UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 2.3%
Diversified Financial Services - 2.3%

AmeriCredit Automobile Receivables Trust Series 2015-2,Class C 2.40% due 01/08/2021	$74,000	$74,068
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	50,000	50,210
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034	75,877	70,327
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	123,000	121,793
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	97,324	96,413
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	79,000	79,187
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	85,000	85,066
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.80% due 04/15/2021	228,000	227,440
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	95,000	97,491
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	91,000	92,037
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	2,020	2,028
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	722,000	767,699
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	38,610	38,081
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*	100,000	99,609
Discover Card Execution Note Trust Series 2015-A4, Class A1 2.19% due 04/17/2023	185,000	187,994
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.60% due 11/25/2036	67,494	57,987
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	52,000	52,578
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	100,000	100,322
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	24,000	24,719
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.43% due 06/17/2031*	100,000	97,265
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	100,000	103,393
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	102,683	102,372
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	262,000	261,823
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(2)	19,190	19,113
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	65,835	64,169
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	35,910	34,980
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	600,000	620,811

Total Asset Backed Securities
(cost $3,607,824)		3,628,975

U.S. CORPORATE BONDS & NOTES - 17.3%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	37,000	36,952

Aerospace/Defense - 0.2%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	90,000	91,980
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	25,000	25,592
Boeing Co. Senior Notes 0.95% due 05/15/2018	92,000	91,291
Boeing Co. Senior Notes 2.20% due 10/30/2022	77,000	76,342
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	35,000	37,633

		322,838

Aerospace/Defense-Equipment - 0.2%

Harris Corp. Senior Notes 4.85% due 04/27/2035	92,000	91,864

Harris Corp. Senior Notes 5.05% due 04/27/2045	87,000	89,151
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	29,000	28,420
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	52,000	52,975
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	79,000	81,568

		343,978

Airlines - 0.1%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	76,000	76,190
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(10)	2,671	2,697
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024	125,000	125,625

		204,512

Alternative Waste Technology - 0.0%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	43,000	42,140

Applications Software - 0.1%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018	83,000	83,356

Auto-Cars/Light Trucks - 0.5%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	88,000	87,815
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	158,000	156,999
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	158,000	156,691
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	57,752
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	199,000	199,561
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	63,000	63,012

		721,830

Auto-Heavy Duty Trucks - 0.1%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	42,025
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	27,000	27,016
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	96,000	97,717

		166,758

Auto/Truck Parts & Equipment-Original - 0.1%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	47,000	48,410
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	60,000	54,300

		102,710

Banks-Commercial - 0.8%

Bank of Nova Scotia/The Sub. Notes 4.50% due 12/16/2025	96,000	93,982
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	190,000	190,510
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	213,000	214,877
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	242,000	240,253
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	273,000	274,456
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	91,000	90,549
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	131,000	168,741

		1,273,368

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	211,941

Banks-Super Regional - 0.2%

SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	58,000	57,874
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	150,000	155,657
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	37,000	37,507

		251,038

Batteries/Battery Systems - 0.0%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	64,000	60,960

Brewery - 0.5%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	62,000	62,583
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	116,000	117,971
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	50,000	51,381
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	71,000	73,287
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	211,000	221,201
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	126,000	135,021
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	188,000	188,435

		849,879

Broadcast Services/Program - 0.0%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	46,000	41,745

Building & Construction Products-Misc. - 0.1%

Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	54,000	54,877
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	26,000	27,820
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	16,000	16,320

		99,017

Building & Construction-Misc. - 0.0%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	35,388

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.45% due 04/01/2025	123,000	122,154

Building-Residential/Commercial - 0.0%

Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	69,000	69,345

Cable/Satellite TV - 0.4%

Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	200,000	202,500
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	85,000	85,213
CCO Holdings LLC Company Guar. Notes 5.88% due 04/01/2024*	25,000	25,531
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	116,000	116,231
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	52,000	54,313
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	80,000	80,210
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	75,000	66,375

		630,373

Casino Hotels - 0.2%

Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	90,000	87,975
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	47,000	40,538
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	65,000	61,587
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	124,375

		314,475

Cellular Telecom - 0.2%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	322,000	242,305
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	110,000	111,471

		353,776

Chemicals-Diversified - 0.1%

Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	226,000	226,669

Chemicals-Plastics - 0.0%

A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	13,000	12,350

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	45,000	57,939
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	66,000	40,755

		98,694

Coal - 0.0%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	28,980

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	154,000	151,665
Valspar Corp. Senior Notes 3.95% due 01/15/2026	40,000	40,411

		192,076

Commercial Services-Finance - 0.1%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	47,000	47,955
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	35,000	28,525
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	86,000	56,330

		132,810

Computer Services - 0.2%

Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	89,000	84,465
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	104,000	90,119
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	95,000	81,014
International Business Machines Corp. Senior Notes 3.45% due 02/19/2026	101,000	102,793

		358,391

Computer Software - 0.0%

Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	55,000	51,838

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	137,000	142,710
Apple, Inc. Senior Notes 2.85% due 02/23/2023	95,000	97,147
Apple, Inc. Senior Notes 4.50% due 02/23/2036	101,000	105,391
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	144,000	118,733

		463,981

Computers-Integrated Systems - 0.0%

Everi Payments, Inc. Senior Notes 10.00% due 01/15/2022	61,000	50,020

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	33,000	33,087

Containers-Metal/Glass - 0.1%

Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	33,000	34,485
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	50,000	53,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	50,000	48,750

		136,610

Containers-Paper/Plastic - 0.1%

Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	105,000	105,000
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	40,000	40,436
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	68,000	52,360

		197,796

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	40,000	41,561

First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	25,000	26,000
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	84,000	84,525

		152,086

Diagnostic Equipment - 0.1%

Danaher Corp. Senior Notes 3.35% due 09/15/2025	69,000	72,713
Danaher Corp. Senior Notes 4.38% due 09/15/2045	38,000	40,832

		113,545

Disposable Medical Products - 0.0%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	24,000	22,560

Distribution/Wholesale - 0.0%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022#	57,000	54,293

Diversified Banking Institutions - 1.5%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	63,000	63,312
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	58,000	57,495
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	94,000	90,595
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	104,000	102,638
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	216,000	235,095
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	21,000	24,136
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	31,000	29,700
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	73,000	72,613
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	86,000	84,609
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	54,000	56,730
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	111,000	112,870
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	119,000	118,393
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	35,000	35,604
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	40,000	38,136
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	83,000	90,995
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	76,000	88,848
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	189,000	216,014
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	117,000	116,923
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	43,000	43,686
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	98,000	99,401
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	52,000	52,451
Morgan Stanley Senior Notes 2.80% due 06/16/2020	58,000	58,291
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	159,000	160,297
Morgan Stanley Senior Notes 4.75% due 03/22/2017	94,000	97,080
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	81,000	85,201
Morgan Stanley Senior Notes 5.50% due 07/28/2021	86,000	96,453

		2,327,566

Diversified Financial Services - 0.3%

General Electric Capital Corp. Company Guar. Notes 1.25% due 05/15/2017	114,000	114,332
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	89,000	111,931

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	159,000	160,198

		386,461

Diversified Manufacturing Operations - 0.2%

General Electric Co. Senior Notes 2.70% due 10/09/2022	76,000	78,591
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	95,000	107,704
Textron, Inc. Senior Notes 4.63% due 09/21/2016	99,000	100,597
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	51,000	43,512

		330,404

Diversified Operations - 0.0%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	43,000	42,687

Electric-Distribution - 0.0%

Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	48,000	48,307

Electric-Integrated - 0.8%

AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	132,300
AES Corp. Senior Notes 5.50% due 03/15/2024	114,000	104,880
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	46,000	46,188
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	80,466
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	27,000	28,535
Entergy Arkansas, Inc. 1st Mtg. Notes 4.95% due 12/15/2044	69,000	70,037
Exelon Corp. Senior Notes 4.95% due 06/15/2035*	44,000	44,986
Exelon Corp. Senior Notes 5.10% due 06/15/2045*	44,000	44,939
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	63,000	63,020
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	119,000	147,858
Indiana Michigan Power Co. Senior Notes 4.55% due 03/15/2046	17,000	16,942
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	12,000	12,940
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	56,000	60,159
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	101,000	100,963
Southern Co. Senior Notes 1.30% due 08/15/2017	82,000	81,430
Southern Power Co. Senior Notes 4.15% due 12/01/2025	87,000	87,405
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025#	155,000	106,950
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	49,000	50,277

		1,280,275

Electronic Components-Misc. - 0.0%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	61,000	60,435

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 1.35% due 12/15/2017	74,000	74,456
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	100,000	81,000

		155,456

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	10,000	9,401

Energy-Alternate Sources - 0.0%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	60,000	45,000

Enterprise Software/Service - 0.0%

Oracle Corp. Senior Notes 3.90% due 05/15/2035	61,000	58,362

Finance-Auto Loans - 0.1%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	104,000	100,880
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	100,000	94,500

		195,380

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	154,000

Finance-Consumer Loans - 0.2%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	138,000	95,220
Navient Corp. Senior Notes 5.88% due 10/25/2024	25,000	20,250
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	36,000	34,065
SLM Corp. Senior Notes 5.63% due 08/01/2033	106,000	68,900
Synchrony Financial Senior Notes 4.25% due 08/15/2024	73,000	72,899

		291,334

Finance-Credit Card - 0.2%

Discover Financial Services Senior Notes 3.75% due 03/04/2025	105,000	99,093
Visa, Inc. Senior Notes 2.20% due 12/14/2020	147,000	149,641
Visa, Inc. Senior Notes 3.15% due 12/14/2025	47,000	48,812
Visa, Inc. Senior Notes 4.30% due 12/14/2045	47,000	50,473

		348,019

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	3,441
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	69,000	7
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	67,000	68,037

		71,492

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	100,000	93,500

Finance-Other Services - 0.2%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	52,000	51,929
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	143,000	143,064
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	103,000	103,125
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	47,000	47,419

		345,537

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	22,620

Food-Dairy Products - 0.1%

Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	100,000	105,219

Food-Meat Products - 0.1%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	110,000	97,350

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	112,000	122,544

Food-Retail - 0.1%

Kroger Co. Senior Notes 3.50% due 02/01/2026	46,000	47,475
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022#	84,000	65,520

		112,995

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	33,210

Gambling (Non-Hotel) - 0.0%

Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	30,000	29,175

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	35,000	34,302

Hotels/Motels - 0.1%

Hyatt Hotels Corp. Senior Notes 4.85% due 03/15/2026	39,000	38,969
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	60,000	58,950

		97,919

Human Resources - 0.0%

Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	50,000	52,500

Independent Power Producers - 0.1%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	115,000	96,025
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	43,000	27,950
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	115,000	97,175

		221,150

Industrial Gases - 0.0%

Airgas, Inc. Senior Notes 3.05% due 08/01/2020	32,000	32,560

Insurance Brokers - 0.0%

USI, Inc. Senior Notes 7.75% due 01/15/2021*	55,000	50,600

Insurance-Life/Health - 0.2%

CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	46,000	44,620
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	45,000	50,346
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	159,000	158,181
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,050

		286,197

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	139,000	162,836
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	52,000	51,438
Metropolitan Life Global Funding I Sec. Notes 1.88% due 06/22/2018*	350,000	348,776

		563,050

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	64,000	59,075
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	220,000	221,811
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	180,811

		461,697

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	75,000	72,563

Internet Content-Entertainment - 0.1%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	100,000	104,750

Investment Management/Advisor Services - 0.1%

National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	89,000	78,320

Machinery-Farming - 0.1%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	85,000	84,941
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	124,000	124,632

		209,573

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	105,000	97,912

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	25,000	24,857
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	80,000	79,184
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	41,000	38,660

Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	135,000	135,543
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	204,000	208,205

		486,449

Medical Products - 0.0%

Greatbatch, Ltd. Company Guar. Notes 9.13% due 11/01/2023*	58,000	56,405

Medical-Biomedical/Gene - 0.1%

Celgene Corp. Senior Notes 5.00% due 08/15/2045	81,000	82,895
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	19,000	20,034

		102,929

Medical-Drugs - 0.2%

Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	82,000	81,302
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	50,000	51,875
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	68,000	74,164
Johnson & Johnson Senior Notes 3.55% due 03/01/2036	65,000	65,089
Johnson & Johnson Senior Notes 3.70% due 03/01/2046	65,000	65,116

		337,546

Medical-HMO - 0.2%

Centene Escrow Corp. Senior Notes 5.63% due 02/15/2021*	11,000	11,495
Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	43,000	45,634
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	76,000	75,952
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	82,000	81,980
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	58,000	60,633

		275,694

Medical-Hospitals - 0.2%

HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	30,000	30,487
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	24,450
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	159,000	151,050
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	75,000	75,750
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	12,000

		293,737

Multimedia - 0.1%

21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	35,000	34,106
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	45,000	35,512
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	81,000	81,649
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	39,000	39,537

		190,804

Music - 0.1%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	42,000	42,630
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	55,000	51,700

		94,330

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	106,000	106,275
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	67,000	68,326
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	91,000	91,855

		266,456

Oil & Gas Drilling - 0.0%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	24,000	15,600

Oil Companies-Exploration & Production - 0.4%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	41,000	34,036
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	100,000	71,000
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	7,153
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	52,000	14,040
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	141,000	31,020
Halcon Resources Corp. Sec. Notes 12.00% due 02/15/2022*	15,600	7,410
Hess Corp. Senior Notes 5.60% due 02/15/2041	38,000	27,324
Hess Corp. Senior Notes 7.88% due 10/01/2029	28,000	25,644
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	50,000	34,000
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	110,000	95,150
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	76,000	63,949
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	14,000	10,297
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	100,000	48,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022#	75,000	43,875
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	43,000	3,655
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	60,000	21,300
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	22,540
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	25,000	18,000
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	54,000	31,792

		610,185

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	110,000	109,307
Chevron Corp. Senior Notes 1.96% due 03/03/2020	61,000	59,979
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	43,000	41,184
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	111,000	110,816
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	58,000	58,000
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	65,000	65,000
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	67,000	45,337

		489,623

Oil Refining & Marketing - 0.1%

Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	129,000	77,722
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	30,000	30,675
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	60,000	51,750

		160,147

Oil-Field Services - 0.1%

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	47,000	34,663
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	74,000	53,280

		87,943

Paper & Related Products - 0.3%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	63,064
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	80,000	79,300

Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	150,000	151,206
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	109,000	112,115
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	64,000	70,843

		476,528

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	76,000	76,627

Pipelines - 0.4%

Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	22,000	21,108
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	32,940
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	66,000	47,907
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	40,000	29,094
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	108,000	89,996
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	86,000	64,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	77,000
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	27,000	18,924
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	45,000	45,413
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	26,000	24,097
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	91,000	51,415
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	125,120

		627,514

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	73,000	72,913

Printing-Commercial - 0.1%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	54,000	54,405
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	70,000	52,325

		106,730

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*#	100,000	94,750
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	65,000	57,200

		151,950

Publishing-Periodicals - 0.1%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	100,000	96,500

Radio - 0.0%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	59,850

Real Estate Investment Trusts - 0.4%

Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	36,000	34,732
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	54,000	48,195
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	70,000	70,700
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	55,000	57,475
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	35,000	33,950
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	120,000	113,335
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	78,000	79,733
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	77,000	77,954

Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	46,000	46,785

		562,859

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	50,000	47,875

Real Estate Operations & Development - 0.0%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	60,000	61,950

Rental Auto/Equipment - 0.1%

United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	25,000	25,000
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	50,000	47,438

		72,438

Retail-Appliances - 0.0%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	57,000	44,460

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	45,000	45,265
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	46,000	47,561

		92,826

Retail-Computer Equipment - 0.0%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	36,000	35,730

Retail-Discount - 0.1%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	100,000	100,989
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	62,000	63,962

		164,951

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	41,501	43,233
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	32,881	35,746
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	50,271	55,319

		134,298

Retail-Regional Department Stores - 0.0%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	33,000	29,091

Retail-Restaurants - 0.2%

Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	43,000	45,042
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	60,000	62,468
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	43,000	44,500
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	60,000	63,329
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	125,000	106,562

		321,901

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	75,000	81,188

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	92,000	94,250
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	257,000	289,898
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	99,000	113,626

		497,774

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	52,000	53,011
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	76,008

		129,019

Specified Purpose Acquisitions - 0.1%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	115,000	85,675

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	96,000	84,398

Steel-Producers - 0.0%

Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	54,000	52,650

Steel-Specialty - 0.0%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	51,000	38,378

Telephone-Integrated - 0.8%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	201,000	199,193
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	106,000	90,270
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	139,000	127,592
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	90,000	82,153
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	49,000	54,064
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	28,000	24,640
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	64,000	62,160
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	43,753
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	20,000	20,000
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	47,000	47,470
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	80,000	80,100
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	98,000	99,539
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	31,000	29,121
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	142,000	125,409
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	95,000	92,813
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	5,000	5,826

		1,184,103

Theaters - 0.0%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	35,000	36,400
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	18,000	18,203

		54,603

Transport-Rail - 0.0%

Union Pacific Corp. Senior Notes 4.38% due 11/15/2065	65,000	61,539

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	93,000	93,698

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	34,000	33,086

Wire & Cable Products - 0.1%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	124,000	90,210

Total U.S. Corporate Bonds & Notes
(cost $28,316,685)		26,985,301

FOREIGN CORPORATE BONDS & NOTES - 4.0%
Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	103,000

Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	110,000	109,951

Banks-Commercial - 0.7%

BPCE SA Sub. Notes 4.50% due 03/15/2025*	204,000	192,444
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	103,000	101,913
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	78,000	82,290
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	214,000	215,768

Kookmin Bank Senior Notes 1.63% due 07/14/2017*	250,000	249,940
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	118,000	118,141
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	200,000	185,995

		1,146,491

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	164,652

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	134,000	143,208

Building-Residential/Commercial - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	51,900

Cable/Satellite TV - 0.1%

Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	200,000	199,500

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	103,000	100,734

Cruise Lines - 0.1%

NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	90,000	87,525
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	30,000	30,450
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	100,000	84,500

		202,475

Diversified Banking Institutions - 1.1%

Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	132,000	128,749
Deutsche Bank AG Senior Notes 3.13% due 01/13/2021	123,000	119,989
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	237,000	200,852
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	193,757
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*	265,000	261,042
Lloyds Banking Group PLC Company Guar. Notes 5.30% due 12/01/2045*	201,000	194,528
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	209,000	210,611
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	239,000	241,648
Societe Generale SA Sub. Notes 5.63% due 11/24/2045*	200,000	176,906

		1,728,082

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	29,000	28,504

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	46,000	34,040
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	25,000	22,250
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*#	100,000	94,000
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018#	46,000	39,416

		189,706

Electric-Generation - 0.3%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	267,000	267,769
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	49,000	49,588
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	112,000	112,212
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	42,000	41,580

		471,149

Electronic Components-Misc. - 0.0%

Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	30,000	28,950

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	14,000	14,193
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	35,999

		50,192

Gold Mining - 0.0%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	32,000	27,704
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	26,000	20,800

		48,504

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	52,000	50,956
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	116,000	110,344

		161,300

Insurance-Property/Casualty - 0.1%

Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	77,000	77,122

Machinery-General Industrial - 0.0%

ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	47,000	47,235

Medical-Drugs - 0.1%

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	105,000	95,025
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	22,000	18,824

		113,849

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	103,000	104,684

Oil & Gas Drilling - 0.0%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	10,000

Oil Companies-Exploration & Production - 0.1%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	41,000	36,744
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	12,000	6,930
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	55,000	29,975
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	23,153
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	36,187

		132,989

Oil Companies-Integrated - 0.2%

BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	71,000	69,998
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	27,000	25,800
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	26,000	19,976
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	79,000	78,583
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	83,000	80,823
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	91,000	89,276

		364,456

Paper & Related Products - 0.1%

Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	67,000	62,478

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	38,000	29,450
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	32,000	22,240
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	60,000	18,000

		69,690

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	39,200

Steel-Producers - 0.0%

ArcelorMittal Senior Notes 7.75% due 03/01/2041	75,000	59,625

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	160,737

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	80,000	77,200

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	58,000	60,618

Total Foreign Corporate Bonds & Notes
(cost $6,683,315)		6,308,181

U.S. GOVERNMENT AGENCIES - 14.7%
Federal Home Loan Mtg. Corp. - 3.8%

2.11% due 02/01/2037 FRS	21,703	22,554
2.50% due 01/01/2028	69,536	71,671
2.60% due 11/01/2037 FRS	188,569	199,522
3.00% due 08/01/2027	290,605	304,294
3.00% due 10/01/2042	172,868	177,782
3.00% due 11/01/2042	335,113	343,532
3.00% due 04/01/2043	471,945	484,727
3.00% due 07/01/2045	327,642	335,541
3.00% due 10/01/2045	144,287	147,766
3.50% due 02/01/2042	155,843	163,233
3.50% due 03/01/2042	88,946	93,145
3.50% due 08/01/2042	493,669	518,693
3.50% due 09/01/2043	165,777	174,690
3.50% due 03/01/2045	575,000	601,946
3.50% due 07/01/2045	207,497	217,310
3.50% due 08/01/2045	228,833	240,535
3.50% due 10/01/2045	295,574	309,380
3.50% due 02/01/2046	241,733	253,024
4.00% due 09/01/2040	224,199	239,678
4.00% due 07/01/2044	232,133	247,588
4.50% due 01/01/2039	5,189	5,624
4.50% due 12/01/2039	240,741	262,081
5.00% due 10/01/2033	1,389	1,526
5.00% due 11/01/2043	157,336	174,480
6.00% due 08/01/2036	44,147	49,916
6.00% due 03/01/2040	33,199	37,824
6.50% due 05/01/2036	194	221
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(2)	10,789	10,946
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-HQ1, Class M1
2.08% due 08/25/2024 FRS(2)	56,621	56,786
Series 2014-DN1, Class M2
2.63% due 02/25/2024 FRS(2)	103,000	102,742
Series 2014-HQ2, Class M2
2.63% due 09/25/2024 FRS(2)	150,000	146,789

		5,995,546

Federal National Mtg. Assoc. - 10.2%
2.06% due 09/01/2035 FRS	167,697	175,112
2.33% due 05/01/2037 FRS	38,262	40,073
2.39% due 07/01/2039 FRS	115,863	121,529
2.45% due 10/01/2035 FRS	161,117	170,411
2.50% due 04/01/2028	235,365	242,526
2.50% due March 15 TBA	764,432	783,871
2.51% due 11/01/2036 FRS	55,952	59,071
2.58% due 10/01/2040 FRS	38,472	40,786
2.61% due 05/01/2040 FRS	176,925	186,676
2.65% due 08/01/2035 FRS	71,766	75,687
2.67% due 10/01/2040 FRS	82,976	87,180
3.00% due 10/01/2027	128,214	134,057
3.00% due 12/01/2027	105,302	110,062
3.00% due 01/01/2028	194,924	203,813
3.00% due March 15 TBA	379,095	395,310
3.00% due 03/01/2042	104,005	106,833
3.00% due 12/01/2042	57,384	58,959
3.00% due 05/01/2043	323,139	331,938
3.00% due 02/01/2045	208,940	214,459
3.00% due 06/01/2045	193,196	198,862
3.00% due March 30 TBA	1,197,000	1,227,423
3.50% due 08/01/2026	139,742	147,931
3.50% due 08/01/2027	21,269	22,510
3.50% due 10/01/2028	217,783	232,114
3.50% due 08/01/2042	328,676	345,902
3.50% due 08/01/2043	705,031	739,289
3.50% due 07/01/2045	137,327	144,119
3.50% due 09/01/2045	158,222	165,925
3.50% due March 30 TBA	1,268,000	1,328,491
4.00% due 09/01/2040	72,877	77,946
4.00% due 12/01/2040	434,722	465,147
4.00% due 11/01/2041	163,473	174,924
4.00% due 01/01/2042	94,451	101,209
4.00% due 10/01/2043	10,104	10,846
4.00% due 12/01/2043	100,260	108,953
4.00% due 10/01/2044	449,346	479,943
4.00% due 11/01/2044	136,111	145,787
4.00% due 02/01/2045	141,670	151,640
4.00% due March 30 TBA	2,470,000	2,635,663
4.50% due 10/01/2024	80,176	85,719
4.50% due 03/01/2025	120,892	130,281
4.50% due 11/01/2040	22,858	24,898
4.50% due 05/01/2041	78,733	85,544
4.50% due 07/01/2041	36,184	39,417
4.50% due 12/01/2044	92,208	100,133
4.50% due March 30 TBA	1,577,839	1,713,647
5.00% due 03/15/2016	67,000	67,120
5.00% due 11/01/2033	2,949	3,278
5.00% due 05/01/2040	50,480	56,210
5.00% due 06/01/2040	151,994	168,779
5.00% due 07/01/2040	330,247	366,505
5.50% due 12/01/2029	20,054	22,491
5.50% due 08/01/2037	93,565	105,218
6.00% due 05/01/2017	4,782	4,860
6.00% due 11/01/2038	75,613	86,329
6.00% due 06/01/2040	4,557	5,200

6.50% due 02/01/2017	1,825	1,848
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.04% due 01/25/2024(2)	292,390	292,116

Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	80,065	80,363

		15,882,933

Government National Mtg. Assoc. - 0.7%

3.00% due 02/20/2045	223,690	232,010
3.00% due 05/20/2045	161,456	167,461
3.00% due March 30 TBA	175,000	181,234
3.50% due 03/20/2045	175,999	186,152
3.50% due 04/20/2045	258,349	273,251
4.00% due 03/20/2044	19,233	20,563
6.00% due 02/15/2029	2,022	2,284
6.00% due 06/15/2029	7,901	9,146

		1,072,101

Tennessee Valley Authority - 0.0%

Tennessee Valley Authority 1.75% due 10/15/2018	50,000	50,981

Total U.S. Government Agencies
(cost $22,863,186)		23,001,561

U.S. GOVERNMENT TREASURIES - 2.3%
United States Treasury Bonds - 0.5%

United States Treasury Bonds
2.88% due 08/15/2045	34,000	35,790
3.00% due 11/15/2044	492,000	531,302
3.00% due 05/15/2045	10,000	10,791
3.00% due 11/15/2045	36,000	38,893
3.38% due 05/15/2044	33,000	38,377
3.63% due 02/15/2044	19,000	23,144
4.50% due 02/15/2036	27,000	37,147

		715,444

United States Treasury Notes - 1.8%

United States Treasury Notes
0.13% due 04/15/2018 TIPS(4)	221,039	223,273
0.75% due 01/31/2018	277,000	276,794
1.00% due 12/15/2017	675,000	677,479
1.38% due 03/31/2020	409,000	412,563
1.38% due 04/30/2020	122,000	123,029
1.38% due 09/30/2020	352,000	354,475
1.50% due 01/31/2022	48,000	48,217
1.63% due 02/15/2026	253,000	250,351
1.75% due 12/31/2020	103,000	105,487
2.00% due 07/31/2022	45,000	46,424
2.00% due 02/15/2025	99,000	101,293
2.13% due 12/31/2021	232,000	241,244

		2,860,629

Total U.S. Government Treasuries
(cost $3,549,017)		3,576,073

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	94,691
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	101,274
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	92,723

Total Municipal Bonds & Notes
(cost $273,113)		288,688

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	90,000	90,386

Sovereign - 0.2%

Government of Canada Senior Notes 0.88% due 02/14/2017	91,000	91,106
United Mexican States Senior Notes 3.50% due 01/21/2021	149,000	153,470
United Mexican States Senior Notes 4.75% due 03/08/2044	121,000	113,740

		358,316

Total Foreign Government Obligations
(cost $439,609)		448,702

COMMON STOCKS - 34.3%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc.	595	12,727
Omnicom Group, Inc.	153	11,905

		24,632

Advertising Services - 0.0%

Sizmek, Inc.†	352	1,148

Aerospace/Defense - 0.9%

Aerovironment, Inc.†	367	9,131
Boeing Co.	3,633	429,348
Cubic Corp.	388	13,634
General Dynamics Corp.	3,718	506,652
Lockheed Martin Corp.	1,854	400,075
National Presto Industries, Inc.	86	7,000
Northrop Grumman Corp.	138	26,526
Spirit AeroSystems Holdings, Inc., Class A†	792	36,432

		1,428,798

Aerospace/Defense-Equipment - 0.3%

AAR Corp.	587	12,497
Aerojet Rocketdyne Holdings, Inc.†	1,139	17,689
Curtiss-Wright Corp.	811	57,249
Kaman Corp.	481	21,135
Moog, Inc., Class A†	591	25,519

United Technologies Corp.	2,807	271,212

		405,301

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	1,000	990

Agricultural Operations - 0.3%

Andersons, Inc.	463	12,432
Archer-Daniels-Midland Co.	10,294	359,878
Bunge, Ltd.	1,078	53,598

		425,908

Airlines - 0.4%

Alaska Air Group, Inc.	1,025	75,747
Allegiant Travel Co.	233	38,184
American Airlines Group, Inc.	2,086	85,526
Delta Air Lines, Inc.	4,954	238,981
Hawaiian Holdings, Inc.†	841	36,180
JetBlue Airways Corp.†	386	8,492
Republic Airways Holdings, Inc.†	903	569
SkyWest, Inc.	901	16,263
Southwest Airlines Co.	694	29,113
United Continental Holdings, Inc.†	1,250	71,575

		600,630

Apparel Manufacturers - 0.1%

Carter’s, Inc.	978	99,394
G-III Apparel Group, Ltd.†	711	37,506
Michael Kors Holdings, Ltd.†	434	24,586
Oxford Industries, Inc.	259	18,811

		180,297

Appliances - 0.0%

iRobot Corp.†#	516	16,171

Applications Software - 0.7%

Citrix Systems, Inc.†	3,767	266,138
Ebix, Inc.#	467	17,293
Epiq Systems, Inc.	573	7,839
Intuit, Inc.	952	92,001
Microsoft Corp.	11,825	601,656
Progress Software Corp.†	891	22,471
Red Hat, Inc.†	624	40,778
Salesforce.com, Inc.†	385	26,084
Tangoe, Inc.†	665	5,380

		1,079,640

Athletic Footwear - 0.0%

NIKE, Inc., Class B	756	46,562

Audio/Video Products - 0.0%

Daktronics, Inc.	687	4,857
DTS, Inc.†	307	7,267
Universal Electronics, Inc.†	258	13,710
VOXX International Corp.†	355	1,416

		27,250

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	568	38,834

Auto-Cars/Light Trucks - 0.0%

Ford Motor Co.	226	2,827
General Motors Co.	1,520	44,749

		47,576

Auto/Truck Parts & Equipment-Original - 0.0%

Gentherm, Inc.†	643	26,813
Superior Industries International, Inc.	411	8,118
Titan International, Inc.	774	3,924

		38,855

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.†#	548	27,712
Motorcar Parts of America, Inc.†	325	11,212
Standard Motor Products, Inc.	350	10,539

		49,463

B2B/E-Commerce - 0.0%

ePlus, Inc.†	104	7,809

Banks-Commercial - 1.2%

Ameris Bancorp	457	12,334
Banner Corp.	361	14,335
BBCN Bancorp, Inc.	1,411	20,191
Cardinal Financial Corp.	572	11,017
Central Pacific Financial Corp.	556	11,081
City Holding Co.	272	11,987
Columbia Banking System, Inc.	1,024	29,522
Community Bank System, Inc.	772	28,587
Cullen/Frost Bankers, Inc.#	3,039	145,659
CVB Financial Corp.	1,755	27,255
East West Bancorp, Inc.	4,962	148,711
First BanCorp†	2,059	5,518
First Commonwealth Financial Corp.	1,578	13,555
First Financial Bancorp	1,094	18,346
First Financial Bankshares, Inc.#	1,170	30,900
First Horizon National Corp.	15,283	183,702
First Midwest Bancorp, Inc.	1,383	23,096
First NBC Bank Holding Co.†	281	6,626
First Republic Bank	3,864	237,791
FNB Corp.	3,111	38,203
Glacier Bancorp, Inc.	1,350	32,157
Hanmi Financial Corp.	568	11,831
Home BancShares, Inc.	1,082	42,761
Independent Bank Corp.	466	20,131
LegacyTexas Financial Group, Inc.	778	13,810
MB Financial, Inc.	1,229	37,509
National Penn Bancshares, Inc.	2,489	27,703
NBT Bancorp, Inc.	768	19,814
OFG Bancorp#	778	4,528
Old National Bancorp	2,032	22,677
Pinnacle Financial Partners, Inc.	623	28,889
Popular, Inc.	7,543	199,890
PrivateBancorp, Inc.	1,403	48,207
Regions Financial Corp.	13,601	102,280
S&T Bancorp, Inc.	618	15,586
Simmons First National Corp., Class A	500	20,595
Southside Bancshares, Inc.	419	9,813
Talmer Bancorp, Inc., Class A	1,114	18,715
Texas Capital Bancshares, Inc.†	813	26,284
Tompkins Financial Corp.	217	12,254
TrustCo Bank Corp. NY	1,687	9,734
UMB Financial Corp.	744	36,538

United Bankshares, Inc.#	1,148	40,226
United Community Banks, Inc.	1,032	17,864
Westamerica Bancorporation#	453	20,380
Wilshire Bancorp, Inc.	1,255	12,349
Wintrust Financial Corp.	858	36,465

		1,907,406

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	1,484	15,671

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	478	11,051

Banks-Super Regional - 0.3%

Comerica, Inc.	1,899	64,148
Fifth Third Bancorp	179	2,732
KeyCorp	746	7,870
Wells Fargo & Co.	8,099	380,005

		454,755

Batteries/Battery Systems - 0.0%

EnerSys	788	40,472

Beverages-Non-alcoholic - 0.3%

Coca-Cola Co.	2,588	111,621
Coca-Cola Enterprises, Inc.	702	34,054
Dr Pepper Snapple Group, Inc.	343	31,395
PepsiCo, Inc.	2,726	266,657

		443,727

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class A#	66	7,035
Brown-Forman Corp., Class B	236	23,239

		30,274

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	6,754	168,850
Discovery Communications, Inc., Class C†	411	10,131

		178,981

Building & Construction Products-Misc. - 0.1%

Drew Industries, Inc.	429	25,822
Gibraltar Industries, Inc.†	523	12,926
Quanex Building Products Corp.	602	10,366
Simpson Manufacturing Co., Inc.	728	24,708

		73,822

Building & Construction-Misc. - 0.1%

Aegion Corp.†	643	11,645
Comfort Systems USA, Inc.	662	18,569
Dycom Industries, Inc.†	576	32,815
MYR Group, Inc.†	366	8,209
TopBuild Corp.†	669	18,050

		89,288

Building Products-Air & Heating - 0.0%

AAON, Inc.	720	17,856

Building Products-Cement - 0.0%

Headwaters, Inc.†	1,311	23,100

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	516	20,604
Griffon Corp.	675	10,030
PGT, Inc.†	863	8,535

		39,169

Building Products-Wood - 0.1%

Boise Cascade Co.†	689	11,534
Masco Corp.	1,294	36,491
Universal Forest Products, Inc.	358	27,465

		75,490

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	484	1,738

Building-Maintenance & Services - 0.0%

ABM Industries, Inc.	997	31,306

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.	479	8,972

Building-Residential/Commercial - 0.0%

Installed Building Products, Inc.†	295	6,590
M/I Homes, Inc.†	438	7,696
Meritage Homes Corp.†	655	21,268

		35,554

Cable/Satellite TV - 0.6%

Comcast Corp., Class A	10,846	626,139
Time Warner Cable, Inc.	1,765	336,868

		963,007

Casino Hotels - 0.0%

Boyd Gaming Corp.†	1,419	24,577
Monarch Casino & Resort, Inc.†	190	3,823

		28,400

Casino Services - 0.0%

Scientific Games Corp., Class A†#	887	7,548

Chemicals-Diversified - 0.8%

Aceto Corp.	523	11,218
Dow Chemical Co.	9,582	465,781
E.I. du Pont de Nemours & Co.	3,393	206,532
Innophos Holdings, Inc.	342	9,911
Innospec, Inc.	428	18,575
Koppers Holdings, Inc.†	365	6,402
LyondellBasell Industries NV, Class A	4,518	362,389
PPG Industries, Inc.	1,301	125,586

		1,206,394

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	761	5,685

Chemicals-Other - 0.0%

American Vanguard Corp.	456	5,750

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	520	12,839

Chemicals-Specialty - 0.1%

Balchem Corp.	559	35,368
Calgon Carbon Corp.	913	12,800
H.B. Fuller Co.	897	34,526
Hawkins, Inc.	169	5,405
Kraton Performance Polymers, Inc.†	542	9,306
Quaker Chemical Corp.	236	18,363

Stepan Co.	324	16,096

		131,864

Circuit Boards - 0.0%

Park Electrochemical Corp.	360	5,123
TTM Technologies, Inc.†	1,143	7,498

		12,621

Coal - 0.0%

Cloud Peak Energy, Inc.†	1,086	1,846
SunCoke Energy, Inc.	1,135	5,369

		7,215

Commercial Services - 0.1%

Healthcare Services Group, Inc.	1,277	45,308
HMS Holdings Corp.†	1,526	20,098
Medifast, Inc.	165	5,008
Nielsen Holdings PLC	101	5,084
Nutrisystem, Inc.	518	10,541

		86,039

Commercial Services-Finance - 0.3%

Cardtronics, Inc.†	797	26,875
Green Dot Corp., Class A†	835	17,251
Heartland Payment Systems, Inc.	652	60,975
LendingTree, Inc.†#	127	11,223
PayPal Holdings, Inc.†	722	27,537
Total System Services, Inc.	1,984	86,463
Western Union Co.	16,322	298,039

		528,363

Communications Software - 0.0%

Digi International, Inc.†	449	3,812

Computer Aided Design - 0.1%

ANSYS, Inc.†	1,021	84,763

Computer Data Security - 0.1%

Fortinet, Inc.†	7,504	213,114

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	708	16,808

Computer Services - 0.7%

Accenture PLC, Class A	616	61,760
Amdocs, Ltd.	124	7,038
CACI International, Inc., Class A†	430	41,547
Ciber, Inc.†	1,268	2,536
Cognizant Technology Solutions Corp., Class A†	582	33,162
Computer Sciences Corp.	103	2,967
Engility Holdings, Inc.†	307	4,455
ExlService Holdings, Inc.†	585	27,548
Genpact, Ltd.†	3,974	105,033
Hewlett Packard Enterprise Co.	2,242	29,751
Insight Enterprises, Inc.†	658	17,174
International Business Machines Corp.	4,793	628,027
LivePerson, Inc.†	875	4,489
Sykes Enterprises, Inc.†	691	21,055
TeleTech Holdings, Inc.	292	8,088
Virtusa Corp.†	481	17,027

		1,011,657

Computer Software - 0.0%

Blackbaud, Inc.	818	46,242

Computers - 0.7%

Apple, Inc.	10,594	1,024,334

Computers-Integrated Systems - 0.0%

Agilysys, Inc.†	269	2,811
Mercury Systems, Inc.†	586	9,575
MTS Systems Corp.	264	14,507
Super Micro Computer, Inc.†	650	21,106

		47,999

Computers-Memory Devices - 0.0%

EMC Corp.	894	23,360
NetApp, Inc.	883	21,934
Western Digital Corp.	252	10,969

		56,263

Computers-Periphery Equipment - 0.0%

Electronics For Imaging, Inc.†	847	33,550

Consulting Services - 0.0%

Forrester Research, Inc.	177	5,508
Gartner, Inc.†	274	22,578
Navigant Consulting, Inc.†	844	12,812

		40,898

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co.†	176	2,452
Central Garden & Pet Co., Class A†	580	7,847
Clorox Co.	55	6,953
Helen of Troy, Ltd.†	499	47,585
Tumi Holdings, Inc.†	1,000	19,750
WD-40 Co.	238	25,704

		110,291

Containers-Metal/Glass - 0.0%

Ball Corp.	81	5,365

Containers-Paper/Plastic - 0.0%

KapStone Paper and Packaging Corp.	1,520	15,565

Cosmetics & Toiletries - 0.5%

Colgate-Palmolive Co.	6,246	409,987
Inter Parfums, Inc.	303	7,669
Procter & Gamble Co.	5,117	410,844

		828,500

Cruise Lines - 0.1%

Carnival Corp.	1,357	65,082

Data Processing/Management - 0.1%

CSG Systems International, Inc.	580	22,017
Dun & Bradstreet Corp.	1,733	166,004
Fidelity National Information Services, Inc.	104	6,058

		194,079

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	308	9,218

Diagnostic Equipment - 0.1%

Abbott Laboratories	2,022	78,332

Affymetrix, Inc.†	1,419	19,923

		98,255

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	743	14,971

Direct Marketing - 0.0%

Harte-Hanks, Inc.	837	2,586

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	146	28,087
ICU Medical, Inc.†	255	23,435
Merit Medical Systems, Inc.†	784	14,747

		66,269

Distribution/Wholesale - 0.2%

Core-Mark Holding Co., Inc.	409	30,115
Essendant, Inc.	663	19,539
Genuine Parts Co.	1,373	123,776
Ingram Micro, Inc., Class A	304	10,883
Pool Corp.	756	60,684
ScanSource, Inc.†	475	17,760
Veritiv Corp.†	145	4,631

		267,388

Diversified Banking Institutions - 1.1%

Bank of America Corp.	13,010	162,885
Citigroup, Inc.	16,351	635,237
JPMorgan Chase & Co.	15,391	866,513

		1,664,635

Diversified Manufacturing Operations - 1.3%

3M Co.	3,741	586,851
Actuant Corp., Class A	1,059	24,791
AZZ, Inc.	458	23,129
Barnes Group, Inc.	916	31,428
Dover Corp.	5,368	326,267
EnPro Industries, Inc.	390	20,233
Fabrinet†	540	15,417
Federal Signal Corp.	1,103	13,082
General Electric Co.	16,446	479,236
Harsco Corp.	1,421	5,386
Illinois Tool Works, Inc.	3,855	363,334
LSB Industries, Inc.†#	348	2,032
Lydall, Inc.†	303	8,772
Parker-Hannifin Corp.	247	24,996
SPX Corp.	724	8,536
Standex International Corp.	227	15,988
Textron, Inc.	229	7,820
Tredegar Corp.	441	6,055

		1,963,353

Diversified Minerals - 0.0%

US Silica Holdings, Inc.#	947	18,173

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	358	10,153

Drug Delivery Systems - 0.0%

Depomed, Inc.†	1,073	16,396
Nektar Therapeutics†	2,367	26,439

		42,835

E-Commerce/Products - 0.5%

Amazon.com, Inc.†	895	494,505
Blue Nile, Inc.	205	5,342
eBay, Inc.†	6,821	162,340
FTD Cos., Inc.†	326	7,580
Stamps.com, Inc.†	266	31,529

		701,296

E-Commerce/Services - 0.0%

Priceline Group, Inc.†	36	45,548

E-Marketing/Info - 0.0%

comScore, Inc.†	574	23,620
Liquidity Services, Inc.†	434	2,027
QuinStreet, Inc.†	631	1,874

		27,521

E-Services/Consulting - 0.0%

Perficient, Inc.†	627	11,317

Electric Products-Misc. - 0.3%

Emerson Electric Co.	7,001	341,859
Littelfuse, Inc.	396	44,993

		386,852

Electric-Integrated - 0.9%

AES Corp.	28,303	277,369
ALLETE, Inc.	812	43,052
Ameren Corp.	1,556	73,054
Avangrid, Inc.†	4,769	184,990
Avista Corp.	1,106	41,807
Consolidated Edison, Inc.	348	24,363
Duke Energy Corp.	104	7,725
Edison International	538	36,670
El Paso Electric Co.	718	29,330
Entergy Corp.	2,208	159,440
Exelon Corp.	9,883	311,216
FirstEnergy Corp.	465	15,564
MDU Resources Group, Inc.	6,180	112,538
NorthWestern Corp.	855	50,761
Public Service Enterprise Group, Inc.	2,035	86,813

		1,454,692

Electronic Components-Misc. - 0.1%

Bel Fuse, Inc., Class B	157	2,332
Benchmark Electronics, Inc.†	897	19,420
CTS Corp.	579	8,372
Methode Electronics, Inc.	683	19,513
OSI Systems, Inc.†	326	19,681
Plexus Corp.†	593	21,579
Rogers Corp.†	319	17,041
Sanmina Corp.†	1,391	28,655

		136,593

Electronic Components-Semiconductors - 0.7%

Broadcom, Ltd.	1,703	228,151
CEVA, Inc.†	363	7,118
Diodes, Inc.†	690	13,207
DSP Group, Inc.†	384	3,314
Intel Corp.	3,842	113,685

Kopin Corp.†	1,109	2,118
Microsemi Corp.†	1,697	58,767
Monolithic Power Systems, Inc.	645	38,094
NVIDIA Corp.	2,045	64,131
QLogic Corp.†	1,487	19,167
Rambus, Inc.†	2,067	26,933
Rovi Corp.†	1,466	33,395
Semtech Corp.†	1,151	22,053
Skyworks Solutions, Inc.	86	5,715
Texas Instruments, Inc.	8,198	434,658
Xilinx, Inc.	286	13,505

		1,084,011

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	2,000	113,840

Electronic Forms - 0.0%

Adobe Systems, Inc.†	322	27,418

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	2,452	91,582
Badger Meter, Inc.#	258	16,948
ESCO Technologies, Inc.	459	16,382
FARO Technologies, Inc.†	309	9,904
Itron, Inc.†	673	26,812

		161,628

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.#	128	3,035
TASER International, Inc.†#	952	18,450

		21,485

Energy-Alternate Sources - 0.0%

First Solar, Inc.†	127	9,128
FutureFuel Corp.	404	5,179
Green Plains, Inc.	632	8,595
REX American Resources Corp.†	102	5,151

		28,053

Engineering/R&D Services - 0.1%

EMCOR Group, Inc.	1,113	51,053
Exponent, Inc.	457	21,337
Jacobs Engineering Group, Inc.†	229	8,851

		81,241

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	785	16,697

Enterprise Software/Service - 0.1%

ManTech International Corp., Class A	432	12,584
MicroStrategy, Inc., Class A†	166	26,708
Omnicell, Inc.†	629	17,216
SYNNEX Corp.	513	48,237

		104,745

Entertainment Software - 0.1%

Activision Blizzard, Inc.	1,161	36,769
Take-Two Interactive Software, Inc.†	1,501	54,021

		90,790

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.	1,047	28,824

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†#	417	9,695
Enova International, Inc.†	475	2,746
PRA Group, Inc.†#	855	20,862
Synchrony Financial†	746	20,105
World Acceptance Corp.†#	151	5,546

		58,954

Finance-Credit Card - 0.2%

Alliance Data Systems Corp.†	117	24,585
American Express Co.	1,744	96,931
Discover Financial Services	512	23,767
MasterCard, Inc., Class A	418	36,333
Visa, Inc., Class A	1,841	133,270

		314,886

Finance-Investment Banker/Broker - 0.1%

E*TRADE Financial Corp.†	772	18,111
Evercore Partners, Inc., Class A	702	32,762
Greenhill & Co., Inc.	484	11,161
Interactive Brokers Group, Inc., Class A#	1,028	35,127
INTL. FCStone, Inc.†	274	6,995
Investment Technology Group, Inc.	596	10,919
Piper Jaffray Cos.†	270	11,435

		126,510

Finance-Other Services - 0.2%

CME Group, Inc.	1,133	103,602
Nasdaq, Inc.	2,935	185,756
WageWorks, Inc.†	638	30,732

		320,090

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	332	23,343

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	107	3,559

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	205	13,274

Food-Misc./Diversified - 0.7%

B&G Foods, Inc.	1,028	35,559
Cal-Maine Foods, Inc.#	551	29,413
Campbell Soup Co.	387	23,897
Darling Ingredients, Inc.†	2,922	26,327
Diamond Foods, Inc.†	470	17,790
General Mills, Inc.	6,053	356,219
Ingredion, Inc.	1,768	178,957
J&J Snack Foods Corp.	262	29,027
Mondelez International, Inc., Class A	9,342	378,631
Snyder’s-Lance, Inc.	930	30,420

		1,106,240

Food-Retail - 0.1%

Kroger Co.	2,026	80,858

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	262	14,033
SpartanNash Co.	667	18,309

		32,342

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	1,307	12,796
Iconix Brand Group, Inc.†#	859	7,473

Steven Madden, Ltd.†	999	35,165
Wolverine World Wide, Inc.	1,825	34,547

		89,981

Forestry - 0.0%

Deltic Timber Corp.#	195	11,041

Funeral Services & Related Items - 0.0%

Matthews International Corp., Class A	584	27,664

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	1,080	31,223

Gas-Distribution - 0.3%

Laclede Group, Inc.	770	50,450
National Fuel Gas Co.	1,634	74,641
New Jersey Resources Corp.	1,522	52,692
Northwest Natural Gas Co.	486	24,247
Piedmont Natural Gas Co., Inc.	1,408	83,649
South Jersey Industries, Inc.	1,225	31,176
Southwest Gas Corp.	841	51,301
UGI Corp.	543	20,069

		388,225

Gold Mining - 0.0%

Newmont Mining Corp.	278	7,181

Golf - 0.0%

Callaway Golf Co.	1,595	14,180

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.	386	14,282

Health Care Cost Containment - 0.0%

CorVel Corp.†	182	7,551
ExamWorks Group, Inc.†	707	20,574
HealthEquity, Inc.†	620	12,908

		41,033

Home Furnishings - 0.1%

American Woodmark Corp.†	243	16,594
Ethan Allen Interiors, Inc.	464	13,238
La-Z-Boy, Inc.	890	21,672
Leggett & Platt, Inc.	2,008	89,677
Select Comfort Corp.†	899	16,092

		157,273

Hotels/Motels - 0.0%

Interval Leisure Group, Inc.	694	8,987
Marcus Corp.	336	6,276
Starwood Hotels & Resorts Worldwide, Inc.	309	21,355
Wyndham Worldwide Corp.	208	15,151

		51,769

Human Resources - 0.1%

AMN Healthcare Services, Inc.†	846	24,052
CDI Corp.	259	1,264
Cross Country Healthcare, Inc.†	578	7,173
Heidrick & Struggles International, Inc.	307	7,211
Insperity, Inc.	330	15,672
Kelly Services, Inc., Class A	528	9,098
Korn/Ferry International	908	25,805
Monster Worldwide, Inc.†	1,619	4,825
On Assignment, Inc.†	843	27,827
Resources Connection, Inc.	659	9,140
TrueBlue, Inc.†	745	17,098

		149,165

Identification Systems - 0.0%

Brady Corp., Class A	835	21,819
Checkpoint Systems, Inc.	748	5,617

		27,436

Independent Power Producers - 0.1%

Calpine Corp.†	5,440	68,326
NRG Energy, Inc.	556	5,994

		74,320

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	481	50,067

Industrial Gases - 0.0%

Praxair, Inc.	81	8,245

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	499	25,733

Insurance Brokers - 0.1%

Aon PLC	275	26,205
Brown & Brown, Inc.	503	16,252
eHealth, Inc.†	296	2,987
Marsh & McLennan Cos., Inc.	832	47,465

		92,909

Insurance-Life/Health - 0.3%

Aflac, Inc.	6,388	380,214
American Equity Investment Life Holding Co.	1,447	19,679
Principal Financial Group, Inc.	159	6,012
Prudential Financial, Inc.	1,089	71,972

		477,877

Insurance-Multi-line - 0.3%

Allstate Corp.	1,403	89,034
American National Insurance Co.	697	70,864
Cincinnati Financial Corp.	426	26,897
CNA Financial Corp.	5,703	165,216
Hartford Financial Services Group, Inc.	307	12,931
Horace Mann Educators Corp.	722	22,245
United Fire Group, Inc.	374	15,080

		402,267

Insurance-Property/Casualty - 0.7%

AMERISAFE, Inc.	339	17,459
AmTrust Financial Services, Inc.	6,260	153,057
Employers Holdings, Inc.	569	15,795
HCI Group, Inc.#	161	5,658
Infinity Property & Casualty Corp.	200	14,952
Navigators Group, Inc.†	195	15,791
ProAssurance Corp.	943	46,499
Progressive Corp.	11,796	376,528
RLI Corp.	670	42,056
Safety Insurance Group, Inc.	250	13,828
Selective Insurance Group, Inc.	1,015	34,084
Stewart Information Services Corp.	395	13,331
Travelers Cos., Inc.	2,890	310,733

United Insurance Holdings Corp.	318	6,204
Universal Insurance Holdings, Inc.#	575	11,224

		1,077,199

Insurance-Reinsurance - 0.7%

Aspen Insurance Holdings, Ltd.	4,904	219,160
Berkshire Hathaway, Inc., Class B†	6,388	857,078

		1,076,238

Internet Content-Entertainment - 0.2%

Facebook, Inc., Class A†	3,393	362,780
Netflix, Inc.†	91	8,500

		371,280

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	747	5,812
HealthStream, Inc.†	433	8,950
XO Group, Inc.†	419	5,983

		20,745

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	2,011	193,398

Internet Security - 0.0%

Symantec Corp.	1,271	24,543
VASCO Data Security International, Inc.†	527	7,246

		31,789

Internet Telephone - 0.0%

8x8, Inc.†	1,584	18,422

Investment Management/Advisor Services - 0.4%

Ameriprise Financial, Inc.	247	20,736
BlackRock, Inc.	107	33,380
Calamos Asset Management, Inc., Class A	306	2,592
Financial Engines, Inc.#	914	22,301
Legg Mason, Inc.	6,073	173,445
T. Rowe Price Group, Inc.	5,253	363,035
Virtus Investment Partners, Inc.	120	11,017

		626,506

Lasers-System/Components - 0.1%

Coherent, Inc.†	429	36,293
Electro Scientific Industries, Inc.†	491	3,501
II-VI, Inc.†	933	20,479
Newport Corp.†	685	15,598
Rofin-Sinar Technologies, Inc.†	503	11,237

		87,108

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	356	23,603
UniFirst Corp.	271	28,566

		52,169

Machinery-Construction & Mining - 0.0%

Astec Industries, Inc.	335	14,549

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	683	20,388

Machinery-Farming - 0.2%

Deere & Co.#	3,809	305,406
Lindsay Corp.#	201	14,552

		319,958

Machinery-General Industrial - 0.1%

Albany International Corp., Class A	511	18,713
Applied Industrial Technologies, Inc.	698	26,873
Chart Industries, Inc.†	542	10,932
DXP Enterprises, Inc.†	225	3,058
Tennant Co.	317	14,753

		74,329

Machinery-Pumps - 0.0%

SPX FLOW, Inc.†	729	13,654

Medical Imaging Systems - 0.0%

Analogic Corp.	221	16,571

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.#	187	10,595
Medidata Solutions, Inc.†	983	33,914
Quality Systems, Inc.	789	12,269

		56,778

Medical Instruments - 0.4%

Abaxis, Inc.	379	14,864
AngioDynamics, Inc.†	470	5,109
CONMED Corp.	458	18,201
CryoLife, Inc.	450	4,819
Edwards Lifesciences Corp.†	307	26,709
Integra LifeSciences Holdings Corp.†	512	31,416
Intuitive Surgical, Inc.†	456	256,755
Medtronic PLC	468	36,219
Natus Medical, Inc.†	586	21,284
NuVasive, Inc.†	871	36,408
St. Jude Medical, Inc.	1,646	88,374
SurModics, Inc.†	230	4,292
Vascular Solutions, Inc.†	308	9,258

		553,708

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	404	16,431

Medical Products - 0.1%

ABIOMED, Inc.†	692	55,367
Cantel Medical Corp.	635	40,405
Greatbatch, Inc.†	445	16,821
Haemonetics Corp.†	900	28,872
Hanger, Inc.†	626	1,559
Invacare Corp.	531	6,430
Luminex Corp.†	680	12,702
MiMedx Group, Inc.†#	1,759	14,477

		176,633

Medical-Biomedical/Gene - 0.9%

Acorda Therapeutics, Inc.†	766	25,056
Amgen, Inc.	3,846	547,209
ANI Pharmaceuticals, Inc.†#	135	4,463
Biogen, Inc.†	120	31,131
Cambrex Corp.†	559	21,561
Emergent BioSolutions, Inc.†	539	18,234
Gilead Sciences, Inc.	6,351	554,125
Ligand Pharmaceuticals, Inc.†#	322	29,714
Medicines Co.†#	1,232	39,621

Momenta Pharmaceuticals, Inc.†	1,112	9,346
Regeneron Pharmaceuticals, Inc.†	55	21,121
Repligen Corp.†	585	15,052
Spectrum Pharmaceuticals, Inc.†#	1,052	4,755
United Therapeutics Corp.†	702	85,602

		1,406,990

Medical-Drugs - 1.4%

AbbVie, Inc.	1,060	57,887
Allergan PLC†	75	21,758
Bristol-Myers Squibb Co.	421	26,073
Enanta Pharmaceuticals, Inc.†#	233	6,615
Jazz Pharmaceuticals PLC†	347	42,188
Johnson & Johnson	6,879	723,740
Lannett Co., Inc.†#	493	12,404
Merck & Co., Inc.	4,144	208,070
Pfizer, Inc.	31,346	930,036
PharMerica Corp.†	540	12,479
Prestige Brands Holdings, Inc.†	936	45,770
Quintiles Transnational Holdings, Inc.†	698	43,772
Sagent Pharmaceuticals, Inc.†	425	6,026
Supernus Pharmaceuticals, Inc.†	608	7,624
Zoetis, Inc.	377	15,480

		2,159,922

Medical-Generic Drugs - 0.0%

Impax Laboratories, Inc.†	1,176	38,443

Medical-HMO - 0.6%

Aetna, Inc.	654	71,044
Anthem, Inc.	2,482	324,373
Centene Corp.†	1,550	88,288
Cigna Corp.	438	61,149
Health Net, Inc.†	1,555	96,752
Magellan Health, Inc.†	454	28,595
UnitedHealth Group, Inc.	2,646	315,139

		985,340

Medical-Hospitals - 0.0%

HCA Holdings, Inc.†	234	16,195
Select Medical Holdings Corp.	1,862	18,229
Universal Health Services, Inc., Class B	188	20,750

		55,174

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	847	17,372
Kindred Healthcare, Inc.#	1,487	15,628

		33,000

Medical-Outpatient/Home Medical - 0.1%

Air Methods Corp.†	635	23,070
Almost Family, Inc.†	147	5,551
Amedisys, Inc.†	502	18,443
Chemed Corp.	300	38,550
LHC Group, Inc.†	230	8,195
Providence Service Corp.†	224	10,642

		104,451

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	1,954	169,256
Cardinal Health, Inc.	2,984	243,793
McKesson Corp.	936	145,660

		558,709

Metal Processors & Fabrication - 0.0%

CIRCOR International, Inc.	293	11,746
Haynes International, Inc.	221	6,807
Mueller Industries, Inc.	1,014	26,587

		45,140

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	163	1,747

Metal-Aluminum - 0.0%

Century Aluminum Co.†	879	6,285
Kaiser Aluminum Corp.	315	24,132

		30,417

Metal-Diversified - 0.0%

Ferroglobe PLC	1,151	9,047

Miscellaneous Manufacturing - 0.1%

AptarGroup, Inc.	525	38,698
Hillenbrand, Inc.	1,115	31,354
John Bean Technologies Corp.	517	27,194

		97,246

Multimedia - 0.2%

E.W. Scripps Co., Class A	945	16,311
Time Warner, Inc.	439	29,062
Twenty-First Century Fox, Inc., Class A	631	17,049
Viacom, Inc., Class B	2,348	86,524
Walt Disney Co.	2,268	216,639

		365,585

Networking Products - 0.3%

Anixter International, Inc.†	503	21,544
Black Box Corp.	273	3,617
Cisco Systems, Inc.	10,641	278,581
Ixia†	1,080	12,323
LogMeIn, Inc.†	445	22,651
NETGEAR, Inc.†	559	22,086
Ruckus Wireless, Inc.†	1,574	15,236

		376,038

Non-Ferrous Metals - 0.0%

Materion Corp.	355	9,258

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.	2,015	36,512

Office Furnishings-Original - 0.0%

Interface, Inc.	1,168	18,571

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	1,815	118,193

Oil & Gas Drilling - 0.0%

Diamond Offshore Drilling, Inc.#	164	3,282
Transocean, Ltd.#	1,590	13,753

		17,035

Oil Companies-Exploration & Production - 0.3%

Anadarko Petroleum Corp.	327	12,410
Antero Resources Corp.†#	495	11,311
Bill Barrett Corp.†#	886	2,534

Bonanza Creek Energy, Inc.†#	724	1,347
Carrizo Oil & Gas, Inc.†	963	20,705
ConocoPhillips	868	29,364
Contango Oil & Gas Co.†	310	1,869
Devon Energy Corp.	1,226	24,128
EOG Resources, Inc.	299	19,357
EP Energy Corp.†#	37,329	64,206
Hess Corp.	372	16,219
Northern Oil and Gas, Inc.†#	927	3,096
PDC Energy, Inc.†	711	35,628
Rex Energy Corp.†#	861	508
Southwestern Energy Co.†#	1,447	8,364
Stone Energy Corp.†	1,013	1,570
Synergy Resources Corp.†#	1,768	11,050
Unit Corp.†	895	4,797
WPX Energy, Inc.†	27,840	114,422

		382,885

Oil Companies-Integrated - 0.8%

Chevron Corp.	6,214	518,496
Exxon Mobil Corp.	8,082	647,772
Marathon Oil Corp.	2,752	22,594
Murphy Oil Corp.#	998	17,146

		1,206,008

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	1,576	103,323
Exterran Corp.†	624	8,511
Flotek Industries, Inc.†#	952	6,931
FMC Technologies, Inc.†	133	3,262
Gulf Island Fabrication, Inc.	238	2,121

		124,148

Oil Refining & Marketing - 0.7%

CVR Energy, Inc.#	3,681	87,056
Marathon Petroleum Corp.	7,051	241,497
Phillips 66	3,704	294,060
Tesoro Corp.	1,055	85,117
Valero Energy Corp.	6,177	371,114

		1,078,844

Oil-Field Services - 0.2%

Archrock, Inc.	1,232	4,916
Baker Hughes, Inc.	1,528	65,505
Basic Energy Services, Inc.†#	696	1,218
Bristow Group, Inc.	620	9,430
CARBO Ceramics, Inc.#	347	6,937
Era Group, Inc.†	342	3,153
Gulfmark Offshore, Inc., Class A†#	457	1,641
Halliburton Co.	133	4,293
Helix Energy Solutions Group, Inc.†	1,751	6,829
Matrix Service Co.†	471	8,662
Newpark Resources, Inc.†	1,493	5,569
Pioneer Energy Services Corp.†	1,144	1,567
Schlumberger, Ltd.	1,206	86,494
SEACOR Holdings, Inc.†#	284	13,743
Tesco Corp.	692	5,010
TETRA Technologies, Inc.†	1,423	7,172

		232,139

Optical Recognition Equipment - 0.0%

Lumentum Holdings, Inc.†	837	20,113

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	316	12,852
Domtar Corp.	2,101	73,934
International Paper Co.	333	11,888
Neenah Paper, Inc.	297	17,987
P.H. Glatfelter Co.	771	14,163
Schweitzer-Mauduit International, Inc.	541	16,349

		147,173

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	803	30,386

Pharmacy Services - 0.1%

Express Scripts Holding Co.†	2,562	180,314

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	221	11,202

Physicians Practice Management - 0.0%

Healthways, Inc.†	556	5,855

Pipelines - 0.0%

ONEOK, Inc.	434	10,416

Platinum - 0.0%

Stillwater Mining Co.†	2,146	18,005

Poultry - 0.1%

Pilgrim’s Pride Corp.†#	2,957	72,299
Sanderson Farms, Inc.	351	32,032

		104,331

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	728	21,716
Powell Industries, Inc.	156	4,129
Vicor Corp.†	293	2,432

		28,277

Protection/Safety - 0.0%

Landauer, Inc.	170	4,942

Publishing-Books - 0.0%

Scholastic Corp.	472	16,534

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	2,040	31,130
News Corp., Class A	507	5,486

		36,616

Real Estate Investment Trusts - 1.2%

Acadia Realty Trust	1,225	40,486
Agree Realty Corp.	344	12,745
American Assets Trust, Inc.	700	25,963
Apartment Investment & Management Co., Class A	1,842	67,436
Boston Properties, Inc.	1,961	223,829
Brixmor Property Group, Inc.	4,390	102,858
Capstead Mtg. Corp.	1,700	16,507
CareTrust REIT, Inc.	854	9,727
CBL & Associates Properties, Inc.	9,915	114,320
Cedar Realty Trust, Inc.	1,328	9,070
Chesapeake Lodging Trust	1,058	26,884

CoreSite Realty Corp.	544	35,066
Cousins Properties, Inc.	3,617	31,323
DiamondRock Hospitality Co.	3,560	31,684
Digital Realty Trust, Inc.	2,462	194,670
EastGroup Properties, Inc.	571	30,965
Education Realty Trust, Inc.	983	38,976
EPR Properties	1,060	65,964
Equity Residential	1,182	88,047
Four Corners Property Trust, Inc.	683	11,208
Franklin Street Properties Corp.	1,582	15,045
GEO Group, Inc.	1,308	37,984
Getty Realty Corp.	465	8,458
Government Properties Income Trust#	1,262	18,728
Healthcare Realty Trust, Inc.	1,785	51,783
Host Hotels & Resorts, Inc.	3,079	47,140
Inland Real Estate Corp.	1,606	17,024
Kite Realty Group Trust	1,478	39,788
Lexington Realty Trust	3,756	29,071
LTC Properties, Inc.	632	28,086
Medical Properties Trust, Inc.	4,218	48,802
Parkway Properties, Inc.	1,446	19,362
Pennsylvania Real Estate Investment Trust	1,228	23,528
PS Business Parks, Inc.	345	31,674
Public Storage	190	47,403
Retail Opportunity Investments Corp.	1,765	32,441
Sabra Health Care REIT, Inc.	1,156	23,022
Saul Centers, Inc.	203	9,943
Simon Property Group, Inc.	548	103,972
Summit Hotel Properties, Inc.	1,539	16,637
Universal Health Realty Income Trust	218	11,301
Urstadt Biddle Properties, Inc., Class A	471	9,312

		1,848,232

Real Estate Management/Services - 0.0%

HFF, Inc., Class A	611	15,293

Real Estate Operations & Development - 0.0%

Forestar Group, Inc.†	597	5,821

Recreational Vehicles - 0.0%

Arctic Cat, Inc.#	231	4,038

Rental Auto/Equipment - 0.0%

Aaron’s, Inc.	965	22,185
United Rentals, Inc.†	86	4,435

		26,620

Research & Development - 0.0%

Albany Molecular Research, Inc.†#	479	7,060

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.	480	29,064

Respiratory Products - 0.0%

Inogen, Inc.†	255	8,716

Retail-Apparel/Shoe - 0.2%

Buckle, Inc.#	500	15,900
Caleres, Inc.	776	21,992
Cato Corp., Class A	464	16,797
Children’s Place, Inc.	361	24,599
Express, Inc.†	1,275	21,968
Finish Line, Inc., Class A	796	14,503
Foot Locker, Inc.	1,205	75,312
Francesca’s Holdings Corp.†	739	13,361
Genesco, Inc.†	392	25,864
PVH Corp.	450	35,617
Stein Mart, Inc.	519	3,846
Tailored Brands, Inc.	858	13,248

		283,007

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	23	3,414
AutoZone, Inc.†	75	58,093
O’Reilly Automotive, Inc.†	1,626	423,280

		484,787

Retail-Automobile - 0.1%

Group 1 Automotive, Inc.	400	22,304
Lithia Motors, Inc., Class A	421	39,035
Sonic Automotive, Inc., Class A	570	10,916

		72,255

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	693	7,401
Barnes & Noble, Inc.	1,099	10,661

		18,062

Retail-Building Products - 0.2%

Home Depot, Inc.	1,386	172,030
Lowe’s Cos., Inc.	930	62,803
Lumber Liquidators Holdings, Inc.†#	481	5,450

		240,283

Retail-Catalog Shopping - 0.0%

Liberty Interactive Corp. QVC Group, Class A†	973	24,695

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	3,060	99,113

Retail-Discount - 0.8%

Costco Wholesale Corp.	70	10,502
Fred’s, Inc., Class A#	622	8,888
Target Corp.	6,282	492,823
Tuesday Morning Corp.†	786	5,290
Wal-Mart Stores, Inc.	10,638	705,725

		1,223,228

Retail-Drug Store - 0.2%

CVS Health Corp.	2,927	284,417
Walgreens Boots Alliance, Inc.	197	15,551

		299,968

Retail-Hair Salons - 0.0%

Regis Corp.†	680	9,744

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	357	6,940
Kirkland’s, Inc.	279	3,987

		10,927

Retail-Jewelry - 0.0%

Movado Group, Inc.	291	8,500

Tiffany & Co.	101	6,563

		15,063

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	453	8,036

Retail-Major Department Stores - 0.0%

TJX Cos., Inc.	715	52,981

Retail-Misc./Diversified - 0.0%

Five Below, Inc.†#	968	37,123

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	451	15,194
EZCORP, Inc., Class A†	920	2,668
First Cash Financial Services, Inc.	494	20,832

		38,694

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	358	5,907

Retail-Regional Department Stores - 0.0%

Stage Stores, Inc.#	568	4,771

Retail-Restaurants - 0.5%

Biglari Holdings, Inc.†	26	9,587
BJ’s Restaurants, Inc.†	367	16,177
Bob Evans Farms, Inc.	371	15,920
Darden Restaurants, Inc.	1,474	94,159
DineEquity, Inc.	298	27,258
McDonald’s Corp.	138	16,172
Papa John’s International, Inc.	513	29,831
Popeyes Louisiana Kitchen, Inc.†	399	21,741
Red Robin Gourmet Burgers, Inc.†	248	16,145
Ruby Tuesday, Inc.†	1,099	5,814
Ruth’s Hospitality Group, Inc.	621	10,911
Sonic Corp.#	883	25,934
Starbucks Corp.	7,542	439,020
Texas Roadhouse, Inc.	1,120	46,715

		775,384

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	328	4,494
Hibbett Sports, Inc.†#	405	14,377
Zumiez, Inc.†	355	7,334

		26,205

Retail-Video Rentals - 0.0%

Outerwall, Inc.#	307	9,575

Retail-Vitamins & Nutrition Supplements - 0.1%

GNC Holdings, Inc., Class A	5,113	145,618
Vitamin Shoppe, Inc.†#	517	14,264

		159,882

Rubber-Tires - 0.1%

Goodyear Tire & Rubber Co.	2,254	67,890

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	396	4,764

Satellite Telecom - 0.0%

EchoStar Corp., Class A†	1,057	47,248
Iridium Communications, Inc.†#	1,432	9,924

		57,172

Savings & Loans/Thrifts - 0.1%

Astoria Financial Corp.	1,609	23,958
Bank Mutual Corp.	750	5,603
BofI Holding, Inc.†	1,017	18,845
Brookline Bancorp, Inc.	1,245	13,085
Dime Community Bancshares, Inc.	543	9,247
Northfield Bancorp, Inc.	809	12,709
Northwest Bancshares, Inc.	1,805	22,725
Oritani Financial Corp.	666	11,269
Provident Financial Services, Inc.	1,044	19,408
Sterling Bancorp	2,117	30,506

		167,355

Schools - 0.1%

American Public Education, Inc.†	289	4,459
Capella Education Co.	193	8,924
Career Education Corp.†	1,207	3,042
Graham Holdings Co., Class B	78	38,073
Strayer Education, Inc.†	196	8,846
Universal Technical Institute, Inc.	374	1,462

		64,806

Security Services - 0.0%

Brink’s Co.	867	25,360

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	234	2,614

Semiconductor Components-Integrated Circuits - 0.1%

Cirrus Logic, Inc.†	1,130	39,810
Exar Corp.†	859	4,587
Maxim Integrated Products, Inc.	2,673	90,508
Power Integrations, Inc.	505	23,144

		158,049

Semiconductor Equipment - 0.1%

Brooks Automation, Inc.	1,200	11,700
Cabot Microelectronics Corp.†	427	16,422
Cohu, Inc.	441	5,032
KLA-Tencor Corp.	140	9,484
Kulicke & Soffa Industries, Inc.†	1,254	14,170
MKS Instruments, Inc.	945	31,091
Nanometrics, Inc.†	429	5,955
Rudolph Technologies, Inc.†	554	7,180
Tessera Technologies, Inc.	851	25,087
Ultratech, Inc.†	469	9,511
Veeco Instruments, Inc.†#	727	13,486

		149,118

Steel Pipe & Tube - 0.0%

TimkenSteel Corp.#	674	5,210

Steel-Producers - 0.2%

AK Steel Holding Corp.†#	3,155	9,023
Nucor Corp.	5,866	230,769

		239,792

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	795	22,848

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,545	5,176

Viavi Solutions, Inc.†	4,116	26,877

		32,053

Telecom Services - 0.0%

Consolidated Communications Holdings, Inc.#	896	20,957
Lumos Networks Corp.†	408	5,018
Spok Holdings, Inc.	373	6,610

		32,585

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	880	16,465
Comtech Telecommunications Corp.	287	5,898
Juniper Networks, Inc.	1,773	43,793
Nortel Networks Corp.†(3)(10)	62	0

		66,156

Telephone-Integrated - 1.0%

AT&T, Inc.	8,819	325,862
Atlantic Tele-Network, Inc.	191	13,740
CenturyLink, Inc.	11,851	362,522
Cincinnati Bell, Inc.†	3,723	12,882
General Communication, Inc., Class A†	527	10,060
Verizon Communications, Inc.	15,449	783,728

		1,508,794

Television - 0.0%

ION Media Networks, Inc.†(3)(10)	18	17,770

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	211	3,897
Unifi, Inc.†	266	5,961

		9,858

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	49	8,807

Therapeutics - 0.0%

Anika Therapeutics, Inc.†	260	11,734

Tobacco - 0.3%

Altria Group, Inc.	1,874	115,382
Philip Morris International, Inc.	3,636	330,985
Universal Corp.#	404	22,010

		468,377

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc.	252	23,691

Toys - 0.0%
Hasbro, Inc.	390	29,589

Transactional Software - 0.0%

Bottomline Technologies de, Inc.†	676	19,070
Synchronoss Technologies, Inc.†	705	19,747

		38,817

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	438	15,860

Transport-Marine - 0.0%

Hornbeck Offshore Services, Inc.†#	566	4,862
Tidewater, Inc.#	833	4,790

		9,652

Transport-Services - 0.2%

C.H. Robinson Worldwide, Inc.	286	19,971
Echo Global Logistics, Inc.†	456	11,633
Expeditors International of Washington, Inc.	2,136	97,786
Hub Group, Inc., Class A†	634	23,407
Matson, Inc.	773	30,990
United Parcel Service, Inc., Class B	668	64,495

		248,282

Transport-Truck - 0.1%

ArcBest Corp.	433	8,474
Celadon Group, Inc.	495	4,440
Forward Air Corp.	547	22,274
Heartland Express, Inc.#	1,073	19,743
Knight Transportation, Inc.#	1,091	26,435
Landstar System, Inc.	84	4,973
Marten Transport, Ltd.	424	6,953
Roadrunner Transportation Systems, Inc.†	537	6,261
Saia, Inc.†	443	11,629

		111,182

Veterinary Diagnostics - 0.0%

Neogen Corp.†	663	32,653
Phibro Animal Health Corp., Class A	322	8,906

		41,559

Water - 0.0%

American States Water Co.	652	27,651

Web Hosting/Design - 0.0%

NIC, Inc.	1,083	19,050

Web Portals/ISP - 0.7%

Alphabet, Inc., Class A†	458	328,487
Alphabet, Inc., Class C†	975	680,326
Blucora, Inc.†	727	4,471

		1,013,284

Wire & Cable Products - 0.0%

Encore Wire Corp.	367	13,263
General Cable Corp.	867	7,448

		20,711

Wireless Equipment - 0.1%

CalAmp Corp.†	649	11,864
ViaSat, Inc.†#	790	57,678

		69,542

X-Ray Equipment - 0.2%

Hologic, Inc.†	7,938	274,893

Total Common Stocks (cost $56,956,121)		53,427,125

EXCHANGE-TRADED FUNDS - 0.6%

iShares Core S&P Small-Cap ETF	2,397	250,391
iShares Russell 1000 Growth ETF	1,103	103,495
iShares Russell 1000 Value ETF#	2,375	220,281
SPDR S&P 500 ETF Trust, Series 1#	1,652	319,761

Total Exchange-Traded Funds (cost $933,107)		893,928

PREFERRED SECURITIES - 0.2%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70%	3,575	86,372

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 0.00%#†	2,200	6,908

Telecom Services - 0.1%

Qwest Corp. 6.13%#	6,925	167,447

Total Preferred Securities (cost $296,449)		260,727

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.2%
Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(5)	98,000	95,844

Banks-Super Regional - 0.1%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(5)	83,000	72,729
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(5)	80,000	84,704
Wells Fargo Capital X 5.95% due 12/01/2086	28,000	28,140

		185,573

Diversified Banking Institutions - 0.5%

BAC Capital Trust XIII FRS Series F 4.00% due 03/21/2016(5)	178,000	125,490
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(5)	155,000	150,350
BNP Paribas SA VRS 7.38% due 08/19/2025*(5)	545,000	509,575
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(5)	55,000	52,387
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(5)	133,000	132,335

		970,137

Electric-Integrated - 0.0%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	47,000	44,650

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(3)†	45,000	5

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	100,000	95,250

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	129,687

Insurance-Life/Health - 0.1%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	35,000	32,987
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	52,000	51,376

		84,363

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	81,000	79,215

Pipelines - 0.0%

TransCanada Trust FRS 5.63% due 05/20/2075	45,000	37,004

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	128,000	132,800

Total Preferred Securities/Capital Securities (cost $1,879,344)		1,854,528

Total Long-Term Investment Securities (cost $125,797,770)		120,673,789

SHORT-TERM INVESTMENT SECURITIES - 30.1%
Registered Investment Companies - 1.9%

State Street Navigator Securities Lending Prime Portfolio 0.49%(6)(7)	2,964,661	2,964,661

Time Deposits - 24.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	38,544,000	38,544,000

U.S. Government Treasuries - 3.5%

United States Treasury Bills(9)
0.04% due 03/31/2016	100,000	99,979
0.15% due 03/31/2016	400,000	399,916
0.16% due 03/31/2016	2,450,000	2,449,488
0.18% due 03/31/2016	150,000	149,969
0.19% due 03/31/2016	40,000	39,992
0.20% due 03/31/2016	500,000	499,896
0.20% due 03/31/2016	450,000	449,906
0.20% due 03/31/2016	400,000	399,916
0.20% due 03/31/2016	560,000	559,883
0.21% due 03/31/2016	100,000	99,979
0.23% due 03/31/2016	30,000	29,994
0.24% due 03/31/2016	300,000	299,937

		5,478,855

Total Short-Term Investment Securities (cost $46,987,865)		46,987,516

TOTAL INVESTMENTS (cost $172,785,635) (8)	107.5%	167,661,305
Liabilities in excess of other assets	(7.5)	(11,710,441)

NET ASSETS	100.0%	$155,950,864

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $13,108,262 representing 8.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $17,789 representing 0.0% of net assets.
(4)	Principal amount of security is adjusted for inflation.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	At February 29, 2016, the Fund had loaned securities with a total value of $3,245,979. This was secured by collateral of $2,964,661, which was received in cash and subsequently invested in short-term investments currently valued at $2,964,661 as reported in the Portfolio of Investments. Additional collateral of $354,844 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	03/24/2016 to 10/13/2016	$52,527
United States Treasury Notes/Bonds	zero coupon to 6.00%	04/15/2016 to 05/15/2045	302,317

(7)	The rate shown is the 7-day yield as of February 29, 2016
(8)	See Note 5 for cost of investments on a tax basis.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Fair value security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1
REMIC	- Real Estate Mortgage Investment Conduit
TBA	- Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date
TIPS	- Treasury Inflation Protected Securities
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at Feburary 29, 2016 and unless noted otherwise, the date shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)
551	Long	Euro Stoxx 50 Index (a)	March 2016	$19,078,438	$17,402,798	$ (1,675,640)
192	Long	Mexican Bolsa IPC Index (a)	March 2016	4,634,804	4,634,370	(434)
99	Short	Russell 1000 Growth Index	March 2016	9,195,396	9,300,060	(104,664)
133	Long	Russell 1000 Value Index	March 2016	12,161,380	12,076,400	(84,980)
98	Long	Russell 2000 Mini Index	March 2016	10,052,670	10,110,660	57,990
179	Short	S&P 500 E-Mini Index	March 2016	18,230,198	17,269,025	961,173
182	Long	SGX Nifty 50 Index	March 2016	2,635,877	2,550,730	(85,147)
143	Long	TOPIX Index (a)	March 2016	19,209,396	16,260,382	(2,949,014)
26	Short	U.S. 5-Year Treasury Note	June 2016	3,140,660	3,145,594	(4,934)
59	Short	U.S. 10-Year Treasury Note	June 2016	7,685,528	7,700,422	(14,894)
28	Short	U.S. Treasury Long Bond	June 2016	4,597,181	4,606,875	(9,694)

						$ (3,910,238)

(a)	Foreign equity futures valued using fair value procedures at February 29, 2016. The aggregate appreciation (depreciation) of these futures contracts was ($4,625,088) representing 3.0% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuations inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$3,628,975		$—	$3,628,975
U.S. Corporate Bonds & Notes:
Airlines	—	201,815		2,697	204,512
Other Industries	—	26,780,789		—	26,780,789
Foreign Corporate Bonds & Notes	—	6,308,181		—	6,308,181
U.S. Government Agencies	—	23,001,561		—	23,001,561
U.S. Government Treasuries	—	3,576,073		—	3,576,073
Municipal Bonds & Notes	—	288,688		—	288,688
Foreign Government Obligations	—	448,702		—	448,702
Common Stocks:
Food-Misc./Diversified	1,088,450	17,790		—	1,106,240
Telecommunications Equipment	66,156	—		0	66,156
Television	—	—		17,770	17,770
Other Industries	52,236,959	—		—	52,236,959
Exchange-Traded Funds	893,928	—		—	893,928
Preferred Securities	260,727	—		—	260,727
Preferred Securities/Capital Securities	—	1,854,528		—	1,854,528
Short-Term Investment Securities:
Registered Investment Companies	2,964,661	—		—	2,964,661
Other Short-Term Investment Securities	—	44,022,855		—	44,022,855

Total Investments at Value	$57,510,881	$110,129,957		$20,467	$167,661,305

Other Financial Instruments:†
Futures Contracts	$1,019,163	$—		$—	$1,019,163

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$304,313	$4,625,088	**	$—	$4,929,401

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity futures contracts that have been fair valued in accordance with pricing procedure approved by the Board. See Note 1.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.4%
Aerospace/Defense - 1.4%

Boeing Co.	60,900	$7,197,162
Northrop Grumman Corp.	4,300	826,546
Rockwell Collins, Inc.	5,400	472,878

		8,496,586

Airlines - 2.6%

Alaska Air Group, Inc.	40,200	2,970,780
American Airlines Group, Inc.	212,900	8,728,900
Delta Air Lines, Inc.	11,200	540,288
United Continental Holdings, Inc.†	53,500	3,063,410

		15,303,378

Apparel Manufacturers - 0.7%

Hanesbrands, Inc.	135,300	3,854,697

Applications Software - 5.3%

Intuit, Inc.	1,200	115,968
Microsoft Corp.	333,400	16,963,392
Red Hat, Inc.†	48,100	3,143,335
Salesforce.com, Inc.†	127,000	8,604,250
ServiceNow, Inc.†	44,200	2,430,558

		31,257,503

Athletic Footwear - 1.0%

NIKE, Inc., Class B	95,300	5,869,527

Auto-Cars/Light Trucks - 0.4%

Ferrari NV†#	4,000	151,920
Tesla Motors, Inc.†#	10,560	2,026,781

		2,178,701

Auto/Truck Parts & Equipment-Original - 0.2%

BorgWarner, Inc.	1,800	58,824
Delphi Automotive PLC	16,300	1,086,884

		1,145,708

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	27,300	966,147
Northern Trust Corp.	5,000	296,900
State Street Corp.	41,000	2,245,980

		3,509,027

Beverages-Non-alcoholic - 0.1%

Monster Beverage Corp.†	4,100	514,550

Beverages-Wine/Spirits - 0.4%

Constellation Brands, Inc., Class A	18,200	2,574,026

Brewery - 0.1%

Molson Coors Brewing Co., Class B	4,000	341,080

Casino Hotels - 0.5%

Las Vegas Sands Corp.	8,300	400,724
MGM Resorts International†	125,000	2,366,250

		2,766,974

Cellular Telecom - 0.0%

T-Mobile US, Inc.†	2,400	89,040

Chemicals-Diversified - 0.0%

PPG Industries, Inc.	1,400	135,142

Chemicals-Specialty - 0.4%

Ashland, Inc.	15,100	1,438,879
Ecolab, Inc.	10,400	1,066,520

		2,505,399

Coatings/Paint - 0.5%

Sherwin-Williams Co.	11,700	3,164,850

Commercial Services-Finance - 0.3%

McGraw Hill Financial, Inc.	1,300	116,662
PayPal Holdings, Inc.†	50,800	1,937,512

		2,054,174

Computer Services - 0.2%

Cognizant Technology Solutions Corp., Class A†	15,600	888,888
IHS, Inc., Class A†	3,700	384,763

		1,273,651

Computers - 1.2%

Apple, Inc.	74,800	7,232,412

Cosmetics & Toiletries - 0.2%

Estee Lauder Cos., Inc., Class A	12,200	1,114,226

Cruise Lines - 1.2%

Carnival Corp.	6,800	326,128
Norwegian Cruise Line Holdings, Ltd.†	68,100	3,345,753
Royal Caribbean Cruises, Ltd.	44,100	3,279,717

		6,951,598

Data Processing/Management - 1.1%

Fidelity National Information Services, Inc.	1,900	110,675
First Data Corp., Class A†	11,500	143,750
Fiserv, Inc.†	63,200	6,043,816

		6,298,241

Diagnostic Equipment - 4.5%

Danaher Corp.	203,380	18,155,732
Thermo Fisher Scientific, Inc.	62,500	8,074,375

		26,230,107

Diversified Banking Institutions - 0.9%

Citigroup, Inc.	4,200	163,170
Morgan Stanley	214,000	5,285,800

		5,448,970

Diversified Manufacturing Operations - 0.1%

Textron, Inc.	18,000	614,700

E-Commerce/Products - 8.1%

Alibaba Group Holding, Ltd. ADR†#	108,521	7,467,330
Amazon.com, Inc.†	71,500	39,505,180
JD.com, Inc. ADR†	23,300	599,043

		47,571,553

E-Commerce/Services - 4.2%

Ctrip.com International, Ltd. ADR†	66,400	2,717,088
Priceline Group, Inc.†	17,100	21,635,091

		24,352,179

Electronic Components-Semiconductors - 0.2%

Broadcom, Ltd.	7,900	1,058,363

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	10,100	377,235

Entertainment Software - 0.3%

Activision Blizzard, Inc.	1,800	57,006
Electronic Arts, Inc.†	30,700	1,972,168

		2,029,174

Finance-Consumer Loans - 0.0%

Synchrony Financial†	1,700	45,815

Finance-Credit Card - 5.4%

MasterCard, Inc., Class A	167,000	14,515,640
Visa, Inc., Class A	231,800	16,780,002

		31,295,642

Finance-Investment Banker/Broker - 0.8%

TD Ameritrade Holding Corp.	157,200	4,492,776

Finance-Other Services - 1.2%

CME Group, Inc.	1,200	109,728
Intercontinental Exchange, Inc.	28,320	6,753,187

		6,862,915

Food-Misc./Diversified - 0.1%

Kraft Heinz Co.	3,800	292,676

Food-Retail - 0.1%

Kroger Co.	9,100	363,181

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	165,159	3,432,004
Marriott International, Inc., Class A#	38,490	2,623,093

		6,055,097

Insurance Brokers - 0.5%

Aon PLC	600	57,174
Marsh & McLennan Cos., Inc.	42,200	2,407,510
Willis Towers Watson PLC	2,100	237,972

		2,702,656

Insurance-Multi-line - 0.1%

Chubb, Ltd.	3,500	404,355

Internet Application Software - 1.3%

Tencent Holdings, Ltd.(1)	415,300	7,567,755

Internet Content-Entertainment - 5.3%

Facebook, Inc., Class A†	233,341	24,948,820
Netflix, Inc.†	62,400	5,828,784

		30,777,604

Internet Content-Information/News - 0.5%

LinkedIn Corp., Class A†	22,800	2,671,932

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	10,840	910,018

Machinery-General Industrial - 0.8%

Roper Technologies, Inc.	19,300	3,241,049
Wabtec Corp.	24,200	1,708,520

		4,949,569

Medical Instruments - 1.2%

Intuitive Surgical, Inc.†	8,600	4,842,316
Medtronic PLC	27,992	2,166,301

		7,008,617

Medical Products - 1.9%

Becton Dickinson and Co.	33,700	4,969,065
Henry Schein, Inc.†	11,700	1,935,765
Stryker Corp.	42,900	4,284,852

		11,189,682

Medical-Biomedical/Gene - 8.0%

Alexion Pharmaceuticals, Inc.†	85,600	12,052,480
Biogen, Inc.†	20,400	5,292,168
Celgene Corp.†	106,400	10,728,312
Gilead Sciences, Inc.	87,800	7,660,550
Incyte Corp.†	7,800	573,300
Regeneron Pharmaceuticals, Inc.†	13,500	5,184,270
Vertex Pharmaceuticals, Inc.†	59,200	5,061,008

		46,552,088

Medical-Drugs - 6.0%

Allergan PLC†	52,651	15,274,582
Baxalta, Inc.	27,800	1,070,856
Bristol-Myers Squibb Co.	129,000	7,988,970
Eli Lilly & Co.	66,200	4,766,400
Shire PLC ADR#	7,100	1,108,381
Valeant Pharmaceuticals International, Inc.†	58,100	3,822,980
Zoetis, Inc.	21,100	866,366

		34,898,535

Medical-HMO - 3.7%

Aetna, Inc.	42,800	4,649,364
Anthem, Inc.	39,400	5,149,186
Cigna Corp.	7,700	1,074,997
Humana, Inc.	8,900	1,575,033
UnitedHealth Group, Inc.	79,000	9,408,900

		21,857,480

Medical-Wholesale Drug Distribution - 2.6%

AmerisourceBergen Corp.	12,000	1,039,440
Cardinal Health, Inc.	50,200	4,101,340
McKesson Corp.	64,100	9,975,242

		15,116,022

Multimedia - 0.7%

Walt Disney Co.	43,700	4,174,224

Oil Companies-Exploration & Production - 0.0%

Concho Resources, Inc.†	500	45,120
Pioneer Natural Resources Co.	700	84,371

		129,491

Real Estate Investment Trusts - 1.7%

American Tower Corp.	105,700	9,745,540

Retail-Apparel/Shoe - 1.1%

L Brands, Inc.	21,500	1,822,985
PVH Corp.	700	55,405
Ross Stores, Inc.	80,500	4,425,890

		6,304,280

Retail-Auto Parts - 2.0%

AutoZone, Inc.†	5,300	4,105,221
O’Reilly Automotive, Inc.†	28,200	7,341,024

		11,446,245

Retail-Building Products - 2.7%

Home Depot, Inc.	60,000	7,447,200
Lowe’s Cos., Inc.	123,300	8,326,449

		15,773,649

Retail-Discount - 0.3%

Costco Wholesale Corp.	10,200	1,530,306
Dollar General Corp.	1,500	111,375

		1,641,681

Retail-Drug Store - 1.9%

CVS Health Corp.	49,500	4,809,915
Walgreens Boots Alliance, Inc.	77,600	6,125,744

		10,935,659

Retail-Gardening Products - 0.6%

Tractor Supply Co.	45,300	3,831,021

Retail-Restaurants - 1.3%

McDonald’s Corp.	500	58,595
Starbucks Corp.	126,900	7,386,849
Yum! Brands, Inc.	800	57,976

		7,503,420

Semiconductor Components-Integrated Circuits - 0.1%

NXP Semiconductors NV†	8,400	598,416

Transport-Rail - 0.8%

Canadian Pacific Railway, Ltd.	29,500	3,575,105
Kansas City Southern	11,300	923,323
Union Pacific Corp.	1,700	134,062

		4,632,490

Transport-Services - 0.6%

FedEx Corp.	23,900	3,271,432

Transport-Truck - 0.4%

J.B. Hunt Transport Services, Inc.	29,500	2,250,555

Web Portals/ISP - 7.7%

Alphabet, Inc., Class A†	21,200	15,205,064
Alphabet, Inc., Class C†	36,984	25,806,326
Baidu, Inc. ADR†	21,800	3,780,556

		44,791,946

X-Ray Equipment - 0.1%

Hologic, Inc.†	17,400	602,562

Total Long-Term Investment Securities
(cost $427,833,254)		579,959,797

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(3)	6,060,132	6,060,132
T. Rowe Price Reserve Investment Fund 0.32%(3)	2,884,729	2,884,729

Total Short-Term Investment Securities
(cost $8,944,861)		8,944,861

TOTAL INVESTMENTS
(cost $436,778,115)(4)	100.9%	588,904,658
Liabilities in excess of other assets	(0.9)	(5,518,837)

NET ASSETS	100.0%	$583,385,821

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $7,567,755 representing 1.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $13,379,624. This was secured by collateral of $6,060,132, which was received in cash and subsequently invested in short-term investments currently valued at $6,060,132 as reported in the portfolio of investments. Additional collateral of $7,407,243 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Notes/Bonds	0.63% to 3.50%	09/30/2016 to 05/15/2025	$7,407,243

(3)	The rate shown is the 7-day yield as of February 29, 2016.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$572,392,042	$7,567,755	**	$—	$579,959,797
Short-Term Investment Securities	8,944,861	—		—	8,944,861

Total Investments at Value	$581,336,903	$7,567,755		$—	$588,904,658

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procudures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.9%
Aerospace/Defense - 5.2%

General Dynamics Corp.	4,700	$640,469
Raytheon Co.	5,460	676,221
Rolls-Royce Holdings PLC ADR	63,000	589,050
Spirit AeroSystems Holdings, Inc., Class A†	18,200	837,200

		2,742,940

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	8,990	868,614

Apparel Manufacturers - 1.8%

Hanesbrands, Inc.	33,300	948,717

Applications Software - 1.5%

Microsoft Corp.	15,935	810,773

Auto/Truck Parts & Equipment-Original - 2.0%

Delphi Automotive PLC	3,800	253,384
Johnson Controls, Inc.	21,800	794,828

		1,048,212

Banks-Fiduciary - 1.3%

State Street Corp.	12,410	679,820

Banks-Super Regional - 7.1%

Capital One Financial Corp.	16,025	1,053,323
Fifth Third Bancorp	28,400	433,384
KeyCorp	43,600	459,980
PNC Financial Services Group, Inc.	8,725	709,430
Wells Fargo & Co.	23,945	1,123,499

		3,779,616

Building & Construction Products-Misc. - 2.0%

Owens Corning	24,300	1,042,956

Building Products-Cement - 1.5%

CRH PLC ADR	31,400	802,270

Building-Residential/Commercial - 1.5%

NVR, Inc.†	499	816,863

Cellular Telecom - 0.7%

Vodafone Group PLC ADR	12,954	393,802

Chemicals-Diversified - 1.3%

FMC Corp.	18,800	707,632

Commercial Services - 1.7%

Nielsen Holdings PLC	18,100	911,154

Cruise Lines - 5.0%

Carnival Corp.	19,300	925,628
Norwegian Cruise Line Holdings, Ltd.†	17,900	879,427
Royal Caribbean Cruises, Ltd.	11,600	862,692

		2,667,747

Diversified Banking Institutions - 5.6%

Bank of America Corp.	72,326	905,522
Citigroup, Inc.	27,810	1,080,418
JPMorgan Chase & Co.	17,905	1,008,052

		2,993,992

Diversified Manufacturing Operations - 1.0%

Eaton Corp. PLC	9,100	516,061

Electronic Components-Semiconductors - 4.2%

Intel Corp.	15,300	452,727
Microchip Technology, Inc.#	20,200	898,698
Texas Instruments, Inc.	16,320	865,286

		2,216,711

Electronic Security Devices - 1.5%

Tyco International PLC	23,100	812,658

Engineering/R&D Services - 0.8%

KBR, Inc.	29,000	401,070

Enterprise Software/Service - 1.4%

Oracle Corp.	20,400	750,312

Finance-Consumer Loans - 2.0%

Navient Corp.	49,605	537,222
SLM Corp.†	91,805	536,141

		1,073,363

Finance-Credit Card - 2.3%

American Express Co.	11,255	625,553
Discover Financial Services	13,100	608,102

		1,233,655

Finance-Investment Banker/Broker - 1.1%

E*TRADE Financial Corp.†	25,300	593,538

Industrial Gases - 1.6%

Air Products & Chemicals, Inc.	6,500	861,055

Instruments-Controls - 1.1%

Honeywell International, Inc.	5,800	587,830

Insurance Brokers - 1.0%

Willis Towers Watson PLC	4,500	509,940

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	6,500	545,675

Machinery-Farming - 1.0%

Deere & Co.#	6,700	537,206

Medical Instruments - 1.6%

Medtronic PLC	10,730	830,395

Medical-Drugs - 5.9%

Johnson & Johnson	8,185	861,144
Merck & Co., Inc.	13,900	697,919
Pfizer, Inc.	26,341	781,537
Sanofi ADR	19,700	779,135

		3,119,735

Medical-Generic Drugs - 1.4%

Teva Pharmaceutical Industries, Ltd. ADR	13,800	767,280

Medical-HMO - 4.3%

Anthem, Inc.	4,715	616,203
Cigna Corp.	6,000	837,660
UnitedHealth Group, Inc.	7,020	836,082

		2,289,945

Medical-Wholesale Drug Distribution - 1.5%

Cardinal Health, Inc.	9,600	784,320

Oil Companies-Exploration & Production - 2.8%

California Resources Corp.	1,171	658
ConocoPhillips	15,765	533,330
Fairmount Santrol Holdings, Inc.†#	37,900	75,042
Occidental Petroleum Corp.	12,465	857,841

		1,466,871

Oil Companies-Integrated - 2.9%

BP PLC ADR	27,035	786,448

Chevron Corp.	9,200	767,648

		1,554,096

Oil Refining & Marketing - 1.0%

Phillips 66	6,900	547,791

Resort/Theme Parks - 1.3%

SeaWorld Entertainment, Inc.	38,900	703,701

Retail-Discount - 1.1%

Target Corp.	7,100	556,995

Savings & Loans/Thrifts - 3.0%

First Niagara Financial Group, Inc.	20,300	187,572
New York Community Bancorp, Inc.	51,300	776,169
People’s United Financial, Inc.#	44,200	645,762

		1,609,503

Semiconductor Components-Integrated Circuits - 1.2%

QUALCOMM, Inc.	12,500	634,875

Telephone-Integrated - 1.7%

Verizon Communications, Inc.	18,038	915,068

Tobacco - 5.7%

Altria Group, Inc.	18,170	1,118,727
Philip Morris International, Inc.	8,100	737,343
Reynolds American, Inc.	23,656	1,192,972

		3,049,042

Tools-Hand Held - 1.7%

Stanley Black & Decker, Inc.	9,860	926,939

Total Long-Term Investment Securities
(cost $46,321,798)		51,610,738

SHORT-TERM INVESTMENT SECURITIES - 5.5%
Registered Investment Companies - 2.4%

State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	1,303,700	1,303,700

Time Deposits - 3.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$1,643,000	1,643,000

Total Short-Term Investment Securities
(cost $2,946,700)		2,946,700

TOTAL INVESTMENTS
(cost $49,268,498)(3)	102.4%	54,557,438
Liabilities in excess of other assets	(2.4)	(1,270,449)

NET ASSETS	100.0%	$53,286,989

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $1,464,310. This was secured by collateral of $1,303,700, which was received in cash and subsequently invested in short-term investments currently valued at $1,303,700 as reported in the Portfolio of Investments. Additional collateral of $212,359 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	04/07/2016	$2,085
United States Treasury Notes/Bonds	0.13% to 8.88%	04/15/2016 to 11/15/2044	210,274

(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$51,610,738	$—	$—	$51,610,738
Short-Term Investment Securities:
Registered Investment Companies	1,303,700	—	—	1,303,700
Time Deposits	—	1,643,000	—	1,643,000

Total Investments at Value*	$52,914,438	$1,643,000	$—	$54,557,438

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 5.8%
Diversified Financial Services - 5.8%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$102,000	$102,539
AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40% due 01/08/2021	314,000	314,287
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	375,000	380,850
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	35,000	35,147
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	269,588	267,065
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	333,000	333,789
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	409,000	409,317
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	542,000	544,857
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.80% due 04/15/2021	228,000	227,440
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	420,000	431,014
Commercial Mtg. Trust VRS Series 2016-787S, Class A 3.55% due 02/10/2036*(1)(9)	313,000	322,366
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(9)	125,000	128,660
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	1,224,000	1,237,942
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	467,000	496,559
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	163,350	161,112
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	335,000	333,689
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	569,000	578,209
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	282,000	285,132
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	253,061
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	247,191
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40% due 11/15/2018*	122,000	122,043
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	941,526	959,540
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	403,234
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	320,000	334,321
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	375,000	374,914
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	463,367	461,963
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	282,000	281,809
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	91,794	92,099
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	143,397	143,150
Synchrony Credit Card Master Note Trust Series 2014-1, Class A 1.61% due 11/15/2020	343,000	342,850
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	1,100,000	1,123,974
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(1)	528,000	561,865
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	214,463	209,037
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	114,713	111,741
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	900,000	931,216

Total Asset Backed Securities
(cost $13,621,086)		13,543,982

U.S. CORPORATE BONDS & NOTES - 22.3%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	126,000	125,838

Aerospace/Defense - 0.4%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	252,000	257,545
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	94,000	96,228
Boeing Co. Senior Notes 0.95% due 05/15/2018	302,000	299,671
Boeing Co. Senior Notes 2.20% due 10/30/2022	186,000	184,410
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	86,000	92,470

		930,324

Aerospace/Defense-Equipment - 0.2%

Harris Corp. Senior Notes 4.85% due 04/27/2035	241,000	240,645
Harris Corp. Senior Notes 5.05% due 04/27/2045	228,000	233,637

		474,282

Applications Software - 0.1%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018	202,000	202,868

Auto-Cars/Light Trucks - 0.9%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	305,000	304,357
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	393,000	390,510
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	409,578
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	151,016
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	162,303
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	485,000	486,369
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	167,000	167,031

		2,071,164

Auto-Heavy Duty Trucks - 0.2%

PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	65,000	65,038
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	335,000	340,994

		406,032

Banks-Commercial - 1.3%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	473,000	474,269
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	621,000	626,472
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	589,000	584,748
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	256,833
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	810,000	814,322
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	219,000	217,915

		2,974,559

Banks-Fiduciary - 0.2%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	552,889

Banks-Super Regional - 0.4%

SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	151,000	150,673
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	297,000	306,733
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	381,000	395,368
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	90,000	91,233

		944,007

Brewery - 1.0%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	152,000	153,429
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	286,000	290,859
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	125,000	128,452

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	176,000	181,671
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	519,000	544,093
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	312,000	334,337
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	630,000	631,457

		2,264,298

Cable/Satellite TV - 0.2%

CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	284,000	284,566
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	136,000	142,049

		426,615

Chemicals-Diversified - 0.1%

Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	302,000	302,893

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	230,468

Coatings/Paint - 0.2%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	409,000	402,798
Valspar Corp. Senior Notes 3.95% due 01/15/2026	106,000	107,090

		509,888

Commercial Services-Finance - 0.1%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	123,000	125,500

Computer Services - 0.3%

Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	228,000	216,382
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	266,000	230,495
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	242,000	206,373
International Business Machines Corp. Senior Notes 3.45% due 02/19/2026	139,000	141,468

		794,718

Computers - 0.5%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	363,000	378,130
Apple, Inc. Senior Notes 2.85% due 02/23/2023	229,000	234,174
Apple, Inc. Senior Notes 4.50% due 02/23/2036	247,000	257,739
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	422,000	347,954

		1,217,997

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	87,000	87,228

Containers-Paper/Plastic - 0.0%

Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	97,000	98,056

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	100,000	103,903

Diagnostic Equipment - 0.1%

Danaher Corp. Senior Notes 3.35% due 09/15/2025	176,000	185,470
Danaher Corp. Senior Notes 4.38% due 09/15/2045	98,000	105,305

		290,775

Diversified Banking Institutions - 3.4%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	757,000	760,753
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	143,000	141,756
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	247,000	238,052
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	296,000	292,124
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	363,526

Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	44,000	50,571
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	245,000	234,728
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	878,000	873,348
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	211,000	207,586
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	142,000	149,180
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	295,000	299,971
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	295,000	293,496
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	86,000	87,483
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	106,000	101,060
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	261,000	305,123
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	726,000	829,767
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	399,000	398,738
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	175,000	177,790
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	274,000	277,917
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	138,000	139,197
Morgan Stanley Senior Notes 2.80% due 06/16/2020	152,000	152,762
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	772,000	778,296
Morgan Stanley Senior Notes 4.75% due 03/22/2017	423,000	436,860
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	248,000	260,864

		7,850,948

Diversified Financial Services - 0.2%

General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	78,000	98,096
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	361,706

		459,802

Diversified Manufacturing Operations - 0.4%

General Electric Co. Senior Notes 2.70% due 10/09/2022	262,000	270,931
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	330,000	374,129
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	309,920

		954,980

Diversified Operations - 0.1%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	131,000	130,048

Electric-Distribution - 0.1%

Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	172,000	173,101

Electric-Integrated - 1.1%

Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	134,000	134,547
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	349,760
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	65,000	68,695
Entergy Arkansas, Inc. 1st Mtg. Notes 4.95% due 12/15/2044	192,000	194,885
Exelon Corp. Senior Notes 4.95% due 06/15/2035*	115,000	117,577
Exelon Corp. Senior Notes 5.10% due 06/15/2045*	118,000	120,518
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	180,000	180,057
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	325,536

Indiana Michigan Power Co. Senior Notes 4.55% due 03/15/2046	45,000	44,846
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	30,000	32,351
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	146,000	156,844
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	310,000	309,885
Southern Co. Senior Notes 1.30% due 08/15/2017	259,000	257,201
Southern Power Co. Senior Notes 4.15% due 12/01/2025	217,000	218,010
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	137,000	140,571

		2,651,283

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	160,000	158,517

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 1.35% due 12/15/2017	249,000	250,534

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	25,000	23,502

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.80% due 07/08/2021	406,000	419,672
Oracle Corp. Senior Notes 3.90% due 05/15/2035	160,000	153,082

		572,754

Finance-Consumer Loans - 0.1%

Synchrony Financial Senior Notes 4.25% due 08/15/2024	253,000	252,652

Finance-Credit Card - 0.4%

Discover Financial Services Senior Notes 3.75% due 03/04/2025	275,000	259,529
Visa, Inc. Senior Notes 2.20% due 12/14/2020	364,000	370,539
Visa, Inc. Senior Notes 3.15% due 12/14/2025	113,000	117,356
Visa, Inc. Senior Notes 4.30% due 12/14/2045	110,000	118,129

		865,553

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	6,960
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	176,000	178,725

		185,705

Finance-Other Services - 0.4%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	134,000	133,817
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	478,000	478,213
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	269,000	269,328
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	114,000	115,016

		996,374

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	276,000	301,983

Food-Retail - 0.1%

Kroger Co. Senior Notes 3.50% due 02/01/2026	114,000	117,656

Gas-Distribution - 0.1%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	109,000	106,827

Hotels/Motels - 0.0%

Hyatt Hotels Corp. Senior Notes 4.85% due 03/15/2026	103,000	102,918

Industrial Gases - 0.0%

Airgas, Inc. Senior Notes 3.05% due 08/01/2020	84,000	85,470

Insurance-Life/Health - 0.3%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	206,977
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	320,000	318,351
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,179

		642,507

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	477,000	558,796
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	131,000	129,584

		688,380

Insurance-Mutual - 0.5%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	169,000	155,994
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	442,000	445,639
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	159,884
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	455,040

		1,216,557

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	351,000	350,755
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	429,000	431,189

		781,944

Medical Labs & Testing Services - 0.6%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	71,000	70,595
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	229,000	226,664
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	117,000	110,322
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	441,000	442,772
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	559,296

		1,409,649

Medical Products - 0.0%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	57,210

Medical-Biomedical/Gene - 0.1%

Celgene Corp. Senior Notes 5.00% due 08/15/2045	212,000	216,960
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	54,000	56,940

		273,900

Medical-Drugs - 0.2%

Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	216,000	214,161
Johnson & Johnson Senior Notes 3.55% due 03/01/2036	163,000	163,223
Johnson & Johnson Senior Notes 3.70% due 03/01/2046	164,000	164,294

		541,678

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	211,000	210,866
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	196,000	195,954
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	152,000	158,900

		565,720

Multimedia - 0.2%

21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	87,000	84,779
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	118,000	93,120
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	207,000	208,659

Walt Disney Co. Senior Notes 1.65% due 01/08/2019	97,000	98,335

		484,893

Networking Products - 0.4%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	255,000	255,662
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	528,000	538,444
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	218,000	220,049

		1,014,155

Oil Companies-Exploration & Production - 0.4%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	485,000	402,620
Hess Corp. Senior Notes 5.60% due 02/15/2041	124,000	89,161
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	141,041
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	228,000	191,846
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	44,000	32,364
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	71,000	51,120
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	170,000	100,087

		1,008,239

Oil Companies-Integrated - 0.6%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	289,000	287,180
Chevron Corp. Senior Notes 1.96% due 03/03/2020	159,000	156,338
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	114,000	109,187
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	290,000	289,519
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	152,000	152,000
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	169,000	169,000
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	204,000	138,040

		1,301,264

Oil-Field Services - 0.1%

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	126,000	92,925
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	210,000	151,200

		244,125

Paper & Related Products - 0.6%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	251,000	248,805
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	530,000	534,260
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	378,517
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	256,000	283,372

		1,444,954

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	183,000	184,511

Pipelines - 0.4%

Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	59,000	56,607
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	176,000	127,752
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	103,000	74,916
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	371,000	309,154
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	131,000	91,818
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	294,000	296,698

		956,945

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	175,000	174,791

Real Estate Investment Trusts - 0.3%

Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	311,000	293,726
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	239,000	244,311
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	195,000	197,415

		735,452

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	109,000	109,642
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	112,000	115,801

		225,443

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	306,000	309,026
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	215,000	221,803

		530,829

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	129,219	134,613
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	147,099	159,915
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	144,530	159,042

		453,570

Retail-Regional Department Stores - 0.0%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	89,000	78,457

Retail-Restaurants - 0.2%

McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	148,000	154,087
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	106,000	109,698
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	149,000	157,266

		421,051

Savings & Loans/Thrifts - 0.8%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	371,878
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	991,000	1,117,857
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	459,094

		1,948,829

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	113,000	115,197
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	192,697

		307,894

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	303,000	266,381

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	141,000	106,102

Telephone-Integrated - 1.1%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	518,297
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	277,000	235,894
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	362,000	332,290
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	222,000	202,645
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	130,000	143,436
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	313,000	317,916
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	104,000	97,695
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	674,000	595,250

Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	147,000	143,616
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	15,000	17,479

		2,604,518

Transport-Rail - 0.1%

Union Pacific Corp. Senior Notes 4.38% due 11/15/2065	163,000	154,321

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	95,000	92,446

Total U.S. Corporate Bonds & Notes
(cost $53,174,964)		52,291,624

FOREIGN CORPORATE BONDS & NOTES - 7.5%
Aerospace/Defense - 0.2%

Rolls-Royce PLC Company Guar. Notes 2.38% due 10/14/2020*	416,000	415,391

Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	163,000	162,927

Banks-Commercial - 2.4%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	24,000	23,954
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	760,000	760,134
Bank of Nova Scotia/The Sub. Notes 4.50% due 12/16/2025	236,000	231,038
BPCE SA Sub. Notes 4.50% due 03/15/2025*	314,000	296,212
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	414,000	409,632
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	254,000	254,239
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	338,776
ING Bank NV Senior Notes 4.00% due 03/15/2016*	278,000	278,321
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	280,000	257,273
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	783,000	782,812
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	506,000	513,170
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	647,810
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	253,616
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	287,000	287,343
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	400,000	371,990

		5,706,320

Banks-Money Center - 0.2%

Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*#	215,000	214,829
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	240,576

		455,405

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	411,631

Beverages-Wine/Spirits - 0.2%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	353,000	377,256

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	219,000	181,770

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	259,000	253,301

Diversified Banking Institutions - 1.4%

Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	404,000	394,050
Deutsche Bank AG Senior Notes 3.13% due 01/13/2021	403,000	393,134

Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	381,000	322,889
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	280,000	271,261
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*	666,000	656,053
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	352,000	354,713
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	570,000	576,314
Societe Generale SA Sub. Notes 5.63% due 11/24/2045*	200,000	176,906
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	202,000	201,142

		3,346,462

Diversified Financial Services - 0.3%

GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	406,000	406,072
GE Capital International Funding Co. Company Guar. Notes 4.42% due 11/15/2035*	249,000	260,017

		666,089

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	98,000	96,325

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	167,315
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	118,000	87,320
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018#	122,000	104,539

		359,174

Electric-Generation - 0.5%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	677,000	678,950
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	124,000	125,487
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	285,000	285,539
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	120,780

		1,210,756

Electronic Components-Misc. - 0.0%

Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	79,000	76,235

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	111,000	96,099
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	88,000	70,400

		166,499

Insurance-Multi-line - 0.2%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	135,000	132,291
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	304,000	289,176

		421,467

Insurance-Property/Casualty - 0.1%

Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	188,000	188,298

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	404,818

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	269,000	273,398
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021	237,000	234,845

		508,243

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	475,000	470,186
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	201,000	198,163
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	83,000	79,310
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	16,903

Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	196,000	194,966
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	216,000	210,335
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	227,000	222,701

		1,392,564

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	263,118

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	275,000	265,375

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	152,000	158,861

Total Foreign Corporate Bonds & Notes
(cost $17,883,014)		17,488,285

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	250,775
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	241,304
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	339,268

Total Municipal Bonds & Notes
(cost $789,578)		831,347

U.S. GOVERNMENT AGENCIES - 40.1%
Federal Home Loan Bank - 0.1%

5.50% due 07/15/2036	250,000	344,885

Federal Home Loan Mtg. Corp. - 11.8%

2.11% due 02/01/2037 FRS	104,316	108,405
2.50% due 01/01/2028	320,341	330,179
2.50% due 04/01/2028	823,583	847,901
2.60% due 11/01/2037 FRS	782,376	827,821
3.00% due 08/01/2027	649,374	679,624
3.00% due 10/01/2042	696,600	716,401
3.00% due 11/01/2042	789,412	809,244
3.00% due 02/01/2043	402,677	412,792
3.00% due 04/01/2043	834,046	854,907
3.00% due 05/01/2043	1,134,907	1,169,830
3.00% due 08/01/2043	848,749	869,861
3.00% due 07/01/2045	1,126,483	1,153,641
3.00% due 10/01/2045	575,171	589,038
3.50% due 11/01/2041	867,110	908,025
3.50% due 03/01/2042	267,423	280,048
3.50% due 04/01/2042	1,494,607	1,566,049
3.50% due 06/01/2042	1,996,371	2,090,632
3.50% due 08/01/2042	365,174	384,560
3.50% due 03/01/2045	2,383,381	2,495,074
3.50% due 08/01/2045	951,056	999,694
3.50% due 10/01/2045	985,246	1,031,266
3.50% due 11/01/2045	662,691	693,645
3.50% due 02/01/2046	833,636	872,574
4.00% due 09/01/2040	659,593	705,124
4.00% due 07/01/2044	900,474	960,423
4.50% due 01/01/2039	20,181	21,873
5.00% due 10/01/2033	1,237	1,360
5.00% due 06/01/2039	607,131	677,921
5.00% due 07/01/2040	1,042,888	1,153,263
5.00% due 11/01/2043	803,017	890,513
5.50% due 11/01/2018	30,422	31,364
5.50% due 02/01/2035	105,179	116,892
6.00% due 10/01/2033	160,992	183,633
6.00% due 03/01/2040	1,134	1,292
6.50% due 02/01/2035	7,258	8,540
6.50% due 01/01/2036	20,432	23,288
6.75% due 09/15/2029	500,000	750,539
6.75% due 03/15/2031	250,000	376,299
7.00% due 11/01/2016	356	360
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	48,350	49,053
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.37% due 09/15/2039(2)(4)	445,662	67,826
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN1, Class M2
2.63% due 02/25/2024(2)	431,000	429,922
Series 2014-HQ2, Class M2
2.63% due 09/25/2024(2)	600,000	587,156

		27,727,852

Federal National Mtg. Assoc. - 26.1%

2.06% due 09/01/2035 FRS	699,450	730,376
2.33% due 05/01/2037 FRS	172,075	180,218
2.39% due 07/01/2039 FRS	522,116	547,652
2.45% due 10/01/2035 FRS	663,931	702,229
2.50% due 04/01/2028	470,730	485,052
2.50% due March 15 TBA	2,429,140	2,490,912
2.51% due 11/01/2036 FRS	327,347	345,596
2.58% due 10/01/2040 FRS	173,939	184,398
2.61% due 05/01/2040 FRS	741,992	782,884
2.65% due 08/01/2035 FRS	376,536	397,109
2.67% due 10/01/2040 FRS	405,106	425,633
3.00% due 10/01/2027	160,267	167,571
3.00% due 12/01/2027	1,053,024	1,100,624
3.00% due 01/01/2028	1,299,494	1,358,752
3.00% due 03/01/2042	894,440	918,760
3.00% due 12/01/2042	940,056	965,943
3.00% due 02/01/2045	894,787	918,423
3.00% due 06/01/2045	917,679	944,594
3.00% due March 15 TBA	932,624	972,515
3.00% due March 30 TBA	4,239,000	4,346,741
3.50% due 08/01/2026	254,076	268,965
3.50% due 09/01/2026	74,337	78,842

3.50% due 08/01/2027	132,790	140,534
3.50% due 10/01/2028	725,943	773,714
3.50% due March 15 TBA	400,000	422,688
3.50% due 12/01/2041	621,566	656,265
3.50% due 06/01/2042	406,411	426,852
3.50% due 07/01/2042	123,135	127,185
3.50% due 08/01/2042	1,857,262	1,945,362
3.50% due 08/01/2043	759,601	797,092
3.50% due 07/01/2045	682,768	716,535
3.50% due 09/01/2045	662,372	694,618
3.50% due 11/01/2045	495,137	519,406
3.50% due March 30 TBA	4,495,000	4,709,438
4.00% due 07/01/2040	236,687	256,096
4.00% due 09/01/2040	135,652	145,139
4.00% due 10/01/2040	144,401	154,507
4.00% due 12/01/2040	1,630,207	1,744,300
4.00% due 10/01/2041	703,710	752,854
4.00% due 11/01/2041	818,032	875,338
4.00% due 01/01/2042	120,898	129,548
4.00% due 12/01/2043	833,612	905,890
4.00% due 10/01/2044	2,417,702	2,582,490
4.00% due 11/01/2044	583,332	624,802
4.00% due 02/01/2045	564,853	604,602
4.00% due March 30 TBA	4,690,000	5,004,559
4.50% due 11/01/2022	173,281	182,303
4.50% due 10/01/2024	360,791	385,735
4.50% due 11/01/2040	293,581	319,770
4.50% due 12/01/2040	553,706	603,101
4.50% due 05/01/2041	440,910	479,054
4.50% due 07/01/2041	191,980	209,137
4.50% due 12/01/2044	384,826	417,904
4.50% due March 30 TBA	4,745,949	5,154,442
5.00% due 03/15/2016	1,140,000	1,142,036
5.00% due 05/11/2017	500,000	524,973
5.00% due 10/01/2033	5,110	5,690
5.00% due 03/01/2034	64,864	72,078
5.00% due 05/01/2039	427,213	476,174
5.00% due 05/01/2040	175,884	195,850
5.00% due 06/01/2040	106,781	118,573
5.00% due 07/01/2040	400,372	444,625
5.00% due March 30 TBA	511,000	565,862
5.50% due 12/01/2029	115,366	129,387
5.50% due 04/01/2033	95,920	108,613
5.50% due 12/01/2033	77,882	87,748
5.50% due 07/01/2037	479,230	538,807
5.50% due 08/01/2037	315,781	355,110
5.50% due 06/01/2038	48,952	55,470
6.00% due 12/01/2016	1,332	1,347
6.00% due 11/01/2017	5,468	5,579
6.00% due 12/01/2020	19,558	20,414
6.00% due 12/01/2036	654,828	747,843
6.00% due 11/01/2038	185,595	211,899
6.00% due 06/01/2040	136,718	156,002
6.50% due 10/01/2037	50,533	58,909
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	632,095	634,449
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.04% due 01/25/2024(2)	1,600,911	1,599,414

		61,031,901

Government National Mtg. Assoc. - 2.0%

3.00% due 02/20/2045	926,587	961,048
3.00% due 05/20/2045	677,352	702,543
3.00% due March 30 TBA	727,000	752,899
3.50% due 03/20/2045	727,226	769,174
3.50% due 04/20/2045	1,384,010	1,463,844

		4,649,508

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	155,000	158,041

Total U.S. Government Agencies
(cost $93,045,852)		93,912,187

U.S. GOVERNMENT TREASURIES - 21.2%
United States Treasury Bonds - 4.5%

2.75% due 11/15/2042	423,000	437,541
2.88% due 08/15/2045	142,000	149,477
3.00% due 11/15/2044	397,000	428,714
3.00% due 05/15/2045	1,500,000	1,618,593
3.13% due 11/15/2041	1,278,000	1,428,964
3.13% due 02/15/2042	408,000	455,892
3.38% due 05/15/2044	259,000	301,199
3.63% due 02/15/2044	840,000	1,023,225
3.88% due 08/15/2040	174,000	219,050
4.25% due 05/15/2039	267,000	354,755
4.38% due 11/15/2039	934,000	1,261,995
4.50% due 02/15/2036	875,000	1,203,842
4.75% due 02/15/2037	587,000	833,517
5.00% due 05/15/2037	159,000	233,419
5.25% due 11/15/2028	404,000	553,512
8.13% due 08/15/2019	92,000	114,202

		10,617,897

United States Treasury Notes - 16.7%

0.50% due 03/31/2017	1,500,000	1,496,542
0.50% due 04/30/2017	500,000	498,672
0.75% due 12/31/2017	234,000	233,790
0.75% due 01/31/2018	523,000	522,612
0.75% due 02/28/2018	1,511,000	1,509,702
0.88% due 02/28/2017	600,000	600,961
0.88% due 01/15/2018	600,000	600,797
1.00% due 08/31/2016	103,000	103,235
1.13% due 02/28/2021	458,000	455,871
1.25% due 11/30/2018	7,911,000	7,991,035
1.38% due 07/31/2018	809,000	819,681
1.38% due 02/28/2019	510,000	516,654
1.38% due 01/31/2021	250,000	251,631
1.50% due 01/31/2019	2,650,000	2,694,409
1.50% due 01/31/2022	3,444,000	3,459,605
1.63% due 08/15/2022	2,390,000	2,415,487
1.63% due 02/15/2026	225,000	222,644
1.75% due 12/31/2020	402,000	411,705

1.75% due 05/15/2023	3,000,000	3,044,181
2.00% due 07/31/2022	118,000	121,734
2.00% due 02/15/2025	1,900,000	1,944,012
2.00% due 08/15/2025	107,000	109,370
2.25% due 11/15/2024	2,427,000	2,535,836
2.50% due 05/15/2024	4,538,000	4,837,045
3.13% due 05/15/2019	11,000	11,749
3.63% due 08/15/2019	27,000	29,375
4.00% due 08/15/2018	1,403,000	1,513,322

		38,951,657

Total U.S. Government Treasuries
(cost $47,514,289)		49,569,554

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	299,278

Sovereign - 0.4%

United Mexican States Senior Notes 3.50% due 01/21/2021	423,000	435,690
United Mexican States Senior Notes 3.60% due 01/30/2025#	240,000	238,800
United Mexican States Senior Notes 4.75% due 03/08/2044	319,000	299,860

		974,350

Total Foreign Government Obligations
(cost $1,247,364)		1,273,628

PREFERRED SECURITIES - 0.2%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70%#	7,100	171,536

Telecom Services - 0.1%

Qwest Corp. 6.13%#	13,750	332,475

Total Preferred Securities
(cost $521,212)		504,011

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.1%
Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(6)	259,000	253,302

Banks-Super Regional - 0.1%

PNC Preferred Funding Trust I VRS* 2.16% due 03/15/2017(6)	198,000	158,153
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	97,485

		255,638

Diversified Banking Institutions - 0.1%

HSBC Holdings PLC VRS 6.38% due 03/30/2025#(6)	6,000	5,503
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	295,000	293,525

		299,028

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	154,000	146,300

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(3)†	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	205,740

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045	94,000	88,595
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	279,604

		368,199

Insurance-Multi-line - 0.2%

MetLife Capital Trust IV 7.88% due 12/15/2067*	150,000	171,000
MetLife, Inc. 6.40% due 12/15/2066	284,000	277,741

		448,741

Pipelines - 0.0%

TransCanada Trust FRS 5.63% due 05/20/2075	118,000	97,031

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	396,000	410,850

Total Preferred Securities/Capital Securities
(cost $2,582,015)		2,484,837

Total Long-Term Investment Securities
(cost $230,379,374)		231,899,455

SHORT-TERM INVESTMENT SECURITIES - 13.2%
Registered Investment Companies - 0.6%

State Street Navigator Securities Lending Prime Portfolio 0.49%(7)(8)	1,449,190	1,449,190

Time Deposits - 12.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	29,350,000	29,350,000

Total Short-Term Investment Securities
(cost $30,799,190)		30,799,190

TOTAL INVESTMENTS
(cost $261,178,564)(5)	112.2%	262,698,645
Liabilities in excess of other assets	(12.2)	(28,599,679)

NET ASSETS	100.0%	$234,098,966

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $22,081,698 representing 9.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $28 representing 0.0% of net assets.
(4)	Interest Only
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	The rate shown is the 7-day yield as of February 29, 2016.
(8)	At February 29, 2016, the Fund had loaned securities with a total value of $1,425,000. This was secured by collateral of $1,499,190, which was received in cash and subsequently invested in short-term investments currently valued at $1,499,190 as reported in the Portfolio of Investments.
(9)	Fair value security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 29, 2016, and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$13,092,956	$451,026	$13,543,982
U.S. Corporate Bonds & Notes	—	52,291,624	—	52,291,624
Foreign Corporate Bonds & Notes	—	17,488,285	—	17,488,285
Municipal Bonds & Notes	—	831,347	—	831,347
U.S. Government Agencies	—	93,912,187	—	93,912,187
U.S. Government Treasuries	—	49,569,554	—	49,569,554
Foreign Government Obligations	—	1,273,628	—	1,273,628
Preferred Securities	504,011	—	—	504,011
Preferred Securities/Capital Securities	—	2,484,837	—	2,484,837
Short-Term Investment Securities:
Registered Investment Companies	1,449,190	—	—	1,449,190
Time Deposits	—	29,350,000	—	29,350,000

Total Investments at Value	$1,953,201	$260,294,418	$451,026	$262,698,645

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Advertising Agencies - 0.9%

Interpublic Group of Cos., Inc.	13,270	$283,845
Omnicom Group, Inc.	21,590	1,679,918

		1,963,763

Aerospace/Defense - 1.5%

Boeing Co.	3,940	465,629
Raytheon Co.	21,620	2,677,637

		3,143,266

Aerospace/Defense-Equipment - 0.0%

B/E Aerospace, Inc.	2,210	96,400

Airlines - 2.3%

American Airlines Group, Inc.	3,780	154,980
Delta Air Lines, Inc.	25,100	1,210,824
Southwest Airlines Co.	57,800	2,424,710
United Continental Holdings, Inc.†	21,190	1,213,339

		5,003,853

Applications Software - 1.8%

Microsoft Corp.	76,060	3,869,933

Auto/Truck Parts & Equipment-Original - 1.8%

Lear Corp.	31,713	3,214,113
Magna International, Inc.	1,840	71,484
WABCO Holdings, Inc.†	5,400	509,220

		3,794,817

Banks-Commercial - 0.2%

Regions Financial Corp.	59,370	446,462

Banks-Super Regional - 4.1%

Capital One Financial Corp.	25,160	1,653,767
KeyCorp#	36,100	380,855
SunTrust Banks, Inc.	47,800	1,586,004
US Bancorp	92,985	3,581,782
Wells Fargo & Co.	34,605	1,623,667

		8,826,075

Beverages-Non-alcoholic - 0.9%

Dr Pepper Snapple Group, Inc.	20,200	1,848,906

Brewery - 0.6%

Molson Coors Brewing Co., Class B	15,700	1,338,739

Broadcast Services/Program - 0.3%

Scripps Networks Interactive, Inc., Class A	9,970	590,623

Building & Construction Products-Misc. - 0.4%

Owens Corning	19,200	824,064

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	2,200	121,836

Building-Residential/Commercial - 0.9%

D.R. Horton, Inc.	23,690	632,997
Lennar Corp., Class A	13,480	565,351
NVR, Inc.†	240	392,880
Toll Brothers, Inc.†	11,104	304,805

		1,896,033

Cable/Satellite TV - 2.3%

Comcast Corp., Class A	85,830	4,954,966

Cellular Telecom - 0.1%

United States Cellular Corp.†	5,127	212,258

Chemicals-Diversified - 1.7%

Akzo Nobel NV ADR	6,823	132,776
Dow Chemical Co.	20,400	991,644
Eastman Chemical Co.	19,290	1,237,453
LyondellBasell Industries NV, Class A	1,100	88,231
PPG Industries, Inc.	11,960	1,154,499

		3,604,603

Chemicals-Specialty - 0.0%

Ashland, Inc.	880	83,855

Commercial Services - 0.8%

Nielsen Holdings PLC	32,220	1,621,955

Commercial Services-Finance - 0.2%

Total System Services, Inc.	7,773	338,747

Computer Services - 2.1%

Amdocs, Ltd.	23,488	1,333,179
Cognizant Technology Solutions Corp., Class A†	44,500	2,535,610
DST Systems, Inc.	5,693	595,374

		4,464,163

Computers - 1.9%

Apple, Inc.	41,460	4,008,767

Computers-Memory Devices - 0.8%

Brocade Communications Systems, Inc.	77,789	772,445
EMC Corp.	20,520	536,188
Western Digital Corp.	9,950	433,123

		1,741,756

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†	2,590	121,342

Containers-Paper/Plastic - 0.5%

Bemis Co., Inc.	4,370	214,436
Packaging Corp. of America	19,905	965,392

		1,179,828

Cruise Lines - 1.5%

Carnival Corp.	69,073	3,312,741

Data Processing/Management - 0.1%

Dun & Bradstreet Corp.	400	38,316
Fidelity National Information Services, Inc.	630	36,698
First Data Corp., Class A†	7,660	95,750

		170,764

Distribution/Wholesale - 0.2%

Fossil Group, Inc.†#	8,000	375,280

Diversified Banking Institutions - 9.1%

Bank of America Corp.	306,234	3,834,050
Citigroup, Inc.	123,233	4,787,602
Goldman Sachs Group, Inc.	17,440	2,607,803
JPMorgan Chase & Co.	140,594	7,915,442
Morgan Stanley	18,150	448,305

		19,593,202

Diversified Manufacturing Operations - 0.6%

3M Co.	2,920	458,060
Parker-Hannifin Corp.	7,500	759,000

		1,217,060

E-Commerce/Services - 0.5%

Priceline Group, Inc.†	919	1,162,728

E-Services/Consulting - 0.5%

CDW Corp.	25,750	1,019,185

Electric-Integrated - 2.3%

AES Corp.	137,860	1,351,028
American Electric Power Co., Inc.	2,690	166,108
Exelon Corp.	59,600	1,876,804
PG&E Corp.	170	9,644
Public Service Enterprise Group, Inc.	36,000	1,535,760

		4,939,344

Electronic Components-Semiconductors - 1.0%

Intel Corp.	49,560	1,466,480
NVIDIA Corp.	20,700	649,152

		2,115,632

Energy-Alternate Sources - 0.2%

First Solar, Inc.†	5,100	366,537

Engineering/R&D Services - 0.3%

AECOM†	8,790	241,373
EMCOR Group, Inc.	6,800	311,916

		553,289

Enterprise Software/Service - 0.0%

Oracle Corp.	860	31,631

Entertainment Software - 1.3%

Activision Blizzard, Inc.	86,090	2,726,470

Finance-Consumer Loans - 0.7%

SLM Corp.†	267,932	1,564,723

Finance-Credit Card - 1.0%

Discover Financial Services	45,420	2,108,396

Finance-Leasing Companies - 0.0%

AerCap Holdings NV†	610	21,795
Air Lease Corp.	670	20,134

		41,929

Finance-Other Services - 0.7%

Nasdaq, Inc.	22,850	1,446,177

Food-Meat Products - 0.8%

Tyson Foods, Inc., Class A	27,130	1,756,667

Food-Retail - 0.3%

Kroger Co.	17,296	690,283

Home Decoration Products - 0.5%

Newell Rubbermaid, Inc.#	27,220	1,034,632

Hotels/Motels - 0.0%

Wyndham Worldwide Corp.	100	7,284

Housewares - 0.0%

Tupperware Brands Corp.#	1,350	67,446

Human Resources - 0.1%

ManpowerGroup, Inc.	1,430	110,739

Independent Power Producers - 0.2%

Dynegy, Inc.†	51,230	516,398

Instruments-Controls - 0.1%

Honeywell International, Inc.	1,855	188,004

Insurance-Life/Health - 0.5%

Lincoln National Corp.	15,927	581,813
Prudential Financial, Inc.	9,115	602,411

		1,184,224

Insurance-Multi-line - 0.9%

Genworth Financial, Inc., Class A†	71,340	151,241
Hartford Financial Services Group, Inc.	24,029	1,012,101
MetLife, Inc.	4,335	171,493
XL Group PLC	17,000	584,460

		1,919,295

Insurance-Property/Casualty - 0.9%

Travelers Cos., Inc.	17,280	1,857,946

Internet Content-Entertainment - 1.1%

Facebook, Inc., Class A†	22,510	2,406,769

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	1,730	145,234

Medical Instruments - 0.5%

Medtronic PLC	11,724	907,320
St. Jude Medical, Inc.	4,390	235,699

		1,143,019

Medical Labs & Testing Services - 1.0%

Laboratory Corp. of America Holdings†	15,380	1,689,339
Quest Diagnostics, Inc.	5,986	398,249

		2,087,588

Medical Products - 1.1%

Baxter International, Inc.	31,440	1,242,195
Zimmer Biomet Holdings, Inc.	10,640	1,030,058

		2,272,253

Medical-Biomedical/Gene - 2.2%

Amgen, Inc.	20,760	2,953,733
Gilead Sciences, Inc.	20,550	1,792,987

		4,746,720

Medical-Drugs - 5.2%

Allergan PLC†	5,560	1,613,012
Baxalta, Inc.	27,190	1,047,359
Johnson & Johnson	6,250	657,562
Merck & Co., Inc.	53,378	2,680,109
Pfizer, Inc.	176,782	5,245,122

		11,243,164

Medical-Generic Drugs - 1.3%

Teva Pharmaceutical Industries, Ltd. ADR	48,912	2,719,507

Medical-HMO - 6.1%

Aetna, Inc.	36,500	3,964,995
Centene Corp.†	28,300	1,611,968
Cigna Corp.	21,200	2,959,732
Humana, Inc.	8,800	1,557,336
UnitedHealth Group, Inc.	25,900	3,084,690

		13,178,721

Medical-Hospitals - 0.5%

Community Health Systems, Inc.†	8,750	132,300
Universal Health Services, Inc., Class B	9,488	1,047,191

		1,179,491

Networking Products - 3.6%

Cisco Systems, Inc.	267,120	$6,993,202
Telefonaktiebolaget LM Ericsson ADR	92,580	849,421

		7,842,623

Office Supplies & Forms - 0.4%

Avery Dennison Corp.	12,590	819,861

Oil Companies-Exploration & Production - 1.5%

Apache Corp.	49,430	1,892,180
Devon Energy Corp.	11,350	223,368
Gulfport Energy Corp.†	39,190	940,560
Hess Corp.	5,000	218,000

		3,274,108

Oil Companies-Integrated - 2.1%

BP PLC ADR	47,000	1,367,230
Exxon Mobil Corp.	1,280	102,592
Marathon Oil Corp.	160,824	1,320,365
Suncor Energy, Inc.	68,820	1,684,714

		4,474,901

Oil Field Machinery & Equipment - 0.0%

FMC Technologies, Inc.†	260	6,378

Oil Refining & Marketing - 1.5%

HollyFrontier Corp.	4,300	145,426
Marathon Petroleum Corp.	15,080	516,490
Tesoro Corp.	4,909	396,058
Valero Energy Corp.	36,550	2,195,924

		3,253,898

Oil-Field Services - 1.9%

Baker Hughes, Inc.	11,670	500,293
Halliburton Co.	6,160	198,845
Schlumberger, Ltd.	37,690	2,703,127
Superior Energy Services, Inc.	40,565	417,008
Weatherford International PLC†	32,010	204,864

		4,024,137

Paper & Related Products - 0.4%

Domtar Corp.	22,500	791,775

Pharmacy Services - 0.1%

Express Scripts Holding Co.†	2,800	197,064

Poultry - 0.2%

Pilgrim’s Pride Corp.†#	14,000	342,300

Real Estate Investment Trusts - 0.5%

Brixmor Property Group, Inc.	7,410	173,616
Outfront Media, Inc.	19,954	408,060
Starwood Property Trust, Inc.	27,950	490,243

		1,071,919

Real Estate Management/Services - 0.0%

Jones Lang LaSalle, Inc.	120	12,248

Retail-Apparel/Shoe - 0.8%

Gap, Inc.	13,880	383,782
Ross Stores, Inc.	22,688	1,247,386

		1,631,168

Retail-Building Products - 3.2%

Home Depot, Inc.	27,900	3,462,948
Lowe’s Cos., Inc.	51,400	3,471,042

		6,933,990

Retail-Discount - 0.0%

Dollar General Corp.	360	26,730

Retail-Drug Store - 2.1%

CVS Health Corp.	46,750	4,542,697

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	2,190	102,514

Retail-Regional Department Stores - 0.3%

Macy’s, Inc.	14,970	646,854

Retail-Sporting Goods - 0.2%

Vista Outdoor, Inc.†	8,191	403,816

Retail-Vitamins & Nutrition Supplements - 0.2%

GNC Holdings, Inc., Class A	17,920	510,362

Rubber-Tires - 0.4%

Goodyear Tire & Rubber Co.	30,700	924,684

Savings & Loans/Thrifts - 0.0%

New York Community Bancorp, Inc.	5,440	82,307

Schools - 0.0%

DeVry Education Group, Inc.#	1,630	29,764

Semiconductor Components-Integrated Circuits - 1.3%

QUALCOMM, Inc.	55,900	2,839,161

Semiconductor Equipment - 0.1%

Teradyne, Inc.	16,760	319,781

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.	1,340	175,620

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	5,170	314,801

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	3,150	42,242

Telephone-Integrated - 1.3%

Telephone & Data Systems, Inc.	37,799	1,009,989
Verizon Communications, Inc.	33,480	1,698,441

		2,708,430

Tobacco - 1.7%

Altria Group, Inc.	59,068	3,636,817

Transport-Rail - 0.3%

Norfolk Southern Corp.	10,402	761,114

Transport-Services - 0.5%

FedEx Corp.	8,600	1,177,168

Web Portals/ISP - 2.9%

Alphabet, Inc., Class A†	4,171	2,991,525
Alphabet, Inc., Class C†	4,722	3,294,870

		6,286,395

Wireless Equipment - 0.2%

Nokia OYJ ADR	62,400	376,272

Total Common Stocks
(cost $193,246,201)		209,881,381

CONVERTIBLE PREFERRED SECURITIES - 0.2%
Food-Meat Products - 0.2%

Tyson Foods, Inc. 4.75%	4,272	308,012

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. 6.25%#	530	56,694

Total Convertible Preferred Securities
(cost $266,600)		364,706

EXCHANGE-TRADED FUNDS - 0.3%

Utilities Select Sector SPDR Fund#
(cost $634,584)	14,400	666,720

Total Long-Term Investment Securities
(cost $194,147,385)		210,912,807

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2) (cost $2,084,161)	2,084,161	2,084,161

REPURCHASE AGREEMENTS - 1.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount $107,000 collateralized by $100,000 of United States Treasury Notes, bearing interest at 3.13%, due 05/15/2021 and having approximate value of $109,894	$107,000	107,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount $3,640,001 collateralized by $3,565,000 of United States Treasury Notes, bearing interest at 2.13%, due 01/31/2021 and having approximate value of $3,714,748	3,640,000	3,640,000

Total Repurchase Agreements
(cost $3,747,000)		3,747,000

TOTAL INVESTMENTS
(cost $199,978,546)(3)	100.8%	216,743,968
Liabilities in excess of other assets	(0.8)	(1,620,558)

NET ASSETS	100.0%	$215,123,410

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of Febuary 29, 2016.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $2,788,650. This was secured by collateral of $2,084,161, which was received in cash and subsequently invested in short-term investments currently valued at $2,084,161 as reported in the Portfolio of Investments. Additional collateral of $778,960 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	04/14/2016 to 01/05/2017	$93,295
United States Treasury Notes/Bonds	0.13% to 8.13%	04/15/2016 to 05/15/2044	685,665

(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)

7	Long	S&P 500 E-Mini Index	March 2016	$700,348	$675,325	$(25,023)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$209,881,381	$—	$—	$209,881,381
Convertible Preferred Securities	364,706	—	—	364,706
Exchange-Traded Funds	666,720	—	—	666,720
Short-Term Investment Securities	2,084,161	—	—	2,084,161
Repurchase Agreements	—	3,747,000	—	3,747,000

Total Investments at Value	$212,996,968	$3,747,000	$—	$216,743,968

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25,023	$—	$—	$25,023

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.4%
Advertising Agencies - 1.5%

Omnicom Group, Inc.	96,999	$7,547,492

Aerospace/Defense - 2.8%

Lockheed Martin Corp.	17,810	3,843,220
Northrop Grumman Corp.	23,545	4,525,820
Raytheon Co.	48,165	5,965,235

		14,334,275

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.	6,820	658,948

Applications Software - 1.3%

Microsoft Corp.	126,855	6,454,382

Banks-Super Regional - 3.6%

SunTrust Banks, Inc.	133,983	4,445,556
US Bancorp	118,430	4,561,923
Wells Fargo & Co.	202,225	9,488,397

		18,495,876

Beverages-Non-alcoholic - 0.8%

Coca-Cola Co.	98,975	4,268,792

Beverages-Wine/Spirits - 0.4%

Diageo PLC(1)	85,185	2,190,895

Cable/Satellite TV - 0.9%

Comcast Corp., Class A	80,035	4,620,421

Cellular Telecom - 0.3%

SK Telecom Co., Ltd. ADR	63,670	1,325,609

Chemicals-Diversified - 4.1%

Dow Chemical Co.	221,069	10,746,164
E.I. du Pont de Nemours & Co.	68,470	4,167,769
LyondellBasell Industries NV, Class A	79,422	6,370,439

		21,284,372

Commercial Services - 0.3%

Nielsen Holdings PLC	32,910	1,656,689

Computer Services - 1.3%

International Business Machines Corp.	51,986	6,811,726

Computers - 0.2%

Lenovo Group, Ltd.(1)	1,226,000	1,029,489

Cosmetics & Toiletries - 2.8%

Procter & Gamble Co.	167,855	13,477,078
Unilever NV#	15,295	651,720

		14,128,798

Data Processing/Management - 1.4%

Paychex, Inc.	141,170	7,254,726

Diagnostic Equipment - 0.1%

Abbott Laboratories	11,955	463,137

Diversified Banking Institutions - 5.4%

Bank of America Corp.	353,610	4,427,197
Citigroup, Inc.	180,420	7,009,317
Goldman Sachs Group, Inc.	16,620	2,485,189
JPMorgan Chase & Co.	185,535	10,445,620
Morgan Stanley	126,840	3,132,948

		27,500,271

Diversified Manufacturing Operations - 5.1%

3M Co.	8,345	1,309,080
Eaton Corp. PLC	134,540	7,629,764
General Electric Co.	587,631	17,123,567

		26,062,411

Diversified Minerals - 0.1%

BHP Billiton, Ltd.(1)	60,262	689,182

Electric Products-Misc. - 1.5%

Emerson Electric Co.	154,873	7,562,449

Electric-Integrated - 2.8%

CMS Energy Corp.	49,330	1,951,495
Dominion Resources, Inc.	47,490	3,320,501
Exelon Corp.	50,390	1,586,781
NextEra Energy, Inc.	35,560	4,011,879
Public Service Enterprise Group, Inc.	44,080	1,880,453
WEC Energy Group, Inc.	28,800	1,622,880

		14,373,989

Electronic Components-Semiconductors - 2.0%

Intel Corp.	230,765	6,828,337
NVIDIA Corp.	28,820	903,795
Samsung Electronics Co., Ltd. GDR(1)	5,619	2,681,259

		10,413,391

Engines-Internal Combustion - 1.3%

Cummins, Inc.	70,666	6,894,882

Enterprise Software/Service - 0.9%

Oracle Corp.	118,990	4,376,452

Finance-Credit Card - 0.2%

American Express Co.	14,634	813,358

Finance-Other Services - 0.5%

CME Group, Inc.	30,060	2,748,686

Food-Misc./Diversified - 0.3%

Mondelez International, Inc., Class A	33,115	1,342,151

Food-Retail - 0.9%

Kroger Co.	109,940	4,387,705

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	7,640	795,248

Industrial Gases - 0.2%

Praxair, Inc.	8,495	864,706

Instruments-Controls - 0.9%

Honeywell International, Inc.	45,215	4,582,540

Insurance-Life/Health - 1.0%

Prudential Financial, Inc.	81,645	5,395,918

Insurance-Multi-line - 1.2%

Allstate Corp.	13,870	880,190
MetLife, Inc.	135,810	5,372,644

		6,252,834

Insurance-Property/Casualty - 0.6%

Travelers Cos., Inc.	27,880	2,997,658

Internet Security - 1.3%

Symantec Corp.	356,614	6,886,216

Investment Management/Advisor Services - 0.3%

Invesco, Ltd.	54,550	1,458,667

Machinery-Construction & Mining - 1.3%

Caterpillar, Inc.	101,528	6,873,446

Medical Labs & Testing Services - 0.6%

Quest Diagnostics, Inc.	43,145	2,870,437

Medical Products - 0.4%

Becton Dickinson and Co.	13,500	1,990,575

Medical-Drugs - 7.5%

AbbVie, Inc.	27,365	1,494,403
AstraZeneca PLC(1)	31,600	1,792,709
Bristol-Myers Squibb Co.	28,919	1,790,954
Johnson & Johnson	52,775	5,552,458
Merck & Co., Inc.	250,511	12,578,157
Pfizer, Inc.	513,167	15,225,665

		38,434,346

Medical-HMO - 2.2%

Aetna, Inc.	34,930	3,794,446
Anthem, Inc.	29,357	3,836,666
UnitedHealth Group, Inc.	29,743	3,542,391

		11,173,503

Multimedia - 1.1%

Viacom, Inc., Class B	148,484	5,471,635

Oil & Gas Drilling - 2.3%

Helmerich & Payne, Inc.#	132,228	7,004,117
Noble Corp. PLC#	582,046	4,848,443

		11,852,560

Oil Companies-Exploration & Production - 2.1%

California Resources Corp.	8,622	4,847
ConocoPhillips	23,440	792,975
Hess Corp.	30,510	1,330,236
Occidental Petroleum Corp.	91,731	6,312,927
Pioneer Natural Resources Co.	18,520	2,232,216

		10,673,201

Oil Companies-Integrated - 5.7%

Chevron Corp.	125,516	10,473,055
Exxon Mobil Corp.	176,779	14,168,837
Marathon Oil Corp.	69,055	566,942
TOTAL SA ADR	92,402	4,131,293

		29,340,127

Oil Field Machinery & Equipment - 1.1%

National Oilwell Varco, Inc.	200,521	5,869,250

Oil Refining & Marketing - 0.4%

Marathon Petroleum Corp.	56,560	1,937,180

Oil-Field Services - 0.3%

Schlumberger, Ltd.	18,895	1,355,149

Paper & Related Products - 0.4%

International Paper Co.	64,220	2,292,654

Pipelines - 0.2%

Spectra Energy Corp.	39,020	1,139,384

Real Estate Investment Trusts - 0.2%

Weyerhaeuser Co.	44,550	1,157,409

Retail-Apparel/Shoe - 3.9%

Coach, Inc.	236,778	9,220,135
Gap, Inc.#	387,199	10,706,053

		19,926,188

Retail-Building Products - 1.4%

Home Depot, Inc.	59,630	7,401,276

Retail-Computer Equipment - 1.0%

GameStop Corp., Class A#	159,857	4,926,793

Retail-Discount - 2.8%

Dollar General Corp.	79,911	5,933,392
Wal-Mart Stores, Inc.	126,069	8,363,417

		14,296,809

Retail-Office Supplies - 1.0%

Staples, Inc.	564,476	5,334,298

Retail-Regional Department Stores - 1.5%

Kohl’s Corp.	163,906	7,649,493

Retail-Restaurants - 2.0%

McDonald’s Corp.	87,204	10,219,437

Semiconductor Components-Integrated Circuits - 0.7%

QUALCOMM, Inc.	74,490	3,783,347

Telecom Services - 0.2%

BCE, Inc.	20,970	904,226

Telephone-Integrated - 2.6%

Verizon Communications, Inc.	260,677	13,224,144

Tobacco - 4.0%

Altria Group, Inc.	151,019	9,298,240
Philip Morris International, Inc.	99,556	9,062,582
Reynolds American, Inc.	42,460	2,141,258

		20,502,080

Transport-Rail - 0.3%

Union Pacific Corp.	21,067	1,661,344

Transport-Services - 0.6%

United Parcel Service, Inc., Class B	30,935	2,986,774

Water - 0.5%

American Water Works Co., Inc.	39,550	2,563,631

Wireless Equipment - 0.5%

Motorola Solutions, Inc.	36,820	2,705,902

Total Long-Term Investment Securities
(cost $493,117,746)		499,440,939

SHORT-TERM INVESTMENT SECURITIES - 5.8%
Registered Investment Companies - 3.8%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(3)	19,477,630	19,477,630

Time Deposits - 2.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$10,122,000	10,122,000

Total Short-Term Investment Securities
(cost $29,599,630)		29,599,630

REPURCHASE AGREEMENTS - 0.3%

State Street Bank and Trust Co. Joint Repurchase Agreement(4)
(cost $1,757,000)	1,757,000	1,757,000

TOTAL INVESTMENTS
(cost $524,474,376)(5)	103.5%	530,797,569
Liabilities in excess of other assets	(3.5)	(17,727,241)

NET ASSETS	100.0%	$513,070,328

#	The security or a portion thereof is out on loan
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $8,383,534 representing 1.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $19,708,023. This was secured by collateral of $19,477,630, which was received in cash and subsequently invested in short-term investments currently valued at $19,477,630 as reported in the Portfolio of Investments. Additional collateral of $607,716 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	06/23/2016 to 10/13/2016	$7,890
United States Treasury Notes/Bonds	zero coupon to 8.88%	04/15/2016 to 02/15/2045	599,826

(3)	The rate shown is the 7-day yield as of February 29, 2016.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$491,057,405	$8,383,534	**	$—	$499,440,939
Short-Term Investment Securities:
Registered Investment Companies	19,477,630	—		—	19,477,630
Time Deposits	—	10,122,000		—	10,122,000
Repurchase Agreements	—	1,757,000		—	1,757,000

Total Investments at Value	$510,535,035	$20,262,534		$—	$530,797,569

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@(1) - 80.1%
Domestic Equity Investment Companies - 47.0%

VALIC Co. I Blue Chip Growth Fund	641,403	$9,197,720
VALIC Co. I Broad Cap Value Income Fund	749,520	9,541,387
VALIC Co. I Dividend Value Fund	554,187	5,902,086
VALIC Co. I Growth & Income Fund	230,898	3,879,082
VALIC Co. I Growth Fund	766,626	9,590,491
VALIC Co. I Large Cap Core Fund	788,711	7,745,147
VALIC Co. I Large Capital Growth Fund	707,631	7,932,546
VALIC Co. I Stock Index Fund	961,852	29,230,693
VALIC Co. I Value Fund	708,841	9,484,290
VALIC Co. II Capital Appreciation Fund	360,133	5,708,104
VALIC Co. II Mid Cap Growth Fund	458,564	3,553,871
VALIC Co. II Mid Cap Value Fund	184,855	3,758,108
VALIC Co. II Small Cap Growth Fund	295,232	3,714,018
VALIC Co. II Small Cap Value Fund	306,073	3,960,583

Total Domestic Equity Investment Companies
(cost $125,336,465)		113,198,126

Domestic Fixed Income Investment Companies - 19.7%

VALIC Co. I Capital Conservation Fund	1,382,517	13,576,313
VALIC Co. I Government Securities Fund	765,182	8,279,266
VALIC Co. I Inflation Protected Fund	195,980	2,067,587
VALIC Co. II Core Bond Fund	1,396,403	15,388,365
VALIC Co. II High Yield Bond Fund	281,191	1,996,456
VALIC Co. II Strategic Bond Fund	565,350	6,100,121

Total Domestic Fixed Income Investment Companies
(cost $47,988,434)		47,408,108

International Equity Investment Companies - 12.5%

VALIC Co. I Emerging Economies Fund	808,628	4,576,833
VALIC Co. I Foreign Value Fund	1,201,852	9,530,690
VALIC Co. I Global Real Estate Fund	264,484	1,933,377
VALIC Co. I International Equities Index Fund	825,380	4,704,667
VALIC Co. I International Growth Fund	876,032	9,426,104

Total International Equity Investment Companies
(cost $37,572,741)		30,171,671

International Fixed Income Investment Companies - 0.9%

VALIC Co. I International Government Bond Fund (cost $2,295,814)	192,820	2,140,298

Total Affiliated Registered Investment Companies
(cost $213,193,454)		192,918,203

U.S. GOVERNMENT TREASURIES - 17.7%
United States Treasury Bonds - 1.3%

6.25% due 08/15/2023	$ 160,000	212,994
6.88% due 08/15/2025	1,080,000	1,565,831
7.50% due 11/15/2024	575,000	846,553
7.63% due 02/15/2025	375,000	560,142

		3,185,520

United States Treasury Notes - 16.4%

1.75% due 05/15/2023	$2,450,000	2,486,081
2.00% due 02/15/2023	1,906,000	1,967,350
2.00% due 02/15/2025	3,090,000	3,161,577
2.00% due 08/15/2025	3,090,000	3,158,437
2.13% due 05/15/2025	3,625,000	3,745,361
2.25% due 11/15/2024	4,200,000	4,388,345
2.25% due 11/15/2025	1,825,000	1,906,269
2.38% due 08/15/2024	4,845,000	5,114,692
2.50% due 08/15/2023	2,591,000	2,766,095
2.50% due 05/15/2024	3,427,000	3,652,832
2.75% due 11/15/2023	3,338,000	3,623,426
2.75% due 02/15/2024	3,112,000	3,377,615

		39,348,080

Total U.S. Government Treasuries
(cost $40,633,286)		42,533,600

OPTIONS - PURCHASED - 0.5%
Options-Purchased(2) (cost $ 2,226,537)	41,640	1,082,960

Total Long-Term Investment Securities
(cost $256,053,277)		236,534,763

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Registered Investment Companies - 1.6%

AllianceBernstein Government STIF Fund
0.40%(4) (cost $3,933,974)	3,933,974	3,933,974

TOTAL INVESTMENTS
(cost $259,987,251)(3)	99.9%	240,468,737
Other assets less liabilities	0.1	326,334

NET ASSETS	100.0%	$240,795,071

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 4
(2)	Options-Purchased

Put Options - Purchased

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at February 29, 2016	Unrealized Appreciation (Depreciation)

S&P 500 Index	March 2016	$1,790	540	$632,763	$232,200	$(400,563)
S&P 500 Index	May 2016	1,680	41,100	1,593,774	850,760	(743,014)

			41,640	$2,226,537	$1,082,960	$(1,143,577)

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The rate shown is the 7-day yield as of February 29,2016.

STIF-Short Term Index Fund

Written Call Options

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 29, 2016	Unrealized Appreciation (Depreciation)

S&P 500 Index	May 2016	$2,080	51,000	$416,372	$370,086	$46,287

Written Put Options

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 29, 2016	Unrealized Appreciation (Depreciation)

S&P 500 Index	March 2016	$1,790	54,000	$1,768,125	$232,676	$1,535,449

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)

200	Long	S&P E-Mini Index	March 2016	$19,411,958	$19,295,000	$(116,958)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$192,918,203	$—	$—	$192,918,203
U.S. Government Treasuries	—	42,533,600	—	42,533,600
Options Purchased	1,082,960	—	—	1,082,960
Short-Term Investment Securities	3,933,974	—	—	3,933,974

Total Investments at Value	$197,935,137	$42,533,600	$—	$240,468,737

Other Financial Instruments:†
Written Call Options	$46,287	$—	$—	$46,287
Written Put Options	1,535,449	—	—	1,535,449

Total Other Financial Instruments	$1,581,736	$—	$—	$1,581,736

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$116,958	$—	$—	$116,958

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.7%
Bermuda - 1.0%

GOME Electrical Appliances Holding, Ltd.(1)	10,123,000	$1,353,542
REXLot Holdings, Ltd.#(5)(6)	14,050,000	75,867
Shenzhen International Holdings, Ltd.#(1)	1,234,500	1,873,984
Skyworth Digital Holdings, Ltd.(1)	2,884,000	1,624,560

		4,927,953

Brazil - 3.3%

Banco do Brasil SA	1,145,550	3,862,671
Estacio Participacoes SA	401,000	1,274,236
Itau Unibanco Holding SA ADR#	1,156,704	7,287,235
MRV Engenharia e Participacoes SA	788,880	2,082,437
Sul America SA	332,432	1,328,718

		15,835,297

Cayman Islands - 10.2%

AAC Technologies Holdings, Inc.#(1)	548,500	3,787,933
ANTA Sports Products, Ltd.(1)	997,000	2,277,922
Belle International Holdings, Ltd.(1)	6,359,000	4,154,421
Casetek Holdings, Ltd.(1)	273,000	1,476,816
China Lesso Group Holdings, Ltd.(1)	1,516,000	861,491
Chlitina Holding, Ltd.(1)	146,000	1,299,774
Geely Automobile Holdings, Ltd.#(1)	8,465,000	3,150,102
Jiangnan Group, Ltd.(1)	4,578,000	570,662
Lee & Man Paper Manufacturing, Ltd.(1)	2,801,000	1,621,115
NetEase, Inc. ADR	38,300	5,155,563
Shenzhou International Group Holdings, Ltd.(1)	263,000	1,342,380
Silicon Motion Technology Corp. ADR#	61,279	2,064,490
Sino Biopharmaceutical, Ltd.(1)	4,496,000	3,272,858
Sunny Optical Technology Group Co., Ltd.#(1)	680,000	1,577,162
Tencent Holdings, Ltd.(1)	637,000	11,607,658
Trina Solar, Ltd. ADR†#	218,710	2,272,397
Xinyi Solar Holdings, Ltd.#(1)	3,724,000	1,046,187
Zhen Ding Technology Holding, Ltd.(1)	894,000	1,933,118

		49,472,049

China - 13.7%

Bank of China, Ltd.(1)	22,777,000	8,574,144
China CITIC Bank Corp., Ltd.†(1)	9,551,000	5,261,505
China Construction Bank Corp.(1)	20,694,000	12,113,506
China Everbright Bank Co., Ltd.(1)	5,989,000	2,391,238
China Merchants Bank Co., Ltd.(1)	3,126,500	5,852,603
China Railway Construction Corp., Ltd., Class H#(1)	1,655,000	1,570,867
China Vanke Co., Ltd.(1)	2,192,900	4,953,754
Chongqing Rural Commercial Bank, Class H(1)	2,670,000	1,254,673
Great Wall Motor Co., Ltd.(1)	3,037,000	2,194,175
Huadian Power International Corp., Ltd.(1)	3,486,000	1,884,261
Huaneng Power International, Inc.(1)	2,552,000	1,985,022
PICC Property & Casualty Co., Ltd.(1)	3,320,000	5,019,664
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	723,400	1,306,871
Shenzhen Expressway Co., Ltd.(1)	2,066,000	1,546,924
Sinopharm Group Co., Ltd.(1)	1,099,200	4,013,510
TravelSky Technology, Ltd.(1)	1,095,000	1,659,277
Xinjiang Goldwind Science & Technology Co., Ltd.#(1)	658,200	706,092
Zhejiang Expressway Co., Ltd.(1)	2,374,000	2,109,964
ZTE Corp.#(1)	1,132,200	1,858,639

		66,256,689

Cyprus - 0.2%

QIWI PLC ADR#	83,090	923,961

Egypt - 0.4%

Commercial International Bank of Egypt SAE GDR	560,423	1,997,908

Hong Kong - 5.0%

China Mobile, Ltd.(1)	1,390,500	14,765,485
China Overseas Land & Investment, Ltd.(1)	2,324,000	6,917,014
Fosun International, Ltd.(1)	2,179,500	2,802,464

		24,484,963

Hungary - 1.0%

MOL Hungarian Oil & Gas PLC(1)	37,300	1,818,556
OTP Bank PLC(1)	143,050	2,973,931

		4,792,487

India - 5.0%

Apollo Tyres, Ltd.(1)	794,450	1,845,493
Bharat Petroleum Corp., Ltd.(1)	327,570	3,720,188
Ceat, Ltd.(1)	136,670	1,896,831
HCL Technologies, Ltd.(1)	439,410	5,252,200
Hindustan Petroleum Corp., Ltd.(1)	382,140	3,815,224
Housing Development Finance Corp., Ltd.(1)	408,753	6,372,908
Jubilant Life Sciences, Ltd.(1)	270,790	1,214,460

		24,117,304

Indonesia - 0.5%

Astra International Tbk PT(1)	4,739,600	2,409,375

Mexico - 1.0%

Fomento Economico Mexicano SAB de CV ADR	37,916	3,548,558
Gruma S.A.B. de CV	97,185	1,554,853

		5,103,411

Netherlands - 1.8%

Steinhoff International Holdings NV(1)	1,360,901	7,230,239
X5 Retail Group NV GDR†	79,610	1,484,727

		8,714,966

Poland - 1.6%

Eurocash SA(1)	122,500	1,519,905
Polski Koncern Naftowy Orlen SA#(1)	263,370	4,206,537
Polskie Gornictwo Naftowe I Gazownictwo SA#(1)	1,662,410	2,071,992

		7,798,434

Russia - 7.5%

Gazprom PAO ADR#	1,391,150	5,091,609
Lukoil PJSC ADR#	198,740	7,053,282
Magnit PJSC†	15,850	2,240,173

Magnitogorsk Iron & Steel Works OJSC†	5,766,010	1,469,254
Moscow Exchange MICEX-RTS PJSC	1,466,890	1,918,585
Sberbank of Russia ADR#	1,429,801	8,650,296
Severstal PAO GDR	246,360	2,016,457
Surgutneftegas OAO† (preference shares)	7,288,480	4,267,988
Tatneft PAO ADR#	137,996	3,477,499

		36,185,143

South Africa - 2.8%

Naspers, Ltd., Class N(1)	17,310	2,052,252
Netcare, Ltd.(1)	1,051,663	2,132,192
Pick n Pay Stores, Ltd.(1)	362,660	1,281,017
Pioneer Foods Group, Ltd.(1)	159,400	1,300,785
SPAR Group, Ltd.(1)	228,710	2,574,210
Truworths International, Ltd.#(1)	408,300	2,192,699
Woolworths Holdings, Ltd.#(1)	416,887	2,119,558

		13,652,713

South Korea - 19.2%

AMOREPACIFIC Corp.(1)	7,030	2,086,073
BGF retail Co., Ltd.(1)	8,590	1,128,778
Coway Co., Ltd.(1)	53,727	4,236,584
Crown Confectionery Co. Ltd.(1)	2,370	895,556
GS Home Shopping, Inc.(1)	6,830	1,017,306
GS Retail Co., Ltd.(1)	48,680	2,003,178
Hankook Tire Co., Ltd.(1)	74,370	3,214,032
Hyosung Corp.#(1)	42,190	4,255,307
Hyundai Marine & Fire Insurance Co., Ltd.(1)	88,550	2,199,652
Industrial Bank of Korea(1)	421,690	3,963,197
Kangwon Land, Inc.(1)	107,110	3,567,563
Kia Motors Corp.(1)	155,710	5,825,744
Korea Electric Power Corp.(1)	107,043	5,089,157
KT&G Corp.(1)	75,392	6,495,588
LG Display Co., Ltd.(1)	185,810	3,687,896
Lotte Chemical Corp.(1)	14,590	3,761,695
Meritz Securities Co., Ltd.(1)	485,395	1,301,381
NCSoft Corp.(1)	18,534	3,592,974
S-Oil Corp.(1)	66,880	4,285,692
Samsung Electronics Co., Ltd.(1)	24,518	23,307,404
SK Hynix, Inc.(1)	230,980	5,590,004
Yuhan Corp.(1)	6,800	1,419,390

		92,924,151

Taiwan - 15.9%

Advanced Semiconductor Engineering, Inc.(1)	4,197,000	4,757,704
Catcher Technology Co., Ltd.(1)	582,000	4,539,450
Cathay Financial Holding Co., Ltd.(1)	4,885,000	5,434,431
Chicony Electronics Co., Ltd.(1)	1,162,797	2,521,280
Coretronic Corp.(1)	1,071,500	1,050,732
Elite Material Co., Ltd.(1)	1,206,000	2,180,837
Feng TAY Enterprise Co., Ltd.(1)	289,150	1,570,073
FLEXium Interconnect, Inc.(1)	988,000	2,434,306
Fubon Financial Holding Co., Ltd.(1)	4,289,000	5,045,065
Grape King Bio, Ltd.(1)	421,000	2,355,641
Hota Industrial Manufacturing Co., Ltd.(1)	338,000	1,317,005
Innolux Corp.(1)	3,805,000	1,097,142
Mega Financial Holding Co., Ltd.(1)	3,323,277	2,187,015
Pegatron Corp.(1)	1,681,000	3,975,822
Pou Chen Corp.(1)	2,277,000	2,806,377
Shin Zu Shing Co., Ltd.(1)	483,000	1,507,124
St. Shine Optical Co., Ltd.(1)	75,000	1,338,984
Taiwan Paiho, Ltd.(1)	705,000	1,701,924
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	939,740	22,130,877
Uni-President Enterprises Corp.(1)	3,044,000	5,256,039
Win Semiconductors Corp.(1)	1,078,678	1,737,956

		76,945,784

Thailand - 2.0%

Krung Thai Bank PCL	9,006,400	4,448,853
Thai Oil PCL NVDR(1)	1,300,100	2,316,896
Thai Union Group PCL	5,079,200	2,836,825

		9,602,574

Turkey - 4.2%

Arcelik AS(1)	368,410	2,373,228
Dogus Otomotiv Servis ve Ticaret AS(1)	198,930	756,023
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,889,980	1,642,911
Ford Otomotiv Sanayi AS(1)	98,240	1,155,382
TAV Havalimanlari Holding AS(1)	360,680	2,120,794
Tofas Turk Otomobil Fabrikasi AS(1)	191,380	1,296,548
Turkiye Halk Bankasi AS(1)	1,328,670	4,477,042
Turkiye Is Bankasi, Class C(1)	3,422,650	5,212,381
Turkiye Sise ve Cam Fabrikalari AS(1)	1,363,961	1,549,136

		20,583,445

United Arab Emirates - 0.4%

Dubai Islamic Bank PJSC(1)	1,232,380	2,141,712

Total Long-Term Investment Securities
(cost $540,849,497)		468,870,319

SHORT-TERM INVESTMENT SECURITIES - 9.4%
Registered Investment Companies - 7.7%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(3)	37,485,856	37,485,856

Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$8,186,000	8,186,000

Total Short-Term Investment Securities
(cost $45,671,856)		45,671,856

TOTAL INVESTMENTS —
(cost $586,521,353)(4)	106.1%	514,542,175
Liabilities in excess of other assets	(6.1)	(29,419,372)

NET ASSETS —	100.0%	$485,122,803

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $368,355,000 representing 75.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $38,132,330. This was secured by collateral of $37,485,856, which was received in cash and subsequently invested in short-term investments currently valued at $37,485,856 as reported in the Portfolio of Investments. Additional collateral of $2,698,781 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	03/31/2016 to 01/05/2017	$75,065
United States Treasury Notes/Bonds	0.13% to 8.88%	04/15/2016 to 05/15/2044	2,623,716

(3)	The rate shown in the 7-day yield as of February 29, 2016.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1
(6)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $75,867 representing 0.0% of net assets.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

Futures Contracts

						Unrealized
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Appreciation (Depreciation)
340	Long	mini MSCI Emerging Markets	March-16	$12,398,535	$12,615,700	$217,165

Industry Allocation*

Banks-Commercial	15.8%
Registered Investment Companies	7.7
Electronic Components-Semiconductors	6.8
Semiconductor Components-Integrated Circuits	5.6
Oil Companies-Integrated	4.9
Electronic Components-Misc.	3.3
Oil Refining & Marketing	3.1
Cellular Telecom	3.0
Auto-Cars/Light Trucks	2.8
Real Estate Operations & Development	2.7
Internet Application Software	2.4
Retail-Apparel/Shoe	1.8
Time Deposits	1.7
Diversified Financial Services	1.5
Home Furnishings	1.5
Insurance-Property/Casualty	1.5
Rubber-Tires	1.5
Applications Software	1.4
Appliances	1.4
Food-Misc./Diversified	1.4
Tobacco	1.3
Finance-Mortgage Loan/Banker	1.3
Food-Retail	1.3
Metal Processors & Fabrication	1.2
Beverages-Non-alcoholic	1.2
Public Thoroughfares	1.1
Insurance-Life/Health	1.1
Entertainment Software	1.1
Electric-Integrated	1.0
Steel-Producers	1.0
Medical-Drugs	1.0
Athletic Footwear	0.9
Circuit Boards	0.9
Metal Products-Distribution	0.9
Medical-Wholesale Drug Distribution	0.8
Banks-Special Purpose	0.8
Electric-Generation	0.8
Oil Companies-Exploration & Production	0.8
Petrochemicals	0.8
Computers-Periphery Equipment	0.7
Internet Content-Entertainment	0.7
Casino Hotels	0.7
Cosmetics & Toiletries	0.7
Energy-Alternate Sources	0.7
Retail-Automobile	0.7
Retail-Misc./Diversified	0.6
Food-Canned	0.6
Retail-Hypermarkets	0.5
Medical-Hospitals	0.4
Airport Development/Maintenance	0.4
Building-Residential/Commercial	0.4
Multimedia	0.4
Retail-Convenience Store	0.4
Finance-Other Services	0.4
Telecommunication Equipment	0.4
Textile-Products	0.4
Audio/Video Products	0.3
Containers-Paper/Plastic	0.3
Photo Equipment & Supplies	0.3
Building-Heavy Construction	0.3
Food-Flour & Grain	0.3
Housewares	0.3
Food-Wholesale/Distribution	0.3
Metal-Iron	0.3
Retail-Consumer Electronics	0.3
Textile-Apparel	0.3
Optical Supplies	0.3
nsurance-Multi-line	0.3
Auto/Truck Parts & Equipment-Original	0.3
Retail-Drug Store	0.3
Finance-Investment Banker/Broker	0.3
Schools	0.3
Medical-Generic Drugs	0.2
Commercial Services-Finance	0.2
Food-Confectionery	0.2
Building & Construction Products-Misc.	0.2
Power Converter/Supply Equipment	0.2
Wire & Cable Products	0.1

106.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$100,439,452	$368,355,000	**	$75,867	$468,870,319
Short-Term Investment Securities:
Registered Investment Companies	37,485,856	—		—	37,485,856
Time Deposits	—	8,186,000		—	8,186,000

Total Investments at Value*	$137,925,308	$376,541,000		$75,867	$514,542,175

Other Financial Instruments:†
Futures Contracts	$217,165	$—		$—	$217,165

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.3%
Australia - 1.3%

Origin Energy, Ltd.(1)	1,566,595	$4,958,448
WorleyParsons, Ltd.#(1)	1,571,784	4,703,974

		9,662,422

Belgium - 0.6%

UCB SA(1)	66,370	4,891,791

Bermuda - 1.9%

Digital China Holdings, Ltd.(1)	3,635,000	4,201,394
First Pacific Co., Ltd.(1)	2,621,250	1,807,917
Haier Electronics Group Co., Ltd.(1)	2,342,000	3,524,805
Kunlun Energy Co., Ltd.(1)	3,448,000	2,464,741
Petra Diamonds, Ltd.(1)	1,821,150	2,375,007

		14,373,864

Brazil - 0.8%

BM&FBovespa SA	2,096,300	6,066,169

Canada - 7.1%

Barrick Gold Corp.	856,750	11,900,258
Cenovus Energy, Inc.	518,100	5,927,707
Ensign Energy Services, Inc.	718,600	2,660,891
HudBay Minerals, Inc.#	1,031,800	3,042,780
Precision Drilling Corp.#	2,069,000	6,636,704
Silver Wheaton Corp.	1,043,200	16,453,724
Suncor Energy, Inc.	284,900	6,965,626

		53,587,690

Cayman Islands - 4.0%

GCL-Poly Energy Holdings, Ltd.#(1)	63,632,200	9,225,268
Kingboard Chemical Holdings, Ltd.(1)	4,044,500	5,899,708
Springland International Holdings, Ltd.(1)	10,541,700	2,141,396
Trina Solar, Ltd. ADR†#	1,219,582	12,671,457

		29,937,829

China - 3.4%

China Life Insurance Co., Ltd.(1)	1,580,000	3,449,688
China Telecom Corp., Ltd.(1)	17,829,823	8,726,904
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,852,500	5,153,235
Sinopec Engineering Group Co., Ltd.(1)	5,880,000	4,298,299
Sinopharm Group Co., Ltd.(1)	1,218,800	4,450,205

		26,078,331

France - 9.5%

AXA SA(1)	441,932	9,711,318
BNP Paribas SA(1)	321,980	14,869,845
Cie de Saint-Gobain(1)	150,390	5,829,507
Cie Generale des Etablissements Michelin(1)	109,590	9,855,027
Sanofi(1)	129,420	10,240,628
Societe Generale SA(1)	100,703	3,494,686
Technip SA(1)	202,710	10,017,727
TOTAL SA(1)	179,620	8,047,780

		72,066,518

Germany - 7.4%

Bayer AG(1)	78,400	8,226,253
Deutsche Boerse AG(1)	44,000	3,650,087
Deutsche Lufthansa AG†(1)	466,720	7,003,043
Gerresheimer AG(1)	78,750	5,634,055
Merck KGaA(1)	77,902	6,625,476
METRO AG#(1)	173,577	4,255,957
MorphoSys AG†#(1)	81,370	3,307,284
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	35,060	6,922,918
Siemens AG(1)	107,655	9,997,128

		55,622,201

Hong Kong - 1.1%

China Mobile, Ltd.(1)	782,500	8,309,236

India - 1.0%

Hero MotoCorp, Ltd.(1)	81,301	2,970,843
Jain Irrigation Systems, Ltd.(1)	1,609,577	1,279,991
LIC Housing Finance, Ltd.(1)	516,974	3,191,066

		7,441,900

Israel - 2.0%

Teva Pharmaceutical Industries, Ltd. ADR	269,170	14,965,852

Italy - 2.3%

Eni SpA(1)	524,979	7,343,092
UniCredit SpA(1)	2,673,892	9,920,287

		17,263,379

Japan - 6.7%

Canon, Inc.(1)	169,000	4,720,597
ITOCHU Corp.(1)	588,100	6,901,858
Konica Minolta, Inc.(1)	335,900	2,807,308
Nissan Motor Co., Ltd.(1)	1,604,000	14,497,778
SoftBank Group Corp.(1)	274,800	13,483,902
Sumitomo Rubber Industries, Ltd.(1)	190,500	2,712,625
Toyota Motor Corp.(1)	109,200	5,683,760

		50,807,828

Jersey - 3.7%

Glencore PLC(1)	8,097,310	14,862,218
Petrofac, Ltd.#(1)	1,071,650	13,419,177

		28,281,395

Luxembourg - 0.5%

Subsea 7 SA†#(1)	546,769	3,449,014

Netherlands - 4.6%

Aegon NV(1)	1,708,953	8,496,702
ING Groep NV CVA(1)	317,664	3,723,795
QIAGEN NV†(1)	411,070	8,720,745
SBM Offshore NV†#(1)	1,083,110	13,618,502

		34,559,744

Norway - 0.0%

Telenor ASA(1)	7,598	113,193

Russia - 0.3%

Lukoil PJSC ADR (OTC)	43,008	1,526,354
Lukoil PJSC ADR (LSE)(1)	13,510	476,055

		2,002,409

Singapore - 0.7%

United Overseas Bank, Ltd.#(1)	436,300	5,329,435

South Korea - 11.4%

Daewoo International Corp.#(1)	327,925	5,036,927
Hana Financial Group, Inc.(1)	763,978	12,843,348
Hyundai Mobis Co., Ltd.(1)	45,365	9,115,926
Hyundai Motor Co.(1)	34,432	4,117,418
KB Financial Group, Inc.(1)	622,023	14,902,134
KIWOOM Securities Co., Ltd.(1)	68,423	3,293,541
Korea Investment Holdings Co., Ltd.†(1)	130,228	4,360,294
Samsung Electronics Co., Ltd.(1)	34,003	32,324,074

		85,993,662

Spain - 0.4%

Tecnicas Reunidas SA#(1)	118,800	3,216,436
Telefonica SA ADR	859	8,538

		3,224,974

Sweden - 0.7%

Getinge AB, Class B(1)	239,574	5,303,439

Switzerland - 5.7%

ABB, Ltd.(1)	450,370	8,023,152
Basilea Pharmaceutica†#(1)	33,210	2,347,491
Credit Suisse Group AG(1)	721,105	9,660,688
GAM Holding AG(1)	186,050	2,658,170
Lonza Group AG†(1)	26,820	4,058,423
Roche Holding AG(1)	44,840	11,485,286
Swiss Re AG(1)	53,270	4,714,672

		42,947,882

Taiwan - 1.2%

MediaTek, Inc.(1)	866,000	6,101,557
Quanta Computer, Inc.(1)	1,623,000	2,727,817

		8,829,374

Thailand - 1.1%

Bangkok Bank PCL NVDR(1)	1,195,200	5,437,123
PTT Exploration & Production PCL	1,440,300	2,738,713

		8,175,836

United Kingdom - 13.5%

Aberdeen Asset Management PLC#(1)	614,400	2,034,358
Aviva PLC(1)	1,227,958	7,404,074
BAE Systems PLC(1)	1,415,310	10,051,278
Barclays PLC(1)	2,835,710	6,700,290
BP PLC(1)	1,507,452	7,308,465
BP PLC ADR	180	5,236
Carillion PLC#(1)	1,538,340	5,853,566
HSBC Holdings PLC(1)	1,363,300	8,657,325
Johnson Matthey PLC(1)	154,621	5,452,523
Kingfisher PLC(1)	986,565	4,561,624
Marks & Spencer Group PLC(1)	1,753,350	10,324,658
Royal Dutch Shell PLC, Class B(1)	515,575	11,717,621
Standard Chartered PLC(1)	1,137,028	6,782,756
Tesco PLC†(1)	4,895,470	12,257,018
Vodafone Group PLC(1)	957,821	2,912,266

		102,023,058

United States - 2.4%

Halliburton Co.	426,390	13,763,869
Stillwater Mining Co.†#	479,440	4,022,502

		17,786,371

Total Long-Term Investment Securities
(cost $878,017,335)		719,094,796

SHORT-TERM INVESTMENT SECURITIES - 11.9%
Registered Investment Companies - 8.2%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(3)	61,406,017	61,406,017

Time Deposits - 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$2,439,000	2,439,000

U.S. Government Agencies - 3.4%

Federal Farm Credit Bank Disc. Notes 0.20% due 03/01/2016	2,200,000	2,200,000
Federal Home Loan Bank Disc. Notes 0.10% due 03/01/2016	6,700,000	6,700,000
Federal Home Loan Mtg. Corp. Disc. Notes 0.20% due 03/01/2016	16,800,000	16,800,000

		25,700,000

Total Short-Term Investment Securities
(cost $89,545,017)		89,545,017

TOTAL INVESTMENTS
(cost $967,562,352)(4)	107.2%	808,639,813
Liabilities in excess of other assets	(7.2)	(54,290,227)

NET ASSETS	100.0%	$754,349,586

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $609,738,416 representing 80.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $64,555,567. This was secured by collateral of $61,406,017, which was received in cash and subsequently invested in short-term investments currently valued at $61,406,017 as reported in the Portfolio of Investments. Additional collateral of $7,773,069 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
Federal Home Loan Mtg. Corp.	2.75% to 3.50%	01/15/2028 to 12/01/2041	$354,069
Federal National Mtg. Assoc.	2.00% to 4.32%	10/25/2029 to 10/01/2041	1,790,335
United States Treasury Bills	0.00%	03/17/2016 to 08/18/2016	677,182
United States Treasury Notes/Bonds	0.13% to 3.88%	09/30/2016 to 11/15/2045	4,951,483

(3)	The rate shown is the 7-day yield as of February 29, 2016.

(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
LSE	- London Stock Exchange
NVDR	- Non-Voting Depositary Receipt
OTC	- Over The Counter US
PJSC	- Public Joint Stock Company

Industry Allocation*
Registered Investment Companies	8.2%
Oil-Field Services	7.8
Diversified Banking Institutions	7.0
Oil Companies-Integrated	6.6
Medical-Drugs	5.4
Electronic Components-Semiconductors	5.1
Diversified Financial Services	3.7
U.S. Government Agencies	3.4
Auto-Cars/Light Trucks	3.1
Energy-Alternate Sources	2.9
Banks-Commercial	2.8
Insurance-Multi-line	2.4
Metal-Diversified	2.3
Food-Retail	2.2
Silver Mining	2.2
Medical-Generic Drugs	2.0
Telephone-Integrated	1.8
Rubber-Tires	1.7
Import/Export	1.6
Gold Mining	1.6
Insurance-Reinsurance	1.5
Cellular Telecom	1.5
Insurance-Life/Health	1.4
Retail-Major Department Stores	1.4
Aerospace/Defense	1.3
Diversified Manufacturing Operations	1.3
Finance-Other Services	1.3
Oil & Gas Drilling	1.2
Auto/Truck Parts & Equipment-Original	1.2
Diagnostic Kits	1.2
Telecom Services	1.1
Machinery-Electrical	1.1
Finance-Investment Banker/Broker	1.0
Airlines	0.9
Chemicals-Other	0.8
Building & Construction-Misc.	0.8
Building & Construction Products-Misc.	0.8
Containers-Metal/Glass	0.8
Medical-Biomedical/Gene	0.7
Chemicals-Diversified	0.7
Medical Instruments	0.7
Oil Companies-Exploration & Production	0.7
Retail-Drug Store	0.7
Electric-Integrated	0.7
Investment Management/Advisor Services	0.7
Office Automation & Equipment	0.6
Engineering/R&D Services	0.6
Retail-Building Products	0.6
Medical-Wholesale Drug Distribution	0.6
Distribution/Wholesale	0.6
Platinum	0.6
Chemicals-Specialty	0.5

Appliances	0.5
Building-Heavy Construction	0.4
Finance-Mortgage Loan/Banker	0.4
Motorcycle/Motor Scooter	0.4
Photo Equipment & Supplies	0.4
Computers	0.4
Time Deposits	0.3
Diamonds/Precious Stones	0.3
Retail-Misc./Diversified	0.3
Food-Misc./Diversified	0.2
Rubber/Plastic Products	0.2

107.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$109,356,380	$609,738,416	**	$—	$719,094,796
Short-Term Investment Securities:
Registered Investment Companies	61,406,017	—		—	61,406,017
Other Short-Term Securities	—	28,139,000		—	28,139,000

Total Investments at Value	$170,762,397	$637,877,416		$—	$808,639,813

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Australia - 6.2%

BGP Holdings PLC†(1)(2)	479,213	$0
Charter Hall Group(3)	1,195,363	3,763,769
GPT Group(3)	1,534,534	5,390,776
Mirvac Group(3)	6,152,523	8,038,354
Stockland(3)	1,613,797	4,788,746
Vicinity Centres(3)	3,080,508	6,840,031

		28,821,676

Bermuda - 1.6%

Hongkong Land Holdings, Ltd. (OTC)	1,700	9,656
Hongkong Land Holdings, Ltd. (SGX)(3)	1,245,000	7,307,761

		7,317,417

Canada - 2.6%

Allied Properties Real Estate Investment Trust	66,863	1,559,643
Canadian Real Estate Investment Trust	46,324	1,422,246
Granite Real Estate Investment Trust	34,339	970,781
H&R Real Estate Investment Trust	154,406	2,143,196
RioCan Real Estate Investment Trust	198,879	3,768,853
Smart Real Estate Investment Trust	97,170	2,311,109

		12,175,828

Cayman Islands - 2.1%

Cheung Kong Property Holdings, Ltd.(3)	1,916,000	9,761,387

Finland - 0.7%

Citycon OYJ(3)	1,283,907	2,978,226

France - 6.2%

Fonciere Des Regions(3)	45,718	3,751,144
Klepierre(3)	257,463	10,667,877
Unibail-Rodamco SE (Euronext Amsterdam)(3)	40,960	10,157,738
Unibail-Rodamco SE (Euronext Paris)	16,682	4,169,393

		28,746,152

Germany - 3.0%

Deutsche Wohnen AG(3)	152,897	4,046,049
Vonovia SE(3)	319,191	9,970,849

		14,016,898

Hong Kong - 3.5%

China Overseas Land & Investment, Ltd.(3)	846,000	2,517,983
Sun Hung Kai Properties, Ltd.(3)	1,227,504	13,655,922

		16,173,905

Japan - 13.7%

Comforia Residential REIT, Inc.#(3)	2,571	5,191,311
Japan Retail Fund Investment Corp.#(3)	4,641	10,560,139
Mitsubishi Estate Co., Ltd.(3)	817,000	15,096,055
Mitsui Fudosan Co., Ltd.(3)	622,000	14,383,081
Sekisui House, Ltd.(3)	268,800	4,361,136
Sumitomo Realty & Development Co., Ltd.(3)	406,000	11,105,093
Top REIT, Inc.(3)	652	2,511,968

		63,208,783

Jersey - 0.9%

Kennedy Wilson Europe Real Estate PLC(3)	277,280	4,325,066

Netherlands - 0.7%

Wereldhave NV(3)	63,019	3,196,222

Norway - 0.3%

Entra ASA*(3)	165,439	1,431,896

Singapore - 2.5%

City Developments, Ltd.(3)	925,200	4,677,262
Fortune Real Estate Investment Trust(3)	2,390,000	2,513,509
Mapletree Greater China Commercial Trust(3)	6,347,100	4,103,667

		11,294,438

Spain - 1.0%

Merlin Properties Socimi SA(3)	427,780	4,446,243

Sweden - 0.7%

Hufvudstaden AB, Class A(3)	231,756	3,383,191

Switzerland - 1.1%

PSP Swiss Property AG(3)	59,564	5,078,350

United Kingdom - 4.9%

Big Yellow Group PLC(3)	315,912	3,222,245
British Land Co. PLC(3)	542,752	4,940,914
Derwent London PLC(3)	127,366	5,340,091
Hammerson PLC(3)	710,513	5,397,548
Helical Bar PLC(3)	244,143	1,287,599
UNITE Group PLC(3)	276,779	2,341,183

		22,529,580

United States - 45.8%

American Campus Communities, Inc.	121,340	5,311,052
American Homes 4 Rent, Class A	102,285	1,431,990
American Tower Corp.	102,597	9,459,443
Apartment Investment & Management Co., Class A	87,693	3,210,441
AvalonBay Communities, Inc.	102,402	17,576,279
Boston Properties, Inc.	78,094	8,913,649
Brandywine Realty Trust	186,428	2,294,929
Brixmor Property Group, Inc.	210,172	4,924,330
Brookdale Senior Living, Inc.†	158,427	2,276,596
Camden Property Trust	26,300	1,965,662
Care Capital Properties, Inc.	108,126	2,866,420
Cousins Properties, Inc.	321,023	2,780,059
Crown Castle International Corp.	103,868	8,984,582
CyrusOne, Inc.	122,695	4,863,630
DCT Industrial Trust, Inc.	7,598	274,972
DiamondRock Hospitality Co.	307,527	2,736,990
Empire State Realty Trust, Inc., Class A	64,269	1,007,738
Equinix, Inc.	19,449	5,906,467
Equity LifeStyle Properties, Inc.	28,248	1,981,880
Essex Property Trust, Inc.	10,913	2,283,873
Extra Space Storage, Inc.	31,456	2,584,110
Federal Realty Investment Trust	32,301	4,782,486
First Industrial Realty Trust, Inc.	132,648	2,854,585
General Growth Properties, Inc.	135,000	3,715,200
HCP, Inc.	226,865	6,710,667
Healthcare Realty Trust, Inc.	231,036	6,702,354

Hilton Worldwide Holdings, Inc.	259,358	5,389,459
Hudson Pacific Properties, Inc.	161,523	4,118,836
InfraREIT, Inc.†	84,756	1,790,047
Mid-America Apartment Communities, Inc.	30,646	2,756,301
Prologis, Inc.	88,150	3,390,249
Public Storage	45,692	11,399,697
QTS Realty Trust, Inc., Class A	39,063	1,739,085
Realty Income Corp.#	120,757	7,069,115
Retail Opportunity Investments Corp.	210,534	3,869,615
Rexford Industrial Realty, Inc.	116,084	1,956,015
Simon Property Group, Inc.	112,103	21,269,302
SL Green Realty Corp.	14,500	1,278,610
Sunstone Hotel Investors, Inc.	193,702	2,498,756
Vornado Realty Trust	112,303	9,698,487
Washington Real Estate Investment Trust	70,696	1,828,906
Weingarten Realty Investors	154,577	5,445,748
Weyerhaeuser Co.	304,690	7,915,846

		211,814,458

Total Long-Term Investment Securities
(cost $470,196,506)		450,699,716

SHORT-TERM INVESTMENT SECURITIES - 6.3%
Registered Investment Companies - 5.4%

State Street Navigator Securities Lending Prime Portfolio 0.49%(4)(5)	18,328,034	18,328,034
SSgA U.S. Government Money Market Fund 0.00%(5)	6,556,680	6,556,680

		24,884,714

Time Deposits - 0.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$4,326,000	4,326,000

Total Short-Term Investment Securities
(cost $29,210,714)		29,210,714

TOTAL INVESTMENTS
(cost $499,407,220)(6)	103.8%	479,910,430
Liabilities in excess of other assets	(3.8)	(17,592,098)

NET ASSETS —	100.0%	$462,318,332

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $1,431,896 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $222,530,381 representing 48.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(4)	At February 29, 2016, the Fund had loaned securities with a total value of $17,724,862. This was secured by collateral of $18,328,034, which was received in cash and subsequently invested in short-term investments currently valued at $18,328,034 as reported in the Portfolio of Investments.
(5)	The rate shown is the 7-day yield as of February 29, 2016.
(6)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Euronext Paris - Euronext Stock Exchange, Paris

OTC - Over the Counter

SGX - Singapore Exchange

Industry Allocation*

Real Estate Investment Trusts	69.5%
Real Estate Operations & Development	14.4
Real Estate Management/Services	9.9
Registered Investment Companies	5.4
Hotels/Motels	2.2
Building-Residential/Commercial	1.0
Time Deposits	0.9
Retirement/Aged Care	0.5

103.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$28,821,676	$—		$0	$28,821,676
Other Countries	199,347,659	222,530,381	**	—	421,878,040
Short-Term Investment Securities:
Registered Investment Companies	24,884,714	—		—	24,884,714
Time Deposits	—	4,326,000		—	4,326,000

Total Investments at Value	$253,054,049	$226,856,381		$0	$479,910,430

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Australia - 2.3%

Amcor, Ltd.(1)	22,626	$226,327
APA Group(1)	49,311	305,823
Asciano, Ltd.(1)	11,776	74,487
ASX, Ltd.(1)	15,070	452,281
Aurizon Holdings, Ltd.(1)	54,552	158,541
Australia & New Zealand Banking Group, Ltd.(1)	14,439	229,869
BGP Holdings PLC†(2)(3)	60,919	0
Caltex Australia, Ltd.(1)	2,247	58,311
Commonwealth Bank of Australia(1)	9,931	495,159
Computershare, Ltd.(1)	21,594	140,298
CSL, Ltd.(1)	5,187	379,407
Dexus Property Group(1)	63,132	339,427
Flight Centre Travel Group, Ltd.(1)	3,452	102,038
Goodman Group(1)	24,735	114,622
GPT Group(1)	103,827	364,741
Harvey Norman Holdings, Ltd.(1)	8,377	28,592
Iluka Resources, Ltd.(1)	6,051	28,901
Insurance Australia Group, Ltd.(1)	93,362	344,670
National Australia Bank, Ltd.(1)	15,693	271,097
Newcrest Mining, Ltd.†(1)	11,637	146,741
QBE Insurance Group, Ltd.(1)	19,550	147,565
Ramsay Health Care, Ltd.(1)	6,273	295,581
Scentre Group(1)	70,481	219,906
SEEK, Ltd.(1)	6,309	69,917
Sonic Healthcare, Ltd.(1)	6,155	80,093
Stockland(1)	80,658	239,343
Sydney Airport(1)	38,727	178,332
Transurban Group(1)	93,111	752,319
Vicinity Centres(1)	188,223	417,935
Wesfarmers, Ltd.(1)	5,189	144,326
Westfield Corp.(1)	35,582	252,953
Westpac Banking Corp.(1)	28,902	593,400
Woodside Petroleum, Ltd.(1)	15,244	275,768
WorleyParsons, Ltd.(1)	10,937	32,732

		7,961,502

Belgium - 0.5%

Ageas(1)	5,216	192,457
Colruyt SA(1)	705	37,731
Delhaize Group(1)	2,344	236,950
Groupe Bruxelles Lambert SA(1)	5,139	392,661
KBC Groep NV(1)	2,444	129,596
Proximus SADP(1)	11,201	351,707
Telenet Group Holding NV†(1)	1,643	85,798
UCB SA(1)	1,624	119,697
Umicore SA(1)	6,908	311,498

		1,858,095

Bermuda - 0.5%

Arch Capital Group, Ltd.†	5,140	349,212
Bunge, Ltd.	3,331	165,617
Everest Re Group, Ltd.	2,701	502,737
Li & Fung, Ltd.(1)	176,000	99,691
Marvell Technology Group, Ltd.	8,992	85,874
NWS Holdings, Ltd.(1)	108,000	152,915
RenaissanceRe Holdings, Ltd.	2,025	229,230

		1,585,276

British Virgin Islands - 0.1%

Michael Kors Holdings, Ltd.†	3,143	178,051

Canada - 4.2%

Agnico Eagle Mines, Ltd.	3,785	133,188
Agrium, Inc.	3,330	286,754
Alimentation Couche-Tard, Inc., Class B	3,553	160,765
AltaGas, Ltd.	11,471	272,744
ARC Resources, Ltd.	19,368	256,952
Atco, Ltd., Class I	300	7,953
Bank of Nova Scotia	7,448	301,443
BCE, Inc.	9,210	397,807
BlackBerry, Ltd.†	5,296	41,335
Brookfield Asset Management, Inc., Class A	14,200	435,865
Canadian Natural Resources, Ltd.	8,221	171,833
Canadian Oil Sands, Ltd.	17,613	120,544
Canadian Pacific Railway, Ltd.	1,841	224,363
Canadian Tire Corp., Ltd., Class A	2,465	239,650
Canadian Utilities, Ltd., Class A	1,500	36,086
CGI Group, Inc., Class A†	5,081	212,591
CI Financial Corp.	13,200	292,390
Dollarama, Inc.	5,839	339,896
Empire Co., Ltd., Class A	16,200	313,463
Encana Corp.	13,119	56,723
Enerplus Corp.	34,556	100,118
Fairfax Financial Holdings, Ltd.	849	448,841
First Capital Realty, Inc.	29,984	434,358
First Quantum Minerals, Ltd.	12,273	44,720
Fortis, Inc.	8,562	237,369
Franco-Nevada Corp.	3,700	220,824
Gildan Activewear, Inc.	2,800	72,390
Great-West Lifeco, Inc.	22,215	574,667
IGM Financial, Inc.	10,180	270,188
Industrial Alliance Insurance & Financial Services, Inc.	4,186	112,524
Intact Financial Corp.	8,048	501,141
Inter Pipeline, Ltd.	10,505	192,708
Kinross Gold Corp.†	37,736	110,447
Loblaw Cos., Ltd.	378	19,202
Manulife Financial Corp.	31,548	422,272
Methanex Corp.	3,571	112,963
Metro, Inc., Class A	18,754	599,352
Onex Corp.	3,661	215,385
Open Text Corp.	2,900	144,186
Paramount Resources, Ltd., Class A†	6,255	26,952
Pembina Pipeline Corp.	10,586	263,907
Peyto Exploration & Development Corp.	2,594	53,375
Potash Corp. of Saskatchewan, Inc.	9,352	158,493
Power Corp. of Canada	15,066	327,376
Power Financial Corp.	11,025	256,924
RioCan Real Estate Investment Trust	7,948	150,618
Royal Bank of Canada	14,367	733,428
Saputo, Inc.	18,582	541,117
Shaw Communications, Inc., Class B	29,396	509,053
Silver Wheaton Corp.	4,633	73,073
Sun Life Financial, Inc.	8,746	260,764
Teck Resources, Ltd., Class B	11,201	64,822
Thomson Reuters Corp.	14,735	539,848
Toronto-Dominion Bank	17,230	667,678
Tourmaline Oil Corp.†	4,024	74,205

TransAlta Corp.	21,885	95,919
Turquoise Hill Resources, Ltd.†	30,905	68,297
Valeant Pharmaceuticals International, Inc.†	4,200	293,317
Vermilion Energy, Inc.	4,907	133,465

		14,428,631

Cayman Islands - 0.3%

ASM Pacific Technology, Ltd.(1)	2,600	20,771
Cheung Kong Property Holdings, Ltd.(1)	49,808	253,755
CK Hutchison Holdings, Ltd.(1)	49,808	602,009
WH Group, Ltd.†*(1)	37,000	21,549

		898,084

Curacao - 0.2%

Schlumberger, Ltd.	10,780	773,142

Denmark - 0.9%

Coloplast A/S, Class B(1)	3,615	272,724
Danske Bank A/S(1)	5,872	160,159
DSV A/S(1)	8,768	357,316
Novo Nordisk A/S, Class B(1)	24,237	1,245,532
Pandora A/S(1)	1,457	183,607
TDC A/S(1)	41,179	174,380
Tryg A/S(1)	15,617	284,773
Vestas Wind Systems A/S(1)	2,104	141,778
William Demant Holding A/S†(1)	1,866	161,700

		2,981,969

Finland - 0.6%

Elisa Oyj(1)	18,249	649,472
Kone Oyj, Class B(1)	372	16,477
Metso Oyj(1)	5,521	121,636
Nokia Oyj(1)	46,433	282,326
Nokian Renkaat Oyj(1)	6,498	213,714
Orion Oyj, Class B(1)	10,190	344,103
Sampo Oyj, Class A(1)	11,249	504,798

		2,132,526

France - 3.9%

Accor SA(1)	4,516	190,933
Aeroports de Paris(1)	2,815	330,076
Air Liquide SA(1)	4,183	433,960
Alcatel-Lucent SA†(1)	39,757	135,040
Arkema SA(1)	1,586	96,541
Atos SE(1)	2,660	193,062
AXA SA(1)	24,468	537,677
Bureau Veritas SA(1)	12,706	253,384
Cap Gemini SA(1)	2,743	226,464
Carrefour SA(1)	5,341	141,042
Casino Guichard Perrachon SA(1)	2,889	129,825
Christian Dior SE(1)	179	31,496
Cie de Saint-Gobain(1)	5,254	203,659
Cie Generale des Etablissements Michelin(1)	687	61,779
CNP Assurances(1)	14,412	212,153
Credit Agricole SA(1)	15,833	162,836
Danone SA(1)	3,730	258,750
Dassault Systemes(1)	5,876	442,952
Edenred(1)	3,686	64,664
Essilor International SA(1)	2,939	347,232
Eutelsat Communications SA(1)	5,255	159,105
Fonciere Des Regions(1)	1,988	163,115
Gecina SA(1)	2,109	260,828
Groupe Eurotunnel SE(1)	3,102	31,033
Hermes International(1)	198	67,524
ICADE(1)	2,281	157,906
Iliad SA(1)	726	177,485
Imerys SA(1)	2,842	172,187
Kering(1)	1,881	326,778
Klepierre(1)	8,921	369,638
L’Oreal SA(1)	5,556	934,276
Lagardere SCA(1)	9,463	272,605
Legrand SA(1)	5,384	267,998
Natixis SA(1)	7,978	42,316
Numericable-SFR SA(1)	851	30,825
Orange SA(1)	26,039	449,407
Peugeot SA†(1)	5,397	81,062
Publicis Groupe SA(1)	4,461	275,278
Renault SA(1)	2,174	198,110
Sanofi(1)	16,241	1,285,103
Schneider Electric SE(1)	4,708	278,451
SCOR SE(1)	8,324	291,193
Societe BIC SA(1)	1,493	207,127
Societe Generale SA(1)	9,209	319,579
Sodexo SA(1)	5,101	515,275
Suez Environnement Co.(1)	3,699	63,620
Technip SA(1)	3,050	150,728
Unibail-Rodamco SE	1,363	340,659
Valeo SA(1)	1,110	153,765
Vallourec SA(1)	6,203	32,595
Veolia Environnement SA(1)	10,211	231,340
Vivendi SA(1)	16,981	352,363
Wendel SA(1)	1,469	139,596
Zodiac Aerospace(1)	7,009	116,415

		13,368,810

Germany - 2.7%

Allianz SE(1)	5,828	868,921
BASF SE(1)	10,356	676,952
Bayerische Motoren Werke AG(1)	4,892	400,166
Beiersdorf AG(1)	7,692	667,465
Brenntag AG(1)	5,411	261,632
Commerzbank AG†(1)	12,708	103,357
Continental AG(1)	1,377	276,513
Deutsche Bank AG(1)	17,605	306,582
Deutsche Boerse AG(1)	2,904	240,906
Deutsche Post AG(1)	11,385	270,872
Deutsche Telekom AG(1)	37,209	623,955
Deutsche Wohnen AG (BR)(1)	4,878	129,084
Fraport AG Frankfurt Airport Services Worldwide(1)	2,932	168,740
Fresenius Medical Care AG & Co. KGaA(1)	3,106	262,713
Fresenius SE & Co. KGaA(1)	4,930	325,522
FUCHS PETROLUB SE(1) (preference shares)	5,308	217,277

Hannover Rueck SE(1)	2,979	305,024
Infineon Technologies AG(1)	13,282	162,993
K+S AG(1)	4,668	98,070
LANXESS AG(1)	2,845	118,070
Linde AG(1)	1,471	205,389
Merck KGaA(1)	3,656	310,939
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	3,369	665,240
OSRAM Licht AG(1)	2,709	126,256
ProSiebenSat.1 Media SE(1)	613	31,448
SAP SE(1)	13,777	1,047,996
Telefonica Deutschland Holding AG(1)	39,082	189,588
United Internet AG(1)	1,148	56,093

		9,117,763

Hong Kong - 1.3%

AIA Group, Ltd.(1)	174,800	886,667
Bank of East Asia, Ltd.(1)	76,000	240,991
BOC Hong Kong Holdings, Ltd.(1)	55,500	143,929
Hang Lung Properties, Ltd.(1)	77,000	134,635
Hang Seng Bank, Ltd.(1)	17,700	299,084
Henderson Land Development Co., Ltd.(1)	21,990	118,742
HKT Trust & HKT, Ltd.(1)	117,000	162,156
Hong Kong & China Gas Co., Ltd.(1)	336,760	593,343
Hong Kong Exchanges and Clearing, Ltd.(1)	32,400	702,832
Link REIT(1)	62,500	352,756
New World Development Co., Ltd.(1)	54,000	45,271
Sino Land Co., Ltd.(1)	148,000	205,904
Sun Hung Kai Properties, Ltd.(1)	13,000	144,625
Swire Pacific, Ltd., Class A(1)	12,000	117,316
Swire Properties, Ltd.(1)	17,800	46,029
Techtronic Industries Co., Ltd.(1)	23,500	89,946
Wharf Holdings, Ltd.(1)	27,000	134,903
Wheelock & Co., Ltd.(1)	18,000	71,084

		4,490,213

Ireland - 1.5%

Accenture PLC, Class A	8,675	869,755
Allergan PLC†	5,414	1,570,655
Bank of Ireland†(1)	369,127	104,834
CRH PLC(1)	8,730	223,174
Endo International PLC†	3,057	127,813
Jazz Pharmaceuticals PLC†	849	103,221
Kerry Group PLC, Class A(1)	7,279	636,198
Pentair PLC	4,813	229,628
Perrigo Co. PLC	1,411	178,139
Seagate Technology PLC#	3,162	99,160
Tyco International PLC	3,698	130,096
Weatherford International PLC†	28,269	180,922
Willis Towers Watson PLC	2,095	237,405
XL Group PLC	10,099	347,204

		5,038,204

Israel - 0.3%

Israel Chemicals, Ltd.(1)	4,566	17,532
Israel Corp., Ltd.(1)	232	32,811
NICE-Systems, Ltd.(1)	4,159	250,563
Teva Pharmaceutical Industries, Ltd.(1)	10,394	581,018

		881,924

Italy - 0.6%

Assicurazioni Generali SpA(1)	34,830	480,107
Atlantia SpA(1)	7,576	187,088
Banca Monte dei Paschi di Siena SpA†(1)	1,405	738
Banco Popolare SC†(1)	5,225	42,710
EXOR SpA(1)	4,122	135,288
Intesa Sanpaolo SpA(1)	146,572	367,755
Intesa Sanpaolo SpA RSP(1)	1,177	2,751
Luxottica Group SpA(1)	2,513	144,090
Mediobanca SpA(1)	7,402	50,035
Telecom Italia SpA†(1)	123,283	120,025
Terna Rete Elettrica Nazionale SpA(1)	60,973	317,829
UniCredit SpA(1)	51,665	191,680
Unione di Banche Italiane SpA(1)	14,564	55,272
UnipolSai SpA(1)	9,928	20,348

		2,115,716

Japan - 8.8%

ABC-Mart, Inc.(1)	200	11,466
Acom Co., Ltd.†(1)	10,000	44,319
Advantest Corp.(1)	2,600	23,673
Aeon Co., Ltd.(1)	26,600	347,617
AEON Financial Service Co., Ltd.(1)	7,200	160,056
Aeon Mall Co., Ltd.(1)	1,300	18,370
Air Water, Inc.(1)	2,000	28,174
Ajinomoto Co., Inc.(1)	11,000	268,964
Alfresa Holdings Corp.(1)	700	12,622
Amada Holdings Co., Ltd.(1)	12,000	110,783
ANA Holdings, Inc.(1)	20,000	56,446
Aozora Bank, Ltd.(1)	33,000	107,050
Asahi Glass Co., Ltd.(1)	44,000	212,362
Asics Corp.(1)	1,900	34,547
Astellas Pharma, Inc.(1)	32,800	470,353
Bank of Yokohama, Ltd.(1)	32,000	144,607
Bridgestone Corp.(1)	7,800	272,231
Brother Industries, Ltd.(1)	3,500	38,093
Calbee, Inc.(1)	1,500	60,445
Canon, Inc.(1)	17,600	491,612
Casio Computer Co., Ltd.(1)	3,700	67,854
Central Japan Railway Co.(1)	1,900	338,897
Chiba Bank, Ltd.(1)	44,000	205,551
Chubu Electric Power Co., Inc.(1)	9,100	119,634
Chugai Pharmaceutical Co., Ltd.(1)	3,500	103,526
Citizen Holdings Co., Ltd.(1)	3,800	20,816
Credit Saison Co., Ltd.(1)	4,900	82,680
Dai Nippon Printing Co., Ltd.(1)	9,000	77,109
Dai-ichi Life Insurance Co., Ltd.(1)	14,100	169,745
Daikin Industries, Ltd.(1)	2,200	146,853
Daito Trust Construction Co., Ltd.(1)	1,300	175,674
Daiwa House Industry Co., Ltd.(1)	9,500	258,818
Daiwa Securities Group, Inc.(1)	27,000	158,801
Denso Corp.(1)	3,200	118,228

Don Quijote Holdings Co., Ltd.(1)	1,900	63,310
East Japan Railway Co.(1)	5,600	490,327
Eisai Co., Ltd.(1)	3,900	239,605
FANUC Corp.(1)	2,800	409,793
Fast Retailing Co., Ltd.(1)	300	82,937
Fuji Heavy Industries, Ltd.(1)	8,900	290,116
Hakuhodo DY Holdings, Inc.(1)	1,700	19,153
Hamamatsu Photonics KK(1)	2,000	48,898
Hankyu Hanshin Holdings, Inc.(1)	19,000	121,395
Hirose Electric Co., Ltd.(1)	500	56,244
Hisamitsu Pharmaceutical Co., Inc.(1)	2,500	108,772
Hitachi Chemical Co., Ltd.(1)	8,000	129,747
Hitachi Construction Machinery Co., Ltd.(1)	500	6,914
Hitachi High-Technologies Corp.(1)	1,200	31,776
Hitachi, Ltd.(1)	38,000	159,847
Honda Motor Co., Ltd.(1)	15,200	391,945
Hoya Corp.(1)	12,800	460,876
Hulic Co., Ltd.(1)	4,000	35,297
Ibiden Co., Ltd.(1)	1,600	19,373
Isetan Mitsukoshi Holdings, Ltd.(1)	5,800	67,150
Isuzu Motors, Ltd.(1)	9,500	94,714
ITOCHU Corp.(1)	28,400	333,298
Iyo Bank, Ltd.(1)	6,100	42,067
Japan Exchange Group, Inc.(1)	6,200	95,744
Joyo Bank, Ltd.(1)	18,000	62,186
JSR Corp.(1)	3,000	41,892
Kajima Corp.(1)	18,000	102,990
Kakaku.com, Inc.(1)	2,000	35,049
Kaneka Corp.(1)	5,000	37,296
Kansai Paint Co., Ltd.(1)	3,000	40,964
Kao Corp.(1)	10,000	503,038
KDDI Corp.(1)	23,700	602,544
Keikyu Corp.(1)	26,000	230,008
Keio Corp.(1)	3,000	27,497
Keisei Electric Railway Co., Ltd.(1)	1,000	13,710
Keyence Corp.(1)	700	360,432
Kintetsu Group Holdings Co., Ltd.(1)	30,000	128,333
Komatsu, Ltd.(1)	10,100	153,112
Konica Minolta, Inc.(1)	9,500	79,397
Kubota Corp.(1)	13,000	165,745
Kuraray Co., Ltd.(1)	5,600	61,014
Kurita Water Industries, Ltd.(1)	4,400	95,660
Kyocera Corp.(1)	5,600	247,772
Kyowa Hakko Kirin Co., Ltd.(1)	1,000	14,853
LIXIL Group Corp.(1)	8,800	180,297
M3, Inc.(1)	1,500	35,566
Mabuchi Motor Co., Ltd.(1)	2,600	113,588
Makita Corp.(1)	3,100	181,390
Marui Group Co., Ltd.(1)	3,300	45,040
Maruichi Steel Tube, Ltd.(1)	1,700	46,132
Mazda Motor Corp.(1)	5,700	78,924
McDonald’s Holdings Co. Japan, Ltd.(1)	4,300	100,002
Medipal Holdings Corp.(1)	1,200	18,355
MEIJI Holdings Co., Ltd.(1)	2,600	208,140
Mitsubishi Chemical Holdings Corp.(1)	27,100	136,063
Mitsubishi Corp.(1)	16,100	256,402
Mitsubishi Electric Corp.(1)	29,000	292,213
Mitsubishi Estate Co., Ltd.(1)	6,000	110,865
Mitsubishi Gas Chemical Co., Inc.(1)	7,000	32,573
Mitsubishi Logistics Corp.(1)	13,000	167,111
Mitsubishi Motors Corp.(1)	6,600	46,790
Mitsubishi Tanabe Pharma Corp.(1)	2,900	51,976
Mitsubishi UFJ Financial Group, Inc.(1)	79,100	339,013
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	7,400	31,780
Mitsui & Co., Ltd.(1)	16,200	186,123
Mitsui Chemicals, Inc.(1)	12,000	39,038
Mitsui Fudosan Co., Ltd.(1)	12,000	277,487
Mixi, Inc.(1)	500	16,675
MS&AD Insurance Group Holdings, Inc.(1)	8,100	219,200
Murata Manufacturing Co., Ltd.(1)	800	95,643
Nabtesco Corp.(1)	3,900	74,286
NGK Insulators, Ltd.(1)	8,000	141,776
NGK Spark Plug Co., Ltd.(1)	3,800	70,630
NH Foods, Ltd.(1)	3,000	62,982
NHK Spring Co., Ltd.(1)	3,300	30,022
Nidec Corp.(1)	3,800	253,401
Nintendo Co., Ltd.(1)	1,500	209,197
Nippon Express Co., Ltd.(1)	8,000	35,304
Nippon Paint Holdings Co., Ltd.(1)	3,000	59,764
Nippon Steel & Sumitomo Metal Corp.(1)	6,500	111,751
Nippon Telegraph & Telephone Corp.(1)	13,700	586,295
Nissan Motor Co., Ltd.(1)	41,200	372,387
Nisshin Seifun Group, Inc.(1)	3,400	55,397
Nissin Foods Holdings Co., Ltd.(1)	700	32,082
Nitori Holdings Co., Ltd.(1)	1,100	84,249
Nitto Denko Corp.(1)	900	47,341
NOK Corp.(1)	1,100	17,658
Nomura Holdings, Inc.(1)	31,700	132,941
Nomura Real Estate Holdings, Inc.(1)	2,000	35,657
Nomura Research Institute, Ltd.(1)	2,000	68,095
NSK, Ltd.(1)	5,000	45,426
NTT Data Corp.(1)	2,200	109,839
NTT DOCOMO, Inc.(1)	24,700	574,162
NTT Urban Development Corp.(1)	1,600	15,560
Obayashi Corp.(1)	3,000	27,279
Odakyu Electric Railway Co., Ltd.(1)	7,000	80,360
Oji Holdings Corp.(1)	19,000	71,613
Omron Corp.(1)	3,700	97,336
Ono Pharmaceutical Co., Ltd.(1)	400	73,792
Oracle Corp. Japan(1)	2,000	97,628
Oriental Land Co., Ltd.(1)	4,100	280,227
ORIX Corp.(1)	19,200	249,750
Osaka Gas Co., Ltd.(1)	37,000	140,574
Otsuka Corp.(1)	1,100	54,254
Otsuka Holdings Co., Ltd.(1)	6,100	214,992
Panasonic Corp.(1)	27,800	233,867
Park24 Co., Ltd.(1)	1,200	31,339
Rakuten, Inc.(1)	11,800	111,618

Resona Holdings, Inc.(1)	29,800	103,813
Rinnai Corp.(1)	500	42,907
Rohm Co., Ltd.(1)	1,300	55,273
Sanrio Co., Ltd.(1)	1,500	29,223
Santen Pharmaceutical Co., Ltd.(1)	16,600	253,798
Secom Co., Ltd.(1)	4,000	284,317
Seiko Epson Corp.(1)	2,000	32,059
Sekisui Chemical Co., Ltd.(1)	7,000	77,251
Sekisui House, Ltd.(1)	11,400	184,959
Sharp Corp.†(1)	19,000	21,741
Shikoku Electric Power Co., Inc.(1)	2,900	41,483
Shimamura Co., Ltd.(1)	400	44,066
Shimano, Inc.(1)	1,200	187,053
Shimizu Corp.(1)	7,000	53,027
Shin-Etsu Chemical Co., Ltd.(1)	6,700	334,898
Shinsei Bank, Ltd.(1)	28,000	33,100
Shionogi & Co., Ltd.(1)	4,000	170,762
Shiseido Co., Ltd.(1)	7,800	169,254
Shizuoka Bank, Ltd.(1)	22,000	160,360
SMC Corp.(1)	700	161,082
SoftBank Group Corp.(1)	12,800	628,071
Sompo Japan Nipponkoa Holdings, Inc.(1)	4,600	131,708
Sony Corp.(1)	12,900	272,056
Sony Financial Holdings, Inc.(1)	2,000	27,762
Sumitomo Chemical Co., Ltd.(1)	28,000	121,884
Sumitomo Dainippon Pharma Co., Ltd.(1)	8,900	100,716
Sumitomo Metal Mining Co., Ltd.(1)	9,000	96,238
Sumitomo Mitsui Financial Group, Inc.(1)	8,300	231,412
Sumitomo Mitsui Trust Holdings, Inc.(1)	46,000	133,204
Sumitomo Rubber Industries, Ltd.(1)	4,200	59,806
Suntory Beverage & Food, Ltd.(1)	4,900	207,350
Suruga Bank, Ltd.(1)	4,000	63,864
Suzuken Co., Ltd.(1)	600	19,474
Sysmex Corp.(1)	2,200	135,713
T&D Holdings, Inc.(1)	7,500	73,585
Taisho Pharmaceutical Holdings Co., Ltd.(1)	100	7,870
Taiyo Nippon Sanso Corp.(1)	2,000	18,199
Takashimaya Co., Ltd.(1)	2,000	15,947
TDK Corp.(1)	2,000	103,747
Teijin, Ltd.(1)	7,000	22,475
Terumo Corp.(1)	5,100	173,734
THK Co., Ltd.(1)	3,600	61,079
Tobu Railway Co., Ltd.(1)	40,000	207,942
Toho Co., Ltd.(1)	1,000	24,420
Toho Gas Co., Ltd.(1)	2,000	13,920
Tohoku Electric Power Co., Inc.(1)	7,500	96,411
Tokio Marine Holdings, Inc.(1)	10,400	360,998
Tokyo Electron, Ltd.(1)	2,600	156,256
Tokyo Gas Co., Ltd.(1)	46,000	211,732
Tokyo Tatemono Co., Ltd.(1)	1,500	17,238
Tokyu Corp.(1)	27,000	225,370
Tokyu Fudosan Holdings Corp.(1)	7,500	47,185
TonenGeneral Sekiyu KK(1)	36,000	272,974
Toppan Printing Co., Ltd.(1)	20,000	168,493
Toray Industries, Inc.(1)	28,000	223,238
TOTO, Ltd.(1)	5,500	157,436
Toyota Motor Corp.(1)	27,900	1,452,170
Toyota Tsusho Corp.(1)	6,200	124,719
Trend Micro, Inc.(1)	4,300	156,038
Unicharm Corp.(1)	8,500	184,311
USS Co., Ltd.(1)	4,000	62,786
West Japan Railway Co.(1)	3,100	180,970
Yahoo Japan Corp.(1)	25,200	98,999
Yakult Honsha Co., Ltd.(1)	1,800	85,712
Yamada Denki Co., Ltd.(1)	16,200	79,388
Yamaguchi Financial Group, Inc.(1)	19,000	178,385
Yamato Holdings Co., Ltd.(1)	6,500	131,352
Yaskawa Electric Corp.(1)	4,700	56,165
Yokohama Rubber Co., Ltd.(1)	1,500	23,853

		30,202,764

Jersey - 0.6%

Delphi Automotive PLC	3,496	233,113
Experian PLC(1)	13,462	219,647
Petrofac, Ltd.(1)	18,642	233,435
Randgold Resources, Ltd.(1)	2,778	253,157
Shire PLC(1)	8,549	446,099
Wolseley PLC(1)	4,223	215,913
WPP PLC(1)	28,561	600,337

		2,201,701

Liberia - 0.0%

Royal Caribbean Cruises, Ltd.	959	71,321

Luxembourg - 0.4%

Millicom International Cellular SA SDR(1)	2,797	133,885
RTL Group SA(1)	6,325	527,997
SES SA FDR(1)	14,875	389,789
Subsea 7 SA†(1)	12,950	81,689
Tenaris SA(1)	13,542	147,178

		1,280,538

Netherlands - 1.4%

Aegon NV(1)	16,620	82,633
Akzo Nobel NV(1)	3,724	218,908
Altice NV, Class A†(1)	4,131	58,585
Altice NV, Class B†(1)	1,377	19,915
ASML Holding NV(1)	3,981	363,196
Boskalis Westminster NV(1)	3,117	112,796
CNH Industrial NV(1)	27,566	182,433
Core Laboratories NV#	1,438	150,904
Delta Lloyd NV(1)	11,247	69,640
Ferrari NV†	1,113	43,092
Fiat Chrysler Automobiles NV(1)	11,132	76,174
Gemalto NV(1)	1,225	77,418
ING Groep NV CVA(1)	48,736	571,304
Koninklijke KPN NV(1)	50,803	186,971
Koninklijke Philips NV(1)	12,276	310,390
Koninklijke Vopak NV(1)	667	30,317
LyondellBasell Industries NV, Class A	6,634	532,113
Mylan NV†#	5,913	266,499

OCI NV†(1)	1,011	18,230
RELX NV(1)	39,053	639,075
STMicroelectronics NV(1)	16,688	95,003
Wolters Kluwer NV(1)	17,163	647,735

		4,753,331

New Zealand - 0.3%

Auckland International Airport, Ltd.(1)	108,203	434,637
Contact Energy, Ltd.(1)	29,781	88,007
Fletcher Building, Ltd.(1)	15,867	74,590
Ryman Healthcare, Ltd.(1)	45,044	237,468
Spark New Zealand, Ltd.(1)	95,487	216,635

		1,051,337

Norway - 0.2%

DNB ASA(1)	12,243	140,362
Gjensidige Forsikring ASA(1)	6,443	101,049
Norsk Hydro ASA(1)	20,956	82,868
Orkla ASA(1)	35,200	290,301

		614,580

Portugal - 0.1%

Banco Comercial Portugues SA†(1)	188,663	7,029
Banco Espirito Santo SA†(2)(3)	126,030	8,226
Galp Energia SGPS SA(1)	33,940	371,336
Jeronimo Martins SGPS SA(1)	3,463	48,798

		435,389

Singapore - 0.9%

Ascendas Real Estate Investment Trust(1)	8,000	13,769
Broadcom, Ltd.	4,530	606,884
CapitaLand Mall Trust(1)	20,000	31,151
CapitaLand, Ltd.(1)	45,000	95,346
City Developments, Ltd.(1)	29,000	146,607
ComfortDelGro Corp., Ltd.(1)	159,000	340,315
DBS Group Holdings, Ltd.(1)	27,000	260,695
Global Logistic Properties, Ltd.(1)	45,000	56,307
Jardine Cycle & Carriage, Ltd.(1)	1,000	27,408
Keppel Corp., Ltd.(1)	3,800	14,051
Oversea-Chinese Banking Corp., Ltd.(1)	106,000	608,226
Singapore Telecommunications, Ltd. 10(1)	97,000	254,488
StarHub, Ltd.(1)	112,000	271,584
United Overseas Bank, Ltd.(1)	27,000	329,807
Yangzijiang Shipbuilding Holdings, Ltd.(1)	39,000	25,149

		3,081,787

Spain - 0.9%

Amadeus IT Holding SA, Class A(1)	6,764	271,657
Banco Bilbao Vizcaya Argentaria SA(1)	71,115	450,882
Banco de Sabadell SA(1)	60,763	96,571
Banco Popular Espanol SA(1)	30,897	73,226
Banco Santander SA(1)	146,869	590,819
Bankia SA(1)	49,859	42,237
Bankinter SA(1)	16,590	109,096
CaixaBank SA(1)	49,624	141,254
Grifols SA(1)	10,560	229,890
Industria de Diseno Textil SA(1)	11,221	347,079
Mapfre SA(1)	9,280	18,035
Red Electrica Corp. SA(1)	3,426	271,493
Telefonica SA(1)	60,355	599,886

		3,242,125

Sweden - 1.3%

Assa Abloy AB, Class B(1)	16,308	311,976
Atlas Copco AB, Class A(1)	11,320	254,816
Atlas Copco AB, Class B(1)	6,591	138,319
Boliden AB(1)	8,309	124,355
Electrolux AB, Series B(1)	1,733	40,739
Elekta AB, Series B(1)	4,373	38,690
Getinge AB, Class B(1)	7,273	161,002
Hennes & Mauritz AB, Class B(1)	6,555	212,272
Hexagon AB, Class B(1)	3,839	130,782
Husqvarna AB, Class B(1)	3,671	23,299
Industrivarden AB, Class C(1)	6,942	106,946
Investment AB Kinnevik, Class B(1)	1,954	48,570
Investor AB, Class B(1)	16,914	561,336
Nordea Bank AB(1)	21,036	209,679
Skandinaviska Enskilda Banken AB, Class A(1)	39,212	381,798
Skanska AB, Class B(1)	13,220	281,831
Svenska Handelsbanken AB, Class A(1)	38,558	491,614
Swedbank AB, Class A(1)	14,762	297,721
Tele2 AB, Class B(1)	4,417	36,411
Telefonaktiebolaget LM Ericsson, Class B(1)	32,965	303,565
TeliaSonera AB(1)	29,848	137,265

		4,292,986

Switzerland - 3.8%

ABB, Ltd.(1)	28,594	509,390
Actelion, Ltd.†(1)	1,104	152,817
Aryzta AG(1)	5,640	268,217
Baloise Holding AG(1)	1,739	218,464
Chubb, Ltd.	13,729	1,586,111
Coca-Cola HBC AG(1)	11,386	216,957
EMS-Chemie Holding AG(1)	880	407,794
Garmin, Ltd.#	5,490	222,400
Geberit AG(1)	1,734	622,828
Julius Baer Group, Ltd.(1)	5,010	199,470
LafargeHolcim, Ltd.†(1)	3,424	135,233
Lonza Group AG†(1)	1,793	271,318
Novartis AG(1)	26,522	1,892,881
Pargesa Holding SA (BR)(1)	6,739	396,023
Partners Group Holding AG(1)	508	183,651
Roche Holding AG(1)	8,304	2,126,981
Sika AG (BR)†(1)	100	379,419
Sonova Holding AG(1)	901	107,915
Sulzer AG(1)	90	8,461
Swatch Group AG(1)	670	231,718
Swiss Prime Site AG(1)	12,310	1,027,252
Swiss Re AG(1)	4,613	408,274
Swisscom AG(1)	1,889	920,576

Zurich Insurance Group AG(1)	1,749	369,490

		12,863,640

United Arab Emirates - 0.0%

Orascom Construction, Ltd.†(1)	531	2,816

United Kingdom - 6.1%

3i Group PLC(1)	53,962	325,811
Aberdeen Asset Management PLC(1)	29,323	97,092
Admiral Group PLC(1)	14,174	339,799
Aggreko PLC(1)	10,084	123,244
Amec Foster Wheeler PLC(1)	39,955	208,494
Antofagasta PLC(1)	27,284	185,160
Aon PLC	3,253	309,978
ARM Holdings PLC(1)	19,418	266,595
Ashtead Group PLC(1)	11,268	143,187
Associated British Foods PLC(1)	6,070	285,651
AstraZeneca PLC(1)	17,563	996,372
Aviva PLC(1)	63,892	385,242
British Land Co. PLC(1)	35,934	327,123
BT Group PLC(1)	105,153	706,177
Bunzl PLC(1)	33,711	900,918
Burberry Group PLC(1)	11,844	216,931
Capita PLC(1)	35,704	494,152
Compass Group PLC(1)	26,406	462,156
Croda International PLC(1)	2,379	97,907
CYBG PLC†	3,923	10,320
Direct Line Insurance Group PLC(1)	85,325	458,574
Dixons Carphone PLC(1)	22,950	138,031
easyJet PLC(1)	2,334	48,803
Ensco PLC, Class A#	4,809	41,694
Fresnillo PLC(1)	14,506	201,372
GKN PLC(1)	38,537	146,957
Hammerson PLC(1)	52,725	400,536
Hargreaves Lansdown PLC(1)	5,024	85,680
ICAP PLC(1)	20,405	122,769
Inmarsat PLC(1)	19,902	269,179
InterContinental Hotels Group PLC(1)	9,335	351,525
Intertek Group PLC(1)	10,773	435,223
Intu Properties PLC(1)	104,195	431,821
Investec PLC(1)	31,544	205,208
ITV PLC(1)	67,535	232,097
Johnson Matthey PLC(1)	5,956	210,031
Kingfisher PLC(1)	34,055	157,462
Land Securities Group PLC(1)	21,000	292,771
Legal & General Group PLC(1)	161,043	502,984
Liberty Global PLC, Class A†	5,281	194,552
London Stock Exchange Group PLC(1)	1,859	68,580
Marks & Spencer Group PLC(1)	31,390	184,841
Next PLC(1)	4,336	407,618
Nielsen Holdings PLC	6,062	305,161
Old Mutual PLC(1)	98,150	228,971
Pearson PLC(1)	26,239	311,496
Persimmon PLC(1)	8,221	248,440
Prudential PLC(1)	35,454	612,088
Reckitt Benckiser Group PLC(1)	8,884	808,536
RELX PLC(1)	32,929	565,367
Rexam PLC(1)	59,955	508,722
Royal Mail PLC(1)	24,593	154,422
RSA Insurance Group PLC(1)	57,944	347,769
Sage Group PLC(1)	2,652	21,877
Schroders PLC(1)	9,585	344,913
Segro PLC(1)	54,440	314,028
Severn Trent PLC(1)	9,541	282,210
Sky PLC(1)	19,115	275,605
Smith & Nephew PLC(1)	20,481	331,823
Smiths Group PLC(1)	18,020	248,657
SSE PLC(1)	15,309	293,130
Standard Chartered PLC(1)	37,329	222,680
Standard Life PLC(1)	77,875	357,862
Tate & Lyle PLC(1)	34,732	283,055
Travis Perkins PLC(1)	7,665	189,827
Tullow Oil PLC†(1)	43,864	101,713
United Utilities Group PLC(1)	43,128	552,863
Weir Group PLC(1)	7,671	100,676
Whitbread PLC(1)	4,680	253,521
WM Morrison Supermarkets PLC(1)	83,780	230,573

		20,966,602

United States - 53.3%

3M Co.	5,723	897,767
Abbott Laboratories	16,100	623,714
AbbVie, Inc.	20,175	1,101,757
Activision Blizzard, Inc.	9,737	308,371
Adobe Systems, Inc.†	7,642	650,716
ADT Corp.	4,910	198,217
Advance Auto Parts, Inc.	1,590	236,020
Aetna, Inc.	5,539	601,702
Affiliated Managers Group, Inc.†	2,068	286,811
Aflac, Inc.	9,919	590,379
Agilent Technologies, Inc.	2,604	97,259
Air Products & Chemicals, Inc.	7,143	946,233
Airgas, Inc.	2,828	400,219
Akamai Technologies, Inc.†	2,248	121,325
Albemarle Corp.	3,348	188,225
Alexion Pharmaceuticals, Inc.†	3,151	443,661
Alliance Data Systems Corp.†	801	168,314
Allstate Corp.	13,980	887,171
Alphabet, Inc., Class A†	4,082	2,927,692
Alphabet, Inc., Class C†	3,010	2,100,288
Amazon.com, Inc.†	4,951	2,735,527
American Airlines Group, Inc.	1,777	72,857
American Express Co.	15,233	846,650
American Tower Corp.	7,811	720,174
American Water Works Co., Inc.	1,233	79,923
Ameriprise Financial, Inc.	4,466	374,921
AmerisourceBergen Corp.	4,394	380,608
AMETEK, Inc.	4,930	228,801
Amgen, Inc.	9,758	1,388,368
Amphenol Corp., Class A	3,249	172,424
Anadarko Petroleum Corp.	8,297	314,871
Analog Devices, Inc.	7,494	397,107
ANSYS, Inc.†	4,693	389,613
Antero Resources Corp.†#	4,381	100,106
Anthem, Inc.	4,195	548,245
Apache Corp.	8,099	310,030
Applied Materials, Inc.	21,118	398,497

Archer-Daniels-Midland Co.	11,565	404,312
Arrow Electronics, Inc.†	1,257	71,850
Assurant, Inc.	2,981	211,949
AT&T, Inc.	13,245	489,403
Autodesk, Inc.†	2,812	145,493
Automatic Data Processing, Inc.	12,257	1,038,045
AutoNation, Inc.†	1,279	65,830
AvalonBay Communities, Inc.	1,148	197,043
Avery Dennison Corp.	3,669	238,925
Avon Products, Inc.#	16,336	62,240
B/E Aerospace, Inc.	4,255	185,603
Baker Hughes, Inc.	8,524	365,424
Ball Corp.	1,050	69,542
Bank of New York Mellon Corp.	21,716	768,529
Baxalta, Inc.	7,426	286,050
Baxter International, Inc.	7,426	293,401
BB&T Corp.	9,818	315,747
Bed Bath & Beyond, Inc.†	3,896	186,813
Berkshire Hathaway, Inc., Class B†	13,163	1,766,080
Best Buy Co., Inc.	4,707	152,460
Biogen, Inc.†	3,179	824,696
BioMarin Pharmaceutical, Inc.†	3,122	255,598
BlackRock, Inc.	2,225	694,111
BorgWarner, Inc.	4,190	136,929
Boston Scientific Corp.†	8,911	151,309
Bristol-Myers Squibb Co.	24,370	1,509,234
C.H. Robinson Worldwide, Inc.	4,142	289,236
CA, Inc.	12,878	377,197
Cablevision Systems Corp., Class A	8,506	276,700
Cabot Oil & Gas Corp.	6,391	128,651
Calpine Corp.†	5,296	66,518
Cameron International Corp.†	5,747	376,773
Capital One Financial Corp.	8,990	590,913
Cardinal Health, Inc.	7,721	630,806
CarMax, Inc.†#	2,030	93,908
Caterpillar, Inc.#	4,114	278,518
CBRE Group, Inc., Class A†	5,334	135,537
CBS Corp., Class B	8,634	417,713
Celanese Corp., Series A	5,247	316,604
Celgene Corp.†	10,195	1,027,962
CenterPoint Energy, Inc.	9,924	184,884
CenturyLink, Inc.#	11,855	362,644
Cerner Corp.†	6,248	319,023
CF Industries Holdings, Inc.	2,424	88,379
Charles Schwab Corp.	15,895	398,170
Charter Communications, Inc., Class A†#	1,485	266,647
Cheniere Energy, Inc.†	2,716	97,097
Chesapeake Energy Corp.#	10,364	27,050
Chipotle Mexican Grill, Inc.†	278	141,546
Church & Dwight Co., Inc.	2,946	267,379
Cigna Corp.	3,407	475,651
Cimarex Energy Co.	1,884	158,313
Cincinnati Financial Corp.	7,048	445,011
Cintas Corp.	1,867	156,809
Cisco Systems, Inc.	79,008	2,068,429
CIT Group, Inc.	4,521	134,771
Citrix Systems, Inc.†	3,998	282,459
Clorox Co.	10,593	1,339,167
CME Group, Inc.	5,673	518,739
Coach, Inc.	5,861	228,227
Cobalt International Energy, Inc.†	5,085	13,526
Cognizant Technology Solutions Corp., Class A†	5,462	311,225
Colgate-Palmolive Co.	16,984	1,114,830
Columbia Pipeline Group, Inc.	10,764	195,367
Comcast Corp., Class A	39,946	2,306,083
ConAgra Foods, Inc.	8,950	376,437
CONSOL Energy, Inc.#	3,081	26,589
Continental Resources, Inc.†#	2,757	63,907
Cooper Cos., Inc.	450	64,332
Corning, Inc.	14,840	271,572
Costco Wholesale Corp.	10,103	1,515,753
Crown Castle International Corp.	8,215	710,597
CSX Corp.	17,593	424,695
Cummins, Inc.	3,570	348,325
CVS Health Corp.	11,987	1,164,777
D.R. Horton, Inc.	4,690	125,317
Danaher Corp.	15,390	1,373,865
DaVita HealthCare Partners, Inc.†	3,255	214,732
Deere & Co.#	8,676	695,642
Delta Air Lines, Inc.	1,570	75,737
Devon Energy Corp.	6,615	130,183
Digital Realty Trust, Inc.	2,876	227,405
Discover Financial Services	5,813	269,839
DISH Network Corp., Class A†	5,080	239,420
Dollar General Corp.	3,107	230,695
Dollar Tree, Inc.†	4,673	375,008
Dover Corp.	9,002	547,142
Dr Pepper Snapple Group, Inc.	10,355	947,793
Dun & Bradstreet Corp.	2,788	267,063
Eaton Vance Corp.	7,373	213,153
eBay, Inc.†	15,885	378,063
Ecolab, Inc.	6,409	657,243
Edgewell Personal Care Co.	1,407	107,565
Edwards Lifesciences Corp.†	2,808	244,296
Electronic Arts, Inc.†	4,406	283,041
EMC Corp.	23,117	604,047
Emerson Electric Co.	22,504	1,098,870
Energen Corp.	614	16,259
EOG Resources, Inc.	4,095	265,110
EQT Corp.	4,034	224,855
Equifax, Inc.	1,078	113,061
Equinix, Inc.	1,497	454,624
Equity Residential	4,349	323,957
Estee Lauder Cos., Inc., Class A	5,535	505,512
Eversource Energy	3,541	192,276
Expedia, Inc.	1,748	181,984
Expeditors International of Washington, Inc.	11,730	536,999
Express Scripts Holding Co.†	11,911	838,296
F5 Networks, Inc.†	1,441	138,581
Facebook, Inc., Class A†	22,956	2,454,456
Fastenal Co.#	8,190	370,925
FedEx Corp.	4,000	547,520
Fidelity National Information Services, Inc.	12,293	716,067

Fifth Third Bancorp	15,741	240,208
FireEye, Inc.†#	799	13,535
First Republic Bank	3,876	238,529
Fiserv, Inc.†	12,266	1,172,998
FleetCor Technologies, Inc.†	891	113,772
Flowserve Corp.	2,762	116,059
FMC Technologies, Inc.†	7,333	179,878
FNF Group	9,250	305,065
Ford Motor Co.	46,034	575,885
Franklin Resources, Inc.	7,712	276,475
Frontier Communications Corp.	22,451	121,460
GameStop Corp., Class A#	2,364	72,858
General Growth Properties, Inc.	7,155	196,906
General Mills, Inc.	28,063	1,651,508
Gilead Sciences, Inc.	18,697	1,631,313
Goldman Sachs Group, Inc.	5,138	768,285
Hanesbrands, Inc.	9,177	261,453
Harley-Davidson, Inc.#	4,728	204,108
Hartford Financial Services Group, Inc.	5,857	246,697
Hasbro, Inc.	5,283	400,821
HCA Holdings, Inc.†	3,556	246,111
HCP, Inc.	7,868	232,735
Helmerich & Payne, Inc.#	1,514	80,197
Hershey Co.	7,673	697,399
Hertz Global Holdings, Inc.†	8,163	69,386
Hewlett Packard Enterprise Co.	24,752	328,459
HollyFrontier Corp.	5,571	188,411
Home Depot, Inc.	14,037	1,742,272
Hormel Foods Corp.	214	9,097
Host Hotels & Resorts, Inc.	16,843	257,866
HP, Inc.	24,752	264,599
Humana, Inc.	1,960	346,861
IHS, Inc., Class A†	4,024	418,456
Illinois Tool Works, Inc.	2,451	231,007
Illumina, Inc.†	1,489	223,707
Incyte Corp.†	1,725	126,787
Intel Corp.	61,653	1,824,312
Intercontinental Exchange, Inc.	3,137	748,049
International Flavors & Fragrances, Inc.#	1,823	188,298
International Paper Co.	7,172	256,040
Interpublic Group of Cos., Inc.	10,654	227,889
Intuit, Inc.	7,491	723,930
Intuitive Surgical, Inc.†	499	280,967
Iron Mountain, Inc.	3,803	111,732
J.B. Hunt Transport Services, Inc.	3,516	268,236
Johnson & Johnson	44,881	4,721,930
Johnson Controls, Inc.	8,543	311,478
Juniper Networks, Inc.	6,594	162,872
Kansas City Southern	3,192	260,818
Kellogg Co.	15,556	1,151,455
Keurig Green Mountain, Inc.	1,514	139,197
KeyCorp#	14,121	148,977
Kimberly-Clark Corp.	13,134	1,711,360
Kinder Morgan, Inc.	22,465	406,392
KLA-Tencor Corp.	4,540	307,540
Kohl’s Corp.	3,527	164,605
Kraft Heinz Co.	3,017	232,369
Kroger Co.	8,144	325,027
L Brands, Inc.	4,771	404,533
Lam Research Corp.	2,992	219,314
Lennar Corp., Class A	4,689	196,657
Level 3 Communications, Inc.†	4,959	240,759
Liberty Interactive Corp. QVC Group, Class A†	15,276	387,705
Liberty Media Corp., Class A†	1,975	70,349
Liberty Media Corp., Class C†	3,950	137,855
Lincoln National Corp.	4,513	164,860
Linear Technology Corp.	11,040	481,565
LinkedIn Corp., Class A†	1,066	124,925
LKQ Corp.†	10,988	303,269
Loews Corp.	3,862	140,384
Lowe’s Cos., Inc.	9,390	634,107
lululemon athletica, Inc.†#	2,020	126,715
M&T Bank Corp.	3,811	390,818
Macy’s, Inc.	6,279	271,316
ManpowerGroup, Inc.	3,503	271,272
Marathon Oil Corp.	8,032	65,943
Marathon Petroleum Corp.	6,919	236,976
Marriott International, Inc., Class A#	2,741	186,799
Marsh & McLennan Cos., Inc.	7,787	444,248
Masco Corp.	5,662	159,668
MasterCard, Inc., Class A	14,855	1,291,197
Mattel, Inc.#	12,911	419,866
McCormick & Co., Inc.	2,150	200,509
McDonald’s Corp.	8,965	1,050,608
McGraw Hill Financial, Inc.	4,248	381,216
McKesson Corp.	2,986	464,681
MDU Resources Group, Inc.	12,578	229,045
Mead Johnson Nutrition Co.	2,090	154,158
Medivation, Inc.†	1,848	66,103
MetLife, Inc.	15,977	632,050
Microchip Technology, Inc.	7,794	346,755
Micron Technology, Inc.†	15,302	162,660
Microsoft Corp.	100,920	5,134,810
Mondelez International, Inc., Class A	44,156	1,789,643
Monster Beverage Corp.†	1,554	195,027
Moody’s Corp.	3,414	303,163
Mosaic Co.	4,581	122,084
Motorola Solutions, Inc.	5,584	410,368
Murphy Oil Corp.#	10,560	181,421
Nasdaq, Inc.	6,716	425,056
National Oilwell Varco, Inc.	13,658	399,770
Navient Corp.	14,800	160,284
NetApp, Inc.	7,429	184,536
Netflix, Inc.†	4,682	437,346
New York Community Bancorp, Inc.	12,075	182,695
Newell Rubbermaid, Inc.#	7,862	298,835
Newmont Mining Corp.	15,048	388,690
News Corp., Class A	29,052	314,343
NIKE, Inc., Class B	20,710	1,275,529
Noble Energy, Inc.	9,481	279,689
Nordstrom, Inc.#	3,335	171,152
Norfolk Southern Corp.	4,381	320,558
Northern Trust Corp.	5,252	311,864
Nucor Corp.	7,804	307,009

NVIDIA Corp.	10,317	323,541
Oceaneering International, Inc.	7,174	198,146
Omnicom Group, Inc.	11,877	924,149
ONEOK, Inc.	11,159	267,816
Oracle Corp.	40,001	1,471,237
PACCAR, Inc.	7,845	404,017
Palo Alto Networks, Inc.†	1,314	190,254
Parker-Hannifin Corp.	4,152	420,182
Paychex, Inc.	19,483	1,001,231
PayPal Holdings, Inc.†	15,885	605,854
People’s United Financial, Inc.#	22,008	321,537
Pepco Holdings, Inc.	17,991	471,004
PepsiCo, Inc.	15,660	1,531,861
Phillips 66	6,407	508,652
Pioneer Natural Resources Co.	934	112,575
PNC Financial Services Group, Inc.	7,974	648,366
Polaris Industries, Inc.#	953	83,778
PPG Industries, Inc.	6,971	672,911
Priceline Group, Inc.†	616	779,369
Principal Financial Group, Inc.	9,465	357,872
Procter & Gamble Co.	30,021	2,410,386
Progressive Corp.	24,476	781,274
Prologis, Inc.	6,021	231,568
Prudential Financial, Inc.	8,857	585,359
Public Storage	1,999	498,731
PulteGroup, Inc.	3,103	53,341
PVH Corp.	1,783	141,124
QUALCOMM, Inc.	21,544	1,094,220
Quanta Services, Inc.†	5,024	101,937
Quest Diagnostics, Inc.	6,487	431,580
Rackspace Hosting, Inc.†	2,572	55,375
Range Resources Corp.#	4,214	99,998
Realogy Holdings Corp.†	2,403	76,824
Red Hat, Inc.†	2,648	173,047
Regeneron Pharmaceuticals, Inc.†	1,040	399,381
Regions Financial Corp.	20,245	152,242
Republic Services, Inc.	6,786	310,120
ResMed, Inc.	2,871	163,389
Robert Half International, Inc.	2,809	110,647
Rockwell Automation, Inc.	4,625	481,416
Roper Technologies, Inc.	2,293	385,063
Ross Stores, Inc.	5,034	276,769
Salesforce.com, Inc.†	5,625	381,094
SanDisk Corp.	3,681	265,989
SBA Communications Corp., Class A†	5,672	538,216
Scripps Networks Interactive, Inc., Class A	4,556	269,897
Sealed Air Corp.	2,660	121,642
Sempra Energy	4,130	398,586
ServiceNow, Inc.†	1,849	101,677
Sherwin-Williams Co.	1,094	295,927
Simon Property Group, Inc.	2,424	459,906
Sirius XM Holdings, Inc.†#	20,878	77,666
Skyworks Solutions, Inc.	2,800	186,060
Southwest Airlines Co.	3,337	139,987
Southwestern Energy Co.†#	8,953	51,748
Spectra Energy Corp.	18,192	531,206
Sprint Corp.†#	13,103	45,074
St. Jude Medical, Inc.	6,999	375,776
Stanley Black & Decker, Inc.	3,498	328,847
Staples, Inc.	9,508	89,851
Starbucks Corp.	13,315	775,066
State Street Corp.	9,924	543,637
Stericycle, Inc.†	2,256	257,026
Stryker Corp.	2,613	260,986
SunTrust Banks, Inc.	10,302	341,820
Symantec Corp.	14,541	280,787
Sysco Corp.	11,513	508,069
T-Mobile US, Inc.†	2,750	102,025
T. Rowe Price Group, Inc.	6,856	473,818
Target Corp.#	4,611	361,733
TD Ameritrade Holding Corp.	8,363	239,015
Teradata Corp.†	4,578	114,221
Tesla Motors, Inc.†#	938	180,030
Tesoro Corp.	2,371	191,292
Texas Instruments, Inc.	9,961	528,132
Thermo Fisher Scientific, Inc.	8,190	1,058,066
Tiffany & Co.	3,930	255,371
Time Warner Cable, Inc.	4,313	823,179
Time Warner, Inc.	13,219	875,098
TJX Cos., Inc.	13,325	987,382
Toll Brothers, Inc.†	3,872	106,286
Torchmark Corp.#	13,741	703,814
Total System Services, Inc.	12,039	524,660
TransDigm Group, Inc.†	831	177,485
Travelers Cos., Inc.	9,938	1,068,534
Trimble Navigation, Ltd.†	10,103	234,996
TripAdvisor, Inc.†	1,442	90,269
Twenty-First Century Fox, Inc., Class A	21,097	570,041
Twitter, Inc.†#	4,333	78,514
Tyson Foods, Inc., Class A	1,825	118,169
Ulta Salon Cosmetics & Fragrance, Inc.†	1,451	239,691
Under Armour, Inc., Class A†#	2,238	187,298
Union Pacific Corp.	14,034	1,106,721
United Continental Holdings, Inc.†	1,548	88,638
United Parcel Service, Inc., Class B	5,144	496,653
United Rentals, Inc.†	1,715	88,443
UnitedHealth Group, Inc.	12,277	1,462,191
Universal Health Services, Inc., Class B	2,540	280,340
US Bancorp	30,198	1,163,227
Valero Energy Corp.	4,416	265,313
Vantiv, Inc., Class A†	3,592	186,928
Varian Medical Systems, Inc.†	3,147	246,158
Ventas, Inc.	5,335	296,999
VEREIT, Inc.	20,508	164,474
Verisk Analytics, Inc.†	6,616	481,909
Vertex Pharmaceuticals, Inc.†	2,872	245,527
VF Corp.	5,769	375,620
Viacom, Inc., Class B	7,902	291,189
Visa, Inc., Class A	27,304	1,976,537
VMware, Inc., Class A†#	1,751	88,408
Voya Financial, Inc.	5,683	166,853
Vulcan Materials Co.	3,165	311,847
Walgreens Boots Alliance, Inc.	10,661	841,579

Walt Disney Co.	21,553	2,058,743
Waste Management, Inc.	7,537	420,941
WEC Energy Group, Inc.	6,906	389,153
Welltower, Inc.	4,073	259,776
Western Digital Corp.	2,061	89,715
Western Union Co.	11,620	212,181
Weyerhaeuser Co.	7,957	206,718
Whirlpool Corp.	1,050	163,086
Whiting Petroleum Corp.†#	3,366	13,498
Whole Foods Market, Inc.	6,926	216,853
Williams Cos., Inc.	15,656	250,339
Workday, Inc., Class A†#	592	35,786
WR Berkley Corp.	7,712	397,168
WW Grainger, Inc.#	1,740	377,406
Wyndham Worldwide Corp.	2,118	154,275
Xerox Corp.	22,329	214,582
Xylem, Inc.	2,072	77,514
Yahoo!, Inc.†	12,184	387,329
Yum! Brands, Inc.	5,094	369,162
Zimmer Biomet Holdings, Inc.	2,580	249,770
Zoetis, Inc.	8,528	350,160

		182,504,130

Total Common Stocks (cost $355,708,435)		335,374,953

RIGHTS - 0.0%

Banco Popular Espanol SA Expires 04/04/2016† (cost $680)	30,897	706

Total Long-Term Investment Securities (cost $355,709,115)		335,375,659

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 1.3%

State Street Navigator Securities Lending Prime Portfolio 0.49%(4)(6)	4,337,359	4,337,359

Time Deposits - 1.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$3,779,000	3,779,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.26% due 03/17/2016(5)	1,150,000	1,149,888

Total Short-Term Investment Securities (cost $9,266,228)		9,266,247

TOTAL INVESTMENTS (cost $364,975,343)(7)	100.7%	344,641,906
Liabilities in excess of other assets	(0.7)	(2,335,817)

NET ASSETS	100.0%	$342,306,089

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $21,549 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $127,161,304 representing 37.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $8,226 representing 0.0% of net assets.
(4)	At February 29, 2016, the Fund had loaned securities with a total value of $7,565,120. This was secured by collateral of $4,337,359, which was received in cash and subsequently invested in short-term investments currently valued at $4,337,359 as reported in the Portfolio of Investments. Additional collateral of $3,437,015 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	03/17/2016 to 01/05/2017	$411,289
United States Treasury Notes/Bonds	0.13% to 8.88%	04/15/2016 to 05/15/2045	3,025,726

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)	The rate shown is the 7-day yield as of February 29, 2016.

(7)	See Note 5 for cost of investments on a tax basis.

BR - Bearer Shares

FDR - Federal Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR - Swedish Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)
69	Long	S&P 500 E-Mini Index	March 2016	$7,028,892	$6,656,775	$(372,117)

Industry Allocation*

Medical-Drugs	6.0%
Banks-Commercial	3.9
Real Estate Investment Trusts	3.2
Insurance-Multi-line	2.7
Telephone-Integrated	2.4
Food-Misc./Diversified	2.4
Insurance-Life/Health	2.4
Medical-Biomedical/Gene	2.0
Applications Software	2.0
Cosmetics & Toiletries	2.0
Web Portals/ISP	1.7
Multimedia	1.7
Cable/Satellite TV	1.6
Insurance-Property/Casualty	1.5
Finance-Credit Card	1.5
Transport-Rail	1.5
Electronic Components-Semiconductors	1.3
Registered Investment Companies	1.3
Insurance-Reinsurance	1.3
Auto-Cars/Light Trucks	1.2
Commercial Services-Finance	1.2
Time Deposits	1.1
Investment Management/Advisor Services	1.1
Retail-Discount	1.0
Medical-HMO	1.0
Beverages-Non-alcoholic	1.0
Chemicals-Specialty	1.0
Pipelines	1.0
Chemicals-Diversified	0.9
Finance-Other Services	0.9
E-Commerce/Products	0.9
Data Processing/Management	0.9
Banks-Super Regional	0.9
Transport-Services	0.9
Diagnostic Equipment	0.9
Consumer Products-Misc.	0.9
Diversified Manufacturing Operations	0.9
Oil Companies-Exploration & Production	0.8
Enterprise Software/Service	0.8
Internet Content-Entertainment	0.8
Retail-Building Products	0.8
Networking Products	0.8
Computer Services	0.7
Retail-Drug Store	0.7
Food-Retail	0.7
Oil-Field Services	0.7
Medical Products	0.7
Oil Refining & Marketing	0.7
Building & Construction Products-Misc.	0.7
Retail-Restaurants	0.6
Commercial Services	0.6
Distribution/Wholesale	0.6
Retail-Apparel/Shoe	0.6
Electric-Integrated	0.6
Diversified Banking Institutions	0.6
Electric Products-Misc.	0.6
Industrial Gases	0.6
Retail-Major Department Stores	0.6
Telecom Services	0.6
Real Estate Management/Services	0.5
Semiconductor Components-Integrated Circuits	0.5
Real Estate Operations & Development	0.5
Electronic Components-Misc.	0.5
Advertising Agencies	0.5
Banks-Fiduciary	0.5
Gas-Distribution	0.5
Semiconductor Equipment	0.5
Apparel Manufacturers	0.5
Investment Companies	0.4
Medical-Wholesale Drug Distribution	0.4
Television	0.4
Medical Instruments	0.4
Computers-Memory Devices	0.4
Athletic Footwear	0.4
Hotels/Motels	0.4
Building-Residential/Commercial	0.4
Machinery-Electrical	0.4
Machinery-Farming	0.4
Medical-Generic Drugs	0.4
Auto/Truck Parts & Equipment-Original	0.3
Gold Mining	0.3
Water	0.3
U.S. Government Treasuries	0.3
Airport Development/Maintenance	0.3
Soap & Cleaning Preparation	0.3
Finance-Investment Banker/Broker	0.3
E-Commerce/Services	0.3
Toys	0.3
Insurance Brokers	0.3
Food-Catering	0.3
Oil Field Machinery & Equipment	0.3
Public Thoroughfares	0.3
Building-Heavy Construction	0.3
Rubber-Tires	0.3
Import/Export	0.3
Machinery-Construction & Mining	0.3
Medical-Hospitals	0.3
Dialysis Centers	0.3
Office Automation & Equipment	0.3
Retail-Jewelry	0.3
Computer Aided Design	0.2
Industrial Automated/Robotic	0.2
Human Resources	0.2
Cellular Telecom	0.2
Pharmacy Services	0.2
Satellite Telecom	0.2
Consulting Services	0.2
Non-Hazardous Waste Disposal	0.2
Food-Confectionery	0.2
Wireless Equipment	0.2
Electronic Measurement Instruments	0.2
Building Products-Cement	0.2
Electronic Forms	0.2
Publishing-Periodicals	0.2
Food-Dairy Products	0.2
Oil Companies-Integrated	0.2
Entertainment Software	0.2
Electric-Transmission	0.2
Agricultural Operations	0.2
Private Equity	0.2
Audio/Video Products	0.2
Tools-Hand Held	0.2
Food-Wholesale/Distribution	0.2
Savings & Loans/Thrifts	0.2
Retail-Regional Department Stores	0.2
Security Services	0.2
Internet Security	0.2
Office Supplies & Forms	0.2
Machinery-General Industrial	0.1
Agricultural Chemicals	0.1
Containers-Metal/Glass	0.1
Telecommunication Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Medical Labs & Testing Services	0.1
Steel-Producers	0.1

Chemicals-Plastics	0.1
Transport-Truck	0.1
Coatings/Paint	0.1
Retail-Catalog Shopping	0.1
Computers-Integrated Systems	0.1
Metal Processors & Fabrication	0.1
Engines-Internal Combustion	0.1
Containers-Paper/Plastic	0.1
Optical Supplies	0.1
Paper & Related Products	0.1
Medical Information Systems	0.1
Publishing-Newspapers	0.1
Computers	0.1
Finance-Mortgage Loan/Banker	0.1
Aerospace/Defense-Equipment	0.1
Home Decoration Products	0.1
Metal-Copper	0.1
Advertising Services	0.1
Finance-Leasing Companies	0.1
Resorts/Theme Parks	0.1
Power Converter/Supply Equipment	0.1
Silver Mining	0.1
Transactional Software	0.1
Broadcast Services/Program	0.1
Food-Baking	0.1
Hazardous Waste Disposal	0.1
Printing-Commercial	0.1
Retail-Perfume & Cosmetics	0.1
Retirement/Aged Care	0.1
Retail-Auto Parts	0.1
Electronic Connectors	0.1
Steel Pipe & Tube	0.1
Building Products-Doors & Windows	0.1
Motorcycle/Motor Scooter	0.1
Diversified Financial Services	0.1
Building Products-Air & Heating	0.1
Bicycle Manufacturing	0.1
Retail-Bedding	0.1
Aerospace/Defense	0.1
Storage/Warehousing	0.1
Retail-Convenience Store	0.1
Retail-Vision Service Center	0.1

100.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$7,961,502	**	$0	$7,961,502
Portugal	—	427,163	**	8,226	435,389
Other Countries	208,205,423	118,772,639	**	—	326,978,062
Rights	706	—		—	706
Short-Term Investment Securities:
Registered Investment Companies	4,337,359	—		—	4,337,359
Other Short-Term Investment Securities	—	4,928,888		—	4,928,888

Total Investments at Value	$212,543,488	$132,090,192		$8,226	$344,641,906

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$372,117	$—		$—	$372,117

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 (unaudited)

Security Description	Shares/ Principal Amount(6)	Value (Note 1)
COMMON STOCKS - 61.7%
Bermuda - 0.3%

Kunlun Energy Co., Ltd.(1)	1,564,000	$1,117,997

British Virgin Islands - 0.3%

Michael Kors Holdings, Ltd.†	23,490	1,330,709

China - 2.1%

China Life Insurance Co., Ltd.(1)	680,000	1,484,676
China Telecom Corp., Ltd.(1)	6,300,000	3,083,569
CRRC Corp., Ltd., Class H#(1)	1,502,000	1,375,736
Sinopharm Group Co., Ltd.(1)	576,800	2,106,070
Weichai Power Co., Ltd.(1)	846,000	771,237

		8,821,288

France - 5.6%

AXA SA(1)	147,995	3,252,144
BNP Paribas SA(1)	84,230	3,889,953
Cie de Saint-Gobain(1)	68,730	2,664,153
Cie Generale des Etablissements Michelin(1)	30,140	2,710,380
Credit Agricole SA(1)	217,250	2,234,330
Sanofi(1)	42,232	3,341,695
Technip SA(1)	31,420	1,552,745
TOTAL SA(1)	77,670	3,479,964

		23,125,364

Germany - 3.3%

Deutsche Boerse AG(1)	15,330	1,271,724
Deutsche Lufthansa AG†(1)	175,980	2,640,546
HeidelbergCement AG(1)	25,080	1,844,296
LANXESS AG(1)	33,340	1,383,633
Merck KGaA(1)	34,840	2,963,102
METRO AG#(1)	57,570	1,411,566
Siemens AG ADR#	23,750	2,199,250

		13,714,117

Ireland - 2.7%

Allergan PLC†	18,405	5,339,474
CRH PLC(1)	140,421	3,589,721
Medtronic PLC	29,730	2,300,805

		11,230,000

Israel - 1.1%

Teva Pharmaceutical Industries, Ltd. ADR	82,171	4,568,708

Italy - 1.0%

Eni SpA(1)	168,822	2,361,381
UniCredit SpA(1)	520,578	1,931,373

		4,292,754

Japan - 3.6%

Konica Minolta, Inc.(1)	255,700	2,137,031
Nissan Motor Co., Ltd.(1)	442,700	4,001,351
SoftBank Group Corp.(1)	55,900	2,742,904
Suntory Beverage & Food, Ltd.(1)	65,600	2,775,948
Toshiba Corp.†#(1)	434,000	669,340
Toyota Motor Corp. ADR	22,914	2,385,347

		14,711,921

Jersey - 0.8%

Glencore PLC(1)	749,180	1,375,084
Petrofac, Ltd.#(1)	156,220	1,956,183

		3,331,267

Luxembourg - 0.3%

Subsea 7 SA†#(1)	162,780	1,026,815

Netherlands - 1.6%

Akzo Nobel NV(1)	44,890	2,638,768
ING Groep NV CVA(1)	241,381	2,829,572
QIAGEN NV†(1)	60,672	1,287,141

		6,755,481

Norway - 0.5%

Telenor ASA(1)	148,762	2,216,224

Portugal - 0.4%

Galp Energia SGPS SA(1)	169,130	1,850,446

Russia - 0.3%

MMC Norilsk Nickel PJSC ADR(1)	87,679	1,055,156

Singapore - 0.9%

DBS Group Holdings, Ltd.(1)	224,695	2,169,511
Singapore Telecommunications, Ltd.#(1)	552,200	1,448,748

		3,618,259

South Korea - 2.7%

Hana Financial Group, Inc.(1)	68,042	1,143,864
Hyundai Mobis Co., Ltd.(1)	8,226	1,652,984
KB Financial Group, Inc. ADR†	38,288	909,723
POSCO ADR#	40,515	1,635,591
Samsung Electronics Co., Ltd.(1)	5,898	5,606,781

		10,948,943

Spain - 0.7%

Telefonica SA ADR#	269,605	2,679,874

Sweden - 0.5%

Getinge AB, Class B(1)	101,630	2,249,779

Switzerland - 3.1%

ABB, Ltd.(1)	120,120	2,139,887
Chubb, Ltd.	16,077	1,857,376
Credit Suisse Group AG(1)	174,540	2,338,323
Novartis AG(1)	16,020	1,143,351
Roche Holding AG(1)	13,960	3,575,704
Swiss Re AG(1)	18,860	1,669,208

		12,723,849

Taiwan - 0.3%

Taiwan Semiconductor Manufacturing Co., Ltd.(1)	314,914	1,417,452

Thailand - 0.5%

Bangkok Bank PCL NVDR(1)	448,000	2,038,011

United Kingdom - 9.5%

Aviva PLC(1)	518,300	3,125,132
BAE Systems PLC(1)	362,869	2,577,031
Barclays PLC(1)	952,830	2,251,372
BP PLC(1)	750,755	3,639,829
GlaxoSmithKline PLC(1)	184,956	3,591,590
HSBC Holdings PLC(1)	525,583	3,355,434
Kingfisher PLC(1)	422,280	1,952,515
Lloyds Banking Group PLC(1)	2,108,060	2,099,560

Marks & Spencer Group PLC(1)		383,270	2,256,898
Royal Dutch Shell PLC, Class B(1)		173,436	3,941,730
Sky PLC(1)		240,080	3,461,535
Standard Chartered PLC(1)		213,825	1,275,538
Tesco PLC†(1)		816,540	2,044,409
Vodafone Group PLC ADR		116,076	3,528,710

			39,101,283

United States - 19.6%

Allegheny Technologies, Inc.#		104,910	1,406,843
Alphabet, Inc., Class A†		5,360	3,844,299
Amgen, Inc.		26,450	3,763,306
Apache Corp.		50,450	1,931,226
Applied Materials, Inc.		192,910	3,640,212
Baker Hughes, Inc.		42,880	1,838,266
Capital One Financial Corp.		47,900	3,148,467
Chesapeake Energy Corp.#		139,120	363,103
Chevron Corp.		33,370	2,784,393
Cisco Systems, Inc.		34,970	915,515
Citigroup, Inc.		97,990	3,806,911
Comcast Corp., Class A		78,955	4,558,072
CVS Health Corp.		29,850	2,900,524
General Motors Co.		67,440	1,985,434
Gilead Sciences, Inc.		47,080	4,107,730
Halliburton Co.		102,010	3,292,883
Ionis Pharmaceuticals, Inc.†#		35,590	1,229,990
JPMorgan Chase & Co.		85,450	4,810,835
Knowles Corp.†#		132,970	1,513,199
Macy’s, Inc.		53,260	2,301,365
Merck & Co., Inc.		26,390	1,325,042
Microsoft Corp.		114,594	5,830,543
Morgan Stanley		92,930	2,295,371
News Corp., Class A		170,003	1,839,432
Oracle Corp.		101,320	3,726,550
Pfizer, Inc.		42,729	1,267,769
Stanley Black & Decker, Inc.		27,130	2,550,491
Twenty-First Century Fox, Inc., Class A		75,217	2,032,363
United Parcel Service, Inc., Class B		15,990	1,543,835
Voya Financial, Inc.		52,040	1,527,894
Walgreens Boots Alliance, Inc.		35,130	2,773,162

			80,855,025

Total Common Stocks (cost $267,640,789)			254,780,722

FOREIGN GOVERNMENT OBLIGATIONS - 18.5%
Brazil - 1.8%

Brazil Letras do Tesouro Nacional Bills zero coupon due 07/01/2016	BRL	40,000	9,522
Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2016	BRL	950,000	218,532
Brazil Letras do Tesouro Nacional Notes 10.00% due 01/01/2023	BRL	60,000	11,831
Brazil Letras do Tesouro Nacional Notes 10.00% due 01/01/2027	BRL	290,000	52,097
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(2)	BRL	1,310,874	325,868
Brazil Notas do Tesouro Nacional Bonds 6.00% due 08/15/2018(2)	BRL	4,699,893	1,168,424
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2045(2)	BRL	13,448,488	2,885,503
Brazil Notas do Tesouro Nacional Senior Notes 10.00% due 01/01/2017	BRL	8,345,000	2,046,448
Brazil Notas do Tesouro Nacional Notes 10.00% due 01/01/2021	BRL	3,540,000	743,769
Brazil Notas do Tesouro Nacional Notes 10.00% due 01/01/2025	BRL	170,000	31,850

			7,493,844

Hungary - 0.3%

Republic of Hungary Senior Bonds 6.25% due 01/29/2020		740,000	823,250
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		260,000	294,923

			1,118,173

Indonesia - 1.9%

Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	5,560
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	20,554
Republic of Indonesia Senior Notes 7.88% due 04/15/2019	IDR	347,000,000	25,892
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	342,468
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	13,486,000,000	1,006,720
Republic of Indonesia Senior Notes 8.38% due 09/15/2026	IDR	2,628,000,000	198,179
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	602,418
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	212,681
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	1,124,000,000	85,918

Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	9,455
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,100,890
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	44,962,000,000	3,706,507
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	631,568
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	229,000,000	20,828

			7,969,638

Malaysia - 2.1%

Government of Malaysia Senior Notes 3.17% due 07/15/2016	MYR	21,316,000	5,076,386
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	870,000	207,778
Government of Malaysia Senior Notes 3.39% due 03/15/2017	MYR	6,710,000	1,602,789
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	4,465,000	1,072,134
Government of Malaysia Senior Notes 4.01% due 09/15/2017	MYR	580,000	140,046
Government of Malaysia Senior Notes 4.26% due 09/15/2016	MYR	2,740,000	656,784

			8,755,917

Mexico - 3.5%

United Mexican States Bonds 2.50% due 12/10/2020(2)	MXN	2,271,421	124,158
United Mexican States Bonds 3.50% due 12/14/2017(2)	MXN	4,358,086	249,755
United Mexican States Bonds 4.00% due 06/13/2019(2)	MXN	2,912,636	169,344
United Mexican States Bonds 5.00% due 06/16/2016(2)	MXN	4,553,710	252,652
United Mexican States Bonds 5.00% due 06/15/2017	MXN	75,460,000	4,204,292
United Mexican States Senior Bonds 6.25% due 06/16/2016	MXN	9,217,000	511,585
United Mexican States Senior Bonds 7.25% due 12/15/2016	MXN	136,906,000	7,733,580
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,110,675

			14,356,041

Philippines - 0.3%

Republic of the Philippines Senior Notes 1.63% due 04/25/2016	PHP	42,660,000	896,872
Republic of the Philippines Senior Notes 2.13% due 05/23/2018	PHP	12,290,000	254,127
Republic of the Philippines Senior Notes 2.88% due 05/22/2017	PHP	5,530,000	116,409
Republic of the Philippines Senior Notes 5.88% due 01/31/2018	PHP	2,050,000	45,034

			1,312,442

Poland - 0.9%

Government of Poland FRS Bonds 1.75% due 01/25/2017	PLN	1,357,000	340,354
Government of Poland FRS Bonds 1.75% due 01/25/2021	PLN	1,376,000	338,919
Government of Poland Bonds 4.75% due 10/25/2016	PLN	10,925,000	2,794,564
Government of Poland Bonds 4.75% due 04/25/2017	PLN	30,000	7,797

			3,481,634

Portugal - 0.6%

Republic of Portugal Obrigacoes Do Tesouro Notes 3.88% due 02/15/2030*(3)	EUR	2,140,000	2,453,432
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 4.95% due 10/25/2023*(3)	EUR	15,000	18,939
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 5.65% due 02/15/2024*(3)	EUR	37,400	48,844

			2,521,215

Serbia - 0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	279,852

Singapore - 1.0%

Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	5,640,000	4,012,182

South Korea - 4.6%

Bank of Korea Senior Notes 1.56% due 10/02/2017	KRW	3,146,300,000	2,547,849
Bank of Korea Senior Notes 1.70% due 08/02/2017	KRW	617,100,000	500,623
Bank of Korea Senior Notes 2.46% due 08/02/2016	KRW	1,376,500,000	1,117,691
Bank of Korea Senior Notes 2.79% due 06/02/2016	KRW	7,413,000,000	6,014,361
Bank of Korea Senior Notes 2.80% due 04/02/2016	KRW	2,468,200,000	1,998,182
Republic of South Korea Senior Notes 2.00% due 12/10/2017	KRW	2,294,600,000	1,872,646
Republic of South Korea Senior Notes 2.75% due 06/10/2016	KRW	4,727,600,000	3,836,294
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,545,600,000	1,264,560

			19,152,206

Ukraine - 1.4%

Government of Ukraine VRS Bonds 0.00% due 05/31/2040*		1,520,000	479,104
Government of Ukraine Bonds 7.75% due 09/01/2019*		134,950	121,792
Government of Ukraine Bonds 7.75% due 09/01/2020*		989,000	885,353
Government of Ukraine Bonds 7.75% due 09/01/2021*		903,000	803,851
Government of Ukraine Bonds 7.75% due 09/01/2022*		903,000	797,078
Government of Ukraine Bonds 7.75% due 09/01/2023*		903,000	785,610
Government of Ukraine Bonds 7.75% due 09/01/2024*		677,000	582,355
Government of Ukraine Bonds 7.75% due 09/01/2025*		558,000	471,113
Government of Ukraine Bonds 7.75% due 09/01/2026*		558,000	465,155
Government of Ukraine Bonds 7.75% due 09/01/2027*		558,000	466,042

			5,857,453

Total Foreign Government Obligations (cost $91,427,179)			76,310,597

Total Long-Term Investment Securities (cost $359,067,968)			331,091,319

SHORT-TERM INVESTMENT SECURITIES - 22.3%
Foreign Government Obligations - 5.5%
Bank Negara Malaysia Monetary Notes

1.73% due 09/22/2016	MYR	780,000	182,617
2.70% due 05/12/2016	MYR	10,000	2,365
2.75% due 05/12/2016	MYR	630,000	149,012
3.00% due 03/01/2016	MYR	170,000	40,428
3.04% due 04/19/2016	MYR	282,000	66,820
3.05% due 03/01/2016	MYR	90,000	21,403
3.05% due 05/03/2016	MYR	440,000	104,145
3.05% due 07/05/2016	MYR	670,000	157,825
3.05% due 07/19/2016	MYR	1,060,000	249,417
3.05% due 09/15/2016	MYR	450,000	105,415
3.05% due 10/06/2016	MYR	350,000	81,851
3.05% due 10/11/2016	MYR	1,420,000	331,944
3.05% due 10/18/2016	MYR	1,060,000	247,647
3.08% due 03/01/2016	MYR	970,000	230,678
3.08% due 06/07/2016	MYR	1,490,000	351,746
3.10% due 09/15/2016	MYR	200,000	46,851
3.11% due 09/15/2016	MYR	330,000	77,304

			2.447,468

Bank of Korea

1.56% due 08/09/2016	KRW	1,285,000,000	1,039,457
1.57% due 01/09/2017	KRW	60,100,000	48,638
1.61% due 11/09/2016	KRW	995,700,000	805,889

			1,893,984

Government of Malaysia

2.65% due 03/18/2016	MYR	120,000	28,502
2.70% due 05/06/2016	MYR	10,000	2,366
2.80% due 05/27/2016	MYR	40,000	9,450
2.95% due 03/18/2016	MYR	10,000	2,375
2.97% due 04/29/2016	MYR	40,000	9,471
2.99% due 03/18/2016	MYR	40,000	9,501
3.05% due 08/05/2016	MYR	410,000	96,353

			158,018

Republic of the Philippines

1.04% due 03/09/2016	PHP	9,510,000	199,924
1.19% due 08/24/2016	PHP	7,030,000	146,691
1.26% due 08/03/2016	PHP	7,890,000	164,792
1.30% due 07/20/2016	PHP	23,920,000	499,925
1.32% due 02/22/2017	PHP	9,450,000	195,539
1.37% due 01/18/2017	PHP	25,910,000	537,026
1.40% due 06/08/2016	PHP	4,310,000	90,198
1.42% due 03/02/2016	PHP	4,870,000	102,419
1.54% due 12/07/2016	PHP	4,350,000	90,303

			2,026,817

United Mexican States

3.15% due 03/03/2016	MXN	4,529,800	249,771
3.17% due 03/17/2016	MXN	647,100	35,627
3.20% due 04/14/2016	MXN	103,700	5,692
3.22% due 04/28/2016	MXN	77,800	4,264
3.23% due 03/31/2016	MXN	18,551,200	1,019,845
3.24% due 04/14/2016	MXN	10,359,900	568,680
3.24% due 04/28/2016	MXN	1,941,300	106,403
3.25% due 03/23/2016	MXN	4,461,100	245,454
3.25% due 03/31/2016	MXN	8,067,400	443,502
3.27% due 03/17/2016	MXN	3,241,900	178,489
3.27% due 04/14/2016	MXN	1,095,400	60,129
3.29% due 03/17/2016	MXN	12,514,500	689,008
3.31% due 03/31/2016	MXN	3,355,700	184,478
3.33% due 04/28/2016	MXN	2,035,700	111,577
3.34% due 03/03/2016	MXN	3,442,400	189,812
3.34% due 04/28/2016	MXN	3,137,100	171,945
3.35% due 04/28/2016	MXN	1,568,500	85,970
3.36% due 03/31/2016	MXN	6,325,700	347,753
3.36% due 06/09/2016	MXN	1,537,800	83,885
3.37% due 04/14/2016	MXN	2,013,100	110,504
3.41% due 04/28/2016	MXN	5,565,400	305,041
3.41% due 05/12/2016	MXN	1,855,200	101,512
3.41% due 05/26/2016	MXN	647,100	35,354
3.43% due 03/03/2016	MXN	105,600	5,823
3.43% due 07/21/2016	MXN	4,976,300	270,126
3.43% due 08/04/2016	MXN	14,319,600	776,023
3.43% due 10/13/2016	MXN	129,700	6,974
3.44% due 04/28/2016	MXN	2,436,800	133,562
3.44% due 05/26/2016	MXN	1,568,500	85,694
3.44% due 07/07/2016	MXN	8,980,800	488,307
3.46% due 06/23/2016	MXN	4,502,400	245,206
3.47% due 03/03/2016	MXN	4,033,900	222,427
3.47% due 03/31/2016	MXN	3,136,500	172,428
3.47% due 05/26/2016	MXN	7,420,500	405,414
3.48% due 05/26/2016	MXN	7,420,500	405,414
3.48% due 08/18/2016	MXN	970,700	52,523
3.49% due 03/03/2016	MXN	866,700	47,789
3.49% due 06/09/2016	MXN	8,939,000	487,612
3.49% due 06/23/2016	MXN	16,582,500	903,101
3.49% due 08/18/2016	MXN	647,100	35,014
3.49% due 12/08/2016	MXN	5,606,200	299,516
3.50% due 03/03/2016	MXN	2,417,000	133,272
3.50% due 05/26/2016	MXN	313,000	17,101
3.50% due 06/09/2016	MXN	35,598,600	1,199,240
3.51% due 06/09/2016	MXN	3,137,100	171,125
3.51% due 10/13/2016	MXN	198,000	10,646
3.53% due 12/08/2016	MXN	1,568,500	83,798
3.55% due 06/23/2016	MXN	5,926,100	322,742
3.55% due 12/08/2016	MXN	14,279,700	762,905
3.56% due 10/13/2016	MXN	1,568,500	84,335
3.57% due 03/03/2016	MXN	558,300	30,784
3.57% due 06/23/2016	MXN	4,052,400	220,698
3.60% due 03/03/2016	MXN	417,000	22,993
3.61% due 03/03/2016	MXN	894,900	49,344
3.61% due 10/13/2016	MXN	7,289,400	391,935
3.64% due 03/31/2016	MXN	186,100	10,231
3.63% due 05/26/2016	MXN	3,612,000	197,339
3.63% due 06/23/2016	MXN	3,335,200	181,639
3.63% due 08/18/2016	MXN	9,995,900	540,865
3.66% due 03/03/2016	MXN	1,332,300	73,462
3.67% due 03/03/2016	MXN	1,283,000	70,744
3.67% due 03/31/2016	MXN	2,426,100	133,374
4.07% due 08/18/2016	MXN	6,385,900	345,532
4.08% due 08/18/2016	MXN	4,257,200	230,351
4.13% due 12/08/2016	MXN	4,257,300	227,453
4.14% due 12/08/2016	MXN	3,193,000	170,589

			16,060,145

Total Foreign Government Obligations (cost $23,982,844)			22,586,432

Registered Investment Companies - 3.1%

State Street Navigator Securities Lending Prime Portfolio 0.49%(4)(5) (cost $12,785,965)		12,785,965	12,785,965
Time Deposits - 9.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016 (cost $40,980,000)		40,980,000	40,980,000
U.S. Government Agencies - 3.8%

Federal Home Loan Bank Disc. Notes 0.10% due 03/01/2016		11,325,000	11,325,000
Federal Farm Credit Bank Disc. Notes 0.20% due 03/01/2016		4,400,000	4,400,000

(cost $15,725,000)			15,725,000

Total Short-Term Investment Securities (cost $93,473,809)			92,077,397

TOTAL INVESTMENTS (cost $452,541,777)(7)		102.5%	423,168,716
Liabilities in excess of other assets		(2.5)	(10,169,462)

NET ASSETS		100.0%	$412,999,254

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $8,658,520 representing 2.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $145,190,130 representing 35.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Principal amount of security is adjusted for inflation.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount		Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Republic of Portugal Obrigacoes Do Tesouro 3.88% due 02/15/2030	09/03/2014	EUR	2,140,000	$2,799,578	$2,453,432	$1.15	0.59%
Republic of Portugal Obrigacoes Do Tesouro 4.95% due 10/25/2023	07/11/2014	EUR	15,000	21,925	18,939	1.26	0.00
Republic of Portugal Obrigacoes Do Tesouro 5.65% due 02/15/2024	07/11/2014	EUR	37,400	56,857	48,844	1.31	0.01

					$2,521,215		0.60%

(4)	At February 29, 2016, the Fund had loaned securities with a total value of $12,401,568. This was secured by collateral of $12,785,965, which was received in cash and subsequently invested in short-term investments currently valued at $12,785,965 as reported in the Portfolio of Investments. Additional collateral of $9,706 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Notes/Bonds	0.13% to 3.13%	11/30/2016 to 06/30/2022	$9,706

(5)	The rate shown is the 7-day yield as of February 29, 2016.
(6)	Denominated in United States Dollar unless otherwise indicated.
(7)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
BRL	- Brazilian Real
CVA	- Certification Van Aandelen (Dutch Cert.)
EUR	- Euro
IDR	- Indonesian Rupiah
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NVDR	- Non-Voting Depositary Receipt
PHP	- Philippine Peso
PJSC	- Public Joint Stock Company
PLN	- Polish Zloty
SGD	- Singapore Dollar
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	3,325,400	USD	3,672,641	03/29/2016	$52,247	$—
	EUR	934,000	USD	1,035,587	03/30/2016	18,701	—

						70,948	—

Barclays Investments, Inc.	CLP	77,400,000	USD	111,688	03/03/2016	632	—
	EUR	709,208	USD	790,086	03/09/2016	18,439	—
	EUR	130,161	USD	139,290	03/16/2016	—	(2,360)
	EUR	54,521	USD	61,958	03/21/2016	2,615	—
	EUR	72,605	USD	78,008	03/23/2016	—	(1,024)
	EUR	131,194	USD	146,660	03/24/2016	3,850	—
	EUR	188,102	USD	205,402	04/01/2016	594	—
	EUR	453,864	USD	510,403	05/05/2016	15,700	—
	EUR	1,007,000	USD	1,085,838	05/12/2016	—	(12,035)
	EUR	214,240	USD	249,541	05/26/2016	15,857	—
	EUR	2,317,000	USD	2,538,042	07/19/2016	5,716	—
	EUR	181,000	USD	198,451	07/21/2016	615	—
	EUR	391,113	USD	435,416	10/27/2016	6,255	—
	EUR	664,629	USD	728,590	01/27/2017	—	(3,662)
	EUR	453,000	USD	513,306	02/08/2017	13,941	—
	EUR	1,629,000	USD	1,866,671	02/13/2017	70,533	—
	JPY	40,123,600	USD	336,421	03/09/2016	—	(19,472)
	JPY	557,000,000	USD	4,600,454	05/06/2016	—	(349,303)
	JPY	39,140,000	USD	332,993	07/15/2016	—	(15,692)
	JPY	45,070,000	USD	402,088	08/31/2016	—	(169)
	JPY	24,850,000	USD	205,729	09/20/2016	—	(16,258)
	JPY	39,800,000	USD	335,003	10/13/2016	—	(20,903)
	JPY	116,230,000	USD	1,007,847	02/09/2017	—	(37,725)
	JPY	22,560,000	USD	204,034	02/27/2017	894	—
	USD	108,274	CLP	77,400,000	03/03/2016	2,782	—
	USD	288,119	CLP	200,300,000	03/24/2016	—	(1,324)
	USD	111,367	CLP	77,400,000	04/04/2016	—	(665)
	USD	49,365	CLP	35,010,000	05/18/2016	473	—

						158,896	(480,592)

Citibank N.A.	AUD	638,000	USD	449,458	05/19/2016	—	(4,315)
	AUD	1,364,000	USD	976,160	06/14/2016	7,090	—
	AUD	1,355,000	USD	976,115	09/14/2016	17,004	—
	EUR	795,744	USD	873,170	03/10/2016	7,342	—
	EUR	89,576	USD	95,981	03/16/2016	—	(1,503)
	EUR	157,344	USD	177,689	03/29/2016	6,387	—
	EUR	419,900	USD	465,997	04/08/2016	8,706	—
	EUR	735,500	USD	839,202	04/15/2016	38,031	—
	EUR	375,660	USD	408,609	07/15/2016	—	(1,901)
	EUR	134,537	USD	148,560	07/28/2016	1,471	—
	EUR	685,000	USD	757,713	08/05/2016	8,579	—
	EUR	124,811	USD	137,086	08/10/2016	564	—
	JPY	32,100,000	USD	260,561	06/08/2016	—	(24,992)
	JPY	79,600,000	USD	641,547	06/10/2016	—	(66,609)
	JPY	38,770,000	USD	319,966	06/20/2016	—	(25,084)
	JPY	72,889,000	USD	592,603	07/25/2016	—	(56,996)
	JPY	80,345,200	USD	653,399	08/08/2016	—	(63,046)
	JPY	90,060,000	USD	817,316	02/16/2017	6,856	—
	KRW	1,048,000,000	USD	874,828	03/14/2016	27,676	—
	KRW	786,000,000	USD	655,984	03/16/2016	20,653	—
	KRW	1,051,000,000	USD	874,853	05/12/2016	26,405	—
	KRW	721,000,000	USD	597,294	05/16/2016	15,296	—
	KRW	2,989,000,000	USD	2,430,107	05/19/2016	17,508	—
	USD	137,665	INR	9,291,000	03/11/2016	—	(2,122)
	USD	457,021	CLP	327,410,000	03/16/2016	12,147	—

						221,715	(246,568)

Deutsche Bank AG	CLP	150,532,000	USD	216,251	03/02/2016	241	—
	EUR	234,000	USD	257,891	03/29/2016	3,133	—
	EUR	36,531	USD	40,096	03/31/2016	322	—
	EUR	133,071	USD	144,093	04/13/2016	—	(850)
	EUR	6,500,000	USD	7,131,345	04/29/2016	47,856	—
	EUR	137,755	USD	147,340	05/19/2016	—	(2,882)
	EUR	344,183	MYR	1,491,000	07/20/2016	—	(24,834)
	EUR	346,168	MYR	1,683,000	07/22/2016	18,166	—
	EUR	120,000	USD	132,329	07/25/2016	1,147	—
	EUR	501,100	MYR	2,164,000	07/27/2016	—	(38,100)
	EUR	316,000	USD	344,487	07/27/2016	—	(983)
	EUR	1,083,000	USD	1,186,264	07/29/2016	2,176	—
	EUR	80,784	USD	91,367	08/31/2016	2,933	—
	EUR	630,927	USD	715,471	10/11/2016	23,629	—
	EUR	2,960,031	MYR	14,333,653	10/17/2016	115,196	—
	EUR	746,000	USD	809,597	11/18/2016	—	(9,727)
	EUR	122,735	USD	132,561	11/28/2016	—	(2,294)
	EUR	2,501,000	USD	2,762,905	01/19/2017	8,449	—
	EUR	133,000	USD	146,885	01/23/2017	380	—
	EUR	1,190,000	USD	1,312,951	02/03/2017	1,455	—
	JPY	762,755,000	USD	6,232,168	05/16/2016	—	(548,051)
	JPY	23,100,000	USD	187,582	06/13/2016	—	(17,950)
	JPY	43,140,000	USD	356,626	06/17/2016	—	(27,272)
	JPY	43,210,000	USD	353,601	06/22/2016	—	(30,995)
	JPY	39,300,000	USD	330,892	10/13/2016	—	(20,543)
	JPY	686,286,000	USD	5,651,375	11/18/2016	—	(495,606)
	JPY	58,120,000	USD	503,530	01/23/2017	—	(18,824)
	KRW	920,000,000	USD	744,536	03/23/2016	1,024	—
	KRW	920,000,000	USD	744,608	05/23/2016	2,083	—
	USD	209,830	CLP	150,532,000	03/02/2016	6,180	—
	USD	255,077	CLP	181,130,000	03/11/2016	4,606	—
	USD	89,091	CLP	64,045,000	03/16/2016	2,683	—
	USD	296,950	CLP	215,235,000	04/07/2016	10,797	—
	USD	80,066	INR	5,431,000	04/11/2016	—	(1,320)
	USD	966,048	INR	65,614,000	04/20/2016	—	(16,482)
	USD	85,658	CLP	63,250,000	04/21/2016	4,649	—
	USD	153,675	INR	10,622,000	04/25/2016	—	(114)
	USD	232,358	INR	15,966,000	04/27/2016	—	(1,636)
	USD	193,363	INR	13,258,000	04/28/2016	—	(1,814)
	USD	550,442	INR	37,942,150	04/29/2016	—	(2,376)
	USD	570,500	INR	39,235,750	05/09/2016	—	(4,794)
	USD	76,827	INR	5,308,000	05/10/2016	—	(309)
	USD	251,720	CLP	181,130,000	05/16/2016	6,189	—
	USD	454,140	INR	31,543,000	05/16/2016	96	—
	USD	38,186	CLP	26,660,000	05/26/2016	—	(268)
	USD	109,876	CLP	77,513,000	05/31/2016	305	—
	USD	214,357	CLP	150,532,000	06/02/2016	—	(433)
	USD	112,871	CLP	78,897,000	06/03/2016	—	(761)

						263,695	(1,269,218)

Goldman Sachs International	EUR	316,000	USD	346,775	01/27/2017	—	(1,376)
	EUR	849,000	USD	968,174	02/16/2017	31,937	—
	JPY	11,563,000	USD	98,697	01/10/2017	—	(5,153)
	JPY	45,170,000	USD	406,158	02/16/2017	—	(332)

						31,937	(6,861)

HSBC Bank PLC	EUR	1,658,596	KRW	2,228,406,400	03/31/2016	—	(5,288)
	EUR	1,191,787	MYR	5,686,371	04/15/2016	49,571	—
	EUR	1,058,658	USD	1,200,137	06/06/2016	44,947	—
	EUR	372,921	USD	405,366	06/09/2016	—	(1,605)
	EUR	686,000	USD	757,275	08/05/2016	7,048	—
	EUR	235,000	USD	264,431	02/10/2017	5,356	—
	JPY	48,100,000	USD	391,805	06/09/2016	—	(36,096)
	JPY	69,900,000	USD	563,869	06/10/2016	—	(57,992)
	JPY	43,210,000	USD	360,384	06/16/2016	—	(24,122)
	JPY	78,700,000	USD	662,263	10/11/2016	—	(41,437)
	JPY	67,990,000	USD	603,470	02/16/2017	—	(8,378)

	KRW	1,485,000,000	USD	1,226,270	03/16/2016	25,931	—
	KRW	1,658,000,000	USD	1,347,766	03/25/2016	7,896	—
	KRW	1,666,000,000	USD	1,347,864	03/28/2016	1,632	—
	KRW	2,552,000,000	USD	2,106,295	04/18/2016	45,093	—
	KRW	2,214,000,000	USD	1,792,769	04/25/2016	4,824	—
	KRW	617,000,000	USD	498,842	04/26/2016	586	—
	KRW	744,000,000	USD	600,562	05/02/2016	—	(177)
	KRW	2,045,000,000	USD	1,685,294	05/17/2016	34,585	—
	KRW	1,128,000,000	USD	926,984	05/18/2016	16,489	—
	KRW	1,665,000,000	USD	1,347,638	05/24/2016	3,858	—
	KRW	523,000,000	USD	422,470	05/31/2016	431	—
	KRW	1,488,000,000	USD	1,201,567	06/02/2016	864	—
	USD	933,638	MXN	14,850,450	03/11/2016	—	(115,125)
	USD	566,248	INR	39,026,000	04/29/2016	—	(2,526)
	USD	305,084	INR	21,106,500	05/05/2016	—	(556)
	USD	776,024	INR	53,896,000	05/16/2016	108	—

						249,219	(293,302)

JPMorgan Chase & Co.	AUD	2,775,000	USD	1,964,700	05/18/2016	—	(9,086)
	AUD	2,032,000	USD	1,430,528	05/19/2016	—	(14,718)
	AUD	2,023,000	USD	1,463,752	06/14/2016	26,488	—
	AUD	5,929,000	USD	4,495,961	06/22/2016	285,007	—
	AUD	1,371,000	USD	975,712	12/12/2016	8,476	—
	AUD	682,000	USD	488,230	12/14/2016	7,114	—
	EUR	2,336,911	MYR	11,097,756	07/08/2016	63,934	—
	EUR	2,711,072	USD	2,960,192	07/15/2016	—	(2,386)
	EUR	2,307,820	MYR	11,153,000	07/19/2016	106,027	—
	EUR	2,174,000	USD	2,366,921	07/25/2016	—	(9,647)
	EUR	491,952	MYR	2,164,000	07/29/2016	—	(28,199)
	EUR	686,000	USD	765,089	07/29/2016	15,057	—
	EUR	2,153,000	USD	2,384,458	01/19/2017	13,269	—
	EUR	375,660	USD	414,590	01/23/2017	784	—
	JPY	99,670,000	USD	838,818	04/20/2016	—	(46,508)
	JPY	64,760,000	USD	525,366	06/13/2016	—	(50,835)
	JPY	27,300,000	USD	222,480	06/16/2016	—	(20,450)
	JPY	25,450,000	USD	216,331	07/15/2016	—	(10,395)
	JPY	112,000,000	USD	910,421	07/25/2016	—	(87,743)
	JPY	90,220,000	USD	806,824	08/16/2016	2,071	—
	JPY	577,091,720	USD	4,880,000	09/26/2016	—	(276,607)
	JPY	52,770,000	USD	449,340	10/19/2016	—	(22,676)
	JPY	56,320,000	USD	462,090	11/14/2016	—	(42,270)
	JPY	52,770,000	USD	455,804	01/19/2017	—	(18,366)
	JPY	116,200,000	USD	1,004,048	02/08/2017	—	(41,199)
	JPY	116,480,000	USD	1,007,578	02/09/2017	—	(40,244)
	JPY	67,952,000	USD	600,076	02/16/2017	—	(11,431)
	USD	120,475	INR	8,121,000	03/03/2016	—	(1,814)
	USD	165,182	CLP	118,700,000	03/16/2016	4,911	—
	USD	289,403	INR	19,581,000	04/18/2016	—	(5,908)
	USD	66,823	CLP	48,385,000	04/27/2016	2,218	—
	USD	236,095	INR	16,267,000	04/29/2016	—	(1,121)
	USD	118,474	INR	8,121,000	05/09/2016	—	(1,385)
	USD	2,028,413	INR	141,152,250	05/23/2016	1,780	—
	USD	227,963	CLP	159,825,000	05/24/2016	—	(599)

						537,136	(743,587)

Morgan Stanley and Co., Inc	EUR	138,000	USD	148,629	05/16/2016	—	(1,844)
	EUR	118,000	USD	127,323	11/25/2016	—	(2,313)
	USD	74,294	CLP	52,795,000	03/07/2016	1,427	—
	USD	104,444	CLP	74,613,000	03/14/2016	2,495	—
	USD	88,880	CLP	65,045,000	04/21/2016	3,990	—
	USD	340,405	CLP	250,640,000	04/22/2016	17,417	—
	USD	73,853	CLP	52,795,000	05/05/2016	1,417	—
	USD	104,016	CLP	74,767,000	05/12/2016	2,492	—
	USD	91,125	CLP	65,045,000	05/17/2016	1,481	—

						30,719	(4,157)

Standard Chartered Bank	EUR	686,000	USD	755,492	04/29/2016	7,911	—
	EUR	195,111	USD	212,124	06/09/2016	—	(802)
	EUR	1,333,312	USD	1,553,122	08/26/2016	93,833	—
	EUR	3,447,257	USD	3,792,672	01/13/2017	—	(2,895)
	EUR	1,210,000	USD	1,378,710	02/16/2017	44,379	—
	JPY	116,210,000	USD	1,006,304	02/08/2017	—	(39,030)

						146,123	(42,727)

UBS AG	EUR	974,000	USD	1,042,794	05/19/2016	—	(19,354)

Net Unrealized Appreciation (Depreciation)						$1,710,388	$(3,106,366)

AUD	- Australian Dollar
CLP	- Chilean Peso
EUR	- Euro Dollar
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malasian Ringgit
USD	- United States Dollar

Industry Allocation*
Sovereign	16.3%
Time Deposits	9.9
Diversified Banking Institutions	6.8
Foreign Government Obligations	5.5
Medical-Drugs	5.5
Oil Companies-Integrated	4.4
U.S. Government Agencies	3.8
Registered Investment Companies	3.1
Oil-Field Services	2.4
Medical-Biomedical/Gene	2.2
Central Bank	2.2
Auto-Cars/Light Trucks	2.1
Banks-Commercial	2.0
Cable/Satellite TV	1.9
Telecom Services	1.6
Insurance-Multi-line	1.6
Applications Software	1.4
Retail-Drug Store	1.4
Electronic Components-Semiconductors	1.4
Building Products-Cement	1.4
Telephone-Integrated	1.4
Insurance-Life/Health	1.2
Medical-Generic Drugs	1.1
Medical Instruments	1.0
Chemicals-Diversified	0.9
Web Portals/ISP	0.9
Enterprise Software/Service	0.9
Semiconductor Equipment	0.9
Cellular Telecom	0.9
Food-Retail	0.9
Oil Companies-Exploration & Production	0.9
Banks-Super Regional	0.8
Beverages-Non-alcoholic	0.7
Rubber-Tires	0.7
Building & Construction Products-Misc.	0.7
Diversified Manufacturing Operations	0.6
Airlines	0.6
Aerospace/Defense	0.6
Tools-Hand Held	0.6
Metal-Diversified	0.6
Retail-Regional Department Stores	0.6
Retail-Major Department Stores	0.5
Machinery-Electrical	0.5
Photo Equipment & Supplies	0.5
Medical-Wholesale Drug Distribution	0.5
Diversified Financial Services	0.5
Multimedia	0.5
Retail-Building Products	0.5
Publishing-Newspapers	0.4
Insurance-Reinsurance	0.4
Auto/Truck Parts & Equipment-Original	0.4
Steel-Producers	0.4
Transport-Services	0.4
Electronic Components-Misc.	0.4
Semiconductor Components-Integrated Circuits	0.3
Steel-Specialty	0.3
Miscellaneous Manufacturing	0.3
Apparel Manufacturers	0.3
Diagnostic Kits	0.3
Finance-Other Services	0.3
Networking Products	0.2
Auto/Truck Parts & Equipment-Replacement	0.2

102.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$109,590,592	$145,190,130	**	$—	$254,780,722
Foreign Government Obligations	—	76,310,597		—	76,310,597
Short-Term Investment Securities:
Registered Investment Companies	12,785,965	—		—	12,785,965
Other Short-Term Investment Securities	—	79,291,432		—	79,291,432

Total Investments at Value*	$122,376,557	$300,792,159		$—	$423,168,716

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,710,388		$—	$1,710,388

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$3,106,366		$—	$3,106,366

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 2.2%
Diversified Financial Services - 2.2%

A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$455,991	$453,779
Barclays Commercial Mtg. Securities Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	474,996	472,442
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.80% due 08/15/2045(1)(2)	872,037	74,248
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	227,262	235,782
Eleven Madison Trust 2015-11MD Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)	398,000	414,834
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	454,805	444,281
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	701,000	709,528
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	224,387
Wells Fargo Resecuritization Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	30,866	30,866
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	337,255

Total Asset Backed Securities
(cost $3,375,992)		3,397,402

U.S. CORPORATE BONDS & NOTES - 4.6%
Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	215,910

Brewery - 0.2%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	297,279

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	218,209
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	171,000	173,808

		392,017

Chemicals-Diversified - 0.1%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	235,101

Computers - 0.2%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	224,947

Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	157,293

		382,240

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	180,104

Diversified Banking Institutions - 0.4%

Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	173,702
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	213,257
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	200,934

		587,893

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st. Mtg. Bonds 6.00% due 06/01/2026	200,000	251,715

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	102,417

Insurance-Life/Health - 0.1%

Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	224,656

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	128,085

Insurance-Reinsurance - 0.8%

Berkshire Hathaway Finance Corp. Company Guar. Notes 0.95% due 08/15/2016	1,250,000	1,250,392

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	260,612

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	150,368

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	185,000	159,563

Multimedia - 0.3%

Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	491,461

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	219,666

Oil Companies-Exploration & Production - 0.3%

CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	402,000	391,879
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	97,606

		489,485

Pipelines - 0.4%

Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	173,515
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026#	127,000	118,861
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	122,576
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	149,883

		564,835

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	325,866

Telephone-Integrated - 0.1%

Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	110,000	110,849

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	87,486
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,016

		109,502

Total U.S. Corporate Bonds & Notes
(cost $7,121,375)		7,130,016

FOREIGN CORPORATE BONDS & NOTES - 0.6%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	252,247

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	128,497

Multimedia - 0.1%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	220,212

Oil Companies-Integrated - 0.2%

BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	245,442

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	60,000	59,963

Total Foreign Corporate Bonds & Notes
(cost $900,690)		906,361

U.S. GOVERNMENT AGENCIES - 56.2%
Federal Farm Credit Bank - 1.7%

3.35% due 10/21/2025	1,500,000	1,627,380
4.88% due 01/17/2017	1,000,000	1,036,139

		2,663,519

Federal Home Loan Mtg. Corp. - 16.3%

2.63% due 12/01/2035 FRS	20,595	21,911
3.00% due 11/01/2042	1,558,788	1,597,748
3.50% due 06/01/2033	2,284,596	2,411,293
4.50% due 09/01/2019	51,657	53,531
4.50% due 09/01/2039	987,158	1,072,650
4.50% due 11/01/2039	438,543	476,668
4.50% due 02/01/2040	631,402	686,724
4.50% due 04/01/2040	55,191	60,042
4.50% due 06/01/2040	168,374	183,197
4.50% due 08/01/2040	698,045	759,861
4.50% due 03/01/2041	2,097,165	2,282,324
4.50% due 04/01/2041	282,656	307,621
4.50% due 06/01/2041	496,294	540,095
5.00% due 12/14/2018	1,000,000	1,108,254
5.00% due 10/01/2034	25,070	27,549
5.50% due 12/01/2036	23,600	26,379
6.00% due 11/01/2033	79,997	92,084
6.50% due 02/01/2032	44,310	52,347
8.00% due 02/01/2030	3,346	3,468
8.00% due 08/01/2030	303	386
8.00% due 06/01/2031	2,602	3,038
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042 (3)	1,507,910	1,540,980

Federal Home Loan Mtg. Corp. REMIC(3)
Series 4150, Class GE
2.00% due 01/15/2033	2,082,033	2,101,646
Series 4186, Class JE
2.00% due 03/15/2033	536,643	542,335
Series 3981, Class PA
3.00% due 04/15/2031	464,317	476,207
Series 4150, Class IG
3.00% due 01/15/2033(2)	6,721,140	708,510
Series 4365, Class HZ
3.00% due 01/15/2040	734,009	723,149
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	1,095,651
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,122,098
Series 3917, Class B
4.50% due 08/15/2026	465,000	532,126
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,695,949
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,108,174
Series 4039, Class SA
6.07% due 05/15/2042 FRS(2)(4)	918,853	168,232
Federal Home Loan Mtg. Corp.
Multifamily Structured Pass Through Certs.
Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	448,254
Series K048, Class A2 3.28% due 06/25/2025(1)	1,000,000	1,064,987

		25,095,468

Federal National Mtg. Assoc. - 32.5%

zero coupon due 10/09/2019	4,250,000	4,013,016
2.05% due 01/01/2036 FRS	14,169	14,713
2.22% due 02/01/2035 FRS	5,686	5,893
2.58% due 11/01/2034 FRS	24,789	26,423
2.81% due 04/01/2025	800,000	821,847
2.94% due 01/01/2026	1,595,000	1,648,565
4.00% due 09/01/2040	186,228	199,249
4.00% due 10/01/2040	182,543	195,298
4.00% due 12/01/2040	223,998	239,646
4.00% due 01/01/2041	496,592	531,346
4.00% due 02/01/2041	2,021,932	2,158,739
4.00% due 03/01/2041	2,874,644	3,074,605
4.00% due 06/01/2042	1,722,905	1,877,401
5.00% due 02/01/2019	45,073	46,604
5.00% due 12/01/2036	42,832	47,541
5.50% due 12/01/2033	43,770	49,266
5.50% due 10/01/2034	33,270	37,314
6.00% due 08/25/2037 STRIPS(2)(3)	382,116	74,701
6.50% due 02/01/2017	2,457	2,491
6.50% due 07/01/2032	9,476	11,196
7.00% due 09/01/2031	21,939	25,086
Federal National Mtg. Assoc.
Series 2015-M13, Class A2
2.71% due 06/25/2025 VRS(1)	515,000	528,568
Series 2014-M13, Class A2
3.02% due 08/25/2024 VRS(1)	1,273,000	1,336,724
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO
zero coupon due 05/18/2032(3)(5)	456,707	428,457
Series 2013-15, Class DC
2.00% due 03/25/2033(3)	1,436,911	1,452,066
Series 2011-126, Class EC
2.00% due 04/25/2040(3)	738,141	739,810
Series 2012-38, Class PA
2.00% due 09/25/2041(3)	3,282,036	3,313,585
Series 2013-23, Class KJ
2.25% due 05/25/2042(3)	2,272,921	2,301,108
Series 2012-93, Class ME
2.50% due 01/25/2042(3)	3,386,165	3,490,374
Series 2013-73, Class TD
2.50% due 09/25/2042(3)	1,078,290	1,094,828
Series 2016-M1, Class A2
2.94% due 01/25/2026 VRS(1)	1,239,000	1,284,831
Series 2013-100, Class DE
3.00% due 11/25/2030(3)	4,412,137	4,571,318
Series 2012-139, Class LV
3.00% due 02/25/2036(3)	3,590,891	3,673,856
Series 2015-97, Class N
3.00% due 11/25/2045(3)	2,000,000	2,023,941
Series 2011-145, Class PB
3.50% due 01/25/2032(3)	2,500,000	2,714,076
Series 2012-50, Class VB
4.00% due 01/25/2029(3)	1,355,000	1,505,332
Series 2012-47, Class VB
4.00% due 04/25/2031(3)	2,000,000	2,194,162
Series 2004-90, Class GC
4.35% due 11/25/2034(3)	808,060	841,540
Series 2010-117, Class DY
4.50% due 10/25/2025(3)	974,930	1,098,098
Series 2010-134, Class MB
4.50% due 12/25/2040(3)	250,000	295,700
Series 2007-116, Class PB
5.50% due 08/25/2035(3)	126,007	143,544

		50,132,858

Government National Mtg. Assoc. - 4.5%

4.50% due 03/15/2038	53,042	57,562
4.50% due 03/15/2039	12,703	13,829
4.50% due 05/15/2039	346,544	377,134
4.50% due 06/15/2039	318,466	346,357
4.50% due 07/15/2039	446,841	486,612
4.50% due 09/15/2039	7,532	8,200
4.50% due 12/15/2039	188,241	204,434
4.50% due 04/15/2040	187,578	204,197
4.50% due 06/15/2040	576,287	626,663
4.50% due 08/15/2040	75,659	82,268
5.00% due 09/15/2035	2,526	2,827
5.00% due 02/15/2036	117,643	131,930
5.00% due 05/15/2036	6,701	7,390
6.00% due 01/15/2032	18,173	20,806
6.50% due 08/15/2031	58,813	67,471
7.50% due 02/15/2029	5,791	6,037
7.50% due 07/15/2030	403	458
7.50% due 01/15/2031	5,790	6,613
7.50% due 02/15/2031	1,368	1,374

Government National Mtg. Assoc. REMIC(3)
Series 2014-58, Class EP
4.00% due 04/20/2044	432,000	499,897
Series 2004-18, Class Z
4.50% due 03/16/2034	525,777	574,407
Series 2008-6, Class GL
4.50% due 02/20/2038	1,000,000	1,116,505
Series 2005-21, Class Z
5.00% due 03/20/2035	896,093	984,161
Series 2009-91, Class PR
5.00% due 09/20/2038	1,000,000	1,062,400

		6,889,532

Sovereign Agency - 1.2%

Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,000,000	1,870,372

Total U.S. Government Agencies
(cost $84,185,293)		86,651,749

U.S. GOVERNMENT TREASURIES - 28.5%
United States Treasury Bonds - 9.7%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,748,796
2.00% due 01/15/2026 TIPS(6)	2,359,843	2,732,163
3.13% due 02/15/2043	1,000,000	1,111,250
3.75% due 08/15/2041	5,000,000	6,193,360
3.88% due 08/15/2040	2,500,000	3,147,265

		14,932,834

United States Treasury Notes - 18.8%

0.63% due 10/15/2016	5,000,000	5,000,975
0.63% due 05/31/2017	4,000,000	3,994,064
1.75% due 05/15/2023	8,000,000	8,117,816
2.00% due 02/15/2022	5,000,000	5,171,680
2.50% due 08/15/2023	3,000,000	3,202,734
2.63% due 08/15/2020	3,250,000	3,448,429

		28,935,698

Total U.S. Government Treasuries
(cost $41,095,625)		43,868,532

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Sovereign - 1.4%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,233,125)	2,641,000	2,224,097

Total Long-Term Investment Securities
(cost $138,912,100)		144,178,157

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Prime Portfolio 0.49%(7)(8) (cost $121,285)	121,285	121,285

REPURCHASE AGREEMENTS - 6.2%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount $9,554,003 collateralized by $9,665,000 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2019 and having an approximate value of $9,841,493 (cost $9,554,000)	$9,554,000	9,554,000

TOTAL INVESTMENTS
(cost $148,587,385)(9)	99.8%	153,853,442
Other assets less liabilities	0.2	334,913

NET ASSETS	100.0%	$154,188,355

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $3,800,057 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 29, 2016.
(5)	Principal Only
(6)	Principal amount of security is adjusted for inflation.
(7)	At February 29, 2016, the Fund had loaned securities with a total value of $119,047. This was secured by collateral of $121,285, which was received in cash and subsequently invested in short-term investments currently valued at $121,285 as reported in the Portfolio of Investments.
(8)	The rate shown is the 7-day yield as of February 29, 2016.
(9)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Securities

IO - Interest only

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 29, 2016. and, unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$3,397,402	$—	$3,397,402
U.S. Corporate Bonds & Notes	—	7,130,016	—	7,130,016
Foreign Corporate Bonds & Notes	—	906,361	—	906,361
U.S. Government Agencies	—	86,651,749	—	86,651,749
U.S. Government Treasuries	—	43,868,532	—	43,868,532
Foreign Government Obligations	—	2,224,097	—	2,224,097
Short-Term Investment Securities	121,285	—	—	121,285
Repurchase Agreements	—	9,554,000	—	9,554,000

Total Investments at Value	$121,285	$153,732,157	$—	$153,853,442

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.6%
Aerospace/Defense - 3.6%

Boeing Co.#	121,386	$14,345,398
General Dynamics Corp.	5,246	714,872
Lockheed Martin Corp.	71,447	15,417,548
Spirit AeroSystems Holdings, Inc., Class A†	34,529	1,588,334
Thales SA(1)	5,000	397,613

		32,463,765

Aerospace/Defense-Equipment - 0.2%

B/E Aerospace, Inc.	38,226	1,667,418

Airlines - 1.4%

Alaska Air Group, Inc.#	48,270	3,567,153
Delta Air Lines, Inc.	112,791	5,441,038
Hawaiian Holdings, Inc.†	14,619	628,909
JetBlue Airways Corp.†	14,877	327,294
Southwest Airlines Co.	48,191	2,021,613
United Continental Holdings, Inc.†	17,192	984,414

		12,970,421

Apparel Manufacturers - 0.6%

Carter’s, Inc.	51,812	5,265,654

Applications Software - 2.3%

Citrix Systems, Inc.†	6,216	439,161
Intuit, Inc.	17,963	1,735,944
Microsoft Corp.	265,865	13,527,211
Salesforce.com, Inc.†	50,979	3,453,827
ServiceNow, Inc.†#	35,048	1,927,290

		21,083,433

Athletic Footwear - 0.0%

NIKE, Inc., Class B	2,694	165,923

Audio/Video Products - 0.2%

Harman International Industries, Inc.	17,832	1,367,358

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	15,179	781,718

Auto/Truck Parts & Equipment-Original - 0.8%

Delphi Automotive PLC	14,150	943,522
Valeo SA(1)	2,670	369,868
WABCO Holdings, Inc.†#	64,254	6,059,152

		7,372,542

Banks-Commercial - 0.6%

Credicorp, Ltd.	4,677	548,331
Erste Group Bank AG†(1)	36,240	928,239
Hang Seng Bank, Ltd(1)	22,700	383,571
HDFC Bank, Ltd.(1)	48,190	687,637
Intesa Sanpaolo SpA(1)	491,810	1,233,971
Skandinaviska Enskilda Banken AB, Class A(1)	81,290	791,501
Zions Bancorporation	48,258	1,028,861

		5,602,111

Beverages-Non-alcoholic - 3.1%

Coca-Cola Co.	37,882	1,633,851
PepsiCo, Inc.	269,384	26,351,143

		27,984,994

Broadcast Services/Program - 0.2%

Scripps Networks Interactive, Inc., Class A	30,788	1,823,881

Building & Construction Products-Misc. - 0.3%

Fortune Brands Home & Security, Inc.	29,920	1,502,582
Owens Corning	13,141	564,012
USG Corp.†#	51,820	1,103,766

		3,170,360

Building Products-Air & Heating - 0.1%

Lennox International, Inc.	4,330	559,479

Building Products-Cement - 0.2%

CRH PLC(1)	25,970	663,897
Martin Marietta Materials, Inc.	9,550	1,362,021

		2,025,918

Cable/Satellite TV - 2.5%

Comcast Corp., Class A	353,952	20,433,649
Liberty Global PLC, Class A†	28,027	1,032,515
Liberty Global PLC, Class C†	27,617	993,107

		22,459,271

Casino Hotels - 0.3%

Las Vegas Sands Corp.#	54,756	2,643,620

Cellular Telecom - 0.0%

NTT DOCOMO, Inc.(1)	8,000	185,963

Chemicals-Diversified - 2.3%

Dow Chemical Co.	188,586	9,167,165
LyondellBasell Industries NV, Class A	66,350	5,321,934
PPG Industries, Inc.	62,206	6,004,745
Symrise AG(1)	9,290	595,988

		21,089,832

Coatings/Paint - 0.9%

Sherwin-Williams Co.	30,286	8,192,363

Commercial Services - 0.1%

Nutrisystem, Inc.	1,934	39,357
Wirecard AG#(1)	20,590	816,862

		856,219

Commercial Services-Finance - 0.1%

PayPal Holdings, Inc.†	23,038	878,669

Computer Services - 0.8%

Accenture PLC, Class A	5,616	563,060
Cognizant Technology Solutions Corp., Class A†	67,832	3,865,068
International Business Machines Corp.	21,435	2,808,628

		7,236,756

Computers - 4.6%

Apple, Inc.	437,351	42,287,468

Computers-Memory Devices - 0.3%

EMC Corp.	65,378	1,708,327
Western Digital Corp.#	32,781	1,426,957

		3,135,284

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co., Class A†	2,593	35,083
Clorox Co.	8,276	1,046,252

		1,081,335

Cosmetics & Toiletries - 1.3%

Estee Lauder Cos., Inc., Class A#	83,944	7,666,605
Procter & Gamble Co.	53,320	4,281,063

		11,947,668

Data Processing/Management - 0.9%

CSG Systems International, Inc.	19,455	738,512
Fiserv, Inc.†	75,342	7,204,955
Jack Henry & Associates, Inc.	5,517	453,718

		8,397,185

Diagnostic Equipment - 0.1%

Thermo Fisher Scientific, Inc.	7,922	1,023,443

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA(1)	16,125	1,363,891

Disposable Medical Products - 0.7%

C.R. Bard, Inc.	30,993	5,962,433

Distribution/Wholesale - 0.1%

HD Supply Holdings, Inc.†	21,270	591,093

Diversified Banking Institutions - 0.1%

Royal Bank of Scotland Group PLC†(1)	314,817	978,654

Diversified Financial Services - 0.1%

Julius Baer Group, Ltd.(1)	14,830	590,447

Diversified Manufacturing Operations - 2.0%

3M Co.	79,982	12,546,777
Carlisle Cos., Inc.	18,400	1,658,944
Ingersoll-Rand PLC	14,438	802,175
Parker-Hannifin Corp.	35,110	3,553,132

		18,561,028

E-Commerce/Products - 2.9%

Alibaba Group Holding, Ltd. ADR†	8,020	551,856
Amazon.com, Inc.†	43,480	24,023,570
eBay, Inc.†	84,071	2,000,890

		26,576,316

E-Commerce/Services - 1.3%

Expedia, Inc.	76,561	7,970,765
TripAdvisor, Inc.†#	58,838	3,683,259

		11,654,024

E-Services/Consulting - 0.2%

CDW Corp.	56,480	2,235,478

Electric Products-Misc. - 0.1%

Nidec Corp.#(1)	7,200	480,127

Electronic Components-Misc. - 0.1%

Gentex Corp.	83,096	1,209,878
ZAGG, Inc.†	12,233	127,468

		1,337,346

Electronic Components-Semiconductors - 1.2%

Broadcom, Ltd.	1,906	255,347
Intel Corp.	33,100	979,429
Microsemi Corp.†	4,590	158,952
Skyworks Solutions, Inc.	29,748	1,976,755
Xilinx, Inc.	152,825	7,216,396

		10,586,879

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	91,013	1,961,330

Electronic Forms - 1.1%

Adobe Systems, Inc.†	114,652	9,762,618

Electronic Security Devices - 0.1%

Allegion PLC	7,760	488,880

Enterprise Software/Service - 1.3%

Oracle Corp.	314,640	11,572,459

Entertainment Software - 0.5%

Electronic Arts, Inc.†	64,011	4,112,067

Finance-Consumer Loans - 0.1%

LendingClub Corp.†#	74,690	652,044

Finance-Credit Card - 3.6%

Alliance Data Systems Corp.†	4,299	903,349
MasterCard, Inc., Class A	14,860	1,291,631
Visa, Inc., Class A#	417,789	30,243,746

		32,438,726

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	27,590	691,129
Interactive Brokers Group, Inc., Class A#	17,810	608,568
Moelis & Co.#	2,235	55,249

		1,354,946

Finance-Leasing Companies - 0.1%

ORIX Corp.(1)	68,300	888,434

Finance-Mortgage Loan/Banker - 0.0%

CoreLogic, Inc.†	8,633	298,615

Finance-Other Services - 0.2%

Intercontinental Exchange, Inc.	5,718	1,363,514
MarketAxess Holdings, Inc.	1,952	231,234

		1,594,748

Financial Guarantee Insurance - 0.1%

MGIC Investment Corp.†	97,950	669,978

Firearms & Ammunition - 0.2%

Smith & Wesson Holding Corp.†	56,791	1,440,220

Food-Catering - 0.0%

Sodexo SA(1)	2,090	211,120

Food-Dairy Products - 0.2%

Dean Foods Co.#	22,399	432,077
WhiteWave Foods Co.†	26,993	1,045,169

		1,477,246

Food-Flour & Grain - 0.0%

Seaboard Corp.†	15	43,875

Food-Meat Products - 0.3%

Hormel Foods Corp.	15,106	642,156
Tyson Foods, Inc., Class A	28,251	1,829,252

		2,471,408

Food-Misc./Diversified - 0.6%

Cal-Maine Foods, Inc.#	31,279	1,669,673
General Mills, Inc.	35,144	2,068,225
Ingredion, Inc.	9,288	940,131
Mondelez International, Inc., Class A	30,166	1,222,628

		5,900,657

Food-Retail - 1.2%

Carrefour SA(1)	46,400	1,225,300

Jeronimo Martins SGPS SA#(1)	43,370	611,134
Kroger Co.	202,955	8,099,934
Seven & i Holdings Co., Ltd.#(1)	21,500	852,625
Tesco PLC†(1)	208,970	523,208

		11,312,201

Footwear & Related Apparel - 0.0%

Skechers U.S.A., Inc., Class A†	10,830	356,524

Hotels/Motels - 0.3%

Accor SA(1)	28,027	1,184,958
Diamond Resorts International, Inc.†	22,436	488,881
Whitbread PLC(1)	11,870	643,010

		2,316,849

Human Resources - 0.2%

Adecco SA(1)	12,212	707,030
Capita PLC(1)	53,776	744,272

		1,451,302

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	15,541	2,058,716

Instruments-Controls - 0.3%

Honeywell International, Inc.	30,036	3,044,149

Instruments-Scientific - 0.2%

Waters Corp.†	16,767	2,017,238

Insurance-Life/Health - 1.2%

Aflac, Inc.	156,178	9,295,715
AIA Group, Ltd.(1)	330,600	1,676,957
Prudential PLC(1)	23,290	402,085

		11,374,757

Insurance-Property/Casualty - 0.1%

Admiral Group PLC(1)	31,090	745,333
Heritage Insurance Holdings, Inc.	6,278	122,547
Universal Insurance Holdings, Inc.#	21,335	416,459

		1,284,339

Insurance-Reinsurance - 0.1%

Essent Group, Ltd.†	48,495	933,529

Internet Application Software - 0.5%

Splunk, Inc.†#	84,511	3,684,680
Tencent Holdings, Ltd.(1)	72,000	1,312,011

		4,996,691

Internet Content-Entertainment - 3.5%

Facebook, Inc., Class A†	286,877	30,672,889
Pandora Media, Inc.†#	140,987	1,440,887

		32,113,776

Internet Content-Information/News - 0.3%

LinkedIn Corp., Class A†	24,029	2,815,959

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	352	33,852

Internet Security - 0.7%

Symantec Corp.	313,392	6,051,600

Investment Management/Advisor Services - 0.1%

Federated Investors, Inc., Class B	33,343	872,586
NorthStar Asset Management Group, Inc.	3,552	38,824

		911,410

Machinery-General Industrial - 0.7%

Wabtec Corp.#	87,990	6,212,094

Medical Information Systems - 0.5%

Cerner Corp.†	90,362	4,613,884

Medical Instruments - 1.0%

Boston Scientific Corp.†	40,210	682,766
Edwards Lifesciences Corp.†	55,525	4,830,675
Intuitive Surgical, Inc.†	4,929	2,775,323
St. Jude Medical, Inc.	11,128	597,462

		8,886,226

Medical Products - 0.7%

Baxter International, Inc.	6,719	265,468
Becton Dickinson and Co.	12,240	1,804,788
Cooper Cos., Inc.#	32,115	4,591,160

		6,661,416

Medical-Biomedical/Gene - 5.9%

Alexion Pharmaceuticals, Inc.†	28,138	3,961,830
Amgen, Inc.	75,733	10,775,291
Biogen, Inc.†	44,564	11,560,793
Celgene Corp.†	39,667	3,999,624
Gilead Sciences, Inc.	176,869	15,431,820
Illumina, Inc.†	10,184	1,530,044
Incyte Corp.†	29,047	2,134,955
Regeneron Pharmaceuticals, Inc.†	10,172	3,906,251
Vertex Pharmaceuticals, Inc.†	7,740	661,693

		53,962,301

Medical-Drugs - 4.6%

AbbVie, Inc.	59,227	3,234,386
Allergan PLC†	17,956	5,209,215
Bristol-Myers Squibb Co.	206,643	12,797,401
Eli Lilly & Co.	12,447	896,184
Jazz Pharmaceuticals PLC†	12,236	1,487,653
Johnson & Johnson	44,043	4,633,764
Mallinckrodt PLC†	804	52,284
Merck & Co., Inc.	35,943	1,804,698
Pfizer, Inc.	150,259	4,458,185
Roche Holding AG(1)	8,801	2,254,282
Shire PLC(1)	27,900	1,455,863
UCB SA(1)	7,630	562,368
Zoetis, Inc.	66,916	2,747,571

		41,593,854

Medical-Generic Drugs - 1.3%

Mylan NV†#	6,867	309,496
Perrigo Co. PLC#	54,156	6,837,195
Teva Pharmaceutical Industries, Ltd. ADR	87,719	4,877,176

		12,023,867

Medical-HMO - 0.2%

Aetna, Inc.	9,140	992,878
Cigna Corp.	1,642	229,240
UnitedHealth Group, Inc.	3,643	433,881

		1,655,999

Medical-Wholesale Drug Distribution - 1.1%

AmerisourceBergen Corp.	19,897	1,723,478
Cardinal Health, Inc.	105,160	8,591,572

		10,315,050

Multimedia - 2.1%

Time Warner, Inc.	20,208	1,337,770
Viacom, Inc., Class B	45,466	1,675,422
Walt Disney Co.	168,223	16,068,661

		19,081,853

Networking Products - 0.1%

Cisco Systems, Inc.	48,640	1,273,395

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	40,331	730,798

Office Furnishings-Original - 0.0%

Interface, Inc.	8,283	131,700

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	14,822	965,209

Oil Companies-Exploration & Production - 0.8%

Concho Resources, Inc.†#	49,155	4,435,747
EOG Resources, Inc.	19,730	1,277,320
EQT Corp.	20,090	1,119,817

		6,832,884

Oil Companies-Integrated - 0.1%

TOTAL SA(1)	21,494	963,027

Oil Refining & Marketing - 0.0%

Par Pacific Holdings, Inc.†	1,735	34,179

Oil-Field Services - 0.6%

Halliburton Co.	140,225	4,526,463
Schlumberger, Ltd.	8,571	614,712

		5,141,175

Pharmacy Services - 1.0%

Express Scripts Holding Co.†#	134,536	9,468,644

Poultry - 0.1%

Pilgrim’s Pride Corp.†#	30,987	757,632

Racetracks - 0.1%

Churchill Downs, Inc.	8,239	1,117,373

Radio - 0.5%

Sirius XM Holdings, Inc.†#	1,143,974	4,255,583

Real Estate Investment Trusts - 1.4%

American Tower Corp.	12,584	1,160,245
Equinix, Inc.	4,755	1,444,046
Lamar Advertising Co., Class A	30,744	1,756,405
Public Storage	2,750	686,097
Ryman Hospitality Properties, Inc.	8,659	414,506
Simon Property Group, Inc.	36,382	6,902,757

		12,364,056

Real Estate Management/Services - 0.1%

Realogy Holdings Corp.†	37,775	1,207,667

Rental Auto/Equipment - 0.1%

Ashtead Group PLC(1)	46,128	586,169

Retail-Apparel/Shoe - 1.1%

American Eagle Outfitters, Inc.	2,596	39,615
Coach, Inc.	58,393	2,273,823
Foot Locker, Inc.	12,491	780,688
Ross Stores, Inc.	123,709	6,801,521
Urban Outfitters, Inc.†	1,686	44,662

		9,940,309

Retail-Arts & Crafts - 0.0%

Michaels Cos., Inc.†	6,586	153,454

Retail-Auto Parts - 1.8%

O’Reilly Automotive, Inc.†	62,890	16,371,525

Retail-Building Products - 0.4%

Home Depot, Inc.	28,705	3,562,865
Lowe’s Cos., Inc.	5,802	391,809

		3,954,674

Retail-Catalog Shopping - 0.2%

Liberty Interactive Corp. QVC Group, Class A†	63,050	1,600,209

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	3,905	412,251

Retail-Discount - 1.5%

Dollar Tree, Inc.†#	149,637	12,008,369
Target Corp.#	23,039	1,807,410

		13,815,779

Retail-Drug Store - 0.5%

CVS Health Corp.	26,845	2,608,529
Walgreens Boots Alliance, Inc.	20,227	1,596,719

		4,205,248

Retail-Gardening Products - 0.1%

Tractor Supply Co.	15,297	1,293,667

Retail-Jewelry - 0.5%

Pandora A/S(1)	11,710	1,475,659
Signet Jewelers, Ltd.	10,450	1,132,780
Tiffany & Co.	23,829	1,548,409

		4,156,848

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	47,001	2,449,222

Retail-Major Department Stores - 1.3%

Kering(1)	2,580	448,212
TJX Cos., Inc.	158,277	11,728,326

		12,176,538

Retail-Perfume & Cosmetics - 0.1%

Ulta Salon Cosmetics & Fragrance, Inc.†	8,170	1,349,602

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	5,316	87,714

Retail-Restaurants - 0.9%

Bloomin’ Brands, Inc.	83,328	1,440,741
Bob Evans Farms, Inc.#	8,045	345,211
Brinker International, Inc.	31,188	1,553,162
Chipotle Mexican Grill, Inc.†	1,170	595,717
Darden Restaurants, Inc.	25,057	1,600,641
McDonald’s Corp.	10,124	1,186,432
Papa Murphy’s Holdings, Inc.†#	9,477	102,636
Starbucks Corp.	17,105	995,682

Yum! Brands, Inc.	533	38,627

		7,858,849

Retail-Video Rentals - 0.0%

Outerwall, Inc.#	10,828	337,725

Schools - 0.0%

Strayer Education, Inc.†	175	7,898

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	15,888	841,905
Maxim Integrated Products, Inc.	148,961	5,043,819
QUALCOMM, Inc.	24,111	1,224,598

		7,110,322

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	96,424	1,819,521

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.	4,894	641,408

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.#	56,843	5,159,071

Software Tools - 0.1%

VMware, Inc., Class A†#	20,347	1,027,320

Telephone-Integrated - 0.7%

AT&T, Inc.	29,681	1,096,713
Verizon Communications, Inc.	101,188	5,133,267

		6,229,980

Television - 0.3%

AMC Networks, Inc., Class A†	7,564	495,744
CBS Corp., Class B	42,500	2,056,150
Mediaset SpA(1)	143,380	508,705

		3,060,599

Theaters - 0.0%

AMC Entertainment Holdings, Inc., Class A	8,238	197,959

Tobacco - 1.8%

Altria Group, Inc.	185,389	11,414,401
Philip Morris International, Inc.	51,643	4,701,062

		16,115,463

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	10,565	993,216

Transport-Rail - 0.8%

Union Pacific Corp.	86,681	6,835,664

Transport-Services - 0.4%

FedEx Corp.	3,763	515,079
United Parcel Service, Inc., Class B	29,381	2,836,736

		3,351,815

Veterinary Diagnostics - 0.3%

VCA, Inc.†	56,330	2,874,520

Vitamins & Nutrition Products - 0.4%

Herbalife, Ltd.†#	25,934	1,419,886
Mead Johnson Nutrition Co.	34,176	2,520,822

		3,940,708

Water - 0.1%

Veolia Environnement SA(1)	30,770	697,124

Web Portals/ISP - 5.3%

Alphabet, Inc., Class A†	64,826	46,494,503
Alphabet, Inc., Class C†	2,827	1,972,596

		48,467,099

Wireless Equipment - 0.1%

GN Store Nord A/S(1)	29,759	595,511

X-Ray Equipment - 0.1%

Hologic, Inc.†	35,529	1,230,369

Total Common Stocks
(cost $869,503,423)		898,405,246

EXCHANGE-TRADED FUNDS - 0.6%

iShares Russell 1000 Growth ETF (cost $5,404,944)	60,809	5,705,709

Total Long-Term Investment Securities
(cost $874,908,367)		904,110,955

SHORT-TERM INVESTMENT SECURITIES - 10.5%
Registered Investment Companies - 9.5%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(3)	86,789,082	86,789,082

Time Deposits - 1.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$8,864,000	8,864,000

Total Short-Term Investment Securities
(cost $95,653,082)		95,653,082

TOTAL INVESTMENTS
(cost $970,561,428)(4)	109.7%	999,764,037
Liabilities in excess of other assets	(9.7)	(88,748,600)

NET ASSETS	100.0%	$911,015,437

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $31,742,626 representing 3.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $104,664,996. This was secured by collateral of $86,789,082, which was received in cash and subsequently invested in short-term investments currently valued at $86,789,082 as reported in the Portfolio of Investments. Additional collateral of $20,820,693 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
Federal Home Loan Mtg. Corp.	1.96% to 4.00%	11/07/2022 to 06/15/2044	$4,439,288
Federal National Mtg. Assoc.	2.00% to 5.50%	01/01/2025 to 02/25/2044	6,015,970
Government National Mtg. Assoc.	2.65%	05/16/2048 to 05/16/2048	3,125
United States Treasury Bills	0.00%	03/17/2016 to 01/05/2017	626,138
United States Treasury Notes/Bonds	0.00% to 8.88%	04/15/2016 to 05/15/2045	9,736,172

(3)	The rate shown is the 7-day yield as of February 29, 2016.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$866,662,620	$31,742,626	**	$—	$898,405,246
Exchange-Traded Funds	5,705,709				5,705,709
Short-Term Investment Securities:
Registered Investment Companies	86,789,082	—		—	86,789,082
Time Deposits	—	8,864,000		—	8,864,000

Total Investments at Value	$959,157,411	$40,606,626		$—	$999,764,037

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Aerospace/Defense - 0.4%

Northrop Grumman Corp.	1,919	$368,870

Aerospace/Defense-Equipment - 1.1%

United Technologies Corp.	12,298	1,188,233

Agricultural Chemicals - 0.4%

Monsanto Co.	564	50,754
Mosaic Co.	14,103	375,845

		426,599

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	2,334	81,597

Airlines - 0.8%

Delta Air Lines, Inc.	6,290	303,430
United Continental Holdings, Inc.†	10,012	573,287

		876,717

Apparel Manufacturers - 0.7%

Ralph Lauren Corp.	2,183	198,129
VF Corp.	8,239	536,441

		734,570

Applications Software - 3.0%

Microsoft Corp.	61,186	3,113,144

Audio/Video Products - 0.3%

Harman International Industries, Inc.	3,751	287,627

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	23,532	294,385
General Motors Co.	3,814	112,284

		406,669

Auto-Heavy Duty Trucks - 0.5%

PACCAR, Inc.	11,192	576,388

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc.	1,465	53,414
Magna International, Inc.	1,191	46,270

		99,684

Banks-Commercial - 0.2%

BB&T Corp.	2,474	79,564
SVB Financial Group†	926	82,275

		161,839

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp.	2,650	93,784
State Street Corp.	6,417	351,523

		445,307

Banks-Super Regional - 2.4%

Capital One Financial Corp.	2,890	189,960
Comerica, Inc.	3,047	102,928
Fifth Third Bancorp	4,631	70,669
KeyCorp	15,100	159,305
Wells Fargo & Co.	42,909	2,013,290

		2,536,152

Beverages-Non-alcoholic - 2.2%

Coca-Cola Co.	15,321	660,795
Dr Pepper Snapple Group, Inc.	1,147	104,985
PepsiCo, Inc.	15,485	1,514,742

		2,280,522

Beverages-Wine/Spirits - 0.4%

Constellation Brands, Inc., Class A	3,052	431,644

Brewery - 0.8%

Boston Beer Co., Inc., Class A†#	839	157,824
Molson Coors Brewing Co., Class B	7,559	644,556

		802,380

Building Products-Cement - 0.2%

Martin Marietta Materials, Inc.	1,337	190,683

Building Products-Wood - 0.3%

Masco Corp.	12,091	340,966

Building-Residential/Commercial - 0.5%

D.R. Horton, Inc.	8,886	237,434
PulteGroup, Inc.	13,150	226,048
Toll Brothers, Inc.†	3,269	89,734

		553,216

Cable/Satellite TV - 2.3%

Charter Communications, Inc., Class A†#	2,686	482,298
Comcast Corp., Class A	23,767	1,372,069
DISH Network Corp., Class A†	6,244	294,280
Time Warner Cable, Inc.	1,435	273,884

		2,422,531

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	2,626	97,425

Chemicals-Diversified - 1.5%

Axiall Corp.	3,555	70,744
Dow Chemical Co.	11,438	556,001
E.I. du Pont de Nemours & Co.	10,262	624,648
Eastman Chemical Co.	4,419	283,479

		1,534,872

Commercial Services-Finance - 0.4%

Automatic Data Processing, Inc.	740	62,671
Equifax, Inc.	1,822	191,091
Global Payments, Inc.	884	53,880
Vantiv, Inc., Class A†	2,265	117,870

		425,512

Computer Services - 2.1%

Accenture PLC, Class A	13,842	1,387,799
Cognizant Technology Solutions Corp., Class A†	11,061	630,255
Hewlett Packard Enterprise Co.	14,203	188,474

		2,206,528

Computers - 3.5%

Apple, Inc.	35,374	3,420,312
HP, Inc.	27,498	293,954

		3,714,266

Consumer Products-Misc. - 0.9%

Kimberly-Clark Corp.	7,183	935,945

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†	7,389	346,175

Containers-Paper/Plastic - 0.3%

Sealed Air Corp.	1,253	57,300
WestRock Co.	6,225	210,218

		267,518

Cosmetics & Toiletries - 1.3%

Estee Lauder Cos., Inc., Class A	1,347	123,022
Procter & Gamble Co.	14,881	1,194,795

		1,317,817

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd.	6,632	493,222

Data Processing/Management - 0.4%

Fidelity National Information Services, Inc.	7,739	450,797

Diagnostic Equipment - 1.2%

Abbott Laboratories	18,386	712,274
Danaher Corp.	1,875	167,381
Thermo Fisher Scientific, Inc.	2,780	359,148

		1,238,803

Diversified Banking Institutions - 3.4%

Bank of America Corp.	101,885	1,275,600
Citigroup, Inc.	33,895	1,316,821
Goldman Sachs Group, Inc.	2,061	308,181
Morgan Stanley	28,981	715,831

		3,616,433

Diversified Manufacturing Operations - 1.9%

Eaton Corp. PLC	12,632	716,361
General Electric Co.	32,531	947,953
Ingersoll-Rand PLC	2,541	141,178
Parker-Hannifin Corp.	1,063	107,576
Pentair PLC	1,109	52,910
Textron, Inc.	1,540	52,591

		2,018,569

E-Commerce/Products - 1.3%

Amazon.com, Inc.†	2,519	1,391,798

Electric-Distribution - 0.6%

PPL Corp.	17,982	629,190

Electric-Integrated - 2.6%

American Electric Power Co., Inc.	8,239	508,758
CMS Energy Corp.	3,587	141,902
Edison International	10,714	730,266
NextEra Energy, Inc.	6,115	689,894
Public Service Enterprise Group, Inc.	43	1,835
Xcel Energy, Inc.	16,996	672,022

		2,744,677

Electronic Components-Misc. - 0.1%

Corning, Inc.	4,857	88,883

Electronic Components-Semiconductors - 1.9%

Broadcom, Ltd.	8,614	1,154,018
Qorvo, Inc.†	1,171	52,789
Texas Instruments, Inc.	15,574	825,733

		2,032,540

Electronic Connectors - 0.6%

Amphenol Corp., Class A	1,040	55,193
TE Connectivity, Ltd.	10,156	578,079

		633,272

Electronic Forms - 0.9%

Adobe Systems, Inc.†	11,438	973,946

Electronic Security Devices - 0.2%

Allegion PLC	3,922	247,086

Electronics-Military - 0.4%

L-3 Communications Holdings, Inc.	4,004	469,709

Engineering/R&D Services - 0.4%

Fluor Corp.	9,112	419,516

Engines-Internal Combustion - 0.4%

Cummins, Inc.	3,984	388,719

Enterprise Software/Service - 0.2%

Oracle Corp.	5,350	196,773

Finance-Consumer Loans - 0.2%

Synchrony Financial†	9,678	260,822

Finance-Credit Card - 1.3%

Discover Financial Services	5,930	275,271
MasterCard, Inc., Class A	1,143	99,350
Visa, Inc., Class A	14,114	1,021,712

		1,396,333

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.	17,442	436,922
TD Ameritrade Holding Corp.	4,894	139,871

		576,793

Finance-Other Services - 0.4%

Intercontinental Exchange, Inc.	1,956	466,428

Food-Confectionery - 0.4%

Hershey Co.	4,367	396,917

Food-Misc./Diversified - 0.9%

Mondelez International, Inc., Class A	24,579	996,187

Food-Retail - 0.2%

Kroger Co.	5,675	226,489

Gas-Distribution - 0.1%

UGI Corp.	1,684	62,241

Gold Mining - 0.1%

Newmont Mining Corp.	3,044	78,626

Instruments-Controls - 1.1%

Honeywell International, Inc.	11,047	1,119,613

Insurance Brokers - 0.1%

Arthur J. Gallagher & Co.	3,871	154,259

Insurance-Life/Health - 0.2%

Lincoln National Corp.	1,481	54,101
Prudential Financial, Inc.	2,203	145,596

		199,697

Insurance-Multi-line - 2.3%

Chubb, Ltd.	9,246	1,068,190
MetLife, Inc.	20,385	806,431
Voya Financial, Inc.	1,850	54,316
XL Group PLC	12,955	445,393

		2,374,330

Insurance-Reinsurance - 1.4%

Berkshire Hathaway, Inc., Class B†	10,658	1,429,984

Internet Content-Entertainment - 1.9%

Facebook, Inc., Class A†	18,554	1,983,794

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	939	78,829
BlackRock, Inc.	1,230	383,711
Invesco, Ltd.	16,891	451,665

		914,205

Machinery-Construction & Mining - 0.0%

Caterpillar, Inc.#	756	51,181

Machinery-Farming - 0.1%

Deere & Co.#	1,464	117,383

Medical Instruments - 0.6%

Boston Scientific Corp.†	36,574	621,026

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	1,111	73,915

Medical Products - 0.3%

Stryker Corp.	2,812	280,863

Medical-Biomedical/Gene - 3.6%

Alexion Pharmaceuticals, Inc.†	2,364	332,851
Biogen, Inc.†	3,016	782,411
BioMarin Pharmaceutical, Inc.†	1,526	124,934

Celgene Corp.†	9,709	978,958
Gilead Sciences, Inc.	11,199	977,113
Illumina, Inc.†	1,947	292,517
Regeneron Pharmaceuticals, Inc.†	108	41,474
Vertex Pharmaceuticals, Inc.†	3,042	260,061

		3,790,319

Medical-Drugs - 6.0%

Allergan PLC†	3,780	1,096,616
Bristol-Myers Squibb Co.	21,450	1,328,399
Eli Lilly & Co.	14,346	1,032,912
Johnson & Johnson	10,478	1,102,390
Merck & Co., Inc.	6,910	346,951
Pfizer, Inc.	45,273	1,343,250
Valeant Pharmaceuticals International, Inc.†	1,469	96,660

		6,347,178

Medical-Generic Drugs - 0.1%

Mylan NV†#	2,408	108,529

Medical-HMO - 2.4%

Aetna, Inc.	5,649	613,651
Cigna Corp.	1,604	223,934
Humana, Inc.	3,214	568,782
UnitedHealth Group, Inc.	9,665	1,151,101

		2,557,468

Medical-Hospitals - 0.1%

HCA Holdings, Inc.†	854	59,105

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	6,185	962,510

Multimedia - 2.0%

Time Warner, Inc.	16,994	1,125,003
Twenty-First Century Fox, Inc., Class A	37,211	1,005,441

		2,130,444

Networking Products - 0.7%

Cisco Systems, Inc.	26,240	686,963

Oil Companies-Exploration & Production - 2.2%

Cabot Oil & Gas Corp.	13,199	265,696
California Resources Corp.	1,072	603
ConocoPhillips	3,477	117,627
Diamondback Energy, Inc.†	680	48,450
Energen Corp.	1,214	32,147
EOG Resources, Inc.	5,683	367,917
EQT Corp.	3,904	217,609
Hess Corp.	1,229	53,584
Occidental Petroleum Corp.	11,249	774,156
Pioneer Natural Resources Co.	3,729	449,456

		2,327,245

Oil Companies-Integrated - 2.7%

Chevron Corp.	14,658	1,223,063
Exxon Mobil Corp.	20,617	1,652,453

		2,875,516

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	2,561	74,960

Oil Refining & Marketing - 0.5%

Marathon Petroleum Corp.	3,408	116,724
Phillips 66	444	35,249
Valero Energy Corp.	5,796	348,224

		500,197

Oil-Field Services - 0.7%

Baker Hughes, Inc.	3,268	140,099
Halliburton Co.	8,609	277,899
Schlumberger, Ltd.	3,911	280,497

		698,495

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	3,794	267,022

Pipelines - 0.4%

Columbia Pipeline Group, Inc.	14,907	270,562
Kinder Morgan, Inc.	5,797	104,868

		375,430

Real Estate Investment Trusts - 2.6%

American Tower Corp.	2,634	242,855
Apartment Investment & Management Co., Class A	1,334	48,838
AvalonBay Communities, Inc.	2,586	443,861
Boston Properties, Inc.	1,775	202,598
DiamondRock Hospitality Co.	9,237	82,209
Equinix, Inc.	733	222,605
Essex Property Trust, Inc.	511	106,942
General Growth Properties, Inc.	8,680	238,874
Kimco Realty Corp.	6,064	162,212
LaSalle Hotel Properties	4,362	106,215
Liberty Property Trust	4,506	130,133
Prologis, Inc.	8,748	336,448
Public Storage	323	80,585
Simon Property Group, Inc.	637	120,858
SL Green Realty Corp.	1,646	145,144
Vornado Realty Trust	1,139	98,364

		2,768,741

Retail-Apparel/Shoe - 0.1%

lululemon athletica, Inc.†#	649	40,712
PVH Corp.	521	41,237
Ross Stores, Inc.	1,069	58,773

		140,722

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc.†	532	138,490

Retail-Automobile - 0.1%

AutoNation, Inc.†	1,768	90,999

Retail-Building Products - 2.4%

Home Depot, Inc.	11,900	1,477,028
Lowe’s Cos., Inc.	15,590	1,052,793

		2,529,821

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	6,814	220,705

Retail-Discount - 1.6%

Costco Wholesale Corp.	4,662	699,440
Dollar General Corp.	6,627	492,055
Target Corp.	5,800	455,010
Wal-Mart Stores, Inc.	259	17,182

		1,663,687

Retail-Drug Store - 0.0%

CVS Health Corp.	263	25,556

Retail-Jewelry - 0.1%

Tiffany & Co.	2,070	134,509

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	10,584	784,274

Retail-Restaurants - 0.8%

Chipotle Mexican Grill, Inc.†	113	57,535
Dunkin’ Brands Group, Inc.#	1,127	52,496
Starbucks Corp.	10,178	592,461
Yum! Brands, Inc.	1,218	88,269

		790,761

Semiconductor Components-Integrated Circuits - 0.3%

Analog Devices, Inc.	3	159
Marvell Technology Group, Ltd.	7,751	74,022
NXP Semiconductors NV†	1,841	131,153
QUALCOMM, Inc.	1,801	91,473

		296,807

Semiconductor Equipment - 0.8%

KLA-Tencor Corp.	1,069	72,414
Lam Research Corp.	11,172	818,908

		891,322

Steel-Producers - 0.0%

United States Steel Corp.#	3,849	35,103

Telephone-Integrated - 1.6%

AT&T, Inc.	33,314	1,230,952
Verizon Communications, Inc.	10,008	507,706

		1,738,658

Television - 0.3%

CBS Corp., Class B	6,962	336,821

Tobacco - 1.2%

Philip Morris International, Inc.	13,631	1,240,830

Tools-Hand Held - 0.5%

Snap-on, Inc.	390	56,421
Stanley Black & Decker, Inc.	4,777	449,086

		505,507

Transport-Rail - 1.4%

Canadian Pacific Railway, Ltd.	2,709	328,304
CSX Corp.	5,927	143,078
Union Pacific Corp.	12,919	1,018,792

		1,490,174

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	492	36,290

Water - 0.1%

American Water Works Co., Inc.	969	62,811

Web Portals/ISP - 2.8%

Alphabet, Inc., Class A†	2,076	1,488,949
Alphabet, Inc., Class C†	2,169	1,513,463

		3,002,412

Total Long-Term Investment Securities
(cost $98,965,018)		103,672,796

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Registered Investment Companies - 0.8%

State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	870,770	870,770

Time Deposits - 1.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$1,444,000	1,444,000

Total Short-Term Investment Securities
(cost $2,314,770)		2,314,770

TOTAL INVESTMENTS
(cost $101,279,788)(3)	100.6%	105,987,566
Liabilities in excess of other assets	(0.6)	(614,636)

NET ASSETS	100.0%	$105,372,930

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $1,045,526. This was secured by collateral of $870,770, which was received in cash and subsequently invested in short-term investments currently valued at $870,770 as reported in the Portfolio of Investments. Additional collateral of $202,038 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	04/07/2016	$1,965
United States Treasury Notes/Bonds	0.13% to 8.75%	06/30/2016 to 11/15/2044	200,073

(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)

16	Long	S&P 500 E-Mini Index	March 2016	$1,555,807	$1,543,600	$(12,207)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$103,672,796	$—	$—	$103,672,796
Short-Term Investment Securities:
Registered Investment Companies	870,770	—	—	870,770
Time Deposits	—	1,444,000	—	1,444,000

Total Investments at Value	$104,543,566	$1,444,000	$—	$105,987,566

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$12,207	$—	$—	$12,207

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.2%
Consulting Services - 0.2%

Advisory Board Co.†	59,700	$1,760,553

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	25,600	1,690,368

Diagnostic Equipment - 3.1%

GenMark Diagnostics, Inc.†#	60,500	299,475
Oxford Immunotec Global PLC†#	21,000	201,390
Thermo Fisher Scientific, Inc.	178,600	23,073,334

		23,574,199

Dialysis Centers - 1.9%

DaVita HealthCare Partners, Inc.†	191,200	12,613,464
Fresenius SE & Co. KGaA(1)	27,398	1,809,055

		14,422,519

Drug Delivery Systems - 0.6%

Catalent, Inc.†	138,400	3,358,968
DexCom, Inc.†	21,800	1,418,308

		4,777,276

Electronic Measurement Instruments - 1.4%

Agilent Technologies, Inc.	285,200	10,652,220

Heart Monitors - 0.0%

HeartWare International, Inc.†	300	9,588

Human Resources - 0.3%

Team Health Holdings, Inc.†	44,600	1,987,822

Instruments-Controls - 0.3%

Mettler-Toledo International, Inc.†	7,600	2,393,316

Instruments-Scientific - 0.6%

FEI Co.	59,200	4,809,408

Insurance-Property/Casualty - 0.3%

ProAssurance Corp.	38,700	1,908,297

Medical Imaging Systems - 0.0%

Lantheus Holdings, Inc.†	145,300	308,036

Medical Information Systems - 0.7%

athenahealth, Inc.†#	44,400	5,730,708

Medical Instruments - 3.6%

Bruker Corp.	95,600	2,483,688
Intuitive Surgical, Inc.†	23,360	13,153,082
Medtronic PLC	154,021	11,919,685

		27,556,455

Medical Products - 7.3%

Advanced Accelerator Applications SA ADR†#	15,233	507,868
Advanced Accelerator Applications SA†(2)(3)(7)	72,378	1,146,214
Becton Dickinson and Co.	144,300	21,277,035
Cooper Cos., Inc.	31,300	4,474,648
Henry Schein, Inc.†	40,100	6,634,545
Medgenics, Inc.†#	39,000	161,070
Novocure, Ltd.†(2)(3)(7)	48,279	536,163
Novocure, Ltd.†	17,600	205,744
Sirona Dental Systems, Inc.†	43,300	4,788,704
Stryker Corp.	82,500	8,240,100
Teleflex, Inc.	15,300	2,185,146
West Pharmaceutical Services, Inc.	58,100	3,603,362
Wright Medical Group NV†	165,881	2,834,907
Wright Medical Group NV CVR†#	7,700	9,625

		56,605,131

Medical-Biomedical/Gene - 20.3%

Acceleron Pharma, Inc.†	63,700	1,614,158
Acerta Pharma B.V., Class A (entitlement shares)†(2)(3)(8)	854,366	806,436
Acerta Pharma B.V., Class B CVR†(2)(3)(8)	9,771,120	581,382
Achillion Pharmaceuticals, Inc.†	141,900	1,048,641
Advaxis, Inc.†#	7,925	43,271
Alexion Pharmaceuticals, Inc.†	223,485	31,466,688
Ardelyx, Inc.†	53,200	513,912
Bellicum Pharmaceuticals, Inc.†#	41,324	372,742
Biogen, Inc.†	43,900	11,388,538
BioMarin Pharmaceutical, Inc.†	105,900	8,670,033
Bluebird Bio, Inc.†#	49,300	2,278,646
Blueprint Medicines Corp.†#	14,900	258,217
Celgene Corp.†	75,980	7,661,063
Editas Medicine, Inc.†#	14,675	424,841
Editas Medicine, Inc.†(2)(3)(7)	21,204	583,163
Exelixis, Inc.†#	700,500	2,549,820
Five Prime Therapeutics, Inc.†	12,000	390,840
Gilead Sciences, Inc.	239,100	20,861,475
Incyte Corp.†	209,000	15,361,500
Insmed, Inc.†#	246,900	3,019,587
Ligand Pharmaceuticals, Inc.†#	11,500	1,061,220
Medivation, Inc.†	22,700	811,979
Momenta Pharmaceuticals, Inc.†	11,100	93,296
Novavax, Inc.†#	624,000	2,720,640
Otonomy, Inc.†	21,600	273,672
Prothena Corp. PLC†	107,887	3,435,122
Puma Biotechnology, Inc.†#	55,524	2,486,365
Regeneron Pharmaceuticals, Inc.†	41,700	16,013,634
REGENXBIO, Inc.†#	9,500	115,235
REGENXBIO, Inc.†(2)(3)(7)	16,965	195,496
Retrophin, Inc.†#	24,900	354,327
Spark Therapeutics, Inc.†#	70,925	2,259,670
Ultragenyx Pharmaceutical, Inc.†	31,492	1,920,697
Vertex Pharmaceuticals, Inc.†	174,594	14,926,041
Zeneca, Inc. CVR†(2)(3)(8)	23,110	14,213

		156,576,560

Medical-Drugs - 23.7%
AbbVie, Inc.	173,077	9,451,735
ACADIA Pharmaceuticals, Inc.†#	169,400	2,923,844
Aimmune Therapeutics, Inc.†#	16,000	256,000
Alkermes PLC†	166,600	5,376,182
Allergan PLC†	177,980	51,633,778
Amicus Therapeutics, Inc.†#	205,900	1,268,344
Astellas Pharma, Inc.#(1)	286,300	4,105,554
Baxalta, Inc.	368,500	14,194,620
BeiGene, Ltd. ADS†#	12,007	351,445
BeiGene, Ltd.†(2)(3)(7)	212,162	453,806
Bristol-Myers Squibb Co.	356,500	22,078,045
Carbylan Therapeutics, Inc.†#	84,500	52,390
Chugai Pharmaceutical Co., Ltd.#(1)	58,700	1,736,285
Clovis Oncology, Inc.†#	43,700	813,694
CoLucid Pharmaceuticals, Inc.†#	31,300	171,524
Eli Lilly & Co.	236,200	17,006,400
Endo International PLC†	46,500	1,944,165
FibroGen, Inc.†	34,900	604,817
Inotek Pharmaceuticals Corp.†#	39,100	266,662
Ironwood Pharmaceuticals, Inc.†#	222,500	2,147,125
Mallinckrodt PLC†	256,744	16,696,062
Natco Pharma, Ltd.(1)	49,005	298,769
Ophthotech Corp.†	43,800	1,972,752

Orexigen Therapeutics, Inc.†#	168,900	119,936
Pacira Pharmaceuticals, Inc.†#	63,800	3,318,238
Shire PLC ADR#	25,900	4,043,249
TESARO, Inc.†#	107,622	4,354,386
TherapeuticsMD, Inc.†#	549,600	3,358,056
Valeant Pharmaceuticals International, Inc.†	152,033	10,003,771
Zoetis, Inc.	44,300	1,818,958

		182,820,592

Medical-Generic Drugs - 1.3%

Avexis, Inc.†(2)(3)(7)	23,936	441,368
Avexis, Inc.†	8,000	155,280
Teva Pharmaceutical Industries, Ltd. ADR	171,800	9,552,080

		10,148,728

Medical-HMO - 19.7%

Aetna, Inc.	271,900	29,536,497
Anthem, Inc.	137,400	17,956,806
Centene Corp.†	134,400	7,655,424
Cigna Corp.	182,000	25,409,020
Humana, Inc.	187,400	33,164,178
UnitedHealth Group, Inc.	273,200	32,538,120
Universal American Corp.	54,500	364,060
WellCare Health Plans, Inc.†	64,400	5,787,628

		152,411,733

Medical-Hospitals - 4.1%

Acadia Healthcare Co., Inc.†	104,480	5,789,237
Adeptus Health, Inc., Class A†#	42,300	2,407,716
HCA Holdings, Inc.†	206,200	14,271,102
Mediclinic International PLC†	25,621	297,819
Universal Health Services, Inc., Class B	82,500	9,105,525

		31,871,399

Medical-Wholesale Drug Distribution - 2.4%
McKesson Corp.	117,100	18,223,102

Pharmacy Services - 0.4%
Diplomat Pharmacy, Inc.†#	80,400	2,863,848
JAND, Inc. (dba Warby Parker), Class A†(2)(3)(8)	33,706	344,540

		3,208,388

Physicians Practice Management - 0.2%
Envision Healthcare Holdings, Inc.†	79,500	1,748,205

Retail-Convenience Store - 0.1%
CP ALL PCL	494,800	600,620

Retail-Drug Store - 2.6%
Raia Drogasil SA	47,000	538,524
Rite Aid Corp.†	1,176,600	9,353,970
Walgreens Boots Alliance, Inc.	127,400	10,056,956

		19,949,450

Therapeutics - 1.6%
Agios Pharmaceuticals, Inc.†#	3,400	130,390
aTyr Pharma, Inc.†#	20,700	92,529
Axovant Sciences, Ltd.†#	30,200	380,822
Dyax Corp. CVR†(3)(8)	159,200	176,712
Neurocrine Biosciences, Inc.†	274,735	10,104,753
Portola Pharmaceuticals, Inc.†	8,600	242,262
Seres Therapeutics, Inc.†#	38,406	887,563
Xencor, Inc.†	30,800	338,800

		12,353,831

X-Ray Equipment - 0.3%
Hologic, Inc.†	60,300	2,088,189
Total Common Stocks (cost $652,084,454)		750,186,693

CONVERTIBLE PREFERRED SECURITIES - 0.4%
Medical Information Systems - 0.0%

Doximity, Inc. Series C†(2)(3)(8)	64,785	188,503

Medical-Biomedical/Gene - 0.0%

Audentes Therapeutics, Inc. Series C†(2)(3)(8)	37,847	186,176
Corvus Pharmaceuticals, Inc. Series B†(2)(3)(8)	17,999	184,081
Ovid Therapeutics, Inc. Series B†(2)(3)(8)	31,882	144,996

		515,253

Medical-Drugs - 0.1%

Allergan PLC 5.50%	778	751,533

Medical-HMO - 0.2%

Anthem, Inc. 5.25%	27,400	1,212,176

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker) Series D†(2)(3)(8)	75,264	769,342

Total Convertible Preferred Securities (cost $4,015,836)		3,436,807

WARRANTS† - 0.0%
Medical Products - 0.0%
EnteroMedics, Inc. Expires 09/28/2016 (Strike price $1.90)	6,300	0
EnterMedics, Inc. Expires 06/13/2016 (Strike price $2.19)	42,300	0

		0

Medical-Drugs - 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 (strike price $27.70)(2)(3)	1,305	0

Total Warrants (cost $1,631)		0

CONVERTIBLE BONDS & NOTES - 0.1%
Medical-Drugs - 0.1%

Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022* (cost $865,000)	$865,000	$722,816

Total Long-Term Investment Securities
(cost $656,966,921)		754,346,316

SHORT-TERM INVESTMENT SECURITIES - 7.3%

Registered Investment Companies - 7.3%
State Street Institutional U.S. Government Money Market Fund 0.24%(5)	500,115	500,115
State Street Navigator Securities Lending Prime Portfolio 0.49%(4)(5)	41,813,424	41,813,424

T. Rowe Price Reserve Investment Fund 0.32%(5)	14,256,018	14,256,018

Total Short-Term Investment Securities
(cost $56,569,557)		56,569,557

TOTAL INVESTMENTS
(cost $713,536,478) (6)	105.0%	810,915,873
Liabilities in excess of other assets	(5.0)	(38,940,093)

NET ASSETS	100.0%	$771,975,780

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $722,816 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $7,949,663 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2016, the Health Sciences Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Acerta Pharma B.V.
Class A (entitlement shares)	2/2/2016	854,366	$854,366	$806,436	$0.94	0.10%
Acerta Pharma B.V.
Class B CVR	2/2/2016	9,771,120	249,853	581,382	0.06	0.08%
Advanced Accelerator Application SA	6/12/2015	72,378	496,871	1,146,214	15.84	0.15%
Avexis, Inc.	9/3/2015	23,936	503,005	441,368	18.44	0.06%
BeiGene, Ltd.	4/21/2015	212,162	248,229	453,806	2.14	0.06%
Editas Medicine, Inc.	8/4/2015	21,204	248,089	583,163	27.50	0.08%
JAND, Inc. (dba Warby Parker)
Class A	4/23/2015	33,706	387,123	344,540	10.22	0.04%
Novocure, Ltd.	6/1/2015	48,279	1,126,362	536,163	11.11	0.07%
REGENXBIO, Inc.	5/5/2015	16,965	162,353	195,496	11.52	0.03%
Zeneca, Inc. CVR	7/19/2013	23,110	0	14,213	0.62	0.00%
Convertible Preferred Securities
Audentes Therapeutics, Inc.
Series C	10/8/2015	37,847	255,036	186,176	4.92	0.02%
Corvus Pharmaceuticals, Inc.
Series B	9/16/2015	17,999	252,166	184,081	10.23	0.02%
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	188,503	2.91	0.02%
JAND, Inc. (dba Warby Parker)
Series D	4/23/2015	75,264	864,430	769,342	10.22	0.10%
Ovid Therapeutics, Inc.
Series B	8/10/2015	31,882	198,625	144,996	4.55	0.02%
Warrants
Alexza Pharmaceuticals, Inc.
Expires 10/05/2016
Strike price $27.70	10/5/2009	1,305	162,353	0	0.00	0.00%

				$6,575,879		0.85%

(3)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $6,752,591 representing 0.9% of net assets.
(4)	At February 29, 2016, the Fund had loaned securities with a total value of $40,420,298. This was secured by collateral of $41,813,424, which was received in cash and subsequently invested in short-term investments currently valued at $41,813,424 as reported in the Portfolio of Investments. Additional collateral of $995,958 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	06/23/2016 to 10/13/2016	$157,021
United States Treasury Notes/Bonds	zero coupon to 5.50%	05/15/2016 to 02/15/2045	838,937

(5)	The rate shown is the 7-day yield as of February 29, 2016.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1

ADR - American Depositary Receipt

ADS - American Depositary Shares

CVR - Contingent Value Rights

Written Call Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 29, 2016	Unrealized Appreciation (Depreciation)
Alexion Pharmaceuticals, Inc.	May-16	$200.00	38	$44,842	$1,425	$43,417
Alexion Pharmaceuticals, Inc.	May-16	210.00	21	21,013	525	20,488
Agilent Technologies, Inc.	May-16	45.00	130	19,116	2,340	16,776
Incyte Corp.	Jun-16	75	106	89,780	94,870	(5,090)
Wellcare Health Plans, Inc.	Jun-16	95	58	30,501	29,870	631

			353	$205,252	$129,030	$76,222

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 Unadjusted Quoted Prices	Level 2 Other Observable Inputs		Level 3 Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical Products	$50,134,050	$6,471,081		$—	$56,605,131
Medical-Biomedical/Gene	154,395,870	778,659		1,402,031	156,576,560
Medical-Drugs	176,226,178	6,594,414	**	—	182,820,592
Medical-Generic Drugs	9,707,360	441,368		—	10,148,728
Pharmacy Services	2,863,848	—		344,540	3,208,388
Therapeutics	12,177,119	—		176,712	12,353,831
Other Industries	326,664,408	1,809,055	***	—	328,473,463
Convertible Preferred Securities:
Medical-Drugs	751,533	—		—	751,533
Medical-HMO	1,212,176	—		—	1,212,176
Other Industries	—	—		1,473,098	1,473,098
Warrants	—	0		—	0
Convertible Bonds & Notes	—	722,816		—	722,816
Short-Term Investment Securities	56,569,557	—		—	56,569,557

Total Investments at Value	$790,702,099	$16,817,393		$3,396,381	$810,915,873

Other Financial Instruments:†
Written Call Options	$81,312	$—		$—	$81,312

LIABILITIES:
Other Financial Instruments:†
Written Call Options	$5,090	$—		$—	$5,090

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Amount includes $6,140,608 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
***	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Principal Amount**/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 0.4%
Diversified Financial Services - 0.4%

Citigroup Commercial Mtg. Trust FRS Series 2014-388G, Class C 1.83% due 06/15/2033*(1)	$150,000	$144,116
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.43% due 06/17/2031*	800,000	778,119
JPMorgan Chase Commercial Mtg. Securities Trust FRS Series 2014-FBLU, Class B 1.93% due 12/15/2028*(1)	500,000	494,403
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74% due 09/15/2021	513,000	512,969

Total Asset Backed Securities
(cost $1,963,056)		1,929,607

U.S. CORPORATE BONDS & NOTES - 15.6%
Auto-Cars/Light Trucks - 0.8%

Toyota Motor Credit Corp. Senior Notes 0.75% due 03/05/2017(2)	1,700,000	1,700,048
Toyota Motor Credit Corp. FRS Senior Notes 1.50% due 02/13/2020	2,000,000	1,951,794

		3,651,842

Banks-Commercial - 0.3%

Zions Bancorporation FRS Sub. Notes 5.65% due 11/15/2023	1,300,000	1,287,000

Banks-Super Regional - 0.8%

JPMorgan Chase Bank NA FRS Sub. Notes 0.83% due 06/13/2016	497,000	496,707
Wells Fargo & Co. FRS Senior Notes 0.72% due 06/02/2017	975,000	970,544
Wells Fargo & Co. FRS Senior Notes 2.23% due 03/31/2021	2,000,000	2,025,028

		3,492,279

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	523,000	515,069

Diversified Banking Institutions - 8.1%

Bank of America Corp. FRS Senior Notes 1.60% due 11/19/2024	2,000,000	1,780,000
Bank of America Corp. FRS Senior Notes 2.60% due 02/18/2020	1,600,000	1,601,600
Citigroup, Inc. FRS Senior Notes 1.01% due 03/27/2025	2,000,000	1,846,000
Citigroup, Inc. FRS Senior Notes 1.31% due 12/07/2018	1,350,000	1,335,837
Citigroup, Inc. FRS Senior Notes 1.73% due 09/29/2024	2,000,000	1,886,400
Citigroup, Inc. FRS Senior Notes 3.23% due 03/30/2020	4,000,000	4,106,440
Goldman Sachs Group, Inc. FRS Senior Notes 1.78% due 04/23/2020	1,057,000	1,046,096
Goldman Sachs Group, Inc. FRS Senior Notes 2.13% due 08/30/2023	4,000,000	3,906,520
JPMorgan Chase & Co. FRS Senior Notes 1.23% due 06/23/2016	2,000,000	1,975,000
JPMorgan Chase & Co. FRS Senior Notes 1.98% due 12/20/2023	2,000,000	1,975,000
JPMorgan Chase & Co. FRS Senior Notes 2.73% due 02/25/2021	1,000,000	980,000
JPMorgan Chase & Co. FRS Senior Notes 2.81% due 04/28/2020	5,000,000	5,085,500
Morgan Stanley FRS Senior Notes 1.07% due 10/18/2016	400,000	399,371
Morgan Stanley FRS Senior Notes 2.05% due 08/24/2023	468,000	451,620
Morgan Stanley FRS Senior Notes 2.50% due 12/15/2019	1,813,000	1,758,610
Morgan Stanley FRS Senior Notes 2.50% due 01/24/2020	2,203,000	2,169,955
Morgan Stanley FRS Senior Notes 2.50% due 04/25/2023	3,870,000	3,715,200
Morgan Stanley FRS Senior Notes 2.50% due 06/09/2023	664,000	659,850

		36,678,999

Diversified Financial Services - 0.4%

Morgan Stanley & Co. LLC FRS Senior Notes 2.50% due 02/11/2020	2,000,000	2,005,000

Finance-Consumer Loans - 0.8%

SLM Corp. FRS Senior Notes 2.65% due 12/15/2020	1,317,000	982,877
SLM Corp. FRS Senior Notes 2.75% due 05/03/2019	3,176,000	2,620,200

		3,603,077

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	30,980

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	45,951
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	77,450

		154,381

Finance-Other Services - 0.0%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	130,000	131,158

Insurance-Life/Health - 1.0%

Allstate Life Global Funding Trusts FRS Senior Sec. Notes 0.75% due 11/25/2016	1,744,000	1,724,816
Pacific Life Global Funding FRS Senior Notes 2.85% due 06/02/2018*	300,000	292,899
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	343,469
Prudential Financial, Inc. FRS Senior Notes 3.48% due 05/23/2018	2,000,000	2,040,000

		4,401,184

Insurance-Multi-line - 1.2%

Monumental Global Funding III FRS Senior Sec. Notes 2.68% due 05/22/2018*	5,000,000	5,327,535

Metal-Copper - 0.1%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	753,000	688,995

Oil Companies-Exploration & Production - 0.4%

Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024#	550,000	445,768
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	385,000	319,606
Apache Corp. Senior Notes 2.63% due 01/15/2023#	800,000	650,687
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	300,000	252,429

		1,668,490

Oil Companies-Integrated - 0.2%

Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	556,000	556,000
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	522,000	372,073

		928,073

Real Estate Investment Trusts - 0.1%

Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	406,000	383,449

Special Purpose Entity - 0.9%

Hartford Life Institutional Funding FRS Senior Sec. Notes 3.03% due 05/08/2018*(3)	3,985,000	4,012,935

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	270,000	237,369

Steel-Specialty - 0.2%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	1,515,000	1,140,038

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 4.75% due 05/15/2046	428,000	390,684

Total U.S. Corporate Bonds & Notes
(cost $73,077,916)		70,697,557

FOREIGN CORPORATE BONDS & NOTES - 5.5%
Banks-Commercial - 1.0%

Banco Santander Chile FRS Senior Notes 1.52% due 04/11/2017*	800,000	796,000
Barclays Bank PLC FRS Senior Notes 1.09% due 03/10/2017	2,466,000	2,430,243
BNP Paribas US LLC FRS Company Guar. Notes 0.26% due 04/03/2017	674,000	663,890
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	600,000	557,984

		4,448,117

Banks-Money Center - 0.2%

ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022	1,000,000	1,037,239

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	320,000	265,600

Diversified Banking Institutions - 2.5%

Royal Bank of Scotland PLC FRS Company Guar. Notes 2.25% due 03/31/2018	2,000,000	2,012,540

Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)	10,000,000	9,480,000

		11,492,540

Diversified Financial Services - 0.2%

GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	846,000	846,152

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 2.63% due 09/27/2017*	350,000	335,563
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018#	509,000	436,149

		771,712

Gold Mining - 0.6%

Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	1,067,000	1,037,820
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	462,000	399,979
Kinross Gold Corp. Company Guar. Notes 5.13% due 09/01/2021	475,000	394,250
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	1,036,000	828,800

		2,660,849

Insurance-Multi-line - 0.0%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	162,000	154,100

Medical-Generic Drugs - 0.3%

Actavis Funding SCS FRS Company Guar. Notes 1.29% due 09/01/2016	1,066,000	1,067,184
Actavis Funding SCS FRS Company Guar. Notes 1.58% due 03/12/2018	439,000	440,269

		1,507,453

Oil Companies-Integrated - 0.1%

Petrobras Global Finance BV FRS Company Guar. Notes 2.76% due 01/15/2019	500,000	376,250

Telephone-Integrated - 0.3%

Telefonica Emisiones SAU FRS Company Guar. Notes 1.24% due 06/23/2017	1,200,000	1,194,469

Total Foreign Corporate Bonds & Notes
(cost $26,012,642)		24,754,481

U.S. GOVERNMENT AGENCIES - 3.1%
Federal Home Loan Mtg. Corp. - 1.9%

Federal Home Loan Mtg. Corp. REMIC
Series 4012, Class NF
0.88% due 12/15/2038 FRS(4)	1,101,014	1,112,617
Series 3925, Class FL
0.88% due 01/15/2041 FRS(4)	1,117,126	1,124,895
Series 4001, Class FM
0.93% due 02/15/2042 FRS(4)	610,404	614,636
Series 3355, Class BF
1.13% due 08/15/2037 FRS(4)	688,027	698,530
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-DN2, Class M2
2.08% due 04/25/2024 FRS(4)	2,500,000	2,462,770
Series 2014-DN1, Class M2
2.63% due 02/25/2024 FRS(4)	1,685,000	1,680,785
Series 2015-HQ1, Class M2
2.63% due 03/25/2025 FRS(4)	1,000,000	997,284

		8,691,517

Federal National Mtg. Assoc. - 1.0%

Fannie Mae Connecticut Avenue Securities FRS
Series 2013-C01, Class M1
2.44% due 10/25/2023(4)	324,792	326,597
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1
2.04% due 01/25/2024(4)	16,218	16,203
Federal National Mtg. Assoc. REMIC
Series 2012-93, Class BF
0.84% due 09/25/2042 FRS(4)	1,604,497	1,614,813
Series 2011-103, Class FD
0.89% due 05/25/2040 FRS(4)	2,688,172	2,699,482

		4,657,095

Government National Mtg. Assoc. - 0.2%

Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN
0.98% due 02/16/2040(4)	597,568	603,651

Total U.S. Government Agencies
(cost $13,953,618)		13,952,263

U.S. GOVERNMENT TREASURIES - 54.6%
United States Treasury Bonds TIPS(5) - 24.0%

0.75% due 02/15/2045	5,179,962	4,818,038
1.38% due 02/15/2044	4,349,232	4,701,533
1.75% due 01/15/2028	19,082,635	21,703,272
2.00% due 01/15/2026	9,546,638	11,052,840
2.13% due 02/15/2040	2,626,680	3,254,107
2.13% due 02/15/2041	4,504,392	5,614,185
2.38% due 01/15/2025	3,764,820	4,431,359
2.50% due 01/15/2029	9,365,215	11,518,971
3.63% due 04/15/2028	13,162,950	17,823,108
3.88% due 04/15/2029	16,907,663	23,758,783

		108,676,196

United States Treasury Notes - 30.6%

0.13% due 04/15/2016		13,583,944	13,587,652
0.13% due 04/15/2017		18,979,619	19,098,488
0.13% due 04/15/2018		14,889,452	15,039,895
0.13% due 04/15/2019		3,916,976	3,959,820
0.13% due 04/15/2020		3,547,476	3,579,392
0.13% due 07/15/2022		3,600,310	3,613,530
0.13% due 01/15/2023		15,372,450	15,281,168
0.13% due 07/15/2024		5,230,260	5,173,465
0.25% due 01/15/2025		4,494,285	4,463,212
0.38% due 07/15/2025		3,248,491	3,271,796
0.63% due 07/15/2021		1,049,560	1,086,199
0.63% due 01/15/2024		1,814,720	1,863,939
0.63% due 01/15/2026		273,677	282,290
1.13% due 01/15/2021		9,191,645	9,702,811
1.25% due 07/15/2020		3,254,040	3,456,103
1.38% due 07/15/2018		11,957,082	12,528,463
1.38% due 01/15/2020		6,563,460	6,954,104
1.88% due 07/15/2019		1,661,820	1,789,551
2.38% due 01/15/2017		4,692,000	4,818,890
2.63% due 07/15/2017		8,674,260	9,101,875

			138,652,643

Total U.S. Government Treasuries
(cost $231,295,456)			247,328,839

FOREIGN GOVERNMENT OBLIGATIONS - 9.9%
Sovereign - 9.9%

Commonwealth of Australia Senior Notes 2.84% due 09/20/2030(5)	AUD	3,127,850	2,756,181
Commonwealth of Australia Senior Notes 3.50% due 09/20/2025(5)	AUD	15,623,060	13,719,245
Government of Canada Bonds 1.50% due 12/01/2044(5)	CAD	1,203,917	1,100,485
Government of Canada Bonds 4.25% due 12/01/2021(5)	CAD	18,061,950	17,017,214
Republic of Italy Senior Notes 1.25% due 09/15/2032*(5)	EUR	1,997,180	2,174,154
United Kingdom Inflation Linked Gilt Treasury Senior Notes 0.13% due 03/22/2029(5)	GBP	3,852,295	6,062,769
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2044(5)	GBP	1,182,357	2,137,240

Total Foreign Government Obligations
(cost $52,697,074)			44,967,288

PREFERRED SECURITIES - 1.9%
Banks-Commercial - 0.2%

HSBC USA, Inc. FRS Series F 3.50%#		38,355	793,565

Banks-Money Center - 0.1%

UBS Preferred Funding Trust IV FRS 1.13%		21,000	317,940

Banks-Super Regional - 0.2%

Wells Fargo & Co. FRS 5.85%		40,000	1,019,600

Electric-Integrated - 0.0%

Alabama Power Co. 6.50%		770	20,867

Finance-Consumer Loans - 0.6%

Navient Corp. FRS 2.50%#		84,412	2,009,006
Navient Corp. FRS 2.55%		33,871	757,017

			2,766,023

Insurance-Life/Health - 0.8%

Prudential Financial, Inc. FRS 2.90		138,486	3,577,093

Total Preferred Securities
(cost $8,666,071)			8,495,088

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.3%
Banks-Commercial - 0.2%

Banco do Brasil SA VRS 9.00% due 06/18/2024*(6)		800,000	456,000
Corestates Capital II FRS 1.27% due 01/15/2027*		512,000	409,600

			865,600

Banks-Fiduciary - 0.1%

UBS Preferred Funding Trust V FRS 6.24% due 05/15/2016#(6)		600,000	598,380

Banks-Super Regional - 0.4%

PNC Preferred Funding Trust II FRS 1.73% due 03/15/2017*(6)		1,000,000	802,000
SunTrust Capital III FRS 1.16% due 03/15/2028		707,000	556,324
Wachovia Capital Trust II FRS 1.12% due 01/15/2027		552,000	441,600

			1,799,924

Diversified Banking Institutions - 0.6%

BAC Capital Trust XIV FRS 4.00% due 03/21/2016(6)		1,800,000	1,260,000
BNP Paribas SA FRS 7.44% due 10/23/2017(6)	GBP	200,000	287,997
JP Morgan Chase Capital XIII FRS Series M 1.55% due 09/30/2034		1,039,000	795,770
Societe Generale SA VRS 7.88% due 12/18/2023*(6)		500,000	445,000

			2,788,767

Electric-Integrated - 0.2%

Dominion Resources, Inc. FRS 2.90% due 09/30/2066		1,200,000	806,461

Insurance-Multi-line - 0.9%

Genworth Holdings, Inc. FRS 6.15% due 11/15/2066		800,000	168,000

XL Group PLC FRS 6.50% due 04/15/2017(6)	4,083,000	2,858,100
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	1,000,000	990,500

		4,016,600

Insurance-Property/Casualty - 0.3%

ZFS Finance USA Trust II FRS 6.45% due 12/15/2065*	1,500,000	1,497,000

Insurance-Reinsurance - 0.2%

Swiss Re Capital I LP FRS 6.85% due 05/25/2016*(6)	1,000,000	995,200

Pipelines - 0.1%

DCP Midstream LLC FRS 5.85% due 05/21/2043*	493,000	261,290

Special Purpose Entity - 0.3%

Goldman Sachs Capital III FRS 4.00% due 04/04/2016(6)	1,900,000	1,339,500

Total Preferred Securities/Capital Securities
(cost $18,565,508)		14,968,722

Total Long-Term Investment Securities
(cost $426,231,341)		427,093,845

SHORT-TERM INVESTMENT SECURITIES - 5.7%
Certificates of Deposit - 0.7%

Banco Bilbao Vizcaya Argentaria NY FRS 1.47% due 05/16/2016	3,000,000	2,995,056

Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio 0.49%(7)(8)	3,077,585	3,077,585

Time Deposits - 4.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	19,500,000	19,500,000

Total Short-Term Investment Securities
(cost $25,576,362)		25,572,641

TOTAL INVESTMENTS
(cost $451,807,703) (9)	100.0%	452,666,486
Liabilities in excess of other assets	0.0	(7,034)

NET ASSETS	100.0%	$452,659,452

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $21,667,535 representing 4.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 29, 2016.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	At February 29, 2016, the Fund had loaned securities with a total value of $3,029,116. This was secured by collateral of $3,077,585, which was received in cash and subsequently invested in short-term investments currently valued at $3,077,585 as reported in the Portfolio of Investments.
(8)	The rate shown is the 7-day yield as of February 29, 2016.
(9)	See Note 5 for cost of investments on a tax basis.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Dollar

GBP - British Pound

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 29, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$1,929,607	$—	$1,929,607
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	26,803,614	9,875,385	36,678,999
Diversified Financial Services	—	—	2,005,000	2,005,000
Special Purpose Entity	—	—	4,012,935	4,012,935
Other Industries	—	28,000,623	—	28,000,623
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	2,012,540	9,480,000	11,492,540
Other Industries	—	13,261,941	—	13,261,941
U.S. Government Agencies	—	13,952,263	—	13,952,263
U.S. Government Treasuries	—	247,328,839	—	247,328,839
Foreign Government Obligations	—	44,967,288	—	44,967,288
Preferred Securities	8,495,088	—	—	8,495,088
Preferred Securities/Capital Securities	—	14,968,722	—	14,968,722
Short-Term Investment Securities:
Registered Investment Companies	3,077,585	—	—	3,077,585
Other Short-Term Investment Securities	—	22,495,056	—	22,495,056

Total Investments at Value	$11,572,673	$415,720,493	$25,373,320	$452,666,486

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $11,880,385 were transferred from Level 2 to Level 3 due to inactive broker quotes. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2015	$3,042,960	$9,440,000
Accrued discounts	—	—
Accrued premiums	(32,222)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	40,000
Change in unrealized depreciation(1)	(6,433)	—
Net purchases	1,008,630	—
Net sales	—	—
Transfers into Level 3	11,880,385	—
Transfers out of Level 3	—	—

Balance as of 02/29/2016	$15,893,320	$9,480,000

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 29, 2016 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(6,433)	$40,000

The Fund’s securities classified as Level 3, with a fair value of $25,373,320 at February 29, 2016, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 90.1%
Australia - 6.0%

AGL Energy, Ltd.(1)	50,755	$662,333
Alumina, Ltd.#(1)	197,532	188,600
Amcor, Ltd.(1)	88,188	882,142
AMP, Ltd.(1)	227,997	866,102
APA Group(1)	84,538	524,298
Aristocrat Leisure, Ltd.(1)	40,794	291,289
Asciano, Ltd.(1)	48,071	304,064
ASX, Ltd.(1)	14,935	448,230
Aurizon Holdings, Ltd.(1)	161,995	470,795
AusNet Services(1)	131,509	137,545
Australia & New Zealand Banking Group, Ltd.(1)	216,430	3,445,573
Bank of Queensland, Ltd.(1)	27,861	209,905
Bendigo & Adelaide Bank, Ltd.#(1)	33,627	205,551
BGP Holdings PLC†(2)(3)	835,027	0
BHP Billiton, Ltd.(1)	242,583	2,774,281
Boral, Ltd.#(1)	61,189	253,927
Brambles, Ltd.(1)	121,910	1,082,666
Caltex Australia, Ltd.(1)	20,446	530,588
Challenger, Ltd.(1)	43,249	232,283
CIMIC Group, Ltd.#(1)	7,987	179,078
Coca-Cola Amatil, Ltd.(1)	44,505	270,412
Cochlear, Ltd.(1)	4,434	323,320
Commonwealth Bank of Australia#(1)	128,658	6,414,883
Computershare, Ltd.#(1)	36,757	238,813
Crown Resorts, Ltd.(1)	28,179	232,784
CSL, Ltd.(1)	35,426	2,591,260
Dexus Property Group(1)	72,260	388,503
DUET Group(1)	170,456	276,213
Flight Centre Travel Group, Ltd.#(1)	4,399	130,030
Fortescue Metals Group, Ltd.#(1)	128,473	187,221
Goodman Group(1)	133,938	620,667
GPT Group(1)	130,772	459,398
Harvey Norman Holdings, Ltd.#(1)	41,371	141,203
Healthscope, Ltd.(1)	121,971	215,946
Iluka Resources, Ltd.(1)	32,753	156,435
Incitec Pivot, Ltd.(1)	129,131	268,339
Insurance Australia Group, Ltd.#(1)	181,806	671,183
LendLease Group(1)	42,775	397,966
Macquarie Group, Ltd.(1)	22,533	1,034,016
Medibank Private, Ltd.(1)	210,107	378,038
Mirvac Group(1)	287,211	375,245
National Australia Bank, Ltd.(1)	198,576	3,430,408
Newcrest Mining, Ltd.†(1)	58,287	734,992
Orica, Ltd.#(1)	29,022	295,339
Origin Energy, Ltd.(1)	131,170	415,168
Platinum Asset Management, Ltd.#(1)	17,244	72,835
Qantas Airways, Ltd.(1)	39,676	108,985
QBE Insurance Group, Ltd.(1)	103,202	778,979
Ramsay Health Care, Ltd.#(1)	10,350	487,688
REA Group, Ltd.#(1)	4,157	154,201
Rio Tinto, Ltd.(1)	32,022	921,139
Santos, Ltd.#(1)	124,743	294,328
Scentre Group(1)	404,061	1,260,699
SEEK, Ltd.#(1)	25,888	286,894
Sonic Healthcare, Ltd.(1)	29,633	385,605
South32, Ltd.†(1)	408,752	364,991
Stockland(1)	180,497	535,603
Suncorp Group, Ltd.(1)	99,549	796,189
Sydney Airport(1)	84,807	390,523
Tabcorp Holdings, Ltd.(1)	58,533	179,682
Tatts Group, Ltd.(1)	108,548	300,309
Telstra Corp., Ltd.(1)	325,547	1,220,248
TPG Telecom, Ltd.(1)	21,960	164,634
Transurban Group(1)	151,295	1,222,435
Treasury Wine Estates, Ltd.(1)	50,378	347,116
Vicinity Centres(1)	253,529	562,942
Wesfarmers, Ltd.(1)	84,896	2,361,282
Westfield Corp.(1)	150,757	1,071,734
Westpac Banking Corp.(1)	250,088	5,134,670
Woodside Petroleum, Ltd.(1)	56,890	1,029,155
Woolworths, Ltd.#(1)	95,189	1,551,304

		56,321,202

Austria - 0.2%

ANDRITZ AG(1)	5,683	271,252
Erste Group Bank AG†(1)	21,641	554,305
OMV AG(1)	11,211	292,872
Raiffeisen Bank International AG†#(1)	9,092	120,432
voestalpine AG(1)	8,648	248,709

		1,487,570

Belgium - 1.3%

Ageas(1)	15,818	583,644
Anheuser-Busch InBev SA/NV(1)	60,663	6,796,366
Colruyt SA#(1)	5,803	310,574
Delhaize Group(1)	8,072	815,980
Groupe Bruxelles Lambert SA(1)	6,303	481,600
KBC Groep NV(1)	19,283	1,022,503
Proximus SADP(1)	11,801	370,547
Solvay SA#(1)	5,562	512,143
Telenet Group Holding NV†(1)	4,104	214,313
UCB SA(1)	9,717	716,190
Umicore SA#(1)	7,186	324,034

		12,147,894

Bermuda - 0.2%

Cheung Kong Infrastructure Holdings, Ltd.(1)	46,000	469,874
First Pacific Co., Ltd.(1)	182,000	125,528
Hongkong Land Holdings, Ltd.(1)	43,900	257,679
Kerry Properties, Ltd.(1)	49,500	116,152
Li & Fung, Ltd.(1)	446,000	252,627
Noble Group, Ltd.#(1)	333,000	81,635
NWS Holdings, Ltd.(1)	114,000	161,411
Shangri-La Asia, Ltd.(1)	80,000	75,548
Yue Yuen Industrial Holdings, Ltd.(1)	55,000	195,188

		1,735,642

Cayman Islands - 0.6%

ASM Pacific Technology, Ltd.#(1)	18,500	147,796
Cheung Kong Property Holdings, Ltd.(1)	205,308	1,045,976
CK Hutchison Holdings, Ltd.(1)	204,808	2,475,429
HKT Trust & HKT, Ltd.(1)	204,000	282,734
Melco Crown Entertainment, Ltd. ADR#	7,300	115,267
MGM China Holdings, Ltd.#(1)	73,600	84,090
Sands China, Ltd.(1)	185,600	646,376
WH Group, Ltd.†*(1)	448,000	260,919

Wynn Macau, Ltd.#(1)	120,400	137,811

5,196,398

Denmark - 1.8%

AP Moeller - Maersk A/S, Series A(1)	295	375,933
AP Moeller - Maersk A/S, Series B(1)	548	716,495
Carlsberg A/S, Class B#(1)	8,260	712,014
Chr. Hansen Holding A/S(1)	7,407	456,954
Coloplast A/S, Class B#(1)	8,636	651,519
Danske Bank A/S(1)	53,590	1,461,672
DSV A/S(1)	14,033	571,877
ISS A/S(1)	11,175	388,002
Novo Nordisk A/S, Class B#(1)	147,654	7,587,891
Novozymes A/S, Class B#(1)	17,582	752,903
Pandora A/S#(1)	8,354	1,052,746
TDC A/S(1)	62,075	262,869
Tryg A/S#(1)	8,340	152,078
Vestas Wind Systems A/S#(1)	17,117	1,153,433
William Demant Holding A/S†(1)	1,754	151,995

		16,448,381

Finland - 0.8%

Elisa Oyj(1)	11,218	399,242
Fortum Oyj#(1)	34,254	452,529
Kone OYJ, Class B#(1)	25,563	1,132,292
Metso Oyj#(1)	8,711	191,917
Neste Oyj(1)	9,796	306,635
Nokia OYJ#(1)	279,526	1,699,596
Nokian Renkaat Oyj#(1)	8,774	288,570
Orion Oyj, Class B(1)	7,747	261,606
Sampo Oyj, Class A(1)	34,169	1,533,332
Stora Enso Oyj, Class R(1)	42,854	351,848
UPM-Kymmene Oyj(1)	41,298	695,658
Wartsila Oyj Abp#(1)	11,451	459,776

		7,773,001

France - 8.7%

Accor SA(1)	15,928	673,423
Aeroports de Paris(1)	2,302	269,923
Air Liquide SA(1)	26,301	2,728,565
Alcatel-Lucent SA†#(1)	218,838	743,315
Alstom SA†#(1)	16,675	363,847
Arkema SA(1)	4,967	302,344
Atos SE(1)	6,139	445,567
AXA SA(1)	148,470	3,262,582
BNP Paribas SA(1)	79,832	3,686,842
Bollore SA(1)	65,735	251,816
Bouygues SA(1)	15,289	595,993
Bureau Veritas SA(1)	19,989	398,623
Cap Gemini SA(1)	12,284	1,014,174
Carrefour SA(1)	41,820	1,104,355
Casino Guichard Perrachon SA#(1)	4,374	196,557
Christian Dior SE(1)	4,195	738,142
Cie de Saint-Gobain(1)	36,238	1,404,679
Cie Generale des Etablissements Michelin(1)	14,446	1,299,076
CNP Assurances(1)	13,363	196,711
Credit Agricole SA(1)	77,324	795,246
Danone SA(1)	44,511	3,087,724
Dassault Systemes(1)	9,964	751,119
Edenred(1)	15,896	278,864
Electricite de France SA(1)	18,697	195,586
Engie SA(1)	110,824	1,717,526
Essilor International SA(1)	15,747	1,860,451
Eurazeo SA(1)	3,116	182,337
Eutelsat Communications SA(1)	11,799	357,238
Fonciere Des Regions(1)	2,208	181,166
Gecina SA(1)	2,640	326,499
Groupe Eurotunnel SE(1)	36,473	364,884
Hermes International(1)	2,007	684,451
ICADE(1)	2,881	199,442
Iliad SA(1)	2,047	500,429
Imerys SA(1)	2,665	161,463
Ingenico Group SA(1)	4,150	416,680
JCDecaux SA(1)	5,180	203,369
Kering(1)	5,771	1,002,572
Klepierre(1)	16,552	685,825
L’Oreal SA(1)	19,012	3,196,987
Lagardere SCA(1)	9,521	274,276
Legrand SA(1)	20,150	1,003,003
LVMH Moet Hennessy Louis Vuitton SE(1)	21,046	3,506,263
Natixis SA(1)	71,670	380,142
Numericable-SFR SA(1)	7,476	270,793
Orange SA(1)	150,854	2,603,588
Pernod Ricard SA(1)	16,393	1,743,592
Peugeot SA†(1)	33,339	500,748
Publicis Groupe SA(1)	14,170	874,397
Remy Cointreau SA(1)	1,868	129,227
Renault SA(1)	14,699	1,339,473
Rexel SA(1)	20,699	251,806
Safran SA(1)	23,517	1,458,253
Sanofi(1)	89,367	7,071,350
Schneider Electric SE(1)	42,162	2,493,637
SCOR SE(1)	11,847	414,436
Societe BIC SA(1)	2,238	310,483
Societe Generale SA(1)	55,414	1,923,026
Sodexo SA(1)	7,379	745,386
Suez Environnement Co.(1)	21,762	374,288
Technip SA(1)	7,801	385,518
Thales SA(1)	7,781	618,766
TOTAL SA(1)	163,594	7,329,744
Unibail-Rodamco SE(1)	7,523	1,865,641
Valeo SA(1)	5,872	813,432
Veolia Environnement SA(1)	34,199	774,812
Vinci SA(1)	35,943	2,475,116
Vivendi SA(1)	87,559	1,816,886
Wendel SA(1)	2,159	205,166
Zodiac Aerospace(1)	14,647	243,276

		81,022,916

Germany - 8.0%

adidas AG(1)	15,802	1,692,129
Allianz SE(1)	34,423	5,132,272
Axel Springer SE#(1)	3,084	155,933
BASF SE(1)	69,156	4,520,597

Bayer AG(1)	62,315	6,538,507
Bayerische Motoren Werke AG(1)	24,987	2,043,937
Bayerische Motoren Werke AG(1) (preference shares)	4,168	282,100
Beiersdorf AG(1)	7,835	679,874
Brenntag AG(1)	11,672	564,362
Commerzbank AG†#(1)	81,030	659,032
Continental AG(1)	8,290	1,664,703
Daimler AG(1)	72,547	4,978,854
Deutsche Bank AG(1)	103,947	1,810,185
Deutsche Boerse AG(1)	14,904	1,236,384
Deutsche Lufthansa AG†(1)	18,384	275,848
Deutsche Post AG(1)	74,042	1,761,610
Deutsche Telekom AG(1)	243,167	4,077,647
Deutsche Wohnen AG (BR)(1)	25,453	673,552
E.ON SE(1)	153,272	1,399,091
Evonik Industries AG(1)	10,522	317,348
Fraport AG Frankfurt Airport Services Worldwide#(1)	2,902	167,013
Fresenius Medical Care AG & Co. KGaA(1)	16,752	1,416,925
Fresenius SE & Co. KGaA(1)	28,679	1,893,638
FUCHS PETROLUB SE(1) (preference shares)	5,656	231,522
GEA Group AG(1)	13,910	612,010
Hannover Rueck SE(1)	4,685	479,703
HeidelbergCement AG(1)	10,976	807,137
Henkel AG & Co. KGaA(1)	7,946	704,404
Henkel AG & Co. KGaA(1) (preference shares)	13,665	1,377,894
HUGO BOSS AG(1)	5,087	289,912
Infineon Technologies AG(1)	87,377	1,072,267
K+S AG#(1)	13,462	282,823
Kabel Deutschland Holding AG(1)	1,703	211,031
LANXESS AG(1)	7,163	297,270
Linde AG(1)	14,239	1,988,124
MAN SE(1)	2,728	280,505
Merck KGaA(1)	9,795	833,054
METRO AG#(1)	12,621	309,456
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	12,695	2,506,744
OSRAM Licht AG(1)	7,019	327,129
Porsche Automobil Holding SE(1) (preference shares)	11,930	547,673
ProSiebenSat.1 Media SE(1)	16,677	855,573
RWE AG(1)	37,591	431,559
SAP SE(1)	74,030	5,631,352
Siemens AG(1)	60,150	5,585,688
Symrise AG(1)	9,400	603,045
Telefonica Deutschland Holding AG(1)	45,185	219,194
ThyssenKrupp AG(1)	27,976	475,517
TUI AG(1)	37,436	554,514
United Internet AG(1)	9,138	446,500
Volkswagen AG#(1)	2,675	373,992
Volkswagen AG(1) (preference shares)	13,997	1,633,512
Vonovia SE(1)	35,308	1,102,947
Zalando SE†#*(1)	6,504	203,258

		75,216,850

Hong Kong - 2.1%

AIA Group, Ltd.(1)	907,800	4,604,784
Bank of East Asia, Ltd.#(1)	96,600	306,313
BOC Hong Kong Holdings, Ltd.(1)	289,000	749,466
Cathay Pacific Airways, Ltd.(1)	90,000	143,096
CLP Holdings, Ltd.(1)	145,000	1,262,451
Galaxy Entertainment Group, Ltd.(1)	178,000	595,088
Hang Lung Properties, Ltd.(1)	171,000	298,995
Hang Seng Bank, Ltd.(1)	58,900	995,258
Henderson Land Development Co., Ltd.(1)	88,000	475,183
HK Electric Investments & HK Electric Investments, Ltd.*(1)	187,000	156,250
Hong Kong & China Gas Co., Ltd.(1)	532,400	938,044
Hong Kong Exchanges and Clearing, Ltd.(1)	85,000	1,843,850
Hysan Development Co., Ltd.(1)	47,000	186,603
Link REIT(1)	170,500	962,317
MTR Corp., Ltd.(1)	109,500	504,969
New World Development Co., Ltd.(1)	398,000	333,663
PCCW, Ltd.(1)	310,000	196,536
Power Assets Holdings, Ltd.(1)	105,500	998,165
Sino Land Co., Ltd.(1)	226,000	314,420
SJM Holdings, Ltd.(1)	148,000	90,490
Sun Hung Kai Properties, Ltd.(1)	129,000	1,435,119
Swire Pacific, Ltd., Class A(1)	44,500	435,048
Swire Properties, Ltd.(1)	88,800	229,629
Techtronic Industries Co., Ltd.(1)	104,500	399,973
Wharf Holdings, Ltd.(1)	103,000	514,630
Wheelock & Co., Ltd.(1)	67,000	264,592

		19,234,932

Ireland - 0.4%

Bank of Ireland†(1)	2,119,954	602,078
CRH PLC(1)	62,285	1,592,253
James Hardie Industries PLC CDI(1)	35,168	449,740
Kerry Group PLC, Class A(1)	12,203	1,066,564

		3,710,635

Isle of Man - 0.0%

Genting Singapore PLC#(1)	469,000	251,751

Israel - 0.6%

Azrieli Group, Ltd.(1)	2,769	100,353
Bank Hapoalim BM(1)	81,463	397,999
Bank Leumi Le-Israel BM†(1)	102,146	340,459
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	147,227	329,909
Check Point Software Technologies, Ltd.†#	5,076	421,663
Delek Group, Ltd.(1)	361	57,653
Israel Chemicals, Ltd.(1)	34,306	131,722
Mizrahi Tefahot Bank, Ltd.(1)	10,606	117,059
NICE-Systems, Ltd.(1)	4,513	271,890
Taro Pharmaceutical Industries, Ltd.†	566	82,008
Teva Pharmaceutical Industries, Ltd.(1)	68,838	3,848,004

		6,098,719

Italy - 1.7%

Assicurazioni Generali SpA(1)	87,731	1,209,311
Atlantia SpA(1)	32,184	794,780
Banca Monte dei Paschi di Siena SpA†#(1)	192,260	100,963
Banco Popolare SC†#(1)	28,292	231,264
Enel Green Power SpA(1)	135,300	261,557
Enel SpA(1)	536,508	2,141,083
Eni SpA(1)	192,018	2,685,833
EXOR SpA(1)	7,743	254,132
Finmeccanica SpA†(1)	30,471	313,607
Intesa Sanpaolo SpA(1)	956,385	2,399,608
Intesa Sanpaolo SpA RSP(1)	72,633	169,750
Luxottica Group SpA(1)	12,980	744,245
Mediobanca SpA(1)	46,173	312,117
Prysmian SpA(1)	15,708	318,761
Saipem SpA†#(1)	20,254	8,287
Snam SpA(1)	157,294	845,800
Telecom Italia SpA†(1)	866,247	843,355
Telecom Italia SpA RSP(1)	471,452	360,325
Terna Rete Elettrica Nazionale SpA(1)	117,022	609,991
UniCredit SpA(1)	363,959	1,350,308
Unione di Banche Italiane SpA#(1)	66,263	251,474
UnipolSai SpA(1)	69,887	143,235

		16,349,786

Japan - 20.8%

ABC-Mart, Inc.(1)	1,900	108,923
Acom Co., Ltd.†#(1)	30,900	136,946
Aeon Co., Ltd.#(1)	48,800	637,733
AEON Financial Service Co., Ltd.(1)	8,600	191,178
Aeon Mall Co., Ltd.(1)	8,700	122,935
Air Water, Inc.(1)	12,000	169,047
Aisin Seiki Co., Ltd.(1)	14,700	586,070
Ajinomoto Co., Inc.(1)	43,000	1,051,406
Alfresa Holdings Corp.(1)	13,500	243,418
Alps Electric Co., Ltd.(1)	13,102	213,848
Amada Holdings Co., Ltd.(1)	26,000	240,031
ANA Holdings, Inc.(1)	90,000	254,005
Aozora Bank, Ltd.(1)	88,000	285,466
Asahi Glass Co., Ltd.#(1)	71,000	342,676
Asahi Group Holdings, Ltd.(1)	29,600	867,842
Asahi Kasei Corp.(1)	96,000	540,668
Asics Corp.(1)	12,400	225,463
Astellas Pharma, Inc.(1)	160,000	2,294,406
Bandai Namco Holdings, Inc.(1)	13,600	270,192
Bank of Kyoto, Ltd.(1)	26,000	162,235
Bank of Yokohama, Ltd.(1)	88,000	397,668
Benesse Holdings, Inc.#(1)	5,000	151,604
Bridgestone Corp.(1)	48,900	1,706,678
Brother Industries, Ltd.(1)	18,000	195,905
Calbee, Inc.#(1)	5,500	221,633
Canon, Inc.(1)	80,900	2,259,741
Casio Computer Co., Ltd.#(1)	16,100	295,256
Central Japan Railway Co.(1)	11,000	1,962,032
Chiba Bank, Ltd.(1)	56,000	261,611
Chubu Electric Power Co., Inc.(1)	49,700	653,385
Chugai Pharmaceutical Co., Ltd.(1)	17,100	505,800
Chugoku Bank, Ltd.(1)	12,900	135,563
Chugoku Electric Power Co., Inc.(1)	22,900	305,287
Citizen Holdings Co., Ltd.(1)	20,200	110,656
Credit Saison Co., Ltd.#(1)	11,300	190,671
Dai Nippon Printing Co., Ltd.(1)	43,000	368,410
Dai-ichi Life Insurance Co., Ltd.(1)	82,200	989,579
Daicel Corp.(1)	20,000	254,378
Daihatsu Motor Co., Ltd.#(1)	14,700	203,409
Daiichi Sankyo Co., Ltd.(1)	48,500	1,008,210
Daikin Industries, Ltd.#(1)	17,900	1,194,852
Daito Trust Construction Co., Ltd.(1)	5,400	729,722
Daiwa House Industry Co., Ltd.(1)	46,200	1,258,673
Daiwa Securities Group, Inc.(1)	127,000	746,954
Denso Corp.#(1)	37,300	1,378,100
Dentsu, Inc.#(1)	16,700	773,138
Don Quijote Holdings Co., Ltd.(1)	9,000	299,888
East Japan Railway Co.(1)	25,100	2,197,716
Eisai Co., Ltd.(1)	19,200	1,179,594
Electric Power Development Co., Ltd.(1)	10,800	332,489
FamilyMart Co., Ltd.#(1)	4,500	215,681
FANUC Corp.(1)	14,700	2,151,412
Fast Retailing Co., Ltd.#(1)	4,000	1,105,831
Fuji Electric Co., Ltd.(1)	43,000	146,728
Fuji Heavy Industries, Ltd.(1)	44,200	1,440,802
FUJIFILM Holdings Corp.(1)	35,500	1,326,402
Fujitsu, Ltd.(1)	140,000	510,432
Fukuoka Financial Group, Inc.(1)	58,000	183,209
GungHo Online Entertainment, Inc.#(1)	31,300	74,272
Gunma Bank, Ltd.(1)	28,000	122,669
Hachijuni Bank, Ltd.(1)	31,000	141,819
Hakuhodo DY Holdings, Inc.(1)	17,900	201,665
Hamamatsu Photonics KK(1)	10,600	259,161
Hankyu Hanshin Holdings, Inc.(1)	87,000	555,860
Hikari Tsushin, Inc.(1)	1,200	84,545
Hino Motors, Ltd.(1)	19,300	193,910
Hirose Electric Co., Ltd.#(1)	2,400	269,972
Hiroshima Bank, Ltd.(1)	38,000	141,362
Hisamitsu Pharmaceutical Co., Inc.(1)	4,300	187,087
Hitachi Chemical Co., Ltd.(1)	8,000	129,747
Hitachi Construction Machinery Co., Ltd.#(1)	8,300	114,773
Hitachi High-Technologies Corp.(1)	4,700	124,456
Hitachi Metals, Ltd.(1)	17,000	179,998
Hitachi, Ltd.#(1)	369,000	1,552,200
Hokuhoku Financial Group, Inc.(1)	92,000	136,484
Hokuriku Electric Power Co.(1)	13,000	193,172
Honda Motor Co., Ltd.#(1)	122,800	3,166,505
Hoshizaki Electric Co., Ltd.(1)	2,900	224,182
Hoya Corp.(1)	31,400	1,130,585
Hulic Co., Ltd.(1)	22,500	198,548
Idemitsu Kosan Co., Ltd.(1)	6,700	101,221
IHI Corp.#(1)	104,000	183,948
Iida Group Holdings Co., Ltd.(1)	12,400	226,096

Inpex Corp.(1)	72,500	521,620
Isetan Mitsukoshi Holdings, Ltd.(1)	25,600	296,386
Isuzu Motors, Ltd.#(1)	46,200	460,609
ITOCHU Corp.#(1)	120,700	1,416,518
Itochu Techno-Solutions Corp.(1)	3,400	67,869
Iyo Bank, Ltd.(1)	18,600	128,271
J. Front Retailing Co., Ltd.#(1)	18,400	213,687
Japan Airlines Co., Ltd.(1)	9,300	332,170
Japan Airport Terminal Co., Ltd.#(1)	3,200	111,830
Japan Exchange Group, Inc.(1)	39,800	614,612
Japan Post Bank Co., Ltd.†#(1)	31,000	335,699
Japan Post Holdings Co., Ltd.†(1)	34,400	437,214
Japan Prime Realty Investment Corp.(1)	59	241,975
Japan Real Estate Investment Corp.(1)	91	548,351
Japan Retail Fund Investment Corp.#(1)	176	400,471
Japan Tobacco, Inc.(1)	82,800	3,282,408
JFE Holdings, Inc.#(1)	37,800	449,788
JGC Corp.#(1)	15,000	235,062
Joyo Bank, Ltd.#(1)	51,000	176,194
JSR Corp.(1)	13,700	191,306
JTEKT Corp.#(1)	15,600	211,981
JX Holdings, Inc.(1)	176,100	682,553
Kajima Corp.(1)	63,000	360,466
Kakaku.com, Inc.#(1)	11,300	198,028
Kamigumi Co., Ltd.(1)	17,000	158,867
Kaneka Corp.(1)	21,000	156,644
Kansai Electric Power Co., Inc.†(1)	54,000	591,388
Kansai Paint Co., Ltd.#(1)	17,000	232,130
Kao Corp.(1)	38,300	1,926,637
Kawasaki Heavy Industries, Ltd.(1)	109,000	293,773
KDDI Corp.(1)	131,800	3,350,857
Keihan Electric Railway Co., Ltd.(1)	38,000	262,669
Keikyu Corp.#(1)	35,000	309,626
Keio Corp.(1)	44,000	403,287
Keisei Electric Railway Co., Ltd.(1)	20,000	274,191
Keyence Corp.(1)	3,500	1,802,161
Kikkoman Corp.#(1)	12,000	393,175
Kintetsu Group Holdings Co., Ltd.(1)	140,000	598,888
Kirin Holdings Co., Ltd.(1)	62,900	827,128
Kobe Steel, Ltd.#(1)	234,000	179,199
Koito Manufacturing Co., Ltd.#(1)	7,400	324,624
Komatsu, Ltd.(1)	71,600	1,085,425
Konami Holdings Corp.#(1)	7,600	183,992
Konica Minolta, Inc.(1)	37,200	310,902
Kose Corp.(1)	2,279	195,057
Kubota Corp.(1)	85,000	1,083,720
Kuraray Co., Ltd.(1)	26,500	288,728
Kurita Water Industries, Ltd.#(1)	7,700	167,404
Kyocera Corp.(1)	24,600	1,088,427
Kyowa Hakko Kirin Co., Ltd.(1)	16,000	237,641
Kyushu Electric Power Co., Inc.†#(1)	33,000	330,715
Kyushu Financial Group, Inc.†#(1)	26,100	151,439
Lawson, Inc.#(1)	4,900	376,492
LIXIL Group Corp.(1)	20,400	417,961
M3, Inc.#(1)	14,900	353,284
Mabuchi Motor Co., Ltd.(1)	3,600	157,276
Makita Corp.#(1)	9,200	538,317
Marubeni Corp.#(1)	125,000	623,918
Marui Group Co., Ltd.#(1)	18,300	249,768
Maruichi Steel Tube, Ltd.#(1)	3,500	94,978
Mazda Motor Corp.#(1)	41,700	577,391
McDonald’s Holdings Co. Japan, Ltd.(1)	5,000	116,281
Medipal Holdings Corp.(1)	10,300	157,546
MEIJI Holdings Co., Ltd.(1)	9,200	736,494
Minebea Co., Ltd.#(1)	24,000	175,590
Miraca Holdings, Inc.(1)	4,300	184,538
Mitsubishi Chemical Holdings Corp.#(1)	105,000	527,182
Mitsubishi Corp.(1)	102,000	1,624,410
Mitsubishi Electric Corp.(1)	148,000	1,491,294
Mitsubishi Estate Co., Ltd.(1)	94,000	1,736,878
Mitsubishi Gas Chemical Co., Inc.(1)	28,000	130,294
Mitsubishi Heavy Industries, Ltd.#(1)	232,000	821,866
Mitsubishi Logistics Corp.#(1)	8,000	102,837
Mitsubishi Materials Corp.#(1)	84,000	235,600
Mitsubishi Motors Corp.(1)	50,000	354,468
Mitsubishi Tanabe Pharma Corp.(1)	17,100	306,477
Mitsubishi UFJ Financial Group, Inc.(1)	961,500	4,120,871
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	38,300	164,483
Mitsui & Co., Ltd.#(1)	130,700	1,501,624
Mitsui Chemicals, Inc.#(1)	61,000	198,445
Mitsui Fudosan Co., Ltd.(1)	71,000	1,641,799
Mitsui OSK Lines, Ltd.#(1)	83,000	154,520
Mixi, Inc.(1)	2,800	93,380
Mizuho Financial Group, Inc.(1)	1,771,200	2,594,151
MS&AD Insurance Group Holdings, Inc.(1)	38,500	1,041,878
Murata Manufacturing Co., Ltd.#(1)	15,300	1,829,167
Nabtesco Corp.(1)	8,800	167,619
Nagoya Railroad Co., Ltd.#(1)	63,000	301,004
NEC Corp.(1)	199,000	502,186
Nexon Co., Ltd.(1)	10,000	149,252
NGK Insulators, Ltd.(1)	20,000	354,441
NGK Spark Plug Co., Ltd.(1)	14,000	260,217
NH Foods, Ltd.(1)	12,000	251,927
NHK Spring Co., Ltd.(1)	12,200	110,990
Nidec Corp.(1)	16,600	1,106,960
Nikon Corp.#(1)	26,100	396,167
Nintendo Co., Ltd.(1)	8,000	1,115,717
Nippon Building Fund, Inc.(1)	105	621,192
Nippon Electric Glass Co., Ltd.(1)	29,000	137,471
Nippon Express Co., Ltd.(1)	65,000	286,844
Nippon Paint Holdings Co., Ltd.#(1)	12,000	239,056
Nippon Prologis REIT, Inc.(1)	101	213,936
Nippon Steel & Sumitomo Metal Corp.#(1)	58,300	1,002,318
Nippon Telegraph & Telephone Corp.(1)	56,500	2,417,934
Nippon Yusen KK#(1)	123,000	225,828
Nissan Motor Co., Ltd.(1)	187,400	1,693,818
Nisshin Seifun Group, Inc.(1)	16,200	263,948
Nissin Foods Holdings Co., Ltd.(1)	4,500	206,240

Nitori Holdings Co., Ltd.(1)	5,200	398,267
Nitto Denko Corp.#(1)	12,100	636,476
NOK Corp.(1)	7,200	115,578
Nomura Holdings, Inc.(1)	276,700	1,160,402
Nomura Real Estate Holdings, Inc.(1)	9,500	169,372
Nomura Real Estate Master Fund, Inc.(1)	267	369,808
Nomura Research Institute, Ltd.(1)	9,300	316,644
NSK, Ltd.(1)	35,000	317,985
NTT Data Corp.(1)	9,400	469,314
NTT DOCOMO, Inc.(1)	108,400	2,519,803
NTT Urban Development Corp.(1)	8,700	84,608
Obayashi Corp.(1)	49,000	445,564
OBIC Co., Ltd.(1)	4,900	242,556
Odakyu Electric Railway Co., Ltd.(1)	47,000	539,558
Oji Holdings Corp.(1)	60,000	226,147
Olympus Corp.#(1)	20,800	756,250
Omron Corp.#(1)	15,700	413,021
Ono Pharmaceutical Co., Ltd.(1)	6,200	1,143,779
Oracle Corp. Japan(1)	2,800	136,679
Oriental Land Co., Ltd.(1)	15,200	1,038,889
ORIX Corp.(1)	100,600	1,308,586
Osaka Gas Co., Ltd.#(1)	143,000	543,298
Otsuka Corp.#(1)	3,600	177,559
Otsuka Holdings Co., Ltd.(1)	29,900	1,053,813
Panasonic Corp.(1)	167,130	1,405,980
Park24 Co., Ltd.(1)	7,600	198,481
Rakuten, Inc.(1)	70,600	667,817
Recruit Holdings Co., Ltd.#(1)	10,861	321,518
Resona Holdings, Inc.(1)	170,600	594,311
Ricoh Co., Ltd.(1)	53,800	529,772
Rinnai Corp.(1)	2,700	231,699
Rohm Co., Ltd.(1)	7,200	306,126
Ryohin Keikaku Co., Ltd.(1)	1,814	368,318
Sankyo Co., Ltd.(1)	3,600	131,846
Sanrio Co., Ltd.#(1)	3,600	70,134
Santen Pharmaceutical Co., Ltd.(1)	28,000	428,093
SBI Holdings, Inc.(1)	15,200	137,932
Secom Co., Ltd.(1)	16,200	1,151,486
Sega Sammy Holdings, Inc.#(1)	13,800	145,552
Seibu Holdings, Inc.(1)	9,200	180,629
Seiko Epson Corp.#(1)	19,200	307,769
Sekisui Chemical Co., Ltd.(1)	32,000	353,145
Sekisui House, Ltd.(1)	45,400	736,591
Seven & i Holdings Co., Ltd.#(1)	56,600	2,244,585
Seven Bank, Ltd.#(1)	45,600	194,173
Shikoku Electric Power Co., Inc.#(1)	13,700	195,969
Shimadzu Corp.(1)	17,000	263,560
Shimamura Co., Ltd.(1)	1,600	176,264
Shimano, Inc.(1)	5,900	919,679
Shimizu Corp.(1)	45,000	340,889
Shin-Etsu Chemical Co., Ltd.#(1)	31,500	1,574,522
Shinsei Bank, Ltd.#(1)	125,000	147,768
Shionogi & Co., Ltd.(1)	22,600	964,805
Shiseido Co., Ltd.(1)	27,600	598,900
Shizuoka Bank, Ltd.(1)	40,000	291,564
Showa Shell Sekiyu KK(1)	14,300	111,529
SMC Corp.(1)	4,000	920,471
SoftBank Group Corp.(1)	72,400	3,552,527
Sohgo Security Services Co., Ltd.(1)	4,600	237,548
Sompo Japan Nipponkoa Holdings, Inc.(1)	25,800	738,709
Sony Corp.(1)	95,400	2,011,952
Sony Financial Holdings, Inc.(1)	13,400	186,005
Stanley Electric Co., Ltd.#(1)	10,800	238,736
Sumitomo Chemical Co., Ltd.(1)	114,000	496,243
Sumitomo Corp.(1)	87,100	853,169
Sumitomo Dainippon Pharma Co., Ltd.#(1)	12,000	135,797
Sumitomo Electric Industries, Ltd.(1)	58,100	693,800
Sumitomo Heavy Industries, Ltd.(1)	42,000	172,370
Sumitomo Metal Mining Co., Ltd.#(1)	40,000	427,724
Sumitomo Mitsui Financial Group, Inc.(1)	96,400	2,687,720
Sumitomo Mitsui Trust Holdings, Inc.(1)	254,000	735,520
Sumitomo Realty & Development Co., Ltd.(1)	27,000	738,516
Sumitomo Rubber Industries, Ltd.(1)	13,300	189,385
Suntory Beverage & Food, Ltd.(1)	10,700	452,784
Suruga Bank, Ltd.#(1)	13,000	207,557
Suzuken Co., Ltd.(1)	5,800	188,245
Suzuki Motor Corp.(1)	27,600	686,743
Sysmex Corp.#(1)	11,100	684,732
T&D Holdings, Inc.(1)	45,000	441,513
Taiheiyo Cement Corp.(1)	89,000	188,509
Taisei Corp.(1)	78,000	471,367
Taisho Pharmaceutical Holdings Co., Ltd.(1)	2,400	188,885
Taiyo Nippon Sanso Corp.#(1)	10,000	90,996
Takashimaya Co., Ltd.(1)	20,000	159,467
Takeda Pharmaceutical Co., Ltd.#(1)	59,700	2,832,006
TDK Corp.#(1)	9,300	482,423
Teijin, Ltd.(1)	71,000	227,962
Terumo Corp.#(1)	22,700	773,288
THK Co., Ltd.#(1)	8,600	145,912
Tobu Railway Co., Ltd.(1)	79,000	410,686
Toho Co., Ltd.#(1)	8,500	207,569
Toho Gas Co., Ltd.(1)	30,000	208,806
Tohoku Electric Power Co., Inc.#(1)	35,100	451,202
Tokio Marine Holdings, Inc.(1)	51,200	1,777,222
Tokyo Electric Power Co., Inc.†(1)	111,700	564,155
Tokyo Electron, Ltd.(1)	13,300	799,309
Tokyo Gas Co., Ltd.(1)	178,000	819,310
Tokyo Tatemono Co., Ltd.(1)	15,500	178,126
Tokyu Corp.(1)	87,000	726,193
Tokyu Fudosan Holdings Corp.#(1)	36,900	232,148
TonenGeneral Sekiyu KK(1)	21,000	159,235
Toppan Printing Co., Ltd.(1)	39,000	328,562
Toray Industries, Inc.(1)	111,000	884,981
Toshiba Corp.†#(1)	308,000	475,016
TOTO, Ltd.#(1)	10,500	300,560
Toyo Seikan Group Holdings, Ltd.#(1)	12,400	209,855
Toyo Suisan Kaisha, Ltd.(1)	6,000	214,701
Toyoda Gosei Co., Ltd.(1)	4,900	93,341
Toyota Industries Corp.(1)	12,500	523,122
Toyota Motor Corp.(1)	206,000	10,722,112

Toyota Tsusho Corp.(1)	16,200	325,879
Trend Micro, Inc.(1)	7,900	286,675
Unicharm Corp.#(1)	28,800	624,489
United Urban Investment Corp.(1)	191	299,959
USS Co., Ltd.(1)	17,099	268,394
West Japan Railway Co.(1)	12,700	741,393
Yahoo Japan Corp.#(1)	110,200	432,924
Yakult Honsha Co., Ltd.#(1)	6,600	314,279
Yamada Denki Co., Ltd.#(1)	51,200	250,906
Yamaguchi Financial Group, Inc.#(1)	15,000	140,830
Yamaha Corp.(1)	12,800	356,017
Yamaha Motor Co., Ltd.(1)	20,200	299,287
Yamato Holdings Co., Ltd.(1)	26,800	541,572
Yamazaki Baking Co., Ltd.(1)	9,000	170,280
Yaskawa Electric Corp.#(1)	17,400	207,929
Yokogawa Electric Corp.#(1)	16,200	155,878
Yokohama Rubber Co., Ltd.(1)	7,500	119,265

		194,704,219

Jersey - 1.0%

Experian PLC(1)	73,170	1,193,847
Glencore PLC#(1)	921,489	1,691,348
Petrofac, Ltd.#(1)	19,723	246,971
Randgold Resources, Ltd.(1)	6,735	613,754
Shire PLC(1)	45,195	2,358,341
Wolseley PLC(1)	19,905	1,017,700
WPP PLC(1)	98,752	2,075,716

		9,197,677

Luxembourg - 0.2%

ArcelorMittal#(1)	78,196	299,411
Millicom International Cellular SA SDR(1)	5,078	243,069
RTL Group SA(1)	3,002	250,601
SES SA FDR(1)	23,526	616,483
Tenaris SA#(1)	36,410	395,715

		1,805,279

Mauritius - 0.0%

Golden Agri-Resources, Ltd.#(1)	544,000	143,100

Netherlands - 3.3%

Aegon NV(1)	140,574	698,916
AerCap Holdings NV†	6,683	238,784
Airbus Group SE(1)	44,515	2,882,950
Akzo Nobel NV(1)	18,759	1,102,710
Altice NV, Class A†#(1)	27,837	394,778
Altice NV, Class B†(1)	6,635	95,960
ASML Holding NV(1)	26,147	2,385,452
Boskalis Westminster NV(1)	6,682	241,804
CNH Industrial NV#(1)	71,772	474,990
Ferrari NV†#	6,841	264,860
Fiat Chrysler Automobiles NV#(1)	68,416	468,155
Gemalto NV(1)	6,122	386,901
Heineken Holding NV(1)	7,781	561,701
Heineken NV(1)	17,699	1,423,447
ING Groep NV CVA(1)	291,610	3,418,379
Koninklijke Ahold NV(1)	62,920	1,377,214
Koninklijke DSM NV(1)	13,410	659,432
Koninklijke KPN NV(1)	245,133	902,168
Koninklijke Philips NV(1)	71,350	1,804,036
Koninklijke Vopak NV#(1)	5,428	246,718
Mobileye NV†#	6,110	198,331
NN Group NV(1)	17,846	547,366
NXP Semiconductors NV†	10,224	728,358
OCI NV†#(1)	6,560	118,291
QIAGEN NV†(1)	16,489	349,810
Randstad Holding NV(1)	9,820	503,929
RELX NV(1)	76,733	1,255,682
STMicroelectronics NV(1)	50,134	285,408
TNT Express NV(1)	33,779	289,063
Unilever NV CVA(1)	122,571	5,240,279
Wolters Kluwer NV(1)	23,393	882,857

		30,428,729

New Zealand - 0.2%

Auckland International Airport, Ltd.(1)	75,233	302,201
Contact Energy, Ltd.(1)	53,878	159,217
Fletcher Building, Ltd.(1)	53,865	253,218
Meridian Energy, Ltd.(1)	94,457	154,351
Mighty River Power, Ltd.#(1)	51,050	88,802
Ryman Healthcare, Ltd.#(1)	29,175	153,808
Spark New Zealand, Ltd.(1)	141,395	320,788

		1,432,385

Norway - 0.5%

DNB ASA(1)	75,662	867,440
Gjensidige Forsikring ASA(1)	15,648	245,417
Norsk Hydro ASA#(1)	103,911	410,902
Orkla ASA(1)	63,821	526,343
Schibsted ASA#(1)	5,633	153,852
Schibsted ASA, Class B†(1)	6,753	177,127
Statoil ASA#(1)	84,465	1,226,596
Telenor ASA(1)	57,190	852,004
Yara International ASA(1)	13,858	536,172

		4,995,853

Papua New Guinea - 0.1%

Oil Search, Ltd.(1)	102,290	487,230

Portugal - 0.1%

Banco Comercial Portugues SA†#(1)	2,719,684	101,323
Banco Espirito Santo SA†(2)(3)	213,818	13,956
EDP - Energias de Portugal SA#(1)	178,488	552,058
Galp Energia SGPS SA(1)	29,340	321,008
Jeronimo Martins SGPS SA(1)	19,273	271,579

		1,259,924

Singapore - 1.1%

Ascendas Real Estate Investment Trust(1)	158,000	271,932
CapitaLand Commercial Trust, Ltd.(1)	155,000	157,650
CapitaLand Mall Trust(1)	187,000	291,262
CapitaLand, Ltd.#(1)	197,000	417,404
City Developments, Ltd.(1)	31,000	156,718
ComfortDelGro Corp., Ltd.(1)	157,000	336,034
DBS Group Holdings, Ltd.(1)	132,000	1,274,508
Global Logistic Properties, Ltd.#(1)	238,000	297,802
Hutchison Port Holdings Trust(1)	438,000	206,289

Jardine Cycle & Carriage, Ltd.#(1)	8,000	219,261
Keppel Corp., Ltd.#(1)	110,000	406,748
Oversea-Chinese Banking Corp., Ltd.#(1)	226,000	1,296,784
Sembcorp Industries, Ltd.#(1)	75,000	142,880
Sembcorp Marine, Ltd.#(1)	63,000	68,547
Singapore Airlines, Ltd.(1)	42,000	347,350
Singapore Exchange, Ltd.(1)	61,000	315,450
Singapore Press Holdings, Ltd.#(1)	124,000	328,060
Singapore Technologies Engineering, Ltd.(1)	119,000	252,994
Singapore Telecommunications, Ltd.(1)	614,000	1,628,392
StarHub, Ltd.(1)	46,000	111,544
Suntec Real Estate Investment Trust#(1)	173,000	205,244
United Overseas Bank, Ltd.(1)	97,000	1,184,862
UOL Group, Ltd.(1)	35,000	140,886
Wilmar International, Ltd.#(1)	146,000	322,816
Yangzijiang Shipbuilding Holdings, Ltd.(1)	146,000	94,146

		10,475,563

Spain - 2.8%

Abertis Infraestructuras SA(1)	38,768	579,268
ACS Actividades de Construccion y Servicios SA(1)	13,353	344,546
Aena SA†*(1)	5,147	583,212
Amadeus IT Holding SA, Class A(1)	32,990	1,324,949
Banco Bilbao Vizcaya Argentaria SA(1)	476,245	3,019,482
Banco de Sabadell SA#(1)	371,323	590,147
Banco Popular Espanol SA#(1)	136,615	323,779
Banco Santander SA(1)	1,091,535	4,390,988
Bankia SA#(1)	353,009	299,044
Bankinter SA(1)	51,748	340,295
CaixaBank SA(1)	196,776	560,118
Distribuidora Internacional de Alimentacion SA#(1)	47,731	239,048
Enagas SA(1)	15,529	436,938
Endesa SA(1)	23,965	431,349
Ferrovial SA(1)	33,829	649,776
Gas Natural SDG SA(1)	26,893	470,576
Grifols SA(1)	23,058	501,970
Iberdrola SA(1)	406,360	2,626,231
Industria de Diseno Textil SA(1)	82,114	2,539,884
International Consolidated Airlines Group SA(1)	61,901	471,105
Mapfre SA(1)	71,430	138,820
Red Electrica Corp. SA(1)	8,328	659,952
Repsol SA#(1)	82,547	847,652
Telefonica SA(1)	338,363	3,363,087
Zardoya Otis SA#(1)	12,998	138,114

		25,870,330

Sweden - 2.7%

Alfa Laval AB(1)	24,073	376,142
Assa Abloy AB, Class B(1)	77,406	1,480,794
Atlas Copco AB, Class A(1)	51,821	1,166,504
Atlas Copco AB, Class B(1)	30,011	629,814
Boliden AB(1)	21,032	314,772
Electrolux AB, Series B(1)	18,646	438,328
Getinge AB, Class B(1)	15,438	341,750
Hennes & Mauritz AB, Class B(1)	71,663	2,320,683
Hexagon AB, Class B(1)	19,700	671,115
Husqvarna AB, Class B(1)	31,435	199,509
ICA Gruppen AB(1)	5,922	175,804
Industrivarden AB, Class C(1)	12,344	190,167
Investment AB Kinnevik, Class B(1)	18,127	450,572
Investor AB, Class B(1)	35,084	1,164,356
Lundin Petroleum AB†(1)	16,970	264,247
Nordea Bank AB(1)	230,221	2,294,757
Sandvik AB(1)	81,291	738,506
Securitas AB, Class B(1)	24,189	361,964
Skandinaviska Enskilda Banken AB, Class A(1)	116,631	1,135,607
Skanska AB, Class B(1)	29,319	625,038
SKF AB, Class B(1)	30,423	500,849
Svenska Cellulosa AB SCA, Class B(1)	45,557	1,353,020
Svenska Handelsbanken AB, Class A(1)	115,407	1,471,438
Swedbank AB, Class A(1)	68,047	1,372,377
Swedish Match AB(1)	15,670	504,567
Tele2 AB, Class B(1)	24,641	203,126
Telefonaktiebolaget LM Ericsson, Class B(1)	229,049	2,109,242
TeliaSonera AB(1)	197,814	909,703
Volvo AB, Class B(1)	116,744	1,173,685

		24,938,436

Switzerland - 8.4%

ABB, Ltd.(1)	165,444	2,947,315
Actelion, Ltd.†(1)	7,764	1,074,700
Adecco SA(1)	12,494	723,356
Aryzta AG#(1)	6,836	325,095
Baloise Holding AG(1)	3,658	459,540
Barry Callebaut AG#(1)	170	178,630
Chocoladefabriken Lindt & Spruengli AG(1)	8	549,066
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)(1)	70	399,332
Cie Financiere Richemont SA(1)	39,345	2,503,717
Coca-Cola HBC AG(1)	15,242	290,431
Credit Suisse Group AG(1)	135,341	1,813,172
Dufry AG†#(1)	3,056	319,039
EMS-Chemie Holding AG(1)	638	295,651
Galenica AG#(1)	294	440,382
Geberit AG(1)	2,869	1,030,503
Givaudan SA(1)	703	1,310,685
Julius Baer Group, Ltd.(1)	17,359	691,137
Kuehne & Nagel International AG(1)	4,202	544,806
LafargeHolcim, Ltd.†(1)	31,964	1,262,442
Lonza Group AG†(1)	4,067	615,422
Nestle SA(1)	240,290	16,830,715
Novartis AG(1)	171,477	12,238,351
Pargesa Holding SA (BR)(1)	2,378	139,745

Partners Group Holding AG(1)	1,212	438,159
Roche Holding AG(1)	52,981	13,570,516
Schindler Holding AG(1)	1,653	279,926
Schindler Holding AG (Participation Certificate)(1)	3,353	559,702
SGS SA(1)	422	847,692
Sika AG (BR)†(1)	167	633,630
Sonova Holding AG(1)	4,169	499,331
Sulzer AG#(1)	1,042	97,962
Swatch Group AG (BR)#(1)	2,388	825,885
Swatch Group AG(1)	3,839	266,090
Swiss Life Holding AG(1)	2,471	600,472
Swiss Prime Site AG(1)	4,446	371,012
Swiss Re AG(1)	26,498	2,345,210
Swisscom AG(1)	1,950	950,303
Syngenta AG(1)	7,011	2,816,764
Transocean, Ltd.#(1)	26,925	232,776
UBS Group AG(1)	275,455	4,197,190
Zurich Insurance Group AG(1)	11,432	2,415,099

		78,930,951

United Arab Emirates - 0.0%

Orascom Construction, Ltd.†(1)	3,280	17,392

United Kingdom - 16.5%

3i Group PLC(1)	75,375	455,098
Aberdeen Asset Management PLC(1)	71,615	237,127
Admiral Group PLC(1)	14,649	351,186
Aggreko PLC#(1)	20,010	244,557
Amec Foster Wheeler PLC(1)	29,739	155,185
Anglo American PLC#(1)	107,372	703,370
Antofagasta PLC#(1)	30,317	205,743
ARM Holdings PLC(1)	107,333	1,473,601
Ashtead Group PLC(1)	38,576	490,202
Associated British Foods PLC(1)	26,744	1,258,557
AstraZeneca PLC(1)	95,235	5,402,807
Auto Trader Group PLC*(1)	56,435	283,197
Aviva PLC(1)	306,128	1,845,824
Babcock International Group PLC(1)	19,102	242,073
BAE Systems PLC(1)	240,773	1,709,927
Barclays PLC(1)	1,272,200	3,005,987
Barratt Developments PLC(1)	75,519	618,606
BHP Billiton PLC(1)	158,704	1,588,073
BP PLC(1)	1,377,486	6,678,361
British American Tobacco PLC(1)	140,686	7,658,041
British Land Co. PLC(1)	73,869	672,462
BT Group PLC(1)	635,530	4,268,036
Bunzl PLC(1)	25,950	693,507
Burberry Group PLC(1)	34,225	626,853
Capita PLC(1)	51,143	707,831
Carnival PLC(1)	14,428	713,094
Centrica PLC(1)	382,058	1,097,072
Cobham PLC(1)	87,133	310,896
Compass Group PLC(1)	124,594	2,180,636
Croda International PLC(1)	10,751	442,455
CYBG PLC†	49,644	130,593
Diageo PLC(1)	189,397	4,871,149
Direct Line Insurance Group PLC(1)	105,369	566,300
Dixons Carphone PLC(1)	75,550	454,389
easyJet PLC#(1)	12,519	261,767
Fresnillo PLC#(1)	16,739	232,371
G4S PLC(1)	117,842	338,280
GKN PLC(1)	128,565	490,270
GlaxoSmithKline PLC(1)	366,320	7,113,429
Hammerson PLC#(1)	59,759	453,971
Hargreaves Lansdown PLC(1)	18,475	315,075
HSBC Holdings PLC(1)	1,474,224	9,361,723
ICAP PLC(1)	43,101	259,322
IMI PLC(1)	21,048	246,710
Imperial Brands PLC(1)	72,085	3,726,009
Inmarsat PLC(1)	33,236	449,525
InterContinental Hotels Group PLC(1)	18,598	700,338
Intertek Group PLC(1)	12,588	508,548
Intu Properties PLC#(1)	69,258	287,030
Investec PLC(1)	42,755	278,141
ITV PLC(1)	291,832	1,002,938
J Sainsbury PLC#(1)	95,521	336,413
Johnson Matthey PLC(1)	15,105	532,660
Kingfisher PLC(1)	173,523	802,326
Land Securities Group PLC(1)	60,511	843,613
Legal & General Group PLC(1)	453,099	1,415,160
Lloyds Banking Group PLC(1)	4,306,441	4,289,077
London Stock Exchange Group PLC(1)	23,772	876,971
Lonmin PLC†#(1)	86	111
Marks & Spencer Group PLC(1)	124,458	732,875
Meggitt PLC(1)	61,120	352,982
Melrose Industries PLC(1)	11,343	51,730
Merlin Entertainments PLC*(1)	49,290	312,652
Mondi PLC(1)	27,902	496,899
National Grid PLC(1)	282,558	3,772,330
Next PLC(1)	11,108	1,044,240
Old Mutual PLC(1)	374,646	873,998
Pearson PLC#(1)	63,277	751,193
Persimmon PLC(1)	23,404	707,274
Provident Financial PLC(1)	10,990	495,814
Prudential PLC(1)	193,783	3,345,526
Reckitt Benckiser Group PLC(1)	48,267	4,392,798
RELX PLC(1)	84,140	1,444,622
Rexam PLC(1)	54,162	459,567
Rio Tinto PLC(1)	94,491	2,476,700
Rolls-Royce Holdings PLC(1)	141,166	1,315,478
Royal Bank of Scotland Group PLC†(1)	261,981	814,406
Royal Dutch Shell PLC, Class A(1)	295,808	6,732,195
Royal Dutch Shell PLC, Class B(1)	299,979	6,817,709
Royal Mail PLC(1)	68,116	427,708
RSA Insurance Group PLC(1)	77,858	467,289
SABMiller PLC(1)	73,122	4,248,447
Sage Group PLC(1)	82,128	677,501
Schroders PLC(1)	9,722	349,842
Segro PLC(1)	58,490	337,390
Severn Trent PLC(1)	18,287	540,905
Sky PLC(1)	78,955	1,138,393
Smith & Nephew PLC(1)	67,210	1,088,902
Smiths Group PLC(1)	30,696	423,572
Sports Direct International PLC†(1)	21,654	121,269
SSE PLC(1)	75,180	1,439,516

St James’s Place PLC(1)	39,558	466,886
Standard Chartered PLC(1)	246,415	1,469,949
Standard Life PLC(1)	152,375	700,214
Tate & Lyle PLC(1)	36,031	293,641
Taylor Wimpey PLC(1)	247,838	640,354
Tesco PLC†(1)	620,208	1,552,844
Travis Perkins PLC(1)	19,395	480,325
Unilever PLC(1)	96,645	4,136,506
United Utilities Group PLC(1)	51,834	664,466
Vodafone Group PLC(1)	2,000,892	6,083,735
Weir Group PLC(1)	16,616	218,071
Whitbread PLC(1)	14,185	768,416
William Hill PLC(1)	68,324	388,054
WM Morrison Supermarkets PLC#(1)	161,680	444,963

		154,424,719

Total Common Stocks
(cost $952,876,913)		842,107,464

EXCHANGE-TRADED FUNDS - 3.4%

iShares MSCI EAFE ETF# (cost $37,955,967)	593,290	31,800,344

RIGHTS - 0.0%
Italy - 0.0%

Enel Green Power SpA Expires 03/21/2016	135,300	6

Spain - 0.0%

Banco Popular Espanol SA# Expires 03/16/2016	136,615	3,121

Total Rights
(cost $3,007)		3,127

Total Long-Term Investment Securities
(cost $990,835,887)		873,910,935

SHORT-TERM INVESTMENT SECURITIES - 12.9%
Registered Investment Companies - 9.6%

State Street Navigator Securities Lending Prime Portfolio 0.49%(4)(5)	90,076,383	90,076,383

U.S. Government Treasuries - 3.3%

United States Treasury Bills
0.15% due 03/03/2016	$15,000,000	14,999,880
0.26% due 03/17/2016(6)	5,950,000	5,949,423
0.27% due 03/10/2016	10,000,000	9,999,570

		30,948,873

Total Short-Term Investment Securities
(cost $121,024,905)		121,025,256

REPURCHASE AGREEMENTS - 2.2%

State Street Bank and Trust Co. Joint Repurchase Agreement(7) (cost $20,717,000)	20,717,000	20,717,000

TOTAL INVESTMENTS -
(cost $1,132,577,792) (8)	108.6%	1,015,653,191
Liabilities in excess of other assets	(8.6)	(80,471,503)

NET ASSETS —	100.0%	$935,181,688

#	The security or a portion thereof is out on loan.

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $1,799,488 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $839,913,644 representing 89.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $13,956 representing 0.0% of net assets.
(4)	At February 29, 2016, the Fund had loaned securities with a total value of $100,052,804. This was secured by collateral of $90,076,383, which was received in cash and subsequently invested in short-term investments currently valued at $90,076,383 as reported in the Portfolio of Investments. Additional collateral of $14,974,360 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
Federal Home Loan Mtg. Corp.	2.75% to 3.50%	01/15/2028 to 12/01/2041	$2,062,352
Federal National Mtg. Assoc.	2.00% to 4.32%	10/25/2029 to 10/01/2041	10,428,199
United States Treasury Bills	0.00%	03/17/2016 to 07/21/2016	192,786
United States Treasury Notes/Bonds	0.13% to 3.88%	04/15/2016 to 11/15/2045	2,291,023

(5)	The rate shown is the 7-day yield as of February 29, 2016.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	See Note 3 for details of Joint Repurchase Agreements.
(8)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depositary Receipt
BR	- Bearer Shares
CDI	- Chess Depositary Interest
CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Federal Depositary Receipt
RSP	- Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	- Swedish Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)

751	Long	E-Mini MSCI EAFE Index	March 2016	$62,311,948	$58,014,750	$(4,297,198)

Industry Allocation*

Registered Investment Companies	9.6%
Medical-Drugs	8.5
Banks-Commercial	6.8
Diversified Banking Institutions	4.4
Auto-Cars/Light Trucks	3.6
Oil Companies-Integrated	3.5
Exchange-Traded Funds	3.4
U.S. Government Treasuries	3.3
Telephone-Integrated	3.2
Food-Misc./Diversified	2.8
Repurchase Agreements	2.2
Insurance-Life/Health	2.2
Electric-Integrated	2.1
Insurance-Multi-line	2.0
Cosmetics & Toiletries	1.9
Brewery	1.8
Real Estate Investment Trusts	1.7
Tobacco	1.7
Chemicals-Diversified	1.4
Food-Retail	1.3
Transport-Rail	1.3
Cellular Telecom	1.0
Real Estate Operations & Development	0.9
Gas-Distribution	0.9
Machinery-Electrical	0.9
Retail-Apparel/Shoe	0.8
Electronic Components-Misc.	0.8
Diversified Manufacturing Operations	0.8
Import/Export	0.8
Insurance-Reinsurance	0.8
Beverages-Wine/Spirits	0.7
Chemicals-Specialty	0.7
Soap & Cleaning Preparation	0.7
Auto/Truck Parts & Equipment-Original	0.7
Insurance-Property/Casualty	0.7
Diversified Minerals	0.7
Metal-Diversified	0.6
Enterprise Software/Service	0.6
Finance-Other Services	0.6
Building & Construction-Misc.	0.6
Rubber-Tires	0.5
Industrial Gases	0.5
Real Estate Management/Services	0.5
Commercial Services	0.5
Retail-Jewelry	0.5
Transport-Services	0.5
Building & Construction Products-Misc.	0.5
Building-Residential/Commercial	0.5
Building-Heavy Construction	0.5
Telecom Services	0.5
Machinery-General Industrial	0.4
Aerospace/Defense	0.4
Building Products-Cement	0.4
Medical-Generic Drugs	0.4
Agricultural Chemicals	0.4
Textile-Apparel	0.4
Medical Products	0.4
Audio/Video Products	0.4
Semiconductor Equipment	0.4
Dialysis Centers	0.4
Office Automation & Equipment	0.4
Aerospace/Defense-Equipment	0.3
Finance-Investment Banker/Broker	0.3
Electronic Components-Semiconductors	0.3
Machinery-Construction & Mining	0.3
Food-Catering	0.3
Multimedia	0.3
Steel-Producers	0.3
Investment Companies	0.3
Oil Companies-Exploration & Production	0.3
Public Thoroughfares	0.3
Medical-Biomedical/Gene	0.3
Power Converter/Supply Equipment	0.3
Retail-Drug Store	0.3
Hotels/Motels	0.3
Water	0.3
Metal Processors & Fabrication	0.3
Human Resources	0.3
Diversified Operations	0.3
Apparel Manufacturers	0.3
Photo Equipment & Supplies	0.3
Computers-Integrated Systems	0.3
Airport Development/Maintenance	0.3
Electric Products-Misc.	0.2
Distribution/Wholesale	0.2
Airlines	0.2
Industrial Automated/Robotic	0.2
Retail-Major Department Stores	0.2
Athletic Footwear	0.2
Networking Products	0.2
Television	0.2
Advertising Agencies	0.2
Medical Instruments	0.2
Computer Services	0.2
Electronic Measurement Instruments	0.2
Casino Hotels	0.2
Oil Refining & Marketing	0.2
Optical Supplies	0.2
Advertising Services	0.2
Auto-Heavy Duty Trucks	0.2
Paper & Related Products	0.2
Machinery-Farming	0.2
Finance-Leasing Companies	0.2
Wireless Equipment	0.2
Electronics-Military	0.2
Web Portals/ISP	0.2
Gold Mining	0.2
Machine Tools & Related Products	0.2
Retail-Building Products	0.2
Electric-Transmission	0.2
Applications Software	0.2
Cable/Satellite TV	0.1
Security Services	0.1
Transport-Marine	0.1
Building Products-Air & Heating	0.1
Satellite Telecom	0.1
Toys	0.1
Resorts/Theme Parks	0.1
Transactional Software	0.1
Commercial Services-Finance	0.1
Energy-Alternate Sources	0.1
Food-Confectionery	0.1
Diversified Operations/Commercial Services	0.1
Retail-Discount	0.1
Publishing-Periodicals	0.1
Telecommunication Equipment	0.1
Beverages-Non-alcoholic	0.1
Bicycle Manufacturing	0.1
Containers-Paper/Plastic	0.1
Gas-Transportation	0.1
Pipelines	0.1
Computer Aided Design	0.1
Retail-Vision Service Center	0.1
Semiconductor Components-Integrated Circuits	0.1
Cruise Lines	0.1

Medical-Hospitals	0.1
Printing-Commercial	0.1
Diversified Financial Services	0.1
Retail-Misc./Diversified	0.1
Travel Services	0.1
E-Commerce/Products	0.1
Appliances	0.1
Finance-Consumer Loans	0.1
Retail-Convenience Store	0.1
Transport-Truck	0.1
Tools-Hand Held	0.1
Steel Pipe & Tube	0.1
Rental Auto/Equipment	0.1
Computers-Memory Devices	0.1
Retail-Home Furnishings	0.1
Leisure Products	0.1

108.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$56,321,202	**	$0	$56,321,202
Portugal	—	1,245,968	**	13,956	1,259,924
Other Countries	2,179,864	782,346,474	**	—	784,526,338
Exchange-Traded Funds	31,800,344	—		—	31,800,344
Rights	3,127	—		—	3,127
Short-Term Investment Securities:
Registered Investment Companies	90,076,383	—		—	90,076,383
U.S. Government Treasuries	—	30,948,873		—	30,948,873
Repurchase Agreements	—	20,717,000		—	20,717,000

Total Investments at Value	$124,059,718	$891,579,517		$13,956	$1,015,653,191

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$4,297,198	$—		$—	$4,297,198

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Principal Amount**		Value (Note 1)
CORPORATE BONDS & NOTES - 9.2%
Belgium - 0.3%

Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	$463,841

Brazil - 0.4%

Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(1)	BRL	1,600,000	393,669
BRF SA Senior Notes 7.75% due 05/22/2018*(1)	BRL	500,000	102,726
Oi SA Senior Notes 9.75% due 09/15/2016*(1)	BRL	500,000	78,445
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		250,000	113,675

			688,515

British Virgin Islands - 0.6%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		275,000	265,604
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		320,000	281,600
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	121,000
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	251,652
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	218,454

			1,138,310

Cayman Islands - 0.4%

Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017		200,000	206,241
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	202,929
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024		250,000	237,025

			646,195

Chile - 0.4%

Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		200,000	185,522
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		250,000	230,706
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		300,000	301,009

			717,237

China - 0.1%

Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		220,000	227,710

Colombia - 0.3%

Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	230,100
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	22,350
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	195,750

			448,200

Croatia - 0.1%

Hrvatska Elektroprivreda Senior Notes 5.88% due 10/23/2022*		200,000	203,829

India - 0.1%

Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		250,000	248,843

Indonesia - 0.4%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	312,567
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		400,000	368,500

			681,067

Kazakhstan - 0.3%

KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	248,575
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021		200,000	198,860

			447,435

Luxembourg - 1.1%

Cosan Luxembourg SA Company Guar. Notes 5.00% due 03/14/2023		300,000	246,750
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(1)	BRL	825,000	166,005
Evraz Group SA Senior Notes 8.25% due 01/28/2021		220,000	215,758

Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	177,194
Gazprom OAO Via Gaz Capital SA Senior Notes 6.51% due 03/07/2022		200,000	203,410
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	177,500
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2021		230,000	216,200
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		260,000	267,499
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		270,000	225,788

			1,896,104

Malaysia - 0.1%

Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		200,000	199,077

Mexico - 0.5%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	312,325
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025*		200,000	187,000
Nemak SAB de CV Senior Notes 5.50% due 02/28/2023		225,000	223,875
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*		185,000	192,354

			915,554

Netherlands - 0.5%

Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		200,000	211,694
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	445,984
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023		200,000	182,128

			839,806

Nigeria - 0.1%

Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		275,000	242,709

Panama - 0.2%

Banco Internacional del Peru SAA/Panama Senior Notes 5.75% due 10/07/2020		250,000	267,250

Peru - 0.2%

Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	142,500
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	185,500

			328,000

Singapore - 0.3%

Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	206,002
Theta Capital Pte, Ltd. Company Guar. Notes 6.13% due 11/14/2020		300,000	283,559

			489,561

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	278,678

South Korea - 0.1%

KEB Hana Bank Sub. Notes 4.38% due 09/30/2024*		200,000	209,077

Sweden - 0.4%

PKO Bank Polski SA Senior Notes 4.63% due 09/26/2022*		305,000	312,366
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	404,222

			716,588

Thailand - 0.7%

Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	506,296
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		300,000	318,271
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	205,307
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	200,740

			1,230,614

Turkey - 0.5%

Akbank TAS Senior Notes 5.00% due 10/24/2022		275,000	268,400

Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022		300,000	252,075
Arcelik AS Senior Notes 5.00% due 04/03/2023		250,000	231,792
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	188,345

			940,612

United Arab Emirates - 0.1%

DP World, Ltd. Senior Notes 6.85% due 07/02/2037		230,000	222,813

United Kingdom - 0.1%

Petra Diamonds US Treasury PLC Sec. Notes 8.25% due 05/31/2020*		200,000	156,000
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	104,810

			260,810

United States - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#		200,000	180,520
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	206,181
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	503,509

			890,210

Venezuela - 0.2%

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	93,780
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		1,100,000	344,850

			438,630

Total Corporate Bonds & Notes
(cost $18,113,255)			16,277,275

FOREIGN GOVERNMENT OBLIGATIONS - 64.8%
Angola - 0.3%

Republic of Angola Senior Notes 9.50% due 11/12/2025*		455,000	389,025
Republic of Angola Senior Notes 9.50% due 11/12/2025		200,000	171,000

			560,025

Armenia - 0.6%

Republic of Armenia Notes 7.15% due 03/26/2025*		430,000	413,875
Republic of Armenia Notes 7.15% due 03/26/2025		600,000	577,500

			991,375

Austria - 0.3%
Republic of Austria Senior Notes 4.85% due 03/15/2026*	EUR	370,000	577,828

Azerbaijan - 0.6%

Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024		1,200,000	1,101,648

Belgium - 1.8%

Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,190,729
Kingdom of Belgium Bonds 5.50% due 03/28/2028	EUR	600,000	1,013,437

			3,204,166

Brazil - 1.0%

Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023		600,000	486,000
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		200,000	195,000
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		300,000	212,250
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		700,000	542,500
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	279,000

			1,714,750

Canada - 0.3%

Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	463,652

Colombia - 0.5%

Republic of Colombia Senior Notes 4.00% due 02/26/2024		500,000	481,250

Republic of Colombia Senior Notes 4.50% due 01/28/2026		340,000	328,100

			809,350

Costa Rica - 0.6%

Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		350,000	297,500
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	144,000
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		500,000	360,000
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		250,000	211,250

			1,012,750

Croatia - 1.0%

Republic of Croatia Senior Notes 3.00% due 03/11/2025	EUR	640,000	647,280
Republic of Croatia Senior Bonds 5.50% due 04/04/2023		650,000	677,503
Republic of Croatia Senior Notes 6.75% due 11/05/2019		500,000	543,910

			1,868,693

Denmark - 0.4%

Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	4,300,000	703,708

Dominican Republic - 1.1%

Dominican Republic Senior Notes 5.50% due 01/27/2025*		300,000	288,750
Dominican Republic Senior Bonds 5.88% due 04/18/2024		300,000	297,000
Dominican Republic Notes 6.88% due 01/29/2026*		335,000	345,887
Dominican Republic Senior Bonds 7.45% due 04/30/2044		300,000	297,750
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	420,225
Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	331,500

			1,981,112

Egypt - 0.2%

Government of Egypt Senior Notes 5.88% due 06/11/2025		350,000	300,125

El Salvador - 0.8%

Republic of El Salvador Senior Notes 5.88% due 01/30/2025		200,000	168,500
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		450,000	444,375
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		800,000	652,000
Republic of El Salvador Senior Notes 7.65% due 06/15/2035		200,000	165,500

			1,430,375

Finland - 0.4%

Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	440,000	648,983

France - 2.4%

Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	563,854
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	656,762
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	2,006,376
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	1,090,196
Government of France Bonds 5.50% due 04/25/2029	EUR	347	599

			4,317,787

Georgia - 0.2%

Republic of Georgia Notes 6.88% due 04/12/2021		400,000	420,000

Germany - 3.7%

Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	500,000	564,906
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,003,250
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	1,580,000	1,952,300
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	1,710,000	3,053,006

			6,573,462

Guatemala - 0.2%

Republic of Guatemala Senior Notes 4.88% due 02/13/2028		200,000	191,500
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		200,000	209,500

			401,000

Hungary - 0.9%

Republic of Hungary Senior Notes 5.38% due 03/25/2024		400,000	444,468
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	348,154
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		300,000	340,296
Republic of Hungary Senior Notes 7.63% due 03/29/2041		400,000	550,800

			1,683,718

Indonesia - 1.0%

Republic of Indonesia Senior Notes 3.38% due 07/30/2025	EUR	500,000	515,369
Republic of Indonesia Senior Notes 4.75% due 01/08/2026*		700,000	723,584
Republic of Indonesia Senior Notes 5.95% due 01/08/2046*		470,000	487,635

			1,726,588

Italy - 6.3%

Republic of Italy Bonds 4.25% due 09/01/2019	EUR	1,000,000	1,242,286
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,269,985
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	1,023,874
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	1,150,000	1,531,921
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	820,000	1,170,612
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	997,994
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	1,200,000	1,969,096
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	916,892

			11,122,660

Jamaica - 0.1%
Government of Jamaica Senior Notes 7.63% due 07/09/2025		230,000	251,275

Japan - 16.4%

Government of Japan Senior Notes 0.40% due 06/20/2025	JPY	120,000,000	1,113,104
Government of Japan Senior Notes 0.40% due 09/20/2025	JPY	250,000,000	2,318,833
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,941,496
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,733,065
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,238,076
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,895,969
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,385,309
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,760,678
Government of Japan Senior Notes 1.50% due 03/20/2033	JPY	170,000,000	1,793,070
Government of Japan Senior Bonds 1.50% due 12/20/2044	JPY	200,000,000	2,050,588
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	62,500,000	562,791
Government of Japan Senior Notes 1.80% due 06/20/2030	JPY	100,000,000	1,089,353
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	580,826
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,459,585

Government of Japan Senior Notes 1.90% due 12/20/2028	JPY	100,000,000	1,090,080
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	285,000,000	3,219,586
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,433,673
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	400,036

			29,066,118

Kazakhstan - 0.3%

Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025		450,000	456,210

Latvia - 0.3%

Republic of Latvia Senior Notes 5.25% due 06/16/2021		500,000	568,125

Malaysia - 0.1%

Government of Malaysia Senior Notes 4.05% due 09/30/2021	MYR	1,000,000	241,849

Mexico - 1.6%

United Mexican States Senior Notes 3.60% due 01/30/2025		700,000	696,500
United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	514,250
United Mexican States Senior Notes 4.13% due 01/21/2026		700,000	719,950
United Mexican States Senior Notes 4.60% due 01/23/2046		200,000	183,500
United Mexican States Senior Notes 5.55% due 01/21/2045		200,000	208,500
United Mexican States Senior Notes 6.05% due 01/11/2040		400,000	445,000

			2,767,700

Morocco - 0.2%

Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		300,000	308,250

Netherlands - 1.0%

Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,112,379
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		1,001,000	747,867

			1,860,246

Pakistan - 0.6%

Islamic Republic of Pakistan Senior Notes 7.25% due 04/15/2019		200,000	204,469
Islamic Republic of Pakistan Senior Notes 8.25% due 09/30/2025*		500,000	504,804
Islamic Republic of Pakistan Senior Notes 8.25% due 09/30/2025		300,000	302,882

			1,012,155

Panama - 1.5%

Republic of Panama Senior Notes 3.75% due 03/16/2025#		500,000	506,250
Republic of Panama Senior Notes 4.30% due 04/29/2053		250,000	228,750
Republic of Panama Senior Notes 5.20% due 01/30/2020		860,000	942,775
Republic of Panama Senior Notes 6.70% due 01/26/2036		800,000	1,000,000

			2,677,775

Paraguay - 0.8%

Republic of Paraguay Senior Notes 4.63% due 01/25/2023		450,000	445,500
Republic of Paraguay Senior Notes 4.63% due 01/25/2023		300,000	297,000
Republic of Paraguay Notes 6.10% due 08/11/2044*		250,000	243,125
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		500,000	486,250

			1,471,875

Peru - 0.8%

Republic of Peru Senior Notes 4.13% due 08/25/2027		151,000	154,548
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	360,750
Republic of Peru Senior Notes 7.35% due 07/21/2025		200,000	255,500

Republic of Peru Senior Notes 8.75% due 11/21/2033		400,000	571,000

			1,341,798

Philippines - 1.8%

Republic of the Philippines Senior Notes 3.70% due 03/01/2041		200,000	204,214
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		500,000	547,076
Republic of the Philippines Senior Notes 4.20% due 01/21/2024		550,000	615,923
Republic of the Philippines Senior Notes 6.38% due 10/23/2034		500,000	689,151
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,137,652

			3,194,016

Poland - 1.7%

Republic of Poland Senior Notes 4.00% due 01/22/2024		1,250,000	1,343,750
Republic of Poland Bonds 5.25% due 10/25/2017	PLN	4,000,000	1,064,237
Republic of Poland Senior Notes 6.38% due 07/15/2019		500,000	570,500

			2,978,487

Romania - 1.1%

Government of Romania Senior Notes 3.88% due 10/29/2035*	EUR	1,000,000	1,096,662
Government of Romania Senior Notes 4.38% due 08/22/2023		500,000	533,015
Government of Romania Senior Notes 6.13% due 01/22/2044		200,000	240,101

			1,869,778

Russia - 0.6%

Russian Federation Senior Notes 4.88% due 09/16/2023		400,000	413,240
Russian Federation Senior Notes 5.63% due 04/04/2042		200,000	194,000
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	396,940

			1,004,180

Senegal - 0.1%

Republic of Senegal Bonds 6.25% due 07/30/2024		250,000	226,588

Serbia - 1.0%

Republic of Serbia Bonds 4.88% due 02/25/2020		450,000	458,437
Republic of Serbia Notes 5.88% due 12/03/2018		500,000	524,325
Republic of Serbia Senior Notes 7.25% due 09/28/2021		700,000	786,660

			1,769,422

South Africa - 1.0%

Republic of South Africa Senior Notes 5.38% due 07/24/2044		300,000	277,500
Republic of South Africa Senior Notes 5.50% due 03/09/2020		550,000	574,475
Republic of South Africa Senior Notes 5.88% due 09/16/2025		500,000	524,025
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	5,000,000	338,014

			1,714,014

Spain - 2.9%

Kingdom of Spain Bonds 1.15% due 07/30/2020	EUR	1,000,000	1,119,277
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	750,000	1,006,046
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	1,500,000	2,034,049
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	300,000	488,919
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	478,469

			5,126,760

Sri Lanka - 0.6%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	275,922
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		800,000	741,697

			1,017,619

Sweden - 0.2%

Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	3,000,000	423,921

Trinidad and Tobago - 0.1%

Republic of Trinidad and Tobago Notes 4.38% due 01/16/2024		200,000	207,000

Turkey - 1.2%

Republic of Turkey Senior Notes 6.00% due 01/14/2041		330,000	337,729
Republic of Turkey Senior Notes 6.75% due 04/03/2018		470,000	504,086
Republic of Turkey Senior Notes 6.88% due 03/17/2036		500,000	562,410
Republic of Turkey Senior Notes 7.38% due 02/05/2025		200,000	234,758
Republic of Turkey Senior Bonds 11.88% due 01/15/2030		280,000	462,924

			2,101,907

United Kingdom - 2.7%

United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	500,000	736,476
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	400,000	587,890
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	452,511
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	600,000	1,106,642
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	864,660
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	556,442
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	300,000	575,103

			4,879,724

Uruguay - 0.3%

Eastern Republic of Uruguay Senior Notes 5.10% due 06/18/2050		650,000	583,375

Venezuela - 0.9%

Republic of Venezuela Senior Notes 7.00% due 12/01/2018		400,000	159,000
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		800,000	294,000
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		870,000	324,075
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		830,000	334,075
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031		500,000	203,750
Republic of Venezuela Senior Notes 12.75% due 08/23/2022#		750,000	326,250

			1,641,150

Zambia - 0.3%

Republic of Zambia Notes 5.38% due 09/20/2022		200,000	140,270
Republic of Zambia Senior Notes 8.50% due 04/14/2024		650,000	483,801

			624,071

Total Foreign Government Obligations
(cost $118,811,326)			114,999,143

U.S. GOVERNMENT TREASURIES - 23.0%

United States Treasury Bonds
2.88% due 08/15/2045		1,000,000	1,052,656
3.00% due 05/15/2042		1,720,000	1,875,203
4.38% due 02/15/2038		1,520,000	2,061,559
United States Treasury Notes
0.63% due 09/30/2017		2,500,000	2,493,945
1.38% due 09/30/2018		2,000,000	2,027,188
1.75% due 01/31/2023		1,000,000	1,015,078
1.75% due 05/15/2023		1,500,000	1,522,091
1.88% due 11/30/2021		2,000,000	2,052,812
1.88% due 10/31/2022		2,000,000	2,047,344
2.00% due 11/30/2020		3,000,000	3,103,008
2.00% due 02/15/2025		1,000,000	1,023,164
2.00% due 08/15/2025		1,000,000	1,022,148
2.25% due 11/15/2025		2,000,000	2,089,062
2.38% due 03/31/2016		3,308,000	3,313,653
2.38% due 08/15/2024		550,000	580,615
2.50% due 05/15/2024		2,000,000	2,131,796
2.75% due 11/30/2016		2,370,000	2,406,939
2.75% due 12/31/2017		2,150,000	2,225,753
2.75% due 02/28/2018		3,030,000	3,146,467
2.75% due 11/15/2023		2,000,000	2,171,016
3.13% due 05/15/2021		1,360,000	1,483,144

Total U.S. Government Treasuries
(cost $39,691,723)			40,844,641

Total Long-Term Investment Securities
(cost $176,616,304)			172,121,059

SHORT-TERM INVESTMENT SECURITIES - 3.8%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(3)	826,145	826,145
Time Deposits - 3.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	5,969,000	5,969,000

Total Short-Term Investment Securities
(cost $6,795,145)		6,795,145

TOTAL INVESTMENTS —
(cost $183,411,449)(4)	100.8%	178,916,204
Liabilities in excess of other assets	(0.8)	(1,409,480)

NET ASSETS —	100.0%	$177,506,724

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $19,827,585 representing 11.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $740,845 representing 0.4% of net assets.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $814,294. This was secured by collateral of $826,145, which was received in cash and subsequently invested in short-term investments currently valued at $826,145 as reported in the Portfolio of Investments.
(3)	The rate shown is the 7-day yield as of February 29, 2016.
(4)	See Note 5 for cost of investments on a tax basis.

BRL	- Brazilian Real
CAD	- Canadian Dollar
COP	- Colombian Peso
DKK	- Danish Krone
EUR	- Euro Dollar
GBP	- British Pound
JPY	- Japanese Yen
MYR	- Malaysian Ringgit
PLN	- Polish Zloty
SEK	- Swedish Krona
ZAR	- South African Rand
VRS	- Variable Rate Security

The rates shown on VRS are the current interest rates as of February 29, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*
Sovereign	64.8%
United States Treasury Notes	20.1
Time Deposits	3.3
United States Treasury Bonds	2.9
Banks-Commercial	2.1
Oil Companies-Integrated	0.8
Oil Companies-Exploration & Production	0.6
Registered Investment Companies	0.5
Paper & Related Products	0.5
Brewery	0.4
Real Estate Operations & Development	0.4
Electric-Integrated	0.4
Auto-Cars/Light Trucks	0.3
Sugar	0.3
Auto/Truck Parts & Equipment-Original	0.2
Oil Refining & Marketing	0.2
Cellular Telecom	0.2
Banks-Export/Import	0.2
Transport-Marine	0.2
Petrochemicals	0.2
Gold Mining	0.2
Transport-Services	0.2
Investment Management/Advisor Services	0.1
Retail-Major Department Stores	0.1
Appliances	0.1
Warehousing & Harbor Transportation Services	0.1
Electric-Distribution	0.1
Steel-Producers	0.1
Telecom Services	0.1
Banks-Super Regional	0.1
Pipelines	0.1
Metal Processors & Fabrication	0.1
Food-Retail	0.1
Gas-Transportation	0.1
Building Products-Cement	0.1
Diamonds/Precious Stones	0.1
Food-Misc./Diversified	0.1
Steel-Specialty	0.1
Metal-Iron	0.1
Food-Meat Products	0.1

100.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$16,277,275	$—	$16,277,275
Foreign Government Obligations	—	114,999,143	—	114,999,143
U.S. Government Treasuries	—	40,844,641	—	40,844,641
Short-Term Investment Securities:
Registered Investment Companies	826,145	—	—	826,145
Time Deposits	—	5,969,000	—	5,969,000

Total Investments at Value	$826,145	$178,090,059	$—	$178,916,204

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Australia - 1.7%

Amcor, Ltd.(1)	287,840	$2,879,256
Aurizon Holdings, Ltd.(1)	106,017	308,110
Brambles, Ltd.(1)	117,510	1,043,590
CSL, Ltd.(1)	17,849	1,305,578
Orica, Ltd.#(1)	53,050	539,857
Qantas Airways, Ltd.(1)	763,538	2,097,341

		8,173,732

Austria - 0.5%

Erste Group Bank AG†(1)	95,320	2,441,495

Belgium - 2.2%

Anheuser-Busch InBev SA/NV(1)	40,222	4,506,263
KBC Groep NV(1)	75,305	3,993,133
UCB SA(1)	29,390	2,166,186

		10,665,582

Bermuda - 0.3%

Global Brands Group Holding, Ltd.†(1)	3,960,800	469,202
Li & Fung, Ltd.(1)	1,698,800	962,249

		1,431,451

Brazil - 0.6%

Ambev SA ADR	132,621	575,575
BM&FBovespa SA	590,702	1,709,344
BRF SA	55,441	709,658

		2,994,577

Canada - 4.3%

Alimentation Couche-Tard, Inc., Class B	57,380	2,596,307
Canadian National Railway Co. (TSX)	20,919	1,215,250
Canadian National Railway Co. (NYSE)	45,885	2,656,741
Canadian Pacific Railway, Ltd.	16,240	1,979,167
Cenovus Energy, Inc.	80,336	919,144
CGI Group, Inc., Class A†	80,970	3,387,814
Element Financial Corp.	71,792	760,369
Fairfax Financial Holdings, Ltd.	3,250	1,718,176
Great-West Lifeco, Inc.	41,302	1,068,418
Loblaw Cos., Ltd.	19,658	998,592
Suncor Energy, Inc.	141,433	3,457,948
Valeant Pharmaceuticals International, Inc.†	7,860	517,188

		21,275,114

Cayman Islands - 2.3%

Alibaba Group Holding, Ltd. ADR†	8,483	583,715
Baidu, Inc. ADR†	22,520	3,905,419
CK Hutchison Holdings, Ltd.(1)	236,392	2,857,171
Sands China, Ltd.(1)	229,200	798,219
Tencent Holdings, Ltd.(1)	172,200	3,137,894

		11,282,418

China - 0.8%

Great Wall Motor Co., Ltd.(1)	1,148,500	829,769
Industrial & Commercial Bank of China, Ltd., Class H(1)	1,365,000	674,008
Kweichow Moutai Co., Ltd., Class A†(1)	67,951	2,228,867

		3,732,644

Denmark - 2.3%

Carlsberg A/S, Class B(1)	36,876	3,178,719
DSV A/S(1)	44,830	1,826,925
Novo Nordisk A/S, Class B(1)	21,181	1,088,485
Pandora A/S(1)	40,730	5,132,673

		11,226,802

France - 10.5%

Accor SA(1)	57,090	2,413,718
Air Liquide SA(1)	23,800	2,469,102
Arkema SA(1)	15,280	930,102
Bureau Veritas SA(1)	34,094	679,907
Carrefour SA(1)	50,542	1,334,679
Criteo SA ADR†	32,370	1,200,927
Danone SA(1)	45,693	3,169,719
Dassault Systemes(1)	11,493	866,380
Engie SA(1)	101,893	1,579,116
Essilor International SA(1)	20,952	2,475,403
Hermes International#(1)	821	279,987
Iliad SA(1)	6,330	1,547,492
Kering(1)	13,160	2,286,232
L’Oreal SA(1)	3,579	601,831
Legrand SA(1)	72,792	3,623,355
LVMH Moet Hennessy Louis Vuitton SE(1)	29,661	4,941,522
Pernod Ricard SA(1)	46,408	4,936,046
Publicis Groupe SA(1)	41,011	2,530,692
Schneider Electric SE(1)	65,737	3,887,961
Thales SA(1)	24,500	1,948,305
TOTAL SA(1)	79,564	3,564,824
Valeo SA(1)	18,480	2,559,983
Veolia Environnement SA(1)	73,590	1,667,253

		51,494,536

Germany - 9.8%

adidas AG(1)	21,640	2,317,280
Allianz SE(1)	13,342	1,989,216
Bayer AG(1)	72,116	7,566,894
Beiersdorf AG(1)	28,708	2,491,107
Continental AG(1)	8,055	1,617,513
Deutsche Boerse AG(1)	60,885	5,050,808
Deutsche Post AG(1)	47,075	1,120,010
Fresenius Medical Care AG & Co. KGaA(1)	50,210	4,246,883
HeidelbergCement AG(1)	21,420	1,575,152
Linde AG(1)	13,513	1,886,756
Merck KGaA(1)	13,491	1,147,394
MTU Aero Engines AG(1)	6,339	578,685
ProSiebenSat.1 Media SE(1)	60,447	3,101,085
SAP SE(1)	68,365	5,200,424
Symrise AG(1)	35,280	2,263,343
Wirecard AG#(1)	54,122	2,147,170
Zalando SE†#*(1)	122,638	3,832,582

		48,132,302

Hong Kong - 1.7%

AIA Group, Ltd.(1)	1,361,400	6,905,655

Galaxy Entertainment Group, Ltd.(1)	481,000	1,608,074

		8,513,729

India - 0.4%

Housing Development Finance Corp., Ltd.(1)	86,848	1,354,056
Tata Consultancy Services, Ltd.(1)	19,617	622,800

		1,976,856

Indonesia - 0.3%

Bank Mandiri Persero Tbk PT(1)	1,972,100	1,408,007

Ireland - 1.8%

Bank of Ireland†(1)	7,531,380	2,138,950
CRH PLC(1)	80,660	2,061,992
Ryanair Holdings PLC ADR	31,148	2,590,579
Smurfit Kappa Group PLC(1)	86,920	2,009,596

		8,801,117

Israel - 0.9%

Check Point Software Technologies, Ltd.†#	12,568	1,044,024
Teva Pharmaceutical Industries, Ltd. ADR	60,662	3,372,807

		4,416,831

Italy - 1.0%

Eni SpA(1)	35,252	493,084
Intesa Sanpaolo SpA(1)	1,753,750	4,400,229

		4,893,313

Japan - 12.4%

Calbee, Inc.(1)	45,700	1,841,566
Daikin Industries, Ltd.(1)	13,400	894,470
Daito Trust Construction Co., Ltd.(1)	15,400	2,081,059
Denso Corp.(1)	87,900	3,247,587
FANUC Corp.(1)	15,800	2,312,402
Fuji Heavy Industries, Ltd.(1)	39,700	1,294,114
Honda Motor Co., Ltd.(1)	23,300	600,811
Hoya Corp.(1)	85,700	3,085,705
Inpex Corp.(1)	64,911	467,019
Isuzu Motors, Ltd.(1)	120,000	1,196,386
Japan Tobacco, Inc.(1)	123,100	4,880,006
Kao Corp.(1)	21,900	1,101,654
Keyence Corp.(1)	4,000	2,059,613
Komatsu, Ltd.(1)	69,100	1,047,526
Kubota Corp.(1)	300,000	3,824,895
Kyocera Corp.(1)	35,200	1,557,424
Mitsubishi Estate Co., Ltd.(1)	49,000	905,394
Murata Manufacturing Co., Ltd.(1)	19,400	2,319,336
Nidec Corp.(1)	10,400	693,517
Nitori Holdings Co., Ltd.(1)	24,400	1,868,793
Olympus Corp.(1)	36,200	1,316,166
Ono Pharmaceutical Co., Ltd.(1)	15,900	2,933,240
ORIX Corp.(1)	226,800	2,950,173
Ryohin Keikaku Co., Ltd.(1)	15,400	3,126,846
Seven & i Holdings Co., Ltd.#(1)	79,700	3,160,661
Shin-Etsu Chemical Co., Ltd.(1)	15,300	764,768
Suntory Beverage & Food, Ltd.(1)	55,700	2,357,017
Suzuki Motor Corp.(1)	37,400	930,586
Terumo Corp.(1)	72,700	2,476,564
Toyota Motor Corp.(1)	18,775	977,222
Yahoo Japan Corp.#(1)	653,500	2,567,295

		60,839,815

Jersey - 3.0%

Delphi Automotive PLC	10,805	720,477
Shire PLC(1)	70,990	3,704,362
Wolseley PLC(1)	59,710	3,052,844
WPP PLC(1)	334,673	7,034,652

		14,512,335

Mexico - 0.7%

Fomento Economico Mexicano SAB de CV ADR	13,558	1,268,893
Grupo Televisa SAB ADR	74,070	1,903,599

		3,172,492

Netherlands - 2.8%

Akzo Nobel NV(1)	33,902	1,992,861
ASML Holding NV(1)	18,010	1,643,094
Heineken NV(1)	7,616	612,519
ING Groep NV CVA(1)	213,595	2,503,853
Mobileye NV†#	43,050	1,397,403
NXP Semiconductors NV†	29,570	2,106,567
Randstad Holding NV(1)	37,916	1,945,720
Unilever NV CVA(1)	40,887	1,748,042

		13,950,059

Norway - 0.4%

Statoil ASA#(1)	148,390	2,154,911

Portugal - 0.6%

Jeronimo Martins SGPS SA(1)	194,098	2,735,067

Singapore - 1.3%

Broadcom, Ltd.	19,460	2,607,056
DBS Group Holdings, Ltd.(1)	188,500	1,820,036
Singapore Telecommunications, Ltd.(1)	217,550	576,965
United Overseas Bank, Ltd.(1)	121,477	1,483,850

		6,487,907

South Korea - 0.5%

AMOREPACIFIC Corp.(1)	3,640	1,080,129
Samsung Electronics Co., Ltd.(1)	1,402	1,332,775

		2,412,904

Spain - 2.1%

Amadeus IT Holding SA, Class A(1)	82,260	3,303,738
Cellnex Telecom SAU*(1)	88,126	1,412,051
Industria de Diseno Textil SA(1)	106,600	3,297,265
International Consolidated Airlines Group SA(1)	277,411	2,112,458

		10,125,512

Sweden - 2.6%

Getinge AB, Class B(1)	56,375	1,247,971
Hennes & Mauritz AB, Class B(1)	46,441	1,503,911

Hexagon AB, Class B(1)	53,320	1,816,439
Investor AB, Class B(1)	69,297	2,299,805
Lundin Petroleum AB†(1)	78,790	1,226,873
Sandvik AB(1)	74,652	678,193
Svenska Cellulosa AB SCA, Class B(1)	78,208	2,322,738
Telefonaktiebolaget LM Ericsson, Class B(1)	193,948	1,786,008

		12,881,938

Switzerland - 9.5%

Actelion, Ltd.†(1)	9,050	1,252,709
Cie Financiere Richemont SA(1)	19,582	1,246,100
Julius Baer Group, Ltd.(1)	117,927	4,695,186
Kuehne & Nagel International AG(1)	3,910	506,947
Nestle SA(1)	122,095	8,551,942
Novartis AG(1)	96,339	6,875,735
Roche Holding AG(1)	62,942	16,121,920
Sonova Holding AG(1)	5,109	611,917
Swatch Group AG#(1)	1,022	353,456
Syngenta AG(1)	4,331	1,740,038
UBS Group AG(1)	314,784	4,796,458

		46,752,408

Taiwan - 1.4%

Hon Hai Precision Industry Co., Ltd.(1)	231,294	541,849
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	627,269	2,823,386
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	137,442	3,236,759

		6,601,994

Thailand - 0.4%

Kasikornbank PCL NVDR(1)	388,000	1,855,439

Turkey - 0.3%

Akbank TAS(1)	509,793	1,269,382

United Kingdom - 17.9%

Aberdeen Asset Management PLC(1)	257,347	852,109
Admiral Group PLC(1)	78,890	1,891,261
ARM Holdings PLC(1)	35,600	488,761
Ashtead Group PLC(1)	197,821	2,513,798
Associated British Foods PLC(1)	40,917	1,925,530
Auto Trader Group PLC*(1)	489,084	2,454,280
Aviva PLC(1)	324,070	1,954,007
BAE Systems PLC(1)	188,250	1,336,918
Barclays PLC(1)	1,184,653	2,799,129
British American Tobacco PLC(1)	61,181	3,330,300
Bunzl PLC(1)	96,490	2,578,671
Carnival PLC(1)	63,260	3,126,582
Compass Group PLC(1)	482,761	8,449,253
Diageo PLC(1)	81,144	2,086,963
HSBC Holdings PLC(1)	279,487	1,774,818
Informa PLC(1)	151,085	1,439,307
Inmarsat PLC(1)	120,380	1,628,168
Kingfisher PLC(1)	415,340	1,920,426
Liberty Global PLC, Class A†	34,500	1,270,980
Lloyds Banking Group PLC(1)	1,488,827	1,482,824
London Stock Exchange Group PLC(1)	68,740	2,535,882
Next PLC(1)	13,195	1,240,435
Prudential PLC(1)	203,809	3,518,618
Reckitt Benckiser Group PLC(1)	99,372	9,043,884
RELX PLC(1)	217,787	3,739,243
Rio Tinto PLC(1)	94,298	2,471,642
Rolls-Royce Holdings PLC(1)	128,286	1,195,453
Royal Dutch Shell PLC, Class A(1)	13,117	298,526
Royal Dutch Shell PLC, Class B(1)	79,215	1,800,342
Sky PLC(1)	466,218	6,722,050
Smith & Nephew PLC(1)	123,093	1,994,290
Smiths Group PLC(1)	83,078	1,146,388
St James’s Place PLC(1)	208,451	2,460,257
Standard Chartered PLC(1)	65,394	390,097
Tesco PLC†(1)	612,550	1,533,670
Worldpay Group PLC†*(1)	620,170	2,458,767

		87,853,629

Total Long-Term Investment Securities
(cost $471,929,997)		476,466,298

SHORT-TERM INVESTMENT SECURITIES - 5.8%
Commercial Paper - 0.2%

Barclays US Funding LLC 0.36% due 03/01/2016*(2)	$1,044,000	1,044,000
Registered Investment Companies - 3.5%

State Street Navigator Securities Lending Prime Portfolio 0.49%(3)(4)	17,068,849	17,068,849
Time Deposits - 2.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	10,515,000	10,515,000

Total Short-Term Investment Securities
(cost $28,627,849)		28,627,849

TOTAL INVESTMENTS
(cost $500,557,846)(5)	103.1%	505,094,147
Liabilities in excess of other assets	(3.1)	(15,135,801)

NET ASSETS	100.0%	$489,958,346

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $11,201,680 representing 2.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $424,987,402 representing 86.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
Barclays US Funding LLC
0.36% due 03/01/2016	02/29/2016	$1,044,000	$1,044,000	$1,044,000	$1.00	0.21%

(3)	At February 29, 2016, the Fund had loaned securities with a total value of $16,488,302. This was secured by collateral of $17,068,849, which was received in cash and subsequently invested in short-term investments currently valued at $17,068,849 as reported in the Portfolio of Investments. Additional collateral of $65,922 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Notes/Bonds	1.00% to 3.00%	09/30/2016 to 08/15/2025	$65,922

(4)	The rate shown is the 7-day yield as of February 29, 2016.
(5)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
NVDR	- Non-Voting Depositary Receipt
NYSE	- New York Stock Exchange
TSX	- Toronto Stock Exchange

Industry Allocation*
Medical-Drugs	9.0%
Banks-Commercial	5.1
Registered Investment Companies	3.5
Insurance-Life/Health	3.2
Food-Misc./Diversified	3.2
Oil Companies-Integrated	2.6
Diversified Banking Institutions	2.3
Time Deposits	2.1
Retail-Apparel/Shoe	2.0
Food-Retail	2.0
Cosmetics & Toiletries	1.9
Finance-Other Services	1.9
Beverages-Wine/Spirits	1.9
Soap & Cleaning Preparation	1.8
Brewery	1.8
Food-Catering	1.7
Tobacco	1.7
Semiconductor Components-Integrated Circuits	1.7
Cable/Satellite TV	1.7
Auto/Truck Parts & Equipment-Original	1.7
Web Portals/ISP	1.6
Electronic Components-Misc.	1.5
Advertising Agencies	1.4
Airlines	1.3
Retail-Jewelry	1.3
Distribution/Wholesale	1.3
Transport-Rail	1.2
Commercial Services	1.2
Enterprise Software/Service	1.1
Chemicals-Diversified	1.1
Medical Products	1.0
Aerospace/Defense	1.0
Textile-Apparel	1.0
Diversified Financial Services	1.0
Auto-Cars/Light Trucks	1.0
Electronic Components-Semiconductors	0.9
Industrial Gases	0.9
Dialysis Centers	0.9
Electric Products-Misc.	0.8
Power Converter/Supply Equipment	0.8
Machinery-Farming	0.8
Finance-Leasing Companies	0.8
Beverages-Non-alcoholic	0.8
Insurance-Property/Casualty	0.8
Building Products-Cement	0.7
Transport-Services	0.7
Computers-Integrated Systems	0.7
Medical-Generic Drugs	0.7
Transactional Software	0.7
Internet Application Software	0.6
Retail-Misc./Diversified	0.6
Cruise Lines	0.6
Television	0.6
Satellite Telecom	0.6
Real Estate Management/Services	0.6
Containers-Paper/Plastic	0.6
Retail-Drug Store	0.6
Retail-Convenience Store	0.5
Medical Instruments	0.5
Advertising Services	0.5
Rental Auto/Equipment	0.5
Optical Supplies	0.5
Metal-Diversified	0.5
Finance-Credit Card	0.5
E-Commerce/Services	0.5
Hotels/Motels	0.5
Casino Hotels	0.5
Athletic Footwear	0.5
Industrial Automated/Robotic	0.5
Investment Companies	0.5
Retail-Major Department Stores	0.5
Electronic Measurement Instruments	0.4
Paper & Related Products	0.4
Insurance-Multi-line	0.4
Human Resources	0.4
Retail-Building Products	0.4
Broadcast Services/Program	0.4
Retail-Home Furnishings	0.4
Machinery-General Industrial	0.4
Networking Products	0.4
Agricultural Chemicals	0.3
Oil Companies-Exploration & Production	0.3
Water	0.3
Semiconductor Equipment	0.3
Rubber-Tires	0.3
Electric-Integrated	0.3
Multimedia	0.3
Finance-Mortgage Loan/Banker	0.3
Medical-Biomedical/Gene	0.3
E-Marketing/Info	0.3
Auto-Heavy Duty Trucks	0.2
Diversified Manufacturing Operations	0.2
Machinery-Construction & Mining	0.2
Applications Software	0.2
Commercial Paper	0.2
Diversified Operations/Commercial Services	0.2
Building Products-Air & Heating	0.2
Computer Aided Design	0.2
Investment Management/Advisor Services	0.2
Chemicals-Specialty	0.2
Apparel Manufacturers	0.2
Food-Meat Products	0.1
Consulting Services	0.1
Machine Tools & Related Products	0.1
Computer Services	0.1
E-Commerce/Products	0.1
Telecom Services	0.1
Explosives	0.1

103.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$51,478,896	$424,987,402	**	$—	$476,466,298
Short-Term Investment Securities:
Registered Investment Companies	17,068,849	—		—	17,068,849
Other Short-Term Investment Securities	—	11,559,000		—	11,559,000

Total Investments at Value*	$68,547,745	$436,546,402		$—	$505,094,147

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.7%
Agricultural Chemicals - 1.4%

Monsanto Co.	23,075	$2,076,519

Applications Software - 3.1%

Intuit, Inc.	8,270	799,213
Microsoft Corp.	76,455	3,890,030

		4,689,243

Auto/Truck Parts & Equipment-Original - 2.3%

Delphi Automotive PLC	27,154	1,810,629
Johnson Controls, Inc.	44,020	1,604,969

		3,415,598

Banks-Fiduciary - 1.3%

Bank of New York Mellon Corp.	54,426	1,926,136

Banks-Super Regional - 1.7%

Wells Fargo & Co.	54,679	2,565,539

Beverages-Non-alcoholic - 1.9%

PepsiCo, Inc.	29,444	2,880,212

Beverages-Wine/Spirits - 1.0%

Diageo PLC ADR	15,356	1,575,526

Cable/Satellite TV - 2.8%

Comcast Corp., Class A	61,944	3,576,027
Liberty Global PLC, Class C†	18,725	673,351

		4,249,378

Commercial Services - 2.6%

Aramark	26,069	819,088
Nielsen Holdings PLC	63,305	3,186,774

		4,005,862

Commercial Services-Finance - 0.7%

McGraw Hill Financial, Inc.	3,245	291,206
PayPal Holdings, Inc.†	20,918	797,813

		1,089,019

Computers - 3.2%

Apple, Inc.	49,653	4,800,949

Computers-Memory Devices - 0.9%

EMC Corp.	51,615	1,348,700

Data Processing/Management - 1.3%

Dun & Bradstreet Corp.	8,935	855,884
Fidelity National Information Services, Inc.	16,605	967,241
First Data Corp., Class A†	6,682	83,525

		1,906,650

Diagnostic Equipment - 1.3%

Abbott Laboratories	52,057	2,016,688

Diversified Banking Institutions - 4.9%

Citigroup, Inc.	96,675	3,755,824
JPMorgan Chase & Co.	65,360	3,679,768

		7,435,592

Diversified Manufacturing Operations - 2.7%

Eaton Corp. PLC	17,905	1,015,392
General Electric Co.	104,862	3,055,679

		4,071,071

E-Commerce/Products - 0.1%

Alibaba Group Holding, Ltd. ADR†#	2,420	166,520

Electric-Integrated - 1.6%

DTE Energy Co.	10,511	884,185
Edison International	21,424	1,460,260

		2,344,445

Electronic Components-Semiconductors - 1.3%

Broadcom, Ltd.	6,395	856,738
Skyworks Solutions, Inc.	16,171	1,074,563

		1,931,301

Electronic Security Devices - 0.4%

Tyco International PLC	17,512	616,072

Entertainment Software - 2.9%

Activision Blizzard, Inc.	100,420	3,180,302
Electronic Arts, Inc.†	19,180	1,232,123

		4,412,425

Finance-Credit Card - 2.7%

American Express Co.	24,955	1,386,999
MasterCard, Inc., Class A	30,571	2,657,231

		4,044,230

Home Decoration Products - 0.4%

Newell Rubbermaid, Inc.	14,159	538,184

Hotels/Motels - 1.1%

Marriott International, Inc., Class A#	23,480	1,600,162

Instruments-Controls - 1.9%

Honeywell International, Inc.	28,121	2,850,063

Insurance Brokers - 1.0%

Aon PLC	16,311	1,554,275

Insurance-Reinsurance - 2.9%

Berkshire Hathaway, Inc., Class B†	32,939	4,419,426

Internet Content-Entertainment - 1.9%

Facebook, Inc., Class A†	26,525	2,836,053

Investment Management/Advisor Services - 2.2%

BlackRock, Inc.	7,270	2,267,949
Invesco, Ltd.	38,905	1,040,320

		3,308,269

Medical Instruments - 2.4%

Medtronic PLC	47,243	3,656,136

Medical Products - 1.6%

Cooper Cos., Inc.	9,000	1,286,640
Zimmer Biomet Holdings, Inc.	12,480	1,208,189

		2,494,829

Medical-Biomedical/Gene - 3.2%

Biogen, Inc.†	7,250	1,880,795
Celgene Corp.†	19,077	1,923,534
Vertex Pharmaceuticals, Inc.†	12,165	1,039,986

		4,844,315

Medical-Drugs - 6.2%

Allergan PLC†	5,180	1,502,770
Endo International PLC†	16,145	675,022
Johnson & Johnson	36,143	3,802,605
Pfizer, Inc.	117,355	3,481,923

		9,462,320

Medical-Generic Drugs - 0.4%

Perrigo Co. PLC	4,960	626,200

Medical-HMO - 1.2%
Cigna Corp.	13,239	1,848,297

Medical-Wholesale Drug Distribution - 1.8%

Cardinal Health, Inc.	33,824	2,763,421

Oil Companies-Exploration & Production - 1.6%

Canadian Natural Resources, Ltd.	42,058	877,330
ConocoPhillips	19,226	650,416
EQT Corp.	10,180	567,433
Noble Energy, Inc.	12,767	376,626

		2,471,805

Oil Companies-Integrated - 3.2%

Chevron Corp.	23,740	1,980,865
Exxon Mobil Corp.	35,051	2,809,338

		4,790,203

Oil-Field Services - 1.0%

Schlumberger, Ltd.	20,750	1,488,190

Real Estate Investment Trusts - 1.3%

American Tower Corp.	12,785	1,178,777
Weyerhaeuser Co.	27,740	720,685

		1,899,462

Retail-Apparel/Shoe - 2.0%

Coach, Inc.	48,165	1,875,545
PVH Corp.	15,380	1,217,327

		3,092,872

Retail-Arts & Crafts - 0.5%

Michaels Cos., Inc.†	34,136	795,369

Retail-Building Products - 2.1%

Lowe’s Cos., Inc.	46,035	3,108,743

Retail-Drug Store - 3.5%

CVS Health Corp.	41,209	4,004,278
Walgreens Boots Alliance, Inc.	17,171	1,355,479

		5,359,757

Retail-Restaurants - 1.2%

McDonald’s Corp.	15,595	1,827,578

Semiconductor Components-Integrated Circuits - 0.7%
QUALCOMM, Inc.	20,475	1,039,925

Telephone-Integrated - 3.0%

Verizon Communications, Inc.	90,833	4,607,958

Television - 1.3%

CBS Corp., Class B	41,435	2,004,625

Tobacco - 1.3%
Philip Morris International, Inc.	21,795	1,983,999

Transport-Services - 0.8%

FedEx Corp.	9,295	1,272,300

Web Portals/ISP - 3.9%

Alphabet, Inc., Class A†	2,852	2,045,511
Alphabet, Inc., Class C†	5,543	3,867,739

		5,913,250

Total Long-Term Investment Securities
(cost $139,488,325)		148,025,661

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2) (cost $1,107,630)	1,107,630	1,107,630

REPURCHASE AGREEMENTS - 2.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount $4,066,001 collateralized by $3,775,000 of United States Treasury Notes, bearing interest at 3.13%, due 05/15/2021 and having an approximate value of $4,148,514 (cost $4,066,000)	$4,066,000	4,066,000

TOTAL INVESTMENTS
(cost $144,661,955)(3)	101.1%	153,199,291
Liabilities in excess of other assets	(1.1)	(1,739,966)

NET ASSETS	100.0%	151,459,325

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $1,248,742. This was secured by collateral of $1,107,630, which was received in cash and subsequently invested in short-term investments currently valued at $1,107,630 as reported in the Portfolio of Investments. Additional collateral of $165,159 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	03/17/2016	$2,495
United States Treasury Notes/Bonds	0.38% to 7.63%	07/15/2016 to 05/15/2045	162,664

(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$148,025,661	$—	$—	$148,025,661
Short-Term Investment Securities:	1,107,630	—	—	1,107,630
Repurchase Agreements	—	4,066,000	—	4,066,000

Total Investments at Value	$149,133,291	$4,066,000	$—	$153,199,291

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	19,284	$1,500,488

Aerospace/Defense-Equipment - 2.3%

United Technologies Corp.	89,862	8,682,466

Agricultural Chemicals - 2.2%

Monsanto Co.	90,145	8,112,149

Apparel Manufacturers - 2.5%

Burberry Group PLC(1)	182,410	3,340,958
VF Corp.	88,181	5,741,465

		9,082,423

Athletic Footwear - 1.0%

NIKE, Inc., Class B	60,073	3,699,896

Beverages-Non-alcoholic - 0.6%

PepsiCo, Inc.	20,983	2,052,557

Beverages-Wine/Spirits - 1.0%

Pernod Ricard SA(1)	34,909	3,712,990

Brewery - 0.5%

Ambev SA ADR	429,554	1,864,264

Broadcast Services/Program - 0.4%

Discovery Communications, Inc., Class A†#	62,256	1,556,400

Chemicals-Diversified - 2.3%

LyondellBasell Industries NV, Class A	35,391	2,838,712
PPG Industries, Inc.	57,103	5,512,153

		8,350,865

Chemicals-Specialty - 2.1%

Ecolab, Inc.	74,880	7,678,944

Coatings/Paint - 1.1%

Sherwin-Williams Co.	15,489	4,189,774

Commercial Services-Finance - 2.4%

Equifax, Inc.	39,709	4,164,680
Moody’s Corp.	52,653	4,675,586

		8,840,266

Computer Services - 6.7%

Accenture PLC, Class A	178,813	17,927,791
Cognizant Technology Solutions Corp., Class A†	120,467	6,864,210

		24,792,001

Computers - 2.1%

Apple, Inc.	79,590	7,695,557

Computers-Memory Devices - 1.7%

EMC Corp.	235,762	6,160,461

Cosmetics & Toiletries - 4.4%

Colgate-Palmolive Co.	198,796	13,048,970
L’Oreal SA(1)	18,455	3,103,324

		16,152,294

Data Processing/Management - 3.2%

Fidelity National Information Services, Inc.	123,680	7,204,360
Fiserv, Inc.†	47,712	4,562,699

		11,767,059

Dental Supplies & Equipment - 1.1%

DENTSPLY SIRONA, Inc.	67,514	4,115,653

Diagnostic Equipment - 7.7%

Abbott Laboratories	202,528	7,845,935
Danaher Corp.	99,574	8,888,971
Thermo Fisher Scientific, Inc.	89,796	11,600,745

		28,335,651

Distribution/Wholesale - 3.2%

Fastenal Co.#	69,764	3,159,612
WW Grainger, Inc.#	39,820	8,636,958

		11,796,570

Diversified Manufacturing Operations - 0.8%

Colfax Corp.†	118,975	3,011,257

Electronic Components-Semiconductors - 2.7%

Microchip Technology, Inc.#	42,118	1,873,830
Texas Instruments, Inc.	155,561	8,247,844

		10,121,674

Electronic Connectors - 0.8%

Amphenol Corp., Class A	57,395	3,045,953

Enterprise Software/Service - 1.5%

Oracle Corp.	149,094	5,483,677

Finance-Credit Card - 5.2%

MasterCard, Inc., Class A	59,147	5,141,057
Visa, Inc., Class A	193,535	14,009,999

		19,151,056

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	93,347	2,338,342

Finance-Other Services - 0.5%

CME Group, Inc.	20,709	1,893,631

Food-Misc./Diversified - 1.5%

Danone SA(1)	81,565	5,658,156

Industrial Gases - 1.0%

Praxair, Inc.	36,506	3,715,946

Instruments-Controls - 1.6%

Mettler-Toledo International, Inc.†	18,816	5,925,347

Instruments-Scientific - 1.1%

Waters Corp.†	35,240	4,239,724

Investment Management/Advisor Services - 1.0%

Franklin Resources, Inc.	100,624	3,607,370

Medical Instruments - 0.5%

St. Jude Medical, Inc.	31,390	1,685,329

Medical Products - 1.7%

Cooper Cos., Inc.	43,954	6,283,664

Medical-Drugs - 3.4%

Eli Lilly & Co.	52,276	3,763,872
Roche Holding AG(1)	19,464	4,985,495
Zoetis, Inc.	93,673	3,846,214

		12,595,581

Multimedia - 3.5%

Time Warner, Inc.	64,266	4,254,409
Twenty-First Century Fox, Inc., Class A	262,719	7,098,668
Walt Disney Co.	17,839	1,703,981

		13,057,058

Oil-Field Services - 0.5%

Schlumberger, Ltd.	28,556	2,048,036

Pharmacy Services - 1.3%

Express Scripts Holding Co.†	69,762	4,909,850

Private Equity - 0.5%

Blackstone Group LP	70,470	1,830,106

Retail-Auto Parts - 2.0%

AutoZone, Inc.†	9,579	7,419,606

Retail-Drug Store - 2.6%

CVS Health Corp.	98,969	9,616,818

Retail-Major Department Stores - 2.0%

TJX Cos., Inc.	100,760	7,466,316

Semiconductor Components-Integrated Circuits - 1.6%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	250,787	5,906,034

Soap & Cleaning Preparation - 0.8%

Church & Dwight Co., Inc.	32,526	2,952,060

Textile-Apparel - 1.8%

LVMH Moet Hennessy Louis Vuitton SE(1)	39,547	6,588,530

Transport-Rail - 1.6%

Union Pacific Corp.	73,980	5,834,063

Vitamins & Nutrition Products - 2.2%

Mead Johnson Nutrition Co.	111,815	8,247,474

Web Portals/ISP - 6.0%

Alphabet, Inc., Class A†	30,730	22,040,171

Total Long-Term Investment Securities
(cost $342,988,751)		366,811,557

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 3.2%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(3) (cost $11,971,617)	11,971,617	11,971,617

TOTAL INVESTMENTS
(cost $354,960,368)(4)	102.4%	378,783,174
Liabilities in excess of other assets	(2.4)	(8,820,598)

NET ASSETS	100.0%	$369,962,576

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $27,389,453 representing 7.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $13,261,458. This was secured by collateral of $11,971,617, which was received in cash and subsequently invested in short-term investments currently valued at $11,971,617 as reported in the Portfolio of Investments. Additional collateral of $1,620,932 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
Federal Home Loan Mtg. Corp.	1.96% to 4.00%	11/07/2022 to 06/15/2044	$207,101
Federal National Mtg. Assoc.	2.00% to 5.50%	01/01/2025 to 02/25/2044	264,200
Government National Mtg. Assoc.	2.65%	05/16/2048	149
United States Treasury Bills	0.00%	03/17/2016	336
United States Treasury Notes/Bonds	0.13% to 8.88%	04/15/2016 to 05/15/2045	1,149,146

(3)	The rate shown is the 7-day yield as of February 29, 2016.
(4)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$339,422,104	$27,389,453	**	$—	$366,811,557
Short-Term Investment Securities:	11,971,617	—		—	11,971,617

Total Investments at Value	$351,393,721	$27,389,453		$—	$378,783,174

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.0%
Aerospace/Defense - 0.3%

Esterline Technologies Corp.†	56,242	$3,150,114
Teledyne Technologies, Inc.†#	67,408	5,741,814

		8,891,928

Aerospace/Defense-Equipment - 1.1%

B/E Aerospace, Inc.	198,802	8,671,743
Curtiss-Wright Corp.	86,958	6,138,365
KLX, Inc.†	100,382	2,809,692
Orbital ATK, Inc.	111,889	9,371,823
Triumph Group, Inc.	93,798	2,857,087

		29,848,710

Airlines - 1.1%

Alaska Air Group, Inc.	239,889	17,727,797
JetBlue Airways Corp.†	599,226	13,182,972

		30,910,769

Apparel Manufacturers - 0.4%

Carter’s, Inc.	98,882	10,049,378

Applications Software - 0.2%

PTC, Inc.†	217,827	6,733,033

Auction Houses/Art Dealers - 0.1%

Sotheby’s#	113,123	2,573,548

Auto/Truck Parts & Equipment-Original - 0.1%

Dana Holding Corp.	290,798	3,617,527

Banks-Commercial - 4.8%

Associated Banc-Corp.	285,914	4,917,721
BancorpSouth, Inc.	160,883	3,204,789
Bank of Hawaii Corp.#	82,339	5,228,527
Bank of the Ozarks, Inc.#	154,685	5,853,280
Cathay General Bancorp#	143,278	3,824,090
Commerce Bancshares, Inc.	159,417	6,772,034
Cullen/Frost Bankers, Inc.#	104,305	4,999,339
East West Bancorp, Inc.	273,690	8,202,489
First Horizon National Corp.	455,192	5,471,408
FirstMerit Corp.	315,269	6,188,730
FNB Corp.	345,791	4,246,313
Fulton Financial Corp.#	330,996	4,173,860
Hancock Holding Co.#	147,206	3,396,042
International Bancshares Corp.	106,041	2,391,225
PacWest Bancorp	214,898	6,915,418
Prosperity Bancshares, Inc.#	125,201	5,064,380
Signature Bank†	95,694	12,397,158
SVB Financial Group†	97,936	8,701,614
Synovus Financial Corp.	248,393	6,604,770
TCF Financial Corp.	322,439	3,656,458
Trustmark Corp.#	128,491	2,811,383
Umpqua Holdings Corp.#	418,839	6,299,339
Valley National Bancorp	424,898	3,824,082
Webster Financial Corp.	174,366	5,860,441

		131,004,890

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	118,677	4,621,282

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	18,162	3,416,454

Building & Construction Products-Misc. - 0.7%

Fortune Brands Home & Security, Inc.	303,731	15,253,371
Louisiana-Pacific Corp.†	271,709	4,317,456

		19,570,827

Building Products-Air & Heating - 0.4%

Lennox International, Inc.	76,266	9,854,330

Building Products-Cement - 0.2%

Eagle Materials, Inc.	95,186	5,751,138

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	74,904	3,104,771

Building-Maintenance & Services - 0.2%

Rollins, Inc.	178,770	4,921,538

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	86,843	4,809,365

Building-Residential/Commercial - 1.1%

CalAtlantic Group, Inc.	145,006	4,399,482
KB Home#	173,347	2,114,833
MDC Holdings, Inc.#	74,382	1,644,586
NVR, Inc.†	6,996	11,452,452
Toll Brothers, Inc.†	308,401	8,465,608
TRI Pointe Group, Inc.†	276,984	2,855,705

		30,932,666

Cable/Satellite TV - 0.1%

Cable One, Inc.	8,463	3,626,988

Chemicals-Diversified - 0.2%

Olin Corp.	314,034	4,760,755

Chemicals-Plastics - 0.2%

PolyOne Corp.	164,112	4,416,254

Chemicals-Specialty - 1.6%

Albemarle Corp.	213,403	11,997,517
Ashland, Inc.	119,641	11,400,591
Cabot Corp.	118,998	5,298,981
Minerals Technologies, Inc.	66,090	3,358,694
NewMarket Corp.	19,149	6,992,066
Sensient Technologies Corp.	86,007	4,943,682

		43,991,531

Coatings/Paint - 0.8%

RPM International, Inc.	253,045	10,336,888
Valspar Corp.	139,050	10,879,272

		21,216,160

Commercial Services - 0.2%

Live Nation Entertainment, Inc.†	277,097	6,093,363

Commercial Services-Finance - 1.1%

Global Payments, Inc.#	247,031	15,056,539
SEI Investments Co.	263,032	10,039,931
WEX, Inc.†	73,495	4,799,224

		29,895,694

Computer Aided Design - 0.5%

ANSYS, Inc.†	169,257	14,051,716

Computer Data Security - 0.3%

Fortinet, Inc.†	278,490	7,909,116

Computer Services - 1.5%

Computer Sciences Corp.#	263,958	7,604,630
Convergys Corp.	185,501	4,782,216
DST Systems, Inc.	61,866	6,469,946
Leidos Holdings, Inc.	122,033	5,274,266
Manhattan Associates, Inc.†	138,963	7,679,096

MAXIMUS, Inc.	124,263	6,110,012
Science Applications International Corp.	78,691	3,513,553

		41,433,719

Computer Software - 0.4%

j2 Global, Inc.#	87,673	6,407,143
Rackspace Hosting, Inc.†	217,754	4,688,243

		11,095,386

Computers-Integrated Systems - 0.6%

Diebold, Inc.#	123,614	3,068,099
NCR Corp.†	235,034	5,490,394
NetScout Systems, Inc.†	188,543	3,897,184
VeriFone Systems, Inc.†	218,622	5,222,880

		17,678,557

Computers-Other - 0.1%

3D Systems Corp.†#	202,507	2,160,750

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc., Class A	117,566	3,646,897

Consulting Services - 0.7%

CEB, Inc.#	62,939	3,415,699
FTI Consulting, Inc.†#	79,792	2,625,955
Gartner, Inc.†	157,589	12,985,334

		19,026,988

Consumer Products-Misc. - 0.8%

Jarden Corp.†	393,953	20,832,235

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A#	48,887	1,295,994
Silgan Holdings, Inc.	76,959	3,942,610

		5,238,604

Containers-Paper/Plastic - 1.0%

Bemis Co., Inc.	182,534	8,956,943
Packaging Corp. of America	184,492	8,947,862
Sonoco Products Co.#	191,978	8,389,439

		26,294,244

Cosmetics & Toiletries - 0.4%

Avon Products, Inc.#	828,099	3,155,057
Edgewell Personal Care Co.	114,179	8,728,985

		11,884,042

Data Processing/Management - 1.4%

Acxiom Corp.†	148,111	3,071,822
Broadridge Financial Solutions, Inc.	225,543	12,659,728
CommVault Systems, Inc.†	80,143	3,002,958
Fair Isaac Corp.#	59,105	5,882,130
Jack Henry & Associates, Inc.#	152,020	12,502,125

		37,118,763

Decision Support Software - 0.5%

MSCI, Inc.	175,755	12,394,243

Dental Supplies & Equipment - 0.3%

Align Technology, Inc.†	137,578	9,084,275

Diagnostic Kits - 0.5%

IDEXX Laboratories, Inc.†	173,008	12,657,265

Disposable Medical Products - 0.4%

STERIS PLC	163,255	10,500,562

Distribution/Wholesale - 1.6%

Fossil Group, Inc.†#	78,706	3,692,098
Ingram Micro, Inc., Class A	296,363	10,609,795
LKQ Corp.†	581,018	16,036,097
Pool Corp.	81,024	6,503,797
Watsco, Inc.	48,902	6,237,450

		43,079,237

Diversified Manufacturing Operations - 1.3%

A.O. Smith Corp.	142,438	10,024,786
Carlisle Cos., Inc.	123,635	11,146,932
Crane Co.	93,869	4,604,274
ITT Corp.	170,223	6,002,063
Trinity Industries, Inc.	290,720	4,605,005

		36,383,060

Drug Delivery Systems - 0.2%

Catalent, Inc.†	187,098	4,540,868

E-Marketing/Info - 0.1%

comScore, Inc.†#	89,402	3,678,892

Electric-Generation - 0.0%

Talen Energy Corp.†	122,208	777,243

Electric-Integrated - 2.9%

Alliant Energy Corp.	215,603	14,650,224
Black Hills Corp.#	97,333	5,451,621
Cleco Corp.	115,033	5,281,165
Great Plains Energy, Inc.	293,155	8,601,168
Hawaiian Electric Industries, Inc.	204,380	6,000,597
IDACORP, Inc.#	95,745	6,794,065
MDU Resources Group, Inc.	371,383	6,762,885
OGE Energy Corp.	379,822	9,449,971
PNM Resources, Inc.#	151,497	4,835,784
Westar Energy, Inc.	268,816	11,682,743

		79,510,223

Electronic Components-Misc. - 0.8%

Gentex Corp.	554,460	8,072,938
Jabil Circuit, Inc.	359,985	7,505,687
Knowles Corp.†#	168,205	1,914,173
Vishay Intertechnology, Inc.#	257,600	3,049,984

		20,542,782

Electronic Components-Semiconductors - 1.4%

Advanced Micro Devices, Inc.†#	1,217,340	2,605,108
Cree, Inc.†#	195,985	6,220,564
Fairchild Semiconductor International, Inc.†	215,670	4,326,340
Intersil Corp., Class A	252,041	3,218,564
IPG Photonics Corp.†#	69,266	5,711,674
Microsemi Corp.†	211,063	7,309,112
Silicon Laboratories, Inc.†	73,538	3,033,442
Synaptics, Inc.†#	68,911	5,596,262

		38,021,066

Electronic Design Automation - 1.1%

Cadence Design Systems, Inc.†#	565,818	12,193,378
Mentor Graphics Corp.	189,923	3,627,529

Synopsys, Inc.†	296,601	13,272,895

		29,093,802

Electronic Measurement Instruments - 0.9%

Keysight Technologies, Inc.†	323,329	8,435,654
National Instruments Corp.	191,266	5,518,024
Trimble Navigation, Ltd.†	476,401	11,081,087

		25,034,765

Electronic Parts Distribution - 0.9%

Arrow Electronics, Inc.†	177,888	10,168,078
Avnet, Inc.	251,071	10,331,572
Tech Data Corp.†	66,705	4,696,699

		25,196,349

Energy-Alternate Sources - 0.0%

SunEdison, Inc.†#	602,383	1,192,718

Engineering/R&D Services - 0.4%

AECOM†	287,968	7,907,601
KBR, Inc.	274,379	3,794,662

		11,702,263

Enterprise Software/Service - 1.3%

CDK Global, Inc.	303,222	13,611,636
SYNNEX Corp.	54,939	5,165,914
Tyler Technologies, Inc.†	61,751	7,429,880
Ultimate Software Group, Inc.†	54,502	9,361,264

		35,568,694

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	60,370	2,636,358

Filtration/Separation Products - 0.4%

CLARCOR, Inc.	94,899	4,568,438
Donaldson Co., Inc.#	234,631	6,625,979

		11,194,417

Finance-Consumer Loans - 0.2%

SLM Corp.†	810,430	4,732,911

Finance-Investment Banker/Broker - 0.5%

Raymond James Financial, Inc.	242,312	10,622,958
Stifel Financial Corp.†	132,200	3,828,512

		14,451,470

Finance-Mortgage Loan/Banker - 0.2%

CoreLogic, Inc.†	167,654	5,799,152

Finance-Other Services - 0.7%

CBOE Holdings, Inc.	156,824	9,801,500
MarketAxess Holdings, Inc.#	70,927	8,402,012

		18,203,512

Food-Baking - 0.2%

Flowers Foods, Inc.	355,095	6,082,777

Food-Canned - 0.3%

TreeHouse Foods, Inc.†	103,459	8,734,009

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	33,690	1,122,551

Food-Dairy Products - 0.6%

Dean Foods Co.#	173,755	3,351,734
WhiteWave Foods Co.†	335,125	12,976,040

		16,327,774

Food-Flour & Grain - 0.3%

Post Holdings, Inc.†	118,072	8,201,281

Food-Misc./Diversified - 0.9%

Hain Celestial Group, Inc.†	195,827	7,239,724
Ingredion, Inc.	136,074	13,773,410
Lancaster Colony Corp.	36,954	3,760,809

		24,773,943

Food-Retail - 0.4%

Sprouts Farmers Market, Inc.†	246,391	7,017,216
SUPERVALU, Inc.†	505,755	2,584,408

		9,601,624

Food-Wholesale/Distribution - 0.1%

United Natural Foods, Inc.†	95,468	2,946,143

Footwear & Related Apparel - 0.4%

Deckers Outdoor Corp.†#	61,493	3,478,044
Skechers U.S.A., Inc., Class A†	247,193	8,137,594

		11,615,638

Funeral Services & Related Items - 0.3%

Service Corp. International	373,742	8,790,412

Garden Products - 0.5%

Scotts Miracle-Gro Co., Class A	86,575	5,975,407
Toro Co.	104,243	8,308,167

		14,283,574

Gas-Distribution - 2.2%

Atmos Energy Corp.	193,060	13,400,295
National Fuel Gas Co.	160,968	7,353,018
ONE Gas, Inc.	99,195	5,751,326
Questar Corp.	332,546	8,237,164
UGI Corp.	327,975	12,121,956
Vectren Corp.	157,298	7,160,205
WGL Holdings, Inc.#	94,777	6,462,844

		60,486,808

Gold Mining - 0.2%

Royal Gold, Inc.	124,175	5,757,995

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	99,671	4,245,985

Home Furnishings - 0.3%

Tempur Sealy International, Inc.†	118,369	6,826,340

Housewares - 0.2%

Tupperware Brands Corp.#	95,776	4,784,969

Human Resources - 0.4%

ManpowerGroup, Inc.	140,013	10,842,607

Industrial Automated/Robotic - 0.5%

Cognex Corp.	161,370	5,972,304
Nordson Corp.	102,060	7,314,640

		13,286,944

Instruments-Controls - 0.8%

Mettler-Toledo International, Inc.†	52,031	16,385,082
Woodward, Inc.	108,199	5,079,943

		21,465,025

Instruments-Scientific - 0.2%

FEI Co.#	77,705	6,312,754

Insurance Brokers - 0.8%

Arthur J. Gallagher & Co.	336,062	13,392,071
Brown & Brown, Inc.	222,528	7,189,879

		20,581,950

Insurance-Life/Health - 0.7%

CNO Financial Group, Inc.#	353,686	6,164,747
Primerica, Inc.#	91,981	3,880,678
StanCorp Financial Group, Inc.	80,539	9,253,931

		19,299,356

Insurance-Multi-line - 0.8%

American Financial Group, Inc.	136,228	9,138,174
Genworth Financial, Inc., Class A†	946,146	2,005,829
Kemper Corp.#	91,633	2,463,095
Old Republic International Corp.	462,447	8,231,557

		21,838,655

Insurance-Property/Casualty - 1.5%

Alleghany Corp.†	29,619	13,742,623
First American Financial Corp.	206,824	7,658,693
Hanover Insurance Group, Inc.	82,253	6,822,886
Mercury General Corp.	69,246	3,640,955
WR Berkley Corp.	187,586	9,660,679

		41,525,836

Insurance-Reinsurance - 1.8%

Aspen Insurance Holdings, Ltd.	115,607	5,166,477
Endurance Specialty Holdings, Ltd.	116,574	7,259,063
Everest Re Group, Ltd.	81,939	15,251,306
Reinsurance Group of America, Inc.	125,050	11,267,005
RenaissanceRe Holdings, Ltd.	83,398	9,440,654

		48,384,505

Investment Management/Advisor Services - 0.8%

Eaton Vance Corp.	223,493	6,461,182
Federated Investors, Inc., Class B	180,177	4,715,232
Janus Capital Group, Inc.	277,585	3,589,174
Waddell & Reed Financial, Inc., Class A	157,845	3,696,730
WisdomTree Investments, Inc.#	218,435	2,588,455

		21,050,773

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.	83,271	17,439,446

Machine Tools & Related Products - 0.4%

Kennametal, Inc.	151,409	3,047,863
Lincoln Electric Holdings, Inc.#	125,411	6,843,678

		9,891,541

Machinery-Construction & Mining - 0.4%

Joy Global, Inc.#	185,391	2,395,252
Oshkosh Corp.#	142,284	4,908,798
Terex Corp.	206,360	4,618,337

		11,922,387

Machinery-Electrical - 0.2%

Regal Beloit Corp.	84,942	4,636,134

Machinery-Farming - 0.3%

AGCO Corp.#	139,882	6,922,760

Machinery-General Industrial - 1.1%

IDEX Corp.	145,534	10,938,335
Wabtec Corp.	183,495	12,954,747
Zebra Technologies Corp., Class A†	99,091	6,121,842

		30,014,924

Machinery-Pumps - 0.3%

Graco, Inc.#	106,343	8,328,784

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	359,494	4,500,865

Medical Instruments - 0.4%

Bio-Techne Corp.	70,735	6,071,892
LivaNova PLC†#	80,811	4,560,973

		10,632,865

Medical Products - 1.9%

Cooper Cos., Inc.	92,461	13,218,224
Halyard Health, Inc.†#	88,657	2,262,527
Hill-Rom Holdings, Inc.	107,834	4,998,106
Sirona Dental Systems, Inc.†	106,312	11,757,430
Teleflex, Inc.#	79,124	11,300,490
West Pharmaceutical Services, Inc.	137,107	8,503,376

		52,040,153

Medical-Biomedical/Gene - 0.8%

Bio-Rad Laboratories, Inc., Class A†	39,545	5,324,339
Charles River Laboratories International, Inc.†	88,676	6,511,479
United Therapeutics Corp.†	86,783	10,582,319

		22,418,137

Medical-Drugs - 0.1%

Akorn, Inc.†#	152,351	4,051,013

Medical-HMO - 1.3%

Centene Corp.†#	226,716	12,913,743
Health Net, Inc.†	147,008	9,146,838
Molina Healthcare, Inc.†#	77,865	4,830,745
WellCare Health Plans, Inc.†	83,885	7,538,745

		34,430,071

Medical-Hospitals - 0.3%

Community Health Systems, Inc.†	224,786	3,398,764
LifePoint Health, Inc.†	82,782	5,162,286

		8,561,050

Medical-Outpatient/Home Medical - 0.3%

Amsurg Corp.†	102,619	6,983,223

Medical-Wholesale Drug Distribution - 0.2%

Owens & Minor, Inc.	119,603	4,713,554

Metal Processors & Fabrication - 0.2%

Timken Co.	137,329	4,096,524

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.	118,770	8,754,537

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	135,190	3,468,975

Multimedia - 0.6%

FactSet Research Systems, Inc.	78,833	11,863,578
Meredith Corp.	71,686	3,117,624

		14,981,202

Networking Products - 0.1%

Polycom, Inc.†	251,909	2,622,373

Non-Hazardous Waste Disposal - 0.5%

Waste Connections, Inc.#	232,738	14,352,952

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	113,869	2,970,842
HNI Corp.	84,029	2,841,021

		5,811,863

Oil & Gas Drilling - 0.6%

Nabors Industries, Ltd.	539,199	3,860,665
Noble Corp. PLC#	460,215	3,833,591
Patterson-UTI Energy, Inc.	279,925	4,350,034
Rowan Cos. PLC, Class A	237,388	3,162,008

		15,206,298

Oil Companies-Exploration & Production - 0.6%

California Resources Corp.#	597,491	335,850
Denbury Resources, Inc.#	667,887	854,895
Energen Corp.	179,919	4,764,255
Gulfport Energy Corp.†	205,873	4,940,952
QEP Resources, Inc.	305,890	2,985,487
SM Energy Co.#	129,284	1,168,727
WPX Energy, Inc.†#	445,024	1,829,049

		16,879,215

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	72,951	3,957,592

Oil Refining & Marketing - 0.7%

HollyFrontier Corp.	347,874	11,765,099
Murphy USA, Inc.†	74,511	4,745,605
Western Refining, Inc.	131,854	3,516,546

		20,027,250

Oil-Field Services - 0.5%

NOW, Inc.†#	203,895	3,299,021
Oceaneering International, Inc.	186,095	5,139,944
Oil States International, Inc.†	96,628	2,522,957
Superior Energy Services, Inc.	286,690	2,947,173

		13,909,095

Paper & Related Products - 0.2%

Domtar Corp.	119,537	4,206,507

Physicians Practice Management - 0.4%

MEDNAX, Inc.†	178,860	11,990,774

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc.	103,483	10,282,071

Printing-Commercial - 0.4%

Deluxe Corp.	93,613	5,374,322
RR Donnelley & Sons Co.#	396,934	6,025,458

		11,399,780

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	93,330	4,062,655

Publishing-Newspapers - 0.1%

New York Times Co., Class A	235,891	2,965,150

Publishing-Periodicals - 0.1%

Time, Inc.	208,785	2,943,869

Quarrying - 0.2%

Compass Minerals International, Inc.#	64,099	4,348,476

Racetracks - 0.1%

International Speedway Corp., Class A	50,787	1,751,644

Real Estate Investment Trusts - 9.4%

Alexandria Real Estate Equities, Inc.	137,888	10,915,214
American Campus Communities, Inc.	235,002	10,286,038
Camden Property Trust	165,204	12,347,347
Care Capital Properties, Inc.	159,386	4,225,323
Communications Sales & Leasing, Inc.†	229,068	4,317,932
Corporate Office Properties Trust	179,796	4,207,226
Corrections Corp. of America	222,951	6,449,972
Douglas Emmett, Inc.	265,206	7,118,129
Duke Realty Corp.	656,670	13,579,936
EPR Properties	119,964	7,465,360
Equity One, Inc.	171,503	4,700,897
Highwoods Properties, Inc.	181,304	7,895,789
Hospitality Properties Trust	288,233	6,998,297
Kilroy Realty Corp.	175,284	9,512,663
Lamar Advertising Co. Class A	155,934	8,908,509
LaSalle Hotel Properties#	214,784	5,229,990
Liberty Property Trust	281,053	8,116,811
Mack-Cali Realty Corp.	169,864	3,380,294
Mid-America Apartment Communities, Inc.	143,366	12,894,338
National Retail Properties, Inc.	258,971	11,389,545
Omega Healthcare Investors, Inc.	313,054	10,036,511
Post Properties, Inc.	102,942	5,736,958
Potlatch Corp.	77,367	2,045,583
Rayonier, Inc.	235,370	5,138,127
Regency Centers Corp.	179,090	12,640,172
Senior Housing Properties Trust	451,656	7,050,350
Sovran Self Storage, Inc.	73,163	7,787,470
Tanger Factory Outlet Centers, Inc.	180,195	5,780,656
Taubman Centers, Inc.	114,561	8,113,210
UDR, Inc.	498,336	17,107,875
Urban Edge Properties#	175,626	4,271,224
Weingarten Realty Investors	216,875	7,640,506
WP GLIMCHER, Inc.	352,438	3,045,064

		256,333,316

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	85,665	8,743,827

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.#	87,380	2,928,978

Recreational Vehicles - 0.6%

Brunswick Corp.	173,162	7,366,311
Polaris Industries, Inc.#	115,961	10,194,132

		17,560,443

Rental Auto/Equipment - 0.1%

Aaron’s, Inc.	122,880	2,825,011

Research & Development - 0.2%

PAREXEL International Corp.†	101,257	5,942,773

Respiratory Products - 0.6%

ResMed, Inc.#	265,605	15,115,581

Retail-Apparel/Shoe - 1.4%

Abercrombie & Fitch Co., Class A#	127,820	3,713,171
American Eagle Outfitters, Inc.#	340,570	5,197,098
Ascena Retail Group, Inc.†#	327,986	2,771,482
Chico’s FAS, Inc.	265,132	3,383,084
Foot Locker, Inc.	261,063	16,316,438
Guess?, Inc.	121,089	2,585,250
Kate Spade & Co.†	242,868	4,813,644

		38,780,167

Retail-Automobile - 0.3%

Copart, Inc.†	193,680	7,311,420

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	91,989	6,400,595

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	74,189	7,832,133

Retail-Discount - 0.3%

Big Lots, Inc.	94,247	3,812,291
HSN, Inc.	60,879	3,232,066

		7,044,357

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	158,780	8,274,026

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.†#	581,041	5,926,618

Retail-Misc./Diversified - 0.2%

CST Brands, Inc.	143,813	4,665,294

Retail-Office Supplies - 0.2%

Office Depot, Inc.†	939,279	4,771,537

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.	134,619	6,301,515

Retail-Restaurants - 2.3%

Brinker International, Inc.#	113,270	5,640,846
Buffalo Wild Wings, Inc.†	36,222	5,746,620
Cheesecake Factory, Inc.#	86,068	4,294,793
Cracker Barrel Old Country Store, Inc.#	45,529	6,740,569
Domino’s Pizza, Inc.	103,935	13,827,512
Dunkin’ Brands Group, Inc.#	176,195	8,207,163
Jack in the Box, Inc.	68,076	4,680,225
Panera Bread Co., Class A†	45,264	9,378,701
Wendy’s Co.	416,112	3,898,970

		62,415,399

Retail-Sporting Goods - 0.6%

Cabela’s, Inc.†#	93,607	4,491,264
Dick’s Sporting Goods, Inc.	171,328	7,276,300
Vista Outdoor, Inc.†	118,502	5,842,149

		17,609,713

Savings & Loans/Thrifts - 0.9%

First Niagara Financial Group, Inc.	674,780	6,234,967
New York Community Bancorp, Inc.	922,330	13,954,853
Washington Federal, Inc.	176,954	3,749,655

		23,939,475

Schools - 0.2%

DeVry Education Group, Inc.#	108,655	1,984,040
Graham Holdings Co., Class B	8,532	4,164,555

		6,148,595

Semiconductor Components-Integrated Circuits - 0.6%

Atmel Corp.	799,389	6,459,063
Cypress Semiconductor Corp.†#	634,910	5,066,582
Integrated Device Technology, Inc.†	257,471	5,000,087

		16,525,732

Semiconductor Equipment - 0.3%

Teradyne, Inc.	390,880	7,457,990

Shipbuilding - 0.4%

Huntington Ingalls Industries, Inc.	89,345	11,709,556

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	43,819	4,953,738

Steel-Producers - 1.0%

Carpenter Technology Corp.#	93,425	2,776,591
Commercial Metals Co.	221,313	3,251,088
Reliance Steel & Aluminum Co.	136,257	8,296,689
Steel Dynamics, Inc.	460,504	8,376,568
United States Steel Corp.#	278,204	2,537,220
Worthington Industries, Inc.	87,982	2,737,120

		27,975,276

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.#	207,707	2,785,351

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	240,916	4,938,778

Telecom Services - 0.1%

NeuStar, Inc., Class A†#	100,827	2,507,568

Telecommunication Equipment - 0.4%

ARRIS International PLC†	337,576	8,064,691
Plantronics, Inc.	64,059	2,402,212

		10,466,903

Telephone-Integrated - 0.2%

Telephone & Data Systems, Inc.	179,634	4,799,821

Television - 0.3%

AMC Networks, Inc., Class A†	115,835	7,591,826

Theaters - 0.2%

Cinemark Holdings, Inc.	200,644	6,641,316

Transactional Software - 0.4%

ACI Worldwide, Inc.†	224,921	4,197,026
Solera Holdings, Inc.	127,892	7,123,584

		11,320,610

Transport-Equipment & Leasing - 0.1%

GATX Corp.#	80,642	3,468,412

Transport-Marine - 0.2%

Kirby Corp.†	102,722	5,815,092

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†#	108,209	6,137,615

Transport-Truck - 0.6%

Landstar System, Inc.#	82,137	4,862,510
Old Dominion Freight Line, Inc.†	131,916	8,516,497
Werner Enterprises, Inc.	84,776	2,250,803

		15,629,810

Veterinary Diagnostics - 0.3%

VCA, Inc.†	153,376	7,826,777

Water - 0.4%

Aqua America, Inc.	335,555	10,257,916

Wire & Cable Products - 0.2%

Belden, Inc.	79,836	4,372,618

Wireless Equipment - 0.1%

InterDigital, Inc.	67,346	3,349,117

X-Ray Equipment - 0.6%

Hologic, Inc.†	468,118	16,210,926

Total Long-Term Investment Securities (cost $2,193,267,800)		2,643,249,501

SHORT-TERM INVESTMENT SECURITIES - 8.7%
Registered Investment Companies - 6.5%

State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	177,013,144	177,013,144

U.S. Government Treasuries - 2.2%

United States Treasury Bills
0.20% due 03/10/2016	$10,000,000	9,999,570
0.21% due 03/17/2016(3)	300,000	299,971
0.22% due 03/03/2016	20,000,000	19,999,840
0.26% due 03/17/2016(3)	6,150,000	6,149,403
0.27% due 03/10/2016	25,000,000	24,998,925

		61,447,709

Total Short-Term Investment Securities
(cost $238,459,992)		238,460,853

REPURCHASE AGREEMENTS - 0.7%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $18,325,000)	18,325,000	18,325,000

TOTAL INVESTMENTS
(cost $2,450,052,792)(5)	106.4%	2,900,035,354
Liabilities in excess of other assets	(6.4)	(175,559,050)

NET ASSETS	100.0%	$2,724,476,304

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 1.
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $243,219,776. This was secured by collateral of $177,013,144, which was received in cash and subsequently invested in short-term investments currently valued at $177,013,144 as reported in the Portfolio of Investments. Additional collateral of $71,953,965 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
Federal Home Loan Mtg. Corp.	1.96% to 4.00%	11/07/2022 to 06/15/2044	$443,919
Federal National Mtg. Assoc.	2.00% to 5.50%	01/01/2025 to 02/25/2044	566,311
Government National Mtg. Assoc.	2.65%	5/16/2048	319
United States Treasury Bills	0.00%	03/24/2016 to 01/05/2017	4,716,900
United States Treasury Notes/Bonds	zero coupon to 8.88%	04/15/2016 to 05/15/2045	66,226,516

(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)

618	Long	S&P Mid Cap 400 E-Mini Index	March 2016	$83,685,853	$82,360,860	$(1,324,993)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical Products	$40,282,723	$11,757,430	$—	$52,040,153
Other Industries	2,591,209,348	—	—	2,591,209,348
Short-Term Investment Securities:
Registered Investment Companies	177,013,144		—	177,013,144
U.S. Government Treasuries	—	61,447,709	—	61,447,709
Repurchase Agreements	—	18,325,000	—	18,325,000

Total Investments at Value	$2,808,505,215	$91,530,139	$—	$2,900,035,354

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,324,993	$—	$—	$1,324,993

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.0%
Advertising Agencies - 0.8%

Omnicom Group, Inc.	24,554	$1,910,547

Aerospace/Defense - 1.0%

Teledyne Technologies, Inc.†	15,221	1,296,525
TransDigm Group, Inc.†	4,591	980,546

		2,277,071

Aerospace/Defense-Equipment - 0.7%

Orbital ATK, Inc.	17,965	1,504,748

Agricultural Chemicals - 0.3%

Potash Corp. of Saskatchewan, Inc.	35,969	609,315

Airlines - 1.9%

Ryanair Holdings PLC ADR	16,842	1,400,749
United Continental Holdings, Inc.†	52,080	2,982,101

		4,382,850

Apparel Manufacturers - 1.5%

Carter’s, Inc.	10,134	1,029,918
Gildan Activewear, Inc.	90,995	2,353,131

		3,383,049

Applications Software - 2.4%

Dropbox, Inc.†(1)(2)(3)	89,561	821,237
Intuit, Inc.	19,344	1,869,404
Red Hat, Inc.†	28,513	1,863,324
Tableau Software, Inc., Class A†	18,837	859,909

		5,413,874

Auction Houses/Art Dealers - 1.0%

Ritchie Bros. Auctioneers, Inc.	93,137	2,226,906

Audio/Video Products - 0.6%

Harman International Industries, Inc.	17,870	1,370,272

Auto Repair Centers - 0.2%

Monro Muffler Brake, Inc.	6,426	439,346

Auto/Truck Parts & Equipment-Original - 1.3%

Delphi Automotive PLC	34,863	2,324,665
WABCO Holdings, Inc.†	8,165	769,959

		3,094,624

Banks-Commercial - 0.7%

First Republic Bank	25,315	1,557,885

Beverages-Wine/Spirits - 1.1%

Constellation Brands, Inc., Class A	18,360	2,596,655

Building Products-Cement - 0.7%

Vulcan Materials Co.	17,165	1,691,267

Commercial Services - 2.1%

Aramark	26,085	819,591
CoStar Group, Inc.†	9,346	1,654,803
Edenred(4)	48,046	842,873
ServiceMaster Global Holdings, Inc.†	40,520	1,536,924

		4,854,191

Commercial Services-Finance - 4.8%

Equifax, Inc.	21,703	2,276,210
Global Payments, Inc.	22,352	1,362,354
McGraw Hill Financial, Inc.	20,255	1,817,684
SEI Investments Co.	40,381	1,541,343
Vantiv, Inc., Class A†	44,468	2,314,115
WEX, Inc.†	27,643	1,805,088

		11,116,794

Computer Services - 1.4%

Amdocs, Ltd.	57,318	3,253,370

Computer Software - 1.9%

Constellation Software, Inc.	5,359	2,235,967
SS&C Technologies Holdings, Inc.	34,708	2,023,129

		4,259,096

Computers-Integrated Systems - 0.3%

NetScout Systems, Inc.†	36,255	749,391

Computers-Memory Devices - 0.5%

Western Digital Corp.	26,484	1,152,849

Consulting Services - 2.0%

Gartner, Inc.†	11,913	981,631
Verisk Analytics, Inc.†	49,436	3,600,918

		4,582,549

Containers-Paper/Plastic - 0.9%

Berry Plastics Group, Inc.†	41,550	1,293,452
Sealed Air Corp.	19,277	881,537

		2,174,989

Cruise Lines - 0.6%

Royal Caribbean Cruises, Ltd.	19,925	1,481,822

Data Processing/Management - 4.0%

Broadridge Financial Solutions, Inc.	45,304	2,542,913
Fidelity National Information Services, Inc.	69,463	4,046,220
Jack Henry & Associates, Inc.	32,263	2,653,309

		9,242,442

Decision Support Software - 1.0%

MSCI, Inc.	33,610	2,370,177

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†	9,242	676,145

Disposable Medical Products - 0.7%

STERIS PLC	25,206	1,621,250

Distribution/Wholesale - 0.4%

Fastenal Co.#	21,112	956,162

Diversified Manufacturing Operations - 1.0%

A.O. Smith Corp.	32,526	2,289,180

Drug Delivery Systems - 1.0%

Catalent, Inc.†	57,617	1,398,365
DexCom, Inc.†	15,443	1,004,721

		2,403,086

E-Commerce/Services - 0.2%

SurveyMonkey.com LLC†(1)(2)(3)	44,965	379,754

Electric Products-Misc. - 1.2%

AMETEK, Inc.	58,991	2,737,772

Electronic Components-Misc. - 0.5%

Flextronics International, Ltd.†	112,790	1,224,899

Electronic Components-Semiconductors - 2.8%

Microchip Technology, Inc.#	27,604	1,228,102
Monolithic Power Systems, Inc.	18,785	1,109,442
ON Semiconductor Corp.†	180,378	1,513,372
Xilinx, Inc.	54,942	2,594,361

		6,445,277

Electronic Connectors - 1.7%

Amphenol Corp., Class A	30,204	1,602,926

TE Connectivity, Ltd.	40,849	2,325,125

		3,928,051

Electronic Design Automation - 1.2%

Cadence Design Systems, Inc.†	126,267	2,721,054

Electronic Measurement Instruments - 0.7%

National Instruments Corp.	58,041	1,674,483

Enterprise Software/Service - 0.1%

Atlassian Corp PLC, Class A†	9,056	215,261

Entertainment Software - 1.0%

Activision Blizzard, Inc.	74,013	2,343,992

Finance-Investment Banker/Broker - 1.4%

LPL Financial Holdings, Inc.#	59,203	1,197,677
TD Ameritrade Holding Corp.	73,045	2,087,626

		3,285,303

Financial Guarantee Insurance - 0.6%

MGIC Investment Corp.†	210,893	1,442,508

Food-Dairy Products - 0.9%

WhiteWave Foods Co.†	50,538	1,956,831

Food-Meat Products - 0.8%

Tyson Foods, Inc., Class A	28,674	1,856,641

Food-Misc./Diversified - 0.6%

Blue Buffalo Pet Products, Inc.†#	77,830	1,424,289

Footwear & Related Apparel - 0.5%

Wolverine World Wide, Inc.	63,890	1,209,438

Home Decoration Products - 1.0%

Newell Rubbermaid, Inc.#	58,210	2,212,562

Home Furnishings - 0.6%

Tempur Sealy International, Inc.†	24,230	1,397,344

Instruments-Controls - 1.7%

Mettler-Toledo International, Inc.†	1,740	547,943
Sensata Technologies Holding NV†	97,051	3,310,410

		3,858,353

Instruments-Scientific - 1.8%

PerkinElmer, Inc.	64,565	3,051,342
Waters Corp.†	9,323	1,121,650

		4,172,992

Insurance Brokers - 1.8%

Aon PLC	29,686	2,828,779
Willis Towers Watson PLC	12,029	1,363,126

		4,191,905

Lighting Products & Systems - 0.8%

Acuity Brands, Inc.	8,866	1,856,806

Machinery-General Industrial - 1.3%

Middleby Corp.†	10,947	1,013,692
Roper Technologies, Inc.	7,638	1,282,649
Wabtec Corp.	10,139	715,814

		3,012,155

Medical Information Systems - 1.4%

athenahealth, Inc.†#	18,613	2,402,380
IMS Health Holdings, Inc.†	35,006	902,455

		3,304,835

Medical Instruments - 3.3%

Bio-Techne Corp.	8,982	771,015
Boston Scientific Corp.†	258,373	4,387,173
Edwards Lifesciences Corp.†	27,717	2,411,379

		7,569,567

Medical Products - 3.5%

Henry Schein, Inc.†	15,457	2,557,361
Teleflex, Inc.#	16,681	2,382,380
Varian Medical Systems, Inc.†	39,577	3,095,713

		8,035,454

Medical-Biomedical/Gene - 2.1%

BioMarin Pharmaceutical, Inc.†	14,995	1,227,641
Celgene Corp.†	14,600	1,472,118
Incyte Corp.†	14,855	1,091,842
Medivation, Inc.†	31,595	1,130,153

		4,921,754

Medical-Drugs - 1.5%

AbbVie, Inc.	18,127	989,915
Anacor Pharmaceuticals, Inc.†	7,820	498,760
DBV Technologies SA ADR†	12,648	318,097
Quintiles Transnational Holdings, Inc.†	26,490	1,661,188

		3,467,960

Medical-Hospitals - 0.5%

Universal Health Services, Inc., Class B	9,841	1,086,151

Multimedia - 1.1%

FactSet Research Systems, Inc.	5,934	893,007
Markit, Ltd.†	54,862	1,526,261

		2,419,268

Networking Products - 0.4%

Palo Alto Networks, Inc.†	6,988	1,011,793

Patient Monitoring Equipment - 0.3%

Masimo Corp.†	19,574	740,680

Printing-Commercial - 0.8%

Cimpress NV†#	20,766	1,831,146

Real Estate Investment Trusts - 4.8%

Crown Castle International Corp.	57,590	4,981,535
Equinix, Inc.	9,373	2,846,486
Lamar Advertising Co. Class A	58,674	3,352,046

		11,180,067

Real Estate Management/Services - 0.6%

CBRE Group, Inc., Class A†	52,750	1,340,378

Recreational Vehicles - 0.4%

Polaris Industries, Inc.#	9,087	798,838

Retail-Apparel/Shoe - 1.3%

Burlington Stores, Inc.†	29,157	1,634,542
Kate Spade & Co.†	70,748	1,402,225

		3,036,767

Retail-Arts & Crafts - 0.7%

Michaels Cos., Inc.†	72,245	1,683,308

Retail-Auto Parts - 1.0%

Advance Auto Parts, Inc.	15,650	2,323,086

Retail-Discount - 1.9%

Dollar General Corp.	10,511	780,442
Dollar Tree, Inc.†	44,025	3,533,006

		4,313,448

Retail-Gardening Products - 0.7%

Tractor Supply Co.	19,115	1,616,556

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.	14,660	763,933

Retail-Petroleum Products - 0.6%

World Fuel Services Corp.	30,230	1,415,066

Retail-Restaurants - 2.1%

Chipotle Mexican Grill, Inc.†	1,532	780,033
Dunkin’ Brands Group, Inc.#	86,837	4,044,868

		4,824,901

Semiconductor Components-Integrated Circuits - 1.4%

Atmel Corp.	157,496	1,272,568
M/A-COM Technology Solutions Holdings, Inc.†#	24,400	924,760
NXP Semiconductors NV†	14,475	1,031,199

		3,228,527

Semiconductor Equipment - 1.6%

KLA-Tencor Corp.	30,046	2,035,316
Lam Research Corp.	22,378	1,640,307

		3,675,623

Telecommunication Equipment - 1.3%

Nice Systems, Ltd. ADR	48,315	2,895,035

Television - 0.6%

AMC Networks, Inc., Class A†	21,650	1,418,941

Transport-Rail - 0.4%

Canadian Pacific Railway, Ltd.	8,088	980,185

Transport-Services - 0.9%

Expeditors International of Washington, Inc.	44,945	2,057,582

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.	19,264	1,420,913

Wire & Cable Products - 0.6%

Belden, Inc.	24,334	1,332,773

Total Common Stocks
(cost $226,268,390)		223,884,107

CONVERTIBLE PREFERRED SECURITIES - 2.0%
Applications Software - 0.1%

Dropbox, Inc., Series A†(1)(2)(3)	8,758	80,307

Data Processing/Management - 0.2%

Palantir Technologies, Inc., Series G†(1)(2)(3)	89,856	340,554
Palantir Technologies, Inc., Series H†(1)(2)(3)	24,065	91,207
Palantir Technologies, Inc., Series H-1†(1)(2)(3)	24,065	91,206

		522,967

E-Commerce/Products - 0.6%

Flipkart Online Services Pvt., Ltd., Series D†(1)(2)(3)	13,407	1,316,436
Peixe Urbano, Inc., Series C†(1)(2)(3)	14,214	6,112

		1,322,548

E-Commerce/Services - 1.1%

Airbnb, Inc., Series D†(1)(2)(3)	29,418	2,618,288

Total Convertible Preferred Securities
(cost $2,472,586)		4,544,110

Total Long-Term Investment Securities
(cost $228,740,976)		228,428,217

SHORT-TERM INVESTMENT SECURITIES - 9.0%
Commercial Paper - 0.6%

BNP Paribas SA NY 0.35% due 03/01/16	$1,400,000	1,400,000

Registered Investment Companies - 8.4%

State Street Navigator Securities Lending Prime Portfolio 0.49%(5)(6)	19,352,756	19,352,756

Total Short-Term Investment Securities
(cost $20,752,756)		20,752,756

TOTAL INVESTMENTS
(cost $249,493,732)(7)	108.0%	249,180,973
Liabilities in excess of other assets	(8.0)	(18,359,331)

NET ASSETS	100.0%	$230,821,642

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $5,745,101 representing 2.5% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	89,561	$810,680	$821,237	$9.17	0.36%
SurveyMonkey.com LLC	11/25/2014	44,965	739,674	379,754	8.45	0.16
Convertible Preferred Securities
Airbnb, Inc.	04/16/2014	29,418	1,197,696	2,618,288	89.00	1.13
Series D
Dropbox, Inc.	05/25/2012	8,758	79,351	80,307	9.17	0.03
Series A
Flipkart Online Services Pvt., Ltd.	10/04/2013	13,407	307,650	1,316,436	98.19	0.57
Series D
Palantir Technologies, Inc.	07/19/2012	89,856	274,960	340,554	3.79	0.15
Series G
Palantir Technologies, Inc.	10/25/2013	24,065	84,468	91,207	3.79	0.04
Series H
Palantir Technologies, Inc.	10/25/2013	24,065	84,468	91,206	3.79	0.04
Series H-1
Peixe Urbano, Inc.	12/02/2011	14,214	443,993	6,112	0.43	0.00
Series C

				$5,745,101		2.48%

(4)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $842,873 representing 0.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(5)	At February 29, 2016, the Fund had loaned securities with a total value of $18,854,860. This was secured by collateral of $19,352,756, which was received in cash and subsequently invested in short-term investments currently valued at $19,352,756 as reported in the Portfolio of Investments. Additional collateral of $16,599 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Notes/Bonds	0.63% to 3.50%	09/30/2016 to 05/15/2025	$16,599

(6)	The rate shown is the 7-day yield as of February 29, 2016.
(7)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$4,592,637	$—		$821,237	$5,413,874
E-Commerce/Services	—	—		379,754	379,754
Other Industries	217,247,606	842,873	**	—	218,090,479
Convertible Preferred Securities	—	—		4,544,110	4,544,110
Short-Term Investment Securities:
Commercial Paper	—	1,400,000		—	1,400,000
Registered Investment Companies	19,352,756	—		—	19,352,756

Total Investment at Value	$241,192,999	$2,242,873		$5,745,101	$249,180,973

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 5/31/2015	$2,431,325	$5,169,281
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(787,431)
Change in unrealized appreciation(1)	—	1,541,790
Change in unrealized depreciation(1)	(1,230,334)	(1,379,530)
Net purchases	—	—
Net sales	—	(0)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of February 29, 2016	$1,200,991	$4,544,110

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 29, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(1,230,334)	$(625,171)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 29, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/29/16	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$821,237	Market Approach with Option Pricing	Enterprise Value/Revenue Multiple*	5.4x - 11.0x (7.267x)
		Method (“OPM”) and Income Approach	Discount for Lack of Marketability	10% - 33% (23.5%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	40.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.60%

	$379,754	Market Approach	Enterprise Value/Revenue Multiple*	8.0x - 10.5x (9.25x)
			Discount for Lack of Marketability	33% - 45.3% (39.15%)

Convertible Preferred Securities	$6,112	Income Approach	Future Cash Flows*	$0.86
			Discount for Potential Claims	50.0%

	$4,457,691	Market Approach and	Transaction Price*	$11.38 - $142.24 ($53.895)
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x - 16.4x (11.5x)
			Discount for Lack of Marketability	6.0% - 66.7% (32.39%)
			Weighted Average Cost of Capital	17% - 18% (17.20%)
			Perpetual Growth Rate*	3% - 4% (3.30%)

	$80,307	Market Approach with Option Pricing	Enterprise Value/Revenue Multiple*	5.4x - 11.0x (7.267x)
		Method (“OPM”) and Income Approach	Discount for Lack of Marketability	10% - 33% (23.5%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	40.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.60%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 103.4%
Certificates of Deposit - 4.0%

Royal Bank of Canada NY FRS 0.77% due 06/03/2016	$7,700,000	$7,700,000
Svenska Handelsbanken NY 0.45% due 03/24/2016	6,000,000	6,000,038

Total Certificates of Deposit
(amortized cost $13,700,038)		13,700,038

Commercial Paper - 3.8%

BNP Paribas SA NY 0.37% due 03/02/2016	6,000,000	5,999,938
Credit Agricole Corporate and Investment Bank NY 0.50% due 03/01/2016	7,200,000	7,200,000

Total Commercial Paper
(amortized cost $13,199,938)		13,199,938

U.S. Corporate Bonds & Notes - 1.7%

JPMorgan Chase Bank NA FRS 0.61% due 06/07/2016 (amortized cost $5,900,000)	5,900,000	5,900,000

U.S. Government Agencies - 70.2%

Federal Farm Credit Bank
0.32% due 08/03/2016	4,000,000	3,994,489
0.41% due 05/06/2016 FRS	600,000	599,899
0.41% due 05/20/2016 FRS	7,500,000	7,500,343
0.42% due 11/09/2016 FRS	6,700,000	6,699,537
0.42% due 12/19/2016 FRS	750,000	749,977
0.44% due 09/19/2016 FRS	6,000,000	5,997,324
0.44% due 10/19/2016 FRS	6,650,000	6,649,816
0.45% due 05/20/2016 FRS	6,250,000	6,250,426
0.46% due 01/03/2017 FRS	1,300,000	1,299,566
0.47% due 02/13/2017 FRS	3,100,000	3,098,690
0.51% due 02/16/2017 FRS	5,850,000	5,850,573
0.53% due 07/27/2016 FRS	8,550,000	8,550,351
0.53% due 09/19/2016 FRS	5,550,000	5,550,322
0.53% due 10/20/2016 FRS	6,150,000	6,149,608
Federal Home Loan Bank
0.17% due 03/02/2016	6,200,000	6,199,966
0.17% due 03/10/2016	7,500,000	7,499,681
0.19% due 03/24/2016	1,000,000	999,835
0.27% due 03/24/2016	6,250,000	6,248,969
0.28% due 03/07/2016	2,500,000	2,499,883
0.29% due 03/14/2016	3,700,000	3,699,613
0.30% due 03/02/2016	1,500,000	1,499,992
0.30% due 03/04/2016	4,000,000	3,999,900
0.31% due 03/15/2016	2,250,000	2,249,729
0.31% due 03/16/2016	5,600,000	5,599,288
0.31% due 03/17/2016	6,000,000	5,999,173
0.32% due 03/09/2016	2,000,000	1,999,860
0.35% due 06/09/2016	2,900,000	2,897,181
0.37% due 04/20/2016	7,000,000	6,996,403
0.37% due 05/24/2016	8,700,000	8,692,591
0.38% due 07/22/2016 FRS	7,000,000	7,000,066
0.39% due 08/19/2016 FRS	7,000,000	7,000,160
0.40% due 09/02/2016 FRS	6,750,000	6,750,034
0.41% due 06/22/2016 FRS	7,000,000	7,000,000
0.42% due 06/24/2016 FRS	5,750,000	5,750,357
0.43% due 03/28/2016	3,000,000	2,999,032
0.43% due 06/02/2016 FRS	5,100,000	5,099,731
0.44% due 03/29/2016	3,000,000	2,998,973
0.46% due 08/26/2016 FRS	6,000,000	6,000,000
0.46% due 09/26/2016 FRS	6,500,000	6,499,816
0.47% due 09/16/2016 FRS	2,500,000	2,499,922
0.48% due 10/26/2016 FRS	5,750,000	5,749,841
0.50% due 06/30/2016	6,000,000	6,000,000
0.55% due 08/30/2016	3,000,000	2,991,658
Federal Home Loan Mtg. Corp.
0.40% due 05/27/2016	2,200,000	2,200,029
0.43% due 01/13/2017 FRS	1,300,000	1,299,273
0.46% due 08/04/2016	4,650,000	4,640,731
Federal National Mtg. Assoc.
0.29% due 03/09/2016	4,100,000	4,099,736
0.40% due 07/19/2016	6,250,000	6,240,278
0.45% due 07/25/2016 FRS	1,200,000	1,200,003
0.45% due 08/12/2016 FRS	4,500,000	4,500,185
0.45% due 08/15/2016 FRS	3,000,000	3,000,000
0.45% due 08/16/2016 FRS	2,650,000	2,650,000
0.50% due 03/30/2016	1,450,000	1,450,095
0.63% due 08/26/2016	700,000	700,986

Total U.S. Government Agencies
(amortized cost $242,343,891)		242,343,891

U.S. Government Treasuries - 23.7%

United States Treasury Bills
0.07% due 04/14/2016	6,200,000	6,199,451
0.08% due 04/14/2016	6,000,000	5,999,469
0.23% due 03/03/2016	10,000,000	9,999,864
0.26% due 03/03/2016	19,000,000	18,999,742
0.26% due 03/17/2016	8,750,000	8,748,989
0.27% due 03/10/2016	2,500,000	2,499,831
0.28% due 05/12/2016	2,000,000	1,998,900
0.31% due 05/19/2016	8,750,000	8,744,144
0.32% due 06/02/2016	12,600,000	12,589,967
United States Treasury Notes 3.00% due 09/30/2016	5,950,000	6,034,996

Total U.S. Government Treasuries
(amortized cost $81,815,353)		81,815,353

Total Short-Term Investment Securities - 103.4%
(amortized cost $356,959,220)		356,959,220

REPURCHASE AGREEMENTS - 1.3%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,372,000)	4,372,000	4,372,000

TOTAL INVESTMENTS —
(amortized cost $361,331,220)(2)	104.7%	361,331,220
Liabilities in excess of other assets	(4.7)	(16,134,225)

NET ASSETS	100.0%	$345,196,995

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 29, 2016, and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation†
U.S. Government Agencies	70.2%
U.S. Government Treasuries	23.7
Foreign Banks	5.6
Commercial Banks-Canadian	2.2
Money Center Banks	1.7
Repurchase Agreements	1.3

104.7%

†	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$356,959,220	$—	$356,959,220
Repurchase Agreements	—	4,372,000	—	4,372,000

Total Investments at Value	$—	$361,331,220	$—	$361,331,220

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.4%
Airlines - 0.5%

American Airlines Group, Inc.	37,751	$1,547,791

Applications Software - 9.1%

Check Point Software Technologies, Ltd.†#	10,832	899,814
Citrix Systems, Inc.†	9,213	650,898
Intuit, Inc.	15,812	1,528,072
Microsoft Corp.	478,410	24,341,501

		27,420,285

Auto-Cars/Light Trucks - 0.5%

Tesla Motors, Inc.†#	7,843	1,505,307

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	21,169	1,090,204

Beverages-Non-alcoholic - 0.5%

Monster Beverage Corp.†	12,141	1,523,696

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†#	8,954	223,850
Discovery Communications, Inc., Class C†	16,437	405,172

		629,022

Building-Heavy Construction - 0.2%

SBA Communications Corp., Class A†	7,555	716,894

Cable/Satellite TV - 4.0%

Charter Communications, Inc., Class A†#	6,723	1,207,182
Comcast Corp., Class A	146,246	8,442,781
DISH Network Corp., Class A†	13,464	634,558
Liberty Global PLC, Class A†	15,138	557,684
Liberty Global PLC, Class C†	35,360	1,271,546

		12,113,751

Cellular Telecom - 0.8%

T-Mobile US, Inc.†	48,874	1,813,226
Vodafone Group PLC ADR	23,763	722,395

		2,535,621

Commercial Services-Finance - 1.7%

Automatic Data Processing, Inc.	27,622	2,339,307
PayPal Holdings, Inc.†	73,169	2,790,666

		5,129,973

Computer Aided Design - 0.2%

Autodesk, Inc.†	13,547	700,922

Computer Services - 0.7%

Cognizant Technology Solutions Corp., Class A†	36,418	2,075,098

Computer Software - 0.2%

Akamai Technologies, Inc.†	10,657	575,158

Computers - 10.7%

Apple, Inc.	333,916	32,286,338

Computers-Memory Devices - 0.8%

NetApp, Inc.	17,662	438,724
SanDisk Corp.	12,022	868,710
Seagate Technology PLC#	17,910	561,658
Western Digital Corp.	13,878	604,109

		2,473,201

Consulting Services - 0.3%

Verisk Analytics, Inc.†	10,147	739,107

Cruise Lines - 0.2%

Norwegian Cruise Line Holdings, Ltd.†	13,743	675,194

Data Processing/Management - 0.8%

Fiserv, Inc.†	13,688	1,308,984
Paychex, Inc.	21,593	1,109,664

		2,418,648

Distribution/Wholesale - 0.3%

Fastenal Co.#	17,350	785,782

E-Commerce/Products - 6.2%

Amazon.com, Inc.†	28,075	15,511,999
eBay, Inc.†	71,909	1,711,434
JD.com, Inc. ADR†	52,214	1,342,422

		18,565,855

E-Commerce/Services - 2.1%

Ctrip.com International, Ltd. ADR†	20,609	843,320
Expedia, Inc.	8,252	859,116
Liberty Ventures, Series A†	8,072	296,162
Priceline Group, Inc.†	2,982	3,772,856
TripAdvisor, Inc.†	7,869	492,599

		6,264,053

Electronic Components-Semiconductors - 5.6%

Broadcom, Ltd.	16,530	2,214,524
Intel Corp.	282,629	8,362,992
Micron Technology, Inc.†	65,028	691,248
NVIDIA Corp.	32,222	1,010,482
Skyworks Solutions, Inc.	11,448	760,719
Texas Instruments, Inc.	60,755	3,221,230
Xilinx, Inc.	15,391	726,763

		16,987,958

Electronic Forms - 0.8%

Adobe Systems, Inc.†	29,874	2,543,771

Enterprise Software/Service - 0.3%

CA, Inc.	26,277	769,653

Entertainment Software - 0.9%

Activision Blizzard, Inc.	43,792	1,386,893
Electronic Arts, Inc.†	18,615	1,195,827

		2,582,720

Food-Misc./Diversified - 3.1%

Kraft Heinz Co.	72,676	5,597,506
Mondelez International, Inc., Class A	95,178	3,857,564

		9,455,070

Food-Retail - 0.2%

Whole Foods Market, Inc.	20,439	639,945

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†	5,090	579,904

Hotels/Motels - 0.4%

Marriott International, Inc., Class A#	15,400	1,049,510

Internet Content-Entertainment - 5.6%

Facebook, Inc., Class A†	135,982	14,539,195
Netflix, Inc.†	25,597	2,391,016

		16,930,211

Internet Security - 0.3%

Symantec Corp.	40,458	781,244

Medical Information Systems - 0.4%

Cerner Corp.†	20,489	1,046,168

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	2,238	1,260,128

Medical Products - 0.3%

Henry Schein, Inc.†	4,967	821,790

Medical-Biomedical/Gene - 10.1%

Alexion Pharmaceuticals, Inc.†	13,495	1,900,096
Amgen, Inc.	45,178	6,427,926
Biogen, Inc.†	13,350	3,463,257
BioMarin Pharmaceutical, Inc.†	9,658	790,700
Celgene Corp.†	47,054	4,744,455
Gilead Sciences, Inc.	86,315	7,530,984
Illumina, Inc.†	8,768	1,317,304
Incyte Corp.†	11,140	818,790
Regeneron Pharmaceuticals, Inc.†	6,118	2,349,434
Vertex Pharmaceuticals, Inc.†	14,716	1,258,071

		30,601,017

Medical-Drugs - 0.2%

Endo International PLC†	13,562	567,027

Medical-Generic Drugs - 0.4%

Mylan NV†#	29,452	1,327,402

Multimedia - 1.3%

Twenty-First Century Fox, Inc., Class A	70,118	1,894,589
Twenty-First Century Fox, Inc., Class B	47,825	1,298,927
Viacom, Inc., Class B	20,792	766,185

		3,959,701

Networking Products - 2.6%

Cisco Systems, Inc.	304,015	7,959,113

Pharmacy Services - 0.9%

Express Scripts Holding Co.†	40,503	2,850,601

Radio - 0.4%

Sirius XM Holdings, Inc.†#	312,163	1,161,246

Retail-Apparel/Shoe - 0.5%

Ross Stores, Inc.	24,440	1,343,711

Retail-Auto Parts - 0.5%

O’Reilly Automotive, Inc.†	5,908	1,537,971

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.†	9,995	479,260

Retail-Catalog Shopping - 0.2%

Liberty Interactive Corp. QVC Group, Class A†	28,006	710,792

Retail-Discount - 1.7%

Costco Wholesale Corp.	26,197	3,930,336
Dollar Tree, Inc.†	14,062	1,128,475

		5,058,811

Retail-Drug Store - 1.6%

Walgreens Boots Alliance, Inc.	62,661	4,946,459

Retail-Gardening Products - 0.2%

Tractor Supply Co.	8,045	680,366

Retail-Perfume & Cosmetics - 0.2%

Ulta Salon Cosmetics & Fragrance, Inc.†	3,829	632,513

Retail-Restaurants - 1.7%

Starbucks Corp.	88,927	5,176,441

Semiconductor Components-Integrated Circuits - 2.7%

Analog Devices, Inc.	18,690	990,383
Linear Technology Corp.	14,323	624,769
Maxim Integrated Products, Inc.	17,022	576,365
NXP Semiconductors NV†	20,456	1,457,286
QUALCOMM, Inc.	90,023	4,572,268

		8,221,071

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	71,907	1,356,885
Lam Research Corp.	9,486	695,324

		2,052,209

Television - 0.2%

Liberty Media Corp., Class A†	6,114	217,780
Liberty Media Corp., Class C†	13,312	464,589

		682,369

Toys - 0.2%

Mattel, Inc.#	20,324	660,936

Transport-Rail - 0.5%

CSX Corp.	58,391	1,409,559

Web Portals/ISP - 10.5%

Alphabet, Inc., Class A†	17,448	12,514,054
Alphabet, Inc., Class C†	20,693	14,438,955
Baidu, Inc. ADR†	16,594	2,877,731
Yahoo!, Inc.†	56,559	1,798,011

		31,628,751

Total Long-Term Investment Securities
(cost $172,719,176)		290,867,298

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Registered Investment Companies - 2.7%

State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	8,065,649	8,065,649

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.26% due 03/17/16(3)	$900,000	899,913

Total Short-Term Investment Securities
(cost $8,965,547)		8,965,562

REPURCHASE AGREEMENTS - 3.2%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $9,758,000)	9,758,000	9,758,000

TOTAL INVESTMENTS
(cost $191,442,723)(5)	102.6%	309,590,860
Liabilities in excess of other assets	(2.6)	(7,745,686)

NET ASSETS	100.0%	$301,845,174

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $9,382,687. This was secured by collateral of $8,065,649, which was received in cash and subsequently invested in short-term investments currently valued at $8,065,649 as reported in the Portfolio of Investments. Additional collateral of $1,647,822 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
Federal Home Loan Mtg. Corp.	1.96% to 4.00%	11/07/2022 to 06/15/2044	$101,621
Federal National Mtg. Assoc.	2.00% to 5.50%	01/01/2025 to 02/25/2044	129,639
Government National Mtg. Assoc.	2.65%	05/16/2048	73
United States Treasury Bills	0.00%	04/07/2016	24,030
United States Treasury Notes/Bonds	0.13% to 7.50%	06/30/2016 to 11/15/2044	1,392,459

(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)

127	Long	NASDAQ 100 E-Mini Index	March 2016	$11,338,641	$10,671,175	$(667,466)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$290,867,298	$—	$—	$290,867,298
Short-Term Investment Securities:
Registered Investment Companies	8,065,649	—	—	8,065,649
U.S. Government Treasuries	—	899,913	—	899,913
Repurchase Agreements	—	9,758,000	—	9,758,000

Total Investments at Value	$298,932,947	$10,657,913	$—	$309,590,860

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$667,466	$—	$—	$667,466

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.7%
Advanced Materials - 0.0%

STR Holdings, Inc.†#	91,532	$36,613

Aerospace/Defense - 0.2%

Boeing Co.	16,300	1,926,334

Appliances - 0.3%

iRobot Corp.†#	81,300	2,547,942

Applications Software - 11.5%

Dropbox, Inc., Class B†(2)(3)(4)	135,924	1,246,366
Imperva, Inc.†	84,009	3,685,475
Intuit, Inc.	66,806	6,456,132
Microsoft Corp.	1,086,517	55,281,985
Red Hat, Inc.†	139,591	9,122,272
Sage Group PLC(1)	195,920	1,616,210
Salesforce.com, Inc.†	248,426	16,830,861
ServiceNow, Inc.†	56,700	3,117,933
Tableau Software, Inc., Class A†	34,585	1,578,805

		98,936,039

Audio/Video Products - 0.1%

Sony Corp.(1)	44,100	930,053

Auto-Cars/Light Trucks - 0.6%

Tesla Motors, Inc.†#	26,900	5,162,917

Auto/Truck Parts & Equipment-Original - 0.4%

Mobileye NV†#	115,335	3,743,774

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	94,594	5,460,912
Liberty Global PLC, Class C†	116,500	4,189,340

		9,650,252

Cellular Telecom - 0.4%

T-Mobile US, Inc.†	88,800	3,294,480

Commercial Services-Finance - 5.3%

Automatic Data Processing, Inc.	108,670	9,203,262
Cardtronics, Inc.†	40,376	1,361,479
Equifax, Inc.	28,520	2,991,178
Global Payments, Inc.	139,257	8,487,714
Heartland Payment Systems, Inc.	53,881	5,038,951
PayPal Holdings, Inc.†	142,873	5,449,176
Sabre Corp.	72,285	1,962,538
Total System Services, Inc.	60,732	2,646,701
TransUnion†	71,717	1,891,177
Vantiv, Inc., Class A†	89,705	4,668,248
WEX, Inc.†	33,148	2,164,564

		45,864,988

Computer Data Security - 0.0%

Fortinet, Inc.†	7,860	223,224

Computer Services - 3.2%

Accenture PLC, Class A	101,091	10,135,384
Cognizant Technology Solutions Corp., Class A†	119,927	6,833,440
Computer Sciences Corp.	43,475	1,252,515
CSRA, Inc.	13,915	361,094
Fleetmatics Group PLC†	22,745	821,322
Genpact, Ltd.†	193,841	5,123,218
SCSK Corp.(1)	80,000	3,063,767

		27,590,740

Computer Software - 0.3%

Akamai Technologies, Inc.†	47,835	2,581,655

Computers - 3.4%

Apple, Inc.	284,945	27,551,332
Quanta Computer, Inc.(1)	827,000	1,389,960

		28,941,292

Computers-Integrated Systems - 0.4%

VeriFone Systems, Inc.†	130,649	3,121,205

Computers-Memory Devices - 3.5%

EMC Corp.	172,980	4,519,967
Pure Storage, Inc., Class A†#	197,900	2,845,802
Pure Storage, Inc., Class B†(3)(4)(7)	63,153	908,140
SanDisk Corp.	101,800	7,356,068
Seagate Technology PLC#	163,900	5,139,904
TDK Corp.(1)	21,090	1,094,012
Western Digital Corp.	199,390	8,679,447

		30,543,340

Computers-Other - 0.4%

Stratasys, Ltd.†#	188,500	3,553,225

Consulting Services - 0.3%

Huron Consulting Group, Inc.†	41,342	2,295,308

Data Processing/Management - 0.9%

Fidelity National Information Services, Inc.	46,580	2,713,285
Fiserv, Inc.†	39,510	3,778,341
Paychex, Inc.	26,241	1,348,525

		7,840,151

Decision Support Software - 0.2%

Interactive Intelligence Group, Inc.†	47,600	1,424,668

Distribution/Wholesale - 0.2%

Ingram Micro, Inc., Class A	55,646	1,992,127

E-Commerce/Products - 7.5%

Alibaba Group Holding, Ltd. ADR†	40,942	2,817,219
Amazon.com, Inc.†	85,124	47,032,713
Etsy, Inc.†#	19,200	152,448
Flipkart Online Services Pvt., Ltd.†(2)(3)(4)	626	61,467
JD.com, Inc. ADR†#	352,600	9,065,346
Vipshop Holdings, Ltd. ADR†	466,900	5,187,259

		64,316,452

E-Commerce/Services - 4.9%

58.com, Inc. ADR†#	112,700	5,973,100
Angie’s List, Inc.†	146,932	1,356,182
Ctrip.com International, Ltd. ADR†	171,100	7,001,412
Expedia, Inc.	52,466	5,462,235
GrubHub, Inc.†#	19,163	451,097
MercadoLibre, Inc.#	48,200	4,904,832
Priceline Group, Inc.†	13,165	16,656,490
Quotient Technology, Inc.†#	48,825	424,778

		42,230,126

E-Marketing/Info - 0.1%

Criteo SA ADR†	34,090	1,264,739

E-Services/Consulting - 0.1%

CDW Corp.	25,334	1,002,720

Electric Products-Misc. - 0.3%

Nidec Corp.(1)	43,545	2,903,770

Electronic Components-Misc. - 1.3%

Alps Electric Co., Ltd.(1)	104,300	1,702,359
Corning, Inc.	190,673	3,489,316
Garmin, Ltd.#	104,947	4,251,403
Murata Manufacturing Co., Ltd.(1)	16,210	1,937,961

		11,381,039

Electronic Components-Semiconductors - 6.2%

Broadcom, Ltd.	41,970	5,622,721
Cavium, Inc.†	12,100	719,829
Intel Corp.	112,688	3,334,438
MediaTek, Inc.(1)	72,000	507,289
Microchip Technology, Inc.#	90,718	4,036,044
Micron Technology, Inc.†	691,865	7,354,525
Microsemi Corp.†	81,800	2,832,734
ON Semiconductor Corp.†	162,560	1,363,878
Rohm Co., Ltd.(1)	15,500	659,020
Semtech Corp.†	77,900	1,492,564
Silicon Motion Technology Corp. ADR#	43,752	1,474,005
SK Hynix, Inc.(1)	530,616	12,841,568
Skyworks Solutions, Inc.	118,332	7,863,161
SunEdison Semiconductor, Ltd.†	77,915	532,160
Texas Instruments, Inc.	27,460	1,455,929
Win Semiconductors Corp.(1)	394,000	634,809
Xilinx, Inc.	13,535	639,123

		53,363,797

Electronic Connectors - 0.5%

TE Connectivity, Ltd.	68,900	3,921,788

Electronic Forms - 0.8%

Adobe Systems, Inc.†	83,673	7,124,756

Electronic Measurement Instruments - 0.9%

Agilent Technologies, Inc.	64,000	2,390,400
National Instruments Corp.	90,200	2,602,270
Trimble Navigation, Ltd.†	127,600	2,967,976

		7,960,646

Electronic Parts Distribution - 0.1%

Tech Data Corp.†	9,110	641,435

Enterprise Software/Service - 2.6%

Atlassian Corp. PLC, Class A†#	20,791	494,202
Atlassian Corp. PLC, Class A FDR†(3)(4)(7)	56,415	1,273,935
Oracle Corp.	287,951	10,590,838
Proofpoint, Inc.†#	37,796	1,770,365
Veeva Systems, Inc., Class A†#	278,900	6,774,481
Workday, Inc., Class A†#	29,400	1,777,230

		22,681,051

Entertainment Software - 1.1%

Activision Blizzard, Inc.	62,296	1,972,914
Electronic Arts, Inc.†	82,820	5,320,357
NetEase, Inc. ADR	17,662	2,377,482

		9,670,753

Finance-Credit Card - 4.2%

Alliance Data Systems Corp.†	22,601	4,749,148
MasterCard, Inc., Class A	33,471	2,909,299
Visa, Inc., Class A	384,348	27,822,952
Worldpay Group PLC†*(1)	191,400	758,837

		36,240,236

Finance-Other Services - 0.2%

WageWorks, Inc.†	29,040	1,398,857

Industrial Automated/Robotic - 0.1%

Cognex Corp.	30,000	1,110,300

Instruments-Controls - 0.0%

Control4 Corp.†#	39,200	321,440

Internet Application Software - 1.5%

Tencent Holdings, Ltd.(1)	703,500	12,819,446

Internet Content-Entertainment - 4.8%

Facebook, Inc., Class A†	345,798	36,972,722
Netflix, Inc.†	9,086	848,723
Youku Tudou, Inc. ADR†#	121,677	3,331,516
Youku.com, Inc., Class A†(3)(4)(7)	16	25

		41,152,986

Internet Content-Information/News - 1.3%

LinkedIn Corp., Class A†	62,800	7,359,532
M3, Inc.#(1)	160,570	3,807,170

		11,166,702

Medical Instruments - 0.2%

Intuitive Surgical, Inc.†	3,700	2,083,322

Medical-Drugs - 0.3%

Grifols SA ADR	150,300	2,344,680

Multimedia - 0.4%

Twenty-First Century Fox, Inc., Class A	129,000	3,485,580

Networking Products - 3.3%

Arista Networks, Inc.†#	66,481	4,556,608
Cisco Systems, Inc.	810,828	21,227,477
Palo Alto Networks, Inc.†	11,401	1,650,751
Ruckus Wireless, Inc.†	131,745	1,275,291

		28,710,127

Optical Recognition Equipment - 0.1%

Lumentum Holdings, Inc.†	18,850	452,965

Photo Equipment & Supplies - 1.0%

FUJIFILM Holdings Corp.(1)	69,800	2,607,967
Largan Precision Co., Ltd.(1)	39,085	2,938,837
Sunny Optical Technology Group Co., Ltd.#(1)	1,237,925	2,871,189

		8,417,993

Publishing-Newspapers - 0.5%

News Corp., Class A	372,600	4,031,532

Real Estate Investment Trusts - 0.5%

American Tower Corp.	40,133	3,700,263
Crown Castle International Corp.	3,755	324,807

		4,025,070

Semiconductor Components-Integrated Circuits - 3.2%

Advanced Semiconductor Engineering, Inc.(1)	545,000	617,810
Atmel Corp.	565,625	4,570,250
Himax Technologies, Inc. ADR	103,900	1,027,571
Linear Technology Corp.	132,823	5,793,739
M/A-COM Technology Solutions Holdings, Inc.†#	17,820	675,378
Maxim Integrated Products, Inc.	57,590	1,949,997
NXP Semiconductors NV†	23,879	1,701,140
Powertech Technology, Inc.(1)	267,000	577,297

QUALCOMM, Inc.	127,838	6,492,892
Siliconware Precision Industries Co., Ltd.(1)	430,000	659,238
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	561,780	2,528,615
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,375	809,531

		27,403,458

Semiconductor Equipment - 2.4%

Applied Materials, Inc.	479,778	9,053,411
ASML Holding NV#	14,843	1,351,010
KLA-Tencor Corp.	25,911	1,755,211
Lam Research Corp.	107,508	7,880,336
MKS Instruments, Inc.	24,495	805,885
Siltronic AG†(1)	17,623	275,744

		21,121,597

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	102,876	2,108,958

Telephone-Integrated - 2.2%

AT&T, Inc.	157,604	5,823,468
SoftBank Group Corp.(1)	169,400	8,312,129
Verizon Communications, Inc.	92,862	4,710,889

		18,846,486

Toys - 0.2%

Nintendo Co., Ltd.(1)	11,300	1,575,950

Virtual Reality Products - 0.1%

RealD, Inc.†	84,100	908,280

Web Portals/ISP - 8.7%

Alphabet, Inc., Class A†	52,616	37,737,248
Alphabet, Inc., Class C†	25,978	18,126,669
Baidu, Inc. ADR†	37,800	6,555,276
Yahoo!, Inc.†	353,300	11,231,407
Yandex NV, Class A†	82,700	1,068,484

		74,719,084

Wireless Equipment - 0.2%

Nokia OYJ ADR	224,906	1,356,183

Total Common Stocks
(cost $805,831,488)		816,464,631

CONVERTIBLE PREFERRED SECURITIES - 1.4%
Applications Software - 0.1%

Dropbox, Inc. Series A-1†(2)(3)(4)	119,521	1,095,957
Dropbox, Inc. Series A†(2)(3)(4)	12,378	113,501

		1,209,458

Computers-Other - 0.2%

Nutanix, Inc. Series E†(2)(3)(4)	95,451	1,521,489

Data Processing/Management - 0.1%

Cloudera, Inc. Series F†(2)(3)(4)	54,446	999,053

E-Commerce/Products - 0.1%

Flipkart Online Services Pvt., Ltd. Series A†(2)(3)(4)	216	21,209
Flipkart Online Services Pvt., Ltd. Series C†(2)(3)(4)	377	37,018
Flipkart Online Services Pvt., Ltd. Series E†(2)(3)(4)	700	68,733
Flipkart Online Services Pvt., Ltd. Series G†(2)(3)(4)	4,085	401,107

		528,067

E-Commerce/Services - 0.8%

Airbnb, Inc. Series E†(2)(3)(4)	26,943	2,398,005
Uber Technologies, Inc. Series E†(2)(3)(4)	86,516	4,092,990
Xiaoju Kuaizhi, Inc. Series A-17†(2)(3)(4)	11,731	254,672

		6,745,667

Web Portals/ISP - 0.1%

Pinterest, Inc. Series G†(2)(3)(4)	41,130	1,476,380

Total Convertible Preferred Securities
(cost $9,550,118)		12,480,114

Total Long-Term Investment Securities
(cost $815,381,606)		828,944,745

SHORT-TERM INVESTMENT SECURITIES - 11.6%
Registered Investment Companies - 8.4%

SSgA U.S. Government Money Market Fund 0.00%(5)	500,088	500,088
State Street Navigator Securities Lending Prime Portfolio 0.49%(5)(6)	61,462,024	61,462,024
T. Rowe Price Reserve Investment Fund 0.32%(5)	10,316,728	10,316,728

		72,278,840

Time Deposits - 3.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$ 27,579,000	27,579,000

Total Short-Term Investment Securities
(cost $99,857,840)		99,857,840

REPURCHASE AGREEMENTS - 0.2%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount $1,751,000 collateralized by $1,715,000 of United States Treasury Notes, bearing interest at 2.13%, due 01/31/2021 and having approximate value of $1,787,038

(cost $1,751,000)	1,751,000	1,751,000

TOTAL INVESTMENTS
(cost $916,990,446)(8)	107.9%	930,553,585
Liabilities in excess of other assets	(7.9)	(68,395,478)

NET ASSETS	100.0%	$862,158,107

#	The security or a portion thereof is out on loan
†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $758,837 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $69,631,007 representing 8.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $15,970,047 representing 1.9% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets

Common Stocks
Atlassian Corp. PLC
Class A FDR	4/9/2014	56,415	$902,640	$1,273,935	$22.58	0.15%
Dropbox, Inc., Class B	5/1/2012	135,924	1,230,337	1,246,366	9.17	0.14
Flipkart Online Services Pvt., Ltd.	3/19/2015	626	71,363	61,467	98.19	0.01
Pure Storage, Inc.
Class B	4/16/2014	63,153	993,138	908,140	14.38	0.10
Youku.com, Inc.
Class A	7/11/2011	16	—	25	1.55	0.00

Convertible Preferred Securities
Airbnb, Inc.
Series E	6/24/2015	16,260	1,513,715
	7/14/2015	10,683	994,527

		26,943	2,508,242	2,398,005	89.00	0.28

Cloudera, Inc.
Series F	2/5/2014	54,446	792,733	999,053	18.35	0.12
Dropbox, Inc.
Series A-1	5/1/2012	60,803	550,212
	5/29/2012	58,718	531,345

		119,521	1,081,557	1,095,957	9.17	0.13

Dropbox, Inc.
Series A	5/1/2012	12,378	112,010	113,501	9.17	0.01
Flipkart Online Services Pvt., Ltd.
Series A	3/19/2015	216	24,624	21,209	98.19	0.00
Flipkart Online Services Pvt., Ltd.
Series C	3/19/2015	377	42,978	37,018	98.19	0.00
Flipkart Online Services Pvt., Ltd.
Series E	3/19/2015	700	79,799	68,733	98.19	0.01
Flipkart Online Services Pvt., Ltd.
Series G	12/17/2014	4,085	489,220	401,107	98.19	0.05
Nutanix, Inc.
Series E	8/25/2014	95,451	1,278,709	1,521,489	15.94	0.18
Pinterest, Inc.
Series G	3/19/2015	41,130	1,476,380	1,476,380	35.90	0.17
Uber Technologies, Inc.
Series E	6/5/2014	86,516	1,342,127	4,092,990	47.31	0.47
Xiaoju Kuaizhi, Inc.
Series A-17	10/19/2015	11,731	321,737	254,672	21.71	0.03

				$15,970,047		1.85%

(5)	The rate shown is the 7-day yield as of February 29, 2016.
(6)	At February 29, 2016, the Fund had loaned securities with a total value of $65,576,750. This was secured by collateral of $61,462,024, which was received in cash and subsequently invested in short-term investments currently valued at $61,462,024 as reported in the Portfolio of Investments. Additional collateral of $5,057,067 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	03/17/2016 to 10/13/2016	$266,259
United States Treasury Notes/Bonds	0.00% to 7.63%	05/15/2016 to 05/15/2045	4,790,808

(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(8)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
FDR	- Federal Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$96,073,463	$1,616,210	**	$1,246,366	$98,936,039
Computers-Memory Devices	28,541,188	2,002,152	***	—	30,543,340
E-Commerce/Products	64,254,985	—		61,467	64,316,452
Enterprise Software/Service	21,407,116	1,273,935		—	22,681,051
Internet Content-Entertainment	41,152,961	25		—	41,152,986
Other Industries	491,913,978	66,920,785	**	—	558,834,763
Convertible Preferred Securities	—	—		12,480,114	12,480,114
Short-Term Investment Securities:
Registered Investment Companies	72,278,840	—		—	72,278,840
Time Deposits	—	27,579,000		—	27,579,000
Repurchase Agreements	—	1,751,000		—	1,751,000

Total Investments at Value	$815,622,531	$101,143,107		$13,787,947	$930,553,585

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.
***	Amount includes $1,094,012 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of 05/31/2015	$3,231,781	$12,587,019	$498,218
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	—	663,618	—
Change in unrealized depreciation(1)	(1,440,860)	(2,607,365)	(78,666)
Net Purchases	—	2,829,980	—
Net Sales	(483,088)	(993,138)	(419,552)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 02/29/2016	$1,307,833	$12,480,114	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 29, 2016 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$(1,350,282)	$(1,884,756)	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 29, 2016.
The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/29/16	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$1,246,366	Market Approach with Option Pricing Method	Enterprise Value/Revenue Multiple*	5.4x - 11.0x (7.267x)
		(“OPM”) and Income Approach	Discount for Lack of Marketability	10% - 33% (23.5%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	40.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.60%

	$61,467	Market Approach and	Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x
			Discount for Lack of Marketability	8.0% - 29.0% (18.5%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
Convertible Preferred Securities	$1,476,380	Market Approach	Transaction Price*	$35.8955

	$4,347,662	Market Approach	Transaction Price*	$30.5765 - $48.7722 ($39.6744)
			Discount for Lack of Marketability	6% - 29% (17.5%)

	$1,521,489	Market Approach	Enterprise Value/Revenue Multiple*	3.6x
			Discount for Lack of Marketability	10.00%

	$999,053	Market Approach	Transaction Price*	$32.8300
			Estimated 2016 EBITIDA Multiple*	6.0x - 6.5x (6.25x)
			Estimated 2017 EBITIDA Multiple*	4.9x
			Discount for Lack of Marketability	10% - 33% (21.5%)

	$2,926,072	Market Approach and	Transaction Price*	$93.0944 - $142.24 ($132.41)
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x - 16.4x (7.45x)
			Discount for Lack of Marketability	6% - 29% (15.45%)
			Weighted Average Cost of Capital	17% - 18% (17.8%)
			Perpetual Growth Rate*	3.5% - 4.0% (3.9%)

	$1,209,458	Market Approach with Option Pricing Method (“OPM”)	Enterprise Value/Revenue Multiple* Discount for Lack of	5.4x - 11.0x (7.267x)
		and Income Approach	Marketability	10% - 33% (23.5%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	40.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.60%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Advanced Materials - 1.8%

Hexcel Corp.	42,373	$1,751,276

Aerospace/Defense-Equipment - 1.8%

HEICO Corp., Class A	39,958	1,746,165

Airlines - 0.7%

Spirit Airlines, Inc.†	14,650	699,538

Apparel Manufacturers - 2.5%

Carter’s, Inc.	12,510	1,271,391
G-III Apparel Group, Ltd.†	22,720	1,198,480

		2,469,871

Auction Houses/Art Dealers - 1.5%

Ritchie Bros. Auctioneers, Inc.	60,360	1,443,208

Auto/Truck Parts & Equipment-Original - 1.0%

Gentherm, Inc.†	22,260	928,242

Banks-Commercial - 2.1%

PrivateBancorp, Inc.	22,450	771,382
Western Alliance Bancorp†	44,530	1,323,432

		2,094,814

Building Products-Cement - 1.0%

Headwaters, Inc.†	56,634	997,891

Building Products-Doors & Windows - 0.7%

Apogee Enterprises, Inc.	17,830	711,952

Chemicals-Specialty - 1.2%

Chemtura Corp.†	46,543	1,174,280

Commercial Services-Finance - 3.3%

Euronet Worldwide, Inc.†	29,471	1,931,529
LendingTree, Inc.†#	14,530	1,284,016

		3,215,545

Disposable Medical Products - 1.9%

STERIS PLC	28,900	1,858,848

Drug Delivery Systems - 0.9%

DexCom, Inc.†	13,675	889,695

E-Marketing/Info - 2.3%

comScore, Inc.†	54,040	2,223,746

Electric Products-Misc. - 0.8%

Littelfuse, Inc.	6,740	765,799

Electronic Components-Semiconductors - 6.8%

Cavium, Inc.†	30,320	1,803,737
Monolithic Power Systems, Inc.	43,600	2,575,016
Tower Semiconductor, Ltd.†#	168,957	2,299,505

		6,678,258

Enterprise Software/Service - 5.9%

Benefitfocus, Inc.†#	34,920	1,096,139
Proofpoint, Inc.†#	51,870	2,429,591
Ultimate Software Group, Inc.†	13,023	2,236,830

		5,762,560

Entertainment Software - 2.6%

Take-Two Interactive Software, Inc.†	70,490	2,536,935

Finance-Investment Banker/Broker - 0.7%

Virtu Financial, Inc., Class A	31,710	707,450

Finance-Other Services - 0.8%

MarketAxess Holdings, Inc.	6,574	778,756

Food-Misc./Diversified - 3.8%

Pinnacle Foods, Inc.	57,400	2,479,106
Snyder’s-Lance, Inc.#	37,220	1,217,466

		3,696,572

Footwear & Related Apparel - 1.2%

Steven Madden, Ltd.†	32,730	1,152,096

Industrial Audio & Video Products - 1.9%

IMAX Corp.†#	61,270	1,808,078

Insurance-Property/Casualty - 0.8%

AmTrust Financial Services, Inc.	32,590	796,825

Internet Telephone - 1.9%

RingCentral, Inc.†	99,996	1,849,926

Machinery-General Industrial - 0.9%

Zebra Technologies Corp., Class A†	13,990	864,302

Medical Instruments - 1.4%

AtriCure, Inc.†	81,419	1,349,113

Medical Products - 5.9%

ConforMIS, Inc.†#	48,450	441,380
Intersect ENT, Inc.†#	36,980	668,598
NxStage Medical, Inc.†	120,550	1,796,195
West Pharmaceutical Services, Inc.	30,486	1,890,742
Zeltiq Aesthetics, Inc.†#	41,350	952,290

		5,749,205

Medical-Biomedical/Gene - 9.4%

Bluebird Bio, Inc.†#	12,975	599,704
Blueprint Medicines Corp.†#	25,180	436,369
Celyad SA ADR†	9,810	399,267
Five Prime Therapeutics, Inc.†	18,480	601,894
Kite Pharma, Inc.†#	14,910	666,775
Ligand Pharmaceuticals, Inc.†#	12,977	1,197,517
Lion Biotechnologies, Inc.†#	87,460	488,027
Loxo Oncology, Inc.†#	46,848	880,274
Myriad Genetics, Inc.†#	43,331	1,516,585
Pronai Therapeutics, Inc.†#	32,030	188,657
REGENXBIO, Inc.†#	29,720	360,504
Sage Therapeutics, Inc.†	18,114	532,552
Spark Therapeutics, Inc.†#	16,330	520,274
Ultragenyx Pharmaceutical, Inc.†	12,368	754,324

		9,142,723

Medical-Drugs - 3.2%

Aimmune Therapeutics, Inc.†#	24,980	399,680
Amicus Therapeutics, Inc.†#	111,913	689,384
Ascendis Pharma A/S ADR†#	30,627	531,379
DBV Technologies SA ADR†	11,040	277,656
Ignyta, Inc.†	50,737	324,209
Immune Design Corp.†#	36,140	361,761
Inotek Pharmaceuticals Corp.†#	50,540	344,683
NantKwest, Inc.†#	34,200	235,296

		3,164,048

Medical-Hospitals - 1.5%

Acadia Healthcare Co., Inc.†	25,980	1,439,552

Medical-Outpatient/Home Medical - 0.8%

Amedisys, Inc.†	21,540	791,380

Miscellaneous Manufacturing - 1.9%

John Bean Technologies Corp.	35,840	1,885,184

Networking Products - 3.0%

LogMeIn, Inc.†	56,980	2,900,282

Office Furnishings-Original - 1.2%

Interface, Inc.	73,524	1,169,032

Oil Companies-Exploration & Production - 0.9%

Carrizo Oil & Gas, Inc.†	11,650	250,475
Diamondback Energy, Inc.†	9,020	642,675

		893,150

Real Estate Investment Trusts - 1.1%

Sovran Self Storage, Inc.	10,030	1,067,593

Recreational Centers - 0.9%

ClubCorp Holdings, Inc.	65,344	867,115

Retail-Apparel/Shoe - 1.1%

Burlington Stores, Inc.†	19,970	1,119,518

Retail-Automobile - 1.3%

Lithia Motors, Inc., Class A	14,050	1,302,716

Retail-Convenience Store - 1.6%

Casey’s General Stores, Inc.	15,220	1,606,775

Retail-Discount - 0.7%

Ollie’s Bargain Outlet Holdings, Inc.†	34,280	692,456

Retail-Home Furnishings - 1.0%

Restoration Hardware Holdings, Inc.†#	24,340	924,677

Retail-Misc./Diversified - 1.0%

Five Below, Inc.†#	25,950	995,182

Retail-Restaurants - 5.5%

Popeyes Louisiana Kitchen, Inc.†	30,313	1,651,755
Red Robin Gourmet Burgers, Inc.†	29,045	1,890,830
Sonic Corp.#	26,150	768,026
Wingstop, Inc.†#	42,570	1,014,017

		5,324,628

Therapeutics - 1.6%

aTyr Pharma, Inc.†#	52,690	235,524
Neurocrine Biosciences, Inc.†	20,420	751,048
Vital Therapies, Inc.†	70,955	588,926

		1,575,498

Transactional Software - 1.5%

Black Knight Financial Services, Inc., Class A†#	48,388	1,418,252

Total Long-Term Investment Securities
(cost $104,327,553)		94,980,707

SHORT-TERM INVESTMENT SECURITIES - 22.6%
Registered Investment Companies - 22.6%

State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2) (cost $22,089,735)	22,089,735	22,089,735

REPURCHASE AGREEMENTS - 2.2%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount of $2,172,000 and collateralized by $2,020,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having approximate value of $2,219,867 (cost $2,172,000)	$2,172,000	2,172,000

TOTAL INVESTMENTS (cost $128,589,288)(3)	122.1%	119,242,442
Liabilities in excess of other assets	(22.1)	(21,605,230)

NET ASSETS	100.0%	97,637,212

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $21,257,678. This was secured by collateral of $22,089,735, which was received in cash and subsequently invested in short-term investments currently valued at $22,089,735 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$94,980,707	$—	$—	$94,980,707
Short-Term Investment Securities	22,089,735	—	—	22,089,735
Repurchase Agreements	—	2,172,000	—	2,172,000

Total Investments at Value	$117,070,442	$2,172,000	$—	$119,242,442

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.†	13,000	$147,940
Hexcel Corp.	9,400	388,502

		536,442

Advertising Agencies - 0.0%

Tremor Video, Inc.†	60,000	101,400

Advertising Services - 0.1%

Marchex, Inc., Class B	28,500	122,265
Sizmek, Inc.†	27,800	90,628

		212,893

Aerospace/Defense - 0.2%

Teledyne Technologies, Inc.†	7,700	655,886

Aerospace/Defense-Equipment - 0.3%

CPI Aerostructures, Inc.†	8,000	70,800
Ducommun, Inc.†	6,400	92,032
LMI Aerospace, Inc.†#	6,100	58,316
Moog, Inc., Class A†	6,700	289,306
Triumph Group, Inc.	8,400	255,864

		766,318

Agricultural Operations - 0.0%

Cadiz, Inc.†#	14,400	69,696

Airlines - 0.0%

Allegiant Travel Co.	200	32,776

Apparel Manufacturers - 0.9%

Columbia Sportswear Co.#	37,389	2,225,393
Delta Apparel, Inc.†	10,500	177,240

		2,402,633

Applications Software - 1.4%

BSQUARE Corp.†	15,000	85,500
Cvent, Inc.†	11,760	229,673
Demandware, Inc.†#	6,100	211,609
Descartes Systems Group, Inc.†	31,400	536,312
Five9, Inc.†	23,400	188,370
Imperva, Inc.†	5,230	229,440
New Relic, Inc.†#	11,140	296,547
PDF Solutions, Inc.†	8,100	92,016
Progress Software Corp.†	10,650	268,593
SciQuest, Inc.†	14,000	170,100
Tangoe, Inc.†	33,300	269,397
Verint Systems, Inc.†	32,793	1,165,135

		3,742,692

Auction Houses/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc.	19,300	461,463

Audio/Video Products - 0.0%

VOXX International Corp.†	5,000	19,950

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	5,325	364,070

Auto/Truck Parts & Equipment-Original - 0.4%

Accuride Corp.†	67,000	85,760
Gentherm, Inc.†	10,600	442,020
Horizon Global Corp.†	5,580	49,271
Miller Industries, Inc.	4,100	79,376
SORL Auto Parts, Inc.†#	15,300	24,327
Spartan Motors, Inc.	21,600	77,544
Strattec Security Corp.	4,700	241,768
Supreme Industries, Inc. Class A	16,900	136,721

		1,136,787

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	18,700	46,937

Banks-Commercial - 10.4%

American National Bankshares, Inc.	5,900	149,801
AmeriServ Financial, Inc.#	22,000	67,540
Anchor Bancorp, Inc.†	3,000	68,010
BancorpSouth, Inc.	4,200	83,664
Bank of Commerce Holdings	7,640	45,382
Bank of the Ozarks, Inc.	49,467	1,871,831
BankUnited, Inc.	81,736	2,625,360
Blue Hills Bancorp, Inc.	7,800	107,640
Bridge Bancorp, Inc.	5,100	144,891
C&F Financial Corp.	3,000	120,390
Capital Bank Financial Corp., Class A	15,400	453,530
Chemung Financial Corp.#	5,500	148,665
Citizens Holding Co.#	4,500	103,275
CNB Financial Corp.	8,500	150,705
East West Bancorp, Inc.	55,048	1,649,789
Eastern Virginia Bankshares, Inc.#	12,000	81,600
Enterprise Bancorp, Inc.	6,821	155,041
Farmers Capital Bank Corp.	7,900	203,109
First Bancorp, Inc.	7,165	135,132
First Horizon National Corp.	47,100	566,142
Glacier Bancorp, Inc.	92,115	2,194,179
Heritage Commerce Corp.	13,500	125,955
Home BancShares, Inc.	2,200	86,944
IBERIABANK Corp.	27,799	1,325,456
Kearny Financial Corp.	12,600	150,822
Merchants Bancshares, Inc.	4,600	132,940
MidSouth Bancorp, Inc.	9,800	67,032
Northrim BanCorp, Inc.	7,100	171,678
Ohio Valley Banc Corp.	6,400	144,000
Old Second Bancorp, Inc.†	19,157	128,160
PacWest Bancorp	40,253	1,295,342
Park Sterling Corp.	24,900	155,127
Penns Woods Bancorp, Inc.#	3,200	123,872
Peoples Bancorp of North Carolina, Inc.	5,500	102,190
Pinnacle Financial Partners, Inc.	40,638	1,884,384
Popular, Inc.	11,300	299,450
Premier Financial Bancorp, Inc.	4,286	66,433
PrivateBancorp, Inc.	55,486	1,906,499
Prosperity Bancshares, Inc.	9,400	380,230
QCR Holdings, Inc.	6,500	145,730
Sierra Bancorp	9,400	176,438
Simmons First National Corp., Class A	3,700	152,403
Southern National Bancorp of Virginia, Inc.	15,000	189,300
Sussex Bancorp	6,000	79,200
Synovus Financial Corp.	83,166	2,211,384
Talmer Bancorp, Inc., Class A	13,500	226,800
TCF Financial Corp.	14,700	166,698
Texas Capital Bancshares, Inc.†	11,950	386,344
United Security Bancshares†#	22,224	107,120
Valley National Bancorp	14,072	126,648
Washington Trust Bancorp, Inc.	4,100	152,110
Webster Financial Corp.	55,307	1,858,868
West Bancorporation, Inc.	6,944	121,937
Westamerica Bancorporation#	6,100	274,439

Western Alliance Bancorp†	95,910	2,850,445

		28,898,054

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	3,100	71,672

Batteries/Battery Systems - 0.7%

EnerSys	35,428	1,819,582

Beverages-Non-alcoholic - 0.1%

Primo Water Corp.†	21,600	201,096

Beverages-Wine/Spirits - 0.1%

MGP Ingredients, Inc.	7,100	166,069

Brewery - 0.1%

Craft Brew Alliance, Inc.†	18,800	155,476

Broadcast Services/Program - 0.6%

Nexstar Broadcasting Group, Inc., Class A#	34,504	1,541,639

Building & Construction Products-Misc. - 1.0%

Aspen Aerogels, Inc.†#	40,400	147,460
Louisiana-Pacific Corp.†	12,600	200,214
Quanex Building Products Corp.	15,900	273,798
Simpson Manufacturing Co., Inc.	10,700	363,158
Trex Co., Inc.†	43,368	1,867,860

		2,852,490

Building & Construction-Misc. - 1.1%

Comfort Systems USA, Inc.	3,400	95,370
Dycom Industries, Inc.†	49,394	2,813,976

		2,909,346

Building Products-Air & Heating - 0.4%

AAON, Inc.	11,425	283,340
Lennox International, Inc.	5,700	736,497

		1,019,837

Building Products-Cement - 0.5%

Eagle Materials, Inc.	22,003	1,329,421
Martin Marietta Materials, Inc.	900	128,358

		1,457,779

Building Products-Doors & Windows - 0.8%

Apogee Enterprises, Inc.	54,818	2,188,883

Building-Heavy Construction - 0.5%

Orion Marine Group, Inc.†	16,100	57,799
Primoris Services Corp.#	65,568	1,400,532

		1,458,331

Building-Residential/Commercial - 0.4%

AV Homes, Inc.†#	11,400	113,772
Beazer Homes USA, Inc.†	87,857	643,113
CalAtlantic Group, Inc.	2,960	89,807
Meritage Homes Corp.†	9,800	318,206

		1,164,898

Cable/Satellite TV - 0.1%

Cable One, Inc.	700	299,999

Capacitors - 0.0%

Kemet Corp.†	70,929	130,509

Casino Hotels - 0.7%

Boyd Gaming Corp.†	100,433	1,739,500
Monarch Casino & Resort, Inc.†	4,000	80,480

		1,819,980

Casino Services - 0.0%

Gaming Partners International Corp.†	8,967	86,442

Chemicals-Diversified - 0.1%

Codexis, Inc.†	33,000	133,980

Chemicals-Plastics - 0.6%

PolyOne Corp.	58,687	1,579,267

Chemicals-Specialty - 1.7%

KMG Chemicals, Inc.	7,800	167,310
Minerals Technologies, Inc.	44,020	2,237,097
Oil-Dri Corp. of America	4,900	180,516
Sensient Technologies Corp.	32,534	1,870,054
Univar, Inc.†	11,100	174,603

		4,629,580

Coal - 0.1%

Westmoreland Coal Co.†#	26,600	163,590

Commercial Services - 1.0%

Collectors Universe, Inc.	7,200	114,840
HMS Holdings Corp.†	102,540	1,350,452
Intersections, Inc.†#	12,500	29,125
SP Plus Corp.†	6,100	152,317
Team, Inc.†	39,541	1,013,436

		2,660,170

Commercial Services-Finance - 0.0%

PRGX Global, Inc.†	26,500	95,930

Communications Software - 0.1%

Concurrent Computer Corp.	13,902	74,793
Digi International, Inc.†	13,300	112,917
Seachange International, Inc.†	19,500	112,515

		300,225

Computer Aided Design - 0.0%

Exa Corp.†	10,049	105,615

Computer Data Security - 0.1%

Fortinet, Inc.†	7,100	201,640

Computer Graphics - 0.1%

CyberArk Software, Ltd.†	8,890	333,108

Computer Services - 1.5%

CACI International, Inc., Class A†	5,807	561,072
Computer Task Group, Inc.	19,600	92,708
DST Systems, Inc.	17,024	1,780,370
EPAM Systems, Inc.†	600	41,028
Fleetmatics Group PLC†	11,500	415,265
Luxoft Holding, Inc.†	22,915	1,163,166
StarTek, Inc.†	18,100	80,907

		4,134,516

Computer Software - 1.7%

Blackbaud, Inc.	30,775	1,739,711
Computer Modelling Group, Ltd.	11,300	81,430
Guidance Software, Inc.†#	18,773	100,435
SS&C Technologies Holdings, Inc.	47,703	2,780,608

		4,702,184

Computers-Integrated Systems - 1.2%

Agilysys, Inc.†	13,000	135,850
Cray, Inc.†	68,910	2,922,473
NCI, Inc., Class A	10,000	149,400
Radisys Corp.†	36,000	92,880

		3,300,603

Computers-Memory Devices - 0.0%

Datalink Corp.†	11,100	79,476

Computers-Periphery Equipment - 0.1%

Key Tronic Corp.†	9,633	69,165
TransAct Technologies, Inc.	15,000	108,600

		177,765

Consulting Services - 0.1%

CRA International, Inc.†	7,700	151,844
Information Services Group, Inc.†	42,400	129,744

		281,588

Consumer Products-Misc. - 1.0%

CSS Industries, Inc.	3,000	81,210
Helen of Troy, Ltd.†	23,145	2,207,107
Tumi Holdings, Inc.†	18,600	367,350

		2,655,667

Containers-Paper/Plastic - 1.0%

Graphic Packaging Holding Co.	206,898	2,551,052
Multi Packaging Solutions International, Ltd.†	12,000	184,080

		2,735,132

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.†#	3,421	11,939

Data Processing/Management - 0.7%

Innodata, Inc.†#	25,000	57,500
Jack Henry & Associates, Inc.	23,851	1,961,506

		2,019,006

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†	4,400	131,692

Diagnostic Equipment - 1.0%

Affymetrix, Inc.†#	178,833	2,510,815
BioTelemetry, Inc.†	19,400	233,964

		2,744,779

Diagnostic Kits - 0.6%

Alere, Inc.†	22,275	1,187,258
Meridian Bioscience, Inc.	18,500	372,775

		1,560,033

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.(1)	44,702	58,297

Direct Marketing - 0.0%

EVINE Live, Inc.†#	90,000	45,819

Disposable Medical Products - 0.3%

STERIS PLC	11,300	726,816

Distribution/Wholesale - 0.2%

Core-Mark Holding Co., Inc.	8,200	603,766
Houston Wire & Cable Co.	14,739	79,443

		683,209

Diversified Manufacturing Operations - 0.3%

AZZ, Inc.	10,200	515,100
Harsco Corp.	22,400	84,896
Synalloy Corp.#	14,400	114,768

		714,764

Diversified Minerals - 0.1%

United States Lime & Minerals, Inc.	2,600	138,268

Diversified Operations - 0.0%

Resource America, Inc., Class A	17,400	78,126

Diversified Operations/Commercial Services - 0.0%

Volt Information Sciences, Inc.†	14,393	106,076

Drug Delivery Systems - 0.1%

Catalent, Inc.†	9,800	237,846

E-Commerce/Products - 0.1%

Etsy, Inc.†	10,000	79,400
US Auto Parts Network, Inc.†	20,000	55,000

		134,400

E-Commerce/Services - 0.2%

GrubHub, Inc.†#	10,467	246,393
Quotient Technology, Inc.†#	7,790	67,773
Spark Networks, Inc.†#	30,000	95,100
SurveyMonkey.com LLC†(2)(3)(4)	5,062	42,752
United Online, Inc.†	12,500	153,875
Zillow Group, Inc., Class A†	800	18,520
Zillow Group, Inc., Class C†#	1,700	36,720

		661,133

E-Marketing/Info - 0.3%

Liquidity Services, Inc.†	19,400	90,598
Marketo, Inc.†	18,500	312,095
New Media Investment Group, Inc.	9,900	154,737
QuinStreet, Inc.†	35,000	103,950
ReachLocal, Inc.†#	15,000	28,650

		690,030

Educational Software - 0.0%

Rosetta Stone, Inc.†	14,000	110,740

Electric Products-Misc. - 0.1%

Graham Corp.	7,500	137,775

Electric-Integrated - 0.8%

Cleco Corp.	4,600	211,186
El Paso Electric Co.	9,200	375,820
NorthWestern Corp.	3,600	213,732
PNM Resources, Inc.	24,900	794,808
Portland General Electric Co.	15,000	570,750

		2,166,296

Electronic Components-Misc. - 0.2%

Bel Fuse, Inc., Class B	6,000	89,100
CTS Corp.	11,500	166,290
Gentex Corp.	9,800	142,688
Sparton Corp.†	5,900	84,783
Vishay Precision Group, Inc.†	8,800	103,136

		585,997

Electronic Components-Semiconductors - 2.7%

Cavium, Inc.†	3,300	196,317
Diodes, Inc.†	7,850	150,249
Fairchild Semiconductor International, Inc.†	105,825	2,122,850
GigOptix, Inc.†	50,000	130,000
GSI Technology, Inc.†#	19,800	77,418
Intersil Corp., Class A	126,800	1,619,236
InvenSense, Inc.†#	9,900	77,319
Microsemi Corp.†	62,889	2,177,846
Pixelworks, Inc.†#	22,000	44,000
Richardson Electronics, Ltd.#	15,000	73,500
Semtech Corp.†	31,300	599,708
Silicon Laboratories, Inc.†	2,200	90,750

		7,359,193

Electronic Measurement Instruments - 0.4%

CyberOptics Corp.†	18,900	179,739
ESCO Technologies, Inc.	11,600	414,004
FARO Technologies, Inc.†	5,200	166,660
National Instruments Corp.	10,900	314,465

		1,074,868

Electronic Parts Distribution - 0.8%

Tech Data Corp.†	30,303	2,133,634

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	4,700	111,437
Vicon Industries, Inc.†	14,000	14,000

		125,437

Electronics-Military - 0.0%

Arotech Corp.†#	34,800	97,440

Energy-Alternate Sources - 0.1%

Aemetis, Inc.†#	17,800	32,574
Amyris, Inc.†#	50,800	76,708
REX American Resources Corp.†#	2,100	106,050

		215,332

Engineering/R&D Services - 0.2%

Exponent, Inc.	4,800	224,112
VSE Corp.	3,700	232,027

		456,139

Enterprise Software/Service - 1.0%

Guidewire Software, Inc.†	11,600	571,068
MicroStrategy, Inc., Class A†	9,831	1,581,710
Proofpoint, Inc.†#	15,600	730,704

		2,883,482

Entertainment Software - 0.7%

Take-Two Interactive Software, Inc.†	54,600	1,965,054

Environmental Consulting & Engineering - 0.0%

TRC Cos., Inc.†	8,712	57,935

Environmental Monitoring & Detection - 0.2%

MSA Safety, Inc.	12,800	558,976

Filtration/Separation Products - 0.2%

CLARCOR, Inc.	8,900	428,446

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	107,555

Finance-Consumer Loans - 0.1%

Asta Funding, Inc.†#	13,200	95,304
Regional Management Corp.†	8,200	125,460

		220,764

Finance-Investment Banker/Broker - 1.8%

E*TRADE Financial Corp.†	129,660	3,041,824
Evercore Partners, Inc., Class A	33,957	1,584,773
FBR & Co.	5,750	100,337
Houlihan Lokey, Inc.	2,900	74,124
JMP Group LLC	16,300	81,500

		4,882,558

Finance-Leasing Companies - 0.1%

California First National Bancorp	11,000	143,550
Marlin Business Services Corp.	7,500	103,575

		247,125

Finance-Mortgage Loan/Banker - 0.0%

PennyMac Financial Services, Inc., Class A†	6,700	83,147

Finance-Other Services - 0.0%

Higher One Holdings, Inc.†	20,300	87,290

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	22,777	565,097
MGIC Investment Corp.†	10,500	71,820
Radian Group, Inc.	27,000	291,600

		928,517

Food-Canned - 0.9%

TreeHouse Foods, Inc.†	29,867	2,521,372

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	10,200	115,158

Food-Flour & Grain - 0.2%

Post Holdings, Inc.†	8,300	576,518

Food-Misc./Diversified - 1.3%

Inventure Foods, Inc.†#	17,900	109,548
Pinnacle Foods, Inc.	75,891	3,277,732
Senomyx, Inc.†#	30,200	100,264

		3,487,544

Food-Retail - 0.1%

Fresh Market, Inc.†#	10,500	242,235

Food-Wholesale/Distribution - 0.1%

AMCON Distributing Co.	500	40,500
Performance Food Group Co.†#	7,100	175,583

		216,083

Footwear & Related Apparel - 0.1%

Rocky Brands, Inc.	10,711	123,284
Wolverine World Wide, Inc.	12,900	244,197

		367,481

Funeral Services & Related Items - 0.1%

Matthews International Corp., Class A	4,700	222,639

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.†	43,334	48,534

Golden Entertainment, Inc.†	15,200	157,320

		205,854

Garden Products - 0.3%

Toro Co.	11,300	900,610

Gas-Distribution - 1.3%

Chesapeake Utilities Corp.	3,600	224,280
Delta Natural Gas Co., Inc.	3,800	85,614
Gas Natural, Inc.	13,000	102,180
ONE Gas, Inc.	16,800	974,064
Southwest Gas Corp.	9,400	573,400
UGI Corp.	45,966	1,698,903

		3,658,441

Gold Mining - 0.3%

Franco-Nevada Corp.	4,200	250,665
New Gold, Inc.†	95,000	321,582
Osisko Gold Royalties, Ltd.	13,400	138,358

		710,605

Health Care Cost Containment - 0.0%

HealthEquity, Inc.†	900	18,738

Healthcare Safety Devices - 0.1%

Alpha Pro Tech, Ltd.†	30,000	49,800
Retractable Technologies, Inc.†#	30,000	75,600
Unilife Corp.†#	35,000	29,453

		154,853

Heart Monitors - 0.0%

HeartWare International, Inc.†	2,500	79,900

Home Furnishings - 0.6%

La-Z-Boy, Inc.	64,822	1,578,416

Hotels/Motels - 0.0%

Morgans Hotel Group Co.†#	19,000	28,120

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	95,680

Human Resources - 0.7%

Edgewater Technology, Inc.†	14,600	103,514
Patriot National, Inc.†#	18,700	78,914
RCM Technologies, Inc.#	20,000	118,000
Team Health Holdings, Inc.†	37,367	1,665,447

		1,965,875

Import/Export - 0.0%

Castle Brands, Inc.†	40,000	33,168

Independent Power Producers - 0.1%

Dynegy, Inc.†	2,400	24,192
NRG Energy, Inc.	16,900	182,182
NRG Yield, Inc., Class A#	3,200	39,616
NRG Yield, Inc., Class C#	3,100	40,517

		286,507

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	57,120
Iteris, Inc.†	76,210	194,336
Turtle Beach Corp.†#	100,000	101,000

		352,456

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	5,000	129,750

Instruments-Controls - 0.7%

Allied Motion Technologies, Inc.	8,000	147,680
Frequency Electronics, Inc.†	10,000	93,300
Watts Water Technologies, Inc., Class A	33,193	1,711,763
Woodward, Inc.	1,150	53,993

		2,006,736

Insurance-Life/Health - 0.7%

CNO Financial Group, Inc.	104,148	1,815,299
Health Insurance Innovations, Inc.†#	7,000	40,740
Independence Holding Co.	10,460	170,289
Trupanion, Inc.†#	4,200	38,136

		2,064,464

Insurance-Multi-line - 1.1%

American Financial Group, Inc.	30,188	2,025,011
Horace Mann Educators Corp.	28,661	883,045
Kemper Corp.	5,800	155,904

		3,063,960

Insurance-Property/Casualty - 1.7%

Enstar Group, Ltd.†	1,800	284,490
First Acceptance Corp.†	2,558	5,602
Hallmark Financial Services, Inc.†	13,000	129,740
Hanover Insurance Group, Inc.	23,230	1,926,929
Infinity Property & Casualty Corp.	10,000	747,600
RLI Corp.	7,700	483,329
Safety Insurance Group, Inc.	3,800	210,178
Selective Insurance Group, Inc.	19,900	668,242
State Auto Financial Corp.	10,850	233,492

		4,689,602

Insurance-Reinsurance - 0.0%

Essent Group, Ltd.†	3,900	75,075

Internet Application Software - 0.0%

Zendesk, Inc.†#	2,100	38,430

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	21,200	118,720

Internet Content-Entertainment - 0.1%

Pandora Media, Inc.†#	13,400	136,948

Internet Financial Services - 0.0%

TheStreet, Inc.	48,200	43,380

Internet Infrastructure Software - 0.0%

Support.com, Inc.†	106,500	84,135

Internet Security - 0.0%

iPass, Inc.†#	49,900	48,408

Internet Telephone - 0.1%

RingCentral, Inc.†	9,500	175,750

Investment Companies - 0.1%

KCAP Financial, Inc.#	16,700	48,764
Medallion Financial Corp.#	17,100	138,168

		186,932

Investment Management/Advisor Services - 1.2%

Calamos Asset Management, Inc., Class A	14,000	118,580
Cohen & Steers, Inc.	8,200	255,184
Financial Engines, Inc.#	14,500	353,800

Janus Capital Group, Inc.	171,122	2,212,607
Manning & Napier, Inc.	8,400	57,624
Pzena Investment Management, Inc., Class A	2,900	18,096
Silvercrest Asset Management Group, Inc., Class A	10,000	109,200
Waddell & Reed Financial, Inc., Class A	12,800	299,776

		3,424,867

Lasers-System/Components - 0.2%

Coherent, Inc.†	6,581	556,753

Leisure Products - 0.1%

Escalade, Inc.	5,200	65,520
Johnson Outdoors, Inc., Class A	7,200	157,896

		223,416

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	3,800	251,940

Machine Tools & Related Products - 0.1%

Hardinge, Inc.	11,000	97,460
LS Starrett Co, Class A	8,000	75,440

		172,900

Machinery-Farming - 0.1%

Alamo Group, Inc.	3,000	155,670

Machinery-General Industrial - 1.1%

Albany International Corp., Class A	62,946	2,305,083
BWX Technologies, Inc.	7,200	229,680
Chart Industries, Inc.†	10,900	219,853
Gencor Industries, Inc.†	11,100	150,627
Tennant Co.	3,500	162,890
Xerium Technologies, Inc.†	15,000	109,950

		3,178,083

Machinery-Pumps - 0.2%

Graco, Inc.	7,800	610,896

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.#	34,800	98,136

Medical Imaging Systems - 0.8%

Analogic Corp.	26,287	1,970,999
Digirad Corp.	25,000	130,250
Lantheus Holdings, Inc.†	17,298	36,672

		2,137,921

Medical Information Systems - 0.0%

Everyday Health, Inc.†	25,000	118,250

Medical Instruments - 1.0%

Bio-Techne Corp.	20,540	1,763,154
Bruker Corp.†	16,400	426,072
Edwards Lifesciences Corp.†	1,800	156,600
Endologix, Inc.†#	11,044	95,202
Entellus Medical, Inc.†#	2,000	32,020
Navidea Biopharmaceuticals, Inc.†#	85,500	84,602
Symmetry Surgical, Inc.†	10,000	95,400
TransEnterix, Inc.†#	20,000	64,200

		2,717,250

Medical Laser Systems - 0.0%

Cutera, Inc.†	9,000	106,470

Medical Products - 2.2%

Accuray, Inc.†#	19,737	99,672
Globus Medical, Inc., Class A†	76,885	1,868,305
Halyard Health, Inc.†	14,900	380,248
Hill-Rom Holdings, Inc.	41,714	1,933,444
InVivo Therapeutics Holdings Corp.†#	24,300	113,967
K2M Group Holdings, Inc.†	17,700	209,568
Medgenics, Inc.†#	19,000	78,470
Span-America Medical Systems, Inc.	3,100	56,916
Wright Medical Group NV†	84,631	1,446,344

		6,186,934

Medical-Biomedical/Gene - 1.5%

Acceleron Pharma, Inc.†	4,300	108,962
AMAG Pharmaceuticals, Inc.†#	30,732	807,637
ArQule, Inc.†	55,000	103,950
Asterias Biotherapeutics, Inc.†#	9,454	40,558
Biota Pharmaceuticals, Inc.†	34,600	53,284
Curis, Inc.†	48,225	66,068
Endocyte, Inc.†#	16,000	48,160
Enzo Biochem, Inc.†	33,500	142,040
Exelixis, Inc.†#	30,000	109,200
Fate Therapeutics, Inc.†	70,000	123,200
Harvard Bioscience, Inc.†	30,000	82,500
Incyte Corp.†	3,600	264,600
Innoviva, Inc.#	1,200	14,064
Insmed, Inc.†	12,300	150,429
Ionis Pharmaceuticals, Inc.†#	7,500	259,200
Medicines Co.†	8,600	276,576
Nivalis Therapeutics, Inc.†#	15,000	67,950
Novavax, Inc.†#	30,700	133,852
Onconova Therapeutics, Inc.†#	12,000	5,550
Oncothyreon, Inc.†#	88,300	87,426
PharmAthene, Inc.†#	68,300	116,110
Protalix BioTherapeutics, Inc.†#	22,016	17,850
pSivida Corp.†#	32,000	86,720
Retrophin, Inc.†#	31,603	449,711
Rigel Pharmaceuticals, Inc.†	40,000	90,800
Seattle Genetics, Inc.†#	4,700	141,893
Spark Therapeutics, Inc.†#	500	15,930
Synthetic Biologics, Inc.†#	88,300	169,536
Theravance Biopharma, Inc.†#	300	4,716
Ultragenyx Pharmaceutical, Inc.†	400	24,396
Veracyte, Inc.†#	19,300	127,380
Verastem, Inc.†#	63,300	70,896

		4,261,144

Medical-Drugs - 0.9%

ACADIA Pharmaceuticals, Inc.†#	4,300	74,218
AcelRx Pharmaceuticals, Inc.†#	32,100	119,091
Achaogen, Inc.†#	10,000	35,000
Agile Therapeutics, Inc.†#	7,700	44,352
Alimera Sciences, Inc.†#	25,025	53,804
Alkermes PLC†	10,100	325,927
Ampio Pharmaceuticals, Inc.†	48,900	104,157
BioSpecifics Technologies Corp.†	2,600	92,300
CoLucid Pharmaceuticals, Inc.†#	2,900	15,892
Conatus Pharmaceuticals, Inc.†#	9,500	16,910
Cumberland Pharmaceuticals, Inc.†	12,800	59,776

Dicerna Pharmaceuticals, Inc.†	8,300	41,168
MediciNova, Inc.†#	13,572	81,432
NanoViricides, Inc.†#	43,000	107,500
Ophthotech Corp.†	1,300	58,552
Pacira Pharmaceuticals, Inc.†	11,100	577,311
Pain Therapeutics, Inc.†#	40,000	73,600
Pernix Therapeutics Holdings, Inc.†#	29,000	63,800
TESARO, Inc.†#	3,940	159,412
TherapeuticsMD, Inc.†#	24,100	147,251
VIVUS, Inc.†#	75,000	78,000
Zogenix, Inc.†#	11,712	124,147

		2,453,600

Medical-Generic Drugs - 0.6%

Impax Laboratories, Inc.†	47,020	1,537,084

Medical-HMO - 0.5%

Centene Corp.†	10,400	592,384
Universal American Corp.	6,000	40,080
WellCare Health Plans, Inc.†	7,800	700,986

		1,333,450

Medical-Hospitals - 1.1%

Acadia Healthcare Co., Inc.†	12,300	681,543
Adeptus Health, Inc., Class A†#	4,300	244,756
Community Health Systems, Inc.†	23,150	350,028
LifePoint Health, Inc.†	30,347	1,892,439

		3,168,766

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.	6,500	78,065
Dynamic Materials Corp.	17,500	96,775
Haynes International, Inc.	20,876	642,981
RBC Bearings, Inc.†	8,200	522,299
Rexnord Corp.†	19,300	350,102
Sun Hydraulics Corp.	9,900	294,822

		1,985,044

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	58,960

Metal-Aluminum - 0.0%

Constellium NV, Class A†	16,800	87,696

Metal-Diversified - 0.1%

Luxfer Holdings PLC ADR	14,700	152,880

Miscellaneous Manufacturing - 0.5%

Hillenbrand, Inc.	8,700	244,644
John Bean Technologies Corp.	17,900	941,540
TriMas Corp.†	13,700	226,598

		1,412,782

MRI/Medical Diagnostic Imaging - 0.1%

Alliance HealthCare Services, Inc.†	9,200	65,780
RadNet, Inc.†	18,000	102,600

		168,380

Multimedia - 0.1%

Demand Media, Inc.†	25,000	136,250

Networking Products - 0.1%

Infoblox, Inc.†	4,500	69,660
Ixia†	13,400	152,894

		222,554

Non-Hazardous Waste Disposal - 1.2%

Casella Waste Systems, Inc., Class A†	32,900	195,097
Waste Connections, Inc.	52,158	3,216,584

		3,411,681

Office Automation & Equipment - 0.5%

Pitney Bowes, Inc.	77,566	1,405,496

Office Furnishings-Original - 0.1%

Knoll, Inc.	19,500	372,450

Oil & Gas Drilling - 0.3%

Precision Drilling Corp.#	219,173	703,545

Oil Companies-Exploration & Production - 1.1%

Approach Resources, Inc.†#	28,300	21,335
Diamondback Energy, Inc.†	6,500	463,125
Earthstone Energy, Inc.†#	9,400	104,340
Evolution Petroleum Corp.	23,100	99,792
FieldPoint Petroleum Corp.†	31,900	15,312
Gastar Exploration, Inc.†#	60,000	41,400
Jones Energy, Inc., Class A†#	15,000	22,500
Matador Resources Co.†	18,600	300,204
Newfield Exploration Co.†	48,893	1,331,356
Panhandle Oil and Gas, Inc., Class A	5,000	77,700
Parsley Energy, Inc., Class A†	13,400	246,292
PetroQuest Energy, Inc.†#	41,000	17,425
Rex Energy Corp.†#	30,000	17,712
Ring Energy, Inc.†#	17,400	72,732
Seventy Seven Energy, Inc.†#	33,900	16,272
Synergy Resources Corp.†#	18,800	117,500
VAALCO Energy, Inc.†	30,000	31,800
Warren Resources, Inc.†#	34,500	2,743
Yuma Energy, Inc.†	5,411	1,024

		3,000,564

Oil Field Machinery & Equipment - 0.7%

Dril-Quip, Inc.†	1,500	81,375
Flotek Industries, Inc.†#	13,000	94,640
Forum Energy Technologies, Inc.†	102,566	1,206,176
Gulf Island Fabrication, Inc.	13,800	122,958
Mitcham Industries, Inc.†	22,400	73,696
Natural Gas Services Group, Inc.†	7,400	133,644
Thermon Group Holdings, Inc.†	6,000	101,700

		1,814,189

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	108,434

Oil-Field Services - 0.4%

Enservco Corp.†#	19,000	9,122
Forbes Energy Services, Ltd.†#	17,200	5,059
Helix Energy Solutions Group, Inc.†	68,517	267,216
Independence Contract Drilling, Inc.†#	31,100	119,735
Key Energy Services, Inc.†#	111,000	25,419
Newpark Resources, Inc.†	15,500	57,815
NOW, Inc.†	3,100	50,158
Oceaneering International, Inc.	2,200	60,764
RPC, Inc.#	10,200	138,414
SEACOR Holdings, Inc.†#	7,500	362,925
Tesco Corp.	10,100	73,124

Willbros Group, Inc.†#	50,900	66,679

		1,236,430

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	5,300	215,551
Schweitzer-Mauduit International, Inc.	5,400	163,188

		378,739

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	1,100	33,704
Masimo Corp.†	400	15,136

		48,840

Pharmacy Services - 0.1%

Diplomat Pharmacy, Inc.†#	6,000	213,720

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†	5,000	149,150
PowerSecure International, Inc.†	15,000	279,000

		428,150

Printing-Commercial - 0.2%

ARC Document Solutions, Inc.†	8,400	29,400
Multi-Color Corp.	9,950	484,366

		513,766

Publishing-Books - 0.1%

Scholastic Corp.	6,249	218,902

Publishing-Newspapers - 0.1%

A.H. Belo Corp., Class A	18,221	108,962
Lee Enterprises, Inc.†#	84,700	112,651

		221,613

Quarrying - 0.0%

Compass Minerals International, Inc.#	1,900	128,896

Radio - 0.0%

Emmis Communications Corp., Class A†	58,600	31,058
Saga Communications, Inc., Class A	123	4,616
Salem Media Group, Inc., Class A#	10,000	48,100

		83,774

Real Estate Investment Trusts - 3.4%

Acadia Realty Trust	6,300	208,215
American Campus Communities, Inc.	11,500	503,355
CatchMark Timber Trust, Inc., Class A	14,700	156,555
Chesapeake Lodging Trust	9,800	249,018
Colony Capital, Inc.	5,400	88,560
Corporate Office Properties Trust	16,700	390,780
Cousins Properties, Inc.	186,300	1,613,358
CubeSmart	73,300	2,191,670
DiamondRock Hospitality Co.	23,808	211,891
EastGroup Properties, Inc.	9,100	493,493
Equity One, Inc.	11,900	326,179
First Potomac Realty Trust	11,300	95,598
GEO Group, Inc.	45,098	1,309,646
Outfront Media, Inc.	6,093	124,602
PS Business Parks, Inc.	8,100	743,661
Retail Opportunity Investments Corp.	11,800	216,884
Rouse Properties, Inc.#	15,800	288,192
Urstadt Biddle Properties, Inc., Class A	10,400	205,608

		9,417,265

Real Estate Management/Services - 1.0%

Jones Lang LaSalle, Inc.	11,550	1,178,908
Kennedy-Wilson Holdings, Inc.	73,346	1,395,041
RE/MAX Holdings, Inc., Class A	5,700	182,742

		2,756,691

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	8,900	298,328
Consolidated-Tomoka Land Co.	3,100	148,676
Forestar Group, Inc.†	12,300	119,925

		566,929

Recreational Centers - 0.0%

Town Sports International Holdings, Inc.†#	45,000	50,400

Recreational Vehicles - 0.2%

Arctic Cat, Inc.#	4,600	80,408
Brunswick Corp.	9,200	391,368

		471,776

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	18,900	179,172

Research & Development - 0.0%

AVEO Pharmaceuticals, Inc.†#	66,464	65,135

Resort/Theme Parks - 0.9%

Vail Resorts, Inc.	19,741	2,515,201

Retail-Apparel/Shoe - 0.5%

American Eagle Outfitters, Inc.#	11,200	170,912
Burlington Stores, Inc.†	3,400	190,604
Chico’s FAS, Inc.	30,300	386,628
Christopher & Banks Corp.†#	42,900	60,489
Destination Maternity Corp.#	7,800	63,024
Finish Line, Inc., Class A	4,700	85,634
Francesca’s Holdings Corp.†	14,500	262,160
New York & Co., Inc.†	33,029	66,058
Pacific Sunwear of California, Inc.†#	37,200	7,180
Tilly’s, Inc., Class A†	14,458	103,953

		1,396,642

Retail-Appliances - 0.0%

hhgregg, Inc.†#	17,000	29,410

Retail-Arts & Crafts - 0.8%

Michaels Cos., Inc.†	90,144	2,100,355

Retail-Automobile - 0.0%

Copart, Inc.†	2,400	90,600

Retail-Building Products - 0.0%

Tile Shop Holdings, Inc.†	8,800	111,056

Retail-Computer Equipment - 0.0%

PCM, Inc.†	13,544	102,393

Retail-Discount - 0.3%

Gordmans Stores, Inc.†	44,900	105,964
HSN, Inc.	5,800	307,922
Tuesday Morning Corp.†	50,200	337,846

		751,732

Retail-Home Furnishings - 0.2%

Pier 1 Imports, Inc.#	61,000	301,340
Restoration Hardware Holdings, Inc.†#	6,400	243,136

		544,476

Retail-Leisure Products - 0.1%

West Marine, Inc.†	17,232	140,958

Retail-Misc./Diversified - 0.7%

Five Below, Inc.†#	4,900	187,915
Gaiam, Inc., Class A†	17,400	98,658
Sally Beauty Holdings, Inc.†	54,014	1,705,762

		1,992,335

Retail-Restaurants - 3.4%

Bloomin’ Brands, Inc.	23,100	399,399
Bojangles’, Inc.†#	1,700	24,582
Bravo Brio Restaurant Group, Inc.†	11,500	89,815
Brinker International, Inc.	8,100	403,380
Carrols Restaurant Group, Inc.†	7,500	99,525
Cheesecake Factory, Inc.	6,500	324,350
Cracker Barrel Old Country Store, Inc.#	13,973	2,068,703
Denny’s Corp.†	32,600	336,758
Famous Dave’s of America, Inc.†#	6,800	39,576
Jack in the Box, Inc.	4,300	295,625
Jamba, Inc.†#	520	6,900
Kona Grill, Inc.†	7,700	114,114
Krispy Kreme Doughnuts, Inc.†	24,700	361,608
Luby’s, Inc.†	25,000	123,750
Papa John’s International, Inc.#	28,212	1,640,528
Red Robin Gourmet Burgers, Inc.†	5,400	351,540
Sonic Corp.#	84,841	2,491,780
Zoe’s Kitchen, Inc.†#	3,300	115,269

		9,287,202

Retail-Sporting Goods - 0.1%

Zumiez, Inc.†#	15,700	324,362

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,000	114,240

Retail-Vitamins & Nutrition Supplements - 0.5%

GNC Holdings, Inc., Class A	51,533	1,467,660

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	24,000	56,880

Rubber/Plastic Products - 0.0%

Proto Labs, Inc.†#	1,400	91,098

Satellite Telecom - 0.5%

Iridium Communications, Inc.†#	212,598	1,473,304

Savings & Loans/Thrifts - 1.0%

Beneficial Bancorp, Inc.†	24,900	318,471
Capitol Federal Financial, Inc.	40,740	512,102
Clifton Bancorp, Inc.	8,100	119,556
ESSA Bancorp, Inc.	9,000	120,330
First Financial Northwest, Inc.	10,000	133,700
First Niagara Financial Group, Inc.	39,100	361,284
Fox Chase Bancorp, Inc.	5,000	95,850
Home Bancorp, Inc.	6,600	164,010
Lake Shore Bancorp, Inc.#	10,000	133,700
Meridian Bancorp, Inc.	14,500	199,955
Meta Financial Group, Inc.	2,500	103,475
Territorial Bancorp, Inc.	4,000	102,920
United Community Financial Corp.	26,500	156,350
Westfield Financial, Inc.	16,000	133,760

		2,655,463

Schools - 0.1%

American Public Education, Inc.†	8,500	131,155
Lincoln Educational Services Corp.†#	20,000	53,200
Universal Technical Institute, Inc.	15,500	60,605

		244,960

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	33,264	113,430
Geospace Technologies Corp.†#	8,900	99,413

		212,843

Semiconductor Components-Integrated Circuits - 0.1%

Integrated Device Technology, Inc.†	7,400	143,708
M/A-COM Technology Solutions Holdings, Inc.†#	4,400	166,760

		310,468

Semiconductor Equipment - 1.4%

Entegris, Inc.†	140,148	1,732,229
Mattson Technology, Inc.†	34,500	124,545
Tessera Technologies, Inc.	58,678	1,729,828
Ultra Clean Holdings, Inc.†	14,700	76,881
Veeco Instruments, Inc.†	14,000	259,700

		3,923,183

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A	33,400	287,574
Valmont Industries, Inc.	3,000	339,150

		626,724

Steel-Producers - 0.2%

Friedman Industries, Inc.	10,000	52,200
Ryerson Holding Corp.†#	30,000	111,000
Shiloh Industries, Inc.†#	28,100	121,954
Worthington Industries, Inc.	5,800	180,438

		465,592

Storage/Warehousing - 0.6%

Mobile Mini, Inc.	61,826	1,776,879

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†	7,700	157,850
Finisar Corp.†	27,974	407,861
KVH Industries, Inc.†	14,357	131,079

		696,790

Telecom Services - 0.1%

Allot Communications, Ltd.†	14,000	63,280
Consolidated Communications Holdings, Inc.#	1	23
Hawaiian Telcom Holdco, Inc.†	5,000	120,150
Straight Path Communications, Inc., Class B†#	5,950	189,567

		373,020

Telecommunication Equipment - 0.7%

ADTRAN, Inc.	13,700	256,327
ARRIS International PLC†	65,063	1,554,355

Aware, Inc.†#	14,500	58,290
Westell Technologies, Inc., Class A† Class A#	41,700	46,704

		1,915,676

Telephone-Integrated - 0.0%

Alaska Communications Systems Group, Inc.†	77,000	123,970

Textile-Apparel - 0.0%

Cherokee, Inc.†	6,400	108,928

Textile-Products - 0.0%

Dixie Group, Inc.†#	10,000	44,900

Theaters - 0.0%

National CineMedia, Inc.	3,100	46,344

Therapeutics - 0.1%

Akebia Therapeutics, Inc.†#	11,400	83,220
CorMedix, Inc.†#	40,000	62,800
Egalet Corp.†#	25,000	169,000

		315,020

Transactional Software - 0.7%

Bottomline Technologies de, Inc.†	72,595	2,047,905

Transport-Equipment & Leasing - 0.1%

General Finance Corp.†#	10,034	40,437
Willis Lease Finance Corp.†	10,000	198,800

		239,237

Transport-Marine - 0.5%

Horizon North Logistics, Inc.	14,800	12,689
Scorpio Tankers, Inc.	199,098	1,238,389

		1,251,078

Transport-Rail - 0.1%

Genesee & Wyoming, Inc., Class A†	4,500	255,240

Transport-Services - 0.1%

Matson, Inc.	5,700	228,513
Radiant Logistics, Inc.†	37,800	119,826

		348,339

Transport-Truck - 2.5%

Celadon Group, Inc.	88,303	792,078
Forward Air Corp.	37,069	1,509,450
Heartland Express, Inc.#	80,458	1,480,427
Knight Transportation, Inc.#	18,375	445,226
Landstar System, Inc.	5,200	307,840
Old Dominion Freight Line, Inc.†	32,458	2,095,488
Saia, Inc.†	11,100	291,375
USA Truck, Inc.†	6,900	108,882
XPO Logistics, Inc.†#	1	25

		7,030,791

Veterinary Diagnostics - 0.5%

Phibro Animal Health Corp., Class A	52,010	1,438,597

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.†	8,200	201,228

Water - 0.1%

Artesian Resources Corp., Class A	7,400	209,050

Web Hosting/Design - 0.1%

Endurance International Group Holdings, Inc.†#	11,600	130,384
Rightside Group, Ltd.†#	13,000	111,020

		241,404

Wire & Cable Products - 0.5%

Belden, Inc.	24,202	1,325,544

Wireless Equipment - 0.1%

CalAmp Corp.†	8,600	157,208
ID Systems, Inc.†	22,000	95,480
TESSCO Technologies, Inc.#	5,900	103,250

		355,938

Total Common Stocks
(cost $257,153,165)		271,488,185

CONVERTIBLE PREFERRED SECURITIES - 0.2%
Computers-Integrated Systems - 0.1%

Apptio, Inc., Series D†(2)(3)(4)	5,641	82,674

Data Processing/Management - 0.1%

Cloudera, Inc., Series F†(2)(3)(4)	6,715	123,216

E-Commerce/Services - 0.0%

CarGurus, Inc., Series D†(2)(3)(4)	2,567	74,075

Enterprise Software/Service - 0.0%

Plex Systems, Inc., Series B†(2)(3)(4)	50,422	72,295

Internet Infrastructure Software - 0.0%

MongoDB, Inc., Series F†(2)(3)(4)	4,475	28,184

Total Convertible Preferred Securities		380,444

(cost $493,694)
Total Long-Term Investment Securities

(cost $257,646,859)		271,868,629

SHORT-TERM INVESTMENT SECURITIES - 11.0%
Registered Investment Companies - 9.4%

SSgA U.S. Government Money Market Fund 0.00%(6)	484,593	484,593
State Street Navigator Securities Lending Prime Portfolio 0.49%(5)(6)	24,747,545	24,747,545
T. Rowe Price Reserve Investment Fund 0.32%(6)	766,967	766,967

		25,999,105

Time Deposits - 1.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$4,585,000	4,585,000

Total Short-Term Investment Securities
(cost $30,584,105)		30,584,105

TOTAL INVESTMENTS
(cost $288,230,964)(7)	109.1%	302,452,734
Liabilities in excess of other assets	(9.1)	(25,198,708)

NET ASSETS	100.0%	$277,254,026

†	Non-income producing security
#	The security or a portion thereof is out on loan

(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $58,297 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $423,196 representing 0.2% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SurveyMonkey.com LLC	11/25/2014	5,062	$83,270	$42,752	$8.45	0.02%
Convertible Preferred Securities
Apptio, Inc., Series D	03/09/2012	5,641	101,069	82,674	14.66	0.03
CarGurus, Inc., Series D	07/07/2015	2,567	104,331	74,075	28.86	0.03
Cloudera, Inc., Series F	02/05/2014	6,715	97,770	123,216	18.35	0.04
MongoDB, Inc., Series F	10/02/2013	4,475	74,840	28,184	6.30	0.01
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	72,295	1.43	0.03

				$423,196		0.16%

(5)	At February 29, 2016, the Fund had loaned securities with a total value of $23,942,555. This was secured by collateral of $24,747,545 which was received in cash and subsequently invested in short-term investments currently value at $24,747,545 as reported in the portfolio of investments. The remaining collateral of $374,458 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	03/17/2016 to 10/13/2016	$11,788
United States Treasury Notes/Bonds	zero coupon to 7.63%	07/15/2016 to 05/15/2045	362,670

(6)	The rate shown is the 7-day yield as of February 29, 2016.
(7)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$618,381	$—		$42,752	$661,133
Other Industries	270,768,755	58,297	**	—	270,827,052
Convertible Preferred Securities	—	—		380,444	380,444
Short-Term Investment Securities:
Registered Investment Companies	25,999,105	—		—	25,999,105
Time Deposits	—	4,585,000		—	4,585,000

	$297,386,241	$4,643,297		$423,196	$302,452,734

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.4%
Advanced Materials - 0.0%

Core Molding Technologies, Inc.†	4,388	49,935

Advertising Agencies - 0.1%

MDC Partners, Inc., Class A	24,871	530,250

Advertising Services - 0.0%

Journal Media Group, Inc.	13,955	167,739
Marchex, Inc., Class B	18,640	79,966
Marin Software, Inc.†	17,123	51,369
Sizmek, Inc.†	12,319	40,160

		339,234

Aerospace/Defense - 0.4%

Aerovironment, Inc.†	11,287	280,820
Cubic Corp.	12,398	435,666
Esterline Technologies Corp.†	16,676	934,023
Kratos Defense & Security Solutions, Inc.†#	25,898	86,499
National Presto Industries, Inc.#	2,777	226,048
Teledyne Technologies, Inc.†	20,227	1,722,936

		3,685,992

Aerospace/Defense-Equipment - 0.8%

AAR Corp.	20,307	432,336
Aerojet Rocketdyne Holdings, Inc.†	35,834	556,502
Astronics Corp.†	12,477	396,893
Astronics Corp., Class B†	1,644	50,964
Curtiss-Wright Corp.	27,222	1,921,601
Ducommun, Inc.†	6,328	90,997
HEICO Corp.	11,011	633,243
HEICO Corp., Class A	22,849	998,501
Kaman Corp.#	15,586	684,849
KLX, Inc.†	30,195	845,158
Moog, Inc., Class A†	20,655	891,883

		7,502,927

Agricultural Biotech - 0.0%

Arcadia Biosciences, Inc.†#	4,655	13,220

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	32,149	31,828
Rentech, Inc.†	13,136	26,666

		58,494

Agricultural Operations - 0.1%

Alico, Inc.	2,205	52,788
Andersons, Inc.	16,257	436,500
Limoneira Co.#	6,583	91,899
Tejon Ranch Co.†#	7,864	138,406

		719,593

Airlines - 0.4%

Allegiant Travel Co.	7,678	1,258,271
Hawaiian Holdings, Inc.†	27,307	1,174,747
Republic Airways Holdings, Inc.†	29,098	18,329
SkyWest, Inc.	29,581	533,937
Virgin America, Inc.†#	14,418	449,697

		3,434,981

Apparel Manufacturers - 0.3%

Columbia Sportswear Co.	16,425	977,616
G-III Apparel Group, Ltd.†	22,831	1,204,335
Oxford Industries, Inc.	8,384	608,930
Sequential Brands Group, Inc.†	20,307	141,540
Superior Uniform Group, Inc.	4,254	75,509
Vince Holding Corp.†	8,814	56,938

		3,064,868

Appliances - 0.1%

iRobot Corp.†#	17,015	533,250

Applications Software - 0.9%

Appfolio, Inc.†#	3,210	37,557
Brightcove, Inc.†	18,619	111,714
Callidus Software, Inc.†	31,641	434,431
Cvent, Inc.†	13,385	261,409
Demandware, Inc.†	19,112	662,995
Ebix, Inc.#	15,346	568,262
Epiq Systems, Inc.#	18,515	253,285
Five9, Inc.†	13,580	109,319
HubSpot, Inc.†	10,769	448,637
Imperva, Inc.†	15,193	666,517
inContact, Inc.†	35,197	326,276
Jive Software, Inc.†	26,714	86,553
MINDBODY, Inc., Class A†#	4,099	48,286
New Relic, Inc.†#	3,303	87,926
Park City Group, Inc.†#	6,092	55,437
Paycom Software, Inc.†#	18,063	575,849
PDF Solutions, Inc.†	15,453	175,546
Progress Software Corp.†	28,963	730,447
RealPage, Inc.†	30,209	605,691
SciQuest, Inc.†	15,793	191,885
Tangoe, Inc.†	22,325	180,609
Verint Systems, Inc.†	35,123	1,247,920

		7,866,551

Athletic Equipment - 0.1%

Black Diamond, Inc.†	13,027	56,016
Nautilus, Inc.†	17,965	303,429
Performance Sports Group Ltd†	25,953	197,243

		556,688

Auction Houses/Art Dealers - 0.1%

Sotheby’s#	35,609	810,105

Audio/Video Products - 0.2%

Daktronics, Inc.	22,004	155,568
DTS, Inc.†	10,126	239,682
Skullcandy, Inc.†	12,563	44,473
TiVo, Inc.†	55,578	466,299
Universal Electronics, Inc.†	8,162	433,729
VOXX International Corp.†	11,353	45,299

		1,385,050

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	18,220	1,245,701

Auto-Heavy Duty Trucks - 0.0%

Blue Bird Corp.†#	2,912	26,295
Navistar International Corp.†#	29,201	245,581

		271,876

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	38,878	456,039

Auto/Truck Parts & Equipment-Original - 0.7%

Accuride Corp.†	22,259	28,492
American Axle & Manufacturing Holdings, Inc.†	43,399	634,493
Cooper-Standard Holding, Inc.†	7,774	569,446
Dana Holding Corp.	86,485	1,075,873
Federal-Mogul Holdings Corp.†#	17,362	126,048
Gentherm, Inc.†	20,553	857,060
Horizon Global Corp.†	10,370	91,567
Meritor, Inc.†	55,891	415,270
Metaldyne Performance Group, Inc.	6,553	93,577
Miller Industries, Inc.	6,482	125,492
Modine Manufacturing Co.†	27,417	259,913
Strattec Security Corp.	2,053	105,606
Superior Industries International, Inc.	13,415	264,946

Tenneco, Inc.†	32,690	1,488,049
Titan International, Inc.	24,730	125,381
Tower International, Inc.	12,080	259,237

		6,520,450

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	17,188	43,142
Dorman Products, Inc.†#	15,307	774,075
Douglas Dynamics, Inc.	12,800	250,368
Motorcar Parts of America, Inc.†	10,283	354,764
Standard Motor Products, Inc.	11,413	343,645

		1,765,994

B2B/E-Commerce - 0.0%

ePlus, Inc.†	3,213	241,264
TechTarget, Inc.†	11,207	78,561

		319,825

Banks-Commercial - 8.3%

1st Source Corp.	9,366	285,195
Access National Corp.	4,160	77,376
Allegiance Bancshares, Inc.†#	1,404	24,233
American National Bankshares, Inc.	4,996	126,848
Ameris Bancorp	18,424	497,264
Ames National Corp.#	5,330	124,775
Arrow Financial Corp.	6,413	167,828
BancFirst Corp.	4,170	235,605
Bancorp, Inc.†#	19,297	92,047
BancorpSouth, Inc.	55,266	1,100,899
Bank of Marin Bancorp	3,419	168,762
Bank of the Ozarks, Inc.	44,156	1,670,863
Banner Corp.	12,007	476,798
Bar Harbor Bankshares	3,419	113,135
BBCN Bancorp, Inc.	45,537	651,635
Blue Hills Bancorp, Inc.	16,054	221,545
BNC Bancorp	16,668	338,027
Bridge Bancorp, Inc.	8,108	230,348
Bryn Mawr Bank Corp.	10,189	256,050
C1 Financial, Inc.†	3,405	76,442
Camden National Corp.	4,261	165,369
Capital Bank Financial Corp., Class A	11,875	349,719
Capital City Bank Group, Inc.	6,157	88,661
Cardinal Financial Corp.	18,410	354,577
Cascade Bancorp†	17,685	94,792
Cass Information Systems, Inc.	6,569	327,530
Cathay General Bancorp	45,745	1,220,934
CenterState Banks, Inc.	26,012	364,168
Central Pacific Financial Corp.	13,165	262,378
Century Bancorp, Inc., Class A	1,988	78,427
Chemical Financial Corp.	19,298	652,851
Citizens & Northern Corp.	6,983	138,962
City Holding Co.	8,709	383,806
CNB Financial Corp.	8,245	146,184
CoBiz Financial, Inc.	20,778	225,441
Columbia Banking System, Inc.	33,025	952,111
Community Bank System, Inc.	23,338	864,206
Community Trust Bancorp, Inc.	8,960	302,131
CommunityOne Bancorp†	7,038	90,368
ConnectOne Bancorp, Inc.	17,114	263,898
CU Bancorp†	9,617	210,420
Customers Bancorp, Inc.†	15,301	346,568
CVB Financial Corp.	60,825	944,612
Eagle Bancorp, Inc.†	17,124	784,964
Enterprise Bancorp, Inc.	4,366	99,239
Enterprise Financial Services Corp.	11,411	316,427
Equity Bancshares, Inc.†	1,235	25,799
Farmers Capital Bank Corp.	4,289	110,270
FCB Financial Holdings, Inc.†	16,014	480,580
Fidelity Southern Corp.	9,555	143,229
Financial Institutions, Inc.	8,111	215,104
First Bancorp	11,300	208,937
First BanCorp†	66,602	178,493
First Bancorp, Inc.	6,147	115,932
First Busey Corp.	13,801	261,529
First Business Financial Services, Inc.	4,962	104,748
First Citizens BancShares, Inc., Class A#	4,411	1,032,747
First Commonwealth Financial Corp.	50,923	437,429
First Community Bancshares, Inc.	9,652	174,701
First Connecticut Bancorp, Inc.	9,179	147,690
First Financial Bancorp	35,311	592,165
First Financial Bankshares, Inc.#	36,717	969,696
First Financial Corp.	6,326	208,442
First Interstate BancSystem, Inc.	11,254	301,607
First Merchants Corp.	21,628	479,925
First Midwest Bancorp, Inc.	44,630	745,321
First NBC Bank Holding Co.†	8,729	205,830
First of Long Island Corp.	7,004	194,991
FirstMerit Corp.	94,902	1,862,926
FNB Corp.#	116,103	1,425,745
Franklin Financial Network, Inc.†	3,119	85,679
Fulton Financial Corp.	101,143	1,275,413
German American Bancorp, Inc.	7,587	242,253
Glacier Bancorp, Inc.	43,236	1,029,882
Great Southern Bancorp, Inc.	6,001	225,458
Great Western Bancorp, Inc.	23,656	582,174
Green Bancorp, Inc.†	5,827	41,663
Guaranty Bancorp	8,484	126,327
Hampton Roads Bankshares, Inc.†	19,619	32,960
Hancock Holding Co.	44,588	1,028,645
Hanmi Financial Corp.	18,281	380,793
Heartland Financial USA, Inc.	10,200	299,880
Heritage Commerce Corp.	12,035	112,287
Heritage Financial Corp.	17,312	301,921
Heritage Oaks Bancorp	13,429	97,495
Hilltop Holdings, Inc.†	43,591	727,098
Home BancShares, Inc.	32,679	1,291,474
Horizon Bancorp	5,285	127,897
IBERIABANK Corp.	21,857	1,042,142
Independent Bank Corp.	14,968	646,618
Independent Bank Corp.	13,149	193,685
International Bancshares Corp.	31,004	699,140
Kearny Financial Corp.	53,539	640,862
Lakeland Bancorp, Inc.	21,695	216,950
Lakeland Financial Corp.	9,509	406,129
LegacyTexas Financial Group, Inc.	27,251	483,705
Live Oak Bancshares, Inc.#	2,787	36,900
MainSource Financial Group, Inc.	12,404	256,763
MB Financial, Inc.	43,003	1,312,452
Mercantile Bank Corp.	9,669	218,229
Merchants Bancshares, Inc.	2,848	82,307
MidWestOne Financial Group, Inc.	4,507	117,452
National Bankshares, Inc.#	3,978	132,308
National Commerce Corp.†#	3,456	76,136
National Penn Bancshares, Inc.	80,198	892,604
NBT Bancorp, Inc.	25,216	650,573
NewBridge Bancorp	20,535	224,448
OFG Bancorp	25,514	148,492
Old National Bancorp	66,965	747,329
Old Second Bancorp, Inc.†	16,870	112,860
Opus Bank	5,961	192,302
Pacific Continental Corp.	11,169	172,449
Park National Corp.#	7,469	636,284
Park Sterling Corp.	25,759	160,479

Peapack Gladstone Financial Corp.	8,865	146,982
Penns Woods Bancorp, Inc.#	2,740	106,065
Peoples Bancorp, Inc.	10,520	187,677
Peoples Financial Services Corp.#	4,321	156,507
Pinnacle Financial Partners, Inc.	20,537	952,301
Preferred Bank	6,685	190,857
PrivateBancorp, Inc.	44,416	1,526,134
Prosperity Bancshares, Inc.	39,353	1,591,829
QCR Holdings, Inc.	6,684	149,855
Renasant Corp.	23,008	718,310
Republic Bancorp, Inc., Class A	5,687	145,644
S&T Bancorp, Inc.	19,918	502,332
Sandy Spring Bancorp, Inc.	14,123	366,916
Seacoast Banking Corp. of Florida†	13,626	201,937
ServisFirst Bancshares, Inc.	12,755	466,195
Sierra Bancorp	6,759	126,866
Simmons First National Corp., Class A	17,088	703,855
South State Corp.	13,844	864,558
Southside Bancshares, Inc.	14,500	339,590
Southwest Bancorp, Inc.	10,895	165,059
State Bank Financial Corp.	20,458	382,974
Stock Yards Bancorp, Inc.	8,475	316,541
Stonegate Bank	6,371	182,911
Suffolk Bancorp	6,713	162,656
Sun Bancorp, Inc./NJ†	5,494	114,165
Talmer Bancorp, Inc., Class A	28,904	485,587
Texas Capital Bancshares, Inc.†	26,203	847,143
Tompkins Financial Corp.	8,571	484,004
Towne Bank	26,066	454,330
TriCo Bancshares	13,018	322,846
TriState Capital Holdings, Inc.†	12,178	146,258
Triumph Bancorp, Inc.†	8,506	116,277
TrustCo Bank Corp. NY	54,413	313,963
Trustmark Corp.	38,672	846,143
UMB Financial Corp.	22,537	1,106,792
Umpqua Holdings Corp.	124,299	1,869,457
Union Bankshares Corp.	25,824	587,754
United Bankshares, Inc.#	39,754	1,392,980
United Community Banks, Inc.	28,759	497,818
Univest Corp. of Pennsylvania	11,261	214,973
Valley National Bancorp	133,104	1,197,936
Washington Trust Bancorp, Inc.	8,486	314,831
Webster Financial Corp.	51,966	1,746,577
WesBanco, Inc.	22,010	622,223
West Bancorporation, Inc.	9,181	161,218
Westamerica Bancorporation#	14,626	658,024
Western Alliance Bancorp†	48,535	1,442,460
Wilshire Bancorp, Inc.	40,399	397,526
Wintrust Financial Corp.	27,145	1,153,663
Yadkin Financial Corp.#	14,418	312,150

		74,558,800

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	47,541	502,033

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	15,150	350,268

Banks-Super Regional - 0.0%

Independent Bank Group, Inc.#	5,552	152,680

Batteries/Battery Systems - 0.1%

EnerSys	25,450	1,307,112

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co. Consolidated	2,666	465,803
National Beverage Corp.†	6,537	248,537

		714,340

Beverages-Wine/Spirits - 0.0%

MGP Ingredients, Inc.	6,125	143,264

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†	9,706	144,911

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	5,203	978,737
Craft Brew Alliance, Inc.†	5,860	48,462

		1,027,199

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†	19,805	86,944
Hemisphere Media Group, Inc.†#	5,782	80,023
Nexstar Broadcasting Group, Inc., Class A	17,912	800,308
World Wrestling Entertainment, Inc., Class A#	17,227	288,035

		1,255,310

Building & Construction Products-Misc. - 0.7%

Builders FirstSource, Inc.†	26,532	210,399
Drew Industries, Inc.	13,813	831,404
Gibraltar Industries, Inc.†	17,725	438,073
Louisiana-Pacific Corp.†	81,543	1,295,718
NCI Building Systems, Inc.†	15,531	169,909
Nortek, Inc.†	5,526	227,837
Patrick Industries, Inc.†	7,290	322,145
Ply Gem Holdings, Inc.†#	12,339	125,858
Quanex Building Products Corp.	19,388	333,861
Simpson Manufacturing Co., Inc.	24,108	818,226
Summit Materials, Inc., Class A†	18,011	328,881
Trex Co., Inc.†#	18,364	790,938

		5,893,249

Building & Construction-Misc. - 0.3%

Aegion Corp.†	20,990	380,129
Comfort Systems USA, Inc.	21,356	599,036
Dycom Industries, Inc.†	19,510	1,111,485
Hill International, Inc.†	20,941	73,293
MYR Group, Inc.†	11,968	268,442

		2,432,385

Building Products-Air & Heating - 0.1%

AAON, Inc.	23,430	581,064

Building Products-Cement - 0.2%

Continental Building Products, Inc.†	18,019	304,161
Headwaters, Inc.†	42,214	743,810
US Concrete, Inc.†	8,349	448,759

		1,496,730

Building Products-Doors & Windows - 0.2%

Apogee Enterprises, Inc.	16,712	667,310
Griffon Corp.	18,264	271,403
Masonite International Corp.†	17,279	993,715
PGT, Inc.†	27,332	270,314

		2,202,742

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	12,390	133,812

Building Products-Wood - 0.1%

Boise Cascade Co.†	22,629	378,810
Universal Forest Products, Inc.	11,517	883,584

		1,262,394

Building-Heavy Construction - 0.3%

Granite Construction, Inc.	22,523	933,578

MasTec, Inc.†	38,217	648,925
Orion Marine Group, Inc.†	16,002	57,447
Primoris Services Corp.#	22,197	474,128
Tutor Perini Corp.†	21,482	287,000

		2,401,078

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	32,052	1,006,433

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	5,073	411,623
Winnebago Industries, Inc.	15,416	288,742

		700,365

Building-Residential/Commercial - 0.7%

AV Homes, Inc.†#	7,086	70,718
Beazer Homes USA, Inc.†	18,548	135,771
CalAtlantic Group, Inc.	44,043	1,336,265
Century Communities, Inc.†	8,714	137,158
Green Brick Partners, Inc.†#	12,231	74,731
Hovnanian Enterprises, Inc., Class A†#	68,304	103,139
Installed Building Products, Inc.†	11,391	254,475
KB Home#	46,719	569,972
LGI Homes, Inc.†#	8,008	190,110
M/I Homes, Inc.†	14,038	246,648
MDC Holdings, Inc.#	22,364	494,468
Meritage Homes Corp.†	22,699	737,037
New Home Co., Inc.†#	5,094	51,195
Taylor Morrison Home Corp., Class A†	18,610	258,865
TRI Pointe Group, Inc.†	92,530	953,984
WCI Communities, Inc.†	8,838	152,456
William Lyon Homes, Class A†#	11,168	132,452

		5,899,444

Casino Hotels - 0.1%

Boyd Gaming Corp.†	45,674	791,073
Caesars Entertainment Corp.†#	31,722	286,767
Monarch Casino & Resort, Inc.†	5,814	116,978

		1,194,818

Casino Services - 0.0%

Eldorado Resorts, Inc.†	16,141	161,571
Scientific Games Corp., Class A†#	28,751	244,671

		406,242

Cellular Telecom - 0.0%

Leap Wireless CVR(6)(7)	35,827	0
NTELOS Holdings Corp.†#	9,941	91,358

		91,358

Chemicals-Diversified - 0.4%

Aceto Corp.	16,667	357,507
Axiall Corp.	40,204	800,060
Innophos Holdings, Inc.	11,106	321,852
Innospec, Inc.	13,876	602,218
Koppers Holdings, Inc.†	11,754	206,165
Olin Corp.	93,213	1,413,109

		3,700,911

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	23,277	173,879

Chemicals-Other - 0.0%

American Vanguard Corp.	16,669	210,196

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	16,766	413,953
Landec Corp.†	15,425	155,638
PolyOne Corp.	50,367	1,355,376

		1,924,967

Chemicals-Specialty - 1.0%

Balchem Corp.	17,797	1,126,016
Calgon Carbon Corp.	30,171	422,997
Chemtura Corp.†	38,454	970,194
Ferro Corp.†	41,780	414,875
H.B. Fuller Co.	28,861	1,110,860
Hawkins, Inc.	6,077	194,343
KMG Chemicals, Inc.	5,535	118,726
Kraton Performance Polymers, Inc.†	17,934	307,927
Minerals Technologies, Inc.	19,881	1,010,352
Oil-Dri Corp. of America	2,808	103,447
OMNOVA Solutions, Inc.†	26,816	140,516
Quaker Chemical Corp.	7,632	593,846
Sensient Technologies Corp.	26,752	1,537,705
Stepan Co.	11,042	548,567
Tronox, Ltd., Class A#	36,408	188,593
Univar, Inc.†	22,825	359,037
Valhi, Inc.#	10,932	14,212

		9,162,213

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	5,204	117,454
Park Electrochemical Corp.	11,670	166,064
TTM Technologies, Inc.†	33,791	221,669

		505,187

Coal - 0.0%

Cloud Peak Energy, Inc.†#	34,938	59,395
Hallador Energy Co.#	6,233	30,105
Peabody Energy Corp.#	10,600	25,864
SunCoke Energy, Inc.	37,340	176,618
Westmoreland Coal Co.†#	10,252	63,050

		355,032

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.#	11,994	76,402

Coffee - 0.0%

Farmer Bros. Co.†	4,432	116,828

Commercial Services - 0.5%

Care.com, Inc.†#	10,970	66,478
Collectors Universe, Inc.	4,089	65,219
Healthcare Services Group, Inc.	40,920	1,451,842
HMS Holdings Corp.†	50,684	667,508
Medifast, Inc.	6,219	188,747
National Research Corp., Class A	5,614	84,042
Nutrisystem, Inc.	16,557	336,935
PFSweb, Inc.†	6,898	89,122
RPX Corp.†	31,068	307,884
ServiceSource International, Inc.†#	33,709	136,858
SP Plus Corp.†	9,590	239,462
Team, Inc.†	11,900	304,997
Weight Watchers International, Inc.†#	15,801	185,978

		4,125,072

Commercial Services-Finance - 0.8%

Cardtronics, Inc.†	25,687	866,166
CBIZ, Inc.†	28,331	300,308
CPI Card Group, Inc.†#	9,658	76,395
Euronet Worldwide, Inc.†	29,303	1,920,519
Everi Holdings, Inc.†	37,665	110,735
EVERTEC, Inc.	37,659	448,142
Green Dot Corp., Class A†#	26,268	542,697
Heartland Payment Systems, Inc.	20,692	1,935,116
LendingTree, Inc.†#	3,316	293,035
Liberty Tax, Inc.	3,405	57,817

MoneyGram International, Inc.†	16,747	90,099
Travelport Worldwide, Ltd.	60,423	784,290

		7,425,319

Communications Software - 0.2%

BroadSoft, Inc.†	16,681	615,362
Digi International, Inc.†	14,269	121,144
pdvWireless, Inc.†	7,434	211,126
Seachange International, Inc.†	19,089	110,143
Xura, Inc.†	12,992	255,033

		1,312,808

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	48,337	1,593,671

Computer Data Security - 0.1%

Qualys, Inc.†	14,226	355,223
Varonis Systems, Inc.†#	5,128	94,407

		449,630

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.	22,917	544,050

Computer Services - 1.8%

Barracuda Networks, Inc.†#	4,629	59,529
CACI International, Inc., Class A†	13,840	1,337,221
Carbonite, Inc.†	10,377	78,554
Ciber, Inc.†	45,128	90,256
Convergys Corp.	56,574	1,458,478
Engility Holdings, Inc.†	10,266	148,960
EPAM Systems, Inc.†	27,654	1,890,980
ExlService Holdings, Inc.†	19,061	897,582
Fleetmatics Group PLC†	21,882	790,159
Globant SA†#	8,747	269,845
Insight Enterprises, Inc.†	22,189	579,133
KEYW Holding Corp.†#	19,178	119,479
LivePerson, Inc.†	32,658	167,535
Luxoft Holding, Inc.†	10,505	533,234
Manhattan Associates, Inc.†	41,787	2,309,150
MAXIMUS, Inc.	37,228	1,830,501
Science Applications International Corp.	26,354	1,176,706
Sykes Enterprises, Inc.†	22,314	679,907
Syntel, Inc.†	17,964	821,314
TeleTech Holdings, Inc.	9,310	257,887
Unisys Corp.†	28,575	307,753
Virtusa Corp.†	16,971	600,773

		16,404,936

Computer Software - 0.6%

Apigee Corp.†#	2,928	17,129
Avid Technology, Inc.†	18,496	141,494
Blackbaud, Inc.	26,471	1,496,405
Code Rebel Corp.†#	614	1,105
Cornerstone OnDemand, Inc.†	30,876	889,229
Envestnet, Inc.†	22,168	454,666
Guidance Software, Inc.†#	10,897	58,299
j2 Global, Inc.	27,323	1,996,765
Workiva, Inc.†#	4,191	52,304

		5,107,396

Computers - 0.0%

Silicon Graphics International Corp.†#	19,927	120,957

Computers-Integrated Systems - 0.5%

Agilysys, Inc.†	8,781	91,762
Cray, Inc.†	23,367	990,995
Diebold, Inc.#	37,120	921,318
Mercury Systems, Inc.†	19,576	319,872
MTS Systems Corp.	8,532	468,833
NetScout Systems, Inc.†	52,532	1,085,836
Silver Spring Networks, Inc.†	20,859	260,738
Super Micro Computer, Inc.†	21,103	685,214

		4,824,568

Computers-Memory Devices - 0.1%

Datalink Corp.†	11,776	84,316
Imation Corp.†#	20,110	17,445
Nimble Storage, Inc.†#	28,999	209,953
Pure Storage, Inc., Class A†#	16,395	235,760
Quantum Corp.†#	123,308	62,887
Violin Memory, Inc.†#	52,011	41,609

		651,970

Computers-Other - 0.1%

ExOne Co.†#	5,998	54,822
Stratasys, Ltd.†#	29,150	549,477

		604,299

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†	26,837	1,063,014
Immersion Corp.†	16,037	144,493

		1,207,507

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	14,727	203,969

Consulting Services - 0.5%

Advisory Board Co.†	24,290	716,312
CEB, Inc.	19,154	1,039,488
CRA International, Inc.†	5,245	103,432
Forrester Research, Inc.	5,753	179,033
Franklin Covey Co.†	7,034	121,477
FTI Consulting, Inc.†	23,812	783,653
Hackett Group, Inc.	13,708	190,541
Huron Consulting Group, Inc.†	13,258	736,084
ICF International, Inc.†	11,177	377,559
Navigant Consulting, Inc.†	27,613	419,165
Pendrell Corp.†	95,160	54,241
Vectrus, Inc.†	6,028	116,039

		4,837,024

Consumer Products-Misc. - 0.4%

Central Garden & Pet Co., Class A†	24,209	327,548
CSS Industries, Inc.	5,349	144,797
Helen of Troy, Ltd.†	16,312	1,555,512
Tumi Holdings, Inc.†	32,109	634,153
WD-40 Co.	8,339	900,612

		3,562,622

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	17,630	467,371

Containers-Paper/Plastic - 0.3%

AEP Industries, Inc.	2,269	178,593
Berry Plastics Group, Inc.†	67,689	2,107,159
KapStone Paper and Packaging Corp.	48,748	499,179
Multi Packaging Solutions International, Ltd.†	10,568	162,113

		2,947,044

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†#	14,944	92,653
Inter Parfums, Inc.	9,717	245,937
Revlon, Inc., Class A†	6,585	230,475

		569,065

Data Processing/Management - 0.6%

Acxiom Corp.†	44,749	928,094

Amber Road, Inc.†#	10,114	46,524
CommVault Systems, Inc.†	25,892	970,173
CSG Systems International, Inc.	18,747	711,636
Fair Isaac Corp.	17,775	1,768,968
Pegasystems, Inc.	20,464	498,299

		4,923,694

Decision Support Software - 0.1%

Castlight Health, Inc., Class B†#	19,312	64,116
Interactive Intelligence Group, Inc.†	9,904	296,426
QAD, Inc., Class A	5,854	114,563

		475,105

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	12,315	148,149
Affymetrix, Inc.†	44,263	621,452
BioTelemetry, Inc.†	15,485	186,749
Cepheid†	41,092	1,219,611
GenMark Diagnostics, Inc.†#	24,122	119,404
Genomic Health, Inc.†	10,183	258,954
Oxford Immunotec Global PLC†#	11,530	110,573

		2,664,892

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.	23,878	481,142
OraSure Technologies, Inc.†	32,295	216,699
Quidel Corp.†#	16,473	258,132

		955,973

Direct Marketing - 0.0%

EVINE Live, Inc.†	28,560	14,540
Harte-Hanks, Inc.	27,608	85,309

		99,849

Disposable Medical Products - 0.5%

ICU Medical, Inc.†	8,091	743,563
Merit Medical Systems, Inc.†	25,204	474,087
STERIS PLC	48,074	3,092,120
Utah Medical Products, Inc.	2,148	127,269

		4,437,039

Distribution/Wholesale - 0.6%

Beacon Roofing Supply, Inc.†	28,406	1,025,457
Core-Mark Holding Co., Inc.	13,219	973,315
Essendant, Inc.	21,934	646,395
H&E Equipment Services, Inc.#	17,868	235,321
Pool Corp.	24,917	2,000,088
ScanSource, Inc.†	15,217	568,964
Systemax, Inc.†	6,471	57,009
Titan Machinery, Inc.†#	9,917	94,410
Veritiv Corp.†	4,662	148,904

		5,749,863

Diversified Financial Services - 0.0%

On Deck Capital, Inc.†#	6,629	44,414

Diversified Manufacturing Operations - 0.8%

Actuant Corp., Class A	34,093	798,117
AZZ, Inc.	14,749	744,825
Barnes Group, Inc.	31,361	1,075,996
Blount International, Inc.†	27,836	270,009
Chase Corp.	3,959	186,152
EnPro Industries, Inc.	13,065	677,812
Fabrinet†	20,279	578,965
Federal Signal Corp.	35,791	424,481
GP Strategies Corp.†	7,471	184,235
Handy & Harman, Ltd.†	1,499	29,905
Harsco Corp.	45,844	173,749
LSB Industries, Inc.†#	11,296	65,969
Lydall, Inc.†	9,740	281,973
NL Industries, Inc.†	3,899	9,864
Park-Ohio Holdings Corp.	5,024	147,706
Raven Industries, Inc.	21,638	330,629
Standex International Corp.	7,314	515,125
Tredegar Corp.	14,343	196,929

		6,692,441

Diversified Minerals - 0.1%

United States Lime & Minerals, Inc.	1,139	60,572
US Silica Holdings, Inc.#	30,563	586,504

		647,076

Diversified Operations - 0.1%

HRG Group, Inc.†	45,017	523,998
Resource America, Inc., Class A	9,142	41,047
Tiptree Financial, Inc., Class A#	17,138	105,056

		670,101

Diversified Operations/Commercial Services - 0.1%

Civeo Corp.†	61,434	54,682
Viad Corp.	11,481	325,601
Volt Information Sciences, Inc.†	5,462	40,255

		420,538

Drug Delivery Systems - 0.4%

Antares Pharma, Inc.†#	88,584	85,041
BioDelivery Sciences International, Inc.†#	26,490	102,781
Catalent, Inc.†	47,870	1,161,805
Depomed, Inc.†#	34,325	524,486
Heron Therapeutics, Inc.†#	16,540	262,655
Nektar Therapeutics†	75,289	840,978
Revance Therapeutics, Inc.†#	10,368	183,358

		3,161,104

E-Commerce/Products - 0.4%

1-800-flowers.com, Inc., Class A†	14,308	111,745
Blue Nile, Inc.	6,794	177,052
Chegg, Inc.†#	43,692	187,439
Etsy, Inc.†	11,442	90,849
FTD Cos., Inc.†	10,453	243,032
Lands’ End, Inc.†#	9,410	226,405
Overstock.com, Inc.†	6,867	100,258
Shutterfly, Inc.†	19,961	887,067
Stamps.com, Inc.†	8,162	967,442
Wayfair, Inc., Class A†#	11,484	447,531

		3,438,820

E-Commerce/Services - 0.2%

Angie’s List, Inc.†	25,076	231,452
ChannelAdvisor Corp.†	12,409	131,908
GrubHub, Inc.†#	43,039	1,013,138
Quotient Technology, Inc.†#	34,946	304,030
RetailMeNot, Inc.†	21,993	177,703
TrueCar, Inc.†#	28,012	152,105
United Online, Inc.†	8,402	103,429

		2,113,765

E-Marketing/Info - 0.3%

comScore, Inc.†	28,051	1,154,299
Liquidity Services, Inc.†	13,788	64,390
Marketo, Inc.†	19,917	336,000
New Media Investment Group, Inc.	25,572	399,690
QuinStreet, Inc.†	20,367	60,490
Rocket Fuel, Inc.†#	15,112	53,496
Rubicon Project, Inc.†	14,697	242,354

		2,310,719

E-Services/Consulting - 0.0%

Perficient, Inc.†	20,284	366,126

Educational Software - 0.0%

2U, Inc.†#	14,864	332,211
Instructure, Inc.†#	2,708	38,724

		370,935

Electric Products-Misc. - 0.2%

Graham Corp.	5,797	106,491
Littelfuse, Inc.	12,923	1,468,311

		1,574,802

Electric-Distribution - 0.0%

EnerNOC, Inc.†#	15,498	95,158
Genie Energy, Ltd.#	7,169	66,456
Spark Energy, Inc., Class A#	1,722	41,707

		203,321

Electric-Generation - 0.1%

Atlantic Power Corp.#	69,776	120,015
Talen Energy Corp.†	47,767	303,798

		423,813

Electric-Integrated - 1.9%

ALLETE, Inc.	27,907	1,479,629
Ameresco, Inc., Class A†	11,484	59,028
Avista Corp.	35,648	1,347,494
Black Hills Corp.#	28,739	1,609,671
Cleco Corp.	34,621	1,589,450
El Paso Electric Co.	23,122	944,534
Empire District Electric Co.	24,959	816,659
IDACORP, Inc.	28,820	2,045,067
MGE Energy, Inc.	19,845	963,276
NorthWestern Corp.	26,927	1,598,656
Otter Tail Corp.#	21,457	587,064
PNM Resources, Inc.	45,596	1,455,424
Portland General Electric Co.	49,377	1,878,795
Unitil Corp.	7,995	314,443

		16,689,190

Electronic Components-Misc. - 0.8%

AVX Corp.	26,448	310,499
Bel Fuse, Inc., Class B	5,929	88,046
Benchmark Electronics, Inc.†	29,995	649,392
CTS Corp.	19,003	274,783
GSI Group, Inc.†	19,695	253,475
Kimball Electronics, Inc.†	16,699	190,703
Knowles Corp.†#	48,720	554,434
Methode Electronics, Inc.	21,952	627,169
NVE Corp.	2,781	141,469
OSI Systems, Inc.†	11,340	684,596
Plexus Corp.†	19,237	700,034
Rogers Corp.†	10,662	569,564
Sanmina Corp.†	44,437	915,402
Sparton Corp.†	5,673	81,521
Stoneridge, Inc.†	16,038	193,098
Vishay Intertechnology, Inc.	77,530	917,955
Vishay Precision Group, Inc.†	7,213	84,536
ZAGG, Inc.†	16,902	176,119

		7,412,795

Electronic Components-Semiconductors - 2.1%

Advanced Micro Devices, Inc.†#	364,120	779,217
Alpha & Omega Semiconductor, Ltd.†	12,541	148,360
Ambarella, Inc.†#	17,933	832,091
Amkor Technology, Inc.†	56,621	286,502
Applied Micro Circuits Corp.†#	46,350	267,903
Cavium, Inc.†	31,293	1,861,621
CEVA, Inc.†	11,796	231,320
Diodes, Inc.†	21,462	410,783
DSP Group, Inc.†	12,799	110,455
EMCORE Corp.†	14,220	75,793
Fairchild Semiconductor International, Inc.†	66,650	1,336,999
Inphi Corp.†	21,921	554,601
Intersil Corp., Class A	75,463	963,663
InvenSense, Inc.†#	44,346	346,342
IXYS Corp.	14,205	160,232
Kopin Corp.†	38,064	72,702
Lattice Semiconductor Corp.†	66,862	423,236
Microsemi Corp.†	62,181	2,153,328
Monolithic Power Systems, Inc.	22,628	1,336,410
QLogic Corp.†	49,950	643,856
Rambus, Inc.†#	66,101	861,296
Rovi Corp.†	46,812	1,066,377
Semtech Corp.†	38,003	728,137
Silicon Laboratories, Inc.†	24,449	1,008,521
Synaptics, Inc.†	21,084	1,712,232

		18,371,977

Electronic Design Automation - 0.1%

Mentor Graphics Corp.	57,248	1,093,437

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.#	8,288	544,439
ESCO Technologies, Inc.	14,935	533,030
FARO Technologies, Inc.†	9,949	318,865
Itron, Inc.†	22,011	876,918
Mesa Laboratories, Inc.#	1,653	148,737

		2,421,989

Electronic Parts Distribution - 0.2%

Tech Data Corp.†	20,977	1,476,991

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.#	4,229	100,270
TASER International, Inc.†#	30,596	592,950

		693,220

Energy-Alternate Sources - 0.2%

Clean Energy Fuels Corp.†#	40,762	117,395
Enphase Energy, Inc.†#	15,784	36,777
FuelCell Energy, Inc.†#	11,959	68,286
FutureFuel Corp.	13,971	179,108
Green Plains, Inc.	21,723	295,433
Pacific Ethanol, Inc.†#	14,115	55,613
Pattern Energy Group, Inc.#	31,510	535,040
Plug Power, Inc.†#	99,282	206,507
Renewable Energy Group, Inc.†	25,150	183,343
REX American Resources Corp.†#	3,272	165,236
Solazyme, Inc.†#	45,833	71,499
Sunrun, Inc.†#	10,187	57,251
TerraForm Global, Inc.	24,265	76,920
Vivint Solar, Inc.†#	11,828	93,323

		2,141,731

Engineering/R&D Services - 0.3%

Argan, Inc.	7,422	239,508
EMCOR Group, Inc.	35,319	1,620,083
Exponent, Inc.	14,873	694,420
Mistras Group, Inc.†	9,592	205,844
NV5 Global, Inc.†#	2,927	64,043
VSE Corp.	2,381	149,312

		2,973,210

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	25,530	543,023
Power Solutions International, Inc.†#	2,662	26,620

		569,643

Enterprise Software/Service - 1.3%

Actua Corp.†	23,237	188,917
American Software, Inc., Class A	14,263	134,072
Benefitfocus, Inc.†#	4,512	141,632
Evolent Health, Inc.†	7,455	74,923
Guidewire Software, Inc.†	39,710	1,954,923
Hortonworks, Inc.†#	4,334	50,058
ManTech International Corp., Class A	13,872	404,091
MicroStrategy, Inc., Class A†	5,316	855,291
MobileIron, Inc.†#	22,260	75,016
Model N, Inc.†	11,979	123,623
Omnicell, Inc.†	20,749	567,900
OPOWER, Inc.†#	14,966	123,769
Proofpoint, Inc.†#	22,566	1,056,991
PROS Holdings, Inc.†	13,680	150,343
Qlik Technologies, Inc.†	52,282	1,213,988
Sapiens International Corp. NV	13,673	161,205
SPS Commerce, Inc.†	9,461	423,096
SYNNEX Corp.	16,457	1,547,452
TubeMogul, Inc.†#	7,995	102,656
Tyler Technologies, Inc.†	19,061	2,293,420
Xactly Corp.†	4,364	25,311

		11,668,677

Entertainment Software - 0.2%

Glu Mobile, Inc.†#	68,883	255,556
Take-Two Interactive Software, Inc.†	47,838	1,721,690

		1,977,246

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	34,494	949,620
TRC Cos., Inc.†	9,789	65,097

		1,014,717

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	16,768	732,259

Extended Service Contracts - 0.0%

James River Group Holdings, Ltd.	6,297	184,061

Filtration/Separation Products - 0.2%

CLARCOR, Inc.	28,205	1,357,789

Finance-Commercial - 0.0%

NewStar Financial, Inc.†	13,828	94,860

Finance-Consumer Loans - 0.2%

Encore Capital Group, Inc.†#	14,899	346,402
Enova International, Inc.†	14,922	86,249
Nelnet, Inc., Class A	13,586	510,834
Ocwen Financial Corp.†#	61,498	233,077
PRA Group, Inc.†#	27,660	674,904
Regional Management Corp.†	6,171	94,416
World Acceptance Corp.†#	4,312	158,380

		2,104,262

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc.†	31,081	1,051,781

Finance-Investment Banker/Broker - 0.6%

Cowen Group, Inc., Class A†#	63,770	216,180
Diamond Hill Investment Group, Inc.	1,712	289,328
Evercore Partners, Inc., Class A	19,815	924,766
GAIN Capital Holdings, Inc.	18,472	133,552
Greenhill & Co., Inc.	16,764	386,578
Houlihan Lokey, Inc.	6,803	173,885
INTL. FCStone, Inc.†	8,609	219,788
Investment Technology Group, Inc.	19,593	358,944
KCG Holdings, Inc., Class A†	19,089	201,771
Ladenburg Thalmann Financial Services, Inc.†#	60,298	140,494
Moelis & Co.#	10,070	248,930
Oppenheimer Holdings, Inc., Class A	5,932	83,997
Piper Jaffray Cos.†	8,519	360,780
Stifel Financial Corp.†	38,315	1,109,602
Virtu Financial, Inc., Class A	10,883	242,800

		5,091,395

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.#	35,721	716,563
Marlin Business Services Corp.	4,967	68,595

		785,158

Finance-Mortgage Loan/Banker - 0.4%

Arlington Asset Investment Corp., Class A#	13,087	158,484
Ellie Mae, Inc.†#	16,832	1,416,076
Federal Agricultural Mtg. Corp., Class C	5,994	194,505
FNFV Group†	45,807	465,857
Impac Mortgage Holdings, Inc.†#	4,934	65,968
Nationstar Mtg. Holdings, Inc.†#	22,489	265,820
PennyMac Financial Services, Inc., Class A†	7,578	94,043
PHH Corp.†	28,425	257,815
Stonegate Mtg. Corp.†#	8,335	39,008
Walter Investment Management Corp.†#	21,599	161,992

		3,119,568

Finance-Other Services - 0.5%

BGC Partners, Inc., Class A	104,888	906,232
JG Wentworth Co.†#	8,296	10,536
MarketAxess Holdings, Inc.	21,104	2,499,980
WageWorks, Inc.†	20,456	985,366

		4,402,114

Financial Guarantee Insurance - 0.4%

MBIA, Inc.†#	76,952	527,891
MGIC Investment Corp.†	192,170	1,314,443
NMI Holdings, Inc., Class A†	28,525	145,477
Radian Group, Inc.	109,575	1,183,410

		3,171,221

Firearms & Ammunition - 0.2%

Smith & Wesson Holding Corp.†	30,776	780,479
Sturm Ruger & Co., Inc.	10,700	752,317

		1,532,796

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	4,648	154,592
TreeHouse Foods, Inc.†	24,244	2,046,679

		2,201,271

Food-Confectionery - 0.1%

Amplify Snack Brands, Inc.†#	8,489	87,352
Tootsie Roll Industries, Inc.#	10,666	355,391

		442,743

Food-Dairy Products - 0.1%

Dean Foods Co.#	54,013	1,041,911
Lifeway Foods, Inc.†	2,719	30,697

		1,072,608

Food-Flour & Grain - 0.3%

Post Holdings, Inc.†	34,830	2,419,292
Seaboard Corp.†	150	438,750

		2,858,042

Food-Misc./Diversified - 0.8%

B&G Foods, Inc.	33,177	1,147,592
Cal-Maine Foods, Inc.#	17,927	956,943
Darling Ingredients, Inc.†	94,577	852,139
Diamond Foods, Inc.†	15,080	570,782
Inventure Foods, Inc.†#	11,191	68,489
J&J Snack Foods Corp.	8,523	944,263
John B. Sanfilippo & Son, Inc.	4,760	331,296
Lancaster Colony Corp.	10,601	1,078,864
Senomyx, Inc.†#	25,079	83,262
Snyder’s-Lance, Inc.#	27,959	914,539

		6,948,169

Food-Retail - 0.2%

Fairway Group Holdings Corp.†#	11,777	3,545
Fresh Market, Inc.†#	24,671	569,160
Ingles Markets, Inc., Class A	7,636	257,562
Smart & Final Stores, Inc.†	13,897	225,826
SUPERVALU, Inc.†	149,856	765,764
Village Super Market, Inc., Class A	4,099	108,665
Weis Markets, Inc.	6,306	262,519

		2,193,041

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	8,432	451,618
Chefs’ Warehouse, Inc.†#	10,792	203,645
Fresh Del Monte Produce, Inc.	19,076	765,138
Performance Food Group Co.†#	9,144	226,131
SpartanNash Co.	21,530	590,999
United Natural Foods, Inc.†	28,664	884,571

		3,122,102

Footwear & Related Apparel - 0.5%

Crocs, Inc.†	44,067	431,416
Deckers Outdoor Corp.†#	18,488	1,045,681
Iconix Brand Group, Inc.†#	27,325	237,728
Steven Madden, Ltd.†	32,216	1,134,003
Weyco Group, Inc.	3,762	102,402
Wolverine World Wide, Inc.	59,085	1,118,479

		4,069,709

Forestry - 0.0%

Deltic Timber Corp.#	6,290	356,140

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.#	8,480	174,773
Matthews International Corp., Class A	18,869	893,824

		1,068,597

Gambling (Non-Hotel) - 0.1%

Caesars Acquisition Co., Class A†	26,464	160,372
Isle of Capri Casinos, Inc.†	12,656	143,645
Pinnacle Entertainment, Inc.†	34,644	1,001,558

		1,305,575

Gas-Distribution - 1.5%

Chesapeake Utilities Corp.	8,716	543,007
Laclede Group, Inc.	24,797	1,624,699
New Jersey Resources Corp.	48,989	1,695,999
Northwest Natural Gas Co.	15,646	780,579
ONE Gas, Inc.	30,106	1,745,546
Piedmont Natural Gas Co., Inc.	44,520	2,644,933
South Jersey Industries, Inc.	39,168	996,826
Southwest Gas Corp.	26,814	1,635,654
WGL Holdings, Inc.	28,466	1,941,097

		13,608,340

Golf - 0.0%

Callaway Golf Co.	44,684	397,241

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	7,194	55,250
US Ecology, Inc.	12,398	458,726

		513,976

Health Care Cost Containment - 0.2%

CorVel Corp.†	4,924	204,297
ExamWorks Group, Inc.†	23,664	688,622
HealthEquity, Inc.†	20,763	432,286

		1,325,205

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†#	10,113	90,410
Unilife Corp.†#	66,282	55,777

		146,187

Heart Monitors - 0.0%

HeartWare International, Inc.†	9,878	315,701

Home Furnishings - 0.3%

American Woodmark Corp.†	7,347	501,726
Bassett Furniture Industries, Inc.	6,157	190,744
Ethan Allen Interiors, Inc.	14,558	415,340
Flexsteel Industries, Inc.	3,360	137,189
Hooker Furniture Corp.	6,189	197,553
La-Z-Boy, Inc.	29,302	713,504
Select Comfort Corp.†	29,938	535,890

		2,691,946

Hotels/Motels - 0.2%

Belmond, Ltd., Class A†	55,456	509,641
Diamond Resorts International, Inc.†#	23,842	519,517
Interval Leisure Group, Inc.	22,403	290,119
La Quinta Holdings, Inc.†	53,601	582,107
Marcus Corp.	10,510	196,327
Morgans Hotel Group Co.†#	15,520	22,969

		2,120,680

Housewares - 0.0%

Libbey, Inc.	12,504	207,941
Lifetime Brands, Inc.	6,162	73,698
NACCO Industries, Inc., Class A	2,370	117,102

		398,741

Human Resources - 0.9%

AMN Healthcare Services, Inc.†	27,223	773,950
Barrett Business Services, Inc.	4,088	142,835
CDI Corp.	8,176	39,899
Cross Country Healthcare, Inc.†	18,413	228,505
Heidrick & Struggles International, Inc.	10,487	246,340
Insperity, Inc.	11,090	526,664
Kelly Services, Inc., Class A#	17,033	293,478
Kforce, Inc.	14,117	225,025
Korn/Ferry International	28,858	820,144
Monster Worldwide, Inc.†#	52,093	155,237
On Assignment, Inc.†	29,610	977,426
Patriot National, Inc.†#	4,760	20,087
Paylocity Holding Corp.†#	8,864	262,552
Resources Connection, Inc.	21,508	298,316
Team Health Holdings, Inc.†	40,724	1,815,069
TriNet Group, Inc.†	23,560	308,400
TrueBlue, Inc.†	24,008	550,984

		7,684,911

Identification Systems - 0.1%

Brady Corp., Class A	27,347	714,577

Checkpoint Systems, Inc.	24,082	180,856
Imprivata, Inc.†#	5,213	60,158

		955,591

Import/Export - 0.0%

Castle Brands, Inc.†#	38,115	31,605

Independent Power Producers - 0.3%

Abengoa Yield PLC#	28,079	470,885
Dynegy, Inc.†	68,221	687,667
NRG Yield, Inc., Class A#	19,753	244,542
NRG Yield, Inc., Class C#	35,542	464,534
Ormat Technologies, Inc.	21,292	812,503

		2,680,131

Industrial Audio & Video Products - 0.1%

IMAX Corp.†	34,574	1,020,279

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,743	97,131

Instruments-Controls - 0.3%

Allied Motion Technologies, Inc.	3,573	65,957
Control4 Corp.†#	11,923	97,769
Watts Water Technologies, Inc., Class A	16,125	831,566
Woodward, Inc.	36,967	1,735,601

		2,730,893

Instruments-Scientific - 0.2%

FEI Co.	23,533	1,911,821
Fluidigm Corp.†#	16,477	109,242

		2,021,063

Insurance Brokers - 0.0%

Crawford & Co., Class B	16,276	80,078
eHealth, Inc.†	10,252	103,443

		183,521

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.	45,696	621,466
CNO Financial Group, Inc.	104,973	1,829,680
FBL Financial Group, Inc., Class A	5,504	316,535
Fidelity & Guaranty Life	6,444	159,618
Independence Holding Co.#	4,037	65,722
National Western Life Group, Inc., Class A	1,276	273,842
Primerica, Inc.#	27,194	1,147,315
Trupanion, Inc.†#	9,351	84,907

		4,499,085

Insurance-Multi-line - 0.2%

Citizens, Inc.†#	28,095	197,227
Horace Mann Educators Corp.	23,550	725,576
Kemper Corp.	24,897	669,231
United Fire Group, Inc.	11,589	467,268

		2,059,302

Insurance-Property/Casualty - 1.4%

Ambac Financial Group, Inc.†	25,762	393,386
AMERISAFE, Inc.	10,864	559,496
Atlas Financial Holdings, Inc.†	5,942	106,778
Baldwin & Lyons, Inc., Class B	5,378	130,954
Donegal Group, Inc., Class A	4,876	71,482
EMC Insurance Group, Inc.	4,260	102,581
Employers Holdings, Inc.	18,256	506,786
Enstar Group, Ltd.†	5,202	822,176
Federated National Holding Co.	8,113	193,901
First American Financial Corp.	61,341	2,271,457
Global Indemnity PLC†	4,753	133,369
Hallmark Financial Services, Inc.†	8,092	80,758
HCI Group, Inc.#	4,907	172,432
Heritage Insurance Holdings, Inc.	14,138	275,974
Infinity Property & Casualty Corp.	6,563	490,650
National General Holdings Corp.	22,459	447,608
National Interstate Corp.	4,081	90,843
Navigators Group, Inc.†	6,072	491,710
OneBeacon Insurance Group, Ltd., Class A	13,001	167,843
RLI Corp.	24,723	1,551,863
Safety Insurance Group, Inc.	8,639	477,823
Selective Insurance Group, Inc.	32,599	1,094,674
State Auto Financial Corp.	8,580	184,641
Stewart Information Services Corp.	13,137	443,374
Third Point Reinsurance, Ltd.†	48,316	533,892
United Insurance Holdings Corp.	9,811	191,413
Universal Insurance Holdings, Inc.#	18,334	357,880

		12,345,744

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	15,990	891,123
Essent Group, Ltd.†	31,816	612,458
Greenlight Capital Re, Ltd., Class A†#	16,556	354,299
Maiden Holdings, Ltd.	28,954	346,579
State National Cos., Inc.	17,882	201,530

		2,405,989

Internet Application Software - 0.2%

Bazaarvoice, Inc.†	34,925	109,665
Box, Inc., Class A†#	7,396	85,128
Connecture, Inc.†#	3,802	11,368
Intralinks Holdings, Inc.†	23,003	178,733
Lionbridge Technologies, Inc.†	36,828	162,411
RealNetworks, Inc.†	13,274	51,769
Textura Corp.†#	11,329	195,425
VirnetX Holding Corp.†#	25,913	119,977
Zendesk, Inc.†#	30,763	562,963

		1,477,439

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†#	20,966	150,326
Cogent Communications Holdings, Inc.	26,360	967,412
Internap Corp.†	31,466	80,239

		1,197,977

Internet Content-Entertainment - 0.1%

Global Eagle Entertainment, Inc.†#	26,534	238,541
Limelight Networks, Inc.†	34,838	53,999
Shutterstock, Inc.†#	11,238	392,206

		684,746

Internet Content-Information/News - 0.3%

Bankrate, Inc.†	38,198	292,597
DHI Group, Inc.†	25,449	197,993
HealthStream, Inc.†	14,452	298,723
MaxPoint Interactive, Inc.†#	3,922	6,863
Reis, Inc.	4,876	108,101
Travelzoo, Inc.†	3,985	31,282
WebMD Health Corp.†#	21,632	1,199,711
XO Group, Inc.†	15,142	216,228

		2,351,498

Internet Incubators - 0.0%

ModusLink Global Solutions, Inc.†#	21,605	40,834
Safeguard Scientifics, Inc.†	11,854	140,114

		180,948

Internet Security - 0.1%

AVG Technologies NV†	23,447	448,775
Corindus Vascular Robotics, Inc.†#	12,885	17,395

Rapid7, Inc.†#	4,594	61,054
VASCO Data Security International, Inc.†#	16,801	231,014
Zix Corp.†	32,926	131,375

		889,613

Internet Telephone - 0.1%

8x8, Inc.†	50,461	586,861
RingCentral, Inc.†	30,671	567,414

		1,154,275

Investment Companies - 0.0%

6D Global Technologies, Inc.†#(6)(7)	11,326	0
Acacia Research Corp.#	29,223	92,345
Real Industry, Inc.†	14,011	98,497

		190,842

Investment Management/Advisor Services - 0.5%

Altisource Asset Management Corp.†#	517	8,789
Ashford, Inc.†	615	24,600
Associated Capital Group, Inc.†	3,614	98,771
Calamos Asset Management, Inc., Class A	10,199	86,386
Cohen & Steers, Inc.	11,606	361,179
Financial Engines, Inc.#	29,681	724,216
GAMCO Investors, Inc., Class A	3,614	125,550
Janus Capital Group, Inc.	84,046	1,086,715
Medley Management, Inc.#	3,432	18,739
OM Asset Management PLC	14,095	160,683
Pzena Investment Management, Inc., Class A	7,194	44,891
Virtus Investment Partners, Inc.	3,919	359,803
Westwood Holdings Group, Inc.	4,409	218,642
WisdomTree Investments, Inc.#	65,313	773,959
ZAIS Group Holdings, Inc.†#	2,168	10,948

		4,103,871

Lasers-System/Components - 0.3%

Applied Optoelectronics, Inc.†#	8,553	153,869
Coherent, Inc.†	13,642	1,154,113
II-VI, Inc.†	30,019	658,917
Newport Corp.†	22,808	519,338
Rofin-Sinar Technologies, Inc.†	16,121	360,143

		2,846,380

Leisure Games - 0.0%

Intrawest Resorts Holdings, Inc.†	10,330	88,321

Leisure Products - 0.0%

Escalade, Inc.	5,708	71,921
Johnson Outdoors, Inc., Class A	2,894	63,465
Marine Products Corp.	6,116	44,953

		180,339

Lighting Products & Systems - 0.1%

Universal Display Corp.†	23,020	1,099,896

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	11,444	758,737
UniFirst Corp.	8,505	896,512

		1,655,249

Machine Tools & Related Products - 0.0%

Milacron Holdings Corp.†#	8,245	112,792

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	10,849	471,172
Hyster-Yale Materials Handling, Inc.	5,428	320,903

		792,075

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.	27,263	813,801

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,539	287,419
Lindsay Corp.#	6,759	489,351

		776,770

Machinery-General Industrial - 0.4%

Albany International Corp., Class A	16,203	593,354
Altra Industrial Motion Corp.	15,115	367,446
Applied Industrial Technologies, Inc.	22,988	885,038
Chart Industries, Inc.†	17,484	352,652
DXP Enterprises, Inc.†	7,206	97,930
Kadant, Inc.	6,277	239,593
Tennant Co.	10,534	490,252
Twin Disc, Inc.	4,786	41,590
Xerium Technologies, Inc.†	6,302	46,194

		3,114,049

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	11,488	159,109

Machinery-Pumps - 0.0%

Gorman-Rupp Co.	10,907	275,511

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	34,575	117,555

Medical Imaging Systems - 0.1%

Analogic Corp.	7,102	532,508
EndoChoice Holdings, Inc.†#	3,773	16,941
iRadimed Corp.†#	1,610	28,706
Lantheus Holdings, Inc.†	6,890	14,607

		592,762

Medical Information Systems - 0.2%

Computer Programs & Systems, Inc.#	6,478	367,044
Everyday Health, Inc.†	12,359	58,458
Medidata Solutions, Inc.†#	31,642	1,091,649
Press Ganey Holdings, Inc.†	5,859	154,560
Quality Systems, Inc.	28,598	444,699

		2,116,410

Medical Instruments - 0.8%

Abaxis, Inc.	12,902	506,016
AngioDynamics, Inc.†	14,437	156,930
AtriCure, Inc.†	16,240	269,097
Cardiovascular Systems, Inc.†	18,151	151,742
CONMED Corp.	15,798	627,813
CryoLife, Inc.	14,595	156,312
Endologix, Inc.†#	38,592	332,663
Entellus Medical, Inc.†#	3,093	49,519
Integra LifeSciences Holdings Corp.†	15,969	979,858
Invuity, Inc.†#	2,561	18,772
LivaNova PLC†#	25,079	1,415,459
Natus Medical, Inc.†	18,870	685,358
Navidea Biopharmaceuticals, Inc.†#	86,282	85,376
NuVasive, Inc.†	27,680	1,157,024
Spectranetics Corp.†#	24,265	344,078
SurModics, Inc.†	7,448	138,980
TransEnterix, Inc.†#	19,898	63,873
Vascular Solutions, Inc.†	9,882	297,053

		7,435,923

Medical Labs & Testing Services - 0.0%

Invitae Corp.†#	4,189	36,151
Natera, Inc.†#	5,630	38,003
Teladoc, Inc.†#	5,381	74,419

		148,573

Medical Laser Systems - 0.1%

Cutera, Inc.†	8,289	98,059
Cynosure, Inc., Class A†	12,686	515,939

		613,998

Medical Products - 1.7%

ABIOMED, Inc.†	23,608	1,888,876
Accuray, Inc.†#	45,215	228,336
Atrion Corp.	813	305,485
Cantel Medical Corp.	19,664	1,251,220
Cerus Corp.†#	54,593	267,506
ConforMIS, Inc.†#	5,873	53,503
Exactech, Inc.†	5,835	108,823
Glaukos Corp.†#	3,872	63,733
Globus Medical, Inc., Class A†	39,288	954,698
Greatbatch, Inc.†	14,607	552,145
Haemonetics Corp.†	29,585	949,087
Halyard Health, Inc.†	26,639	679,827
Hanger, Inc.†#	20,202	50,303
Intersect ENT, Inc.†#	8,025	145,092
Invacare Corp.#	18,528	224,374
InVivo Therapeutics Holdings Corp.†#	15,205	71,311
K2M Group Holdings, Inc.†	10,084	119,395
LDR Holding Corp.†#	13,294	275,850
LeMaitre Vascular, Inc.	6,801	100,179
Luminex Corp.†	24,628	460,051
Medgenics, Inc.†#	9,633	39,784
MiMedx Group, Inc.†#	62,183	511,766
NanoString Technologies, Inc.†#	7,298	87,868
Nevro Corp.†#	9,420	542,592
Novocure, Ltd.†#	4,779	55,867
NxStage Medical, Inc.†	36,199	539,365
Orthofix International NV†	10,742	412,600
Penumbra, Inc.†	2,593	120,886
Rockwell Medical, Inc.†#	28,776	276,250
SeaSpine Holdings Corp.†	4,887	61,576
Sientra, Inc.†#	3,841	26,887
T2 Biosystems, Inc.†#	5,203	41,572
West Pharmaceutical Services, Inc.	40,808	2,530,912
Wright Medical Group NV†	51,086	873,060
Zeltiq Aesthetics, Inc.†#	18,443	424,742

		15,295,521

Medical-Biomedical/Gene - 2.8%

Abeona Therapeutics, Inc.†#	5,914	13,247
Acceleron Pharma, Inc.†	12,427	314,900
Achillion Pharmaceuticals, Inc.†	67,294	497,303
Acorda Therapeutics, Inc.†	24,495	801,231
Aduro Biotech, Inc.†	4,779	69,582
Advaxis, Inc.†#	17,350	94,731
Aegerion Pharmaceuticals, Inc.†#	14,354	80,957
Affimed NV†#	8,756	27,932
Agenus, Inc.†#	43,730	121,132
Alder Biopharmaceuticals, Inc.†#	13,214	250,934
AMAG Pharmaceuticals, Inc.†#	19,513	512,802
ANI Pharmaceuticals, Inc.†#	4,511	149,134
Applied Genetic Technologies Corp.†#	5,035	66,814
Aratana Therapeutics, Inc.†#	16,967	55,482
Ardelyx, Inc.†	9,412	90,920
Arena Pharmaceuticals, Inc.†#	138,551	206,441
ARIAD Pharmaceuticals, Inc.†	95,838	523,275
Assembly Biosciences, Inc.†#	8,212	37,282
Asterias Biotherapeutics, Inc.†#	5,981	25,658
Atara Biotherapeutics, Inc.†#	9,532	156,706
Avalanche Biotechnologies, Inc.†#	11,190	57,293
Bellicum Pharmaceuticals, Inc.†#	4,735	42,710
BioCryst Pharmaceuticals, Inc.†	41,513	82,611
BioTime, Inc.†#	29,810	68,563
Blueprint Medicines Corp.†	5,363	92,941
Cambrex Corp.†	17,923	691,290
Celldex Therapeutics, Inc.†#	56,374	383,343
Cellular Biomedicine Group, Inc.†	5,632	97,659
ChemoCentryx, Inc.†#	16,013	52,683
Coherus Biosciences, Inc.†#	13,499	191,551
Corium International, Inc.†#	4,974	22,781
CTI BioPharma Corp.†#	120,062	65,062
Curis, Inc.†	63,665	87,221
Cytokinetics, Inc.†#	19,858	125,105
CytomX Therapeutics, Inc.†#	4,325	55,793
CytRx Corp.†#	31,898	84,211
Dermira, Inc.†	8,811	203,182
Dimension Therapeutics, Inc.†#	3,125	21,031
Dynavax Technologies Corp.†#	20,751	334,506
Edge Therapeutics, Inc.†#	4,771	34,160
Emergent BioSolutions, Inc.†	17,376	587,830
Endocyte, Inc.†#	21,488	64,679
Epizyme, Inc.†#	16,627	146,151
Esperion Therapeutics, Inc.†#	7,511	111,839
Exact Sciences Corp.†#	54,268	272,968
Exelixis, Inc.†#	127,507	464,125
Fibrocell Science, Inc.†#	14,059	31,773
Five Prime Therapeutics, Inc.†	12,312	401,002
Foundation Medicine, Inc.†#	6,823	101,185
Galena Biopharma, Inc.†#	92,571	76,834
Genocea Biosciences, Inc.†#	10,636	41,693
Geron Corp.†#	90,494	218,091
Halozyme Therapeutics, Inc.†	60,715	493,613
Harvard Bioscience, Inc.†	19,149	52,660
Idera Pharmaceuticals, Inc.†#	48,927	87,090
ImmunoGen, Inc.†#	49,335	359,159
Immunomedics, Inc.†#	55,219	124,795
Infinity Pharmaceuticals, Inc.†	28,073	162,262
Innoviva, Inc.#	48,740	571,233
Inovio Pharmaceuticals, Inc.†#	41,106	258,968
Insmed, Inc.†#	35,206	430,569
Karyopharm Therapeutics, Inc.†#	13,220	77,998
Kite Pharma, Inc.†#	16,508	738,238
Lexicon Pharmaceuticals, Inc.†#	23,781	222,115
Ligand Pharmaceuticals, Inc.†#	10,042	926,676
Lion Biotechnologies, Inc.†#	25,777	143,836
Loxo Oncology, Inc.†#	4,455	83,709
MacroGenics, Inc.†	17,827	284,875
Medicines Co.†	37,912	1,219,250
Merrimack Pharmaceuticals, Inc.†#	62,981	364,660
Momenta Pharmaceuticals, Inc.†	34,969	293,914
Myriad Genetics, Inc.†	39,286	1,375,010
NeoGenomics, Inc.†	30,646	195,215
NewLink Genetics Corp.†#	11,906	250,502
Nivalis Therapeutics, Inc.†#	2,814	12,747
Novavax, Inc.†#	153,429	668,950
Omeros Corp.†#	21,656	219,592
Oncocyte Corp.†#	1,490	5,722
OncoMed Pharmaceuticals, Inc.†	9,682	92,269
Oncothyreon, Inc.†#	58,560	57,980
Organovo Holdings, Inc.†#	46,646	104,954
Otonomy, Inc.†	8,456	107,138
OvaScience, Inc.†#	13,436	74,570
Pacific Biosciences of California, Inc.†#	34,670	287,414
Paratek Pharmaceuticals, Inc.†#	6,980	106,654
PDL BioPharma, Inc.#	93,931	282,732

Peregrine Pharmaceuticals, Inc.†#	107,808	43,134
Pfenex, Inc.†	9,339	66,680
Prothena Corp. PLC†#	17,909	570,223
PTC Therapeutics, Inc.†#	19,376	154,620
REGENXBIO, Inc.†#	4,092	49,636
Repligen Corp.†	18,805	483,853
Retrophin, Inc.†	20,013	284,785
Rigel Pharmaceuticals, Inc.†	50,456	114,535
RTI Surgical, Inc.†	32,835	114,923
Sage Therapeutics, Inc.†#	7,892	232,025
Sangamo BioSciences, Inc.†#	39,831	208,714
Second Sight Medical Products, Inc.†#	6,766	34,642
Sequenom, Inc.†#	67,602	99,375
Spark Therapeutics, Inc.†#	4,609	146,843
Spectrum Pharmaceuticals, Inc.†#	38,350	173,342
Stemline Therapeutics, Inc.†	8,943	43,016
Theravance Biopharma, Inc.†#	14,598	229,481
Tobira Therapeutics, Inc.†#	1,378	9,756
Tokai Pharmaceuticals, Inc.†#	5,428	34,576
Trius Therapeutics, Inc. CVR(6)(7)	24,953	0
Trovagene, Inc.†#	13,999	72,095
Ultragenyx Pharmaceutical, Inc.†#	21,750	1,326,533
Veracyte, Inc.†#	7,718	50,939
Verastem, Inc.†#	18,493	20,712
Versartis, Inc.†#	12,877	84,602
XBiotech, Inc.†	2,309	17,687
XOMA Corp.†#	52,182	39,658
Zeneca, Inc. CVR(6)(7)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	65,653	516,033

		25,370,245

Medical-Drugs - 1.9%

ACADIA Pharmaceuticals, Inc.†#	45,623	787,453
Aclaris Therapeutics, Inc.†	3,244	59,495
Adamas Pharmaceuticals, Inc.†	5,950	76,160
Aerie Pharmaceuticals, Inc.†#	11,743	197,752
Agile Therapeutics, Inc.†#	5,959	34,324
Aimmune Therapeutics, Inc.†#	6,273	100,368
Alimera Sciences, Inc.†#	17,409	37,429
Amicus Therapeutics, Inc.†#	65,613	404,176
Anacor Pharmaceuticals, Inc.†	23,194	1,479,313
Anthera Pharmaceuticals, Inc.†#	20,502	62,121
Aralez Pharmaceuticals, Inc.†#	16,595	94,094
Array BioPharma, Inc.†#	80,748	202,677
BioSpecifics Technologies Corp.†	2,819	100,075
Carbylan Therapeutics, Inc.†#	7,022	4,354
Catalyst Pharmaceuticals, Inc.†#	43,121	45,277
Cempra, Inc.†#	18,215	306,558
Chiasma, Inc.†	4,101	40,477
Chimerix, Inc.†#	23,651	109,031
Cidara Therapeutics, Inc.†#	2,757	27,625
Clovis Oncology, Inc.†#	15,744	293,153
Collegium Pharmaceutical, Inc.†#	3,818	66,586
Corcept Therapeutics, Inc.†#	35,429	135,339
Dicerna Pharmaceuticals, Inc.†	8,648	42,894
Durata Therapeutics CVR(6)(7)	9,546	0
Durect Corp.†#	64,357	72,723
Eagle Pharmaceuticals, Inc.†#	4,911	311,308
Enanta Pharmaceuticals, Inc.†#	9,164	260,166
FibroGen, Inc.†	27,394	474,738
Foamix Pharmaceuticals, Ltd.†#	12,948	74,192
Global Blood Therapeutics, Inc.†	3,874	57,839
Ignyta, Inc.†	10,505	67,127
Immune Design Corp.†#	6,479	64,855
Insys Therapeutics, Inc.†#	13,468	235,421
Intra-Cellular Therapies, Inc.†	15,088	424,275
Ironwood Pharmaceuticals, Inc.†	72,091	695,678
Keryx Biopharmaceuticals, Inc.†#	59,302	238,394
Lannett Co., Inc.†#	15,184	382,029
MyoKardia, Inc.†#	3,574	25,375
NantKwest, Inc.†#	3,785	26,041
Neos Therapeutics, Inc.†#	3,117	30,889
Ocular Therapeutix, Inc.†#	7,460	58,710
Ophthotech Corp.†	13,564	610,923
Orexigen Therapeutics, Inc.†#	58,572	41,592
Pacira Pharmaceuticals, Inc.†#	20,861	1,084,981
Pernix Therapeutics Holdings, Inc.†#	24,924	54,833
PharMerica Corp.†	17,395	401,998
PRA Health Sciences, Inc.†#	11,388	491,620
Prestige Brands Holdings, Inc.†	29,936	1,463,870
Progenics Pharmaceuticals, Inc.†	39,867	175,813
Radius Health, Inc.†#	18,686	547,500
Raptor Pharmaceutical Corp.†	46,069	159,399
Regulus Therapeutics, Inc.†#	16,193	106,388
Relypsa, Inc.†#	18,661	247,445
Sagent Pharmaceuticals, Inc.†	12,669	179,646
SciClone Pharmaceuticals, Inc.†	28,394	281,669
Sorrento Therapeutics, Inc.†#	16,238	98,078
Sucampo Pharmaceuticals, Inc., Class A†	14,232	187,151
Supernus Pharmaceuticals, Inc.†	19,662	246,562
Synergy Pharmaceuticals, Inc.†#	57,269	178,679
Synta Pharmaceuticals Corp.†#	52,018	11,834
TESARO, Inc.†#	13,320	538,927
Tetraphase Pharmaceuticals, Inc.†#	20,682	83,555
TG Therapeutics, Inc.†#	20,233	168,541
TherapeuticsMD, Inc.†#	72,756	444,539
Trevena, Inc.†	18,026	150,878
Vanda Pharmaceuticals, Inc.†	23,927	187,827
VIVUS, Inc.†#	59,427	61,804
vTv Therapeutics, Inc., Class A†#	3,396	19,391
XenoPort, Inc.†	33,626	150,308
Zogenix, Inc.†#	13,931	147,669
Zynerba Pharmaceuticals, Inc.†#	1,957	11,742

		16,741,653

Medical-Generic Drugs - 0.2%

Amphastar Pharmaceuticals, Inc.†	18,186	191,499
Impax Laboratories, Inc.†	40,583	1,326,658
Teligent, Inc.†#	23,664	138,434

		1,656,591

Medical-HMO - 0.6%

Magellan Health, Inc.†	14,138	890,482
Molina Healthcare, Inc.†#	22,218	1,378,404
Triple-S Management Corp., Class B†	13,826	362,518
Universal American Corp.#	28,529	190,574
WellCare Health Plans, Inc.†	24,920	2,239,560

		5,061,538

Medical-Hospitals - 0.1%

Adeptus Health, Inc., Class A†#	3,546	201,838
Select Medical Holdings Corp.	60,110	588,477
Surgery Partners, Inc.†#	8,746	114,835

		905,150

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	29,136	597,579
Genesis Healthcare, Inc.†#	20,982	37,348
Kindred Healthcare, Inc.#	47,772	502,084
National HealthCare Corp.	5,770	370,030

		1,507,041

Medical-Outpatient/Home Medical - 0.7%

Addus HomeCare Corp.†	3,686	83,672

Air Methods Corp.†#	22,478	816,626
Almost Family, Inc.†	4,113	155,307
Amedisys, Inc.†	16,156	593,571
Amsurg Corp.†	30,513	2,076,410
Chemed Corp.	9,775	1,256,087
Civitas Solutions, Inc.†	6,697	123,828
LHC Group, Inc.†	7,447	265,337
Nobilis Health Corp.†#	18,298	52,149
Providence Service Corp.†	7,828	371,908

		5,794,895

Medical-Wholesale Drug Distribution - 0.2%

Owens & Minor, Inc.	36,122	1,423,568

Metal Processors & Fabrication - 0.5%

CIRCOR International, Inc.	9,816	393,523
Global Brass & Copper Holdings, Inc.	12,301	271,114
Haynes International, Inc.	7,124	219,419
LB Foster Co., Class A	5,948	81,726
Mueller Industries, Inc.	32,611	855,060
NN, Inc.	15,214	192,914
RBC Bearings, Inc.†	13,391	852,940
Rexnord Corp.†	58,283	1,057,254
Sun Hydraulics Corp.	13,004	387,259

		4,311,209

Metal Products-Distribution - 0.0%

Lawson Products, Inc.†	3,314	53,820
Olympic Steel, Inc.	5,210	55,851

		109,671

Metal-Aluminum - 0.1%

Century Aluminum Co.†#	28,211	201,709
Kaiser Aluminum Corp.	9,819	752,233

		953,942

Metal-Diversified - 0.0%

Ferroglobe PLC	37,195	292,353

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.†#	87,742	189,523

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.#	4,970	205,112
FreightCar America, Inc.	7,052	104,863
Hillenbrand, Inc.	36,022	1,012,939
John Bean Technologies Corp.	16,730	879,998
TriMas Corp.†	25,926	428,816

		2,631,728

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	43,476	1,115,594
Eros International PLC†#	16,192	129,374

		1,244,968

MRI/Medical Diagnostic Imaging - 0.1%

Alliance HealthCare Services, Inc.†	2,896	20,706
RadNet, Inc.†	19,682	112,188
Surgical Care Affiliates, Inc.†	12,319	499,289

		632,183

Multimedia - 0.3%

E.W. Scripps Co., Class A#	33,852	584,285
Entravision Communications Corp., Class A	36,478	281,610
Media General, Inc.†	54,853	911,657
Meredith Corp.	21,034	914,769

		2,692,321

Networking Products - 0.7%

A10 Networks, Inc.†	19,411	119,572
Anixter International, Inc.†	16,331	699,457
Black Box Corp.	8,795	116,534
Calix, Inc.†	25,429	176,731
Extreme Networks, Inc.†	57,273	161,510
Gigamon, Inc.†	15,657	428,532
Infinera Corp.†	74,201	1,164,214
Infoblox, Inc.†#	32,434	502,078
Ixia†	34,706	395,995
LogMeIn, Inc.†	14,096	717,486
NeoPhotonics Corp.†	15,983	175,174
NETGEAR, Inc.†	18,153	717,225
Polycom, Inc.†	77,310	804,797
Ruckus Wireless, Inc.†#	43,135	417,547

		6,596,852

Non-Ferrous Metals - 0.0%

Energy Fuels, Inc.†#	25,013	61,782
Materion Corp.	11,535	300,833
Uranium Energy Corp.†#	52,660	45,345

		407,960

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	22,661	134,380

Office Automation & Equipment - 0.0%

Eastman Kodak Co.†	10,046	94,935

Office Furnishings-Original - 0.4%

Herman Miller, Inc.	34,148	890,921
HNI Corp.	25,465	860,972
Interface, Inc.	37,824	601,401
Kimball International, Inc., Class B	19,658	206,999
Knoll, Inc.	27,941	533,673
Steelcase, Inc., Class A	47,675	595,461

		3,689,427

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†#	62,918	459,931

Oil & Gas Drilling - 0.0%

Atwood Oceanics, Inc.#	37,005	254,594
North Atlantic Drilling, Ltd.†#	4,092	7,120
Parker Drilling Co.†	70,000	109,200

		370,914

Oil Companies-Exploration & Production - 0.8%

Abraxas Petroleum Corp.†	53,751	48,376
Approach Resources, Inc.†	20,683	15,593
Bill Barrett Corp.†#	28,643	81,919
Bonanza Creek Energy, Inc.†#	28,451	52,919
Callon Petroleum Co.†	45,272	288,835
Carrizo Oil & Gas, Inc.†	32,982	709,113
Clayton Williams Energy, Inc.†#	3,376	49,391
Contango Oil & Gas Co.†	9,971	60,125
DLB Oil & Gas, Inc.†(6)(7)	3,000	0
Earthstone Energy, Inc.†#	744	8,258
Eclipse Resources Corp.†#	27,501	26,090
Energy XXI, Ltd.#	54,057	20,120
Erin Energy Corp.†#	7,939	19,212
Evolution Petroleum Corp.	14,089	60,864
EXCO Resources, Inc.†#	90,378	94,897
Fairmount Santrol Holdings, Inc.†#	36,619	72,506
Gastar Exploration, Inc.†#	46,450	32,051
Halcon Resources Corp.†#	42,041	24,417
Isramco, Inc.†#	511	41,647
Jones Energy, Inc., Class A†#	16,580	24,870
Matador Resources Co.†#	41,877	675,895
Northern Oil and Gas, Inc.†#	35,270	117,802

Oasis Petroleum, Inc.†	79,682	429,486
Panhandle Oil and Gas, Inc., Class A	9,463	147,055
Parsley Energy, Inc., Class A†	52,237	960,116
PDC Energy, Inc.†#	22,926	1,148,822
Penn Virginia Corp.†	41,019	2,523
Rex Energy Corp.†#	27,533	16,255
Ring Energy, Inc.†#	11,866	49,600
RSP Permian, Inc.†	37,086	886,726
Sanchez Energy Corp.†#	30,185	107,459
Seventy Seven Energy, Inc.†#	32,175	15,444
Stone Energy Corp.†	32,737	50,742
Synergy Resources Corp.†#	59,571	372,319
TransAtlantic Petroleum, Ltd.†	14,781	9,166
Triangle Petroleum Corp.†#	26,693	8,542
Ultra Petroleum Corp.†#	87,693	31,219
Unit Corp.†	28,851	154,641
W&T Offshore, Inc.†#	20,032	36,458

		6,951,473

Oil Field Machinery & Equipment - 0.2%

Exterran Corp.†	19,866	270,972
Flotek Industries, Inc.†#	30,618	222,899
Forum Energy Technologies, Inc.†	33,955	399,311
Natural Gas Services Group, Inc.†	7,289	131,639
Thermon Group Holdings, Inc.†	18,359	311,185

		1,336,006

Oil Refining & Marketing - 0.2%

Adams Resources & Energy, Inc.	1,221	39,951
Alon USA Energy, Inc.#	17,877	176,267
Delek US Holdings, Inc.	32,836	519,466
Par Pacific Holdings, Inc.†	9,169	180,629
Trecora Resources†	11,568	111,747
Western Refining, Inc.	40,718	1,085,949

		2,114,009

Oil-Field Services - 0.5%

Archrock, Inc.	39,733	158,535
Basic Energy Services, Inc.†#	24,406	42,710
Bristow Group, Inc.	19,943	303,333
C&J Energy Services, Ltd.†#	32,282	33,250
CARBO Ceramics, Inc.#	11,234	224,568
Era Group, Inc.†	11,782	108,630
Gulfmark Offshore, Inc., Class A†#	14,675	52,683
Helix Energy Solutions Group, Inc.†	60,628	236,449
Independence Contract Drilling, Inc.†#	9,482	36,506
Key Energy Services, Inc.†#	76,165	17,442
Matrix Service Co.†	15,295	281,275
McDermott International, Inc.†#	136,584	450,727
MRC Global, Inc.†	58,959	704,560
Newpark Resources, Inc.†	48,146	179,585
Oil States International, Inc.†	29,533	771,107
PHI, Inc.†	7,183	131,018
Pioneer Energy Services Corp.†	36,872	50,515
SEACOR Holdings, Inc.†#	10,446	505,482
Tesco Corp.	22,304	161,481
TETRA Technologies, Inc.†	45,587	229,758

		4,679,614

Optical Recognition Equipment - 0.0%

Digimarc Corp.†#	4,379	132,552

Optical Supplies - 0.0%

STAAR Surgical Co.†#	22,240	138,555

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	10,034	408,083
Neenah Paper, Inc.	9,574	579,801
Orchids Paper Products Co.#	5,254	144,590
P.H. Glatfelter Co.	24,754	454,731
Schweitzer-Mauduit International, Inc.	17,444	527,158

		2,114,363

Patient Monitoring Equipment - 0.2%

Insulet Corp.†	32,486	995,371
Masimo Corp.†	25,035	947,324

		1,942,695

Pharmacy Services - 0.1%

BioScrip, Inc.†#	39,297	84,881
Diplomat Pharmacy, Inc.†#	20,709	737,655
Vitae Pharmaceuticals, Inc.†#	7,593	68,565

		891,101

Physical Therapy/Rehabilitation Centers - 0.3%

AAC Holdings, Inc.†#	4,557	92,963
HealthSouth Corp.	51,728	1,822,377
U.S. Physical Therapy, Inc.	7,098	359,798

		2,275,138

Physicians Practice Management - 0.0%

Healthways, Inc.†	17,769	187,108

Pipelines - 0.1%

SemGroup Corp., Class A	25,130	477,470

Platinum - 0.1%

Stillwater Mining Co.†	69,089	579,657

Pollution Control - 0.0%

CECO Environmental Corp.	16,217	100,708

Poultry - 0.1%

Sanderson Farms, Inc.#	12,829	1,170,775

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	23,408	698,261
Generac Holdings, Inc.†#	39,584	1,375,148
Powell Industries, Inc.	5,212	137,962
PowerSecure International, Inc.†	12,849	238,991
Vicor Corp.†	9,424	78,219

		2,528,581

Precious Metals - 0.0%

Coeur Mining, Inc.†#	77,827	300,412

Printing-Commercial - 0.5%

ARC Document Solutions, Inc.†	23,358	81,753
Cimpress NV†#	18,778	1,655,844
Deluxe Corp.	28,154	1,616,321
Ennis, Inc.	14,775	291,658
Multi-Color Corp.	7,225	351,713
Quad/Graphics, Inc.	16,445	208,194

		4,205,483

Private Equity - 0.0%

Fifth Street Asset Management, Inc.	3,329	10,619

Property Trust - 0.1%

Xenia Hotels & Resorts, Inc.	63,924	979,316

Protection/Safety - 0.0%

Landauer, Inc.	5,483	159,391

Publishing-Books - 0.2%

Houghton Mifflin Harcourt Co.†	78,365	1,474,046
Scholastic Corp.	15,264	534,698

		2,008,744

Publishing-Newspapers - 0.1%

Daily Journal Corp.†#	619	120,587
New York Times Co., Class A	78,714	989,435
Tribune Publishing Co.	15,060	126,354

		1,236,376

Publishing-Periodicals - 0.1%

Time, Inc.	62,694	883,985

Racetracks - 0.3%

Churchill Downs, Inc.	7,227	980,125
Empire Resorts, Inc.†#	1,773	21,950
International Speedway Corp., Class A	15,975	550,978
Penn National Gaming, Inc.†	45,687	632,308
Speedway Motorsports, Inc.	6,700	122,074

		2,307,435

Radio - 0.0%

Cumulus Media, Inc., Class A†	81,635	20,409
Entercom Communications Corp., Class A†	14,540	166,192
Saga Communications, Inc., Class A	2,080	78,062
Townsquare Media, Inc.†	3,917	38,191

		302,854

Real Estate Investment Trusts - 9.4%

Acadia Realty Trust	39,375	1,301,344
AG Mtg. Investment Trust, Inc.	16,251	200,375
Agree Realty Corp.	11,355	420,703
Alexander’s, Inc.	1,200	461,796
Altisource Portfolio Solutions SA†	8,116	217,184
Altisource Residential Corp.#	32,745	307,148
American Assets Trust, Inc.	21,274	789,053
American Capital Mortgage Investment Corp.	29,291	404,802
American Residential Properties, Inc.	18,429	292,837
Anworth Mtg. Asset Corp.	59,996	281,981
Apollo Commercial Real Estate Finance, Inc.	33,447	516,756
Apollo Residential Mortgage, Inc.	18,373	237,012
Ares Commercial Real Estate Corp.	15,521	151,330
Armada Hoffler Properties, Inc.	14,597	155,166
ARMOUR Residential REIT, Inc.#	22,530	433,702
Ashford Hospitality Prime, Inc.	15,720	154,528
Ashford Hospitality Trust, Inc.	47,749	264,052
Bluerock Residential Growth REIT, Inc.#	10,789	110,695
Campus Crest Communities, Inc.†	37,013	258,721
Capstead Mtg. Corp.	54,846	532,555
CareTrust REIT, Inc.	26,922	306,642
CatchMark Timber Trust, Inc., Class A	22,640	241,116
Cedar Realty Trust, Inc.	48,670	332,416
Chatham Lodging Trust	21,923	439,775
Chesapeake Lodging Trust	34,146	867,650
Colony Capital, Inc.#	63,941	1,048,632
Colony Starwood Homes	21,851	479,848
CorEnergy Infrastructure Trust, Inc.#	5,337	70,502
CoreSite Realty Corp.	13,927	897,734
Cousins Properties, Inc.	123,990	1,073,753
CubeSmart	94,307	2,819,779
CyrusOne, Inc.	37,315	1,479,167
CYS Investments, Inc.	90,522	709,692
DCT Industrial Trust, Inc.	50,861	1,840,660
DiamondRock Hospitality Co.	114,893	1,022,548
DuPont Fabros Technology, Inc.	36,144	1,288,534
Dynex Capital, Inc.#	24,601	156,216
Easterly Government Properties, Inc.	7,831	133,910
EastGroup Properties, Inc.	18,492	1,002,821
Education Realty Trust, Inc.	31,604	1,253,099
EPR Properties	32,735	2,037,099
Equity One, Inc.	42,029	1,152,015
FelCor Lodging Trust, Inc.	82,016	606,918
First Industrial Realty Trust, Inc.	63,384	1,364,024
First Potomac Realty Trust	33,617	284,400
Franklin Street Properties Corp.	51,481	489,584
GEO Group, Inc.#	42,735	1,241,024
Getty Realty Corp.	14,708	267,539
Gladstone Commercial Corp.	11,867	176,581
Government Properties Income Trust#	40,279	597,740
Gramercy Property Trust	240,176	1,813,329
Great Ajax Corp.	2,484	24,691
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,486	378,368
Hatteras Financial Corp.	55,406	761,832
Healthcare Realty Trust, Inc.	57,467	1,667,118
Hersha Hospitality Trust	25,830	519,958
Highwoods Properties, Inc.	53,384	2,324,873
Hudson Pacific Properties, Inc.	42,614	1,086,657
Independence Realty Trust, Inc.	18,446	118,608
InfraREIT, Inc.	12,539	264,824
Inland Real Estate Corp.	50,192	532,035
Invesco Mtg. Capital, Inc.	70,486	797,197
Investors Real Estate Trust	70,180	430,905
iStar, Inc.†	48,954	414,151
Kite Realty Group Trust	47,844	1,287,960
Ladder Capital Corp., Class A#	25,651	265,231
LaSalle Hotel Properties	64,663	1,574,544
Lexington Realty Trust	117,610	910,301
LTC Properties, Inc.	20,345	904,132
Mack-Cali Realty Corp.	51,020	1,015,298
Medical Properties Trust, Inc.#	132,129	1,528,733
Monmouth Real Estate Investment Corp.#	33,913	375,756
Monogram Residential Trust, Inc.	95,319	865,496
National Health Investors, Inc.#	21,504	1,352,817
National Storage Affiliates Trust	13,110	237,160
New Residential Investment Corp.	130,099	1,523,459
New Senior Investment Group, Inc.#	49,059	475,382
New York Mortgage Trust, Inc.#	62,604	261,685
New York REIT, Inc.	92,999	892,790
NexPoint Residential Trust, Inc.#	10,850	128,464
One Liberty Properties, Inc.	7,171	152,240
Orchid Island Capital, Inc.#	10,501	101,020
Parkway Properties, Inc.	48,448	648,719
Pebblebrook Hotel Trust	41,132	1,117,145
Pennsylvania Real Estate Investment Trust#	39,565	758,065
PennyMac Mortgage Investment Trust	42,695	561,866
Physicians Realty Trust	48,733	837,233
Potlatch Corp.	23,285	615,655
Preferred Apartment Communities, Inc., Class A	12,723	153,948
PS Business Parks, Inc.	11,159	1,024,508
QTS Realty Trust, Inc., Class A	15,761	701,680
RAIT Financial Trust	47,450	124,319
Ramco-Gershenson Properties Trust	45,307	761,158
Redwood Trust, Inc.	48,232	573,478
Resource Capital Corp.#	19,200	212,928
Retail Opportunity Investments Corp.	53,790	988,660
Rexford Industrial Realty, Inc.	31,685	533,892
RLJ Lodging Trust	75,665	1,586,695

Rouse Properties, Inc.#	20,948	382,091
Ryman Hospitality Properties, Inc.	24,890	1,191,484
Sabra Health Care REIT, Inc.	36,739	731,657
Saul Centers, Inc.	5,582	273,406
Select Income REIT#	35,867	739,578
Silver Bay Realty Trust Corp.	20,813	286,179
Sovran Self Storage, Inc.	20,357	2,166,799
STAG Industrial, Inc.	37,280	654,637
STORE Capital Corp.	22,184	535,744
Summit Hotel Properties, Inc.	49,955	540,014
Sun Communities, Inc.#	28,477	1,923,052
Sunstone Hotel Investors, Inc.	123,169	1,588,880
Terreno Realty Corp.	24,621	545,109
UMH Properties, Inc.	12,774	119,948
United Development Funding IV#(8)	17,540	56,128
Universal Health Realty Income Trust	7,160	371,174
Urban Edge Properties	50,819	1,235,918
Urstadt Biddle Properties, Inc., Class A	15,940	315,134
Washington Real Estate Investment Trust	39,007	1,009,111
Western Asset Mortgage Capital Corp.#	23,996	259,397
Whitestone REIT	13,299	149,215

		84,434,776

Real Estate Management/Services - 0.2%

HFF, Inc., Class A	21,657	542,075
Kennedy-Wilson Holdings, Inc.	53,123	1,010,399
Marcus & Millichap, Inc.†	7,778	173,372
RE/MAX Holdings, Inc., Class A#	6,740	216,084

		1,941,930

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	27,965	937,387
BBX Capital Corp., Class A†#	1,555	19,095
Consolidated-Tomoka Land Co.	2,497	119,756
Forestar Group, Inc.†#	19,245	187,639
FRP Holdings, Inc.†	3,942	133,791
RMR Group, Inc., Class A†	3,771	85,074
St. Joe Co.†#	31,114	473,244

		1,955,986

Recreational Centers - 0.1%

ClubCorp Holdings, Inc.	25,147	333,700
Planet Fitness, Inc., Class A†#	8,557	122,622

		456,322

Recreational Vehicles - 0.0%

Arctic Cat, Inc.#	7,415	129,614
Malibu Boats, Inc., Class A†	10,222	157,930
MCBC Holdings, Inc.†	3,736	49,614

		337,158

Recycling - 0.0%

Fenix Parts, Inc.†#	7,900	39,342

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	9,535	90,392
McGrath RentCorp	13,355	328,533
Neff Corp.†#	5,997	29,206
Rent-A-Center, Inc.	30,355	387,633

		835,764

Research & Development - 0.3%

Albany Molecular Research, Inc.†#	14,284	210,546
Arrowhead Research Corp.†#	34,058	132,826
INC Research Holdings, Inc.†	7,423	294,545
PAREXEL International Corp.†	31,218	1,832,184

		2,470,101

Resorts/Theme Parks - 0.5%

Marriott Vacations Worldwide Corp.	14,797	895,958
SeaWorld Entertainment, Inc.#	39,138	708,007
Vail Resorts, Inc.	20,596	2,624,136

		4,228,101

Respiratory Products - 0.0%

Inogen, Inc.†	9,005	307,791

Retail-Apparel/Shoe - 1.6%

Abercrombie & Fitch Co., Class A#	39,813	1,156,568
American Eagle Outfitters, Inc.#	110,458	1,685,589
Ascena Retail Group, Inc.†	98,247	830,187
bebe stores, Inc.#	16,299	7,499
Boot Barn Holdings, Inc.†	6,842	69,515
Buckle, Inc.#	16,208	515,414
Burlington Stores, Inc.†	42,681	2,392,697
Caleres, Inc.	25,072	710,540
Cato Corp., Class A	15,061	545,208
Chico’s FAS, Inc.	82,061	1,047,098
Children’s Place, Inc.	11,802	804,188
Christopher & Banks Corp.†#	21,297	30,029
Destination XL Group, Inc.†	20,561	91,496
Duluth Holdings, Inc.†	4,250	70,338
Express, Inc.†	48,372	833,450
Finish Line, Inc., Class A	26,360	480,279
Francesca’s Holdings Corp.†	24,224	437,970
Genesco, Inc.†	13,764	908,149
Guess?, Inc.	35,441	756,665
Shoe Carnival, Inc.	8,573	202,066
Stein Mart, Inc.	16,795	124,451
Tailored Brands, Inc.	27,660	427,070
Tilly’s, Inc., Class A†	6,446	46,347
Vera Bradley, Inc.†	12,177	202,504
Winmark Corp.	1,271	123,160

		14,498,477

Retail-Appliances - 0.0%

Conn’s, Inc.†#	13,722	232,862

Retail-Automobile - 0.4%

America’s Car-Mart, Inc.†#	4,882	122,734
Asbury Automotive Group, Inc.†	14,336	837,222
Group 1 Automotive, Inc.	13,359	744,898
Lithia Motors, Inc., Class A	13,035	1,208,605
Rush Enterprises, Inc., Class A†#	20,264	351,378
Sonic Automotive, Inc., Class A	18,840	360,786

		3,625,623

Retail-Bedding - 0.1%

Mattress Firm Holding Corp.†#	11,734	528,382

Retail-Bookstores - 0.1%

Barnes & Noble Education, Inc.†	18,358	196,063
Barnes & Noble, Inc.	29,048	281,766

		477,829

Retail-Building Products - 0.1%

BMC Stock Holdings, Inc.†	21,259	324,200
Lumber Liquidators Holdings, Inc.†#	15,502	175,638
Tile Shop Holdings, Inc.†	15,520	195,862

		695,700

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,119	151,568

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	22,018	2,324,440

Retail-Discount - 0.3%

Big Lots, Inc.	27,992	1,132,276
Citi Trends, Inc.	8,906	164,672
Fred’s, Inc., Class A#	21,269	303,934
HSN, Inc.	18,609	987,952
Ollie’s Bargain Outlet Holdings, Inc.†#	5,673	114,595
Tuesday Morning Corp.†	25,220	169,730

		2,873,159

Retail-Hair Salons - 0.0%

Regis Corp.†	20,165	288,964

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.	11,665	226,768
Kirkland’s, Inc.	9,911	141,628
Pier 1 Imports, Inc.	51,601	254,909
Restoration Hardware Holdings, Inc.†#	19,113	726,103

		1,349,408

Retail-Jewelry - 0.0%

Movado Group, Inc.	9,182	268,206

Retail-Leisure Products - 0.1%

MarineMax, Inc.†#	14,594	258,897
Party City Holdco, Inc.†	14,400	142,416
West Marine, Inc.†	10,293	84,197

		485,510

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	9,020	48,798
Five Below, Inc.†#	31,184	1,195,906
PriceSmart, Inc.	11,141	860,754

		2,105,458

Retail-Pawn Shops - 0.1%

Cash America International, Inc.	14,369	484,091
EZCORP, Inc., Class A†	29,631	85,930
First Cash Financial Services, Inc.#	16,140	680,624

		1,250,645

Retail-Pet Food & Supplies - 0.0%

Freshpet, Inc.†#	11,895	79,102
PetMed Express, Inc.#	11,597	191,350

		270,452

Retail-Regional Department Stores - 0.0%

Stage Stores, Inc.#	18,273	153,493

Retail-Restaurants - 2.2%

Biglari Holdings, Inc.†	949	349,915
BJ’s Restaurants, Inc.†	12,298	542,096
Bloomin’ Brands, Inc.	70,964	1,226,968
Bob Evans Farms, Inc.#	11,848	508,398
Bojangles’, Inc.†#	4,745	68,613
Bravo Brio Restaurant Group, Inc.†	8,700	67,947
Buffalo Wild Wings, Inc.†	10,735	1,703,108
Carrols Restaurant Group, Inc.†	20,321	269,660
Cheesecake Factory, Inc.	27,913	1,392,859
Chuy’s Holdings, Inc.†#	9,426	302,009
Cracker Barrel Old Country Store, Inc.#	10,980	1,625,589
Dave & Buster’s Entertainment, Inc.†	13,043	481,417
Del Frisco’s Restaurant Group, Inc.†	13,511	208,610
Denny’s Corp.†	48,293	498,867
DineEquity, Inc.	9,708	887,991
El Pollo Loco Holdings, Inc.†#	7,701	99,420
Fiesta Restaurant Group, Inc.†#	15,354	508,524
Fogo De Chao, Inc.†	2,802	44,832
Habit Restaurants, Inc.†#	6,580	136,732
J Alexander’s Holdings, Inc.†	7,911	82,116
Jack in the Box, Inc.	21,398	1,471,112
Jamba, Inc.†#	7,935	105,297
Kona Grill, Inc.†	4,836	71,670
Krispy Kreme Doughnuts, Inc.†	37,127	543,539
Noodles & Co.†#	7,238	92,864
Papa John’s International, Inc.	16,572	963,662
Papa Murphy’s Holdings, Inc.†#	5,210	56,424
Popeyes Louisiana Kitchen, Inc.†	13,252	722,101
Potbelly Corp.†	12,492	156,775
Red Robin Gourmet Burgers, Inc.†	8,085	526,333
Ruby Tuesday, Inc.†	35,534	187,975
Ruth’s Hospitality Group, Inc.	19,984	351,119
Shake Shack, Inc.†#	3,291	137,004
Sonic Corp.#	29,766	874,227
Texas Roadhouse, Inc.	39,432	1,644,709
Wingstop, Inc.†#	3,810	90,754
Zoe’s Kitchen, Inc.†#	11,056	386,186

		19,387,422

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.	10,466	143,384
Hibbett Sports, Inc.†#	12,746	452,483
Sportsman’s Warehouse Holdings, Inc.†#	10,289	133,449
Zumiez, Inc.†	11,226	231,929

		961,245

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,134	116,154

Retail-Video Rentals - 0.0%

Outerwall, Inc.#	9,773	304,820

Retail-Vitamins & Nutrition Supplements - 0.1%

Flex Pharma, Inc.†#	3,113	23,130
Vitamin Shoppe, Inc.†#	17,026	469,747

		492,877

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	16,876	288,242
Five Star Quality Care, Inc.†	24,732	58,615

		346,857

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	32,953	1,295,053

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	13,960	167,939
Proto Labs, Inc.†#	13,332	867,513
Trinseo SA†#	6,559	195,524

		1,230,976

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	41,506	624,250
Globalstar, Inc.†#	272,543	425,167
Intelsat SA†#	16,082	27,661
Iridium Communications, Inc.†#	47,022	325,863
Loral Space & Communications, Inc.†	7,502	240,514

		1,643,455

Savings & Loans/Thrifts - 1.9%

Anchor BanCorp Wisconsin, Inc.†	4,388	183,243
Astoria Financial Corp.	51,505	766,909
Banc of California, Inc.	20,725	317,714
Bank Mutual Corp.	26,693	199,397
BankFinancial Corp.	10,518	126,637
Bear State Financial, Inc.†#	7,629	70,110
Beneficial Bancorp, Inc.†	47,345	605,543
Berkshire Hills Bancorp, Inc.	16,897	436,280

BofI Holding, Inc.†#	35,148	651,292
Brookline Bancorp, Inc.	40,099	421,440
BSB Bancorp, Inc.†	4,634	101,438
Capitol Federal Financial, Inc.	80,520	1,012,136
Charter Financial Corp.	9,493	130,149
Clifton Bancorp, Inc.	15,543	229,415
Dime Community Bancshares, Inc.	17,819	303,458
EverBank Financial Corp.	55,392	721,204
First Defiance Financial Corp.	5,302	207,785
Flagstar Bancorp, Inc.†	11,775	226,080
Flushing Financial Corp.	16,835	347,643
Fox Chase Bancorp, Inc.	6,683	128,113
Hingham Institution for Savings	753	88,440
HomeStreet, Inc.†	12,627	252,161
HomeTrust Bancshares, Inc.†	11,583	203,977
Investors Bancorp, Inc.	195,796	2,216,411
Meridian Bancorp, Inc.	31,453	433,737
Meta Financial Group, Inc.	3,974	164,484
Northfield Bancorp, Inc.	26,849	421,798
Northwest Bancshares, Inc.	54,073	680,779
OceanFirst Financial Corp.	7,612	129,328
Oritani Financial Corp.	25,188	426,181
Pacific Premier Bancorp, Inc.†	12,314	253,053
Provident Financial Services, Inc.	37,565	698,333
Sterling Bancorp	68,623	988,857
Territorial Bancorp, Inc.	4,878	125,511
United Community Financial Corp.	28,129	165,961
United Financial Bancorp, Inc.	28,312	327,853
Washington Federal, Inc.	54,285	1,150,299
Waterstone Financial, Inc.	15,139	213,763
WSFS Financial Corp.	17,126	518,918

		16,645,830

Schools - 0.5%

American Public Education, Inc.†	9,815	151,445
Apollo Education Group, Inc.†	54,004	442,293
Bridgepoint Education, Inc.†	9,662	61,160
Bright Horizons Family Solutions, Inc.†	21,398	1,355,991
Cambium Learning Group, Inc.†	7,438	33,025
Capella Education Co.	6,991	323,264
Career Education Corp.†	38,859	97,925
DeVry Education Group, Inc.#	36,475	666,034
Grand Canyon Education, Inc.†	26,947	1,050,394
K12, Inc.†	19,332	189,260
Strayer Education, Inc.†	6,282	283,507
Universal Technical Institute, Inc.	12,101	47,315

		4,701,613

Security Services - 0.2%

Alarm.com Holdings, Inc.†#	4,525	90,274
Ascent Capital Group, Inc., Class A†	7,618	105,890
Brink’s Co.	27,838	814,261
LifeLock, Inc.†#	54,020	595,841

		1,606,266

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	7,526	84,066
ION Geophysical Corp.†#	5,384	16,690

		100,756

Semiconductor Components-Integrated Circuits - 0.6%

Cirrus Logic, Inc.†	36,298	1,278,779
Exar Corp.†	22,515	120,230
Integrated Device Technology, Inc.†	83,975	1,630,794
M/A-COM Technology Solutions Holdings, Inc.†#	13,428	508,921
MaxLinear, Inc., Class A†	29,600	476,264
Power Integrations, Inc.	16,846	772,052
Sigma Designs, Inc.†	20,262	139,403

		4,926,443

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	64,987	162,467
Brooks Automation, Inc.	38,628	376,623
Cabot Microelectronics Corp.†	14,150	544,209
Cascade Microtech, Inc.†	7,781	160,211
Cohu, Inc.	14,831	169,222
Entegris, Inc.†	80,275	992,199
FormFactor, Inc.†	32,962	250,511
Mattson Technology, Inc.†	42,856	154,710
MKS Instruments, Inc.	30,552	1,005,161
Nanometrics, Inc.†	13,729	190,559
Photronics, Inc.†	38,035	386,816
Rudolph Technologies, Inc.†	18,281	236,922
Tessera Technologies, Inc.	30,118	887,879
Ultra Clean Holdings, Inc.†	18,097	94,647
Ultratech, Inc.†	15,800	320,424
Veeco Instruments, Inc.†	23,117	428,820
Xcerra Corp.†	31,227	178,306

		6,539,686

Silver Mining - 0.1%

Hecla Mining Co.#	211,998	549,075

Software Tools - 0.0%

Digital Turbine, Inc.†#	27,875	31,499

Specified Purpose Acquisitions - 0.0%

National Bank Holdings Corp., Class A	17,387	336,265

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc.#	19,260	373,644
Furmanite Corp.†	21,624	120,662
Mueller Water Products, Inc., Class A	92,091	792,903
Northwest Pipe Co.†	5,469	56,331
Omega Flex, Inc.	1,654	52,994
TimkenSteel Corp.#	22,853	176,654

		1,573,188

Steel-Producers - 0.4%

AK Steel Holding Corp.†#	101,782	291,096
Carpenter Technology Corp.#	28,853	857,511
Commercial Metals Co.	66,246	973,154
Ryerson Holding Corp.†#	6,268	23,192
Schnitzer Steel Industries, Inc., Class A	15,158	221,913
Worthington Industries, Inc.	27,485	855,058

		3,221,924

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	26,236	754,023
Wesco Aircraft Holdings, Inc.†	35,329	451,858

		1,205,881

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	17,206	367,692

Telecom Equipment-Fiber Optics - 0.3%

Alliance Fiber Optic Products, Inc.†#	8,315	114,747
Ciena Corp.†	70,649	1,448,304
Clearfield, Inc.†#	6,456	93,806
Finisar Corp.†	59,483	867,262
Harmonic, Inc.†	50,679	169,775
KVH Industries, Inc.†	9,200	83,996
Oclaro, Inc.†#	55,972	274,822

		3,052,712

Telecom Services - 0.5%

Consolidated Communications Holdings, Inc.#	28,913	676,275
EarthLink Holdings Corp.	59,011	332,822
FairPoint Communications, Inc.†#	11,937	179,413
GTT Communications, Inc.†	13,996	206,861
Hawaiian Telcom Holdco, Inc.†	6,158	147,977
HC2 Holdings, Inc.†#	11,277	44,882
Inteliquent, Inc.	19,203	326,835
Lumos Networks Corp.†	13,025	160,207
NeuStar, Inc., Class A†#	31,692	788,180
ORBCOMM, Inc.†	34,215	298,355
RigNet, Inc.†	6,910	91,212
Spok Holdings, Inc.	12,447	220,561
Straight Path Communications, Inc., Class B†#	5,353	170,547
Vonage Holdings Corp.†	106,275	570,697
West Corp.	29,875	665,615

		4,880,439

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	28,237	528,314
Comtech Telecommunications Corp.	9,305	191,218
Plantronics, Inc.	19,890	745,875
Preformed Line Products Co.	1,527	49,933
ShoreTel, Inc.†	36,953	273,083
Sonus Networks, Inc.†	28,303	220,480

		2,008,903

Telephone-Integrated - 0.3%

Atlantic Tele-Network, Inc.	5,872	422,432
Cincinnati Bell, Inc.†	120,039	415,335
General Communication, Inc., Class A†	20,009	381,972
IDT Corp., Class B	9,577	124,788
Shenandoah Telecommunications Co.	27,682	668,797
Windstream Holdings, Inc.#	57,715	434,017

		2,447,341

Television - 0.2%

Central European Media Enterprises, Ltd., Class A†#	42,187	103,780
Gray Television, Inc.†	36,136	417,010
Sinclair Broadcast Group, Inc., Class A#	37,930	1,170,899

		1,691,689

Textile-Apparel - 0.0%

Cherokee, Inc.†	4,901	83,415
Perry Ellis International, Inc.†	7,000	129,290
Unifi, Inc.†	8,515	190,821

		403,526

Textile-Products - 0.0%

Culp, Inc.	5,911	150,612

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A	12,140	291,724
Carmike Cinemas, Inc.†	14,017	307,533
National CineMedia, Inc.	35,185	526,016
Reading International, Inc., Class A†	9,469	95,258

		1,220,531

Therapeutics - 0.6%

Akebia Therapeutics, Inc.†#	13,956	101,879
Anika Therapeutics, Inc.†	8,373	377,873
aTyr Pharma, Inc.†#	3,458	15,457
Axovant Sciences, Ltd.†#	8,031	101,271
Calithera Biosciences, Inc.†#	6,340	37,660
Cara Therapeutics, Inc.†	11,242	55,311
Catabasis Pharmaceuticals, Inc.†#	2,567	10,781
Concert Pharmaceuticals, Inc.†	8,804	113,219
CorMedix, Inc.†#	17,776	27,908
Dyax Corp. CVR†(6)(7)	82,437	91,505
Flexion Therapeutics, Inc.†#	7,963	75,290
La Jolla Pharmaceutical Co.†#	7,794	119,950
MannKind Corp.†#	141,242	145,479
Mirati Therapeutics, Inc.†#	5,701	120,234
Neurocrine Biosciences, Inc.†	48,337	1,777,835
Northwest Biotherapeutics, Inc.†#	26,795	49,303
Osiris Therapeutics, Inc.#	10,917	77,947
Portola Pharmaceuticals, Inc.†	28,259	796,056
Proteon Therapeutics, Inc.†#	4,413	23,742
Sarepta Therapeutics, Inc.†#	25,334	347,329
Seres Therapeutics, Inc.†#	4,859	112,291
Threshold Pharmaceuticals, Inc.†#	36,566	8,246
Vital Therapies, Inc.†	9,605	79,722
Voyager Therapeutics, Inc.†#	3,286	31,447
Xencor, Inc.†	16,281	179,091
Zafgen, Inc.†#	9,437	59,076

		4,935,902

Tobacco - 0.2%

Universal Corp.#	12,933	704,590
Vector Group, Ltd.#	49,106	1,140,732

		1,845,322

Toys - 0.0%

JAKKS Pacific, Inc.†#	10,849	78,547

Transactional Software - 0.3%

ACI Worldwide, Inc.†	65,886	1,229,433
Bottomline Technologies de, Inc.†	23,427	660,875
InnerWorkings, Inc.†	21,251	146,207
Synchronoss Technologies, Inc.†	22,190	621,542

		2,658,057

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	30,209	348,914
Atlas Air Worldwide Holdings, Inc.†	14,313	518,274

		867,188

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.#	15,108	384,499
TAL International Group, Inc.	19,036	242,328
Textainer Group Holdings, Ltd.#	12,668	152,269

		779,096

Transport-Marine - 0.4%

Ardmore Shipping Corp.	10,264	82,523
CAI International, Inc.†	9,871	76,698
DHT Holdings, Inc.	53,151	309,870
Dorian LPG, Ltd.†#	14,331	154,345
Eagle Bulk Shipping, Inc.†#	12,721	8,855
Frontline, Ltd.#	27,017	239,097
GasLog, Ltd.#	23,824	226,328
Gener8 Maritime, Inc.†#	9,557	59,349
Golden Ocean Group, Ltd.†#	38,256	22,211
Hornbeck Offshore Services, Inc.†#	18,311	157,292
Navios Maritime Acquisition Corp.#	46,952	79,818
Navios Maritime Holdings, Inc.#	46,583	38,468
Nordic American Offshore, Ltd.#	10,838	51,047
Nordic American Tankers, Ltd.#	51,050	705,511
Safe Bulkers, Inc.	21,693	13,853
Scorpio Bulkers, Inc.†#	15,902	50,091
Scorpio Tankers, Inc.	102,367	636,723
Ship Finance International, Ltd.#	33,940	442,238
Teekay Tankers, Ltd., Class A	53,712	220,756

Tidewater, Inc.#	26,921	154,796
Ultrapetrol Bahamas, Ltd.†#	12,239	2,755

		3,732,624

Transport-Services - 0.3%

Echo Global Logistics, Inc.†	16,958	432,598
Hub Group, Inc., Class A†	20,654	762,546
Matson, Inc.	24,874	997,199
Radiant Logistics, Inc.†	15,482	49,078
Universal Truckload Services, Inc.	4,780	74,855

		2,316,276

Transport-Truck - 0.7%

ArcBest Corp.	14,887	291,339
Celadon Group, Inc.	15,651	140,389
Covenant Transportation Group, Inc., Class A†	6,716	148,827
Forward Air Corp.	17,729	721,925
Heartland Express, Inc.#	28,834	530,546
Knight Transportation, Inc.#	35,805	867,555
Marten Transport, Ltd.	13,696	224,614
P.A.M. Transportation Services, Inc.†	1,747	49,912
Roadrunner Transportation Systems, Inc.†	16,102	187,749
Saia, Inc.†	14,362	377,003
Swift Transportation Co.†#	50,412	859,020
USA Truck, Inc.†	5,615	88,605
Werner Enterprises, Inc.	25,395	674,237
XPO Logistics, Inc.†#	40,942	1,013,724
YRC Worldwide, Inc.†	18,749	150,929

		6,326,374

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	42,814	872,977

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,259	106,113
Neogen Corp.†	21,204	1,044,297
Phibro Animal Health Corp., Class A	9,996	276,489

		1,426,899

Virtual Reality Products - 0.0%

RealD, Inc.†	23,095	249,426

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†#	5,143	103,477
Natural Health Trends Corp.#	4,511	140,608
Nature’s Sunshine Products, Inc.	6,057	50,758
Nutraceutical International Corp.†	4,801	117,817
Omega Protein Corp.†	12,432	295,260
Synutra International, Inc.†#	12,191	62,052
USANA Health Sciences, Inc.†#	3,231	364,198

		1,134,170

Water - 0.3%

American States Water Co.	21,626	917,159
Artesian Resources Corp., Class A	4,486	126,729
California Water Service Group	27,408	677,526
Connecticut Water Service, Inc.	6,384	266,149
Consolidated Water Co., Ltd.#	8,434	91,677
Middlesex Water Co.	9,240	258,905
PICO Holdings, Inc.†	13,169	112,595
SJW Corp.	9,067	328,769
York Water Co.	7,360	204,461

		2,983,970

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†#	33,554	377,147
NIC, Inc.	37,519	659,959
Q2 Holdings, Inc.†	11,149	225,990
Web.com Group, Inc.†	25,084	455,275
Wix.com, Ltd.†#	10,715	206,049

		1,924,420

Web Portals/ISP - 0.0%

Blucora, Inc.†	23,419	144,027

Wire & Cable Products - 0.3%

Belden, Inc.	24,414	1,337,155
Encore Wire Corp.	11,872	429,054
General Cable Corp.	27,985	240,391
Insteel Industries, Inc.	10,553	276,278

		2,282,878

Wireless Equipment - 0.5%

Aerohive Networks, Inc.†#	13,362	68,013
CalAmp Corp.†	20,736	379,054
Gogo, Inc.†#	32,159	349,890
InterDigital, Inc.	20,646	1,026,726
Novatel Wireless, Inc.†#	21,569	35,373
Telenav, Inc.†	16,175	96,403
Ubiquiti Networks, Inc.†#	17,530	572,705
ViaSat, Inc.†#	24,452	1,785,240

		4,313,404

Total Common Stocks
(cost $792,468,915)		864,575,058

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp. Expires 04/15/2016†# (strike price $8.50)	11,522	0

Real Estate Management/Services - 0.0%

Tejon Ranch Co. Expires 08/31/2016† (strike price $40.00)	1,332	0

Total Warrants
(cost $9,582)		0

Total Long-Term Investment Securities
(cost $792,478,497)		864,575,058

SHORT-TERM INVESTMENT SECURITIES - 14.9%
Registered Investment Companies - 13.4%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(4)	119,855,256	119,855,256

U.S. Government Treasuries - 1.5%

United States Treasury Bills
0.15% due 03/03/2016	10,000,000	9,999,920
0.26% due 03/17/2016(5)	3,500,000	3,499,661

		13,499,581

Total Short-Term Investment Securities
(cost $133,354,774)		133,354,837

REPURCHASE AGREEMENTS - 1.9%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $17,438,000)	17,438,000	17,438,000

TOTAL INVESTMENTS
(cost $943,271,271)(3)	113.2%	1,015,367,895
Liabilities in excess of other assets	(13.2)	(118,701,535)

NET ASSETS	100.0%	$896,666,360

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $133,354,590. This was secured by collateral of $119,855,256, which was received in cash and subsequently invested in short-term investments currently valued at $119,855,256 as reported in the Portfolio of Investments. Additional collateral of $18,274,856 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
Federal Home Loan Mtg. Corp.	1.96% to 4.00%	11/07/2022 to 06/15/2044	$407
Federal National Mtg. Assoc.	2.00% to 5.50%	01/01/2025 to 02/25/2044	519
Government National Mtg. Assoc.	2.65%	05/16/2048	0
United States Treasury Bills	0.00%	03/17/2016 to 01/05/2017	589,146
United States Treasury Notes/Bonds	zero coupon to 8.88%	04/15/2016 to 05/15/2045	17,684,784

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The rate shown is the 7-day yield as of February 29, 2016.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1
(7)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $93,934 representing 0.0% of net assets.
(8)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
CVR	- Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)
309	Long	Russell 2000 Mini Index	March 2016	$32,934,037	$31,879,530	$(1,054,507)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$91,358	$—	$0	$91,358
Food-Misc./Diversified	6,377,387	570,782	—	6,948,169
Investment Companies	190,842	—	0	190,842
Medical-Biomedical/Gene	25,367,816	—	2,429	25,370,245
Medical-Drugs	16,741,653	—	0	16,741,653
Oil Companies - Exploration & Production	6,951,473	—	0	6,951,473
Real Estate Investment Trusts	84,378,648	56,128	—	84,434,776
Therapeutics	4,844,397	—	91,505	4,935,902
Other Industries	718,910,640	—	—	718,910,640
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	119,855,256	—	—	119,855,256
U.S. Government Treasuries	—	13,499,581	—	13,499,581
Repurchase Agreements	—	17,438,000	—	17,438,000

Total Investments at Value	$983,709,470	$31,564,491	$93,934	$1,015,367,895

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,054,507	$—	$—	$1,054,507

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.2%
Apparel Manufacturers - 0.6%

Delta Apparel, Inc.†	69,636	$1,175,456

Applications Software - 1.0%

Progress Software Corp.†	87,276	2,201,101

Auto/Truck Parts & Equipment-Replacement - 1.4%

Douglas Dynamics, Inc.	153,307	2,998,685

Banks-Commercial - 8.0%

Associated Banc-Corp.	123,064	2,116,701
BBCN Bancorp, Inc.	63,994	915,754
First Citizens BancShares, Inc., Class A	22,054	5,163,503
FirstMerit Corp.	77,290	1,517,203
Hancock Holding Co.	72,869	1,681,088
TCF Financial Corp.	190,252	2,157,457
UMB Financial Corp.	65,493	3,216,361

		16,768,067

Batteries/Battery Systems - 0.8%

EnerSys	32,109	1,649,118

Beverages-Non-alcoholic - 1.1%

Cott Corp.	194,367	2,379,052

Building & Construction Products-Misc. - 1.8%

Simpson Manufacturing Co., Inc.	109,497	3,716,328

Building Products-Cement - 2.8%

Eagle Materials, Inc.	95,909	5,794,822

Chemicals-Diversified - 1.3%

Axiall Corp.	27,609	549,419
Innospec, Inc.	48,869	2,120,915

		2,670,334

Chemicals-Plastics - 0.3%

A. Schulman, Inc.	25,847	638,162

Chemicals-Specialty - 3.5%

H.B. Fuller Co.	46,163	1,776,814
Quaker Chemical Corp.	40,859	3,179,239
Sensient Technologies Corp.	41,373	2,378,120

		7,334,173

Commercial Services - 0.7%

HMS Holdings Corp.†	108,091	1,423,558

Commercial Services-Finance - 0.5%

Liberty Tax, Inc.#	59,550	1,011,159

Computer Services - 2.8%

DST Systems, Inc.	22,460	2,348,867
Sykes Enterprises, Inc.†	79,832	2,432,481
Teradata Corp.†	46,488	1,159,875

		5,941,223

Computers-Integrated Systems - 0.9%

NetScout Systems, Inc.†	89,364	1,847,154

Computers-Memory Devices - 0.2%

Imation Corp.†#	419,142	363,606

Consumer Products-Misc. - 3.3%

Central Garden & Pet Co.†	110,474	1,538,903
Central Garden & Pet Co., Class A†	19,613	265,364
Helen of Troy, Ltd.†	27,894	2,659,972
Spectrum Brands Holdings, Inc.	22,629	2,167,179
WD-40 Co.	2,388	257,904

		6,889,322

Containers-Metal/Glass - 0.7%

Silgan Holdings, Inc.	27,209	1,393,917

Dental Supplies & Equipment - 1.2%

Patterson Cos., Inc.	60,249	2,617,217

Diagnostic Kits - 0.2%

Meridian Bioscience, Inc.	20,043	403,866

Disposable Medical Products - 1.0%

STERIS PLC	31,131	2,002,346

Diversified Operations/Commercial Services - 1.0%

Viad Corp.	76,038	2,156,438

E-Marketing/Info - 0.5%

New Media Investment Group, Inc.	68,714	1,074,000

Electric-Integrated - 1.7%

Cleco Corp.	22,243	1,021,176
Hawaiian Electric Industries, Inc.	88,452	2,596,951

		3,618,127

Electronic Components-Misc. - 4.0%

AVX Corp.	134,947	1,584,278
GSI Group, Inc.†	260,496	3,352,583
Vishay Intertechnology, Inc.	284,670	3,370,493

		8,307,354

Electronic Components-Semiconductors - 0.4%

DSP Group, Inc.†	104,106	898,435

Electronic Measurement Instruments - 2.2%

ESCO Technologies, Inc.	74,250	2,649,982
Orbotech, Ltd.†	87,477	1,981,354

		4,631,336

Engineering/R&D Services - 0.7%

EMCOR Group, Inc.	33,767	1,548,892

Food-Canned - 2.1%

TreeHouse Foods, Inc.†	52,009	4,390,600

Food-Misc./Diversified - 0.9%

Diamond Foods, Inc.†	28,605	1,082,706
Nomad Foods, Ltd.†	92,728	725,133

		1,807,839

Food-Retail - 0.5%

SUPERVALU, Inc.†	191,981	981,023

Funeral Services & Related Items - 0.5%

Matthews International Corp., Class A	23,980	1,135,933

Garden Products - 1.0%

Scotts Miracle-Gro Co., Class A	30,700	2,118,914

Gold Mining - 0.4%

Royal Gold, Inc.	16,017	742,708

Human Resources - 1.0%

Korn/Ferry International	71,045	2,019,099

Identification Systems - 0.9%

Brady Corp., Class A	72,958	1,906,392

Insurance Brokers - 1.9%

Brown & Brown, Inc.	125,930	4,068,798

Insurance-Property/Casualty - 2.2%

ProAssurance Corp.	62,947	3,103,917

Stewart Information Services Corp.	45,290	1,528,537

		4,632,454

Insurance-Reinsurance - 3.8%

Endurance Specialty Holdings, Ltd.	30,570	1,903,594
RenaissanceRe Holdings, Ltd.	20,829	2,357,843
Validus Holdings, Ltd.	83,051	3,729,820

		7,991,257

Investment Companies - 1.0%

Apollo Investment Corp.#	170,519	873,057
New Mountain Finance Corp.#	70,759	883,073
Real Industry, Inc.†	39,937	280,757

		2,036,887

Investment Management/Advisor Services - 1.4%

CIFC Corp.#	45,648	265,671
Westwood Holdings Group, Inc.	54,486	2,701,961

		2,967,632

Lasers-System/Components - 1.0%

Coherent, Inc.†	25,560	2,162,376

Machinery-Electrical - 1.7%

Franklin Electric Co., Inc.	119,286	3,560,687

Machinery-General Industrial - 1.4%

Kadant, Inc.	78,568	2,998,940

Medical Imaging Systems - 1.4%

Analogic Corp.	39,652	2,973,107

Medical Instruments - 0.4%

CryoLife, Inc.	69,663	746,091

Medical Products - 1.5%

Haemonetics Corp.†	54,681	1,754,167
Halyard Health, Inc.†	56,639	1,445,427

		3,199,594

Medical-Biomedical/Gene - 1.6%

Bio-Rad Laboratories, Inc., Class A†	14,410	1,940,162
Innoviva, Inc.#	122,753	1,438,665

		3,378,827

Medical-Wholesale Drug Distribution - 0.7%

Owens & Minor, Inc.	39,804	1,568,676

Metal Processors & Fabrication - 1.9%

Mueller Industries, Inc.	150,412	3,943,803

Miscellaneous Manufacturing - 1.0%

Hillenbrand, Inc.	78,192	2,198,759

Networking Products - 0.9%

NETGEAR, Inc.†	47,057	1,859,222

Office Supplies & Forms - 1.1%

ACCO Brands Corp.†	317,778	2,322,957

Oil & Gas Drilling - 0.9%

Atwood Oceanics, Inc.#	65,373	449,766
Patterson-UTI Energy, Inc.	93,464	1,452,431

		1,902,197

Oil Companies-Exploration & Production - 1.5%

Energen Corp.	40,612	1,075,406
Gulfport Energy Corp.†	64,586	1,550,064
Newfield Exploration Co.†	17,246	469,608

		3,095,078

Oil-Field Services - 0.9%

CARBO Ceramics, Inc.#	43,262	864,807
Steel Excel, Inc.†	77,770	1,110,556

		1,975,363

Paper & Related Products - 1.8%

Neenah Paper, Inc.	30,546	1,849,866
Schweitzer-Mauduit International, Inc.	64,051	1,935,621

		3,785,487

Publishing-Newspapers - 0.6%

A.H. Belo Corp., Class A	219,607	1,313,250

Publishing-Periodicals - 0.5%

Time, Inc.	77,790	1,096,839

Real Estate Investment Trusts - 3.3%

Apollo Commercial Real Estate Finance, Inc.	53,416	825,277
Gramercy Property Trust	221,174	1,669,864
Hatteras Financial Corp.	194,476	2,674,045
LaSalle Hotel Properties	72,400	1,762,940

		6,932,126

Retail-Apparel/Shoe - 1.4%

Buckle, Inc.#	61,766	1,964,159
Christopher & Banks Corp.†#	188,005	265,087
Guess?, Inc.	31,197	666,056

		2,895,302

Retail-Restaurants - 5.2%

Denny’s Corp.†	162,065	1,674,131
DineEquity, Inc.	35,375	3,235,751
Krispy Kreme Doughnuts, Inc.†	191,519	2,803,838
Ruby Tuesday, Inc.†	169,513	896,724
Wendy’s Co.	257,051	2,408,568

		11,019,012

Savings & Loans/Thrifts - 1.0%

First Niagara Financial Group, Inc.	220,291	2,035,489

Semiconductor Components-Integrated Circuits - 0.3%

Exar Corp.†	115,749	618,100

Telecom Services - 0.1%

Aviat Networks, Inc.†#	260,997	168,735

Textile-Products - 0.2%

Dixie Group, Inc.†#	90,032	404,244

Transactional Software - 0.7%

ACI Worldwide, Inc.†	78,548	1,465,706

Total Long-Term Investment Securities
(cost $203,848,088)		199,872,751

SHORT-TERM INVESTMENT SECURITIES - 8.2%
Registered Investment Companies - 3.6%

State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	7,577,907	7,577,907

Time Deposits - 4.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$9,587,000	9,587,000

Total Short-Term Investment Securities
(cost $17,164,907)		17,164,907

TOTAL INVESTMENTS
(cost $221,012,995)(3)	103.4%	217,037,658
Liabilities in excess of other assets	(3.4)	(7,140,482)

NET ASSETS	100.0%	$209,897,176

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $7,414,873. This was secured by collateral of $7,577,907, which was received in cash and subsequently invested in short-term investments currently valued at $7,577,907 as reported in the portfolio of investments. Additional collateral of $28,469 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	06/23/2016 to 10/13/2016	$4,488
United States Treasury Notes/Bonds	zero coupon to 5.50%	05/15/2016 to 02/15/2045	23,981

(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$199,872,751	$—	$—	$199,872,751
Short-Term Investment Securities:
Registered Investment Companies	7,577,907	—	—	7,577,907
Time Deposits	—	9,587,000	—	9,587,000

Total Investments at Value	$207,450,658	$9,587,000	$—	$217,037,658

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.3%
Aerospace/Defense - 0.6%

Aerovironment, Inc.†	24,095	$599,484

Apparel Manufacturers - 1.9%

Under Armour, Inc., Class A†#	23,180	1,939,934

Applications Software - 2.8%

Demandware, Inc.†#	17,691	613,701
Red Hat, Inc.†	9,614	628,275
ServiceNow, Inc.†	19,801	1,088,857
Tableau Software, Inc., Class A†	11,355	518,355

		2,849,188

Auto/Truck Parts & Equipment-Original - 0.7%

BorgWarner, Inc.	21,268	695,038

Banks-Commercial - 3.7%

Eagle Bancorp, Inc.†	55,488	2,543,570
First Republic Bank	19,934	1,226,738

		3,770,308

Building & Construction Products-Misc. - 1.8%

Fortune Brands Home & Security, Inc.	37,474	1,881,944

Building-Heavy Construction - 1.6%

SBA Communications Corp., Class A†	17,586	1,668,736

Building-Residential/Commercial - 0.7%

M/I Homes, Inc.†	39,866	700,446

Chemicals-Specialty - 1.2%

Ashland, Inc.	12,694	1,209,611

Coatings/Paint - 2.5%
Axalta Coating Systems, Ltd.†	59,307	1,539,610
RPM International, Inc.	25,922	1,058,913

		2,598,523

Commercial Services - 1.8%

Healthcare Services Group, Inc.	50,853	1,804,264

Commercial Services-Finance - 4.2%

FleetCor Technologies, Inc.†	9,417	1,202,457
Global Payments, Inc.	23,206	1,414,406
Sabre Corp.	62,728	1,703,065

		4,319,928

Computer Software - 1.6%

InterXion Holding NV†	52,076	1,625,813

Computers-Memory Devices - 0.2%

Pure Storage, Inc., Class A†#	16,813	241,771

Computers-Periphery Equipment - 2.2%

Electronics For Imaging, Inc.†#	40,187	1,591,807
Kornit Digital, Ltd.†#	54,231	629,080

		2,220,887

Diagnostic Equipment - 1.2%

Cepheid†	42,832	1,271,254

Disposable Medical Products - 1.3%

C.R. Bard, Inc.	7,043	1,354,932

Distribution/Wholesale - 1.3%

LKQ Corp.†	47,974	1,324,082

Drug Delivery Systems - 1.2%

DexCom, Inc.†	15,629	1,016,823
Revance Therapeutics, Inc.†#	11,235	198,691

		1,215,514

E-Commerce/Services - 0.4%

Match Group, Inc.†#	39,544	430,634

Electronic Components-Semiconductors - 1.5%

Cavium, Inc.†	5,718	340,164
Qorvo, Inc.†	25,818	1,163,875

		1,504,039

Electronic Connectors - 1.5%

Amphenol Corp., Class A	28,381	1,506,180

Enterprise Software/Service - 1.6%

Evolent Health, Inc.†#	34,058	342,283
Guidewire Software, Inc.†	14,069	692,617
OPOWER, Inc.†#	71,058	587,649

		1,622,549

Finance-Consumer Loans - 0.9%

SLM Corp.†	162,009	946,133

Food-Canned - 1.7%

TreeHouse Foods, Inc.†	20,957	1,769,190

Food-Misc./Diversified - 3.1%

Blue Buffalo Pet Products, Inc.†#	42,614	779,836
Hain Celestial Group, Inc.†	21,719	802,951
McCormick & Co., Inc.	16,794	1,566,209

		3,148,996

Food-Retail - 1.5%

Whole Foods Market, Inc.	50,744	1,588,795

Hazardous Waste Disposal - 1.4%

Stericycle, Inc.†#	12,303	1,401,681

Instruments-Controls - 2.7%

Mettler-Toledo International, Inc.†	4,532	1,427,172
Sensata Technologies Holding NV†	38,797	1,323,366

		2,750,538

Instruments-Scientific - 1.2%

PerkinElmer, Inc.	26,477	1,251,303

Internet Application Software - 0.7%

Splunk, Inc.†	17,241	751,708

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	5,653	784,015

Machinery-General Industrial - 2.1%

Middleby Corp.†	23,696	2,194,250

Machinery-Pumps - 3.3%

Graco, Inc.	17,401	1,362,846
Xylem, Inc.	52,809	1,975,585

		3,338,431

Medical Products - 3.5%

ABIOMED, Inc.†	7,309	584,793
Henry Schein, Inc.†	8,888	1,470,520
Teleflex, Inc.#	10,376	1,481,900

		3,537,213

Medical-Biomedical/Gene - 1.9%

Achillion Pharmaceuticals, Inc.†	39,508	291,964
Alder Biopharmaceuticals, Inc.†#	8,126	154,313
Corium International, Inc.†#	52,700	241,366
Dynavax Technologies Corp.†#	16,835	271,380
Medivation, Inc.†	10,953	391,789
Otonomy, Inc.†	14,487	183,550

Ultragenyx Pharmaceutical, Inc.†#	7,490	456,815

		1,991,177

Medical-Drugs - 2.8%

Alkermes PLC†	19,349	624,392
Amicus Therapeutics, Inc.†#	39,224	241,620
Cempra, Inc.†#	50,830	855,469
Cidara Therapeutics, Inc.†#	12,400	124,248
Galapagos NV ADR†#	16,036	657,957
Ophthotech Corp.†	7,734	348,339

		2,852,025

Medical-Hospitals - 2.5%

Acadia Healthcare Co., Inc.†	20,179	1,118,118
Adeptus Health, Inc., Class A†#	25,825	1,469,959

		2,588,077

Office Supplies & Forms - 0.6%

Avery Dennison Corp.	9,799	638,111

Oil Companies-Exploration & Production - 0.5%

Concho Resources, Inc.†	5,758	519,602

Oil Field Machinery & Equipment - 0.6%

Dril-Quip, Inc.†	11,000	596,750

Physicians Practice Management - 0.8%

MEDNAX, Inc.†	11,575	775,988

Power Converter/Supply Equipment - 0.7%

Hubbell, Inc.	7,387	733,972

Real Estate Investment Trusts - 1.7%

Equinix, Inc.	5,843	1,774,461

Retail-Apparel/Shoe - 4.3%

Burlington Stores, Inc.†	23,710	1,329,183
Kate Spade & Co.†	92,780	1,838,899
PVH Corp.	15,922	1,260,226

		4,428,308

Retail-Auto Parts - 1.1%

Advance Auto Parts, Inc.	7,356	1,091,925

Retail-Gardening Products - 2.6%

Tractor Supply Co.	31,236	2,641,629

Retail-Home Furnishings - 1.0%

Restoration Hardware Holdings, Inc.†#	27,003	1,025,844

Retail-Misc./Diversified - 1.6%

Five Below, Inc.†#	42,450	1,627,957

Retail-Perfume & Cosmetics - 2.2%

Ulta Salon Cosmetics & Fragrance, Inc.†	13,650	2,254,843

Retail-Pet Food & Supplies - 0.3%

Freshpet, Inc.†#	44,253	294,282

Retail-Restaurants - 6.1%

Bloomin’ Brands, Inc.	35,428	612,550
Jack in the Box, Inc.	22,797	1,567,294
Panera Bread Co., Class A†	13,359	2,767,985
Shake Shack, Inc.†#	7,227	300,860
Zoe’s Kitchen, Inc.†#	29,565	1,032,705

		6,281,394

Telecom Services - 1.7%

Level 3 Communications, Inc.†	34,952	1,696,920

Television - 0.4%

AMC Networks, Inc., Class A†	5,909	387,276

Therapeutics - 0.3%

Voyager Therapeutics, Inc.†#	31,300	299,541

Transactional Software - 2.1%

Black Knight Financial Services, Inc., Class A†#	71,721	2,102,142

Transport-Rail - 1.5%

Kansas City Southern	19,077	1,558,782

Web Hosting/Design - 0.6%

GoDaddy, Inc., Class A†#	18,439	578,063

Total Long-Term Investment Securities
(cost $102,969,953)		100,556,381

SHORT-TERM INVESTMENT SECURITIES - 16.9%
Registered Investment Companies - 16.9%

SSgA U.S. Government Money Market Fund 0.00%(2)	1,097,037	1,097,037
State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	16,231,167	16,231,167

Total Short-Term Investment Securities
(cost $17,328,204)		17,328,204

TOTAL INVESTMENTS
(cost $120,298,157)(3)	115.2%	117,884,585
Liabilities in excess of other assets	(15.2)	(15,529,370)

NET ASSETS	100.0%	$102,355,215

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $19,183,599. This was secured by collateral of $16,231,167, which was received in cash and subsequently invested in short-term investments currently valued at $16,231,167 as reported in the Portfolio of Investments. Additional collateral of $3,670,460 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	03/17/2016 to 07/21/2016	$562,085
United States Treasury Notes/Bonds	0.13% to 8.88%	04/15/2016 to 05/15/2045	3,108,375

(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$100,556,381	$—	$—	$100,556,381
Short-Term Investment Securities	17,328,204	—	—	17,328,204

Total Investments at Value	$117,884,585	$—	$—	$117,884,585

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 100.1%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	92,754	$1,984,008
Omnicom Group, Inc.	55,298	4,302,737

		6,286,745

Aerospace/Defense - 1.5%

Boeing Co.#	143,756	16,989,084
General Dynamics Corp.	67,830	9,243,194
Lockheed Martin Corp.	60,324	13,017,316
Northrop Grumman Corp.	41,631	8,002,311
Raytheon Co.	68,729	8,512,087
Rockwell Collins, Inc.	30,004	2,627,450

		58,391,442

Aerospace/Defense-Equipment - 0.5%

Harris Corp.	28,399	2,215,690
United Technologies Corp.	177,561	17,155,944

		19,371,634

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.	53,202	1,939,745
Monsanto Co.	100,398	9,034,816
Mosaic Co.	76,545	2,039,924

		13,014,485

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	136,213	4,762,006

Airlines - 0.7%

American Airlines Group, Inc.#	143,879	5,899,039
Delta Air Lines, Inc.	179,522	8,660,141
Southwest Airlines Co.	148,451	6,227,519
United Continental Holdings, Inc.†	85,098	4,872,712

		25,659,411

Apparel Manufacturers - 0.4%

Hanesbrands, Inc.#	89,438	2,548,088
Michael Kors Holdings, Ltd.†	42,012	2,379,980
Ralph Lauren Corp.	13,425	1,218,453
Under Armour, Inc., Class A†#	41,114	3,440,831
VF Corp.	77,848	5,068,683

		14,656,035

Appliances - 0.1%

Whirlpool Corp.	17,849	2,772,307

Applications Software - 2.9%

Citrix Systems, Inc.†	35,112	2,480,663
Intuit, Inc.	60,262	5,823,720
Microsoft Corp.	1,823,334	92,771,234
Red Hat, Inc.†	41,727	2,726,859
Salesforce.com, Inc.†	142,472	9,652,478

		113,454,954

Athletic Footwear - 0.5%

NIKE, Inc., Class B	308,032	18,971,691

Audio/Video Products - 0.0%

Harman International Industries, Inc.	16,225	1,244,133

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.#	889,713	11,130,310
General Motors Co.	323,246	9,516,362

		20,646,672

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	80,680	4,155,020

Auto/Truck Parts & Equipment-Original - 0.3%

BorgWarner, Inc.	51,164	1,672,040
Delphi Automotive PLC	63,933	4,263,052
Johnson Controls, Inc.	147,840	5,390,246

		11,325,338

Banks-Commercial - 0.3%

BB&T Corp.#	178,078	5,726,989
M&T Bank Corp.#	36,519	3,745,023
Regions Financial Corp.	297,988	2,240,870
Zions Bancorporation	46,629	994,130

		12,707,012

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	249,479	8,829,062
Citizens Financial Group, Inc.	120,493	2,317,080
Northern Trust Corp.	49,612	2,945,961
State Street Corp.	92,100	5,045,238

		19,137,341

Banks-Super Regional - 2.4%

Capital One Financial Corp.	121,445	7,982,580
Comerica, Inc.	40,342	1,362,753
Fifth Third Bancorp	181,315	2,766,867
Huntington Bancshares, Inc.	181,847	1,591,161
KeyCorp#	190,682	2,011,695
PNC Financial Services Group, Inc.	115,913	9,424,886
SunTrust Banks, Inc.	116,325	3,859,664
US Bancorp	375,314	14,457,095
Wells Fargo & Co.	1,060,985	49,781,416

		93,238,117

Beverages-Non-alcoholic - 2.1%

Coca-Cola Co.	893,436	38,533,895
Coca-Cola Enterprises, Inc.	47,660	2,311,987
Dr Pepper Snapple Group, Inc.	43,117	3,946,499
Monster Beverage Corp.†	34,243	4,297,496
PepsiCo, Inc.	332,543	32,529,356

		81,619,233

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	23,199	2,284,405
Constellation Brands, Inc., Class A	39,523	5,589,738

		7,874,143

Brewery - 0.1%

Molson Coors Brewing Co., Class B	41,425	3,532,310

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	34,126	853,150
Discovery Communications, Inc., Class C	58,885	1,451,515
Scripps Networks Interactive, Inc., Class A†#	21,597	1,279,407

		3,584,072

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	15,097	2,153,134
Vulcan Materials Co.	30,432	2,998,465

		5,151,599

Building Products-Wood - 0.1%

Masco Corp.	76,804	2,165,873

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	74,903	2,001,408
Lennar Corp., Class A#	40,868	1,714,004
PulteGroup, Inc.	72,522	1,246,653

		4,962,065

Cable/Satellite TV - 1.2%

Cablevision Systems Corp., Class A	50,802	1,652,589

Comcast Corp., Class A	557,377	32,177,374
Time Warner Cable, Inc.	64,643	12,337,763

		46,167,726

Casino Hotels - 0.0%

Wynn Resorts, Ltd.#	18,547	1,529,757

Chemicals-Diversified - 1.1%

Dow Chemical Co.	256,684	12,477,409
E.I. du Pont de Nemours & Co.#	200,050	12,177,044
Eastman Chemical Co.	33,922	2,176,096
FMC Corp.#	30,501	1,148,058
LyondellBasell Industries NV, Class A	82,073	6,583,075
PPG Industries, Inc.	61,464	5,933,120

		40,494,802

Chemicals-Specialty - 0.2%

Ecolab, Inc.	60,666	6,221,299
International Flavors & Fragrances, Inc.#	18,318	1,892,066

		8,113,365

Coal - 0.0%

CONSOL Energy, Inc.#	52,284	451,211

Coatings/Paint - 0.1%

Sherwin-Williams Co.	18,064	4,886,312

Coffee - 0.1%

Keurig Green Mountain, Inc.	26,515	2,437,789

Commercial Services - 0.2%

Cintas Corp.	19,961	1,676,524
Nielsen Holdings PLC	83,100	4,183,254
Quanta Services, Inc.†	36,467	739,916

		6,599,694

Commercial Services-Finance - 0.9%

Automatic Data Processing, Inc.	105,276	8,915,825
Equifax, Inc.	27,044	2,836,375
H&R Block, Inc.#	53,838	1,770,193
McGraw Hill Financial, Inc.	61,699	5,536,868
Moody’s Corp.	39,261	3,486,377
PayPal Holdings, Inc.†	253,767	9,678,673
Total System Services, Inc.	38,638	1,683,844
Western Union Co.#	115,336	2,106,035

		36,014,190

Computer Aided Design - 0.1%

Autodesk, Inc.†	51,633	2,671,491

Computer Services - 1.4%

Accenture PLC, Class A	142,619	14,298,981
Cognizant Technology Solutions Corp., Class A†	138,799	7,908,767
CSRA, Inc.	31,432	815,660
Hewlett Packard Enterprise Co.	410,466	5,446,884
International Business Machines Corp.#	203,724	26,693,956
Teradata Corp.†	30,359	757,457

		55,921,705

Computer Software - 0.1%

Akamai Technologies, Inc.†	40,617	2,192,099

Computers - 3.3%

Apple, Inc.	1,272,634	123,050,982
HP, Inc.	412,335	4,407,861

		127,458,843

Computers-Memory Devices - 0.5%

EMC Corp.	442,562	11,564,145
NetApp, Inc.	66,731	1,657,598
SanDisk Corp.	45,810	3,310,230
Seagate Technology PLC#	68,258	2,140,571
Western Digital Corp.	52,892	2,302,389

		20,974,933

Consulting Services - 0.1%

Verisk Analytics, Inc.†	35,580	2,591,647

Consumer Products-Misc. - 0.4%

Clorox Co.#	29,467	3,725,218
Kimberly-Clark Corp.	82,858	10,796,398

		14,521,616

Containers-Metal/Glass - 0.1%

Ball Corp.	31,117	2,060,879
Owens-Illinois, Inc.†	36,713	549,226

		2,610,105

Containers-Paper/Plastic - 0.1%

Sealed Air Corp.	45,064	2,060,777
WestRock Co.	58,689	1,981,927

		4,042,704

Cosmetics & Toiletries - 1.8%

Colgate-Palmolive Co.	204,733	13,438,674
Estee Lauder Cos., Inc., Class A	50,806	4,640,112
Procter & Gamble Co.	621,002	49,860,251

		67,939,037

Cruise Lines - 0.2%

Carnival Corp.	105,066	5,038,965
Royal Caribbean Cruises, Ltd.#	39,169	2,912,999

		7,951,964

Data Processing/Management - 0.3%

Dun & Bradstreet Corp.	8,248	790,076
Fidelity National Information Services, Inc.	63,328	3,688,856
Fiserv, Inc.†	52,167	4,988,730
Paychex, Inc.	73,245	3,764,061

		13,231,723

Dental Supplies & Equipment - 0.1%

DENTSPLY SIRONA, Inc.	31,926	1,946,209
Patterson Cos., Inc.#	19,065	828,184

		2,774,393

Diagnostic Equipment - 1.0%

Abbott Laboratories	340,502	13,191,047
Danaher Corp.	136,089	12,148,665
Thermo Fisher Scientific, Inc.	91,099	11,769,080

		37,108,792

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	38,049	2,510,093

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	16,865	3,244,489

Distribution/Wholesale - 0.2%

Fastenal Co.#	66,126	2,994,847
Genuine Parts Co.	34,413	3,102,332
WW Grainger, Inc.#	13,186	2,860,043

		8,957,222

Diversified Banking Institutions - 3.3%

Bank of America Corp.	2,376,770	29,757,161
Citigroup, Inc.	679,989	26,417,573
Goldman Sachs Group, Inc.	90,546	13,539,343
JPMorgan Chase & Co.	840,261	47,306,694
Morgan Stanley	344,733	8,514,905

		125,535,676

Diversified Manufacturing Operations - 2.9%

3M Co.	140,544	22,047,137
Dover Corp.	35,373	2,149,971
Eaton Corp. PLC	105,639	5,990,788
General Electric Co.	2,154,304	62,776,419
Illinois Tool Works, Inc.	74,674	7,038,024
Ingersoll-Rand PLC	59,587	3,310,654
Parker-Hannifin Corp.#	31,039	3,141,147
Pentair PLC#	41,145	1,963,028
Textron, Inc.	62,468	2,133,282

		110,550,450

Diversified Operations - 0.0%

Leucadia National Corp.	76,091	1,099,515

E-Commerce/Products - 1.4%

Amazon.com, Inc.†	87,740	48,478,105
eBay, Inc.†	252,138	6,000,884

		54,478,989

E-Commerce/Services - 0.5%

Expedia, Inc.	26,865	2,796,915
Priceline Group, Inc.†	11,364	14,377,847
TripAdvisor, Inc.†	25,792	1,614,579

		18,789,341

Electric Products-Misc. - 0.3%

AMETEK, Inc.	54,300	2,520,063
Emerson Electric Co.	149,410	7,295,690

		9,815,753

Electric-Distribution - 0.1%

PPL Corp.	153,344	5,365,507

Electric-Integrated - 2.9%

AES Corp.	153,589	1,505,172
Ameren Corp.	55,384	2,600,279
American Electric Power Co., Inc.	112,035	6,918,161
CMS Energy Corp.	63,246	2,502,012
Consolidated Edison, Inc.	66,924	4,685,349
Dominion Resources, Inc.	135,892	9,501,569
DTE Energy Co.	40,967	3,446,144
Duke Energy Corp.	157,120	11,670,874
Edison International	74,370	5,069,059
Entergy Corp.	40,719	2,940,319
Eversource Energy	72,403	3,931,483
Exelon Corp.	209,901	6,609,782
FirstEnergy Corp.	96,564	3,231,997
NextEra Energy, Inc.	105,123	11,859,977
Pepco Holdings, Inc.	57,891	1,515,586
PG&E Corp.	111,952	6,351,037
Pinnacle West Capital Corp.	25,303	1,741,605
Public Service Enterprise Group, Inc.	115,492	4,926,889
SCANA Corp.	32,622	2,121,082
Southern Co.#	207,476	9,996,194
TECO Energy, Inc.	53,694	1,474,974
WEC Energy Group, Inc.	72,059	4,060,525
Xcel Energy, Inc.	115,842	4,580,393

		113,240,462

Electronic Components-Misc. - 0.1%

Corning, Inc.	254,018	4,648,530
Garmin, Ltd.#	26,938	1,091,258

		5,739,788

Electronic Components-Semiconductors - 1.9%

Broadcom, Ltd.	88,758	11,890,909
Intel Corp.	1,077,167	31,873,372
Microchip Technology, Inc.#	46,365	2,062,779
Micron Technology, Inc.†	247,836	2,634,497
NVIDIA Corp.	116,665	3,658,614
Qorvo, Inc.†	29,470	1,328,508
Skyworks Solutions, Inc.	43,632	2,899,346
Texas Instruments, Inc.	231,551	12,276,834
Xilinx, Inc.	58,658	2,769,831

		71,394,690

Electronic Connectors - 0.2%

Amphenol Corp., Class A	70,364	3,734,217
TE Connectivity, Ltd.	88,179	5,019,149

		8,753,366

Electronic Forms - 0.3%

Adobe Systems, Inc.†	113,857	9,694,924

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	75,647	2,825,415
FLIR Systems, Inc.	31,531	976,200

		3,801,615

Electronic Security Devices - 0.1%

Allegion PLC	21,893	1,379,259
Tyco International PLC	96,499	3,394,835

		4,774,094

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	17,893	2,099,028

Energy-Alternate Sources - 0.0%

First Solar, Inc.†	17,277	1,241,698

Engineering/R&D Services - 0.1%

Fluor Corp.	32,325	1,488,243
Jacobs Engineering Group, Inc.†	27,975	1,081,234

		2,569,477

Engines-Internal Combustion - 0.1%

Cummins, Inc.	37,494	3,658,290

Enterprise Software/Service - 0.7%

CA, Inc.	67,543	1,978,334
Oracle Corp.	730,793	26,878,567

		28,856,901

Entertainment Software - 0.2%

Activision Blizzard, Inc.	115,162	3,647,181
Electronic Arts, Inc.†	70,946	4,557,571

		8,204,752

Finance-Consumer Loans - 0.2%

Navient Corp.	82,701	895,652
Synchrony Financial†	190,330	5,129,393

		6,025,045

Finance-Credit Card - 1.8%

Alliance Data Systems Corp.†	13,955	2,932,364
American Express Co.	190,966	10,613,890
Discover Financial Services	97,578	4,529,571
MasterCard, Inc., Class A	226,027	19,646,267
Visa, Inc., Class A	444,298	32,162,732

		69,884,824

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	273,466	6,850,323
E*TRADE Financial Corp.†	66,859	1,568,512

		8,418,835

Finance-Other Services - 0.4%

CME Group, Inc.	77,206	7,059,717
Intercontinental Exchange, Inc.	27,105	6,463,458
Nasdaq, Inc.	26,242	1,660,856

		15,184,031

Food-Confectionery - 0.2%

Hershey Co.	32,797	2,980,919
J.M. Smucker Co.	27,317	3,484,830

		6,465,749

Food-Meat Products - 0.2%

Hormel Foods Corp.	61,586	2,618,021
Tyson Foods, Inc., Class A	67,484	4,369,589

		6,987,610

Food-Misc./Diversified - 1.2%

Campbell Soup Co.	40,996	2,531,503
ConAgra Foods, Inc.	98,817	4,156,243
General Mills, Inc.	136,429	8,028,847
Kellogg Co.	58,245	4,311,295
Kraft Heinz Co.	135,723	10,453,386
McCormick & Co., Inc.#	26,544	2,475,493
Mondelez International, Inc., Class A	362,746	14,702,095

		46,658,862

Food-Retail - 0.3%

Kroger Co.#	222,198	8,867,922
Whole Foods Market, Inc.	77,898	2,438,987

		11,306,909

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	119,837	5,288,407

Gas-Distribution - 0.3%

AGL Resources, Inc.	27,446	1,774,384
CenterPoint Energy, Inc.	98,212	1,829,690
NiSource, Inc.	72,740	1,562,455
Sempra Energy	53,824	5,194,554

		10,361,083

Gold Mining - 0.1%

Newmont Mining Corp.	120,777	3,119,670

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†#	19,399	2,210,128

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.#	60,969	2,317,432

Home Furnishings - 0.0%

Leggett & Platt, Inc.	31,065	1,387,363

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	44,020	2,999,963
Starwood Hotels & Resorts Worldwide, Inc.	38,508	2,661,288
Wyndham Worldwide Corp.	26,503	1,930,478

		7,591,729

Human Resources - 0.0%

Robert Half International, Inc.	30,287	1,193,005

Independent Power Producers - 0.0%

NRG Energy, Inc.	71,714	773,077

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.#	30,134	3,136,648

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	44,256	5,862,592
Airgas, Inc.	14,803	2,094,921
Praxair, Inc.	65,019	6,618,284

		14,575,797

Instruments-Controls - 0.5%

Honeywell International, Inc.	175,919	17,829,391

Instruments-Scientific - 0.1%

PerkinElmer, Inc.	25,550	1,207,493
Waters Corp.†	18,641	2,242,699

		3,450,192

Insurance Brokers - 0.4%

Aon PLC	62,525	5,958,007
Marsh & McLennan Cos., Inc.	119,072	6,793,058
Willis Towers Watson PLC	31,379	3,555,868

		16,306,933

Insurance-Life/Health - 0.5%

Aflac, Inc.	97,408	5,797,724
Lincoln National Corp.	56,488	2,063,507
Principal Financial Group, Inc.	62,146	2,349,740
Prudential Financial, Inc.	102,489	6,773,498
Torchmark Corp.#	26,181	1,340,991
Unum Group	55,570	1,585,412

		19,910,872

Insurance-Multi-line - 1.4%

Allstate Corp.	88,407	5,610,308
American International Group, Inc.(1)	282,363	14,174,623
Assurant, Inc.	15,029	1,068,562
Chubb, Ltd.	105,193	12,152,947
Cincinnati Financial Corp.	33,661	2,125,356
Hartford Financial Services Group, Inc.	93,498	3,938,136
Loews Corp.	63,898	2,322,692
MetLife, Inc.	253,742	10,038,034
XL Group PLC	67,967	2,336,705

		53,767,363

Insurance-Property/Casualty - 0.3%

Progressive Corp.	133,419	4,258,734
Travelers Cos., Inc.	69,442	7,466,404

		11,725,138

Insurance-Reinsurance - 1.5%

Berkshire Hathaway, Inc., Class B†	427,635	57,375,788

Internet Content-Entertainment - 1.7%

Facebook, Inc., Class A†	518,258	55,412,145
Netflix, Inc.†	97,556	9,112,706

		64,524,851

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	16,065	1,544,971

Internet Security - 0.1%

Symantec Corp.	154,197	2,977,544
VeriSign, Inc.†#	22,398	1,892,407

		4,869,951

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.	12,335	1,710,741
Ameriprise Financial, Inc.	39,743	3,336,425
BlackRock, Inc.	28,824	8,991,935
Franklin Resources, Inc.	86,497	3,100,917
Invesco, Ltd.	96,751	2,587,122
Legg Mason, Inc.	24,590	702,290
T. Rowe Price Group, Inc.	57,315	3,961,040

		24,390,470

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.#	132,902	8,997,465

Machinery-Farming - 0.1%

Deere & Co.#	71,162	5,705,769

Machinery-General Industrial - 0.1%

Roper Technologies, Inc.	23,010	3,864,069

Machinery-Pumps - 0.1%

Flowserve Corp.#	29,872	1,255,222
Xylem, Inc.	40,942	1,531,640

		2,786,862

Medical Information Systems - 0.1%

Cerner Corp.†	69,500	3,548,670

Medical Instruments - 1.1%

Boston Scientific Corp.†	307,056	5,213,811
Edwards Lifesciences Corp.†	49,238	4,283,706
Intuitive Surgical, Inc.†	8,529	4,802,339
Medtronic PLC	320,971	24,839,945
St. Jude Medical, Inc.	64,520	3,464,079

		42,603,880

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	23,100	2,537,304
Quest Diagnostics, Inc.	32,721	2,176,928

		4,714,232

Medical Products - 0.7%

Baxter International, Inc.#	124,863	4,933,337
Becton Dickinson and Co.	48,103	7,092,787
Henry Schein, Inc.†	18,929	3,131,803
Stryker Corp.	72,094	7,200,749
Varian Medical Systems, Inc.†#	22,115	1,729,835
Zimmer Biomet Holdings, Inc.	40,849	3,954,592

		28,043,103

Medical-Biomedical/Gene - 2.8%

Alexion Pharmaceuticals, Inc.†	51,433	7,241,766
Amgen, Inc.	172,184	24,498,340
Biogen, Inc.†	50,880	13,199,290
Celgene Corp.†	179,335	18,082,348
Gilead Sciences, Inc.	328,966	28,702,284
Illumina, Inc.†	33,418	5,020,720
Regeneron Pharmaceuticals, Inc.†	17,721	6,805,218
Vertex Pharmaceuticals, Inc.†	56,088	4,794,963

		108,344,929

Medical-Drugs - 6.2%

AbbVie, Inc.	373,150	20,377,722
Allergan PLC†	89,964	26,099,456
Baxalta, Inc.	133,198	5,130,787
Bristol-Myers Squibb Co.	380,806	23,583,316
Eli Lilly & Co.	222,781	16,040,232
Endo International PLC†	47,516	1,986,644
Johnson & Johnson	631,587	66,449,268
Mallinckrodt PLC†	26,466	1,721,084
Merck & Co., Inc.	637,659	32,016,858
Pfizer, Inc.	1,409,060	41,806,810
Zoetis, Inc.	104,564	4,293,398

		239,505,575

Medical-Generic Drugs - 0.2%

Mylan NV†#	94,287	4,249,515
Perrigo Co. PLC	33,418	4,219,023

		8,468,538

Medical-HMO - 1.5%

Aetna, Inc.	79,595	8,646,405
Anthem, Inc.	59,592	7,788,078
Cigna Corp.	58,800	8,209,068
Humana, Inc.	33,834	5,987,603
UnitedHealth Group, Inc.	217,558	25,911,158

		56,542,312

Medical-Hospitals - 0.2%

HCA Holdings, Inc. †#	71,652	4,959,035
Tenet Healthcare Corp.†#	22,751	564,680
Universal Health Services, Inc., Class B	20,815	2,297,351

		7,821,066

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	44,591	3,862,472
Cardinal Health, Inc.	75,094	6,135,180
McKesson Corp.	52,525	8,173,941

		18,171,593

Metal-Aluminum - 0.1%

Alcoa, Inc.#	299,052	2,670,534

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.#	285,327	2,177,045

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	43,794	1,890,587

Multimedia - 1.5%

Time Warner, Inc.	182,491	12,080,904
Twenty-First Century Fox, Inc., Class A	267,238	7,220,771
Twenty-First Century Fox, Inc., Class B	98,427	2,673,277
Viacom, Inc., Class B	79,245	2,920,178
Walt Disney Co.	347,169	33,161,583

		58,056,713

Networking Products - 0.8%

Cisco Systems, Inc.	1,158,674	30,334,085

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	54,690	2,499,333
Waste Management, Inc.	94,783	5,293,631

		7,792,964

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.#	44,979	815,020
Xerox Corp.	217,227	2,087,551

		2,902,571

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	20,795	1,354,170

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.#	14,715	294,447
Ensco PLC, Class A#	53,761	466,108
Helmerich & Payne, Inc.#	24,604	1,303,274
Transocean, Ltd.#	78,045	675,089

		2,738,918

Oil Companies-Exploration & Production - 1.6%

Anadarko Petroleum Corp.	115,990	4,401,820
Apache Corp.	86,286	3,303,028
Cabot Oil & Gas Corp.	104,515	2,103,887
California Resources Corp.	16,387	9,211
Chesapeake Energy Corp.#	118,132	308,325
Cimarex Energy Co.#	21,584	1,813,704
Concho Resources, Inc.†	29,479	2,660,185
ConocoPhillips	281,821	9,534,004
Devon Energy Corp.	116,482	2,292,366
EOG Resources, Inc.	125,477	8,123,381
EQT Corp.	34,819	1,940,811
Hess Corp.	59,650	2,600,740
Newfield Exploration Co.†	43,745	1,191,176
Noble Energy, Inc.	97,152	2,865,984
Occidental Petroleum Corp.	174,332	11,997,528
Pioneer Natural Resources Co.	36,797	4,435,142
Range Resources Corp.#	38,661	917,426
Southwestern Energy Co.†#	87,751	507,201

		61,005,919

Oil Companies-Integrated - 3.0%

Chevron Corp.	429,597	35,845,574
Exxon Mobil Corp.	950,239	76,161,656
Marathon Oil Corp.	154,592	1,269,200
Murphy Oil Corp.#	36,911	634,131

		113,910,561

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp.†	43,624	2,859,989
FMC Technologies, Inc.†	52,039	1,276,517
National Oilwell Varco, Inc.#	85,769	2,510,459

		6,646,965

Oil Refining & Marketing - 0.6%

Marathon Petroleum Corp.	121,658	4,166,787
Phillips 66#	108,370	8,603,494
Tesoro Corp.	27,480	2,217,086
Valero Energy Corp.	109,909	6,603,333

		21,590,700

Oil-Field Services - 0.8%

Baker Hughes, Inc.	99,542	4,267,365
Halliburton Co.	195,349	6,305,866
Schlumberger, Ltd.	287,862	20,645,463

		31,218,694

Paper & Related Products - 0.1%

International Paper Co.	94,630	3,378,291

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	154,368	10,864,420

Pipelines - 0.4%

Columbia Pipeline Group, Inc.	88,820	1,612,083
Kinder Morgan, Inc.	417,683	7,555,885
ONEOK, Inc.	47,770	1,146,480
Spectra Energy Corp.#	153,257	4,475,104
Williams Cos., Inc.	155,740	2,490,283

		17,279,835

Publishing-Newspapers - 0.0%

News Corp., Class A	87,092	942,335
News Corp., Class B#	24,607	280,766

		1,223,101

Real Estate Investment Trusts - 2.8%

American Tower Corp.	96,685	8,914,357
Apartment Investment & Management Co., Class A	35,706	1,307,197
AvalonBay Communities, Inc.	31,244	5,362,720
Boston Properties, Inc.	35,056	4,001,292
Crown Castle International Corp.	76,187	6,590,176
Equinix, Inc.	15,644	4,750,926
Equity Residential	83,147	6,193,620
Essex Property Trust, Inc.	15,073	3,154,477
Extra Space Storage, Inc.	28,180	2,314,987
Federal Realty Investment Trust	15,847	2,346,307
General Growth Properties, Inc.	132,912	3,657,738
HCP, Inc.	106,151	3,139,947
Host Hotels & Resorts, Inc.	171,564	2,626,645
Iron Mountain, Inc.	43,860	1,288,607
Kimco Realty Corp.	94,343	2,523,675
Macerich Co.	30,719	2,429,259
Prologis, Inc.	119,680	4,602,893
Public Storage	33,596	8,381,866
Realty Income Corp.#	56,974	3,335,258
Simon Property Group, Inc.	70,626	13,399,871
SL Green Realty Corp.	22,758	2,006,800
Ventas, Inc.	76,007	4,231,310
Vornado Realty Trust	40,454	3,493,607
Welltower, Inc.	80,777	5,151,957
Weyerhaeuser Co.	179,917	4,674,233

		109,879,725

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	66,361	1,686,233

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	21,189	1,092,717

Retail-Apparel/Shoe - 0.4%

Coach, Inc.	63,347	2,466,732
Gap, Inc.#	52,291	1,445,846
L Brands, Inc.	58,139	4,929,606
PVH Corp.	18,841	1,491,265
Ross Stores, Inc.	92,447	5,082,736
Urban Outfitters, Inc.†	19,817	524,953

		15,941,138

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	16,717	2,481,471
AutoZone, Inc.†	6,959	5,390,233
O’Reilly Automotive, Inc.†	22,516	5,861,365

		13,733,069

Retail-Automobile - 0.1%

AutoNation, Inc.†#	17,423	896,762
CarMax, Inc.†#	46,254	2,139,710

		3,036,472

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†#	38,095	1,826,655

Retail-Building Products - 1.3%

Home Depot, Inc.	289,409	35,921,445
Lowe’s Cos., Inc.	208,883	14,105,869

		50,027,314

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A#	24,079	742,115

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	68,060	2,204,463

Retail-Discount - 1.5%

Costco Wholesale Corp.	99,843	14,979,445
Dollar General Corp.	66,409	4,930,868
Dollar Tree, Inc.†#	53,595	4,300,999
Target Corp.#	140,621	11,031,718
Wal-Mart Stores, Inc.#	358,126	23,758,079

		59,001,109

Retail-Drug Store - 1.0%

CVS Health Corp.	252,758	24,560,495
Walgreens Boots Alliance, Inc.	198,824	15,695,166

		40,255,661

Retail-Gardening Products - 0.1%

Tractor Supply Co.	30,663	2,593,170

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.	18,154	1,967,893
Tiffany & Co.	25,461	1,654,456

		3,622,349

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	31,058	1,593,896
TJX Cos., Inc.	152,828	11,324,555

		12,918,451

Retail-Office Supplies - 0.0%

Staples, Inc.	146,914	1,388,337

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.#	43,329	2,022,165
Macy’s, Inc.	71,758	3,100,663

		5,122,828

Retail-Restaurants - 1.5%

Chipotle Mexican Grill, Inc.†.	7,119	3,624,710
Darden Restaurants, Inc.	26,324	1,681,577
McDonald’s Corp.	209,597	24,562,672
Starbucks Corp.	338,923	19,728,708
Yum! Brands, Inc.	93,293	6,760,944

		56,358,611

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	61,381	1,848,796

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.#	70,814	1,034,593

Security Services - 0.0%

ADT Corp.#	37,649	1,519,890

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	71,232	3,774,584
Linear Technology Corp.	54,588	2,381,128
QUALCOMM, Inc.	343,099	17,425,998

		23,581,710

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	262,303	4,949,658
KLA-Tencor Corp.	35,596	2,411,273
Lam Research Corp.	36,155	2,650,161

		10,011,092

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.#	29,930	2,716,447

Steel-Producers - 0.1%

Nucor Corp.	72,956	2,870,089

Telecom Services - 0.1%

Level 3 Communications, Inc.†	65,871	3,198,037

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.	81,029	2,001,416

Telephone-Integrated - 2.7%

AT&T, Inc.	1,404,266	51,887,629
CenturyLink, Inc.#	125,317	3,833,447
Frontier Communications Corp.#	266,658	1,442,620
Verizon Communications, Inc.	928,768	47,116,400

		104,280,096

Television - 0.2%

CBS Corp., Class B	98,998	4,789,523
TEGNA, Inc.	50,604	1,246,883

		6,036,406

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	14,512	2,608,242

Tobacco - 1.8%

Altria Group, Inc.	447,548	27,555,530
Philip Morris International, Inc.	353,645	32,192,304
Reynolds American, Inc.	189,201	9,541,407

		69,289,241

Tools-Hand Held - 0.1%

Snap-on, Inc.	13,256	1,917,745
Stanley Black & Decker, Inc.	34,177	3,212,980

		5,130,725

Toys - 0.1%

Hasbro, Inc.	25,602	1,942,424
Mattel, Inc.#	77,462	2,519,064

		4,461,488

Transport-Rail - 0.7%

CSX Corp.	222,543	5,372,188
Kansas City Southern	24,912	2,035,560
Norfolk Southern Corp.	68,152	4,986,682
Union Pacific Corp.	194,963	15,374,782

		27,769,212

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.	32,784	2,289,307
Expeditors International of Washington, Inc.	42,551	1,947,985
FedEx Corp.	59,944	8,205,135
Ryder System, Inc.	12,195	691,700
United Parcel Service, Inc., Class B	158,903	15,342,084

		28,476,211

Transport-Truck - 0.0%

J.B. Hunt Transport Services, Inc.	20,666	1,576,609

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	42,548	3,138,340

Web Portals/ISP - 2.6%

Alphabet, Inc., Class A†	66,499	47,694,413
Alphabet, Inc., Class C†	67,824	47,325,552
Yahoo!, Inc.†	198,315	6,304,434

		101,324,399

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	36,675	2,695,245

Total Long-Term Investment Securities
(cost $2,335,603,737)		3,863,480,617

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 1.3%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(3)	51,140,269	51,140,269

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.26% due 03/17/2016(4)	$3,100,000	3,099,699

Total Short-Term Investment Securities
(cost $54,239,918)		54,239,968

TOTAL INVESTMENTS
(cost $2,389,843,655)(5)	101.5%	3,917,720,585
Liabilities in excess of other assets	(1.5)	(58,525,190)

NET ASSETS	100.0%	$3,859,195,395

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security represents an investment in an affiliated company; see Note 4

(2)	At February 29, 2016, the Fund had loaned securities with a total value of $147,909,695. This was secured by collateral of $51,140,269, which was received in cash and subsequently invested in short-term investments currently valued at $51,140,269 as reported in the Portfolio of Investments. Additional collateral of $100,537,956 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
Federal Home Loan Mtg. Corp.	1.96% to 4.00%	11/07/2022 to 06/15/2044	$3,649
Federal National Mtg. Assoc.	2.00% to 5.50%	01/01/2025 to 02/25/2044	4,655
Government National Mtg. Assoc.	2.65%	05/16/2048	3
United States Treasury Bills	0.00%	03/17/2016 to 01/05/2017	9,435,034
United States Treasury Notes/Bonds	zero coupon to 8.88%	04/15/2016 to 05/15/2045	91,094,615

(3)	The rate shown is the 7-day yield as of February 29, 2016.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)

154	Long	S&P 500 E-Mini Index	March 2016	$15,649,047	$14,857,150	$(791,897)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,863,480,617	$—	$—	$3,863,480,617
Short-Term Investment Securities:
Registered Investment Companies	51,140,269	—	—	51,140,269
U.S. Government Treasuries	—	3,099,699	—	3,099,699

Total Investments at Value	$3,914,620,886	$3,099,699	$—	$3,917,720,585

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$791,897	$—	$—	$791,897

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Aerospace/Defense-Equipment - 2.1%

Triumph Group, Inc.	16,200	$493,452
United Technologies Corp.	15,870	1,533,359

		2,026,811

Agricultural Chemicals - 0.7%

Agrium, Inc.	7,800	670,254

Applications Software - 2.9%

Microsoft Corp.	55,054	2,801,148

Banks-Commercial - 1.1%

M&T Bank Corp.	10,690	1,096,259

Banks-Super Regional - 6.0%

PNC Financial Services Group, Inc.	25,693	2,089,098
Wells Fargo & Co.	81,466	3,822,385

		5,911,483

Beverages-Wine/Spirits - 0.5%

Diageo PLC ADR	4,620	474,012

Building & Construction Products-Misc. - 1.6%

Fortune Brands Home & Security, Inc.	31,780	1,595,992

Building-Residential/Commercial - 1.0%

PulteGroup, Inc.	54,640	939,262

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	18,214	1,051,494

Chemicals-Diversified - 1.4%

Dow Chemical Co.	27,513	1,337,407

Commercial Services - 1.3%

Nielsen Holdings PLC	26,200	1,318,908

Cruise Lines - 1.2%

Norwegian Cruise Line Holdings, Ltd.†	24,740	1,215,476

Diversified Banking Institutions - 6.8%

Citigroup, Inc.	51,080	1,984,458
Goldman Sachs Group, Inc.	6,532	976,730
JPMorgan Chase & Co.	66,807	3,761,234

		6,722,422

Diversified Manufacturing Operations - 7.2%

3M Co.	7,620	1,195,349
Eaton Corp. PLC	30,575	1,733,908
General Electric Co.	77,834	2,268,083
Illinois Tool Works, Inc.	8,362	788,119
Ingersoll-Rand PLC	19,894	1,105,311

		7,090,770

Electric-Integrated - 3.9%

Dominion Resources, Inc.	8,100	566,352
Edison International	16,124	1,099,012
Eversource Energy	26,724	1,451,113
NextEra Energy, Inc.	5,955	671,843

		3,788,320

Electronic Components-Semiconductors - 2.1%

Intel Corp.	70,422	2,083,787

Finance-Other Services - 1.0%

Intercontinental Exchange, Inc.	4,110	980,071

Food-Misc./Diversified - 2.1%

Ingredion, Inc.	8,800	890,736
Kraft Heinz Co.	15,621	1,203,129

		2,093,865

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	48,250	1,002,635

Insurance Brokers - 1.3%

Marsh & McLennan Cos., Inc.	21,425	1,222,296

Insurance-Life/Health - 0.9%

Principal Financial Group, Inc.	24,419	923,282

Insurance-Multi-line - 2.7%

Chubb, Ltd.	13,874	1,602,863
MetLife, Inc.	27,320	1,080,779

		2,683,642

Internet Security - 1.0%

Symantec Corp.	48,745	941,266

Investment Management/Advisor Services - 3.7%

Ameriprise Financial, Inc.	11,851	994,892
BlackRock, Inc.	5,368	1,674,601
Invesco, Ltd.	37,500	1,002,750

		3,672,243

Medical Instruments - 1.9%

Medtronic PLC	23,775	1,839,947

Medical Products - 0.6%

Baxter International, Inc.	14,030	554,325

Medical-Biomedical/Gene - 1.8%

Amgen, Inc.	7,336	1,043,766
Gilead Sciences, Inc.	8,440	736,390

		1,780,156

Medical-Drugs - 8.6%

Allergan PLC†	3,700	1,073,407
AstraZeneca PLC ADR#	35,500	1,017,785
Bristol-Myers Squibb Co.	24,660	1,527,194
Merck & Co., Inc.	52,058	2,613,832
Pfizer, Inc.	27,824	825,538
Roche Holding AG(1)	5,427	1,390,068

		8,447,824

Medical-HMO - 1.5%

UnitedHealth Group, Inc.	12,655	1,507,210

Multimedia - 1.0%

Thomson Reuters Corp.	27,580	1,009,428

Networking Products - 3.3%

Cisco Systems, Inc.	124,619	3,262,525

Oil Companies-Exploration & Production - 3.7%

Anadarko Petroleum Corp.	11,460	434,907
California Resources Corp.	1,081	608
EOG Resources, Inc.	18,260	1,182,153
Occidental Petroleum Corp.	11,510	792,118
Pioneer Natural Resources Co.	7,740	932,902
Southwestern Energy Co.†#	50,754	293,358

		3,636,046

Oil Companies-Integrated - 4.6%

Chevron Corp.	26,121	2,179,536
Exxon Mobil Corp.	20,807	1,667,681
Marathon Oil Corp.	88,198	724,106

		4,571,323

Oil-Field Services - 1.1%

Halliburton Co.	34,250	1,105,590

Paper & Related Products - 0.5%

International Paper Co.	14,645	522,827

Retail-Apparel/Shoe - 0.8%

PVH Corp.	10,050	795,457

Retail-Building Products - 2.4%

Home Depot, Inc.	10,964	1,360,852
Lowe’s Cos., Inc.	15,010	1,013,625

		2,374,477

Retail-Discount - 0.8%

Dollar General Corp.	11,100	824,175

Retail-Drug Store - 1.4%

CVS Health Corp.	13,704	1,331,618

Retail-Jewelry - 0.9%

Signet Jewelers, Ltd.	8,400	910,560

Retail-Major Department Stores - 0.6%

Nordstrom, Inc.#	11,410	585,561

Semiconductor Components-Integrated Circuits - 2.3%

Analog Devices, Inc.	10,069	533,557
Maxim Integrated Products, Inc.	50,105	1,696,555

		2,230,112

Steel-Producers - 1.2%

Nucor Corp.	11,565	454,967
Steel Dynamics, Inc.	42,026	764,453

		1,219,420

Telephone-Integrated - 1.8%

Verizon Communications, Inc.	35,395	1,795,588

Television - 1.2%

CBS Corp., Class B	24,645	1,192,325

Tobacco - 1.1%

British American Tobacco PLC(1)	19,869	1,081,541

Transport-Rail - 0.8%

Union Pacific Corp.	10,500	828,030

Total Long-Term Investment Securities
(cost $84,602,164)		97,049,170

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Registered Investment Companies - 1.9%

State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(3) (cost $1,888,637)	1,888,637	1,888,637

REPURCHASE AGREEMENTS - 1.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount $1,604,000 collateralized by $1,575,000 of United States Treasury Notes, bearing interest at 2.13%, due 01/31/2021 and having an approximate value of $1,641,158 (cost $1,604,000)	$1,604,000	1,604,000

TOTAL INVESTMENTS
(cost $88,094,801)(4)	102.0%	100,541,807
Liabilities in excess of other assets	(2.0)	(1,981,687)

NET ASSETS	100.0%	$98,560,120

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $2,471,609 representing 2.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $1,839,364. This was secured by collateral of $1,888,637, which was received in cash and subsequently invested in short-term investments currently valued at $1,888,637 as reported in the Portfolio of Investments. Additional collateral of $72,005 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	03/24/2016 to 07/21/2016	$13,955
United States Treasury Notes/Bonds	0.13% to 3.75%	04/15/2016 to 05/15/2045	58,050

(3)	The rate shown is the 7-day yield as of February 29, 2016.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$94,577,561	$2,471,609	**	$—	$97,049,170
Short-Term Investment Securities:	1,888,637	—		—	1,888,637
Repurchase Agreements	—	1,604,000		—	1,604,000

Total Investments at Value	$96,466,198	$4,075,609		$—	$100,541,807

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 29, 2016 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 29, 2016, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Transactions in options written during the period ended February 29, 2016 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2015	156,000	$968,230	226	$130,794
Options Written	624,000	7,062,246	1,015	611,595
Options terminated in closing purchase transactions	(675,000)	(5,845,979)	(219)	(124,614)
Options exercised	—	—	(156)	(86,880)
Options expired	—	—	(513)	(325,642)

Options Outstanding as of February 29, 2016	105,000	$2,184,497	353	$205,253

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure. The Funds’ derivative contracts held during the year are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of February 29, 2016, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts	Total
	Futures Contracts(1)	Options Purchased(2)	Futures Contracts(1)	Options Purchased(2)	Forward Foreign Currency Contracts(3)
Fund
Asset Allocation	$—	$—	$214,475	$—	$—	$214,475
Dynamic Allocation	—	—	—	1,082,960	—	1,082,960
Emerging Economies	—	—	110,500	—	—	110,500
Global Strategy	—	—	—	—	1,710,388	1,710,388

	Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts	Total
	Futures Contracts(1)	Options Written(2)	Futures Contracts(1)	Options Written(2)	Forward Foreign Currency Contracts(3)
Fund
Asset Allocation	$17,937	$—	$757,831	$—	$—	$775,768
Core Equity	—	—	4,620	—	—	4,620
Dynamic Allocation	—	—	132,000	602,762	—	734,762
Global Social Awareness	—	—	45,540	—	—	45,540
Global Strategy	—	—	—	—	3,106,366	3,106,366
Growth & Income	—	—	10,560	—	—	10,560
Health Sciences	—	—	—	129,030	—	129,030
International Equities Index	—	—	398,030	—	—	398,030
Mid Cap Index	—	—	315,180	—	—	315,180
Nasdaq-100® Index	—	—	73,025	—	—	73,025
Small Cap Index	—	—	117,420	—	—	117,420
Stock Index	—	—	101,640	—	—	101,640

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)	Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$(3,910,238)	International Equities Index	$(4,297,198)
Core Equity	(25,023)	Mid Cap Index	(1,324,993)
Dynamic Allocation	(116,958)	Nasdaq-100® Index	(667,466)
Emerging Economies	217,165	Small Cap Index	(1,054,507)
Global Social Awareness	(372,117)	Stock Index	(791,897)
Growth & Income	(12,207)

(2)	Reported at value on Portfolio of Investments.
(3)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.

Note 3. Repurchase Agreements

As of February 29, 2016, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.90%	$1,757,000
International Equities Index	10.67%	20,717,000
Mid Cap Index	9.44%	18,325,000
Money Market I	2.25%	4,372,000
Nasdaq-100® Index	5.03%	9,758,000
Small Cap Index	8.98%	17,438,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated February 29, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $194,145,000, a repurchase price of $194,145,054, and a maturity date of March 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.38%	11/15/2019	$181,265,000	$198,029,294

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended February 29, 2016, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2015	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 2/29/2016
VALIC Co. I Blue Chip Growth Fund	$11,055,863	$—	$1,125,042	$1,516,096	$1,406,210	$316,476	$(2,284,505)	$9,197,720
VALIC Co. I Broad Cap Value Income Fund	11,187,528	143,662	658,172	1,092,889	506,210	100,811	(2,333,631)	9,541,387
VALIC Co. I Capital Conservation Fund	15,110,877	259,066	28,061	694,602	2,108,694	(41,089)	(79,383)	13,576,313
VALIC Co. I Dividend Value Fund	6,603,063	150,854	681,248	1,006,734	503,726	63,627	(1,267,612)	5,902,086
VALIC Co. I Emerging Economies Fund	6,366,533	139,497	—	1,003,141	1,072,494	(313,134)	(1,407,213)	4,576,833
VALIC Co. I Foreign Value Fund	10,827,865	230,117	—	1,821,171	506,210	(26,311)	(2,585,825)	9,530,690
VALIC Co. I Global Real Estate Fund	2,133,092	62,153	88,694	209,058	101,242	(6,835)	(300,696)	1,933,377
VALIC Co. I Government Securities Fund	8,651,523	198,230	—	431,072	804,968	(12,797)	14,436	8,279,266
VALIC Co. I Growth & Income Fund	4,450,919	51,414	190,181	358,017	302,484	64,505	(691,875)	3,879,082
VALIC Co. I Growth Fund	11,041,206	62,152	1,538,734	1,891,942	906,210	133,476	(2,569,923)	9,590,491
VALIC Co. I Inflation Protected Fund	2,154,723	24,559	3,733	86,504	101,242	(3,455)	(68,943)	2,067,587
VALIC Co. I International Equities Fund	4,411,092	140,947	—	1,468,359	233,716	(2,761)	(938,307)	4,704,667
VALIC Co. I International Government Bond Fund	2,150,548	55,009	7,843	121,063	101,242	(11,728)	(18,343)	2,140,298
VALIC Co. I International Growth Fund	11,087,954	136,115	749,945	1,477,114	506,210	36,339	(2,669,093)	9,426,104
VALIC Co. I Large Cap Core Fund	8,942,406	276,023	1,451,428	1,960,295	804,968	25,518	(2,378,104)	7,745,147
VALIC Co. I Large Capital Growth Fund	8,884,446	72,637	375,354	680,834	604,968	(118,697)	(909,069)	7,932,546
VALIC Co. I Stock Index Fund	33,286,285	768,305	2,246,996	3,888,465	2,618,631	451,843	(5,777,269)	29,230,693
VALIC Co. I Value Fund	11,001,993	152,827	—	443,881	506,210	99,704	(1,555,078)	9,484,290
VALIC Co. II Capital Appreciation Fund	6,696,657	—	—	174,632	703,726	196,057	(655,516)	5,708,104
VALIC Co. II Core Bond Fund	17,296,081	—	—	465,687	2,309,936	(32,343)	(31,124)	15,388,365
VALIC Co. II High Yield Bond Fund	2,199,358	—	—	58,211	101,242	(3,930)	(155,941)	1,996,456
VALIC Co. II Mid Cap Growth Fund	4,394,225	—	—	116,422	202,484	(19,824)	(734,468)	3,553,871
VALIC Co. II Mid Cap Value Fund	4,426,907	—	—	116,421	202,484	10,321	(593,057)	3,758,108
VALIC Co. II Small Cap Growth Fund	4,375,680	—	—	516,421	202,484	13,969	(989,568)	3,714,018
VALIC Co. II Small Cap Value Fund	4,342,870	—	—	416,421	202,484	(7,806)	(588,418)	3,960,583
VALIC Co. II Strategic Bond Fund	6,522,000	—	—	174,633	303,726	(21,853)	(270,933)	6,100,121

	$219,601,694	$2,923,567	$9,145,431	$22,190,085	$17,924,201	$890,083	$(31,839,458)	$192,918,203

Stock Index Fund

Security	Value at 05/31/2015	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/29/2016
American International Group, Inc. Common Stock	$18,911,630	$209,088	$—	$—	$2,410,678	$1,274,005	$(3,600,334)	$14,174,623

Note 5. Federal Income Taxes

As of February 29, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$172,998,952	$2,377,839	$(7,715,486)	$(5,337,647)
Blue Chip Growth	437,294,213	173,455,185	(21,844,740)	151,610,445
Broad Cap Value Income	49,489,891	9,458,925	(4,391,378)	5,067,547
Capital Conservation	261,283,074	4,037,593	(2,622,022)	1,415,571
Core Equity	200,972,153	32,767,450	(16,995,635)	15,771,815
Dividend Value	525,473,470	47,504,215	(42,180,116)	5,324,099
Dynamic Allocation	259,142,711	3,143,685	(21,817,659)	(18,673,974)
Emerging Economies	587,588,684	22,831,732	(95,878,241)	(73,046,509)
Foreign Value	968,328,296	45,096,010	(204,784,493)	(159,688,483)
Global Real Estate	504,973,664	22,728,775	(47,792,009)	(25,063,234)
Global Social Awareness	365,602,852	32,611,571	(53,572,517)	(20,960,946)
Global Strategy	454,680,107	33,747,682	(65,259,073)	(31,511,391)
Government Securities	148,587,385	5,735,950	(469,893)	5,266,057
Growth	972,012,391	73,380,331	(45,628,685)	27,751,646
Growth & Income	101,518,847	12,588,491	(8,119,772)	4,468,719
Health Sciences	713,919,414	134,888,328	(37,891,869)	96,996,459
Inflation Protected	452,300,577	18,430,802	(18,064,893)	365,909
International Equities Index	1,151,882,924	66,211,779	(202,441,512)	(136,229,733)
International Government Bond*	183,432,287	4,650,485	(9,166,568)	(4,516,083)
International Growth	507,637,332	48,362,910	(50,906,095)	(2,543,185)
Large Cap Core	144,874,017	15,608,677	(7,283,403)	8,325,274
Large Capital Growth	355,363,615	46,237,372	(22,817,813)	23,419,559
Mid Cap Index	2,476,787,160	727,414,964	(304,166,770)	423,248,194
Mid Cap Strategic Growth	251,137,865	15,465,103	(17,421,995)	(1,956,892)
Money Market I	361,331,220	—	—	—
Nasdaq-100® Index	192,230,038	124,419,497	(7,058,675)	117,360,822
Science & Technology	925,486,571	73,391,572	(68,324,558)	5,067,014
Small Cap Aggressive Growth	128,963,384	3,536,077	(13,257,019)	(9,720,942)
Small Cap	289,249,962	52,263,668	(39,060,896)	13,202,772
Small Cap Index	947,704,505	246,665,891	(179,002,501)	67,663,390
Small Cap Special Values	224,021,726	11,039,945	(18,024,013)	(6,984,068)
Small-Mid Growth	120,712,475	8,878,741	(11,706,631)	(2,827,890)
Stock Index	2,438,542,964	1,666,853,877	(187,676,256)	1,479,177,621
Value	88,294,979	19,566,230	(7,319,402)	12,246,828

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2015.

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 28, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 28, 2016